Filed with the Securities and Exchange Commission on August 29, 2011
Securities Act of 1933 File No. 333-141120
Investment Company Act of 1940 File No. 811-22027

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 52	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 54	☑
(Check Appropriate Box or Boxes)
FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)
301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (302) 791-1851
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and Address of Agent for Service)
Copies to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

of
FundVantage Trust

Class A
BABAX

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Investment Objective

The Boston Advisors Broad Allocation Strategy Fund (the “Fund”) seeks positive total returns through most market conditions by investing in a wide range of asset classes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000, or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 23 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.80%
Distribution and/or Service (Rule 12b-1) Fees	0.25%
Other Expenses[2]	1.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses[3]	2.49%
Fee Waiver and/or Expenses Reimbursement	(0.81)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.68%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other expenses” are based on estimated amounts for the current fiscal year.

[3]	Boston Advisors, LLC (“Boston Advisors” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s

1

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years

Class A Shares	$687	$1,187

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 31, 2011 (commencement of the Fund’s investment operations) through April 30, 2011, the Fund’s portfolio turnover rate was 22.69% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund seeks to achieve total return in excess of a traditional portfolio of 60% equity and 40% fixed income investments with lower volatility and more downside protection, over a market cycle. Starting with a global, multi-asset class target benchmark, the Fund’s strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund’s risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds (“ETFs”). The Fund also may invest in other unaffiliated mutual funds (together with ETFs, “Underlying Funds”) and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Adviser, in which risk analysis forms an integral part of the investment process. Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the Adviser’s proprietary quantitative approach and qualitative analysis of market conditions. Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund’s exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions; countries, including the U.S.; industries; and capitalization ranges. The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser’s current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one Underlying Fund or asset class.

The Fund seeks to reduce risk and volatility relative to a traditional portfolio of 60% equity and 40% fixed income investments over a market cycle primarily through its flexible approach to asset allocation among a broad array of traditional and non-traditional asset classes. Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

2

The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

•	Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its net asset value; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying ETF shares; (4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

•	Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one Underlying Fund or asset class may exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

•	Commodity-Related Securities Risk. The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

•	Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

•	Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

•	Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

•	Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

•	Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

3

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Expenses Risk. The risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

•	Foreign Securities Risk. The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	High-Yield Risk. The risk that the Fund’s non-investment grade fixed income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and NAV. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payment.

•	Interest Rate/Maturity Risk. The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

•	Management Risk. The risk that a strategy used by the investment management team may fail to produce the intended results.

•	Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

•	Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

•	Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

•	Real Estate Securities Risk. The risk that investments in real estate investment trusts (“REITs”) and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

•	Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

•	Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•	Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

4

Management of the Fund

Investment Adviser

Boston Advisors, LLC

Portfolio Managers

•	Michael J. Vogelzang, CFA, President and Chief Investment Officer, has been managing the Fund since its inception in 2010.

•	David Hanna, Senior Vice President and Director of Alternative Investments, has been managing the Fund since its inception in 2010.

•	James Gaul, Vice President and Portfolio Manager, has been managing the Fund since its inception in 2010.

•	Donald D. Fox, Senior Vice President and Portfolio Manager, has been managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A Shares
Regular Accounts	Initial Investment	$10,000
	Additional Investments	$2,500

Individual Retirement Accounts	Initial Investment	$5,000
	Additional Investments	$1,000

Automatic Investment Plan	Initial Investment	$10,000
	Additional Investments	$1,000

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Boston Advisors Broad Allocation Strategy Fund	Boston Advisors Broad Allocation Strategy Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 526-8968

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (866) 526-8968 for current wire instructions.

Redemption by telephone:

Call (866) 526-8968.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Fund seeks positive total returns through most market conditions by investing in a wide range of asset classes. The investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ON THE PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

All investments carry some degree of risk that will affect the value of the Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund. This section takes a closer look at some of the Fund’s principal investment strategies and related risks.

Underlying Fund Risk. The Fund’s investments are primarily concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds. The value of the Underlying Funds’ investments, and the NAVs of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objectives of the Underlying Funds will be achieved.

Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. The Fund may invest in various Underlying Funds that seek to track certain equity and fixed income indices. Investments in index funds will subject the Fund to tracking risk, which is the risk that the index funds’ performance will not track the performance of its respective index. The Fund also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Fund also may invest in Underlying Funds that invest in mid- and small-capitalization stocks, which may be riskier than investing in larger, more established companies. The Fund’s investment in Underlying Funds that invest in fixed income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed income securities. The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected). The Fund may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments. The risks of the Underlying Funds’ investments and the Fund to the extent the Fund invested in those investments directly are discussed in more detail below. In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds.

Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments as defined by the Adviser will cause the Fund to underperform other funds with a similar investment objective. The Fund’s investment in any one Underlying Fund or asset class may exceed 25% of the Fund’s total assets.

Commodity-Linked Securities Risk. The Underlying Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing Underlying Funds, the Adviser seeks to provide exposure to various commodities and commodity sectors.

The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional

6

securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times, the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Underlying Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Underlying Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

The Fund’s ability to invest in commodity linked derivatives and Underlying Funds invested in commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to the Fund’s qualification as a regulated investment company (“RIC”).

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Derivatives Risks. The Fund and the Underlying Funds may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices and may be leveraged. Derivatives include futures contracts, options, interest rate and currency swaps, equity swaps, forward currency contracts and structured securities (including CMOs and other types of asset-backed securities, “stripped” securities and various floating rate instruments, including leveraged “inverse floaters”).

Engaging in derivative transactions involves special risks, including: (a) market risk that the Fund’s or Underlying Fund’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund or an Underlying Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Fund or an Underlying Fund may suffer a loss whether or not the analysis of the investment advisers is accurate.

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund or an Underlying Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund or an Underlying Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement also may cause the Fund or an Underlying Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund or an Underlying Fund, accelerate recognition of income to the Fund or an Underlying Fund, affect the holding periods for the Fund’s or an Underlying Fund’s assets and defer recognition of certain of the Fund’s or an Underlying Fund’s losses. The Fund’s ability to invest in derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as RICs.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Fund or an Underlying Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund or an Underlying Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund or an Underlying Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

The Fund or certain of the Underlying Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments

7

may be used for hedging purposes, to seek to increase total return or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs.

Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s or an Underlying Fund’s securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s or an Underlying Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund or an Underlying Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.

The Fund or certain Underlying Funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies. The Fund or an Underlying Fund may “cover” a call option by owning the security underlying the option or through other means. Put options written by the Fund or an Underlying Fund are “secured” if the Fund or the Underlying Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment adviser is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

The Fund or certain Underlying Funds will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the investment adviser to the Fund or the Underlying Funds. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Interest Rate Swaps, Currency Swaps, Total Rate of Return Swaps, Credit Swaps, and Interest Rate Floors, Caps and Collars. Interest rate and currency swaps are contracts that obligate the Fund or an Underlying Fund and another party to exchange their rights to pay or receive interest or specified amounts of currency, respectively. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets) or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events.

The Fund or certain of the Underlying Funds may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.

The use of swaps and interest rate floors, caps and collars is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If an investment adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund or an Underlying Fund would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Fund or an Underlying Fund may not be able to terminate its obligations when desired. In addition, if the Fund or an Underlying Fund is obligated to pay the return under the terms of a total rate of return swap, the Fund or Underlying Fund losses due to unanticipated market movements potentially are unlimited. The Fund or an Underlying Fund also may suffer a loss if the other party to a transaction defaults. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Equity Swaps. The Fund and certain Underlying Funds may invest in equity swaps. Equity swaps allow the parties to the

8

swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the investment management team does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund or an Underlying Fund may suffer a loss, which is potentially unlimited. The value of some components of an equity swap (such as the dividends on a common stock) also may be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund or an Underlying Fund may suffer a loss if the counterparty defaults. Because equity swaps normally are illiquid, the Fund or an Underlying Fund may not be able to terminate its obligations when desired.

Emerging Markets Risk. Additional risks are involved when investing in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations have less government regulation and are not subject to as frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. As a result the risks presented by investments in these countries are heightened. These countries also have problems with securities registration and custody. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States, and may involve an Underlying Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities an Underlying Fund has delivered or an Underlying Fund’s inability to complete its contractual obligations. An Underlying Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the Underlying Fund, the investment adviser, its affiliates and their respective clients and other service providers. An Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to an Underlying Fund.

Investments in some emerging countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price and the rights of the Fund in connection with the security.

Unanticipated political, economic or social developments may affect the value of the Underlying Funds’ investments in emerging market countries and the availability to the Underlying Funds of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Underlying Funds’ investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and an Underlying Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Many emerging countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse effect on these countries’ economies and their securities markets. Moreover, many emerging countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures.

From time to time, certain of the companies in which the Underlying Funds may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries

9

identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund and Underlying Fund will be indirectly subject to those risks.

Many emerging countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns.

The creditworthiness of firms used by an Underlying Fund to effect securities transactions in emerging countries may not be as strong as in some developed countries. As a result, an Underlying Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities.

An Underlying Fund’s ability to manage its foreign currency may be restricted in emerging countries. As a result, a significant portion of an Underlying Fund’s currency exposure in these countries may not be covered.

The recent decline in the U.S. economy as a result of the subprime crisis may have a disproportionately more adverse effect on economies of emerging markets.

Equity Securities Risk. “Equity securities” include common stocks, preferred stocks, investment companies including ETFs, interests in REITs, convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Expenses Risk. The risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Foreign Securities Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and the International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Foreign securities involve special risks and costs, which are considered by the Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries. A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed income and equity markets around the world.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Underlying Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by an Underlying Fund are usually valued in

10

U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing an Underlying Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that an Underlying Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Underlying Funds may expose them to risks independent of their securities positions.

The Fund or an Underlying Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject the Fund to risks associated with that particular region, such as general and local economic, political and social conditions. An Underlying Fund may invest more than 25% of its total assets in the securities of issuers located in a single country, and such an investment will subject the Fund to increased foreign securities risk with respect to the particular country.

On January 1, 1999, the European Economic and Monetary Union (“EMU”) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries.

The European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is relatively new. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by Underlying Funds. Because of the number of countries using this single currency, a significant portion of the assets held by certain Underlying Funds may be denominated in the euro.

High-Yield Risk. Certain of the Underlying Funds invest in non-investment grade securities. Non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”) generally are rated BB or below by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) (or have received a comparable rating from another Nationally Recognized Statistical Rating Organization (“NRSRO”)), or, if unrated, are determined to be of comparable quality by the investment adviser to an Underlying Fund.

Non-investment grade fixed income and convertible securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low-rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment by an Underlying Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by an Underlying Fund of its initial investment and any anticipated income or appreciation will be uncertain. An Underlying Fund also may incur additional expenses in seeking recovery on defaulted securities.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and an Underlying Fund’s ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for an Underlying Fund to obtain precise valuations of such securities in its portfolio.

Investments in lower quality securities, whether rated or unrated, will be more dependent on an investment adviser’s credit analysis than would be the case with investments in higher quality securities.

Interest Rate/Maturity Risk. The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term

11

fixed income securities than shorter-term securities. Certain of the Underlying Funds will maintain the dollar-weighted average maturity of their portfolios within a specified range. However, the maturities of certain instruments, such as variable and floating rate instruments, are subject to estimation. In addition, in calculating average weighted maturities, the maturity of mortgage and other asset-backed securities will be based on estimates of average life. As a result, the Underlying Funds cannot guarantee that these estimates will, in fact, be accurate or that their average maturities will remain within their specified limits.

Management Risk. The risk that a strategy used by the investment management team may fail to produce the intended results.

Market Risk. Market Risk is the risk that the value of the securities in which the Fund or an Underlying Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Price changes may be temporary or last for extended periods. Accordingly, the values of the equity investments that the Fund or an Underlying Fund holds may decline over short or extended periods. This volatility means that the value of your investment in the Fund may increase or decrease. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

Over the past several years, stock markets have experienced substantial price volatility. Growth stocks are generally more sensitive to market movements than other types of stocks and their stock prices may therefore be more volatile and present a higher degree of risk of loss. Value stocks, on the other hand, may fall out of favor with investors and underperform growth stocks during any given period.

Portfolio Turnover Risk. Certain of the investment advisers to the Underlying Funds may not consider portfolio turnover rate a limiting factor in making investment decisions for certain Underlying Funds. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce both an Underlying Fund’s return and the Fund’s return. It also may result in higher short-term capital gains that are taxable to shareholders.

Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

Real Estate Investment Trusts and Real Estate Securities Risk. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Certain Underlying Funds may invest in REITs.

There is the risk that the Fund’s investments will be affected by factors affecting the value of real estate and earnings of companies engaged in real estate activities. These factors include without limitation: changes in the value of real estate properties and difficulties in valuing and trading real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income; changes in the appeal of property to tenants; and changes in interest rates. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT’s manager. REITs also are subject to risks generally associated with investments in real estate. These risks include: changes in the value of real estate properties and difficulties in valuing and trading real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income; changes in the appeal of property to tenants; tenant bankruptcies and other credit problems; and changes in interest rates. An Underlying Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Short Sale Risk. The Fund and certain Underlying Funds may make short sales of securities, either as a hedge against the potential decline in the value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. A short sale involves selling a security that the Fund does not own and borrowing that security for delivery to the purchaser. The Fund would then be obligated to purchase the security at a later date in order to return it to the security’s lender. The Fund would realize a gain on the transaction if the price at which it sold the security was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs. The Fund will limit short sales to not more than 33 1/3% of its total assets.

There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of a security could theoretically increase without limit. Purchasing securities to close

12

out a short position can itself cause the price of securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.

A short sale “against-the-box” is a short sale such that at all times when the short position is open the seller owns or has the right to obtain, at no added cost, an equal amount of securities identical to those sold short. The Fund and certain Underlying Funds may make short sales against-the-box. If the Fund sells securities short against-the-box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it actually had sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short position with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which an Underlying Fund may effect short sales.

Small Cap Stock Risk. Investments in small capitalization companies involve greater risk and more abrupt or erratic price movements than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth or earnings prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management or upon a small or inexperienced management group; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. Transaction costs for small capitalization investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

As a result, their performance can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s investments.

Securities of small capitalization companies may lack sufficient market liquidity to enable the Fund or an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

This section explores various other investment securities and techniques that the Adviser and Underlying Funds may use.

Asset-Backed Securities. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Examples of asset-backed securities also include collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust typically collateralized by a pool that is backed by a diversified pool of high risk, below-investment-grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans; senior unsecured loans; and other subordinate corporate loans, including loans that may be rated below-investment-grade or equivalent unrated loans.

In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment

13

and will suffer from having to reinvest in lower-yielding securities. The loss of higher-yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price.

The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the service agent, the financial institution providing the credit support or the counterparty. Credit supports generally apply only to a fraction of a security’s value. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund or an Underlying Fund could lose money if the issuer defaults. CBOs and CLOs are generally offered in tranches that vary in risk and yield. Both CBOs and CLOs can experience substantial losses due to actual defaults of the underlying collateral, increased sensitivity to defaults due to collateral default and disappearance of junior tranches that protect the more senior tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. As a result of the economic recession that commenced in the United States in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Fund or an Underlying Fund may suffer greater levels of default than were historically experienced.

In addition to prepayment risk, investments in mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities of underperforming assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Recently, delinquencies, defaults and losses on residential mortgage loans have increased substantially and may continue to increase, which may affect the performance of the mortgage-backed securities in which the Fund or an Underlying Fund invest. The recent and unprecedented disruption in the residential mortgage-backed securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-backed securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-backed securities held by the Fund. Additionally, a lack of credit availability, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions also may adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-backed securities (including the mortgage-backed securities in which the Fund or an Underlying Fund may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-backed securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-backed securities or other asset-backed or structured products. Trading activity associated with market indices also may drive spreads on those indices wider than spreads on mortgage-backed securities, thereby resulting in a decrease in value of such mortgage-backed securities, including the mortgage-backed securities owned by the Fund.

Borrowings and Reverse Repurchase Agreements. The Fund and Underlying Funds may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund or Underlying Fund subject to the Fund’s or Underlying Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest).

The Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets (including the amount borrowed). The Fund may enter into reverse repurchase agreements when the Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund or an Underlying Fund decline in value while these transactions are outstanding, the NAV of the Fund’s or Underlying Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Fund or an Underlying Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Fund

14

or an Underlying Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Fund or an Underlying Fund.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, an Underlying Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Underlying Fund’s return and its ability to achieve its investment objective.

Custodial Receipts. Custodial receipts are participations in trusts that hold U.S. government, bank, corporate or other obligations. They entitle the holder to future interest payments or principal payments or both on securities held by the custodian. Like other stripped securities (which are described below), custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

Exchange Rate-Related Securities. Certain Underlying Funds may invest in exchange rate-related securities. Exchange rate-related securities represent certain foreign debt obligations whose principal values are linked to a foreign currency but which are repaid in U.S. dollars. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Certain of the Underlying Funds may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. They also may enter into such contracts for speculative purposes (i.e., to increase total return) or for cross-hedging purposes. Foreign currency exchange contracts will be used at the discretion of the investment advisers, and no Underlying Fund is required to hedge its foreign currency positions.

Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an Underlying Fund’s foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that are not otherwise related to changes in the value of the securities held by an Underlying Fund. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Illiquid or Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see “Insurance Funding Agreements” below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and both foreign and domestic securities that are not readily marketable.

The Fund and each Underlying Fund may invest up to 15% (5%, if a money market Underlying Fund) of its net assets in securities that are illiquid. The Fund and each Underlying Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Adviser to the Fund and the investment advisers to the Underlying Funds determine, under guidelines approved by the respective Boards, that an adequate trading market exists.

Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund or Underlying Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund’s or Underlying Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by the Fund or the Underlying Funds that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

Initial Public Offerings (“IPO”). An IPO is a company’s first offering of stock to the public. Certain of the Underlying Funds may invest in IPOs. An IPO presents the risk that the market

15

value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Underlying Fund’s asset base is small, a significant portion of the Underlying Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Underlying Fund. As the Underlying Fund’s assets grow, the effect of the Underlying Fund’s investments in IPOs on the Underlying Fund’s performance probably will decline, which could reduce the Underlying Fund’s performance. Because of the price volatility of IPO shares, the Underlying Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of an Underlying Fund and may lead to increased expenses to the Underling Fund, such as commissions and transaction costs. By selling IPO shares, the Underlying Fund may realize taxable gains it subsequently will distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Underlying Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Underlying Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Underlying Funds’ investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Insurance Funding Agreements. An insurance funding agreement (“IFA”) is an agreement that requires an Underlying Fund to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits interest to the Underlying Fund for a set time period. Certain of the Underlying Funds may invest in IFAs issued by insurance companies that meet quality and credit standards established by the investment adviser.

IFAs are not insured by a government agency — they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

Investment Grade Securities. A security is considered investment grade if, at the time of purchase, it is rated: (i) BBB or higher by S&P; (ii) Baa3 or higher by Moody’s; or (iii) BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, or a comparable rating from another organization that is recognized as an NRSRO, even if it receives a lower rating from other rating organizations. An unrated security also may be considered investment grade if the investment adviser to the Underlying Fund determines that the security is comparable in quality to a security that has been rated investment grade.

Although securities rated BBB by S&P or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund and may be in default. Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the higher the degree of risk as to payment of interest and return of principal.

Mortgage Dollar Rolls. A mortgage dollar roll involves the sale by an Underlying Fund of securities for delivery in the future (generally within 30 days). The Underlying Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold.

Successful use of mortgage dollar rolls depends upon an investment adviser’s ability to predict correctly interest rates and mortgage prepayments. If the investment adviser is incorrect in its prediction, certain Underlying Funds may experience a loss. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Underlying Fund’s performance.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.

Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

16

Repurchase Agreements. Repurchase agreements involve the purchase of securities by an Underlying Fund or the Fund subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

Each Underlying Fund and the Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the investment adviser to the Underlying Funds or the Fund. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after an Underlying Fund or the Fund acquires the securities.

In the event of a default, an Underlying Fund or the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Underlying Fund’s or the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, an Underlying Fund or the Fund could suffer additional losses if a court determines that the Underlying Fund’s or the Fund’s interest in the collateral is unenforceable by the Underlying Fund or the Fund.

The Fund intends to enter into transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

With respect to collateral received in repurchase transactions or other investments, an Underlying Fund or the Fund may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Underlying Fund or the Fund, including minimizing the value of any collateral.

Securities Lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding the Fund’s investments in particular types of securities.

A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and possibly may incur a capital loss. The Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower. Additionally, the amount of the Fund’s distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of the Fund’s distributions that qualify for the dividends received deduction available to corporate shareholders (together, “qualifying dividends”) may be reduced as a result of the Fund’s securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by the Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

Stripped Securities. Certain of the Underlying Funds may invest in stripped securities, including securities registered in the STRIPS program, as described below. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by an Underlying Fund and adversely affect an Underlying Fund’s total return.

Structured Securities. Structured securities present an additional risk that the interest paid to the Fund or an Underlying Fund on a structured security will be less than expected. The value of structured securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, debt obligations, where the principal repayment at maturity is

17

determined by the value of a specified security or securities index.

The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, an Underlying Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

Temporary Defensive Position. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a larger than normal portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

U.S. Government Obligations. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, (b) securities of private issuers guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities pursuant to the FDIC Debt Guarantee Program, and (c) participations in loans made to foreign governments or their agencies that are so guaranteed.

Certain of the Underlying Funds may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

An agency of the U.S. government has placed the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

To the extent an Underlying Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is the possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where an Underlying Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments (“inverse floaters”). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates.

Certain of the Underlying Funds may invest in variable and floating rate instruments to the extent consistent with their investment objectives and strategies.

The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an Underlying Fund is not entitled to exercise its demand rights. As a result, an Underlying Fund could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness.

Warrants. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

18

Certain Underlying Funds may invest in warrants and similar rights. They also may purchase bonds that are issued in tandem with warrants. Warrants are derivative instruments that present risks similar to options.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Certain of the Underlying Funds may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Although an Underlying Fund generally would purchase securities in these transactions with the intention of acquiring the securities, it may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered.

These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. These are securities issued at a discount from their face value because interest payments typically are postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

Certain Underlying Funds may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective and strategies. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. An Underlying Fund’s investment in zero coupon, pay-in-kind and capital appreciation bonds may require the Underlying Fund to sell some of its securities to generate sufficient cash to satisfy certain income distribution requirements.

Additionally, the Fund and the Underlying Funds in which it invests may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Fund’s and the Underlying Funds’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in the Fund.

The Fund and the Underlying Funds in which it invests may invest in other securities and are subject to further restrictions and risks that are described in the Fund’s Statement of Additional Information (‘‘SAI”). Additional information about the Fund, its investments and related risks can also be found in the “Investment Policies” section in the SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (866) 526-8968 and on the Fund’s website at www.bostonadvisorsfunds.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

19

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Boston Advisors, LLC is a registered investment adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts, 02109. Since 1982, Boston Advisors, or its predecessors, has provided portfolio management services to mutual funds, hedge funds, individuals, trusts, pension plans, profit sharing plans, endowments and foundations. As of July 31, 2011, Boston Advisors had approximately $1.9 billion in assets under management. Boston Advisors, subject to the general oversight of the Trust’s Boards of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. The Adviser is entitled to receive an investment advisory fee of 0.80% of the Fund’s average net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Fund, is available in the Fund’s annual report to shareholders for the fiscal period ended April 30, 2011.

PORTFOLIO MANAGERS

Michael J. Vogelzang, CFA, President and Chief Investment Officer, oversees Boston Advisors’ investment activities and business practices. Mr. Vogelzang is responsible for directing the equity investment management process for individual as well as institutional clients. Prior to joining Boston Advisors in 1997, Mr. Vogelzang was Senior Vice President at Freedom Capital Management from 1991 to 1997. He began his career in the early 1980s in the investment management and trust departments at the Boston Company. Mr. Vogelzang earned a B.A. degree in Economics and Political Science from Calvin College and is a member of the Boston Security Analysts Society.

James Gaul, Vice President and Portfolio Manager, provides equity and fixed income management services to individual and institutional clients. Prior to joining Boston Advisors in 2005, Mr. Gaul was an institutional fixed income sales professional with Commerce Capital Markets, Inc. and Advest, Inc. Mr. Gaul earned a B.S. in Business Administration (Investments) from Babson College and a Masters of Science in Investment Management from Boston University.

Donald D. Fox, Senior Vice President and Portfolio Manager, provides investment guidance and portfolio management services to individual and institutional clients as a member of Boston Advisors’ Private Advisory group and is a member of the Asset Allocation Committee. Prior to joining Boston Advisors in 1998, Mr. Fox was a portfolio manager with Babson-United Investment Advisors, Inc. from May 1998 to May 2002 and an equity analyst with Babson-United Investment Advisors, Inc. from April 1985 to May 1998. Mr. Fox earned a B.A. from the University of Rochester.

David Hanna, Senior Vice President and Director of Alternative Investments, serves as Director of Alternative Investments for Boston Advisors. Prior to joining Boston Advisors in 2006, he was a senior Portfolio Manager in the Global Hedge Fund Strategies Group of State Street Global Advisors (“SSGA”) and was with that firm in various roles from 1997 to 2005. Prior to joining SSGA, he was Vice President, Quantitative Analysis at Standish, Ayer & Wood from 1992-1997. Mr. Hanna earned a B.S. in Finance from the Pennsylvania State University in 1987.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of the Fund.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

Shown on the opposite page is performance information for the Adviser’s Broad Allocation Strategy Composite (the “Composite”), a composite of all discretionary accounts managed by the Adviser according to the strategy. These accounts are managed with the same investment objective as the Fund, and are subject to substantially similar investment policies and techniques as those used by the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.

The Composite for which results are reported is “gross” and “net” of fees (after deduction of advisory fees). The Composite fee schedule is as follows: 1.00% on the first $3 million of assets under management; 0.80% on the next $3 million of assets under management; 0.60% on the next $3 million of assets under management; and 0.40% on the remainder. However, the Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (“1940 Act”) or the Code. Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, the operating expenses incurred by the separate accounts are lower than the operating expenses of the Fund, and, accordingly, the performance results of the Composite are greater than what Fund performance would have been.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

20

Historical Performance Composite

	Annual Returns		Annualized Returns
	(Net of Fees)		(Net of Fees)
	1 Year		Since Inception		Composite Statistics
		60% S&P/40%		60% S&P/40%			Total
	Composite	Barclays U.S.	Composite	Barclays U.S.	Number	Composite	Firm	Annual
For Periods Ending	Total	Aggregate	Total	Aggregate	of	Assets	Assets	Composite
December 31	Return	Benchmark	Return	Benchmark	Accounts	($MM)	($Bill)	Dispersion

YTD 2011 (through July 31)	3.85%	3.94%	9.28%	12.03%	78	$40.2	$1.94	NA
2010	10.06%	12.08%	9.99%	13.45%	42	$18.20	$1.73	0.69%
2009	11.33%	18.40%	9.94%	14.64%	8	$5.26	$1.72	0.00%
2008 (Oct. 1 through Dec. 31)	0.32%	—0.94%	0.32%	—0.94%	Less than 5	$0.47	$1.55	NA

The Composite includes all discretionary, fee paying accounts with a minimum portfolio size of $50,000 that typically invest in a broad range of asset classes intended to provide positive total return through most market conditions. Eligible asset classes include domestic and international equity, commodities, taxable and tax-exempt fixed income, engineered returns, high yield debt and inflation protected securities. The strategy may employ exchange traded funds and other commingled vehicles, options, futures or other derivatives to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions and for comparison purposes is measured against a blended benchmark comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, rebalanced monthly. The benchmark was changed in February 2010 from a custom benchmark as a result of improved understanding of market demand. The composite was created on June 3, 2009. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. The U.S. Dollar is the currency used to express performance. Returns are presented net of management fees and include the reinvestment of dividends. Net of fee performance is calculated using actual fees. Actual investment advisory fees incurred by clients may vary. The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite the entire year. Additional information regarding the policies for calculating and reporting returns is available upon request. Past performance is not indicative of future performance. It should not be assumed that results in the future will be profitable or equal to past performance.

21

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

22

PURCHASE OF SHARES

Shares are offered on a continuous basis by BNY Mellon Distributors Inc. (the “Underwriter”) and are sold subject to certain sales charges. Purchase orders are effected at the NAV next computed after the Fund has received your purchase order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order.

The minimum initial investment in shares of the Fund is $10,000 ($5,000 for IRAs). The minimum initial investment requirement may be waived for persons who are clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. Additional investments in the Fund must be at least $2,500 ($1,000 for IRAs). The shares of the Fund charge sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. Information regarding sales charges and other fees and well as methods to purchase shares of the Fund is described below.

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan provides for payments of up to 0.25% of the average daily net assets of the Fund’s shares.

Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the 1933 Act. Certain dealers may receive a commission from the Underwriter and/or Adviser on purchases of $1 million or more. The CDSC only applies to those Class A shares that were bought without an initial sales charge because the investment in the Fund was in excess of $1 million in the aggregate at the time of purchase and the selling broker-dealer received a commission on such purchase paid by the Underwriter and/or Adviser. The CDSC will be retained by the Underwriter and/or Adviser as reimbursement for its previous commission payments.

Contingent Deferred Sales Charge

You may be subject to a CDSC if you sell Class A shares of the Fund. If you bought Class A shares without an initial sales charge because your investments in the Fund were in excess of $1 million in the aggregate at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 12 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 12 months

23

of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the investor, either directly or through their registered representative and/or financial intermediary, to ensure that the investor obtains the proper “breakpoint” discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.

For more information on reduced sales charges, please visit the Fund’s website at www.bostonadvisorsfunds.com or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

24

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account (“IRA”) or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, Adviser and its affiliates, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and IRAs (including IRAs to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.

TO OPEN AN ACCOUNT

By Mail

You may purchase shares by sending a check drawn on a U.S. bank payable to the Fund along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $10,000 ($5,000 for IRAs). Send the check and application to:

Regular Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 526-8968

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of additional due diligence. Please contact the Adviser at (617) 348-3100 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll free at (866) 526-8968 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $10,000 ($5,000 for IRAs). Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share. Your bank may charge a wire fee.

Individual Retirement Account Investments

You may invest in the Fund through the following individual retirement accounts:

•	Traditional Individual Retirement Accounts (“IRAs”);

•	Roth Individual Retirement Accounts (“Roth IRAs”); and

•	Simplified Employee Pension Plans (“SEP IRAs”).

25

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check for at least $2,500 ($1,000 for IRAs) is payable to the Fund. Mail the slip and your check to:

Regular Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 526-8968

By Wire

Please call Shareholder Services at (866) 526-8968 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for an amount equal to or greater than the investment minimum set forth above.

Automatic Investment Plan

You may open an automatic investment plan account for regular accounts with a $10,000 initial purchase and a $1,000 monthly investment. You may open an automatic investment plan account for an IRA with a $5,000 initial purchase and a $1,000 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (866) 526-8968 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. After your initial purchase of $10,000 for a regular account or $5,000 for an IRA account, you may authorize the automatic withdrawal of funds from your bank account. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent at (866) 526-8968.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Class A shares of the Fund are sold at their offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.25%. “Good order” means that the purchase request is complete and includes all required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include: brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

26

Networking and Sub-Transfer Agency Fees. The Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

27

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”). Redemption orders placed

28

through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before the close of the Exchange, typically 4:00 p.m. Eastern time) or on the next business day (if received after the close of the Exchange, typically 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

29

•	Mail your request to:

Regular Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 526-8968

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (866) 526-8968. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis. Call toll-free (866) 526-8968 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

30

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.

Account Minimum

You must keep at least $2,000 worth of shares ($1,500 for IRAs) in your Class A account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below the account minimum due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Fund’s shareholder servicing group toll-free at (866) 526-8968 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 526-8968.

31

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 526-8968.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A shares reflecting transactions made during the quarter;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 526-8968 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that the Fund will pay either an income dividend or a capital gain distribution.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

32

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

33

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
of
FundVantage Trust

(866) 526-8968

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (866) 526-8968 or on the Fund’s website at www.bostonadvisorsfunds.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 526-8968 or on the Fund’s website at www.bostonadvisorsfunds.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Boston Advisors Broad Allocation Strategy Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 526-8968
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
OF
FUNDVANTAGE TRUST
Class A Shares
BABAX
STATEMENT OF ADDITIONAL INFORMATION
September 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Boston Advisors Broad Allocation Strategy Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722, by calling the Fund at (866) 526-8968 or on the Fund’s website at www.bostonadvisorsfunds.com.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund issues Class A and Institutional Class shares. This SAI only pertains to Class A shares of the Fund. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Boston Advisors, LLC (“Boston Advisors” or the “Adviser”), serves as investment adviser to the Fund.
INVESTMENT POLICIES
The following supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus. The Fund invests substantially all of its assets in other funds. The other funds in which the Fund invests are referred to in this SAI as “Underlying Funds.” Unless otherwise indicated, this information applies to the Fund through its investment in Underlying Funds.
The Adviser anticipates that the number and identity of the Underlying Funds and other investments will vary over time as a result of allocations and reallocations among new and existing Underlying Funds and the performance of each Underlying Fund as compared to the performance of other Fund assets. In addition, to avoid potential adverse regulatory consequences, the Fund may need to hold its interest in an Underlying Fund in non-voting form or limit its voting rights to a certain percentage.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BANKERS’ ACCEPTANCES. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
CERTIFICATES OF DEPOSIT. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

1

TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which may vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of its total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of its total assets.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees of the Trust, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund

2

generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of

3

the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.
A third party or the Adviser also may create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Adviser believes that such a combination may better achieve the Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

4

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
The Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.
High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities, may incur additional expenses to seek recovery of its respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.
The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.
The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by the Fund, the Fund may retain the security if the Adviser deems it in the best interest of shareholders.

5

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategies. The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in

6

greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund may sell naked or covered call options to enhance income and may also sell or buy put options on individual securities to gain exposure or manage risk. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

7

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
To the extent that the Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.
Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or

8

commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. The Fund may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as Adviser to the Fund.
Limitations on Use of Futures and Futures Options. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with the custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the

9

related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” their position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

10

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover the Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.
The requirements for qualification as a regulated investment company (“RIC”) provided under the Internal Revenue Code of 1986, as amended (“IRC”) also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “Taxation of the Fund.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical

11

commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to invest in commodity futures contracts.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. The Fund may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
The Fund may enter into swap transactions for any legal purpose consistent with their investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities

12

the Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objective and general investment polices, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
The Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
The Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may

13

elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
In January 2009, the Securities and Exchange Commission (“SEC”) issued temporary rules to allow for clearinghouses to facilitate certain credit default swap (“CDS”) transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Fund’s ability to enter into swap agreements may, in the future, be prohibited and/or limited as a result of legislative or regulatory changes.
Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of

14

greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to use swap agreements and, if investments swaps are made, may cause the Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to the Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in the Fund’s other investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Correlation Risk. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In this regard, certain funds seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of these funds are not designed or expected to produce returns which replicate the performance (or inverse

15

performance) of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by the Fund, from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by the Fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which the Fund invests; (iv) the Fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of the Fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
EMERGING MARKETS. The Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain

16

national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investment in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Fund may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Fund may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described in “Derivative Instruments.”
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. If the Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Brady Bonds. The Fund may invest in Brady Bonds. The Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities

17

created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.
Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.
Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.
EQUITY-LINKED SECURITIES. The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivative Instruments” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restriction on investments in illiquid securities.
EVENT-LINKED EXPOSURE. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes

18

losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest.
For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of the Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:
(i) When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
(ii) If a particular currency is expected to decrease against another currency, the Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.
(iii) If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that the Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in value of the bond.

19

(iv) The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave the Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Fund may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Pursuant to the restrictions imposed by the IRC on the Fund with respect to its qualification as a RIC, the Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the Fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income. See “Taxation of the Fund” for more information.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with

20

which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Fund may invest in foreign securities, including securities from issuers located in emerging market countries. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that the Fund will lose money. In addition to equity securities, foreign investments of the Fund may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.
Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the Fund that invests in foreign securities as measured in U.S. dollars will

21

be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Market Risk. A fund that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States or otherwise adversely affect the Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund’s operations.
Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (the “Exchange”). Accordingly, the Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Accounting standards in other countries are not necessarily the same as in the United States. If the

22

accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.
Certain Risks of Holdings Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
Sovereign Debt. The Fund may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political

23

events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Commodity-Linked Securities. Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. The Underlying Funds in which the Fund invests may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing Underlying Funds, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
The Fund intends to qualify annually to be treated as RICs under the IRC. To qualify as a RIC, the Fund must invest in assets which produce Qualifying Income. Whether the income from hybrid instruments is Qualifying Income is unclear. If the Fund invests in these types of securities and the income is determined not to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
ILLIQUIDITY OF INVESTMENTS IN UNDERLYING FUNDS. The Fund may invest in Underlying Funds, which may or may not be registered under the 1940 Act. Investments in unregistered funds generally will be illiquid

24

and generally may not be transferred without the consent of the Underlying Fund. The Fund may be unable to liquidate its investment in an underlying unregistered fund when desired (and incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an unregistered fund, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Fund to dispose of these securities in a manner that is in the Fund’s best interests. The Fund may not be able to withdraw from an underlying unregistered fund except at certain designated times, thereby limiting the ability of the Adviser to withdraw assets from an underlying unregistered fund that may have poor performance or for other reasons. The fees paid by unregistered funds to their advisers and general partners or managing members often are significantly higher than those paid by registered funds and generally include a percentage of gains. The value of the Fund’s interest in these unregistered funds will be affected by these fees.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

25

INSURANCE FUNDING AGREEMENTS. The Fund may invest in insurance funding agreements (“IFAs”). An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Portfolio’s limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Set forth below is additional information about the risks associated with an investment in ETFs and other Underlying Funds.
Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, an ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, an ETF may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
Absence of Active Market. Although the shares of ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

26

Lack of Market Liquidity. Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.
Shares of an ETF May Trade at Prices Other Than NAV. Shares of an ETF may trade at, above, or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF’s holdings. The trading prices of an ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in large blocks of shares (“Creation Units”) at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF’s shares should not be sustained.
Trading Risk. While the creation/redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAVs, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.
Non-Diversification Risk. An Underlying Fund may be classified as “non-diversified.” This means that the Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, the Underlying Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
Passive Investment Risk. Most ETFs, and certain other Underlying Funds, are not actively managed. An Underlying Fund or ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Passively-managed funds or ETFs invest in the securities included in, or representative of, their underlying index regardless of their investment merit. The Adviser to a passively-managed fund or ETF does not attempt to take defensive positions in declining markets. Because a passively-managed fund or ETF may not fully replicate its underlying index and may hold securities not included in its underlying index, such fund or ETF is subject to management risk. This is the risk that the investment strategy used by the Adviser of a fund or ETF, the implementation of which is subject to a number of constraints, may not produce the intended results. Imperfect correlation between the securities held in a passively-managed fund or ETF and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause such fund’s performance to vary from the performance of its underlying index. This is called “tracking error.” Tracking error may also result because the fund or ETF incurs fees and expenses while its underlying index does not incur such expenses.
Concentration Risk. An Underlying Fund’s assets may be concentrated in an industry or group of industries. By concentrating its assets in a single industry or group of industries, the Underlying Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the underlying fund to a greater extent than if the underlying fund’s assets were invested in a wider variety of industries.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.

27

MASTER LIMITED PARTNERSHIPS. The Fund may invest in master limited partnerships (“MLPs”), which generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. The Fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices. An MLP may be taxed as a corporation, contrary to its intention to be taxed as a partnership, resulting in decreased returns to the Fund. The Fund’s investment in an MLP may generate unrelated business taxable income (“UBTI”) to tax-exempt shareholders of the Fund. Tax-exempt shareholders are urged and advised to consult their own tax advisers to determine the impact on them of the Fund’s investment in an MLP.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been

28

experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act

29

requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-

30

governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as the Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as the Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many

31

of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, the Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash

32

flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the

33

mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are

34

subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Fund also may invest in other types of asset-backed securities.
MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt. See “Taxation of the Fund” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax Anticipation Notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.

35

Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Fund” for a summary of some of the federal income tax consequences to shareholders of the Fund investing in PABs.
Resource Recovery Bonds. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA.
Put Bonds. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
RATINGS AS INVESTMENT CRITERIA. In general, the ratings of the nationally recognized statistical ratings organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the Underlying Funds as initial criteria for the selection of portfolio securities, but the Underlying Funds also will rely upon the independent advice of their investment advisers to evaluate potential investments. Among the factors that may be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.
Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events may require sale of such securities by an Underlying Fund, but the investment adviser of an Underlying Fund may consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, an Underlying Fund may attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

36

REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund when investing in REITs will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid, are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

37

Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. The Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.

38

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
RIGHTS OFFERINGS AND WARRANTS TO PURCHASE SECURITIES. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund

39

may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently.
Similar to zero coupon bonds, paid-in-kind (“PIK”) securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 24.98%.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

40

The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Fund’s or the Adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

41

INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1. Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
3. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
4. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
5. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
6. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
7. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
8. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
9. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in

42

connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
The Underlying Funds may be subject to investment restrictions that are more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

43

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
September 1997 to July 2010.

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; CEO of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

44

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

45

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not

46

impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

47

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all funds overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
	Dollar Range of	Companies Overseen by Trustee
	Equity Securities	within the Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

48

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

		Pension or Retirement		Total
	Aggregate	Benefits Accrued as	Estimated Annual	Compensation
	Compensation	Part of the Trust’s	Benefits upon	from the Trust
Name of Trustee	from the Trust	Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125

IQBAL MANSUR	$29,500	$0	$0	$29,500

DONALD J. PUGLISI	$28,000	$0	$0	$28,000

NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083

STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and

49

procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by request by calling the Fund at (866) 526-8968; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially, more than 5% of the outstanding equity securities of the Fund are provided below. Additionally, as of the same date, none of the Trustees or officers of the Trust owned in excess of 1% of any class of outstanding shares of the Fund.

		Percentage
Name and Address of	Number of Shares Held	of Class A Shares
Owner	of Record or Beneficially	Owned

NFS LLC FEBO	2,777.778	14.81%
NFS/FMTC IRA FBO Ronald J. Pugliese 200 Liberty Street One World Financial Center New York, NY 10281

NFS LLC FEBO	2,327.747	12.41%
Michelle Weibel 200 Liberty Street One World Financial Center New York, NY 10281

NFS LLC FEBO	2.327.747	12.41%
NFS/FMTC IRA FBO Charles Lovitt 200 Liberty Street One World Financial Center New York, NY 10281

NFS LLC FEBO	2.327.747	12.41%
Nancy Vagnini 200 Liberty Street One World Financial Center New York, NY 10281

NFS LLC FEBO	2,314.815	12.34%
NFS/FMTC IRA FBO Judith A. Pilicy 200 Liberty Street One World Financial Center New York, NY 10281

50

		Percentage
Name and Address of	Number of Shares Held	of Class A Shares
Owner	of Record or Beneficially	Owned

NFS LLC FEBO	1,841.621	9.82%
NFS/FMTC IRA FBO Cheryl J. Pannone 200 Liberty Street One World Financial Center New York, NY 10281

NFS LLC FEBO	1,011.960	5.39%
NFS/FMTC IRA FBO Megan B. Johnson 200 Liberty Street One World Financial Center New York, NY 10281

NFS LLC FEBO	1,011.960	5.39%
NFS/FMTC IRA FBO Edward W. Johnson 200 Liberty Street One World Financial Center New York, NY 10281

E*Trade Clearing LLC	975.610	5.20%
IRA Custodian P.O. Box 484 Jersey City, NJ 07303
INVESTMENT ADVISORY SERVICES
Boston Advisors is a registered investment adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts, 02109, and was founded by its predecessor Boston Advisors, Inc. in 1982. In addition to serving as investment adviser to the Fund, the Adviser provides portfolio management services to mutual funds, hedge funds, individuals, trusts, pension plans, profit sharing plans, endowments and foundations. As of July 31, 2011, Boston Advisors had approximately $1.9 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund on 60 days’ written notice to the Adviser without penalty or by the Adviser on 90 days’ written notice to the Trust without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, of 0.80% of the average daily net assets of the Fund. Pursuant to an expense limitation agreement, the Adviser has agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), interest, extraordinary items, “Acquired Fund Fees and Expenses,” and brokerage commissions, to 0.99% of average daily net assets of the Fund (the

51

“Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of all personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
The front-end sales load reallowed to dealers as a percentage of the offering price of each Fund’s Class A shares is described in the Fund’s Prospectus.
Michael J. Vogelzang, President and Chief Investment Officer, directly or indirectly, through his ownership interest in Birdsong Capital LLC, One Federal Street, Boston, MA 02110, a wholly employee owned entity organized as a limited liability company under the laws of Delaware, owns more than 25% of the Adviser and is presumed to control the Adviser. The address of Mr. Vogelzang is c/o Boston Advisors, LLC, One Liberty Square, 10th Floor, Boston, MA 02109. The Knights of Columbus and Krupka LLC each own more than 5% of the Adviser and may be deemed affiliated persons of the Adviser and an affiliate of the Fund under Section 2(a)(3) under the 1940 Act.
PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Michael J. Vogelzang, Donald D. Fox, James Gaul and David Hanna, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of

52

investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio manager from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts as of April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Michael J. Vogelzang, Donald D. Fox, James Gaul and David Hanna, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011.

			Number of Accounts	Total Asset Managed
	Total Number	Total	Managed subject to a	subject to a
Types of	of Accounts	Assets	Performance Based	Performance Based
Accounts	Managed	(million)	Advisory Fee	Advisory Fee (million)
Michael J. Vogelzang
Registered Investment Companies	2	$745	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	130	$259	0	$0
Donald D. Fox
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	112	$105	0	$0
James Gaul
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	63	$38	0	$0
David Hanna
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$11	0	$0
Material Conflicts Of Interest. While the Adviser does not perceive any actual conflicts of interest that are material to the Fund, potential conflicts of interest may exist as a result of the Adviser’s management of multiple accounts, allocating investments among such accounts, personal trading activities of the members of the portfolio management team and permissible use of soft dollars.

53

The Adviser manages multiple separately managed accounts for institutional and individual clients and a hedge fund (“Accounts”), each of which may have distinct investment objectives and strategies, some similar to the Fund and others different. At times the Adviser may determine that an investment opportunity may be appropriate for only some Accounts or may decide that certain of the Accounts should take differing positions with respect to a particular security. In these cases, the Adviser may place separate transactions for one or more separate Accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one Account over another, including the Fund. The Adviser may receive a performance based fee or greater advisory fee for managing an Account than received for advising the Fund which may create an incentive to allocate more favorable transactions to such Accounts. The Adviser may, from time to time, recommend an Account purchase shares of the Fund. The Adviser or Adviser’s affiliates may buy or sell for itself, or other Accounts, investments that it recommends on behalf of the Fund. Consistent with its duty to seek best execution, the Adviser selects the broker with whom to execute transactions on behalf of the Fund. The Adviser utilizes soft dollars whereby it may purchase research and services using commission dollars generated by the Fund. Often, the research and services purchased using the Fund’s commissions benefit other Accounts of the Adviser. Soft dollars may create an actual or perceived conflict of interest whereas the Adviser may have an incentive to initiate more transactions to generate soft dollar credits or may select only those brokers willing to offer soft dollar credits when placing transactions for the Fund.
The Adviser has adopted a trade aggregation policy which requires that all clients be treated equitably and compliance policies and procedures. The trade aggregation policy and compliance policies and procedures are designed to detect the types of conflicts of interest described above. However, there is no guarantee that such procedures will always detect or prevent every situation in which an actual or perceived conflict of interest may arise.
Compensation. All Boston Advisors, LLC institutional portfolio managers, with the exception of Michael J. Vogelzang, are compensated with a base salary based on market rate, a bonus and equity participation. Bonus is based on a percentage of salary subject to the achievement of internally established goals and relative performance of composite products managed by the institutional portfolio manager as measured against industry peer group rankings established by Evestment Alliance. Performance is account weighted, time weighted and evaluated on a pretax, annual basis. Discretionary bonuses may also be given. The method used to determine the portfolio manager’s compensation does not differ with respect to distinct institutional products managed by institutional portfolio managers. Regarding the compensation of Michael J. Vogelzang, as President of the Adviser and largest individual shareholder, his compensation is influenced by firm profitability, achieving general investment performance objectives and reaching certain business targets.
Ownership of Shares of the Fund. As of April 30, 2011, the Fund’s portfolio managers do not own shares of the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities

54

commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”) located at One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is

55

available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc, located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A shares as may be required pursuant to the plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Institutional Class shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Class A shares.

56

The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Class A shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Class A shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A shares and Institutional Shares of the Fund. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.

57

The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income tax.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.

58

TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which

59

includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided

60

for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
MLPs. The Fund intends to invest in certain MLPs which may be treated as qualified publicly traded partnerships. Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Requirement, but the Fund’s investment in one or more of such qualified publicly traded partnerships is limited to no more than 25% of the value of the Fund’s assets.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

61

A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

62

STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its

63

character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options,

64

futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-

65

term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

66

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.

67

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax adviser regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

68

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

A-1

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
BOSTON ADVISORS, LLC
PROXY VOTING POLICIES & PROCEDURES
I. INTRODUCTION
          Under the investment management contracts between Boston Advisors, LLC (“BA”) and most of our clients, the client retains exclusive voting authority over the securities in the client’s portfolio and we do not have any role in proxy voting. BA assumes responsibility for voting proxies when requested by a client and with respect to clients subject to the Employee Retirement Income Security Act of 1974 (“ERISA”).
II. STATEMENTS OF POLICIES AND PROCEDURES
A.	Policy Statement. The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe, are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

While retaining final authority to determine how each proxy is voted, BA has reviewed and determined to follow in most instances the proxy voting policies and recommendations (the “Guidelines”) of Egan-Jones Proxy Services, a proxy research and consulting firm (“Egan-Jones”). Egan-Jones will track each proxy that BA is authorized to vote on behalf of our clients and will make a recommendation to management of BA as how it would vote such proxy in accordance with the Guidelines. Unless otherwise directed by BA, Egan-Jones will instruct Proxy-Edge, a proxy voting firm (“Proxy-Edge”) to vote on such matters on our behalf in accordance with its recommendations. BA will monitor the recommendations from Egan-Jones and may override specific recommendations or may modify the Guidelines in the future.

We have established these Proxy Voting Policies and Procedures in a manner that is generally intended to result in us voting proxies with a view to enhance the value of the securities held in a client’s account. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility that we believe do not primarily involve financial considerations, we shall abstain from voting or vote against such proposals since it is not possible to represent the diverse views of our clients in a fair and impartial manner. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote.

B.	Conflicts of Interest. If there is determined to be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”) the matter shall be considered by management.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest. Non-routine proxy proposals are presumed to involve a material conflict of interest, unless BA management determines that neither BA nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

B-1

If BA management determines that BA has a material conflict of interest then we shall vote the proxy according to the recommendation of Egan-Jones or, if applicable, the client’s proxy voting policies. BA management also reserves the right to vote a proxy using the following methods:
•	We may obtain instructions from the client on how to vote the proxy.

•	If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise obtain instructions from the client on how the proxy should be voted).
We use commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of our senior investment staff actually knew or reasonably should have known of the potential conflict.

C.	Limitations on Our Responsibilities
1.	Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.
a.	Mutual Funds. We will vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.

b.	ERISA Accounts. With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.
4.	Client Direction. If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy upon receipt except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful. As a fiduciary to ERISA clients, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy. We will, on a best efforts basis, comply with each client’s proxy voting policy. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).
D.	Disclosure. A client for which we are responsible for voting proxies may obtain information from us, via Egan-Jones and Proxy Edge records, regarding how we voted the client’s proxies. Clients should contact their account manager to make such a request.

E.	Review and Changes. We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, we

B-2

may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.

F.	Delegation. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

G.	Maintenance of Records. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. We may also rely upon a third party, such as Egan-Jones or Proxy Edge to maintain certain records required to be maintained by the Advisers Act.
III. EGAN-JONES PROXY VOTING PRINCIPLES AND GUIDELINES
          Attached as Appendix A is the Proxy Voting Principles and Guidelines of Egan-Jones Proxy Services.

B-3

APPENDIX A
EGAN-JONES PROXY SERVICES
PROXY VOTING
PRINCIPLES AND GUIDELINES
Egan-Jones Proxy Voting Principles
Introduction
Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light. Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:
•	the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

•	revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

•	corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules
In general:
•	Directors should be accountable to shareholders, and management should be accountable to directors.

•	Information on the Company supplied to shareholders should be transparent.

•	Shareholders should be treated fairly and equitably according to the principle of one share, one vote.
Principles
A. Director independence
It is our view that:
•	A two-thirds majority of the Board should be comprised of independent directors.

•	Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

•	When the Chairman of the Board also serves as the company’s Chief Executive Officer, the Board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

•	Committees of the Board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

•	No director should serve as a consultant or service provider to the Company.

•	Director compensation should be a combination of cash and stock in the company, with stock constituting a significant component.

B-4

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:
•	should not have been employed by the Company or an affiliate within the previous five years;

•	should not be, and should not be affiliated with, a company that is an adviser or consultant to the Company or affiliate, or to a member of the Company’s senior management;

•	should not be affiliated with a significant customer or supplier (except utilities) of the Company or affiliate;

•	should have no personal services contract with the Company or affiliate, or a member of senior management;

•	should not be affiliated with a not-for-profit organization that receives significant contributions from the Company or affiliate;

•	within the previous three years, should not have had any business relationship with the Company or affiliate which required disclosure in the Company’s Form 10-K;

•	should not be employed by a public company at which an executive officer of the Company serves as a director;

•	should not be a member of the immediate family of any person described above.

•	A director who receives, or whose immediate family member receives, more than $120,000 per year in direct compensation from the company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service), is not independent until three years after he or she ceases to receive more than $120,000 per year in such compensation.

•	A director who is an executive officer or an employee, or whose immediate family member is an executive officer, of another company that makes payments to, or receives payments from, the company for property or services in an amount which, in any single fiscal year, exceeds the greater of $1 million, or 2% of such other company’s consolidated gross revenues, is not “independent” until three years after falling below such threshold.

B. Board operating procedures
•	The Board should adopt a written statement of its governance principles, and regularly re-evaluate them.

•	Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

•	The independent directors should be provided access to professional advisers of their own choice, independent of management.

•	The Board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

•	Directors should have access to senior management through a designated liaison person.

•	The Board should periodically review its own size, and determine the appropriate size.
C. Requirements for individual directors
We recommend that:
•	The Board should provide guidelines for directors serving on several Boards addressing competing commitments.

B-5

•	The Board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the Board and of committees of the Board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.
D. Shareholder rights
•	A simple majority of shareholders should be able to amend the company’s bylaws, call special meetings, or act by written consent.

•	“Greenmail” should be prohibited.

•	Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan

•	Directors should be elected annually.

•	The Board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

•	Shareholders should have effective access to the director nomination process.
Egan-Jones Proxy Voting Guidelines
Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.
Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.
Board of Directors
Election of Directors in Uncontested Elections
Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors’ investment in the company, etc..
WITHHOLD votes for nominees who:
     are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
     ignore a shareholder proposal that is approved by a majority of the shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years fail to act on takeover offers where the majority of the shareholders have tendered their shares implement or renew a “dead-hand” or modified “dead-hand” poison pill

B-6

     sit on more than seven boards
In cases in which the company has engaged in the practice commonly referred to as “options backdating,” Egan-Jones may recommend that votes be withheld from nominees serving on the company’s compensation committee, the company’s entire board of directors, and/or its chief executive officer. Such recommendations will be made on a case-by-case basis, taking into consideration such matters as intent of the individuals involved, scope and timing of the practice, significance of financial restatement required, and corrective action taken.
Furthermore, we may recommend withholding votes from either members of the company’s compensation committee, its entire board of directors and/or its chief executive officer where the company has engaged in what we judge to be other unsatisfactory compensation practices. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the company.
FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.
Separating Chairman and CEO
Case-by-case basis on shareholder proposals requiring that positions of chairman and CEO be held separately but generally AGAINST unless the company is particularly troubled.
Independent Directors
FOR shareholder proposals asking that a two-thirds majority of directors be independent.
FOR shareholder proposals asking that the board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
Case-by-case basis on shareholder proposals asking that the Chairman be independent, but generally AGAINST unless the company is particularly troubled.
Stock Ownership Requirements
AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.
Term Limits
AGAINST shareholder proposals to limit tenure of outside directors.
Age Limits
AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.
Director and Officer Indemnification and Liability
Case-by-case basis on proposals regarding director and officer indemnification and liability, using Delaware law as the standard.
AGAINST management proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

B-7

AGAINST management indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
FOR only those management proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
Charitable or Political Contributions
AGAINST shareholder proposals regarding charitable or political contributions.
Proxy Contests (Contested Elections)
Election of Directors in Contested Elections
Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.
Reimburse Proxy Solicitation Expenses
Case-by-case basis for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.
Auditors
Ratifying Auditors
FOR proposals to ratify auditors, unless:
Non-audit fees exceed 50% of total fees.
Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
Proxy Contest Defenses
Classified Board vs. Annual Election
AGAINST proposals to classify the board.
FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.
Removal of Directors
AGAINST proposals that provide that directors may be removed only for cause.
FOR proposals to restore shareholder ability to remove directors with or without cause.
AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
FOR proposals that permit shareholders to elect directors to fill board vacancies.

B-8

Cumulative Voting
FOR proposals to eliminate cumulative voting.
Calling Special Meetings
AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
FOR shareholder proposals to allow a shareholder holding a 25% or greater interest to call a special shareholder meeting.
Acting by Written Consent
AGAINST management proposals to restrict or prohibit shareholder ability to take action by written consent.
FOR proposals to allow or make easier shareholder action by written consent.
Altering Size of the Board
FOR management proposals to fix the size of the board.
AGAINST management proposals that give management the ability to alter size of the board without shareholder approval.
Tender Offer Defenses
“Poison Pills”
FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.
Case-by-case basis for shareholder proposals to redeem a company’s existing “poison pill.”
Case-by-case basis for management proposals to ratify a “poison pill.”
Fair Price Provisions
Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.
AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
“Greenmail”
FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.
Case-by-case basis for anti-“greenmail” proposals which are bundled with other charter or bylaw amendments.
“Pale Greenmail”
Case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Unequal Voting Rights

B-9

AGAINST dual-class exchange offers and dual-class recapitalizations.
Supermajority Requirement to Amend Charter or Bylaws
AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
Supermajority Requirement to Approve Mergers
AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
Placement of Equity with “White Squire”
FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.
Other Governance Proposals
Confidential Voting
FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
FOR management proposals to adopt confidential voting.
Equal Access
FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
Bundled Proposals
Case-by-case basis for bundled or “conditioned” proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders’ best interests. FOR if the combined effect is positive.
Shareholder Advisory Committees
Case-by-case basis for establishing a shareholder advisory committee.
Capital Structure
Common Stock Authorization

B-10

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures
FOR proposals to increase the number of authorized shares of common stock in connection with a transaction that we support delineated on the same ballot.
CASE-BY-CASE on other such proposals considering the specified purposes of the proposed increase, any explanation of risks to shareholders of failing to approve the request, potential dilution, and recent track record for using authorized shares, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the issuer, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance. In general, we view the authorization of additional common shares to be ordinary and necessary and in the best long-term interests of the issuer and its shareholders.
Stock Distributions: Splits and Dividends
FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.
Reverse Stock Splits
FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.
Case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance.
Preferred Stock
AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights
FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.
Case-by-case basis on proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and company’s returns to shareholders.
“Blank Check Preferred Stock”
FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.
FOR management proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.
Adjustments to Par Value of Common Stock
FOR management proposals to reduce the par value of common stock.
Preemptive Rights

B-11

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the company and shareholder characteristics.
Debt Restructurings
Case-by-case basis on proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control
FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.
Share Repurchase Programs
FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Tracking Stock
Case-by-case basis for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.
Compensation of Officers and Directors
Case-by-case basis for director and officer compensation plans, but generally favoring responsible proposals calling for more use of performance-based equity in compensation plans. The term “performance-based equity” will not be interpreted to include conventional stock options, but will include such tools as indexed options, restricted stock, performance-contingent options, and premium-priced options.
Advisory vote by shareholders regarding frequency of advisory vote on executive compensation
FOR management proposals that recommend that advisory votes on compensation take place annually, every two years or triennially.
FOR compensation plans which maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value; are formulated to attract, retain, and motivate key employees long-term; and take into consideration linkage between pay and performance, performance goals, and the cost of equity-based plans.
AGAINST compensation plans involving “pay for failure,” such as excessively long contracts, guaranteed compensation, and excessive severance packages (see below).
AGAINST compensation plans providing inappropriate levels of compensation (exceeding market practice) to non-executive directors such that independence is not compromised in overseeing executive performance and compensation.
Focusing on companies that have underperformed peers over a sustained period, WITHHOLD on compensation committee members if the company’s performance and CEO compensation are misaligned, the company maintains poor compensation practices or the board is unresponsive to a majority of shareholders on compensation matters. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the company.
Focusing on companies that have underperformed peers over a sustained period, AGAINST equity-based incentive plan proposals if the company’s performance and CEO’s compensation are misaligned, the company maintains poor

B-12

compensation practices or the board is unresponsive to shareholders on compensation matters. This involves evaluating the performance indexes in plans, goals and target awards, alignment with the company’s business strategy, whether or not goals appear to be challenging, peer group benchmarking, and mix of performance-based and non-performance-based compensation.
In the context of the entire plan, CASE-BY-CASE, applying judgment, for compensation plans of company’s involving incentives that encourage excessive risk-taking without appropriate claw-back provisions, excessive perquisites, tax gross-ups, re-pricing or replacing of underwater stock options without prior shareholder approval, excessive severance payments without involuntary job loss or substantial diminution of duties. Factors which are normally weighed in making such judgments include prior performance of the company, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance.
CASE-BY-CASE on advisory votes on executive compensation (“Say-on-Pay”), but normally FOR unless provisions violate above-described guidance regarding compensation/incentive plans and election of members of the compensation committee, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the company, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance.
Management Proposals Seeking Approval to Re-price Options
Case-by-case basis on management proposals seeking approval to re-price options.
Director Compensation
Case-by-case basis on stock-based plans for directors.
Employee Stock Purchase Plans
Case-by-case basis on employee stock purchase plans.
Amendments that Place a Maximum limit on Annual Grants or Amend
Administrative Features
FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).
Amendments to Added Performance-Based Goals
FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
Amendments to Increase Shares and Retain Tax Deductions
Under OBRA
Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).
Approval of Cash or Cash & Stock Bonus Plans
FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

B-13

Limits on Director and Officer Compensation
FOR shareholder proposals requiring additional disclosure of officer and director compensation.
Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.
“Golden Parachutes” and “Tin Parachutes”
FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.
Case-by-case basis on proposals to ratify or cancel “golden or tin parachutes.”
Employee Stock Ownership Plans (ESOPs)
FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).
401(k) Employee Benefit Plans
FOR proposals to implement a 401(k) savings plan for employees.
State of Incorporation
State Takeover Statutes
Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).
Reincorporation Proposals
Case-by-case basis on proposals to change the company’s state of incorporation.
Business Combinations and Corporate Restructurings
Mergers and Acquisitions
Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.
Corporate Restructuring
Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.
Spin-offs
Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.
Asset Sales

B-14

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.
Liquidations
Case-by-case basis on liquidations considering management’s efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.
Appraisal Rights
FOR providing shareholders with appraisal rights.
Mutual Fund Proxies
Election of Directors
Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.
WITHHOLD votes for directors who:
are interested directors and sit on key board committees (Audit or Nominating committees)
are interested directors and the company does not have one or more of the following committees: Audit or Nominating.
attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
ignore a shareholder proposal that is approved by a majority of shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)
Converting Closed-end Fund to Open-end Fund
Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.
Investment Advisory Agreements
Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.
New Classes or Series of Shares
FOR creating new classes or series of shares.

B-15

Preferred Stock Authorization
Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.
1940 Act Policies
Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.
Changing a Fundamental Restriction to a Non-fundamental
Restriction
Case-by-case basis on changing fundamental restriction to non-fundamental restriction, considering fund’s target investments, reasons for change, and projected impact on portfolio.
Changing Fundamental Investment Objective to Non-fundamental
AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.
Name Rule Proposals
Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund’s target market.
Disposition of Assets, Termination, Liquidation
Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, company’s past performance, and terms of liquidation.
Charter Modification
Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.
Change of Domicile
Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.
Change in Sub-classification
Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.
Authorizing Board to Hire and Terminate Sub-advisors without
Shareholder Approval
AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval

B-16

Distribution Agreements
Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor’s reputation and past performance, and competitiveness of fund in industry.
Master-Feeder Structure
FOR establishment of a master-feeder structure.
Changes to Charter
Case-by-case basis for changes to the charter, considering degree of change implied by the proposal, resulting efficiencies, state of incorporation, and regulatory standards and implications.
Mergers
Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.
Miscellaneous Shareholder Proposals
Independent Directors
FOR proposals asking that a three-quarters majority of directors be independent.
FOR proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
For proposals asking that the Chairman be independent.
Establish Director Ownership Requirement
AGAINST establishing a director ownership requirement.
Reimbursement of Shareholder for Expenses Incurred
Case-by-case basis for reimbursing proxy solicitation expenses.
FOR reimbursing proxy solicitation expenses in cases where EGAN-JONES recommends in favor of the dissidents.
Terminate the Investment Advisor
Case-by-case basis for terminating the investment advisor, considering fund’s performance and history of shareholder relations.
Social Issues
Energy and Environment
AGAINST on proposals that request companies to follow the CERES Principles.
AGAINST proposals requesting reports that seek additional information, unless it appears company has not adequately addressed shareholders’ relevant environmental concerns.

B-17

Northern Ireland
AGAINST on proposals related to the MacBride Principles.
AGAINST proposals requesting reports that seek additional information about progress being made toward eliminating employment discrimination, unless it appears company has not adequately addressed shareholder relevant concerns.
Military Business
AGAINST on defense issue proposals.
AGAINST proposals requesting reports that seek additional information on military related operations, unless the company has been unresponsive to shareholder relevant requests.
Maquiladora Standards and International Operations Policies
AGAINST on proposals relating to the Maquiladora Standards and international operating policies.
AGAINST proposals requesting reports on international operating policy issues, unless it appears the company has not adequately addressed shareholder relevant concerns.
World Debt Crisis
AGAINST on proposals dealing with Third World debt.
AGAINST proposals requesting reports on Third World debt issues, unless it appears the company has not adequately addressed shareholder relevant concerns.
Equal Employment Opportunity and Discrimination
AGAINST on proposals regarding equal employment opportunities and discrimination.
AGAINST proposals requesting reports that seek additional information about affirmative action efforts, unless it appears the company has been unresponsive to shareholder relevant requests.
Animal Rights
AGAINST on proposals that deal with animal rights.
Product Integrity and Marketing
AGAINST on ceasing production of socially questionable products.
AGAINST proposals requesting reports that seek additional information regarding product integrity and marketing issues, unless it appears the company has been unresponsive to shareholder relevant requests.
Human Resources Issues
AGAINST on proposals regarding human resources issues.
AGAINST proposals requesting reports that seek additional information regarding human resources issues, unless it appears the company has been unresponsive to shareholder relevant requests.

B-18

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

of
FundVantage Trust

Institutional Class
BABIX

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Investment Objective

The Broad Allocation Strategy Fund (the “Fund”) seeks positive total returns through most market conditions by investing in a wide range of asset classes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.80%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	114.84%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses[1]	116.08%
Fee Waiver and/or Expenses Reimbursement[1]	(114.65)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.43%

[1]	Boston Advisors, LLC (“Boston Advisors” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Class	$146	$4,898

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 31, 2011 (commencement of the Fund’s investment operations) through April 30, 2011, the Fund’s portfolio turnover rate was 22.69% of the average value of its portfolio.

1

Summary of Principal Investment Strategies

The Fund seeks to achieve total return in excess of a traditional portfolio of 60% equity and 40% fixed income investments with lower volatility and more downside protection, over a market cycle. Starting with a global, multi-asset class target benchmark, the Fund’s strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund’s risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds (“ETFs”). The Fund also may invest in other unaffiliated mutual funds (together with ETFs, “Underlying Funds”) and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Adviser, in which risk analysis forms an integral part of the investment process. Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the Adviser’s proprietary quantitative approach and qualitative analysis of market conditions. Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund’s exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions; countries, including the U.S.; industries; and capitalization ranges. The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser’s current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one Underlying Fund or asset class.

The Fund seeks to reduce risk and volatility relative to a traditional portfolio of 60% equity and 40% fixed income investments over a market cycle primarily through its flexible approach to asset allocation among a broad array of traditional and non-traditional asset classes. Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.

•	Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among

2

the Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its net asset value; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying ETF shares; (4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

•	Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one Underlying Fund or asset class may exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

•	Commodity-Related Securities Risk. The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments.

•	Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

•	Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

•	Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

•	Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

•	Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Expenses Risk. The risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

•	Foreign Securities Risk. The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may

3

impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	High-Yield Risk. The risk that the Fund’s non-investment grade fixed income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and NAV. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payment.

•	Interest Rate/Maturity Risk. The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

•	Management Risk. The risk that a strategy used by the investment management team may fail to produce the intended results.

•	Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

•	Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

•	Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

•	Real Estate Securities Risk. The risk that investments in real estate investment trusts (“REITs”) and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

•	Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

•	Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•	Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

Management of the Fund

Investment Adviser

Boston Advisors, LLC

Portfolio Managers

•	Michael J. Vogelzang, CFA, President and Chief Investment Officer, has been managing the Fund since its inception in 2010.

4

•	David Hanna, Senior Vice President and Director of Alternative Investments, has been managing the Fund since its inception in 2010.

•	James Gaul, Vice President and Portfolio Manager, has been managing the Fund since its inception in 2010.

•	Donald D. Fox, Senior Vice President and Portfolio Manager, has been managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum initial investment in shares of the Fund is $10,000. There is no minimum investment amount for additional purchases.

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Boston Advisors Broad Allocation Strategy Fund	Boston Advisors Broad Allocation Strategy Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 526-8968

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) toll free at (866) 526-8968 for current wire instructions.

Redemption by telephone:

Call (866) 526-8968.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The Fund seeks positive total returns through most market conditions by investing in a wide range of asset classes. The investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ON THE PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

All investments carry some degree of risk that will affect the value of the Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund. This section takes a closer look at some of the Fund’s principal investment strategies and related risks.

Underlying Fund Risk. The Fund’s investments are primarily concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds. The value of the Underlying Funds’ investments, and the NAVs of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objectives of the Underlying Funds will be achieved.

Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. The Fund may invest in various Underlying Funds that seek to track certain equity and fixed income indices. Investments in index funds will subject the Fund to tracking risk, which is the risk that the index funds’ performance will not track the performance of its respective index. The Fund also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Fund also may invest in Underlying Funds that invest in mid- and small-capitalization stocks, which may be riskier than investing in larger, more established companies. The Fund’s investment in Underlying Funds that invest in fixed income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed income securities. The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected). The Fund may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments. The risks of the Underlying Funds’ investments and the Fund to the extent the Fund invested in those investments directly are discussed in more detail below. In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds.

Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments as defined by the Adviser will cause the Fund to underperform other funds with a similar investment objective. The Fund’s investment in any one Underlying Fund or asset class may exceed 25% of the Fund’s total assets.

Commodity-Linked Securities Risk. The Underlying Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing Underlying Funds, the Adviser seeks to provide exposure to various commodities and commodity sectors.

The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional

6

securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times, the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Underlying Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Underlying Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

The Fund’s ability to invest in commodity linked derivatives and Underlying Funds invested in commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to the Fund’s qualification as a regulated investment company (“RIC”).

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Derivatives Risks. The Fund and the Underlying Funds may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices and may be leveraged. Derivatives include futures contracts, options, interest rate and currency swaps, equity swaps, forward currency contracts and structured securities (including CMOs and other types of asset-backed securities, “stripped” securities and various floating rate instruments, including leveraged “inverse floaters”).

Engaging in derivative transactions involves special risks, including: (a) market risk that the Fund’s or Underlying Fund’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund or an Underlying Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Fund or an Underlying Fund may suffer a loss whether or not the analysis of the investment advisers is accurate.

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund or an Underlying Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund or an Underlying Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement also may cause the Fund or an Underlying Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund or an Underlying Fund, accelerate recognition of income to the Fund or an Underlying Fund, affect the holding periods for the Fund’s or an Underlying Fund’s assets and defer recognition of certain of the Fund’s or an Underlying Fund’s losses. The Fund’s ability to invest in derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as RICs.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Fund or an Underlying Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund or an Underlying Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund or an Underlying Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

The Fund or certain of the Underlying Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments

7

may be used for hedging purposes, to seek to increase total return or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs.

Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s or an Underlying Fund’s securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s or an Underlying Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund or an Underlying Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.

The Fund or certain Underlying Funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies. The Fund or an Underlying Fund may “cover” a call option by owning the security underlying the option or through other means. Put options written by the Fund or an Underlying Fund are “secured” if the Fund or the Underlying Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment adviser is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

The Fund or certain Underlying Funds will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the investment adviser to the Fund or the Underlying Funds. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Interest Rate Swaps, Currency Swaps, Total Rate of Return Swaps, Credit Swaps, and Interest Rate Floors, Caps and Collars. Interest rate and currency swaps are contracts that obligate the Fund or an Underlying Fund and another party to exchange their rights to pay or receive interest or specified amounts of currency, respectively. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets) or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events.

The Fund or certain of the Underlying Funds may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.

The use of swaps and interest rate floors, caps and collars is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If an investment adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund or an Underlying Fund would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Fund or an Underlying Fund may not be able to terminate its obligations when desired. In addition, if the Fund or an Underlying Fund is obligated to pay the return under the terms of a total rate of return swap, the Fund or Underlying Fund losses due to unanticipated market movements potentially are unlimited. The Fund or an Underlying Fund also may suffer a loss if the other party to a transaction defaults. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Equity Swaps. The Fund and certain Underlying Funds may invest in equity swaps. Equity swaps allow the parties to the

8

swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the investment management team does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund or an Underlying Fund may suffer a loss, which is potentially unlimited. The value of some components of an equity swap (such as the dividends on a common stock) also may be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund or an Underlying Fund may suffer a loss if the counterparty defaults. Because equity swaps normally are illiquid, the Fund or an Underlying Fund may not be able to terminate its obligations when desired.

Emerging Markets Risk. Additional risks are involved when investing in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations have less government regulation and are not subject to as frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. As a result the risks presented by investments in these countries are heightened. These countries also have problems with securities registration and custody. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States, and may involve an Underlying Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities an Underlying Fund has delivered or an Underlying Fund’s inability to complete its contractual obligations. An Underlying Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the Underlying Fund, the investment adviser, its affiliates and their respective clients and other service providers. An Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to an Underlying Fund.

Investments in some emerging countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price and the rights of the Fund in connection with the security.

Unanticipated political, economic or social developments may affect the value of the Underlying Funds’ investments in emerging market countries and the availability to the Underlying Funds of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Underlying Funds’ investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and an Underlying Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Many emerging countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse effect on these countries’ economies and their securities markets. Moreover, many emerging countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures.

From time to time, certain of the companies in which the Underlying Funds may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries

9

identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund and Underlying Fund will be indirectly subject to those risks.

Many emerging countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns.

The creditworthiness of firms used by an Underlying Fund to effect securities transactions in emerging countries may not be as strong as in some developed countries. As a result, an Underlying Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities.

An Underlying Fund’s ability to manage its foreign currency may be restricted in emerging countries. As a result, a significant portion of an Underlying Fund’s currency exposure in these countries may not be covered.

The recent decline in the U.S. economy as a result of the subprime crisis may have a disproportionately more adverse effect on economies of emerging markets.

Equity Securities Risk. “Equity securities” include common stocks, preferred stocks, investment companies including ETFs, interests in REITs, convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Expenses Risk. The risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Foreign Securities Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and the International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Foreign securities involve special risks and costs, which are considered by the Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries. A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed income and equity markets around the world.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Underlying Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by an Underlying Fund are usually valued in

10

U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing an Underlying Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that an Underlying Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Underlying Funds may expose them to risks independent of their securities positions.

The Fund or an Underlying Fund’s assets may be concentrated in countries located in the same geographic region. This concentration will subject the Fund to risks associated with that particular region, such as general and local economic, political and social conditions. An Underlying Fund may invest more than 25% of its total assets in the securities of issuers located in a single country, and such an investment will subject the Fund to increased foreign securities risk with respect to the particular country.

On January 1, 1999, the European Economic and Monetary Union (“EMU”) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries.

The European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is relatively new. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by Underlying Funds. Because of the number of countries using this single currency, a significant portion of the assets held by certain Underlying Funds may be denominated in the euro.

High-Yield Risk. Certain of the Underlying Funds invest in non-investment grade securities. Non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”) generally are rated BB or below by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) (or have received a comparable rating from another Nationally Recognized Statistical Rating Organization (“NRSRO”)), or, if unrated, are determined to be of comparable quality by the investment adviser to an Underlying Fund.

Non-investment grade fixed income and convertible securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low-rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment by an Underlying Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by an Underlying Fund of its initial investment and any anticipated income or appreciation will be uncertain. An Underlying Fund also may incur additional expenses in seeking recovery on defaulted securities.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and an Underlying Fund’s ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for an Underlying Fund to obtain precise valuations of such securities in its portfolio.

Investments in lower quality securities, whether rated or unrated, will be more dependent on an investment adviser’s credit analysis than would be the case with investments in higher quality securities.

Interest Rate/Maturity Risk. The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term

11

fixed income securities than shorter-term securities. Certain of the Underlying Funds will maintain the dollar-weighted average maturity of their portfolios within a specified range. However, the maturities of certain instruments, such as variable and floating rate instruments, are subject to estimation. In addition, in calculating average weighted maturities, the maturity of mortgage and other asset-backed securities will be based on estimates of average life. As a result, the Underlying Funds cannot guarantee that these estimates will, in fact, be accurate or that their average maturities will remain within their specified limits.

Management Risk. The risk that a strategy used by the investment management team may fail to produce the intended results.

Market Risk. Market Risk is the risk that the value of the securities in which the Fund or an Underlying Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Price changes may be temporary or last for extended periods. Accordingly, the values of the equity investments that the Fund or an Underlying Fund holds may decline over short or extended periods. This volatility means that the value of your investment in the Fund may increase or decrease. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

Over the past several years, stock markets have experienced substantial price volatility. Growth stocks are generally more sensitive to market movements than other types of stocks and their stock prices may therefore be more volatile and present a higher degree of risk of loss. Value stocks, on the other hand, may fall out of favor with investors and underperform growth stocks during any given period.

Portfolio Turnover Risk. Certain of the investment advisers to the Underlying Funds may not consider portfolio turnover rate a limiting factor in making investment decisions for certain Underlying Funds. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce both an Underlying Fund’s return and the Fund’s return. It also may result in higher short-term capital gains that are taxable to shareholders.

Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

Real Estate Investment Trusts and Real Estate Securities Risk. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Certain Underlying Funds may invest in REITs.

There is the risk that the Fund’s investments will be affected by factors affecting the value of real estate and earnings of companies engaged in real estate activities. These factors include without limitation: changes in the value of real estate properties and difficulties in valuing and trading real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income; changes in the appeal of property to tenants; and changes in interest rates. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT’s manager. REITs also are subject to risks generally associated with investments in real estate. These risks include: changes in the value of real estate properties and difficulties in valuing and trading real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income; changes in the appeal of property to tenants; tenant bankruptcies and other credit problems; and changes in interest rates. An Underlying Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Short Sale Risk. The Fund and certain Underlying Funds may make short sales of securities, either as a hedge against the potential decline in the value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. A short sale involves selling a security that the Fund does not own and borrowing that security for delivery to the purchaser. The Fund would then be obligated to purchase the security at a later date in order to return it to the security’s lender. The Fund would realize a gain on the transaction if the price at which it sold the security was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs. The Fund will limit short sales to not more than 33 1/3% of its total assets.

There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of a security could theoretically increase without limit. Purchasing securities to close

12

out a short position can itself cause the price of securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover and increase the Fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.

A short sale “against-the-box” is a short sale such that at all times when the short position is open the seller owns or has the right to obtain, at no added cost, an equal amount of securities identical to those sold short. The Fund and certain Underlying Funds may make short sales against-the-box. If the Fund sells securities short against-the-box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it actually had sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short position with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which an Underlying Fund may effect short sales.

Small Cap Stock Risk. Investments in small capitalization companies involve greater risk and more abrupt or erratic price movements than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth or earnings prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management or upon a small or inexperienced management group; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. Transaction costs for small capitalization investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

As a result, their performance can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s investments.

Securities of small capitalization companies may lack sufficient market liquidity to enable the Fund or an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

This section explores various other investment securities and techniques that the Adviser and Underlying Funds may use.

Asset-Backed Securities. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Examples of asset-backed securities also include collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust typically collateralized by a pool that is backed by a diversified pool of high risk, below-investment-grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans; senior unsecured loans; and other subordinate corporate loans, including loans that may be rated below-investment-grade or equivalent unrated loans.

In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment

13

and will suffer from having to reinvest in lower-yielding securities. The loss of higher-yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price.

The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the service agent, the financial institution providing the credit support or the counterparty. Credit supports generally apply only to a fraction of a security’s value. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund or an Underlying Fund could lose money if the issuer defaults. CBOs and CLOs are generally offered in tranches that vary in risk and yield. Both CBOs and CLOs can experience substantial losses due to actual defaults of the underlying collateral, increased sensitivity to defaults due to collateral default and disappearance of junior tranches that protect the more senior tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. As a result of the economic recession that commenced in the United States in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Fund or an Underlying Fund may suffer greater levels of default than were historically experienced.

In addition to prepayment risk, investments in mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities of underperforming assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Recently, delinquencies, defaults and losses on residential mortgage loans have increased substantially and may continue to increase, which may affect the performance of the mortgage-backed securities in which the Fund or an Underlying Fund invest. The recent and unprecedented disruption in the residential mortgage-backed securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-backed securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-backed securities held by the Fund. Additionally, a lack of credit availability, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions also may adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-backed securities (including the mortgage-backed securities in which the Fund or an Underlying Fund may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-backed securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-backed securities or other asset-backed or structured products. Trading activity associated with market indices also may drive spreads on those indices wider than spreads on mortgage-backed securities, thereby resulting in a decrease in value of such mortgage-backed securities, including the mortgage-backed securities owned by the Fund.

Borrowings and Reverse Repurchase Agreements. The Fund and Underlying Funds may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund or Underlying Fund subject to the Fund’s or Underlying Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest).

The Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets (including the amount borrowed). The Fund may enter into reverse repurchase agreements when the Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund or an Underlying Fund decline in value while these transactions are outstanding, the NAV of the Fund’s or Underlying Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Fund or an Underlying Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Fund

14

or an Underlying Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Fund or an Underlying Fund.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, an Underlying Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Underlying Fund’s return and its ability to achieve its investment objective.

Custodial Receipts. Custodial receipts are participations in trusts that hold U.S. government, bank, corporate or other obligations. They entitle the holder to future interest payments or principal payments or both on securities held by the custodian. Like other stripped securities (which are described below), custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

Exchange Rate-Related Securities. Certain Underlying Funds may invest in exchange rate-related securities. Exchange rate-related securities represent certain foreign debt obligations whose principal values are linked to a foreign currency but which are repaid in U.S. dollars. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Certain of the Underlying Funds may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. They also may enter into such contracts for speculative purposes (i.e., to increase total return) or for cross-hedging purposes. Foreign currency exchange contracts will be used at the discretion of the investment advisers, and no Underlying Fund is required to hedge its foreign currency positions.

Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an Underlying Fund’s foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that are not otherwise related to changes in the value of the securities held by an Underlying Fund. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Illiquid or Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see “Insurance Funding Agreements” below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and both foreign and domestic securities that are not readily marketable.

The Fund and each Underlying Fund may invest up to 15% (5%, if a money market Underlying Fund) of its net assets in securities that are illiquid. The Fund and each Underlying Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Adviser to the Fund and the investment advisers to the Underlying Funds determine, under guidelines approved by the respective Boards, that an adequate trading market exists.

Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund or Underlying Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund’s or Underlying Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by the Fund or the Underlying Funds that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

Initial Public Offerings (“IPO”). An IPO is a company’s first offering of stock to the public. Certain of the Underlying Funds may invest in IPOs. An IPO presents the risk that the market

15

value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Underlying Fund’s asset base is small, a significant portion of the Underlying Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Underlying Fund. As the Underlying Fund’s assets grow, the effect of the Underlying Fund’s investments in IPOs on the Underlying Fund’s performance probably will decline, which could reduce the Underlying Fund’s performance. Because of the price volatility of IPO shares, the Underlying Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of an Underlying Fund and may lead to increased expenses to the Underling Fund, such as commissions and transaction costs. By selling IPO shares, the Underlying Fund may realize taxable gains it subsequently will distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Underlying Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Underlying Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Underlying Funds’ investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Insurance Funding Agreements. An insurance funding agreement (“IFA”) is an agreement that requires an Underlying Fund to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits interest to the Underlying Fund for a set time period. Certain of the Underlying Funds may invest in IFAs issued by insurance companies that meet quality and credit standards established by the investment adviser.

IFAs are not insured by a government agency — they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

Investment Grade Securities. A security is considered investment grade if, at the time of purchase, it is rated: (i) BBB or higher by S&P; (ii) Baa3 or higher by Moody’s; or (iii) BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, or a comparable rating from another organization that is recognized as an NRSRO, even if it receives a lower rating from other rating organizations. An unrated security also may be considered investment grade if the investment adviser to the Underlying Fund determines that the security is comparable in quality to a security that has been rated investment grade.

Although securities rated BBB by S&P or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund and may be in default. Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the higher the degree of risk as to payment of interest and return of principal.

Mortgage Dollar Rolls. A mortgage dollar roll involves the sale by an Underlying Fund of securities for delivery in the future (generally within 30 days). The Underlying Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold.

Successful use of mortgage dollar rolls depends upon an investment adviser’s ability to predict correctly interest rates and mortgage prepayments. If the investment adviser is incorrect in its prediction, certain Underlying Funds may experience a loss. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Underlying Fund’s performance.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.

Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

16

Repurchase Agreements. Repurchase agreements involve the purchase of securities by an Underlying Fund or the Fund subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

Each Underlying Fund and the Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the investment adviser to the Underlying Funds or the Fund. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after an Underlying Fund or the Fund acquires the securities.

In the event of a default, an Underlying Fund or the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Underlying Fund’s or the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, an Underlying Fund or the Fund could suffer additional losses if a court determines that the Underlying Fund’s or the Fund’s interest in the collateral is unenforceable by the Underlying Fund or the Fund.

The Fund intends to enter into transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

With respect to collateral received in repurchase transactions or other investments, an Underlying Fund or the Fund may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Underlying Fund or the Fund, including minimizing the value of any collateral.

Securities Lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding the Fund’s investments in particular types of securities.

A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and possibly may incur a capital loss. The Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower. Additionally, the amount of the Fund’s distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of the Fund’s distributions that qualify for the dividends received deduction available to corporate shareholders (together, “qualifying dividends”) may be reduced as a result of the Fund’s securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by the Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

Stripped Securities. Certain of the Underlying Funds may invest in stripped securities, including securities registered in the STRIPS program, as described below. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by an Underlying Fund and adversely affect an Underlying Fund’s total return.

Structured Securities. Structured securities present an additional risk that the interest paid to the Fund or an Underlying Fund on a structured security will be less than expected. The value of structured securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, debt obligations, where the principal repayment at maturity is

17

determined by the value of a specified security or securities index.

The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, an Underlying Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

Temporary Defensive Position. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a larger than normal portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

U.S. Government Obligations. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, (b) securities of private issuers guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities pursuant to the FDIC Debt Guarantee Program, and (c) participations in loans made to foreign governments or their agencies that are so guaranteed.

Certain of the Underlying Funds may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

An agency of the U.S. government has placed the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

To the extent an Underlying Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is the possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where an Underlying Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments (“inverse floaters”). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates.

Certain of the Underlying Funds may invest in variable and floating rate instruments to the extent consistent with their investment objectives and strategies.

The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an Underlying Fund is not entitled to exercise its demand rights. As a result, an Underlying Fund could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness.

Warrants. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

18

Certain Underlying Funds may invest in warrants and similar rights. They also may purchase bonds that are issued in tandem with warrants. Warrants are derivative instruments that present risks similar to options.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Certain of the Underlying Funds may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Although an Underlying Fund generally would purchase securities in these transactions with the intention of acquiring the securities, it may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered.

These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. These are securities issued at a discount from their face value because interest payments typically are postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

Certain Underlying Funds may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective and strategies. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. An Underlying Fund’s investment in zero coupon, pay-in-kind and capital appreciation bonds may require the Underlying Fund to sell some of its securities to generate sufficient cash to satisfy certain income distribution requirements.

Additionally, the Fund and the Underlying Funds in which it invests may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Fund’s and the Underlying Funds’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in the Fund.

The Fund and the Underlying Funds in which it invests may invest in other securities and are subject to further restrictions and risks that are described in the Fund’s Statement of Additional Information (“SAI”). Additional information about the Fund, its investments and related risks can also be found in the “Investment Policies” section in the SAI.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (866) 526-8968 and on the Fund’s website at www.bostonadvisorsfunds.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

19

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Boston Advisors, LLC is a registered investment adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts, 02109. Since 1982, Boston Advisors, or its predecessors, has provided portfolio management services to mutual funds, hedge funds, individuals, trusts, pension plans, profit sharing plans, endowments and foundations. As of July 31, 2011, Boston Advisors had approximately $1.9 billion in assets under management. Boston Advisors, subject to the general oversight of the Trust’s Boards of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. The Adviser is entitled to receive an investment advisory fee of 0.80% of the Fund’s average net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Fund, is available in the Fund’s annual report to shareholders for the fiscal period ended April 30, 2011.

PORTFOLIO MANAGERS

Michael J. Vogelzang, CFA, President and Chief Investment Officer, oversees Boston Advisors’ investment activities and business practices. Mr. Vogelzang is responsible for directing the equity investment management process for individual as well as institutional clients. Prior to joining Boston Advisors in 1997, Mr. Vogelzang was Senior Vice President at Freedom Capital Management from 1991 to 1997. He began his career in the early 1980s in the investment management and trust departments at the Boston Company. Mr. Vogelzang earned a B.A. degree in Economics and Political Science from Calvin College and is a member of the Boston Security Analysts Society.

James Gaul, Vice President and Portfolio Manager, provides equity and fixed income management services to individual and institutional clients. Prior to joining Boston Advisors in 2005, Mr. Gaul was an institutional fixed income sales professional with Commerce Capital Markets, Inc. and Advest, Inc. Mr. Gaul earned a B.S. in Business Administration (Investments) from Babson College and a Masters of Science in Investment Management from Boston University.

Donald D. Fox, Senior Vice President and Portfolio Manager, provides investment guidance and portfolio management services to individual and institutional clients as a member of Boston Advisors’ Private Advisory group and is a member of the Asset Allocation Committee. Prior to joining Boston Advisors in 1998, Mr. Fox was a portfolio manager with Babson-United Investment Advisors, Inc. from May 1998 to May 2002 and an equity analyst with Babson-United Investment Advisors, Inc. from April 1985 to May 1998. Mr. Fox earned a B.A. from the University of Rochester.

David Hanna, Senior Vice President and Director of Alternative Investments, serves as Director of Alternative Investments for Boston Advisors. Prior to joining Boston Advisors in 2006, he was a senior Portfolio Manager in the Global Hedge Fund Strategies Group of State Street Global Advisors (“SSGA”) and was with that firm in various roles from 1997 to 2005. Prior to joining SSGA, he was Vice President, Quantitative Analysis at Standish, Ayer & Wood from 1992-1997. Mr. Hanna earned a B.S. in Finance from the Pennsylvania State University in 1987.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of the Fund.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

Shown on the opposite page is performance information for the Adviser’s Broad Allocation Strategy Composite (the “Composite”), a composite of all discretionary accounts managed by the Adviser according to the strategy. These accounts are managed with the same investment objective as the Fund, and are subject to substantially similar investment policies and techniques as those used by the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.

The Composite for which results are reported is “gross” and “net” of fees (after deduction of advisory fees). The Composite fee schedule is as follows: 1.00% on the first $3 million of assets under management; 0.80% on the next $3 million of assets under management; 0.60% on the next $3 million of assets under management; and 0.40% on the remainder. However, the Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (“1940 Act”) or the Code. Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, the operating expenses incurred by the separate accounts are lower than the operating expenses of the Fund, and, accordingly, the performance results of the Composite are greater than what Fund performance would have been.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

20

Historical Performance Composite

	Annual Returns		Annualized Returns
	(Net of Fees)		(Net of Fees)
	1 Year		Since Inception		Composite Statistics
		60% S&P/40%		60% S&P/40%			Total
	Composite	Barclays U.S.	Composite	Barclays U.S.	Number	Composite	Firm	Annual
For Periods Ending	Total	Aggregate	Total	Aggregate	of	Assets	Assets	Composite
December 31	Return	Benchmark	Return	Benchmark	Accounts	($MM)	($Bill)	Dispersion

YTD 2011 (through July 31)	3.85%	3.94%	9.28%	12.03%	78	$40.2	$1.94	NA
2010	10.06%	12.08%	9.99%	13.45%	42	$18.20	$1.73	0.69%
2009	11.33%	18.40%	9.94%	14.64%	8	$5.26	$1.72	0.00%
2008 (Oct. 1 through Dec. 31)	0.32%	—0.94%	0.32%	—0.94%	Less than 5	$0.47	$1.55	NA

The Composite includes all discretionary, fee paying accounts with a minimum portfolio size of $50,000 that typically invest in a broad range of asset classes intended to provide positive total return through most market conditions. Eligible asset classes include domestic and international equity, commodities, taxable and tax-exempt fixed income, engineered returns, high yield debt and inflation protected securities. The strategy may employ exchange traded funds and other commingled vehicles, options, futures or other derivatives to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions and for comparison purposes is measured against a blended benchmark comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, rebalanced monthly. The benchmark was changed in February 2010 from a custom benchmark as a result of improved understanding of market demand. The composite was created on June 3, 2009. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. The U.S. Dollar is the currency used to express performance. Returns are presented net of management fees and include the reinvestment of dividends. Net of fee performance is calculated using actual fees. Actual investment advisory fees incurred by clients may vary. The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite the entire year. Additional information regarding the policies for calculating and reporting returns is available upon request. Past performance is not indicative of future performance. It should not be assumed that results in the future will be profitable or equal to past performance.

21

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

22

PURCHASE OF SHARES

Shares are offered on a continuous basis by BNY Mellon Distributors Inc. (the “Underwriter”) and are sold without any sales charges. Purchase orders are effected at the NAV next computed after the Fund has received your purchase order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order.

The minimum initial investment in shares of the Fund is $10,000. The shares of the Fund do not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. The minimum initial investment requirement may be waived for persons who are clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

TO OPEN AN ACCOUNT

By Mail

You may purchase shares by sending a check drawn on a U.S. bank payable to the Fund along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $10,000. Send the check and application to:

Regular Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 526-8968

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of additional due diligence. Please contact the Adviser at (617) 348-3100 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll free at (866) 526-8968 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $10,000. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address under “To Open An Account- By Mail.”

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for an amount equal to or greater than the investment minimum set forth above. Mail the slip and your check to:

Regular Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 526-8968

23

By Wire

Please call Shareholder Services toll-free at (866) 526-8968 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for an amount equal to or greater than the investment minimum set forth above.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees. The Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These

24

additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

25

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”).

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

26

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Boston Advisors Broad Allocation Strategy Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 526-8968

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (866) 526-8968. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

27

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.

Account Minimum

You must keep at least $10,000 worth of a Fund’s shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $10,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Fund’s shareholder servicing group toll-free at (866) 526-8968 for further information on obtaining a proper signature guarantee.

28

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 526-8968.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call the Fund’s Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 526-8968.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 526-8968 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that the Fund will pay either an income dividend or a capital gain distribution.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

29

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

30

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class shares through April 30, 2011. The Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (866) 526-8968 or visiting the Fund’s website at www.bostonadvisorsfunds.com.

Institutional Class
For the Period
January 31, 2011*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment gain	0.01 [1]

Net realized and unrealized gain on investments	0.49

Net increase in net assets resulting from operations	0.50

Net asset value, end of period	$10.50

Total investment return[2]	5.00%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$578
Ratio of expenses to average net assets[3]	0.99%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[3,5]	115.64%[4]
Ratio of net investment income to average net assets[3]	0.26%[4]
Portfolio turnover rate	22.69%[6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

[4]	Annualized.

[5]	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[6]	Not annualized.

31

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
of
FundVantage Trust

(866) 526-8968

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (866) 526-8968 or on the Fund’s website at www.bostonadvisorsfunds.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 526-8968 or on the Fund’s website at www.bostonadvisorsfunds.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Boston Advisors Broad Allocation Strategy Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 526-8968
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
OF
FUNDVANTAGE TRUST
Institutional Class
BABIX
STATEMENT OF ADDITIONAL INFORMATION
September 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Boston Advisors Broad Allocation Strategy Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722, by calling the Fund at (866) 526-8968 or on the Fund’s website at www.bostonadvisorsfunds.com.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund issues Class A and Institutional Class shares. This SAI only pertains to Institutional Class shares of the Fund. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Boston Advisors, LLC (“Boston Advisors” or the “Adviser”), serves as investment adviser to the Fund.
INVESTMENT POLICIES
The following supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus. The Fund invests substantially all of its assets in other funds. The other funds in which the Fund invests are referred to in this SAI as “Underlying Funds.” Unless otherwise indicated, this information applies to the Fund through its investment in Underlying Funds.
The Adviser anticipates that the number and identity of the Underlying Funds and other investments will vary over time as a result of allocations and reallocations among new and existing Underlying Funds and the performance of each Underlying Fund as compared to the performance of other Fund assets. In addition, to avoid potential adverse regulatory consequences, the Fund may need to hold its interest in an Underlying Fund in non-voting form or limit its voting rights to a certain percentage.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of their net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BANKERS’ ACCEPTANCES. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
CERTIFICATES OF DEPOSIT. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

1

TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which may vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of its total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of its total assets.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees of the Trust, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund

2

generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of

3

the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.
A third party or the Adviser also may create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Adviser believes that such a combination may better achieve the Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

4

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (”Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
The Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.
High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities, may incur additional expenses to seek recovery of its respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.
The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.
The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by the Fund, the Fund may retain the security if the Adviser deems it in the best interest of shareholders.

5

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategies. The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in

6

greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund may sell naked or covered call options to enhance income and may also sell or buy put options on individual securities to gain exposure or manage risk. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

7

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
To the extent that the Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.
Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or

8

commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. The Fund may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, is not subject to registration or regulation as such under the CEA, the Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Fund.
Limitations on Use of Futures and Futures Options. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with the custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the

9

related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” their position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

10

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover the Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.
The requirements for qualification as a regulated investment company (“RIC”) provided under the Internal Revenue Code of 1986, as amended (“IRC”) also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “Taxation of the Fund.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical

11

commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to invest in commodity futures contracts.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. The Fund may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
The Fund may enter into swap transactions for any legal purpose consistent with their investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities

12

the Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objective and general investment polices, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
The Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
The Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may

13

elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
In January 2009, the Securities and Exchange Commission (“SEC”) issued temporary rules to allow for clearinghouses to facilitate certain credit default swap (“CDS”) transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Fund’s ability to enter into swap agreements may, in the future, be prohibited and/or limited as a result of legislative or regulatory changes.
Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of

14

greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to use swap agreements and, if investments swaps are made, may cause the Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to the Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in the Fund’s other investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Correlation Risk. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In this regard, certain funds seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of the Fund are not designed or expected to produce returns which replicate the performance (or inverse performance) of

15

the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by the Fund, from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by the Fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which the Fund invests; (iv) the Fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of the Fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
EMERGING MARKETS. The Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain

16

national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investment in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Fund may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Fund may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described in “Derivative Instruments.”
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. If the Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Brady Bonds. The Fund may invest in Brady Bonds. The Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities

17

created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.
Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.
Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.
EQUITY-LINKED SECURITIES. The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivative Instruments” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restriction on investments in illiquid securities.
EVENT-LINKED EXPOSURE. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes

18

losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest.
For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of the Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:
(i) When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
(ii) If a particular currency is expected to decrease against another currency, the Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.
(iii) If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that the Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in value of the bond.

19

(iv) The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave the Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Fund may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Pursuant to the restrictions imposed by the IRC on the Fund with respect to its qualification as a RIC, the Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the Fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income. See “Taxation of the Fund” for more information.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with

20

which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Fund may invest in foreign securities, including securities from issuers located in emerging market countries. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that the Fund will lose money. In addition to equity securities, foreign investments of the Fund may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.
Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the Fund that invests in foreign securities as measured in U.S. dollars will

21

be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Market Risk. A fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States or otherwise adversely affect the Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund’s operations.
Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (the “Exchange”). Accordingly, the Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Accounting standards in other countries are not necessarily the same as in the United States. If the

22

accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.
Certain Risks of Holdings Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
Sovereign Debt. The Fund may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political

23

events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Commodity-Linked Securities. Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. The Underlying Funds in which the Fund invests may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing Underlying Funds, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
The Fund intends to qualify annually to be treated as RICs under the IRC. To qualify as a RIC, the Fund must invest in assets which produce Qualifying Income. Whether the income from hybrid instruments is Qualifying Income is unclear. If the Fund invests in these types of securities and the income is determined not to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
ILLIQUIDITY OF INVESTMENTS IN UNDERLYING FUNDS. The Fund may invest in Underlying Funds, which may or may not be registered under the 1940 Act. Investments in unregistered funds generally will be illiquid

24

and generally may not be transferred without the consent of the Underlying Fund. The Fund may be unable to liquidate its investment in an underlying unregistered fund when desired (and incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an unregistered fund, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Fund to dispose of these securities in a manner that is in the Fund’s best interests. The Fund may not be able to withdraw from an underlying unregistered fund except at certain designated times, thereby limiting the ability of the Adviser to withdraw assets from an underlying unregistered fund that may have poor performance or for other reasons. The fees paid by unregistered funds to their advisers and general partners or managing members often are significantly higher than those paid by registered funds and generally include a percentage of gains. The value of the Fund’s interest in these unregistered funds will be affected by these fees.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

25

INSURANCE FUNDING AGREEMENTS. The Fund may invest in insurance funding agreements (“IFAs”). An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Portfolio’s limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Set forth below is additional information about the risks associated with an investment in ETFs and other Underlying Funds.
Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, an ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, an ETF may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
Absence of Active Market. Although the shares of ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

26

Lack of Market Liquidity. Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.
Shares of an ETF May Trade at Prices Other Than NAV. Shares of an ETF may trade at, above, or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF’s holdings. The trading prices of an ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in large blocks of shares (“Creation Units”) at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF’s shares should not be sustained.
Trading Risk. While the creation/redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAVs, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.
Non-Diversification Risk. An Underlying Fund may be classified as “non-diversified.” This means that the Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, the Underlying Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
Passive Investment Risk. Most ETFs, and certain other Underlying Funds, are not actively managed. An Underlying Fund or ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Passively-managed funds or ETFs invest in the securities included in, or representative of, their underlying index regardless of their investment merit. The investment adviser to a passively-managed fund or ETF does not attempt to take defensive positions in declining markets. Because a passively-managed fund or ETF may not fully replicate its underlying index and may hold securities not included in its underlying index, such fund or ETF is subject to management risk. This is the risk that the investment strategy used by the investment adviser of a fund or ETF, the implementation of which is subject to a number of constraints, may not produce the intended results. Imperfect correlation between the securities held in a passively-managed fund or ETF and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause such fund’s performance to vary from the performance of its underlying index. This is called “tracking error.” Tracking error may also result because the fund or ETF incurs fees and expenses while its underlying index does not incur such expenses.
Concentration Risk. An Underlying Fund’s assets may be concentrated in an industry or group of industries. By concentrating its assets in a single industry or group of industries, the Underlying Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the underlying fund to a greater extent than if the underlying fund’s assets were invested in a wider variety of industries.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other

27

companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
MASTER LIMITED PARTNERSHIPS. The Fund may invest in master limited partnerships (“MLPs”), which generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. The Fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices. An MLP may be taxed as a corporation, contrary to its intention to be taxed as a partnership, resulting in decreased returns to the Fund. The Fund’s investment in an MLP may generate unrelated business taxable income (“UBTI”) to tax-exempt shareholders of the Fund. Tax-exempt shareholders are urged and advised to consult their own tax advisers to determine the impact on them of the Fund’s investment in an MLP.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

28

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate

29

any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of

30

conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as the Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as the Fund) could trigger an obligation of the originator/servicer or

31

its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, the Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash

32

flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the

33

mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are

34

subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Fund also may invest in other types of asset-backed securities.
MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt. See “Taxation of the Fund” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax Anticipation Notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.

35

Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Fund” for a summary of some of the federal income tax consequences to shareholders of the Fund investing in PABs.
Resource Recovery Bonds. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA.
Put Bonds. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical ratings organization (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the Underlying Funds as initial criteria for the selection of portfolio securities, but the Underlying Funds also will rely upon the independent advice of their investment advisers to evaluate potential investments. Among the factors that may be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.
Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events may require sale of such securities by an Underlying Fund, but the investment adviser of an Underlying Fund may consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, an Underlying Fund may attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

36

REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund when investing in REITs will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid, are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

37

Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. The Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.

38

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
RIGHTS OFFERINGS AND WARRANTS TO PURCHASE SECURITIES. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund

39

may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently.
Similar to zero coupon bonds, paid-in-kind (“PIK”) securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 24.98%.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

40

The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Fund’s or the Adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

41

INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1. Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
3. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
4. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
5. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
6. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
7. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
8. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
9. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in

42

connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
The Underlying Funds may be subject to investment restrictions that are more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

43

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; CEO of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010;	34	Copeland Trust (registered investment company); Trustee of Widener

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

44

				Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
			Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.		University

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding

45

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
			Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.		LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

46

EXECUTIVE OFFICERS
Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not

47

impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

48

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all funds overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

49

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

		Pension or Retirement		Total
	Aggregate	Benefits Accrued as	Estimated Annual	Compensation
	Compensation	Part of the Trust's	Benefits upon	from the Trust
Name of Trustee	from the Trust	Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on

50

Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by request by calling the Fund at (866) 526-8968; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011 the only persons known by the Fund to own of record or beneficially, more than 5% of the outstanding equity securities of the Fund are provided below. Additionally, as of the same date, none of the Trustees or officers of the Trust owned in excess of 1% of any class of outstanding shares of the Fund.

		Percentage
		of Institutional
Name and Address of	Number of Shares Held	Class Shares
Owner	of Record or Beneficially	Owned
National Financial Services LLC For the Exclusive Benefit of Our Customers One World Financial Center 200 Liberty St. New York, NY 10281	340,642.392	64.09%
INVESTMENT ADVISORY SERVICES
Boston Advisors is a registered Adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts, 02109, and was founded by its predecessor Boston Advisors, Inc. in 1982. In addition to serving as Adviser to the Fund, the Adviser provides portfolio management services to mutual funds, hedge funds, individuals, trusts, pension plans, profit sharing plans, endowments and foundations. As of July 31, 2011, Boston Advisors had approximately $1.9 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund on 60 days’ written notice to the Adviser without penalty or by the Adviser on 90 days’ written notice to the Trust without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, of 0.80% of the average daily net assets of the Fund. Pursuant to an expense limitation agreement, the Adviser has agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), interest, extraordinary items, “Acquired Fund Fees and Expenses,” and brokerage commissions, to 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. For the period January 31, 2011 (commencement of

51

operations) to April 30, 2011, the Adviser’s accrued and waived investment advisory fees were $452, and the fees reimbursed by the Adviser were $37,281, in light of the contractual expense limitation of the Fund.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of all personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
Michael J. Vogelzang, President and Chief Investment Officer, directly or indirectly, through his ownership interest in Birdsong Capital LLC, One Federal Street, Boston, MA 02110, a wholly employee owned entity organized as a limited liability company under the laws of Delaware, owns more than 25% of the Adviser and is presumed to control the Adviser. The address of Mr. Vogelzang is c/o Boston Advisors, LLC, One Liberty Square, 10th Floor, Boston, MA 02109. The Knights of Columbus and Krupka LLC each own more than 5% of the Adviser and may be deemed affiliated persons of the Adviser and an affiliate of the Fund under Section 2(a)(3) under the 1940 Act.
PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Michael J. Vogelzang, Donald D. Fox, James Gaul and David Hanna, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

52

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio manager from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts as of April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Michael J. Vogelzang, Donald D. Fox, James Gaul and David Hanna total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2010.

			Number of Accounts	Total Asset Managed
	Total Number	Total	Managed subject to a	subject to a
Types of	of Accounts	Assets	Performance Based	Performance Based
Accounts	Managed	(million)	Advisory Fee	Advisory Fee (million)
Michael J. Vogelzang
Registered Investment Companies	2	$745	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	130	$259	0	$0
Donald D. Fox
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	112	$105	0	$0
James Gaul
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	63	$38	0	$0
David Hanna
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$11	0	$0
Material Conflicts Of Interest. While the Adviser does not perceive any actual conflicts of interest that are material to the Fund, potential conflicts of interest may exist as a result of the Adviser’s management of multiple accounts, allocating investments among such accounts, personal trading activities of the members of the portfolio management team and permissible use of soft dollars.

53

The Adviser manages multiple separately managed accounts for institutional and individual clients and a hedge fund (“Accounts”), each of which may have distinct investment objectives and strategies, some similar to the Fund and others different. At times the Adviser may determine that an investment opportunity may be appropriate for only some Accounts or may decide that certain of the Accounts should take differing positions with respect to a particular security. In these cases, the Adviser may place separate transactions for one or more separate Accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one Account over another, including the Fund. The Adviser may receive a performance based fee or greater advisory fee for managing an Account than received for advising the Fund which may create an incentive to allocate more favorable transactions to such Accounts. The Adviser may, from time to time, recommend an Account purchase shares of the Fund. The Adviser or Adviser’s affiliates may buy or sell for itself, or other Accounts, investments that it recommends on behalf of the Fund. Consistent with its duty to seek best execution, the Adviser selects the broker with whom to execute transactions on behalf of the Fund. The Adviser utilizes soft dollars whereby it may purchase research and services using commission dollars generated by the Fund. Often, the research and services purchased using the Fund’s commissions benefit other Accounts of the Adviser. Soft dollars may create an actual or perceived conflict of interest whereas the Adviser may have an incentive to initiate more transactions to generate soft dollar credits or may select only those brokers willing to offer soft dollar credits when placing transactions for the Fund.
The Adviser has adopted a trade aggregation policy which requires that all clients be treated equitably and compliance policies and procedures. The trade aggregation policy and compliance policies and procedures are designed to detect the types of conflicts of interest described above. However, there is no guarantee that such procedures will always detect or prevent every situation in which an actual or perceived conflict of interest may arise.
Compensation. All Boston Advisors, LLC institutional portfolio managers, with the exception of Michael J. Vogelzang, are compensated with a base salary based on market rate, a bonus and equity participation. Bonus is based on a percentage of salary subject to the achievement of internally established goals and relative performance of composite products managed by the institutional portfolio manager as measured against industry peer group rankings established by Evestment Alliance. Performance is account weighted, time weighted and evaluated on a pretax, annual basis. Discretionary bonuses may also be given. The method used to determine the portfolio manager’s compensation does not differ with respect to distinct institutional products managed by institutional portfolio managers. Regarding the compensation of Michael J. Vogelzang, as President of the Adviser and largest individual shareholder, his compensation is influenced by firm profitability, achieving general investment performance objectives and reaching certain business targets.
Ownership of Shares of the Fund. As of April 30, 2011, the Fund’s portfolio managers do not own shares of the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities

54

transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Year
Ended April 30, 2011[1]
Administration and Accounting Fee	$3,881

[1]	The Fund commenced operations on January 31, 2011.

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), located at One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with

55

the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended April 30, 2011:

Fiscal Year
Ended April 30, 2011[1]
Brokerage Commissions Paid by the Fund	$277

[1]	The Fund commenced operations on January 31, 2011.

For the fiscal period April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.

56

DISTRIBUTION OF SHARES
BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to sell the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter.
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions in connection with the sale of the Fund’s shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A shares and Institutional Shares of the Fund. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.

57

PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income tax.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S.

58

federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced

59

by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax- exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a

60

graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
MLPs. The Fund intends to invest in certain MLPs which may be treated as qualified publicly traded partnerships. Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Requirement, but the Fund’s investment in one or more of such qualified publicly traded partnerships is limited to no more than 25% of the value of the Fund’s assets.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity

61

even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as

62

options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.

63

In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the

64

Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

65

Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

66

STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore

67

subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

68

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Trust at (888) 739-1390 or on the Fund’s website at www.bostonadvisors.com.

69

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.
•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.
•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
BOSTON ADVISORS, LLC
PROXY VOTING POLICIES & PROCEDURES
I. INTRODUCTION
     Under the investment management contracts between Boston Advisors, LLC (“BA”) and most of our clients, the client retains exclusive voting authority over the securities in the client’s portfolio and we do not have any role in proxy voting. BA assumes responsibility for voting proxies when requested by a client and with respect to clients subject to the Employee Retirement Income Security Act of 1974 (“ERISA”).
II. STATEMENTS OF POLICIES AND PROCEDURES
A.	Policy Statement. The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe, are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

While retaining final authority to determine how each proxy is voted, BA has reviewed and determined to follow in most instances the proxy voting policies and recommendations (the “Guidelines”) of Egan-Jones Proxy Services, a proxy research and consulting firm (“Egan-Jones”). Egan-Jones will track each proxy that BA is authorized to vote on behalf of our clients and will make a recommendation to management of BA as how it would vote such proxy in accordance with the Guidelines. Unless otherwise directed by BA, Egan-Jones will instruct Proxy-Edge, a proxy voting firm (“Proxy-Edge”) to vote on such matters on our behalf in accordance with its recommendations. BA will monitor the recommendations from Egan-Jones and may override specific recommendations or may modify the Guidelines in the future.

We have established these Proxy Voting Policies and Procedures in a manner that is generally intended to result in us voting proxies with a view to enhance the value of the securities held in a client’s account. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility that we believe do not primarily involve financial considerations, we shall abstain from voting or vote against such proposals since it is not possible to represent the diverse views of our clients in a fair and impartial manner. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote.

B.	Conflicts of Interest. If there is determined to be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”) the matter shall be considered by management.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest. Non-routine proxy proposals are presumed to involve a material conflict of interest, unless BA management determines that neither BA nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

B-1

If BA management determines that BA has a material conflict of interest then we shall vote the proxy according to the recommendation of Egan-Jones or, if applicable, the client’s proxy voting policies. BA management also reserves the right to vote a proxy using the following methods:
•	We may obtain instructions from the client on how to vote the proxy.

•	If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise obtain instructions from the client on how the proxy should be voted).
We use commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of our senior investment staff actually knew or reasonably should have known of the potential conflict.

C.	Limitations on Our Responsibilities
1.	Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.
a.	Mutual Funds. We will vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.

b.	ERISA Accounts. With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.
4.	Client Direction. If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy upon receipt except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful. As a fiduciary to ERISA clients, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy. We will, on a best efforts basis, comply with each client’s proxy voting policy. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).
D.	Disclosure. A client for which we are responsible for voting proxies may obtain information from us, via Egan-Jones and Proxy Edge records, regarding how we voted the client’s proxies. Clients should contact their account manager to make such a request.

E.	Review and Changes. We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, we

B-2

may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.

F.	Delegation. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

G.	Maintenance of Records. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. We may also rely upon a third party, such as Egan-Jones or Proxy Edge to maintain certain records required to be maintained by the Advisers Act.
III. EGAN-JONES PROXY VOTING PRINCIPLES AND GUIDELINES
Attached as Appendix A is the Proxy Voting Principles and Guidelines of Egan-Jones Proxy Services.

B-3

APPENDIX A
EGAN-JONES PROXY SERVICES
PROXY VOTING
PRINCIPLES AND GUIDELINES
Egan-Jones Proxy Voting Principles
Introduction
Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light. Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:
•	the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

•	revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

•	corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules
In general:
•	Directors should be accountable to shareholders, and management should be accountable to directors.

•	Information on the Company supplied to shareholders should be transparent.

•	Shareholders should be treated fairly and equitably according to the principle of one share, one vote.
Principles
A. Director independence
It is our view that:
•	A two-thirds majority of the Board should be comprised of independent directors.

•	Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

•	When the Chairman of the Board also serves as the company’s Chief Executive Officer, the Board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

•	Committees of the Board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

•	No director should serve as a consultant or service provider to the Company.

•	Director compensation should be a combination of cash and stock in the company, with stock constituting a significant component.

B-4

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:
•	should not have been employed by the Company or an affiliate within the previous five years;

•	should not be, and should not be affiliated with, a company that is an adviser or consultant to the Company or affiliate, or to a member of the Company’s senior management;

•	should not be affiliated with a significant customer or supplier (except utilities) of the Company or affiliate;

•	should have no personal services contract with the Company or affiliate, or a member of senior management;

•	should not be affiliated with a not-for-profit organization that receives significant contributions from the Company or affiliate;

•	within the previous three years, should not have had any business relationship with the Company or affiliate which required disclosure in the Company’s Form 10-K;

•	should not be employed by a public company at which an executive officer of the Company serves as a director;

•	should not be a member of the immediate family of any person described above.

•	A director who receives, or whose immediate family member receives, more than $120,000 per year in direct compensation from the company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service), is not independent until three years after he or she ceases to receive more than $120,000 per year in such compensation.

•	A director who is an executive officer or an employee, or whose immediate family member is an executive officer, of another company that makes payments to, or receives payments from, the company for property or services in an amount which, in any single fiscal year, exceeds the greater of $1 million, or 2% of such other company’s consolidated gross revenues, is not “independent” until three years after falling below such threshold.

B. Board operating procedures
•	The Board should adopt a written statement of its governance principles, and regularly re-evaluate them.

•	Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

•	The independent directors should be provided access to professional advisers of their own choice, independent of management.

•	The Board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

•	Directors should have access to senior management through a designated liaison person.

•	The Board should periodically review its own size, and determine the appropriate size.
C. Requirements for individual directors
We recommend that:
•	The Board should provide guidelines for directors serving on several Boards addressing competing commitments.

B-5

•	The Board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the Board and of committees of the Board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.
D. Shareholder rights
•	A simple majority of shareholders should be able to amend the company’s bylaws, call special meetings, or act by written consent.

•	“Greenmail” should be prohibited.

•	Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan

•	Directors should be elected annually.

•	The Board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

•	Shareholders should have effective access to the director nomination process.
Egan-Jones Proxy Voting Guidelines
Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.
Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.
Board of Directors
Election of Directors in Uncontested Elections
Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors’ investment in the company, etc..
WITHHOLD votes for nominees who:
are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
ignore a shareholder proposal that is approved by a majority of the shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years fail to act on takeover offers where the majority of the shareholders have tendered their shares implement or renew a “dead-hand” or modified “dead-hand” poison pill

B-6

sit on more than seven boards

In cases in which the company has engaged in the practice commonly referred to as “options backdating,” Egan-Jones may recommend that votes be withheld from nominees serving on the company’s compensation committee, the company’s entire board of directors, and/or its chief executive officer. Such recommendations will be made on a case-by-case basis, taking into consideration such matters as intent of the individuals involved, scope and timing of the practice, significance of financial restatement required, and corrective action taken.
Furthermore, we may recommend withholding votes from either members of the company’s compensation committee, its entire board of directors and/or its chief executive officer where the company has engaged in what we judge to be other unsatisfactory compensation practices. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the company.
FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.
Separating Chairman and CEO
Case-by-case basis on shareholder proposals requiring that positions of chairman and CEO be held separately but generally AGAINST unless the company is particularly troubled.
Independent Directors
FOR shareholder proposals asking that a two-thirds majority of directors be independent.
FOR shareholder proposals asking that the board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
Case-by-case basis on shareholder proposals asking that the Chairman be independent, but generally AGAINST unless the company is particularly troubled.
Stock Ownership Requirements
AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.
Term Limits
AGAINST shareholder proposals to limit tenure of outside directors.
Age Limits
AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.
Director and Officer Indemnification and Liability
Case-by-case basis on proposals regarding director and officer indemnification and liability, using Delaware law as the standard.
AGAINST management proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

B-7

AGAINST management indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
FOR only those management proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
Charitable or Political Contributions
AGAINST shareholder proposals regarding charitable or political contributions.
Proxy Contests (Contested Elections)
Election of Directors in Contested Elections
Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.
Reimburse Proxy Solicitation Expenses
Case-by-case basis for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.
Auditors
Ratifying Auditors
FOR proposals to ratify auditors, unless:
Non-audit fees exceed 50% of total fees.
Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
Proxy Contest Defenses
Classified Board vs. Annual Election
AGAINST proposals to classify the board.
FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.
Removal of Directors
AGAINST proposals that provide that directors may be removed only for cause.
FOR proposals to restore shareholder ability to remove directors with or without cause.
AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
FOR proposals that permit shareholders to elect directors to fill board vacancies.

B-8

Cumulative Voting
FOR proposals to eliminate cumulative voting.
Calling Special Meetings
AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
FOR shareholder proposals to allow a shareholder holding a 25% or greater interest to call a special shareholder meeting.
Acting by Written Consent
AGAINST management proposals to restrict or prohibit shareholder ability to take action by written consent.
FOR proposals to allow or make easier shareholder action by written consent.
Altering Size of the Board
FOR management proposals to fix the size of the board.
AGAINST management proposals that give management the ability to alter size of the board without shareholder approval.
Tender Offer Defenses
“Poison Pills”
FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.
Case-by-case basis for shareholder proposals to redeem a company’s existing “poison pill.”
Case-by-case basis for management proposals to ratify a “poison pill.”
Fair Price Provisions
Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.
AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
“Greenmail”
FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.
Case-by-case basis for anti-“greenmail” proposals which are bundled with other charter or bylaw amendments.
“Pale Greenmail”
Case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Unequal Voting Rights

B-9

AGAINST dual-class exchange offers and dual-class recapitalizations.
Supermajority Requirement to Amend Charter or Bylaws
AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
Supermajority Requirement to Approve Mergers
AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
Placement of Equity with “White Squire”
FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.
Other Governance Proposals
Confidential Voting
FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
FOR management proposals to adopt confidential voting.
Equal Access
FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
Bundled Proposals
Case-by-case basis for bundled or “conditioned” proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders’ best interests. FOR if the combined effect is positive.
Shareholder Advisory Committees
Case-by-case basis for establishing a shareholder advisory committee.
Capital Structure
Common Stock Authorization

B-10

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures
FOR proposals to increase the number of authorized shares of common stock in connection with a transaction that we support delineated on the same ballot.
CASE-BY-CASE on other such proposals considering the specified purposes of the proposed increase, any explanation of risks to shareholders of failing to approve the request, potential dilution, and recent track record for using authorized shares, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the issuer, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance. In general, we view the authorization of additional common shares to be ordinary and necessary and in the best long-term interests of the issuer and its shareholders.
Stock Distributions: Splits and Dividends
FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.
Reverse Stock Splits
FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.
Case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance.
Preferred Stock
AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights
FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.
Case-by-case basis on proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and company’s returns to shareholders.
“Blank Check Preferred Stock”
FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.
FOR management proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.
Adjustments to Par Value of Common Stock
FOR management proposals to reduce the par value of common stock.
Preemptive Rights

B-11

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the company and shareholder characteristics.
Debt Restructurings
Case-by-case basis on proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control
FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.
Share Repurchase Programs
FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Tracking Stock
Case-by-case basis for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.
Compensation of Officers and Directors
Case-by-case basis for director and officer compensation plans, but generally favoring responsible proposals calling for more use of performance-based equity in compensation plans. The term “performance-based equity” will not be interpreted to include conventional stock options, but will include such tools as indexed options, restricted stock, performance-contingent options, and premium-priced options.
Advisory vote by shareholders regarding frequency of advisory vote on executive compensation
FOR management proposals that recommend that advisory votes on compensation take place annually, every two years or triennially.
FOR compensation plans which maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value; are formulated to attract, retain, and motivate key employees long-term; and take into consideration linkage between pay and performance, performance goals, and the cost of equity-based plans.
AGAINST compensation plans involving “pay for failure,” such as excessively long contracts, guaranteed compensation, and excessive severance packages (see below).
AGAINST compensation plans providing inappropriate levels of compensation (exceeding market practice) to non-executive directors such that independence is not compromised in overseeing executive performance and compensation.
Focusing on companies that have underperformed peers over a sustained period, WITHHOLD on compensation committee members if the company’s performance and CEO compensation are misaligned, the company maintains poor compensation practices or the board is unresponsive to a majority of shareholders on compensation matters. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the company.
Focusing on companies that have underperformed peers over a sustained period, AGAINST equity-based incentive plan proposals if the company’s performance and CEO’s compensation are misaligned, the company maintains poor

B-12

compensation practices or the board is unresponsive to shareholders on compensation matters. This involves evaluating the performance indexes in plans, goals and target awards, alignment with the company’s business strategy, whether or not goals appear to be challenging, peer group benchmarking, and mix of performance-based and non-performance-based compensation.
In the context of the entire plan, CASE-BY-CASE, applying judgment, for compensation plans of company’s involving incentives that encourage excessive risk-taking without appropriate claw-back provisions, excessive perquisites, tax gross-ups, re-pricing or replacing of underwater stock options without prior shareholder approval, excessive severance payments without involuntary job loss or substantial diminution of duties. Factors which are normally weighed in making such judgments include prior performance of the company, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance.
CASE-BY-CASE on advisory votes on executive compensation (“Say-on-Pay”), but normally FOR unless provisions violate above-described guidance regarding compensation/incentive plans and election of members of the compensation committee, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the company, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance.
Management Proposals Seeking Approval to Re-price Options
Case-by-case basis on management proposals seeking approval to re-price options.
Director Compensation
Case-by-case basis on stock-based plans for directors.
Employee Stock Purchase Plans
Case-by-case basis on employee stock purchase plans.
Amendments that Place a Maximum limit on Annual Grants or Amend
Administrative Features
FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).
Amendments to Added Performance-Based Goals
FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
Amendments to Increase Shares and Retain Tax Deductions
Under OBRA
Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).
Approval of Cash or Cash & Stock Bonus Plans
FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

B-13

Limits on Director and Officer Compensation
FOR shareholder proposals requiring additional disclosure of officer and director compensation.
Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.
“Golden Parachutes” and “Tin Parachutes”
FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.
Case-by-case basis on proposals to ratify or cancel “golden or tin parachutes.”
Employee Stock Ownership Plans (ESOPs)
FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).
401(k) Employee Benefit Plans
FOR proposals to implement a 401(k) savings plan for employees.
State of Incorporation
State Takeover Statutes
Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).
Reincorporation Proposals
Case-by-case basis on proposals to change the company’s state of incorporation.
Business Combinations and Corporate Restructurings
Mergers and Acquisitions
Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.
Corporate Restructuring
Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.
Spin-offs
Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.
Asset Sales

B-14

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.
Liquidations
Case-by-case basis on liquidations considering management’s efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.
Appraisal Rights
FOR providing shareholders with appraisal rights.
Mutual Fund Proxies
Election of Directors
Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.
WITHHOLD votes for directors who:

are interested directors and sit on key board committees (Audit or Nominating committees)

are interested directors and the company does not have one or more of the following committees: Audit or Nominating.

attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

ignore a shareholder proposal that is approved by a majority of shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)

Converting Closed-end Fund to Open-end Fund
Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.
Investment Advisory Agreements
Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.
New Classes or Series of Shares
FOR creating new classes or series of shares.

B-15

Preferred Stock Authorization
Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.
1940 Act Policies
Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.
Changing a Fundamental Restriction to a Non-fundamental
Restriction
Case-by-case basis on changing fundamental restriction to non-fundamental restriction, considering fund’s target investments, reasons for change, and projected impact on portfolio.
Changing Fundamental Investment Objective to Non-fundamental
AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.
Name Rule Proposals
Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund’s target market.
Disposition of Assets, Termination, Liquidation
Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, company’s past performance, and terms of liquidation.
Charter Modification
Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.
Change of Domicile
Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.
Change in Sub-classification
Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.
Authorizing Board to Hire and Terminate Sub-advisors without
Shareholder Approval
AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval

B-16

Distribution Agreements
Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor’s reputation and past performance, and competitiveness of fund in industry.
Master-Feeder Structure
FOR establishment of a master-feeder structure.
Changes to Charter
Case-by-case basis for changes to the charter, considering degree of change implied by the proposal, resulting efficiencies, state of incorporation, and regulatory standards and implications.
Mergers
Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.
Miscellaneous Shareholder Proposals
Independent Directors
FOR proposals asking that a three-quarters majority of directors be independent.
FOR proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
For proposals asking that the Chairman be independent.
Establish Director Ownership Requirement
AGAINST establishing a director ownership requirement.
Reimbursement of Shareholder for Expenses Incurred
Case-by-case basis for reimbursing proxy solicitation expenses.
FOR reimbursing proxy solicitation expenses in cases where EGAN-JONES recommends in favor of the dissidents.
Terminate the Investment Advisor
Case-by-case basis for terminating the investment advisor, considering fund’s performance and history of shareholder relations.
Social Issues
Energy and Environment
AGAINST on proposals that request companies to follow the CERES Principles.
AGAINST proposals requesting reports that seek additional information, unless it appears company has not adequately addressed shareholders’ relevant environmental concerns.

B-17

Northern Ireland
AGAINST on proposals related to the MacBride Principles.
AGAINST proposals requesting reports that seek additional information about progress being made toward eliminating employment discrimination, unless it appears company has not adequately addressed shareholder relevant concerns.
Military Business
AGAINST on defense issue proposals.
AGAINST proposals requesting reports that seek additional information on military related operations, unless the company has been unresponsive to shareholder relevant requests.
Maquiladora Standards and International Operations Policies
AGAINST on proposals relating to the Maquiladora Standards and international operating policies.
AGAINST proposals requesting reports on international operating policy issues, unless it appears the company has not adequately addressed shareholder relevant concerns.
World Debt Crisis
AGAINST on proposals dealing with Third World debt.
AGAINST proposals requesting reports on Third World debt issues, unless it appears the company has not adequately addressed shareholder relevant concerns.
Equal Employment Opportunity and Discrimination
AGAINST on proposals regarding equal employment opportunities and discrimination.
AGAINST proposals requesting reports that seek additional information about affirmative action efforts, unless it appears the company has been unresponsive to shareholder relevant requests.
Animal Rights
AGAINST on proposals that deal with animal rights.
Product Integrity and Marketing
AGAINST on ceasing production of socially questionable products.
AGAINST proposals requesting reports that seek additional information regarding product integrity and marketing issues, unless it appears the company has been unresponsive to shareholder relevant requests.
Human Resources Issues
AGAINST on proposals regarding human resources issues.
AGAINST proposals requesting reports that seek additional information regarding human resources issues, unless it appears the company has been unresponsive to shareholder relevant requests.

B-18

BOSTON ADVISORS US SMALL CAP EQUITY FUND
Class A
(____)
Institutional Class
(BASSX)
BOSTON ADVISORS INTERNATIONAL EQUITY FUND
Class A
(____)
Institutional Class
(____)
OF
FUNDVANTAGE TRUST

PROSPECTUS
SEPTEMBER 1, 2011
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIES
BOSTON ADVISORS US SMALL CAP EQUITY FUND
Investment Objective
The Boston Advisors US Small Cap Equity Fund (the “Small Cap Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000, or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):

		Institutional
	Class A	Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Other Expenses [2]	1.00%	1.00%
Total Annual Fund Operating Expenses [3]	2.15%	1.90%
Fee Waiver and/or Expense Reimbursement [3]	(0.80)%	(0.80)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [3]	1.35%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	Boston Advisors, LLC (“Boston Advisors” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and $50,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$705	$1,137
Institutional Class	$561	$2,596
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Small Cap Fund normally invests at least 80% of its assets in a diversified portfolio of equity (or equity-related) securities of small-capitalization companies.
The Adviser considers small capitalization stocks to be any stock that, at the time of purchase, has a market capitalization between $50 million and $3 billion or, in the Adviser’s opinion, has similar characteristics to stocks in the Russell 2000 Index or any other commonly used index that tracks small capitalization stocks. The market capitalization range above is subject to adjustment annually by the Adviser.
The Adviser utilizes a proprietary bottom-up, quantitative approach to select securities for the Small Cap Fund. This quantitative process selects securities by systematically ranking stocks within a particular strategy (i.e., small-cap or international). Stocks are identified as buy or sell candidates for the Small Cap Fund based on their relative ranking which is based on a number of factors that the Adviser believes drive long-term stock returns. These factors, include, but are not limited to, the earnings growth prospects of a company, analysis of a company’s financial characteristics and strength, relative price valuation and investor sentiment.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Small Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Boston Advisors, LLC
Portfolio Managers
•	Michael J. Vogelzang, CFA, is the President and Chief Investment Officer of Boston Advisors and has been a portfolio manager for the Fund since its inception.

•	Lisa A. Sebesta, CFA, is a Senior Vice President and Portfolio Manager of Boston Advisors and has been a portfolio manager for the Fund since its inception.

•	Douglas A. Riley, CFA, is a Senior Vice President and Portfolio Manager of Boston Advisors and has been a portfolio manager for the Fund since its inception.

•	David Hanna, is a Senior Vice President and Director of Alternative Investments of Boston Advisors and has been a portfolio manager for the Fund since its inception.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Institutional Class
Regular Accounts	Initial Investment	$10,000	$50,000
	Additional Investments	$2,500	No Minimum
Individual Retirement Accounts	Initial Investment	$5,000	Not Available
	Additional Investments	$1,000	Not Available
Automatic Investment Plan	Initial Investment	$10,000	Not Available
	Additional Investments	$1,000	Not Available
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Boston Advisors US Small Cap Equity Fund	Boston Advisors US Small Cap Equity Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 526-8968
Purchase by wire:
Please contact Fund shareholder services (“Shareholder Services”) at (866) 526-8968 for current wire instructions.
Redemption by telephone:
Call (866) 526-8968.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BOSTON ADVISORS INTERNATIONAL EQUITY FUND
Investment Objective
The Boston Advisors International Equity Fund (the “International Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000, or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):

		Institutional
	Class A	Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Other Expenses [2]	1.00%	1.00%
Total Annual Fund Operating Expenses [3]	2.25%	2.00%
Fee Waiver and/or Expense Reimbursement [3]	(0.70)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [3]	1.55%	1.30%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.30% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and $50,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$724	$1,175
Institutional Class	$662	$2,799
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The International Fund normally invests in a diversified portfolio of equity (or equity-related) securities of foreign (i.e., non-U.S.) companies. In addition, the Fund will invest at least 80% of its assets in equity or equity-related securities.
While the Adviser expects that a substantial portion of the International Fund’s assets will be invested in companies domiciled in developed countries, the International Fund may invest in companies domiciled in emerging markets. Emerging markets include, but are not limited to, countries in Latin and South America, Africa, Asia and Eastern Europe. The Adviser expects that approximately 20% of the International Fund’s assets will be invested in securities of issuers domiciled or with substantial operations in emerging market countries but may, at times, invest up to 50% of its assets in such securities.
The Adviser utilizes a proprietary bottom-up, quantitative approach to select securities for the International Fund. This quantitative process selects securities by systematically ranking stocks within a particular strategy (i.e., small-cap or international). Stocks are identified as buy or sell candidates for the International Fund based on their relative ranking which is based on a number of factors that the Adviser believes drive long-term stock returns. These factors include, but are not limited to, the earnings growth prospects of a company, analysis of a company’s financial characteristics and strength, relative price valuation and investor sentiment.
The International Fund may invest in American Depository Receipts (“ADRs”), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. The International Fund may also invest in European Depository Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other depository receipts. Depository receipts for securities of foreign issuers are considered a foreign security.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including ADRs. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Emerging Market Risk: The risk associated with investing in securities of companies located in less developed countries, also known as emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Boston Advisors, LLC
Portfolio Managers
•	Michael J. Vogelzang, CFA, is the President and Chief Investment Officer of Boston Advisors and has been a portfolio manager for the Fund since its inception.

•	Lisa A. Sebesta, CFA, is a Senior Vice President and Portfolio Manager of Boston Advisors and has been a portfolio manager for the Fund since its inception.

•	Douglas A. Riley, CFA, is a Senior Vice President and Portfolio Manager of Boston Advisors and has been a portfolio manager for the Fund since its inception.

•	David Hanna is a Senior Vice President and Director of Alternative Investments of Boston Advisors and has been a portfolio manager for the Fund since its inception.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Institutional Class
Regular Accounts	Initial Investment	$10,000	$50,000
	Additional Investments	$2,500	No Minimum
Individual Retirement Accounts	Initial Investment	$5,000	Not Available
	Additional Investments	$1,000	Not Available
Automatic Investment Plan	Initial Investment	$10,000	Not Available
	Additional Investments	$1,000	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Boston Advisors International Equity Fund	Boston Advisors International Equity Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 526-8968
Purchase by wire:
Please contact Shareholder Services at (866) 526-8968 for current wire instructions.
Redemption by telephone:
Call (866) 526-8968.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INVESTMENT OBJECTIVES
The investment objective of each of the Small Cap Fund and the International Fund (each, a “Fund” and together, the “Funds”) is to achieve long-term capital appreciation. Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
The Adviser utilizes a proprietary bottom-up, quantitative approach to select stocks for the Funds. This quantitative process selects securities by systematically ranking stocks within a particular strategy (i.e., small-cap or international). Stocks are identified as buy or sell candidates for a Fund based on their relative ranking which is based on a number of factors that the Adviser believes drive long-term stock returns. These factors, include, but are not limited to, the earnings growth prospects of a company, analysis of a company’s financial characteristics and strength, relative price valuation and investor sentiment.
The Small Cap Fund normally invests at least 80% of its assets in a diversified portfolio of equity (or equity-related) securities of small-capitalization companies. This policy may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days’ written notice to shareholders.
The Adviser considers small capitalization stocks to be any stock that, at the time of purchase, has a market capitalization between $50 million and $3 billion or, in the Adviser’s opinion, has similar characteristics to stocks in the Russell 2000 Index or any other commonly used index that tracks small capitalization stocks. The market capitalization range above is subject to adjustment annually by the Adviser.
The International Fund normally invests in a diversified portfolio of equity (or equity-related) securities of foreign (i.e., non-U.S.) companies. In addition, the Fund will invest at least 80% of its assets in equity or equity-related securities. This policy may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days’ written notice to shareholders.
The Adviser considers foreign securities to be any securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies.
While the Adviser expects that a substantial portion of the International Fund’s assets will be invested in companies domiciled in developed countries, the International Fund may invest in companies domiciled in emerging markets. Emerging markets include, but are not limited to, countries in Latin and South America, Africa, Asia and Eastern Europe. The Adviser expects that approximately 20% of the International Fund’s assets will be invested in securities of issuers domiciled or with substantial operations in emerging market countries but may, at times, invest up to 50% of its assets in such securities. It is anticipated that the International Fund will be well diversified across countries and sectors, similar to those included in the Russell Global ex-US Index. The Russell Global ex-US Index measures the performance of the world’s largest investable securities, based on market capitalization, and covers approximately 62% of the investable global market.
The International Fund may invest in ADRs, which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. The International Fund may also invest in EDRs, GDRs and other depository receipts. Depository receipts for securities of foreign issuers are considered a foreign security.

Other Investment Strategies and Policies
Each Fund may invest in derivative instruments. Derivatives may be used for a variety of reasons consistent with a Fund’s investment objective and strategies, including for risk management, for leverage, to indirectly participate in other types of investments and to synthetically create a security that has economic characteristics consistent with a Fund’s investment strategy. Generally, derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. Derivatives may subject a Fund to implicit leverage because such instruments may be more risky than the underlying asset, reference rate or index from which such instrument’s value is derived. Derivatives may cause a Fund’s portfolio turnover to increase, which could increase the taxable income realized by such Fund, the proportion of that income that is short-term capital gain taxable at ordinary income rates and thus, such Fund’s transaction costs.
Each Fund may invest in initial public offerings, or IPOs. IPOs carry the risk that the market value of their shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of such Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on a Fund. As a Fund’s assets grow, the effect of a Fund’s investments in IPOs on such Fund’s performance probably will decline, which could reduce such Fund’s performance.
Each Fund may invest in shares of exchange traded funds (“ETFs”), whose underlying investments are consistent with a Fund’s investment objective. ETFs are registered investment companies whose shares are publicly traded on a securities exchange and track a securities market index. As a shareholder in an investment company, a Fund would bear its pro-rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The Investment Company Act of 1940, as amended (the “1940 Act”), limits investments in the securities of other investment companies. Although the 1940 Act limits investments by registered investment companies in the securities of other investment companies, registered investment companies, including the Funds, are permitted to invest in certain ETFs beyond the limits set forth in the 1940 Act, subject to certain terms and conditions, including entering into an agreement with such ETF.
Each Fund may borrow to the extent permitted by the 1940 Act in order to provide for leverage, to take advantage of investment opportunities or for short-term liquidity and cash-flow purposes. At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements, derivative instruments (including options contracts, futures contracts, options on futures contracts and swap agreements) and other leveraged instruments. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to such Fund’s daily marked-to-market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds will maintain asset segregation policies to comply with the current position and any changes in the asset coverage requirements articulated by the Securities and Exchange Commission (“SEC”) and its staff.
The Adviser may sell securities in anticipation of market declines. In addition, the Adviser may trade securities actively or sell securities in order to make cash available for new investment opportunities, which could increase a Fund’s transaction costs (thus lowering performance) and increase your taxable distributions.

Any percentage limitations with respect to the investment of a Fund’s assets or quality requirement of issues or issuers in which a Fund invests are applied at the time of purchase.
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that a Fund will achieve its investment objective.
The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”). Additional information about these investment strategies and practices and related risks is provided in the Funds’ SAI.
RISKS
The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Emerging Market Risk (International Fund): The risk associated with investing in securities of companies located in less developed countries, also known as emerging markets. Some foreign markets in which the International Fund may invest are considered to be emerging markets. The risks of foreign investments are usually greater for emerging markets than more developed markets. See “Foreign Security Risks” below. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest.

•	Equity Securities Risk (Small Cap Fund and International Fund): Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign Security Risks (International Fund): The International Fund invests in securities of foreign issuers, including ADRs, EDRs and GDRs. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the International Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the International Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the International Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

•	Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Management Risk (Small Cap Fund and International Fund): As with any managed fund, the Funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk (Small Cap Fund and International Fund): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Small Cap Securities Risk (Small Cap Fund): Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (866) 526-8968, or on the Funds’ website at www.bostonadvisorsfunds.com.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS
The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.
INVESTMENT ADVISER
Boston Advisors, LLC is a registered investment adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts, 02109. Since 1982, Boston Advisors, or its predecessors, has provided portfolio management services to mutual funds, hedge funds, individuals, trusts, pension plans, profit sharing plans, endowments and foundations. As of July 31, 2011, Boston Advisors had approximately $1.9 billion in assets under management. Boston Advisors, subject to the general oversight of the Trust’s Boards of Trustees, has overall responsibility for directing the investments of the Funds in accordance with its investment objective, policies and limitations.
For its services as investment adviser, Boston Advisors is entitled to the following advisory fees, as a percentage of each Fund’s average daily net assets:

Small Cap Fund	0.90%
International Fund	1.00%
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Boston Advisors and the Funds will be available in the Funds’ first shareholder report after commencement of operations.
PORTFOLIO MANAGERS
Michael J. Vogelzang, CFA, President & Chief Investment Officer. Mike oversees Boston Advisors’ investment activities and business practices. Mike is responsible for directing the equity investment management process for individual as well as institutional clients. Prior to joining Boston Advisors in 1997, Mike was Senior Vice President at Freedom Capital Management from 1991 to 1997. He began his career in the early 1980s in the investment management and trust departments at the Boston Company. Mike earned a B.A. degree in Economics and Political Science from Calvin College and is a member of the Boston Security Analysts Society.
Lisa A. Sebesta, CFA, Senior Vice President & Portfolio Manager. Lisa serves as lead Portfolio Manager for Boston Advisors’ Small Cap institutional accounts. Prior to joining Boston Advisors in 2006, Lisa was a Portfolio Manager at Batterymarch Financial Management, where she managed assets in U.S. small cap and global equity strategies from 2000 to 2006. Previously, Lisa served as a quantitative analyst with Boston Advisors from 1997 to 2000. Lisa earned a B.A. degree from the College of the Holy Cross and an M.A. from the Fletcher School at Tufts University. She is also a member of the CFA Institute and the Boston Security Analysts Society.
Douglas A. Riley, CFA, Senior Vice President & Portfolio Manager. Prior to joining Boston Advisors in 2002, Doug was a Vice President and Portfolio Manager at Babson-United Investment Advisors from 1991 to 2002. Doug earned a B.S. degree in Business Administration and Finance from Emory University and a M.B.A. degree from Northeastern University. Doug is also a member of the CFA Institute and the Boston Security Analysts Society.
David Hanna, Senior Vice President & Director of Alternative Investments. David serves as Director of Alternative Investments for Boston Advisors. Prior to joining Boston Advisors in 2006, he was a senior Portfolio Manager in the Global Hedge Fund Strategies Group of State Street Global Advisors (“SSGA”) and was with that firm in various roles from 1997 to 2005. Prior to joining SSGA, he was Vice President, Quantitative Analysis at

Standish, Ayer & Wood from 1992-1997. David earned a B.S. in Finance from the Pennsylvania State University in 1987.
The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of the Funds.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER
Shown on the opposite page is performance information for the Small Cap Core Institutional Composite (the “Composite”), a composite of five institutional accounts managed by Boston Advisors using its small cap core investment strategy. These accounts are managed with the same investment objective as the Small Cap Fund and are subject to substantially similar investment policies and techniques as those used by the Small Cap Fund. The results presented are not intended to predict or suggest the return to be experienced by the Small Cap Fund or the return that an individual investor might achieve by investing in the Small Cap Fund.
The Composite for which results are reported is “net” of fees (after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). However, the Composite is not subject to the same type of expenses to which the Small Cap Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, the operating expenses incurred by the separate accounts are lower than the operating expenses of the Small Cap Fund, and, accordingly, the performance results of the Composite are greater than what the Small Cap Fund performance would have been.
Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

Historical Performance Composite

Annual	Annualized Total Returns								Composite Statistics
Returns							Since Inception				Average	Total
For Periods	One Year		3 Year		5 Year		(12/31/1999)		Number	Composite	Account	Firm	Percentage	Annual
Ending		Russell		Russell		Russell		Russell	of	NAV	Size	Assets	of Firm	Composite
December 31	Composite	2000	Composite	2000	Composite	2000	Composite	2000	Accounts	($MM)	($MM)	($MM)	Assets	Dispersion
2010	32.60%	25.31%	0.82%	0.76%	3.27%	3.08%	7.99%	4.08%	6	$29.5	$3.9	$1,730.0	1.7%	0.31
2009	12.64%	27.17%							7	$24.0	$3.4	$1,720.0	1.4%	0.21
2008	-31.35%	-33.79%							8	$32.1	$4.0	$1,550.0	2.1%	0.17
2007	-2.75%	-1.57%							6	$92.8	$15.5	$2,140.0	4.3%	0.07
2006	17.86%	18.37%							5	$96.0	$19.2	$2,420.0	4%	0.21
2005	9.98%	4.55%							5	$14.4	$2.9	$4,850.0	0.3%	0.56
2004	25.98%	18.33%							6	$14.3	$2.4	$4,070.0	0.3%	0.43
2003	33.33%	47.25%							4	$9.8	$2.5	$3,320.0	0.4%	0.17
2002	-12.31%	-20.48%							3	$6.7	$2.2	$1,800.0	0.4%	3.25
The composite was created in 2000.
The results shown above: (1) represent a composite of all discretionary, institutional, fee paying accounts with substantially similar investment objectives, policies and strategies to the Small Cap Fund and have been under management for at least three months; (2) are time weighted total rates of return expressed in U.S. Dollars; (3) reflect all income, gains and losses and the reinvestment of any dividends or capital gains without provision for federal or state income taxes; and (4) are shown “net” of fees (after deduction of advisory, brokerage or other expenses (excluding fees such as custody fees which are paid separately by the investor)). Cash and equivalents are included in performance returns. Otherwise, all similarly managed accounts have been included in composite performance data.
“Firm” assets include all accounts of the Adviser under management.
The “Annual Composite Dispersion” presented is an asset-weighted standard deviation for the accounts included in the composite for the entire year. Standard deviation is a statistical measure of the degree to which an individual account’s return varies from the mean return for the Composite. A high “Composite Dispersion” percentage would indicate greater volatility and thus greater potential risk.
The average market capitalization of portfolios in the composite may differ from the weighted average market capitalization of the index. Additionally, the volatility of the Russell 2000 Index may be greater or less than the volatility of the separate accounts in the Composite.
A complete list and description of the Adviser’s composites, as well as additional information regarding policies for calculating and reporting returns, are available upon request. The Adviser’s maximum management fee is 2.00% for separate accounts and is detailed in the Adviser’s Form ADV Part 2.
The information above has not been audited by the Fund’s independent registered public accounting firm, and such firm does not express an opinion thereon.

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
– Value of Liabilities Attributable to the Shares
NAV	=	Number of Outstanding Shares
Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
PURCHASE OF SHARES
Share Classes
The Trust offers Class A shares and Institutional Class shares of each Fund. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares are generally offered to individuals, corporate investors and retirement plans. Institutional Class shares are generally offered to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Institutional Class
Initial sales charge of 5.75% or less	No initial sales charge
Deferred sales charge may apply [1]	No deferred sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Class A shares due to no distribution fee

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where BNY Mellon Distributors Inc. (the “Underwriter”) did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
Shares representing interests in each Fund are offered continuously for sale by the Underwriter. You can purchase Class A shares or Institutional Class shares of a Fund through certain broker-dealers, or directly through the transfer agent of the Funds, as discussed below. Shares of each Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Funds reserve the right to waive the minimum investment requirement for any investor.
CLASS A SHARES
Distribution Plan
The Board of Trustees, on behalf of each Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.
Front-End Sales Charge
Sales of Class A shares of each Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares —
Front-End Sales Charge

	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.15%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%
The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.
Contingent Deferred Sales Charge (CDSC)
You may be subject to a CDSC if you sell Class A shares of a Fund. If you bought Class A shares without an initial sales charge because your investments in a Fund were in excess of $1 million in the aggregate at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 12 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 12 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, a Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.
You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of a Fund. This could happen because of the way in which you originally invested in a Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of a Fund. Restrictions may apply to certain accounts and certain transactions. A Fund may change or cancel these terms at any time.
Reduced Sales Charges
You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of a Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at

NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with a Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to a Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to a Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the investor, either directly or through their registered representative and/or financial intermediary, to ensure that the investor obtains the proper “breakpoint” discounts.
In order for a Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide a Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide a Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.
For more information on reduced sales charges, please visit the Fund’s website at www.bostonadvisorsfunds.com or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.
Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of a Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of a Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.
Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.
Sales at Net Asset Value
A Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account (“IRA”) or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to a Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, Adviser and its affiliates, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with a Fund.
INSTITUTIONAL CLASS SHARES
Sales of each Fund’s Institutional Class shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Institutional Class shares are only available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.
TO OPEN AN ACCOUNT
By Mail
You may purchase shares by sending a check drawn on a U.S. bank payable to the applicable Fund along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $10,000 with respect to Class A shares and at least $50,000 with respect to Institutional Class shares. Send the check and application to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 526-8968
The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser at (617) 348-3100 for more information.
By Wire
To make a same-day wire investment, please call Shareholder Services toll-free at (866) 526-8968 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $10,000 with respect to Class A shares and at least $50,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share. Your bank may charge a wire fee.
Individual Retirement Account Investments
You may invest in each Fund through the following individual retirement accounts:
•	Traditional Individual Retirement Accounts (“IRAs”);

•	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”);

•	Spousal IRAs;

•	Roth Individual Retirement Accounts (“Roth IRAs”);

•	Coverdell Education Savings Accounts (“Education IRAs”); and

•	Simplified Employee Pension Plans (“SEP IRAs”).
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the applicable Fund and that your additional investment is for an amount equal to or greater than the investment minimums set forth above. Mail the slip and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 526-8968
By Wire
Please call Shareholder Services toll-free at (866) 526-8968 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for an amount equal to or greater than the investment minimum set forth above.
Automatic Investment Plan
You may open an automatic investment plan account for regular Class A shares accounts with a $10,000 initial purchase and a $1,000 monthly investment. This plan is not available for Institutional Class shares. You may open an automatic investment plan account for an IRA with a $5,000 initial purchase and a $1,000 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds at (866) 526-8968 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. After your initial purchase of $10,000 for a regular account or $5,000 for an IRA account, you may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Funds’ transfer agent at (866) 526-8968.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. Each Fund may alter, modify or terminate this purchase option at any time.
Purchase Price

Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of a Fund through a financial intermediary who may charge additional fees for other services and may require higher minimum investments or impose other limitations on buying and selling shares of a Fund. “Financial intermediaries” include: brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders to a Fund by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Networking and Sub-Transfer Agency Fees. Each Fund may also directly enter into agreements with “financial intermediaries” pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ depending on a Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on a Fund and the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although each Fund may use financial firms that sell each Fund’s shares to effect portfolio transactions for each Fund, the Funds and the Adviser will not consider the sale of the Funds’ shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
Reinvestment Privilege for Class A Shares
For a period of 60 days after you sell Class A shares of a Fund, you may reinvest your redemption proceeds in shares of such Fund at NAV. You, your broker or your financial adviser must notify the Funds’ transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Funds may require documentation to support your eligibility.
Rights Reserved by the Funds
The Funds reserve the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.
Because the International Fund invests significantly in foreign securities traded on markets which close prior to when the International Fund determines its NAV, market timing can cause dilution in the value of the International Fund’s shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “Pricing of Shares” for more information. Also, because each Fund may invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in a Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
To deter market timing and to minimize harm to each Fund and its shareholders, each Fund: (i) charges a redemption fee of 2% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of a Fund or the Adviser, may be disruptive to a Fund. A Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in each Fund in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. Each Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Funds will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, such Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Funds charge a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Funds when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before the close of the Exchange, typically 4:00 p.m. Eastern time) or on the next business day (if received after the close of the Exchange, typically 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The applicable Fund’s name and your account number should accompany any redemption requests.
Redemption Fee
Each Fund may charge a redemption fee of 2.00% on proceeds redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to a Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of such Fund. This redemption fee is not intended to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against your account.
The redemption fee will not be charged on the following transactions:
1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholders account was established with a Fund;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. Each Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. Each Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•	Write a letter of instruction that includes the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 526-8968
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call toll-free (866) 526-8968. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan
Once you have established a Class A shares account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (866) 526-8968 to request a form to start the Systematic Withdrawal Plan.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. Each Fund may charge a redemption fee of 2.00% on proceeds redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares of the Funds directly through the Funds’ transfer agent.
Account Minimum
You must keep at least $50,000 worth of a Fund’s shares in your Institutional Class account and $2,500 worth of a Fund’s Class A shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $50,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (866) 526-8968 for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 526-8968.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions, and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 526-8968.
Account Statements
Each Fund provides you with these helpful services and information about your account:
•	a confirmation statement after every transaction;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	quarterly account statements for Class A shares reflecting transactions made during the quarter;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
Each Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.
Delivery of Shareholder Documents
To reduce expenses, each Fund mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 526-8968 or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The Funds will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.
Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest them in additional shares of the Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

BOSTON ADVISORS US SMALL CAP EQUITY FUND
BOSTON ADVISORS INTERNATIONAL EQUITY FUND
of
FundVantage Trust
(866) 526-8968
FOR MORE INFORMATION
For additional information about the Funds, the following documents, when available, are free upon request:
Annual/Semi-Annual Reports
These reports will contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports (when available) may be obtained, free of charge, from the Funds’ website at www.bostonadvisorsfunds.com or by calling (866) 526-8968.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 526-8968 or on the Funds’ website at www.bostonadvisorsfunds.com.
Shareholder Inquiries
Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Boston Advisors Funds
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 526-8968
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and other information about the Funds (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

BOSTON ADVISORS US SMALL CAP EQUITY FUND
Institutional Class
Class A
(BASSX)
BOSTON ADVISORS INTERNATIONAL EQUITY FUND
Institutional Class
Class A
(______)
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Boston Advisors US Small Cap Equity Fund (the “Small Cap Fund”) and the Boston Advisors International Equity Fund (the “International Fund”) (each a “Fund” and together the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Funds’ current prospectus dated [September 1], 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling the Funds at 1-866-526-8968 or on the Funds’ website at www.bostonadvisorsfunds.com.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established each Fund as a separate series of the Trust. Two such series are described in this Statement of Additional Information (“SAI”): The Boston Advisors US Small Cap Equity Fund and the Boston Advisors International Equity Fund (each a “Fund,” and together, the “Funds”). Each Fund issues Class A and Institutional Class Shares. Each Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Boston Advisors, LLC (“Boston Advisors” or the “Adviser”), serves as investment adviser to the Funds.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.
The Small Cap Fund normally invests at least 80% of its assets in a diversified portfolio of equity (or equity-related) securities of small-capitalization companies. The International Fund normally invests in a diversified portfolio of equity (or equity-related) securities of foreign (i.e., non-U.S.) companies. In addition, the International Fund will invest at least 80% of its assets in equity or equity-related securities. These 80% policies may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which each Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of their net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
•	BANKERS’ ACCEPTANCES. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	CERTIFICATES OF DEPOSIT. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of

1

deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which may vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of its total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of its total assets.
Specifically, provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A Fund may enter into reverse repurchase agreements and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. A Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of a Fund’s forward commitment to repurchase the subject security.

2

COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, a Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such it is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.

3

The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
Each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on a nationally recognized statistical ratings organization’s (an “NRSRO”) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P or Fitch) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors

4

in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer, the economy or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s Adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or

5

“unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing their investment objectives, a Fund may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. A Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. A Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment objective.
The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, such Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For a Fund that gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the

6

option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if a Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if a Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
Each Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
Each Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

7

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writers of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, that Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund; however, such losses may be mitigated by changes in the value of a Fund’s securities during the period the option was outstanding.
Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which

8

two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. A Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), none of the Funds are deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.
Limitations on Use of Futures and Futures Options. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, a Fund will mark to market its open futures positions.
The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more

9

than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” their position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by a Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to a Fund’s daily marked to market (net) obligation, if any, (in other words, a Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting a Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by a Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by a Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance each Fund’s portfolio such that a Fund’s duration does not exceed the maximum permitted for a Fund in the Prospectus.

10

The requirements for qualification as a regulated investment company provided under the Internal Revenue Code of 1986, as amended (“IRC”) also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation of the Funds.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle, the Fund or the securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Funds enter into such futures contracts, the value of such futures will not vary in direct proportion to the value of a Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future

11

spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, a Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Certain restrictions imposed on the Funds by the IRC may limit a Fund’s ability to invest in commodity futures contracts.
Tax Risk. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the IRC. To qualify as RICs, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Funds to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. The Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Funds may also enter into options on swap agreements (“swap options” or “swaptions”).
The Funds may enter into swap transactions for any legal purpose consistent with their investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency

12

transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objective and general investment policies, a Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
The Funds may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Funds’ portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.
The Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, such Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit

13

soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Funds will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to each Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit each Fund’s exposure to loss.
In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Fund’s ability to enter into swap agreements may, in the future, be prohibited and/or limited as a result of legislative or regulatory changes.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the IRC may limit the Funds’ ability to use swap agreements and, if investments swaps are made, may cause such Fund to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

14

Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for a Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for a Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in a Fund’s other investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Funds from being able to achieve their investment objectives. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use certain instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments.

15

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of a Fund’s portfolio in an effort to monitor a Fund’s interest rate risk.
EMERGING MARKETS. As discussed in the Prospectus, the Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as: (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Funds. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

16

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investments in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Funds may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, certain Funds may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Foreign Currency and Related Transactions” and “Options and Futures Contracts.”
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Brady Bonds. A Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.
Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

17

Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.
EQUITY-LINKED SECURITIES. The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, a Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks associated with derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivative Instruments” above. Equity-linked securities may be considered illiquid and thus subject to the Funds’ restriction on investments in illiquid securities.
EVENT-LINKED EXPOSURE. The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Funds to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Funds may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

18

These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:
(i) When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
(ii) If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.
(iii) If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.
(iv) The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

19

The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, a Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. The extent to which these limits apply is subject to tax regulations that, to date, have not been issued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income. See “Taxation of the Funds” below for additional information related to these tax issues.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed

20

some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Funds may invest in foreign securities, including securities from issuers located in emerging market countries. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money. In addition to equity securities, foreign investments of the Funds may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.
Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.
Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform

21

accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (the “Exchange”). Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.
Certain Risks of Holdings Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
Sovereign Debt. The Funds may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be

22

subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Tax Risk. The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause the Funds to fail to qualify as RICs under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
ILLIQUID SECURITIES. A Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which

23

they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Funds and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Funds’ Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to such Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though the holder does not receive the principal until maturity.

24

INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. The Funds may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. The 1940 Act limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
Each Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases each Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in each Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, an ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, an ETF may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, a Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, each Fund does not invest directly in commodities. However, each Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, each Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.

25

MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely

26

payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct

27

compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

28

Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse

29

economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations,

30

homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than

31

anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Funds also may invest in other types of asset-backed securities.
PREFERRED STOCK. The Funds each may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion

32

element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. Each Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. Each Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which each Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so each Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of a Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Funds’ investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid, are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.

33

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, a Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) a Fund may at any time call the loan and obtain the return of the securities loaned; (iii) a Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a Fund. A Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by each Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. A Fund may pay lending fees to the party arranging the loan.
SHORT SALES. Each Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, and to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of a Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of

34

the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Funds must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
RIGHTS OFFERINGS AND WARRANTS TO PURCHASE SECURITIES. Each Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although each Fund may earn income on securities it has segregated or “earmarked.”

35

When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with each Fund’s other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which a Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Funds may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Funds may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Funds under the IRC. See “Taxation of the Funds.”
TEMPORARY DEFENSIVE POSITIONS. The Funds may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
Each Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Funds may post information on their website about the number of securities a Fund holds, a summary schedule of investments, a Fund’s top ten holdings and a percentage breakdown of a Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Funds’ website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

36

Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Funds or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds’ policies and procedures and any applicable confidentiality agreement.
The Funds may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Funds’ or the Adviser’s employees and affiliates that provide services to the Funds. The Funds may also distribute or authorize the distribution of information about each Fund’s holdings that is not publicly available (on a website or otherwise) to each Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of a Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may a Fund, the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or the its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to each Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. A Fund will not:

37

1. Purchase securities of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in securities of that issuer or a Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of a Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2. Invest 25% or more of the value of a Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies;
3. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of a Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
4. Pledge, mortgage or hypothecate their assets except to secure indebtedness permitted to be incurred by a Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by a Fund are not deemed to be pledges or hypothecations);
5. Underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6. Purchase or sell real estate or interests therein, although a Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but a Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
9. Engage in short sales of securities or maintain a short position, except that a Fund may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
11. Purchase securities if outstanding borrowings of a Fund exceed 5% of the value of its total assets.
When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold

38

securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years

INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

39

					Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

40

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

41

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on

42

such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

43

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and each of its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

44

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust's Expenses	Retirement	Complex

ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Funds, the Adviser and the Underwriter have adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Funds under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of a Fund, and for the purpose of providing benefits to such Fund. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of

45

interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available (i) without charge by request by calling the Adviser at 1-866-526-8968or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” that Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to that Fund without the consent or approval of other shareholders. As of the date of this SAI, no person owned of record or beneficially 5% or more of the outstanding shares of either Fund. Additionally, as of the same date, the Trustees and officers of the Trust owned individually and together less than 1.00% of any class of outstanding shares of the Funds.
INVESTMENT ADVISORY SERVICES
Boston Advisors is a registered investment adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts, 02109, and was founded by its predecessor Boston Advisors, Inc. in 1982. In addition to serving as investment adviser to the Funds, the Adviser provides portfolio management services to mutual funds, hedge funds, individuals, trusts, pension plans, profit sharing plans, endowments and foundations. As of July 31, 2011, Boston Advisors had approximately $1.9 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Funds in accordance with their investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Funds or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, of 0.90% and 1.00% of the average daily net assets of the Small Cap Fund and International Fund, respectively. Pursuant to an expense limitation agreement, the Adviser has agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution fees, shareholder service fees, or transfer agency fees), interest, extraordinary items, “Acquired Fund Fees and Expenses,” and brokerage commissions to 1.10% and 1.30% of average daily net assets of the Small Cap Fund and the International Fund, respectively (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of a Fund.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Funds, securities and other investments consistent with each Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion

46

regarding the management of each Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with each Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for each Fund relating to research, statistical and investment activities are paid by the Adviser.
Michael J. Vogelzang, President and Chief Investment Officer, directly or indirectly, through his ownership interest in Birdsong Capital LLC, One Federal Street, Boston, MA 02110, a wholly employee owned entity organized as a limited liability company under the laws of Delaware, owns more than 25% of the Adviser and is presumed to control the Adviser. The address of Mr. Vogelzang is c/o Boston Advisors, LLC, One Liberty Square, 10th Floor, Boston, MA 02109. Bank of America (formerly Merrill Lynch Pierce Fenner & Smith Inc.) and Krupka LLC each own more than 5% of the Adviser and may be deemed affiliated persons of the Adviser and an affiliate of the Fund under Section 2(a)(3) under the 1940 Act.
PORTFOLIO MANAGERS
The management of each Fund is the responsibility of a team of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Funds, including information regarding;
(i)	“Other Accounts Managed.” Other accounts managed by Michael J. Vogelzang, Lisa A. Sebesta, Douglas A. Riley and David Hanna, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.
Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Michael J. Vogelzang, Lisa A.

47

Sebesta, Douglas A. Riley and David Hanna, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011.

			Number of Accounts	Total Asset Managed
	Total Number of	Total	Managed subject to a	subject to a Performance
Types of	Accounts	Assets	Performance Based	Based Advisory Fee
Accounts	Managed	(millions)	Advisory Fee	(millions)

Michael J. Vogelzang
Registered Investment Companies	2	$745	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	130	$259	0	$0
Lisa A. Sebesta
Registered Investment Companies	1	$740	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$35	0	$0
Douglas A. Riley
Registered Investment Companies	1	$740	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$93	0	$0
David Hanna
Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$11	0	$0
Material Conflicts Of Interest. While the Adviser does not perceive any actual conflicts of interest that are material to the Fund, potential conflicts of interest may exist as a result of the Adviser’s management of multiple accounts, allocating investments among such accounts, personal trading activities of the members of the portfolio management team and permissible use of soft dollars.
The Adviser manages multiple separately managed accounts for institutional and individual clients and a hedge fund (“Accounts”), each of which may have distinct investment objectives and strategies, some similar to the Fund and others different. At times the Adviser may determine that an investment opportunity may be appropriate for only some Accounts or may decide that certain of the Accounts should take differing positions with respect to a particular security. In these cases, the Adviser may place separate transactions for one or more separate Accounts, which may

48

affect the market price of the security or the execution of the transaction, or both, to the detriment of one Account over another, including the Fund. The Adviser may receive a performance based fee or greater advisory fee for managing an Account than received for advising the Fund which may create an incentive to allocate more favorable transactions to such Accounts. The Adviser may, from time to time, recommend an Account purchase shares of the Fund. The Adviser or Adviser’s affiliates may buy or sell for itself, or other Accounts, investments that it recommends on behalf of the Fund. Consistent with its duty to seek best execution, the Adviser selects the broker with whom to execute transactions on behalf of the Fund. The Adviser utilizes soft dollars whereby it may purchase research and services using commission dollars generated by the Fund. Often, the research and services purchased using the Fund’s commissions benefit other Accounts of the Adviser. Soft dollars may create an actual or perceived conflict of interest whereas the Adviser may have an incentive to initiate more transactions to generate soft dollar credits or may select only those brokers willing to offer soft dollar credits when placing transactions for the Fund.
The Adviser has adopted a trade aggregation policy which requires that all clients be treated equitably and compliance policies and procedures. The trade aggregation policy and compliance policies and procedures are designed to detect the types of conflicts of interest described above. However, there is no guarantee that such procedures will always detect or prevent every situation in which an actual or perceived conflict of interest may arise.
Compensation. All Boston Advisors, LLC institutional portfolio managers, with the exception of Michael J. Vogelzang, are compensated with a base salary based on market rate, a cash bonus and equity participation. Bonus is based on a percentage of salary subject to the achievement of internally established goals and relative performance of composite products managed by the institutional portfolio manager as measured against industry peer group rankings established by Evestment Alliance. Performance is account weighted, time weighted and evaluated on a pretax, annual basis. Discretionary bonuses may also be given. The method used to determine the portfolio manager’s compensation does not differ with respect to distinct institutional products managed by institutional portfolio managers. Regarding the compensation of Michael J. Vogelzang, as President of the Adviser and largest individual shareholder, his compensation is influenced by firm profitability, achieving general investment performance objectives and reaching certain business targets.
Ownership of Shares of the Funds. The Funds have not offered shares to the public as of the date of this SAI and, accordingly, the Funds’ portfolio managers do not own shares of the Funds as of that date.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, as amended, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of each Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.

49

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Funds.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (“the Custodian”), One Wall Street, New York, New York 10286, serves as each Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, Massachusetts, 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of each Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of a Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Funds invest in securities traded in the over-the-counter markets, and each Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with the Funds as principal in the purchase and sale of securities. However, affiliated persons of each Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.

50

Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc. (the “Underwriter”) located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing or marketing or sales services with respect to the Class A shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of a Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of each Fund’s Institutional Class shares. The Trustees of the Trust, including a majority of the Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Funds and the shareholders of the Funds’ Class A shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the

51

agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to each of the Funds (i) (by vote of a majority of the Trustees of the Funds who are not interested persons of the Trust or the Funds and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Funds) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Funds. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Class A shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers Class A and Institutional Class shares of each Fund. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as they case may be, takes separate votes on matters affecting only that Fund or class.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

52

PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of each Fund’s net assets by the total number of the Funds’ shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day each Fund is open for business. Each Fund is open for business on days when the Exchange is open for business.
In valuing each Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by each Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by each Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of such Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by the Funds.
TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S.

53

federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses

54

all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to

55

tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

56

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts

57

comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s

58

risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible

59

by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning

60

before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.
BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure

61

to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.
Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.

62

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

63

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

A-1

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.
“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
BOSTON ADVISORS, LLC
PROXY VOTING POLICIES & PROCEDURES
I. INTRODUCTION
     Under the investment management contracts between Boston Advisors, LLC (“BA”) and most of our clients, the client retains exclusive voting authority over the securities in the client’s portfolio and we do not have any role in proxy voting. BA assumes responsibility for voting proxies when requested by a client and with respect to clients subject to the Employee Retirement Income Security Act of 1974 (“ERISA”).
II. STATEMENTS OF POLICIES AND PROCEDURES
A.	Policy Statement. The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe, are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

While retaining final authority to determine how each proxy is voted, BA has reviewed and determined to follow in most instances the proxy voting policies and recommendations (the “Guidelines”) of Egan-Jones Proxy Services, a proxy research and consulting firm (“Egan-Jones”). Egan-Jones will track each proxy that BA is authorized to vote on behalf of our clients and will make a recommendation to management of BA as how it would vote such proxy in accordance with the Guidelines. Unless otherwise directed by BA, Egan-Jones will instruct Proxy-Edge, a proxy voting firm (“Proxy-Edge”) to vote on such matters on our behalf in accordance with its recommendations. BA will monitor the recommendations from Egan-Jones and may override specific recommendations or may modify the Guidelines in the future.

We have established these Proxy Voting Policies and Procedures in a manner that is generally intended to result in us voting proxies with a view to enhance the value of the securities held in a client’s account. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility that we believe do not primarily involve financial considerations, we shall abstain from voting or vote against such proposals since it is not possible to represent the diverse views of our clients in a fair and impartial manner. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote.

B.	Conflicts of Interest. If there is determined to be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”) the matter shall be considered by management.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest. Non-routine proxy proposals are presumed to involve a material conflict of interest, unless BA management determines that neither BA nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

B-1

If BA management determines that BA has a material conflict of interest then we shall vote the proxy according to the recommendation of Egan-Jones or, if applicable, the client’s proxy voting policies. BA management also reserves the right to vote a proxy using the following methods:
•	We may obtain instructions from the client on how to vote the proxy.

•	If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise obtain instructions from the client on how the proxy should be voted).
We use commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of our senior investment staff actually knew or reasonably should have known of the potential conflict.
C.	Limitations on Our Responsibilities
1.	Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.
a.	Mutual Funds. We will vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.

b.	ERISA Accounts. With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.
4.	Client Direction. If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy upon receipt except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful. As a fiduciary to ERISA clients, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy. We will, on a best efforts basis, comply with each client’s proxy voting policy. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).
D.	Disclosure. A client for which we are responsible for voting proxies may obtain information from us, via Egan-Jones and Proxy Edge records, regarding how we voted the client’s proxies. Clients should contact their account manager to make such a request.

E.	Review and Changes. We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, we

B-2

may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.
F.	Delegation. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

G.	Maintenance of Records. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. We may also rely upon a third party, such as Egan-Jones or Proxy Edge to maintain certain records required to be maintained by the Advisers Act.
III. EGAN-JONES PROXY VOTING PRINCIPLES AND GUIDELINES
Attached as Appendix A is the Proxy Voting Principles and Guidelines of Egan-Jones Proxy Services.

B-3

APPENDIX A
EGAN-JONES PROXY SERVICES
PROXY VOTING
PRINCIPLES AND GUIDELINES
Egan-Jones Proxy Voting Principles
Introduction
Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light. Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:
•	the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

•	revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

•	corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules
In general:
•	Directors should be accountable to shareholders, and management should be accountable to directors.

•	Information on the Company supplied to shareholders should be transparent.

•	Shareholders should be treated fairly and equitably according to the principle of one share, one vote.
Principles
A. Director independence
It is our view that:
•	A two-thirds majority of the Board should be comprised of independent directors.

•	Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

•	When the Chairman of the Board also serves as the company’s Chief Executive Officer, the Board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

•	Committees of the Board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

•	No director should serve as a consultant or service provider to the Company.

•	Director compensation should be a combination of cash and stock in the company, with stock constituting a significant component.

B-4

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:
•	should not have been employed by the Company or an affiliate within the previous five years;

•	should not be, and should not be affiliated with, a company that is an adviser or consultant to the Company or affiliate, or to a member of the Company’s senior management;

•	should not be affiliated with a significant customer or supplier (except utilities) of the Company or affiliate;

•	should have no personal services contract with the Company or affiliate, or a member of senior management;

•	should not be affiliated with a not-for-profit organization that receives significant contributions from the Company or affiliate;

•	within the previous three years, should not have had any business relationship with the Company or affiliate which required disclosure in the Company’s Form 10-K;

•	should not be employed by a public company at which an executive officer of the Company serves as a director;

•	should not be a member of the immediate family of any person described above.

•	A director who receives, or whose immediate family member receives, more than $120,000 per year in direct compensation from the company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service), is not independent until three years after he or she ceases to receive more than $120,000 per year in such compensation.

•	A director who is an executive officer or an employee, or whose immediate family member is an executive officer, of another company that makes payments to, or receives payments from, the company for property or services in an amount which, in any single fiscal year, exceeds the greater of $1 million, or 2% of such other company’s consolidated gross revenues, is not “independent” until three years after falling below such threshold.
B. Board operating procedures
•	The Board should adopt a written statement of its governance principles, and regularly re-evaluate them.

•	Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

•	The independent directors should be provided access to professional advisers of their own choice, independent of management.

•	The Board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

•	Directors should have access to senior management through a designated liaison person.

•	The Board should periodically review its own size, and determine the appropriate size.
C. Requirements for individual directors
We recommend that:
•	The Board should provide guidelines for directors serving on several Boards addressing competing commitments.

B-5

•	The Board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the Board and of committees of the Board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.
D. Shareholder rights
•	A simple majority of shareholders should be able to amend the company’s bylaws, call special meetings, or act by written consent.

•	“Greenmail” should be prohibited.

•	Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan

•	Directors should be elected annually.

•	The Board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

•	Shareholders should have effective access to the director nomination process.
Egan-Jones Proxy Voting Guidelines
Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.
Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.
Board of Directors
Election of Directors in Uncontested Elections
Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors’ investment in the company, etc..
WITHHOLD votes for nominees who:
are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
ignore a shareholder proposal that is approved by a majority of the shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years fail to act on takeover offers where the majority of the shareholders have tendered their shares implement or renew a “dead-hand” or modified “dead-hand” poison pill

B-6

sit on more than seven boards
In cases in which the company has engaged in the practice commonly referred to as “options backdating,” Egan-Jones may recommend that votes be withheld from nominees serving on the company’s compensation committee, the company’s entire board of directors, and/or its chief executive officer. Such recommendations will be made on a case-by-case basis, taking into consideration such matters as intent of the individuals involved, scope and timing of the practice, significance of financial restatement required, and corrective action taken.
Furthermore, we may recommend withholding votes from either members of the company’s compensation committee, its entire board of directors and/or its chief executive officer where the company has engaged in what we judge to be other unsatisfactory compensation practices. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the company.
FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.
Separating Chairman and CEO
Case-by-case basis on shareholder proposals requiring that positions of chairman and CEO be held separately but generally AGAINST unless the company is particularly troubled.
Independent Directors
FOR shareholder proposals asking that a two-thirds majority of directors be independent.
FOR shareholder proposals asking that the board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
Case-by-case basis on shareholder proposals asking that the Chairman be independent, but generally AGAINST unless the company is particularly troubled.
Stock Ownership Requirements
AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.
Term Limits
AGAINST shareholder proposals to limit tenure of outside directors.
Age Limits
AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.
Director and Officer Indemnification and Liability
Case-by-case basis on proposals regarding director and officer indemnification and liability, using Delaware law as the standard.
AGAINST management proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

B-7

AGAINST management indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
FOR only those management proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
Charitable or Political Contributions
AGAINST shareholder proposals regarding charitable or political contributions.
Proxy Contests (Contested Elections)
Election of Directors in Contested Elections
Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.
Reimburse Proxy Solicitation Expenses
Case-by-case basis for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.
Auditors
Ratifying Auditors
FOR proposals to ratify auditors, unless:
Non-audit fees exceed 50% of total fees.
Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
Proxy Contest Defenses
Classified Board vs. Annual Election
AGAINST proposals to classify the board.
FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.
Removal of Directors
AGAINST proposals that provide that directors may be removed only for cause.
FOR proposals to restore shareholder ability to remove directors with or without cause.
AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
FOR proposals that permit shareholders to elect directors to fill board vacancies.

B-8

Cumulative Voting
FOR proposals to eliminate cumulative voting.
Calling Special Meetings
AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
FOR shareholder proposals to allow a shareholder holding a 25% or greater interest to call a special shareholder meeting.
Acting by Written Consent
AGAINST management proposals to restrict or prohibit shareholder ability to take action by written consent.
FOR proposals to allow or make easier shareholder action by written consent.
Altering Size of the Board
FOR management proposals to fix the size of the board.
AGAINST management proposals that give management the ability to alter size of the board without shareholder approval.
Tender Offer Defenses
“Poison Pills”
FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.
Case-by-case basis for shareholder proposals to redeem a company’s existing “poison pill.”
Case-by-case basis for management proposals to ratify a “poison pill.”
Fair Price Provisions
Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.
AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
“Greenmail”
FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.
Case-by-case basis for anti-“greenmail” proposals which are bundled with other charter or bylaw amendments.
“Pale Greenmail”
Case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Unequal Voting Rights

B-9

AGAINST dual-class exchange offers and dual-class recapitalizations.
Supermajority Requirement to Amend Charter or Bylaws
AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
Supermajority Requirement to Approve Mergers
AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
Placement of Equity with “White Squire”
FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.
Other Governance Proposals
Confidential Voting
FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
FOR management proposals to adopt confidential voting.
Equal Access
FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
Bundled Proposals
Case-by-case basis for bundled or “conditioned” proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders’ best interests. FOR if the combined effect is positive.
Shareholder Advisory Committees
Case-by-case basis for establishing a shareholder advisory committee.
Capital Structure
Common Stock Authorization

B-10

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures
FOR proposals to increase the number of authorized shares of common stock in connection with a transaction that we support delineated on the same ballot.
CASE-BY-CASE on other such proposals considering the specified purposes of the proposed increase, any explanation of risks to shareholders of failing to approve the request, potential dilution, and recent track record for using authorized shares, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the issuer, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance. In general, we view the authorization of additional common shares to be ordinary and necessary and in the best long-term interests of the issuer and its shareholders.
Stock Distributions: Splits and Dividends
FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.
Reverse Stock Splits
FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.
Case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance.
Preferred Stock
AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights
FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.
Case-by-case basis on proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and company’s returns to shareholders.
“Blank Check Preferred Stock”
FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.
FOR management proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.
Adjustments to Par Value of Common Stock
FOR management proposals to reduce the par value of common stock.
Preemptive Rights

B-11

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the company and shareholder characteristics.
Debt Restructurings
Case-by-case basis on proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control
FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.
Share Repurchase Programs
FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Tracking Stock
Case-by-case basis for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.
Compensation of Officers and Directors
Case-by-case basis for director and officer compensation plans, but generally favoring responsible proposals calling for more use of performance-based equity in compensation plans. The term “performance-based equity” will not be interpreted to include conventional stock options, but will include such tools as indexed options, restricted stock, performance-contingent options, and premium-priced options.
Advisory vote by shareholders regarding frequency of advisory vote on executive compensation
FOR management proposals that recommend that advisory votes on compensation take place annually, every two years or triennially.
FOR compensation plans which maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value; are formulated to attract, retain, and motivate key employees long-term; and take into consideration linkage between pay and performance, performance goals, and the cost of equity-based plans.
AGAINST compensation plans involving “pay for failure,” such as excessively long contracts, guaranteed compensation, and excessive severance packages (see below).
AGAINST compensation plans providing inappropriate levels of compensation (exceeding market practice) to non-executive directors such that independence is not compromised in overseeing executive performance and compensation.
Focusing on companies that have underperformed peers over a sustained period, WITHHOLD on compensation committee members if the company’s performance and CEO compensation are misaligned, the company maintains poor compensation practices or the board is unresponsive to a majority of shareholders on compensation matters. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the company.
Focusing on companies that have underperformed peers over a sustained period, AGAINST equity-based incentive plan proposals if the company’s performance and CEO’s compensation are misaligned, the company maintains poor

B-12

compensation practices or the board is unresponsive to shareholders on compensation matters. This involves evaluating the performance indexes in plans, goals and target awards, alignment with the company’s business strategy, whether or not goals appear to be challenging, peer group benchmarking, and mix of performance-based and non-performance-based compensation.
In the context of the entire plan, CASE-BY-CASE, applying judgment, for compensation plans of company’s involving incentives that encourage excessive risk-taking without appropriate claw-back provisions, excessive perquisites, tax gross-ups, re-pricing or replacing of underwater stock options without prior shareholder approval, excessive severance payments without involuntary job loss or substantial diminution of duties. Factors which are normally weighed in making such judgments include prior performance of the company, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance.
CASE-BY-CASE on advisory votes on executive compensation (“Say-on-Pay”), but normally FOR unless provisions violate above-described guidance regarding compensation/incentive plans and election of members of the compensation committee, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the company, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance.
Management Proposals Seeking Approval to Re-price Options
Case-by-case basis on management proposals seeking approval to re-price options.
Director Compensation
Case-by-case basis on stock-based plans for directors.
Employee Stock Purchase Plans
Case-by-case basis on employee stock purchase plans.
Amendments that Place a Maximum limit on Annual Grants or Amend
Administrative Features
FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).
Amendments to Added Performance-Based Goals
FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
Amendments to Increase Shares and Retain Tax Deductions
Under OBRA
Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).
Approval of Cash or Cash & Stock Bonus Plans
FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

B-13

Limits on Director and Officer Compensation
FOR shareholder proposals requiring additional disclosure of officer and director compensation.
Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.
“Golden Parachutes” and “Tin Parachutes”
FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.
Case-by-case basis on proposals to ratify or cancel “golden or tin parachutes.”
Employee Stock Ownership Plans (ESOPs)
FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).
401(k) Employee Benefit Plans
FOR proposals to implement a 401(k) savings plan for employees.
State of Incorporation
State Takeover Statutes
Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).
Reincorporation Proposals
Case-by-case basis on proposals to change the company’s state of incorporation.
Business Combinations and Corporate Restructurings
Mergers and Acquisitions
Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.
Corporate Restructuring
Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.
Spin-offs
Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.
Asset Sales

B-14

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.
Liquidations
Case-by-case basis on liquidations considering management’s efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.
Appraisal Rights
FOR providing shareholders with appraisal rights.
Mutual Fund Proxies
Election of Directors
Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.
WITHHOLD votes for directors who:
are interested directors and sit on key board committees (Audit or Nominating committees)
are interested directors and the company does not have one or more of the following committees: Audit or Nominating.
attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.
ignore a shareholder proposal that is approved by a majority of shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)
Converting Closed-end Fund to Open-end Fund
Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.
Investment Advisory Agreements
Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.
New Classes or Series of Shares
FOR creating new classes or series of shares.

B-15

Preferred Stock Authorization
Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.
1940 Act Policies
Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.
Changing a Fundamental Restriction to a Non-fundamental
Restriction
Case-by-case basis on changing fundamental restriction to non-fundamental restriction, considering fund’s target investments, reasons for change, and projected impact on portfolio.
Changing Fundamental Investment Objective to Non-fundamental
AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.
Name Rule Proposals
Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund’s target market.
Disposition of Assets, Termination, Liquidation
Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, company’s past performance, and terms of liquidation.
Charter Modification
Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.
Change of Domicile
Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.
Change in Sub-classification
Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.
Authorizing Board to Hire and Terminate Sub-advisors without
Shareholder Approval
AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval

B-16

Distribution Agreements
Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor’s reputation and past performance, and competitiveness of fund in industry.
Master-Feeder Structure
FOR establishment of a master-feeder structure.
Changes to Charter
Case-by-case basis for changes to the charter, considering degree of change implied by the proposal, resulting efficiencies, state of incorporation, and regulatory standards and implications.
Mergers
Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.
Miscellaneous Shareholder Proposals
Independent Directors
FOR proposals asking that a three-quarters majority of directors be independent.
FOR proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.
For proposals asking that the Chairman be independent.
Establish Director Ownership Requirement
AGAINST establishing a director ownership requirement.
Reimbursement of Shareholder for Expenses Incurred
Case-by-case basis for reimbursing proxy solicitation expenses.
FOR reimbursing proxy solicitation expenses in cases where EGAN-JONES recommends in favor of the dissidents.
Terminate the Investment Advisor
Case-by-case basis for terminating the investment advisor, considering fund’s performance and history of shareholder relations.
Social Issues
Energy and Environment
AGAINST on proposals that request companies to follow the CERES Principles.
AGAINST proposals requesting reports that seek additional information, unless it appears company has not adequately addressed shareholders’ relevant environmental concerns.

B-17

Northern Ireland
AGAINST on proposals related to the MacBride Principles.
AGAINST proposals requesting reports that seek additional information about progress being made toward eliminating employment discrimination, unless it appears company has not adequately addressed shareholder relevant concerns.
Military Business
AGAINST on defense issue proposals.
AGAINST proposals requesting reports that seek additional information on military related operations, unless the company has been unresponsive to shareholder relevant requests.
Maquiladora Standards and International Operations Policies
AGAINST on proposals relating to the Maquiladora Standards and international operating policies.
AGAINST proposals requesting reports on international operating policy issues, unless it appears the company has not adequately addressed shareholder relevant concerns.
World Debt Crisis
AGAINST on proposals dealing with Third World debt.
AGAINST proposals requesting reports on Third World debt issues, unless it appears the company has not adequately addressed shareholder relevant concerns.
Equal Employment Opportunity and Discrimination
AGAINST on proposals regarding equal employment opportunities and discrimination.
AGAINST proposals requesting reports that seek additional information about affirmative action efforts, unless it appears the company has been unresponsive to shareholder relevant requests.
Animal Rights
AGAINST on proposals that deal with animal rights.
Product Integrity and Marketing
AGAINST on ceasing production of socially questionable products.
AGAINST proposals requesting reports that seek additional information regarding product integrity and marketing issues, unless it appears the company has been unresponsive to shareholder relevant requests.
Human Resources Issues
AGAINST on proposals regarding human resources issues.
AGAINST proposals requesting reports that seek additional information regarding human resources issues, unless it appears the company has been unresponsive to shareholder relevant requests.

B-18

CORVERUS STRATEGIC EQUITY FUND

of
FundVantage Trust

Class A Shares (CVSAX)
Class I Shares (CVSEX)

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

CORVERUS STRATEGIC EQUITY FUND

Investment Objective

The Corverus Strategic Equity Fund (the “Fund”) seeks to achieve high total return (capital appreciation and income).

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 8 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)[1]	2.00%	2.00%
Redemption Fee (as a percentage of amount redeemed between 181-360 days of purchase)[1]	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) fees	0.25%	None
Other Expenses	5.57%	5.57%
Total Annual Fund Operating Expenses[2]	6.47%	6.22%
Fee Waiver and/or Expense Reimbursement[2]	(5.22)%	(5.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.25%	1.00%

[1]	The Fund charges a redemption fee of 2.00% on amounts redeemed within 180 days from purchase and 1.00% on amounts redeemed between 181 days and 360 days from purchase.

[2]	Piedmont Investment Advisors, LLC (“Piedmont” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund’s Class A and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. Class A shares have not yet commenced operations. The Example also assumes that your investment has a 5% return each year and that the Fund’s

1

total operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$887	$1,471	$2,746	$5,772
Class I	$30,600	$87,673	$218,966	$533,437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.98% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities, including preferred stock and securities convertible into common or preferred stock of large capitalization companies primarily organized or located in the United States. The Fund’s portfolio is generally comprised of 30-40 stocks based on the Adviser’s sector allocation and stock rating and valuation models.

The Adviser combines a macro outlook with a four-step security selection process to attempt to identify companies that achieve consistently strong returns relative to comparable indices. In order to do so, the Adviser combines a top-down macroeconomic sector allocation approach with a bottom-up stock selection process. The Adviser makes sector allocation decisions by evaluating which sectors and industries that it believes have the best valuation and earnings characteristics in the current phase of the business cycle. The top-down analysis consists of a review of market and economic data, such as interest rates, market volatility levels, inflation expectations and credit spreads to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Growth Investing Risk: The risk that a fund that invests in growth-oriented companies will be more volatile than the rest of the U.S. market as a whole.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

2

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Russell 1000 Index, both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2011: -2.51%

Best Quarter	Worst Quarter

14.37%	-12.73%
(September 30, 2009)	(June 30, 2010)

Corverus Strategic Equity Fund – Class I Shares		Since Inception
Average Annual Total Returns as of December 31, 2010	1 Year	(June 19, 2008)

Class I Shares Return Before Taxes	14.68%	(0.42)%
Class I Shares Return After Taxes on Distributions[1]	6.35%	(1.21)%
Class I Shares Return After Taxes on Distributions and Sale of Shares[1]	5.90%	(0.72)%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	15.06%	(0.30)%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	16.10%	(0.09)%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary. The “Class I Shares Return After Taxes on Distributions and Sale of Shares” is higher than the “Class I Shares Return Before Taxes” and/or the “Class I Shares Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

[2]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

[3]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. stocks, representing about 92% of the total capitalization of the entire U.S. stock market.

Management of the Fund

Investment Adviser

Piedmont Investment Advisors, LLC

Portfolio Managers

•	Isaac H. Green, CFA is the President and Chief Investment Officer of Piedmont and has been a Portfolio Manager for the Fund since its inception in 2008.

3

•	Sumali Sanyal, CFA is an Executive Vice President and Director of Quantitative Research and has been a member of the team managing the Fund since its inception in 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class I
Regular Accounts	Initial Investment	$2,500	$1,000,000
	Additional Investments	$100	No Minimum

Individual Retirement Accounts	Initial Investment	$2,500	Not Available
	Additional Investments	$100	Not Available

Automatic Investment Plan	Initial Investment	$1,000	Not Available
	Additional Investments	$100	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Corverus Strategic Equity Fund	Corverus Strategic Equity Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 739-1390

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (888) 739-1390 for current wire instructions.

Redemption by telephone:

Call (888) 739-1390.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to achieve high total return (capital appreciation and income). The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies. This policy may be changed upon 60 days’ written notice to shareholders. The Fund will invest in companies primarily organized or located in the United States.

The Adviser combines a macro outlook with a four-step security selection process to create a portfolio of large cap stocks that it believes exhibit attractive earnings growth and valuation characteristics. In order to do so, the Adviser combines a top-down macroeconomic sector allocation approach with a bottom-up stock selection process.

The top-down analysis consists of a review of market and economic data such as interest rates, market volatility levels, inflation expectations and credit spreads to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions.

After its top-down sector analysis is completed the Adviser uses a proprietary quantitative model to narrow the universe of large cap stocks to approximately 150 stocks. These stocks are then narrowed down to approximately 50 stocks that are selected based upon a fundamental review of a variety of security-specific characteristics including: (i) improved business outlook as evidenced by accelerating revenues and earnings; (ii) increasing returns on invested capital evidencing competent management; (iii) positive earnings revisions and earnings surprise signals; and (iv) disparate valuation based on improving fundamentals. Assuming that a stock’s fundamentals prove compelling, further fundamental analysis is conducted to assess the company’s positioning relative to: cyclical conditions, competitive environment, brand franchise and technological advantage.

From these remaining stocks, the Adviser will purchase for the Fund’s portfolio those stocks that it believes to be the most attractive 30-40 stocks based on its sector allocation and stock rating and valuation models.

The Fund will not automatically sell securities of a company it already owns just because the company’s market capitalization falls below the market capitalization of companies that qualify for inclusion in the certain comparable indices. The Adviser will usually sell a security when the security exceeds pre-determined valuation targets, the security has deteriorating fundamentals or a more attractive investment opportunity exists. The Adviser may also sell securities in anticipation of market declines, trade securities actively or sell securities in order to make cash available for new investment opportunities, which could increase the Fund’s transaction costs (thus lowering performance) and increase your taxable distributions.

Any percentage limitations with respect to the investment of the Fund’s assets are applied at the time of purchase.

Other Investment Strategies and Policies

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements, loans of portfolio securities, the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments (including options contracts). The Fund will maintain asset segregation policies to comply with the current position and the asset coverage requirements of the Securities and Exchange Commission (“SEC”) and its staff. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements, when it may not be advantageous to do so.

The Fund may invest in securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund may also hedge overall portfolio exposure through the purchase and sale of index and individual put and call options. The risks of investing in derivative instruments include interest rate, market, credit and management risks, lack of liquidity, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

The Fund may invest in shares of other investment companies, including exchange traded funds or “ETFs,” whose underlying investments are consistent with the Fund’s investment objective. As a shareholder in another investment company or ETF, the Fund would bear its pro-rata portion of another investment company’s or ETF’s expenses, including advisory fees, in addition to its own expenses.

Any percentage limitations with respect to the investment of the Fund’s assets are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all

5

or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”). Additional information about these investment strategies and practices and related risks is provided in the Fund’s SAI.

RISKS

The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI:

•	Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (888) 739-1390 and on the Fund’s website at www.corverusfunds.com.

6

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Piedmont is a registered investment adviser located at 300 West Morgan Street, Suite 1200, Durham, North Carolina 27701. In addition to serving as investment adviser to the Fund, Piedmont provides portfolio management services to individuals, pension and profit sharing plans, corporations, state or municipal government entities, endowments and foundations. As of July 31, 2011, Piedmont had approximately $3.581 billion in assets under management. Piedmont, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations. For the fiscal year ended April 30, 2011, Piedmont received no investment advisory fees in light of a contractual expense limitation in place for the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment management contracts between the Trust, on behalf of the Fund, and Piedmont is provided in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2011.

PORTFOLIO MANAGERS

Isaac H. Green, CFA, President and Chief Investment Officer of Piedmont, is the Portfolio Manager for the Fund. Mr. Green co-founded Piedmont in August 2000 and has been the portfolio manager for Piedmont’s Strategic Core Equity strategy since that time. Mr. Green worked at Loomis Sayles & Company, LLC (“Loomis Sayles”) from 1993 to 2000. In 1995, Mr. Green was made a managing partner at Loomis Sayles and served on its Board of Directors. From 1988 to 1993, Mr. Green worked at NCM Capital Management Group first as Director of Research and later became Director of Investment Management. Mr. Green received an AB from Duke University and an MBA from Columbia University.

Sumali Sanyal, CFA, Executive Vice President, Portfolio Manager, co-manages the Fund. Ms. Sanyal co-founded Piedmont in August 2000. She also serves as portfolio manager of Piedmont’s Market Plus strategy. Ms. Sanyal most recently managed Loomis Sayles’ Quantitative Research Department. She joined Loomis Sayles in 1997 as an associate in the Quantitative Research Department. Ms. Sanyal received her BS and MS in Economics from the University of Calcutta, India, and her MBA in Finance and Management Information Systems from Oakland University.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

7

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service.

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Valuation Committee. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares and Class I shares of the Fund. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares are generally offered to individuals, corporate investors and retirement plans. Class I shares are generally offered to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

8

Class A	Class I

Initial sales charge of 5.75% or less	No initial sales charge

No deferred sales charge	No deferred sales charge

Higher annual expenses than Class I shares due to distribution fee	Lower annual expenses than Class A shares due to no distribution fee

Shares representing interests in the Fund are offered continuously for sale by BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A shares or Class I shares of the Fund through certain broker-dealers, or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.

Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession
	Percentage of	Percentage of Net	as a Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

$0 – $49,999	5.75%	6.10%	5.25%

$50,000 – $99,999	4.75%	4.99%	4.25%

$100,000 – $249,999	3.75%	3.90%	3.25%

$250,000 – $499,999	3.00%	3.09%	2.50%

$500,000 – $999,999	2.00%	2.04%	1.50%

$1,000,000 or more	0%	0%	0%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity, (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated

9

differently, investors must identify to the Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

For more information on reduced sales charges, please visit the Fund’s website at www.corverusfunds.com or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.

CLASS I SHARES

Sales of the Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are only available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

10

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $2,500 with respect to Class A shares and at least $1,000,000 with respect to Class I shares. Mail the application and your check to:

Regular mail:	Overnight mail:
Corverus Strategic Equity Fund	Corverus Strategic Equity Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 739-1390

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 739-1390 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $2,500 with respect to Class A shares and at least $1,000,000 with respect to Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

Individual Retirement Account Investments

You may invest in the Funds through the following individual retirement accounts:

•	Traditional Individual Retirement Accounts (“IRAs”)

•	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)

•	Spousal IRAs

•	Roth Individual Retirement Accounts (“Roth IRAs”)

•	Coverdell Education Savings Accounts (“Education IRAs”)

•	Simplified Employee Pension Plans (“SEP IRAs”)

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 for Class A shares. Mail the slip and your check to:

Regular mail:	Overnight mail:
Corverus Strategic Equity Fund	Corverus Strategic Equity Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 739-1390

By Wire

Please call Shareholder Services toll-free at (888) 739-1390 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 for Class A shares.

11

Automatic Investment Plan

You may open an automatic investment plan account for Class A shares with a $1,000 initial purchase and a $100 monthly investment. This plan is not available for Class I shares. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (888) 739-1390 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent at (888) 739-1390.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Class I shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.75%. “Good order” means that the purchase request is complete and includes all required information.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include: brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees.The Fund may also directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries.The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above servicing fees (including networking and sub-transfer agency fees) which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide shareholder or administrative services or marketing

12

support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information about Sales Charges

Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may receive a concession up to the entire sales charge. Firms that receive a concession of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 30 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is

13

generally referred to as “market timing.” Market timing can adversely impact the ability of an Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within the first 180 days of purchase and 1.00% on shares redeemed between 181 and 360 days following their purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of up to 2.00% on proceeds redeemed within 360 days of their acquisition (see “Redemption Fee”).

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds redeemed within the first 180 days of their acquisition and 1.00% for redemptions between 181 and 360 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

14

The redemption fee will not be charged on the following transactions:

•	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

•	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

•	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund);

•	Shares acquired through the reinvestment of distributions (dividends and capital gains);

•	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

•	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

•	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders, or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail, write a letter of instruction that includes:

•	The name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
Corverus Strategic Equity Fund	Corverus Strategic Equity Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 739-1390

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

15

By Telephone

To redeem your shares by telephone, call toll-free (888) 739-1390. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee of $10.00 for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (888) 739-1390 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee on proceeds redeemed within 360 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

16

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.

Account Minimum

You must keep at least $2,000 worth of shares in your Class A account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Class I shares require a minimum balance of $500,000.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 739-1390 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 739-1390.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 739-1390.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A shares reflecting transactions made during the quarter;

17

•	monthly account statements for Class I shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 739-1390 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Dividends from the net investment income and distributions of net capital gain, if any, are declared and paid annually to you.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for

18

twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

19

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period from June 19, 2008 (commencement of operations) through April 30, 2011. Class A shares have not yet commenced operations. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (888) 739-1390 or visiting the website www.corverusfunds.com.

	Class I
	For the	For the	For the Period
	Year Ended	Year Ended	June 19, 2008*
	April 30, 2011	April 30, 2010	to April 30, 2009

Per Share Operating Performance
Net asset value, beginning of period	$9.23	$6.83	$10.00
Net investment income	0.05 [1]	0.06 [1]	0.08 [1]
Net realized and unrealized gain/loss on investments	1.00 [1]	2.40 [1]	(3.22)[1]

Net increase (decrease) in net assets resulting from operations	1.05	2.46	(3.14)

Dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.06)	(0.03)
Net realized gains	(0.56)	—	—

Total dividends and distributions to shareholders	(0.61)	(0.06)	(0.03)

Net asset value, end of period	$9.67	$9.23	$6.83

Total investment return[2]	11.88%	36.15%	(31.44)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,114	$3,760	$1,759
Ratio of expenses to average net assets	1.00%	1.00%	1.00%[3]
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	6.22%	9.84%	31.79%[3]
Ratio of net investment income to average net assets	0.51%	0.68%	1.47%[3]
Portfolio turnover rate	111.98%	134.95%	133.18%[5]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[3]	Annualized.
[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
[5]	Not annualized.

20

CORVERUS STRATEGIC EQUITY FUND
of
FundVantage Trust

(888) 739-1390

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (888) 739-1390 or on the Fund’s website at www.corverusfunds.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (888) 739-1390 or on the Fund’s website at www.corverusfunds.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Corverus Strategic Equity Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 739-1390
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Fund (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room , Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

CORVERUS STRATEGIC EQUITY FUND
OF
FUNDVANTAGE TRUST
Class A Shares (CVSAX)
Class I Shares (CVSEX)
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Corverus Strategic Equity Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Fund at (888) 739-1390 or on the Fund’s website at www.corverusfunds.com.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund is further divided into Class A and Class I Shares. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Piedmont Investment Advisors, LLC (“Piedmont” or the “Adviser”) serves as the investment adviser to the Fund.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.
The Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are substantially identical. To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible debt security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such it is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
The Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on a nationally recognized statistical ratings organization’s (an “NRSRO”) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P or Fitch) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s net asset value (“NAV”) and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of the Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by the Fund. Because of this, the Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for the Fund, the Adviser will consider whether the Fund should continue to hold the security.
In the event that the Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities and securities indexes, for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategy. If other types of financial instruments, including other types of options, futures contracts or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, is not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Fund.
The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.
Tax Risk. The Fund intends to qualify annually to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “IRC”). To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund invests in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.

ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable, or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
TAX RISK. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-

governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as the Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as the Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, the Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Fund also may invest in other types of asset-backed securities.
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for resale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the

Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Fund may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 80% to 120%.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days’ prior to its posting on the website. In addition to its schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days’ prior to its posting on the Fund’s website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the Trust’s CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund’s, or its Adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information: (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a rating or ranking agency such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch . Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holdings information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or the Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1.	Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that: (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

3.	Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);

4.	Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

5.	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

6.	Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies;

7.	Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

8.	Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;

9.	Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

10.	Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

					Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust.
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and each of its fund’s financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to: (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge by request by calling the Fund at (888) 739-1390; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011 the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of the Fund.

		Percentage
	Number of Shares Held	of Class I Shares
Name and Address of Owner	of Record or Beneficially	Owned
Maria J. Mauceri Trustee	447,967.329	91.84%
New York Life Progress- Sharing Investment Program Trust 51 Madison Avenue Room 511 New York, NY 10010
INVESTMENT ADVISORY SERVICES
Piedmont Investment Advisors, LLC is a registered investment adviser located at 300 West Morgan Street, Suite 1200, Durham, North Carolina 27701. Piedmont, founded in 2000, is a limited liability company formed under the laws of North Carolina. In addition to serving as the investment adviser to the Fund, Piedmont provides portfolio management services to individuals, corporate and municipal pension plans, charitable foundations and academic endowments. As of July 31, 2011 Piedmont had approximately $3.492 billion in assets under management.
Piedmont Asset Management, LLC, is presumed to control the Adviser as a result of an equity interest in the Adviser of greater than 25%. Isaac H. Green and IH Green Co., which Mr. Green wholly-owns, are presumed to control the Adviser as a result of IH Green Co.’s equity interest in the Adviser of greater than 25%. Rosemont Partners, II L.P, is presumed to control the Adviser as a result of its equity interest in the Adviser of greater than 25%. Piedmont Asset Management, LLC, Mr. Green, IH Green Co. and Rosemont Partners, II L.P. are “affiliated persons” of the Adviser as such term is defined under Section 2(a)(3) of the 1940 Act to the extent each is presumed to control the Adviser and, accordingly, they may be deemed to be an affiliated person of the Fund to the extent the Adviser is deemed to control the Fund.

Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with their investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of their assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.65% of the average daily net assets of the Fund. Each class of shares of the Fund pays its pro-rata portion of the advisory fee payable by the Fund. The Adviser has contractually agreed to waive a portion of its investment advisory fee and/or reimburse other operating expenses in order to limit “Total Annual Fund Operating Expenses” less any class specific expenses (such as Rule 12b-1 fees, shareholder servicing fees or transfer agency fees) to 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2012, or at an earlier date at the discretion of the Board of Trustees and effective upon ninety (90) days’ written notice to shareholders. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. For the fiscal period June 19, 2008 (commencement of operations) to April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011, Piedmont was paid advisory fees of $0, $0 and $0, respectively. In light of the contractual expense limitation of the Fund, Piedmont waived its entire advisory fee and reimbursed expenses in the amount of $212,468 for the fiscal period June 19, 2008 (commencement of operations) to April 30, 2009, waived its entire advisory fee and reimbursed expenses in the amount of $222,557 for the fiscal year ended April 30, 2010 and waived its entire advisory fee and reimbursed expenses in the amount of $218,103 for the fiscal year ended April 30, 2011.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of any officers and the Interested Trustees who are affiliated with the Adviser and the salaries of all personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
The front-end sales load reallowed to dealers as a percentage of the offering price of the Fund’s Class A shares is described in the Prospectus.

PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Mr. Green and Mrs. Sanyal, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts for the fiscal year ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Isaac Green and Sumali Sanyal, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

			Number of Accounts	Total Assets Managed
	Total Number	Total	Managed subject to a	subject to a Performance
Types of	of Accounts	Assets	Performance Based	Based Advisory Fee
Accounts	Managed	(million)	Advisory Fee	(million)
Isaac Green
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	27	$2,141	1	$315
Sumali Sanyal
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$169	0	$0
Material Conflicts of Interest. Potential conflicts of interest may arise because Piedmont engages in portfolio management activities for other clients. Piedmont uses a model portfolio management approach in which all accounts are mirrored to a selected model creating substantially equal treatment in terms of investment strategy and investment opportunity. Piedmont’s trading allocation policy is designed to the best of its ability to ensure that the allocation of trades among its client accounts is done in a manner that is fair and equitable to all clients. When consistent with client objectives, orders are aggregated if possible. If a block trade is filled in different lots with the same broker, where possible, Piedmont will arrange for these trades to be average priced to ensure that all the accounts executed at one broker receive the same price.
Compensation. Piedmont offers direct ownership, profit sharing and cash performance bonuses to all professionals. The Performance Bonus rewards the portfolio manager for having one- and three-year performance that meets or exceeds objectives for excess return for a particular strategy (i.e., all accounts in a particular strategy). The Performance Bonus is based on the information ratios generated by all strategies managed by the individual. Information ratio is a measure of value added by the manager. It is the ratio of (annualized) excess pre-tax return above the benchmark for the strategy (S&P 500 or Russell 1000) to (annualized) tracking error. The one-year performance bonus is calculated by taking half of the strategy’s realized information ratio for the past one year. The three-year performance bonus is calculated by taking 100% of the strategy’s realized information ratio for the past three years. Five-year performance bonuses will be adjusted based on how the five-year pre-tax performance compares to a peer universe. The portfolio manager is eligible to receive bonuses based upon the growth of the firm.
Ownership of Shares of the Fund. As of April 30, 2011 Isaac Green beneficially owned $100,001 to $500,000 of equity securities in the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, as amended, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009[1]
Administration and Accounting Fee	$72,463	$71,495	$73,968

[1]	The Fund commenced operations on June 19, 2008.

During the most recent fiscal year, neither the Fund nor Piedmont, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure directed the Fund’s brokerage transactions to a broker because of research services provided.

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. The Fund has made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the

Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009[1]
Brokerage Commissions Paid by the Fund	$4,168	$4,068	$6,977

[1]	The Fund commenced operations on June 19, 2008.

For the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fund held securities of the following broker-dealers, which were its regular broker-dealers as of April 30, 2011:

Value of Fund’s Aggregate
Issuer	Holdings of Issuer
Bank of America	$123,475
JP Morgan Chase & Co.	$148,298
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operations of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Class I shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Class A shares.
The Underwriter was paid the following as the aggregate commission on sales of Class A shares of the Fund for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009[1]
Class A Shares	$0	$0	$0

[1]	The Fund commenced operations on June 19, 2008.
The Underwriter retained the following in concessions on sales of Class A shares of the Fund for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009[1]
Class A Shares	$0	$0	$0

[1]	The Fund commenced operations on June 19, 2008.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Fund) on 60 days’ written notice to the Underwriter; or (ii) by the Underwriter on 60 days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriters expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Class A shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Class A shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Rule 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Fund to the Underwriter for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
Rule 12b-1 Distribution Fees	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009[1]
Class A	$0	$0	$0

[1]	The Fund commenced operations on June 19, 2008.
During the fiscal year ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution under the 12b-1 Plan:

Printing and
		Mailing of				Interest,
		Prospectuses to				Carrying or
		other Than	Compensation	Compensation	Compensation	other
		Current	to	to Broker-	to Sales	Financing
	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges
Class A	$0	$0	$0	$0	$0	$0
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A and Class I shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Dividends from the Fund’s net investment income are declared and paid annually to shareholders. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, if any, after deducting any available capital loss carryovers, are declared and paid annually.

A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S.

shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.

TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling the Trust at (888) 739-1390 or on the Fund’s website at www.corverusfunds.com.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

RiskMetrics Group	www.riskmetrics.com
APPENDIX B
Proxy Voting Policies and Procedures
Introduction
Under Rule 206(4)-6 of the Investment Advisors Act, advisors with proxy voting authority must satisfy the following four requirements:
1.	Adopt and implement written proxy voting policies and procedures which have been reasonably designed to ensure that the advisor votes client securities in the best interests of clients and which addresses how the advisor handles conflicts of interest;

2.	Disclose its proxy voting policies and procedures to clients and furnish clients with a copy these policies if requested to do so;

3.	Inform clients how they can obtain information from the advisor regarding how their securities were voted; and

4.	Retain certain records relating to the voting of proxies.
Under Rule 206(4)-6, Piedmont must vote proxies even if the advisory agreement with the client does not address the matter; the delegation of such authority is implied by the overall delegation of discretionary authority to the advisor. It is only when the advisory contract assigns proxy voting authority to the client or a third party that the advisor is relieved of its duty to vote proxies1. While Piedmont has retained the services of ISS Governance Services2 to research the various issues subject to shareholder vote and to make recommendations to Piedmont on how proxies should be voted, it is the responsibility of Piedmont to vote client proxies on behalf of clients. In this regard, Piedmont has worked with ISS to develop its proxy voting guidelines. Piedmont may vote client shares differently on the same shareholder vote to reflect the unique interests of individual clients. There is nothing in Rule 206(4)-6 that prevents an advisor from having different proxy voting guidelines for different clients.
Piedmont’s Voting Policies
In the release adopting the Rule 206(4)-6, the Commission indicates that an advisor’s proxy voting policies and procedures should address how the advisor will vote proxies when voting on particular types

[1]	In the SEC Release No. IA-2106, the Commission states that while “the duty of care requires an advisor with proxy voting authority to monitor corporate events and to vote the proxies... We do not suggest that an advisor that fails to vote every proxy would necessarily violate its fiduciary obligations. There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the advisor determines that the cost of voting the proxy exceeds the expected benefits to the client”. Likewise, in Interpretive Bulletin 94-2, the Department of Labor (DOL) states “fiduciaries have a responsibility to vote proxies on issues that may affect the value of the shares in the plan’s portfolio... The Department recognizes that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. In this regard, the Department interprets ERISA Section 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan participants and beneficiaries”.

[2]	ISS is a subsidiary of RiskMetrics Group, Inc.
Piedmont Investment Advisors, LLC
Last Updated 06/30/2009
2010 RiskMetrics Group U.S. Proxy Voting Guidelines Concise Summary

B-1

of matters, such as changes in corporate governance structures, adoption or amendments to compensation plans and matters involving social issues or corporate responsibility. The release makes clear that “procedures that merely declare that all proxies are voted in the best interests of the clients would not be sufficient to meet the rule’s requirements”. In general, Piedmont will vote proxies based on the following guidelines.
A. Routine Administrative Items
The Advisor is generally willing to vote with the recommendations of management on routine matters that are unlikely to have a material financial impact on the corporation or its shareholders. Examples of issues on which the Advisor will normally vote with management include:

1.	The election of directors;

2.	The appointment of the auditor (unless there is reason to doubt the independence of the auditor or the quality of the auditor’s past work);

3.	Name changes;

4.	The time and location of the annual meeting.

B. Antitakeover Defenses
The Advisor takes the position that poison pills should not be adopted by the issuer unless such an antitakeover defense has been approved by shareholders. This view may impact the manner in which the Advisor votes on various shareholder proposals as well as some of the more routine items discussed above.
C. Mergers and Corporate Restructuring
Piedmont evaluates the merit of a proposed transaction on a case-by-case basis. Among the factors considered by the Advisor are: (1) the price per share to be received by the target shareholders, (2) the reaction of the market to the proposed deal, and (3) management’s track record of successfully integrating past acquisitions.
D. Capital Structure
The Advisor reviews proposals to increase the number of common shares authorized for issuance on a case-by-case basis. Among the factors considered by the Advisor are: (1) the dilutive impact of the request, (2) the risks to shareholders of mot approving the proposal. Piedmont will generally vote for a proposed increase in the number of allowable shares when there is a significant risk that the company may no longer be able to operate as an ongoing concern without the issuance of additional shares.
E. Executive Compensation
The Advisor will vote against equity compensation plans that appear unreasonable and excessive.
Piedmont Investment Advisors, LLC
Last Updated 06/30/2009

B-2

F. Corporate Responsibility Issues
While there are many social, religious, political and other special interest that are worthy of public attention, Piedmont believes that the burden of social responsibility rests with management. Because the Advisor’s primary responsibility in voting proxies is to act in our client’s economic interest, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation’s shareholders.
Proxy Voting Committee
Piedmont has determined that the cost of reviewing every ISS voting recommendation outweighs any potential benefit to our clients unless the outcome of the vote may significantly impact the value of the issuer’s outstanding shares and at least one of the following conditions is met:

a.	Piedmont’s clients, in the aggregate, own at least one percent (1%) of the issuer’s outstanding shares; OR

b.	The security makes up at least three percent (3%) of the market value of any client account over which Piedmont exercises proxy voting authority.

Piedmont has appointed a Proxy Administrator to identify upcoming shareholder votes that meet one or both of these criteria. In each instance where the Advisor does not separately review the recommendation of ISS, the Advisor will always vote client proxies consistent with the recommendation of ISS. In each instance where the Advisor review the recommendation of ISS, the Advisor may vote differently from the recommendation of ISS. Before deviating from the recommendation of ISS, however, Piedmont’s Compliance department must review the matter and conclude that the decision to override the recommendation of ISS is not actually the result of a conflict of interest faced by the Advisor. Such conflicts of interest include but may not be limited to: (1) the issuer is also a client of Piedmont, (2) Piedmont is in discussions with the issuer concerning managing their assets (or their employee’s retirement assets); (3) a proponent of a proxy proposal also has a business or personal relationship with a Piedmont employees or (4) an employee of Piedmont has a material economic interest in the outcome of the shareholder vote. As part of the due diligence performed by Compliance, the attached Due Diligence Questionnaire (Appendix A) will be completed and retained for a period of not less than seven years. If after interviewing members of Piedmont’s senior management team and performing additional due diligence, Compliance determines a material conflict of interest does not exist, then Compliance will provide the Proxy Voting Committee with written authorization to override the recommendation of ISS. If, on the other hand, Compliance determines that the desire to override the ISS recommendation is the result of a conflict involving the Advisor, the Compliance department will deny the request to override the recommendation of ISS.
In addition to reviewing those ISS recommendations that meet one or both of the criteria described above, the Proxy Voting Committee performs the following functions:

1.	Periodically verifies the third party proxy voting service is indeed voting proxies on behalf of Piedmont’s clients;

Piedmont Investment Advisors, LLC
Last Updated 06/30/2009

B-3

2.	Periodically performs due diligence of ISS Governance Service to ensure the proxy voting service is making its voting recommendations based upon the interests of Piedmont’s clients and not as the result of a conflict of interest involving ISS and the issuer;

3.	Periodically Performs due diligence of ISS Governance Services in order to verify that the firm has the necessary people, processes and technology needed to make informed, impartial recommendations[3];

4.	Identifies potential conflicts of interest faced by Piedmont in the context of voting proxies on behalf of clients[4].

Reconciliations
The Proxy Administrator shall regularly reconcile the number of votes cast on behalf of the Advisor’s clients to the number of client shares held on the applicable record date in order to verify that Piedmont is fulfilling its fiduciary duty to vote proxies on behalf of clients. The Proxy Administrator will regularly provide copies of such reconciliations to the Proxy Committee for their review.
Recordkeeping
The Proxy Administrator shall maintain the following books and records:

1.	Copies of all policies and procedures required by Rule 206(4)-6,

[3]	In the Egan-Jones Proxy Services No-Action Letter dated May 27, 2004, for example, the Commission staff states: that “an investment advisor should not ... conclude that it is appropriate to follow the voting recommendations of an independent proxy voting firm without first ascertaining, among other things, whether the proxy voting firm (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of the advisor’s clients. An investment advisor could breach its fiduciary duty of care to its clients by voting its clients’ proxies based upon the proxy voting firm’s recommendations with respect to an Issuer because the proxy firm could recommend that the advisor vote the proxies in the firm’s own interests, to further its relationship with the Issuer and its business of providing corporate governance advice ... The proxy voting firm’s relationship with an Issuer thus may present a conflict of interest. Accordingly, an investment advisor should obtain information from any prospective independent third party to enable the advisor to determine that the third party is in fact independent, and can make recommendations for voting proxies in an impartial manner and in the best interest of the advisor’s clients. An investment advisor should establish and implement procedures to identify and address conflicts that can arise on an ongoing basis concerning the third party”. Such due diligence should include a review of the third party proxy voting firm’s written policies and procedures to manage its conflicts of interest.

[4]	In Release No. IA-2106, the SEC states that “an advisor could demonstrate that the vote was not a product of a conflict of interest if it voted client securities, in accordance with a pre-determined policy, based upon the recommendations of an independent third party...Other policies and procedures are also available; their effectiveness... will turn on how well they insulate the decision on how to vote client proxies from the conflict”. In the same release, the SEC states: “Clearly, an advisor’s policy of disclosing the conflict to clients and obtaining their consents before voting satisfies the requirements of the rule and, when implemented, fulfills the advisor’s fiduciary obligations under the Advisors Act. In the absence of client disclosure and consent, we believe that an advisor that has a material conflict of interest with its clients must take other steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict”.

Piedmont Investment Advisors, LLC
Last Updated 06/30/2009

B-4

2.	A copy of each proxy statement that the investment advisor receives regarding client securities. An investment advisor may satisfy this requirement by relying on a third party to make and retain, on the investment advisor’s behalf, a copy of a proxy statement (provided that the advisor

3.	has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission’s Electronic Data gathering, Analysis, and Retrieval (EDGAR) system.

4.	A record of each vote cast by the investment advisor on behalf of a client. An investment advisor may satisfy this requirement by relying on a third party to make and retain, on the investment advisor’s behalf, a record of the vote cast (provided that the advisor has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

5.	A copy of any document created by the advisor that was material to making a decision how to vote proxies of a client or that memorializes the basis for that decision.

6.	A copy of each written client request for information on how the advisor voted proxies on behalf of the client, and a copy of any written response by the investment advisor to any (written or oral) client request for information on how the advisor voted proxies on behalf of the requesting client[5].

Disclosures
The disclosures required under Rule 206(4)-6 are included on Schedule F of Piedmont’s Form ADV. These disclosures will be updated as the firm’s proxy voting procedures change.

[5]	Rule 204-2(c)-2

Piedmont Investment Advisors, LLC
Last Updated 06/30/2009

B-5

Appendix A
Due Diligence Questionnaire
ISS Override Form

Issuer:

Proposal:

Reason for Override:

Due Diligence Performed By Compliance:

Override Approved By:

Piedmont Investment Advisors, LLC
Last Updated 06/30/2009

B-6

2011 U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 3, 2011

Institutional Shareholder Services Inc.
Copyright © 2011 by ISS.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’s 2011 proxy voting guidelines can be found in the Jan. 15, 2011, edition of the U.S. Proxy Voting Manual, and in the 2011 U.S. Proxy Voting Guidelines Summary.
www.issgovernance.com

B-7

Routine/Miscellaneous
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability

2.	Board Responsiveness

3.	Director Independence

4.	Director Competence

1. Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE), for the following:
Problematic Takeover Defenses:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 2 -

B-8

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 3 -

B-9

1.11.	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

1.12.	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

1.13.	The company fails to submit one-time transfers of stock options to a shareholder vote;

1.14.	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

1.15.	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.16.	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

1.17.	Failure to replace management as appropriate; or

1.18.	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

3. Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	The full board is less than majority independent.

4. Director Competence
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 4 -

B-10

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	If the director’s total service was three meetings or fewer and the director missed only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing governance structure:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 5 -

B-11

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

Shareholder Rights & Defenses
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 6 -

B-12

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

[3]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 7 -

B-13

Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

CAPITAL/RESTRUCTURING
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized shares during the last three years

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 8 -

B-14

•	Past Board Performance:

o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions
Vote CASE —BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 9 -

B-15

appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices— dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 10 -

B-16

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:

•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):

o	In egregious situations;

o	When no MSOP item is on the ballot; or

o	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 11 -

B-17

Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

o	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 12 -

B-18

A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 13 -

B-19

Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

Shareholder Proposals on Compensation
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines;

-	A holding period requirement coupled with a significant long-term ownership requirement; or

-	A meaningful retention ratio;

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 14 -

B-20

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Social/Environmental Issues
Overall Approach
When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 15 -

B-21

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 16 -

B-22

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:

•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 17 -

B-23

Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

2011 ISS U.S. Proxy Voting Guidelines Concise Summary	- 18 -

B-24

CUTWATER HIGH YIELD FUND

Class A [ ]	Class C [ ]	Institutional Class [ ]

CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND

Class A [ ]	Class C [ ]	Institutional Class [ ]

CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND

Class A [ ]	Class C [ ]	Institutional Class [ ]

of
FundVantage Trust

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

CUTWATER HIGH YIELD FUND

Investment Objective

The Cutwater High Yield Fund (the “High Yield Fund”) seeks high total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.31%	2.06%	1.06%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$528	$799
Class C	$209	$646
Institutional Class	$1,081	$3,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Summary of Principal Investment Strategies

The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. “High yield” or “below-investment grade” securities are securities rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined by Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) to be of comparable quality. The portfolio is expected to have an average duration of between 2 and 6 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may invest in derivative instruments, including but not limited to (i) investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund’s investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund’s investment objective and strategy. Up to 20% of the Fund’s assets may be invested in derivative instruments.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection. The Adviser will look for opportunities based on the relative value of securities. The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the Adviser’s internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both. The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities to make cash available for new investment opportunities.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While

2

the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially higher return.

Performance Information

The Fund’s performance is only shown when the Fund has had a full calendar year of operations.

Management of the Fund

Investment Adviser

Cutwater Asset Management

Portfolio Managers

•	Robert T. Claiborne, CFA, Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

•	Gautam Khanna, CFA, CPA, Managing Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Institutional Class
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000
	Additional Investments	No Minimum	No Minimum	No Minimum

Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Additional Investments	$150	$150	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular mail: Cutwater High Yield Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Cutwater High Yield Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 678-6242

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (866) 678-6242 for current wire instructions.

Redemption by telephone:

Call (866) 678-6242.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND

Investment Objective

The Cutwater Multi-Sector Inflation Protection Fund (the “Multi-Sector Fund”) seeks long-term preservation of capital and protection of capital against declines in real purchasing power.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.01%	1.76%	0.76%

[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$499	$709
Class C	$179	$554
Institutional Class	$766	$2,428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

4

Summary of Principal Investment Strategies

The Multi-Sector Fund normally invests at least 80% of its assets in the following: (i) inflation protected fixed income securities and other fixed income securities; (ii) real estate-related securities; and (iii) commodity/natural resource-related securities. To gain exposure to the real estate and commodities markets the Fund will invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real estate-linked instruments, commodity-linked instruments, swap agreements, options, futures and options on futures. It is anticipated that approximately 75% of the Fund’s assets will be invested in derivative instruments. The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) and other investment companies.

None of the identified inflation-sensitive sectors provide a complete hedge against inflation; however, the Adviser believes that allocating a portfolio among fixed income, real estate-related and commodity/natural resource-related securities will provide greater protection against inflation than investing in only one of these sectors. The Adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate.

The average portfolio duration of the Fund’s fixed income investments will vary based on the Adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Commodity Risk: The Fund’s investments in commodity / natural resource-related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•	Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

5

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Industry Risk: The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (“1940 Act”).

•	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Multi-Sector Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some short-term volatility.

Performance Information

The Fund’s performance is only shown when the Fund has had a full calendar year of operations.

Management of the Fund

Investment Adviser

Cutwater Asset Management

Portfolio Managers

•	Jeffrey S. MacDonald, CFA, Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Institutional Class
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000
	Additional Investments	No Minimum	No Minimum	No Minimum

Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Additional Investments	$150	$150	Not Available

You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.

6

Purchase or redemption by mail:

Regular mail: Cutwater Multi-Sector Inflation Protection Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Cutwater Multi-Sector Inflation Protection Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 678-6242

Purchase by wire:

Please contact Shareholder Services at (866) 678-6242 for current wire instructions.

Redemption by telephone:

Call (866) 678-6242.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

7

CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND

Investment Objective

The Cutwater Municipal Bond Inflation Protection Fund (the “Municipal Fund”) seeks high after-tax inflation protected return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.01%	1.76%	0.76%

[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$499	$709
Class C	$179	$554
Institutional Class	$776	$2,428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

8

Summary of Principal Investment Strategies

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. The Adviser utilizes its Municipal Bond Inflation Protection strategy to build a portfolio of “municipal inflation protected securities” or “MIPS.” Because there are very few issuers of municipal inflation-linked securities (commonly referred to as “muni-CPI bonds”), the Adviser will attempt to synthetically create a portfolio of securities that has the economic characteristics of a portfolio of municipal inflation-linked securities by investing in investment grade municipal securities and simultaneously entering into swap agreements (or other derivative instruments) linked to a commonly used indicator of inflation (such as a consumer price index). The MIPS strategy is designed to provide tax efficient “Real Return” and a hedge against inflation. “Real Return” means total return less the estimated cost of inflation.

The Fund will primarily invest in investment-grade municipal securities (rated “Baa3” by Moody’s, “BBB-” or higher by S&P or Fitch or determined by the Adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in municipal obligations, the interest on which may be an item of tax preference for purposes of the alternative minimum tax (“AMT”). The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below “B3” by Moody’s or “B−” by S&P or Fitch. In addition, the Fund may invest in inflation-linked securities, such as Treasury Inflation Protected Securities (“TIPS”). The portfolio is expected to have an average duration of between 4 and 10 years. The Adviser will target a duration which it believes will offer the opportunity for above average returns while limiting exposure to interest rate risk.

The Fund also invests in inflation-linked derivative securities including structured notes, swap agreements, options, futures and options on futures. It is anticipated that approximately 20% of the Fund’s assets will be invested in derivative instruments.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•	Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•	Management Risk: As with any managed fund, the Fund’s investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Municipal Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be

9

diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Municipal Fund may be suitable for investors who seek tax sensitive income and an attractive inflation-protected after-tax return.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index (“Barclays Muni Bond Index”) and the Barclays Capital Global Inflation-Linked U.S. TIPS Index (Series-L) (“Barclays Global Index”), both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on November 1, 2007 and subsequently ceased investment operations on April 29, 2009 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance information is presented for periods after March 31, 2009.

Annual Total Return For Calendar Year Since Inception

Calendar Year-to-Date Total Return as of March 31, 2009: 7.55%

Best Quarter	Worst Quarter

1.98%	-5.45%
(June 30, 2008)	(September 30, 2008)

Cutwater Municipal Bond Inflation Protection Fund – Institutional Class Shares		Since Inception
Average Annual Total Returns as of December 31, 2008[1]	1 Year	(November 1, 2007)

Return Before Taxes	-8.28%	-6.49%
Return After Taxes on Distributions[2]	-9.37%	-7.58%
Return After Taxes on Distributions and Sale of Shares[2]	-5.34%	-6.08%
Barclays Muni Bond Index (reflects no deductions for fees, expenses or taxes)[3]	-2.47%	-1.74%
Barclays Global Index (reflects no deductions for fees, expenses or taxes)[4]	-7.69%	0.57%

[1]	The Fund liquidated on April 29, 2009.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are

10

not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary. The “Institutional Class Shares Return After Taxes on Distributions and Sale of Shares” is higher than the “Institutional Class Shares Return Before Taxes” and/or the “Institutional Class Shares Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

[3]	The Barclays Muni Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment grade (Baa3/BBB- or higher), with an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990 and must be at least one year from their maturity date

[4]	The Barclays Global Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding.

Management of the Fund

Investment Adviser

Cutwater Asset Management

Portfolio Managers

•	E. Gerard Berrigan, Managing Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

•	Clifford D. Corso, Chief Executive Officer and Chief Investment Officer, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

•	James B. DiChiaro, Vice President, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

•	Jeffrey S. MacDonald, CFA, Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Institutional Class
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000
	Additional Investments	No Minimum	No Minimum	No Minimum

Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Additional Investments	$150	$150	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular mail: Cutwater Municipal Bond Inflation Protection Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Cutwater Municipal Bond Inflation Protection Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 678-6242

11

Purchase by wire:

Please contact Shareholder Services at (866) 678-6242 for current wire instructions.

Redemption by telephone:

Call (866) 678-6242.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The High Yield Fund seeks high total return. Total return means current income plus capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees of FundVantage Trust (the “Trust”) without shareholder approval upon notice to shareholders.

The Multi-Sector Fund seeks long-term preservation of capital and protection of capital against declines in real purchasing power. The Fund’s investment objective may be changed by the Board of Trustees of the Trust without shareholder approval upon notice to shareholders.

The Municipal Fund seeks high after-tax inflation protected return. The Fund’s investment objective may be changed by the Board of Trustees of the Trust without shareholder approval upon notice to shareholders.

There is no guarantee that a Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

Cutwater High Yield Fund

The High Yield Fund normally will invest at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. This policy may be changed upon 60 days’ written notice to shareholders. “High yield” or “below-investment grade” securities are generally defined as securities rated lower than “Baa3” by Moody’s or “BBB-” by S&P or Fitch. The Adviser purchases securities based on their yield, potential capital appreciation or both.

The Fund may invest in derivative instruments, including but not limited to (i) investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund’s investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund’s investment objective and strategy. Up to 20% of the Fund’s assets may be invested in derivative instruments.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection. The Adviser will look for opportunities based on the relative value of securities. The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the Adviser’s internal research.

The credit investment process will be implemented within a framework which is consistent with the Adviser’s assessment of the economy and fixed income market. As part of its investment process, the Adviser evaluates factors such as monetary policy, fiscal policy, inflation, productivity and various other economic indicators. The portfolio manager’s perspective on factors such as interest rate trends, yield curve shifts, sector relative value and market volatility are a direct outcome of this investment process. The portfolio is expected to have an average duration of between 2 and 6 years.

It is anticipated that the Fund will primarily invest its assets in high yield, fixed income securities determined by the Adviser to be attractive under then-current market conditions. The Fund may also invest in equity securities, convertible securities and preferred stock which provide current income or potential for capital appreciation.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers (including emerging market debt). The Fund normally will limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to no more than 10% of its total assets.

The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities in order to make cash available for new investment opportunities.

Cutwater Multi-Sector Inflation Protection Fund

The Multi-Sector Fund invests at least 80% of its assets in the following: (i) inflation-protected fixed income securities including TIPS and other fixed income securities; (ii) real estate-related securities; and (iii) commodity/natural resource-related securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In seeking its investment objective, the Adviser allocates the Fund’s assets among three inflation-sensitive sectors: inflation-protected fixed income securities; commodity and natural resources related securities; and REITs and other real estate related investments. The Adviser will allocate the Fund’s assets among each identified inflation-sensitive sector. The Adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate, to bring the Fund back within the Adviser’s targeted asset sector allocations. The Adviser may change the sector allocations without prior

13

approval from shareholders. The following three sectors provide slightly different forms of protection against inflation:

•	TIPS and similar inflation protected securities may provide protection against realized inflation as their principal adjusts upward with realized inflation every six months; thus purchasing power is preserved as actual inflation accrues.

•	Commodities/natural resource-related securities may protect against unanticipated inflation. In theory, financial assets should price in expected inflation, whereas commodity exposure offers protection against unexpected inflation. Commodities also may provide protection against certain geopolitical events or major macroeconomic surprises.

•	Real estate-related securities may protect against an unexpected rise in rents or property value given the flexible and resetting nature of leases and land values.

Below are descriptions of the securities in which the Fund may invest:

Inflation-Protected Debt Securities. Inflation-protected securities are securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The Fund will invest in securities that have a direct relationship with inflation measures, including TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. A TIPS’ principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. The Fund may also invest in foreign currency-denominated inflation-protected securities and other fixed income securities not adjusted for inflation. Such other fixed income securities may include: U.S. Government bonds and notes; corporate bonds; mortgage-related securities; and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length.

With respect to this portion of the Fund’s portfolio, average portfolio duration will vary based on the Adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed seven years. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.

Commodity/Natural Resource-Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. Under normal conditions, the Fund will obtain exposure to the commodities markets without investing directly in physical commodities but by primarily investing in commodity-linked derivative instruments backed by short-term investment-grade debt securities. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index or other economic variable based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

Real Estate-Related Securities. Under normal conditions, the Fund will obtain exposure to the real estate sector by investing in real estate-linked derivative instruments (backed by short-term investment grade debt securities) including swap agreements, options, futures, options on futures and structured notes. The Fund may also invest in real estate companies, such as equity REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

The Fund may seek exposure to the real estate and REIT markets through investments in leveraged or unleveraged index-linked notes. “Index-linked notes” are derivative debt instruments with principal and/or coupon payments linked to the value of the performance of certain real estate-related or REIT indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in

14

the related index. These notes expose the Fund to movements in prices in the real estate and REIT markets. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in common and preferred stocks and convertible securities of issuers in real estate-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

Other Policies. In addition, the Fund may invest up to 20% of its total assets in securities rated lower than “Baa3” by Moody’s or “BBB-” by S&P or Fitch. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities in order to make cash available for new investment opportunities.

Cutwater Municipal Bond Inflation Protection Fund

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. The policy stated above may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Adviser utilizes its MIPS strategy to build a portfolio of municipal inflation protected securities. The MIPS strategy is intended to provide investors with primarily tax-free income while offering a hedge against inflation. Because there are very few issuers of municipal inflation-linked securities (commonly referred to as “muni-CPI bonds”), the Adviser will attempt to synthetically create a portfolio of securities that has the economic characteristics of a portfolio of municipal inflation-linked securities by investing in investment grade municipal securities and simultaneously entering into swap agreements (or other derivative instrument) linked to a commonly used indicator of inflation (such as a consumer price index). The MIPS strategy is designed to provide tax-efficient “Real Return” and a hedge against inflation. “Real Return” means total return less the estimated cost of inflation.

The Adviser purchases securities based on their yield, potential capital appreciation or both.

In constructing its portfolio, the Adviser shall rely on a combination of proprietary, internally generated credit research and top-down forecasts for the economy and fixed income markets. The municipal credit research will focus on detailed individual security selection and credit analysis, attempting to find relative value opportunities. External, third party credit research and related credit tools will supplement the Adviser’s internal research. The credit investment process will be implemented within a framework which is consistent with the Adviser’s forecast for the economy and fixed income market. As part of its forecasting process, the Adviser evaluates factors such as monetary policy, fiscal policy, inflation, productivity and various other economic indicators. The portfolio manager’s perspective on factors such as interest rate trends, yield curve shifts, sector relative value and market volatility are a direct outcome of this forecasting process. The portfolio will have an average duration of between 4 and 10 years.

Municipal securities are obligations issued by or on the behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which may be exempt from regular Federal income tax. The Fund will primarily invest in investment grade municipal securities rated “Baa3” by Moody’s, “BBB-” or higher by S&P or Fitch or determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its total assets in municipal obligations, the interest on which may be an item of tax preference for purposes of the AMT. For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. Although it is anticipated that the Fund will invest a majority of its assets in securities rated “Baa3” by Moody’s or “BBB-” or higher by S&P or Fitch, the Fund may invest up to 20% in securities below these ratings. In addition, the Fund may invest in inflation-linked securities, such as TIPS.

The Fund invests in derivatives, including but not limited to (i) investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund’s investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund’s investment objective and strategy. The use of derivative instruments may generate income that is not exempt from federal or state income tax and may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities in order to make cash available for new investment opportunities.

Other Investment Strategies and Policies

Consistent with their respective investment objectives and policies set forth in this prospectus and SAI of the High Yield

15

Fund, Multi-Sector Fund and Municipal Fund (each a “Fund,” and together, the “Funds”), each Fund invests in “fixed income securities” which include, but are not limited to, (i) securities issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government securities”); (ii) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock and corporate commercial paper; (iii) mortgage-backed and other asset-backed securities; (iv) inflation indexed bonds issued both by governments and corporations; (v) structured notes, including hybrid or “indexed” securities and event-linked bonds; (vi) loan participations and assignments; (vii) delayed funding loans and revolving credit facilities; (viii) bank certificates of deposit, fixed time deposits and bankers’ acceptances; (ix) repurchase agreements and reverse repurchase agreements; (x) debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; (xi) obligations of non-U.S. Governments or their subdivisions, agencies and government sponsored enterprises; and (xii) obligations of international agencies or supranational entities. Each Fund may also invest in derivative instruments based on such fixed income securities.

Each Fund may borrow to the extent permitted by the 1940 Act. At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements, derivative instruments (including options contracts, futures contracts, options on futures contracts and swap agreements) and other leveraged instruments. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked-to-market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. A Fund will maintain asset segregation policies to comply with the current position and any changes in the asset coverage requirements articulated by the Securities and Exchange Commission (“SEC”) and its staff.

A Fund may invest in fixed income securities of foreign (non-U.S.) issuers and may invest up to 20% of its total assets in emerging market fixed-income securities. Such securities may be denominated in foreign currencies and therefore the value of such securities may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. A Fund normally will attempt to hedge its exposure to foreign currency to reduce the risk of loss resulting from exchange rate fluctuations.

Investments in securities of foreign issuers are subject to special risks associated with foreign investment including, but not limited to: potentially less liquid markets; greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; taxes; higher transaction and custody costs; settlement delays; inability to enforce contracts; issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war. These risks are greater in emerging markets.

The Adviser may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Any percentage limitations with respect to the investment of a Fund’s assets or quality requirement of issues or issuers in which a Fund invests are applied at the time of purchase.

In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that a Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ SAI.

RISKS

The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•	Commodity Risk (Multi-Sector Fund): The Multi-Sector Fund’s investments in commodity / natural resource-related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

16

•	Credit Risk (All Funds): The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•	Deflation Risk (Multi-Sector Fund and Municipal Fund): Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•	Derivatives Risk (All Funds): In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. Using derivatives can increase the volatility of a Fund’s share prices. For some derivatives, it is possible for a Fund to lose more than the amount invested in the derivative instrument. The use of derivatives may involve leveraging. Leverage may accelerate or exaggerate losses that occur from a direct investment in the underlying assets.

Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding periods for a Fund’s assets and defer recognition of certain of a Fund’s losses. With respect to the Municipal Fund, the use of certain derivative instruments may generate income that is not exempt from federal or state income tax and may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if a Fund had not used such instruments.

•	High Yield Securities Risk (All Funds): High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in prices of high yield securities by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade securities. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield securities market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high profile default or just a change in the market’s psychology.

•	Interest Rate Risk (All Funds): The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates. The yield earned by a Fund will vary with changes in interest rates. The longer the average maturity of a Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a Fund’s duration, the more sensitive a Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

•	Management Risk (All Funds): As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk (All Funds): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the

17

securities markets, multiple asset classes may decline in value simultaneously.

Recent developments relating to subprime mortgages have adversely affected fixed income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less wiling to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper a Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

•	Municipal Securities Risk (Municipal Fund): The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Municipal Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress, state legislatures or referenda could extend the time for payment of principal and/or interest or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or management of such assets may not be tax-exempt. Although the municipal bonds acquired by the Fund will generally be the subject of an opinion of counsel to the effect that interest on the bonds is excludable from gross income for federal income tax purposes, there can be no assurance that the Internal Revenue Service (“IRS”) will in all cases agree. Any determination that interest on a municipal bond is not excludable from gross income will likely have an adverse affect on the value of the bond. The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

•	Non-Diversification Risk (Multi-Sector Fund): The risk that since the Multi-Sector Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Multi-Sector Fund could fluctuate in value more than an investment in a diversified fund.

•	Prepayment Risk (All Funds): The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Industry Risk (Multi-Sector Fund): The Multi-Sector Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Multi-Sector Fund invests.

Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area or a single type of property. Because REITs are not

18

diversified their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time consuming. Because of these and additional factors, REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit. Since REITs have expenses of their own, the Multi-Sector Fund will bear a proportionate share of the expenses in addition to those expenses of the Multi-Sector Fund.

•	U.S. Government Agencies Securities Risk (All Funds): Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (866) 678-6242 or on the Funds’ website at www.cutwater.com/bond-funds.aspx.

19

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cutwater is a registered investment adviser located at 113 King Street, Armonk, New York 10504. Cutwater is a wholly-owned subsidiary of Cutwater Holdings, LLC, which in turn is a wholly owned subsidiary of MBIA Inc. (“MBIA”), a publicly traded company on the New York Stock Exchange. Cutwater, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Funds in accordance with their investment objective, policies and limitations. MBIA and its affiliates, including MBIA Insurance Corp., are internationally recognized leaders in municipal credit enhancement and managing municipal assets. As of June 30, 2011, Cutwater and its affiliates had approximately $39.4 billion in assets under management. For its services as investment adviser, Cutwater is entitled to receive an annual advisory fee of 0.80%, 0.50% and 0.50% of the average daily net assets of the High Yield Fund, Multi-Sector Fund and Municipal Fund, respectively.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Cutwater and the Trust, on behalf of the Funds will be available in the Funds’ first shareholder report after commencement of operations.

PORTFOLIO MANAGERS

E. Gerard Berrigan, Managing Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Municipal Fund. Mr. Berrigan joined the firm in 1994 and is a Managing Director and Portfolio Manager. He oversees all aspects of portfolio management and trading globally and has specific analytical responsibility for the management of structured investments across all managed portfolios. Mr. Berrigan has more than 27 years of experience in securities trading and portfolio management. Prior to joining the firm, Mr. Berrigan worked at First Boston Corp. developing and implementing investment strategies for the firm’s public finance clients. He subsequently worked at the Federal National Mortgage Association as a member of the Portfolio Management and Treasury Groups where he developed and applied expertise in asset-backed and mortgage-backed securities and in portfolio hedging. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia University. He holds Series 7 and 63 licenses from the Financial Industry Regulatory Authority (“FINRA”).

Robert T. Claiborne, CFA Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the High Yield Fund. Mr. Claiborne joined the firm in 2000 and is head of credit research for Cutwater and a member of the firm’s Investment Strategy Committee. Prior to joining Cutwater, Mr. Claiborne managed various high-yield portfolios for Orion Capital Corp., a specialty property and casualty insurance company, and Northstar Investment Management Corp., where he managed $2 billion in high-yield mutual funds and $900 million in high-yield CBOs. He has over 20 years of experience in the fixed income markets and 10 years of experience in corporate banking. Mr. Claiborne is a member of the Association for Investment Management and Research (“AIMR”) and the New York Society of Security Analysts. He has a bachelor’s degree from the University of Virginia and an MBA with honors from Thunderbird, The American Graduate School of International Management. He holds the designation of Chartered Financial Analyst (“CFA”) through the CFA Institute.

Clifford D. Corso, Chief Executive Officer & Chief Investment Officer, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Municipal Fund. Mr. Corso joined the firm in 1994. He developed the firm’s fixed income asset management platform and now directs the investment of all fixed income assets under management. He was previously the co-head of fixed income at a subsidiary of Alliance Capital Management. Throughout his 27-year career, Mr. Corso has managed a wide array of fixed income products, including corporate, asset-backed, government, mortgage and derivative products. Mr. Corso has a bachelor’s degree from Yale University and a master’s degree from Columbia University. He holds his Series 7, 24 and 63 licenses from FINRA and is a member of the Fixed Income Analysts Society, Global Association of Risk Professionals (“GARP”) and the Investment Management Executive Council.

James B. DiChiaro, Vice President, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Municipal Fund. Mr. DiChiaro joined Cutwater in 1999 and is a Vice President. He currently manages Cutwater’s municipal assets under management (taxable and tax-exempt) and has extensive experience managing money-market portfolios. Mr. DiChiaro began his career at Cutwater working with the conduit group structuring medium-term notes for Meridian Funding Company and performing the treasury role for an MBIA sponsored asset-backed commercial paper conduit, Triple-A One Funding Corporation. Prior to joining Cutwater he worked for Merrill Lynch supporting their asset-backed securities trading desk. Mr. DiChiaro has a bachelor’s degree from Fordham University and a master’s degree from Pace University.

Gautam Khanna, CFA, CPA Managing Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the High Yield Fund. Mr. Khanna joined the firm in 2003. He is responsible for the

20

management of one of Cutwater’s closed-end management investment companies, along with other pooled and discretionary accounts. He is a member of the firm’s Investment Strategy Committee. He also specializes in analyzing the automotive, diversified industrials, aerospace and defense and transportation sectors. Prior to joining the firm, Mr. Khanna was a high-yield analyst with Times Square Capital Management where he focused on credit management for CBOs as well as high-yield total return accounts. He has over 17 years of combined experience in the high-yield market and in other relevant industries. Mr. Khanna is a member of the CFA Institute and the New York Society of Security Analysts. He has a bachelor’s of science degree with honors from the Rochester Institute of Technology and a master’s degree with distinction from Cornell University. He holds the designation of CFA through the CFA Institute and is a Certified Public Accountant (“CPA”).

Jeffrey S. MacDonald, CFA Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Multi-Sector and Municipal Funds. Mr. MacDonald joined the firm in 2007 as Director of Advisory Portfolio Management. From 2004 to 2007, Mr. MacDonald was a Vice President and Portfolio Manager at Hartford Investment Management Company (“HIMCO”) where he managed core, core plus, intermediate core and other broad-based fixed income styles. Prior to joining HIMCO, Mr. MacDonald held portfolio analyst and trading positions at Wellington Management Company and Fidelity Investments. Mr. MacDonald has a bachelor’s degree from Trinity College in Connecticut and a master’s degree from Boston University. He holds the designation of CFA through the CFA Institute and is a member of the New York Society of Security Analysts.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

21

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily at the close of regular trading on Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Class C shares and Institutional Class shares of each Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are generally offered to individuals, corporate investors and retirement plans. Institutional shares are generally offered to retirement plans and other

22

institutional investors. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Institutional Class

Initial sales charge of 4.00% or less	No initial sales charge	No initial sales charge

Deferred sales charge may apply[1]	Deferred sales charge of 1.00% will be charged on shares redeemed within 1 year of purchase.	No deferred sales charge

Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Institutional Class shares.	Higher annual expenses than Class A and Institutional Class shares due to higher distribution fees.	Lower annual expenses than Class A and Class C shares because no distribution or service fees.

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in a Fund are offered continuously for sale by BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A shares, Class C shares or Institutional Class shares of a Fund through certain broker-dealers or directly through the Funds’ transfer agent, as discussed below. Shares of a Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of a Fund’s shares. The minimum initial investment requirement may be waived for persons who are clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of a Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.

Front-End Sales Charge

Sales of Class A shares of a Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.00%	4.17%	3.75%

$25,000 but less than $100,000	3.75%	3.90%	3.50%

$100,000 but less than $250,000	3.50%	3.63%	3.25%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1 million	1.50%	1.52%	1.25%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the

23

shares of a Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.

Contingent Deferred Sales Charge (CDSC)

You may be subject to a CDSC if you sell Class A shares of a Fund. If you bought Class A shares without an initial sales charge because your investments in a Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 18 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the net asset value at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, a Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of a Fund. This could happen because of the way in which you originally invested in a Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of a Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. A Fund may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of a Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with a Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Funds’ transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Funds’ transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.

In order for a Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Funds’ transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide a Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.

For more information on reduced sales charges, please visit the Funds’ website at www.cutwater.com/bond-funds.aspx or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of a Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of a Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

24

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

Sales at Net Asset Value

A Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to a Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with a Fund.

CLASS C SHARES

Sales of a Fund’s Class C shares are not subject to a front-end sales charge. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase. The CDSC on Class C shares is applied to the net asset value at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class C shares, a Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class C shares of a Fund. This could happen because of the way in which you originally invested in a Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of a Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. A Fund may change or cancel these terms at any time.

Distribution Plan

The Board of Trustees, on behalf of a Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to the shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of a Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are sold without any sales charges. The minimum initial investment in Institutional Class shares of a Fund is $100,000. The Institutional Class shares of a Fund do not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares.

25

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $2,500 with respect to Class A shares or Class C shares and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing. 4400 Computer Drive Westborough, MA 01581-1722 (866) 678- 6242

The Funds will only accept checks drawn on U.S currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the the Adviser at (914) 765-3030 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (866) 678-6242 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $2,500 with respect to Class A shares or Class C shares and at least $100,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

Regular mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 678- 6242

By Wire

Call Shareholder Services toll-free at (866) 678-6242 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.

Automatic Investment Plan

You may open an automatic investment plan account for Class A and Class C shares with a $1,000 initial purchase and a $150 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds at (866) 678-6242 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $150. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Funds’ transfer agent at (866) 678-6242.

26

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Purchase Price

Class C and Institutional Class shares of a Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of a Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 4.00%. “Good order” means that the purchase request is complete and includes all required information.

Financial Intermediaries

You may purchase shares of a Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial Intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with “financial intermediaries” pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries

The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Funds’ shares in communications with a financial

27

intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Funds’ shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the Fund and the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Although a Fund may use financial firms that sell Fund shares to effect its portfolio transactions, such Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares or Class C shares of a Fund. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of a Fund, you may reinvest your redemption proceeds in Class A shares of such Fund at NAV. You, your broker or your financial adviser must notify the Funds’ transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Funds may require documentation to support your eligibility.

Rights Reserved by the Funds.

The Funds reserve the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of a Fund does not reflect the value of the underlying portfolio securities.

28

To deter market timing and to minimize harm to each Fund and its shareholders, each Fund (i) charges a redemption fee of 1% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of a Fund or the Adviser, may be disruptive to such Fund. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Funds will apply its procedures in a manner that, in the Funds’ judgment, will be uniform.

There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Funds. If a financial intermediary fails to enforce a Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. Each Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The applicable Fund’s name and your account number should accompany any redemption requests.

Redemption Fee

Each Fund charges a redemption fee of 1.00% on proceeds redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of such Fund. This redemption fee is not intended to accommodate short-term trading and each Fund will monitor the assessment of redemption fees against your account.

The 1.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

29

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with a Fund;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (866) 678-6242

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (866) 678-6242. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any

30

loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan

Once you have established an account, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (866) 678-6242 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Funds may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for shares of the following funds (to the extent a Fund has commenced operations):

Cutwater High Yield Fund
Cutwater Multi-Sector Inflation Protection Fund
Cutwater Investment Grade Bond Fund
Cutwater Municipal Bond Inflation Protection Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the

31

exchange would leave a balance of less than $2,500 in a shareholder’s Class A or Class C account or less than $100,000 in a shareholder’s Institutional class account.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus.) if you purchase or redeem shares of the Funds directly through the Funds’ transfer agent, BNY Mellon Investment Servicing.

Account Minimum

You must keep at least $2,500 worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,500 due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds. Institutional Class accounts require a minimum balance of $100,000.

Medallion Signature Guarantees

The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (866) 678-6242 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and

32

their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 678-6242.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 678-6242.

Account Statements

The Funds provide you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, within 60 days after the end of each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Funds provide the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, each Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 678-6242 or, if your shares are held through a financial institution, please contact the financial institution directly. The Funds will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Multi-Sector Fund and the Municipal Fund, declare and pay dividends from net investment income paid quarterly to you. The High Yield Fund declares dividends from net investment income daily and pays such dividends monthly to you. Any net capital gain realized by the Funds will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35%

33

(for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund has held its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of a Fund or choose to receive cash.

Special Tax Considerations for the Municipal Fund. The Municipal Fund intends to meet all the requirements necessary to ensure that it is qualified to pay “exempt-interest dividends,” which, generally, means that the Municipal Fund may pass on to its shareholders the federal tax-exempt interest received from its investment in tax-exempt securities. The amount that the Municipal Fund may elect to treat as exempt interest dividends is, in general terms, limited to the amount of tax-exempt interest it earns on municipal securities less interest and certain other expenses. If a shareholder receives an exempt interest dividend, holds its shares in the Municipal Fund for six months or less, and sells its shares in the Municipal Fund at a loss, the loss will be disallowed for federal income tax purposes to the extent of the exempt interest dividend. Exempt interest dividends may be taken into account in computing social security and railroad retirement benefits.

The Municipal Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Municipal Fund or choose to receive cash.

The Municipal Fund may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development bonds and private activity bonds or are “related persons” to such users. Such users are urged and advised to consult their tax advisors before investing in the Municipal Fund.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund.

34

Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

35

CUTWATER HIGH YIELD FUND

CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND

CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND
of
FundVantage Trust

(866) 678-6242

FOR MORE INFORMATION

For additional information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling (866) 678-6242 or on the Funds’ website at www.cutwater.com/bond-funds.aspx.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 678-6242 or on the Funds’ website at www.cutwater.com/bond-funds.aspx.

Shareholder Inquiries

Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 678-6242
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Funds (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

CUTWATER HIGH YIELD FUND

Class A	Class C	Institutional Class
[ ]	[ ]	[ ]
CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND

Class A	Class C	Institutional Class
[ ]	[ ]	[ ]
CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND

Class A	Class C	Institutional Class
[ ]	[ ]	[ ]
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Cutwater High Yield Fund (the “High Yield Fund”), Cutwater Multi-Sector Inflation Protection Fund (the “Multi-Sector Fund”) and Cutwater Municipal Bond Inflation Protection Fund (the “Municipal Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Funds’ current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling the Funds at (866) 678-6242.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established each Fund as a separate series of the Trust. Each Fund issues Class A, Class C and Institutional Class shares. Each Fund, except for the Multi-Sector Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Sector Fund is a non-diversified open-end management investment company registered under the 1940 Act. Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) serves as investment adviser to the Funds.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.
The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment grade) fixed income securities. The Multi-Sector Fund normally invests at least 80% of its assets in the following: (i) inflation protected fixed income securities; (ii) real estate-related securities; and (iii) commodity/natural resource-related securities. The Municipal Fund normally invests at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. These 80% policies may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which: (1) are not subject to prepayment ;or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Subject to the Funds’ limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry (See “Investment Limitations”), there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of a Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”`
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing their individual investment objectives, the Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment objective.
The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, such Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because such Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause such Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by such Fund. For a call option on an index, the option is covered if a Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by such Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by such Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, such Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, such Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), none of the Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as Adviser to the Funds.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement betweensuch Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, each Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by such Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting such Fund to purchase the same futures contract at a price no higher than the price of the contract written by such Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to a Fund’s daily marked-to-market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if such Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting such Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by such Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by such Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on the NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance such Fund’s portfolio such that a Fund’s duration does not exceed the maximum permitted for such Fund in the Prospectus.
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation among price movements in the hedging vehicle, the Fund or the securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Tax Risk. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “IRC”). To qualify as RICs, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is determined to not be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with each Fund’s investment objectives and general investment polices, the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs,such Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to such Fund). In connection with credit default swaps in which a Fund is the buyer, such Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to such Fund’s exposure (any accrued but unpaid net amounts owed by such Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, such Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to such Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of such Fund’s portfolio. Such segregation or “earmarking” will not limit such Fund’s exposure to loss.
In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”)

established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislation and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the IRC, may limit the Funds’ ability to use swap agreements, and, if investments in the swaps are made, may cause such Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for such Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Funds from being able to achieve their investment objectives. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While none of this regulatory or legislative activity has a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use certain instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent that a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of such Fund’s portfolio in an effort to monitor such Fund’s interest rate risk.
DOLLAR ROLLS. The Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by a Fund for delivery in the current month and such Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, such Fund’s right to repurchase the security may be restricted. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.
EVENT-LINKED EXPOSURE. The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Funds to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
Standby Commitments. Each Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.
Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, a Fund may pay a higher price for the securities acquired in consideration for the commitment.
Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. Any investments in tender option bonds by the Funds will be accounted for subject to Financial Accounting Standards Board Statement No. 140 and amendments thereto.
In selecting put bonds for the Funds, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.
Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’

notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:
(i)	When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

(ii)	If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

(iii)	If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the bond.

(iv)	The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, a Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations not yet issued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income. See “Taxation of the Funds” below for additional information related to these tax issues.
Foreign Currency Exchange-Related Securities.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
GUARANTEED INVESTMENT CONTRACTS. The Funds may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
TAX RISK. The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause the Funds to fail to qualify as RICs under the IRC. See “Taxation of the Funds” below for more information related to these restrictions.
ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).

External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in losses to such Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Funds may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
TAX RISK. The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is not determined to not be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.

LOAN PARTICIPATIONS. Each of the Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”).
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Funds may invest in loan participations with credit quality comparable to that of the issuers of each Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.
MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds. Such investments are subject to the limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-

governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Funds also may invest in other types of asset-backed securities.
MUNICIPAL SECURITIES. The Funds each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. See “Taxation of the Funds” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General obligation securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or special obligation securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond anticipation notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax anticipation notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Funds” for a summary of some of the federal income tax consequences to shareholders of a Fund investing in IDBs and PABs.
Resource Recovery Bonds. Resource recovery bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-exempt commercial paper and short-term municipal notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA.
Put Bonds. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in its Prospectus, each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on an NRSRO evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P and Fitch) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, a Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.
More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common,

preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.

Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) a Fund may at any time call the loan and obtain the return of the securities loaned; (iii) a Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a Fund. A Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by such Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.
SHORT SALES. The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments, to gain exposure to or adjust exposure to various sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires such Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, a Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to such Fund under the IRC. See “Taxation of the Funds” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
Each Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, each Fund may post information on its website about the number of securities a Fund holds, a summary schedule of investments, a Fund’s top ten holdings and a percentage breakdown of a Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Funds or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds’ policies and procedures and any applicable confidentiality agreement.
The Funds may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Funds’ or the Adviser’s employees and affiliates that provide services to the Funds. The Funds may also distribute or authorize the distribution of information about each Fund’s holdings that is not publicly available (on a website or otherwise) to each Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of a Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Funds’ Adviser and service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may a Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Funds and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Funds will not:
1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

2. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);
3. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
4. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
5. Except with respect to the Multi-Sector Fund, purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities;
6. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
9. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
For the purpose of applying the limitations set forth in (4) and (5) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-

governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None
STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.
JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.
JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.
SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in a Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in the Fund	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

		Pension or Retirement		Total
	Aggregate	Benefits Accrued as	Estimated Annual	Compensation
	Compensation	Part of the Trust’s	Benefits upon	from the Trust
Name of Trustee	from the Trust	Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available: (i) without charge by request by calling the Adviser at (866) 678- 6242; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of the date of this SAI, no person owned of record or beneficially 5% or more of the outstanding shares of any of the Funds.
INVESTMENT ADVISORY SERVICES
Cutwater Investor Services Corp. d/b/a Cutwater Asset Management, is a registered investment adviser located at 113 King Street, Armonk, New York 10504. The Adviser is a wholly-owned subsidiary of Cutwater Holdings, LLC, which in turn is a wholly owned subsidiary of MBIA Inc. (“MBIA”), a Connecticut corporation, whose common stock is publicly traded on the New York Stock Exchange under the symbol “MBI.” As of June 30, 2011, the Adviser and its affiliates had approximately $39.4 billion in assets under management.
Several affiliates of the Adviser are also engaged in the investment advisory business. Cutwater Asset Management Corp., a registered investment adviser (and a FINRA member); Cutwater Colorado Investor Services Corp. and Cutwater Asset Management UK Limited, an investment management subsidiary based in London and registered with the Financial Services Authority in the UK, provide investment management services to selected clients. These entities are all subsidiaries of Cutwater Holdings, LLC.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of the Funds (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.80%, 0.50% and 0.50% of the average daily net assets of the High Yield Fund, Multi-Sector Fund and Municipal Fund, respectively. Each class of shares of the Funds pays its respective pro-rata portion of the advisory fee payable by the Fund. The table below sets forth the advisory fees paid by the Municipal Fund, as well as any fee waiver, for the fiscal period ended April 30, 2008 and the period ended April 29, 2009:

	Period	Fiscal Period
	Ended April 29, 2009[2]	Ended April 30, 2008[1]
Gross Advisory Fee	$98,387	$49,447
Fee Waiver	$(98,387)	$(49,447)
Net Advisory Fee	$0	$0

[1]	The Municipal Fund commenced operations on November 1, 2007.

[2]	The Municipal Fund liquidated and ceased investment operations on April 29, 2009.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for each Fund relating to research, statistical and investment activities are paid by the Adviser.
The front-end sales charge re-allowed to dealers as a percentage of the offering price of a Fund’s Class A shares is described in the Funds’ Prospectus.
PORTFOLIO MANAGERS
The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by E. Gerard Berrigan, Robert T. Claiborne, Gautam Khanna, Clifford D. Corso, James B. DiChiaro and Jeffrey S. MacDonald who are portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the funds for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.
Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by E. Gerard Berrigan, Robert T. Claiborne, Gautam Khanna, Clifford D. Corso, James B. DiChiaro and Jeffrey S. MacDonald, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011.

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
E. Gerard Berrigan
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	8	$9,004.37	1	$40.99
Robert T. Claiborne
Registered Investment Companies:	1	$215.51	0	$0
Other Pooled Investment Vehicles:	1	$41.32	0	$0
Other Accounts:	0	$0	0	$0
Gautam Khanna
Registered Investment Companies:	1	$215.51	0	$0
Other Pooled Investment Vehicles:	1	$41.32	0	$0
Other Accounts:	0	$0	0	$0
Clifford D. Corso
Registered Investment Companies:	2	$375.60	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	8	$9,004.37	1	$40.99
James B. DiChiaro
Registered Investment Companies:	1	$160.09	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	4	$927.90	0	$0
Jeffrey S. MacDonald
Registered Investment Companies:	1	$160.09	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	1	$30.23	0	$0

Material Conflicts of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type that the Fund invests in (i.e., fixed income securities, municipal obligations). These include certain managed accounts which are affiliates of the Adviser. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. The Adviser compensates the Funds’ portfolio managers for their management of the Funds. Compensation is comprised of a fixed base salary and a discretionary cash or non-cash performance bonus that is based on the overall success of the firm and the individual’s responsibility and his/her performance versus expectations, which are reviewed annually. That evaluation includes the professional’s own self-assessment of his/her work during the year relative to his/her responsibilities and also includes supervisor evaluation. The Adviser’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards. The Adviser has a 401(k) plan with matching funds for employee contributions up to 5%. The Adviser also contributes an additional fixed percentage of the employee’s total compensation (base salary plus cash bonus) to a retirement plan. Additionally, there is a long-term incentive plan in which employees are eligible for participation at the Vice President level and above. Compensation of the Funds’ portfolio managers is not related to a Fund’s performance nor is such compensation based on the value of the assets held by the Funds.
Ownership of Securities. As of April 30, 2011, no portfolio manager beneficially owned equity securities in the Funds.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, as amended, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Municipal Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2008 and the period ended April 29, 2009:

	Period Ended	Fiscal Period
	April 29, 2009[2]	Ended April 30, 2008[1]
Gross Administration and Accounting Fee	$70,000	$35,000
Fee Waiver	$0	$(11,667)
Net Administration and Accounting Fee	$70,000	$23,333

[1]	The Municipal Fund commenced operations on November 1, 2007.

[2]	The Municipal Fund liquidated and ceased investment operations on April 29, 2009.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Funds.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), located at One Wall Street, New York, New York 10286, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of a Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Funds invest in securities traded in the over-the-counter markets, and each Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a

Fund are prohibited from dealing with a Fund as principal in the purchase and sale of securities. However, affiliated persons of a Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
For the fiscal periods ended April 30, 2008 and April 29, 2009, the Municipal Fund paid no brokerage commissions.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc., the Underwriter, located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationship, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A and Class C shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of each Fund’s Institutional Class shares. The Trustees of the Trust, including a majority of the Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Funds and the shareholders of the Funds’ Class A and Class C shares.

The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Funds who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the Class A and Class C shares of each Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A and Class C shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of each Fund: Class A, Class C and Institutional Class shares. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A and Class C shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A and Class C shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.

The Funds do not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Funds are open for business. The Funds are open for business on days when the Exchange is open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. Each of the Multi-Sector Fund and the Municipal Fund ordinarily declares and pays dividends from net investment income quarterly. The High Yield Fund declares and pays dividends from net investment income monthly. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.

TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.

In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
MUNICIPAL BONDS. The Municipal Fund intends to invest at least 50% of its total assets in tax-exempt or municipal bonds at the end of each calendar quarter so that dividends derived from its net interest income on tax-exempt or municipal bonds and so designated by it will be “exempt-interest dividends,” which are generally exempt from federal income tax when received by a shareholder. A portion of the distributions paid by the Municipal Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). Exempt-interest dividends allocable to interest from certain “private activity bonds” will not be tax-exempt for purposes of the regular income tax to shareholders who are “substantial users” of the facilities financed by such obligations or “related persons” of “substantial users.” Any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends may increase alternative minimum taxable income for purposes of determining a shareholder’s liability for the alternative minimum tax. Shareholders are urged and advised to consult their own tax advisers regarding the consequences, if any, that distributions from the Fund will have on their potential alternative minimum tax computation.
The tax-exempt portion of the dividends paid for a calendar year constituting “exempt-interest dividends” will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Municipal Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Municipal Fund while the investor was a shareholder. The Municipal Fund will furnish a statement notifying its shareholders of the portion of the dividends paid with respect to a taxable year that constitute exempt-interest dividends.
Under the IRC, all or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Municipal Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Municipal Fund’s total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. A shareholder’s ability to deduct interest not limited under this rule may still be limited by other provisions of the IRC. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.
Shareholders of the Municipal Fund receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Municipal Fund). The tax may be imposed on up to 50% of a recipient’s social security or railroad retirement benefits in cases where the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s social security or railroad retirement benefits, exceeds a base amount. In addition, up to 85% of a recipient’s social security or railroad retirement benefits may be subject to tax if the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s social security or railroad retirement benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits are urged and advised to consult with their own tax advisors.
TAX CREDIT BONDS. If a Fund invests in Build America Bonds, created by the American Recovery and Reinvestment Act of 2009, or any other qualified tax credit bonds, the investment will result in taxable income to such Fund. The applicable Fund may elect to pass through to shareholders the applicable interest income and available tax credits, in which case shareholders will be required to report both the interest income and tax credits as taxable income. Shareholders may be able to claim the tax credits on their federal tax returns against their income tax, including alternative minimum tax, liability. However, such tax credits are generally not refundable. There is no assurance that a Fund will elect to pass through any such income and credits.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. As described above, the Municipal Fund intends to invest in sufficient tax-exempt or municipal bonds so that it will qualify to pay “exempt-interest dividends” to shareholders. Except for exempt interest dividends paid by the Municipal Fund, distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. With respect to distributions from the Municipal Fund, since certain of such Fund’s expenses attributable to earning tax-exempt income do not reduce current earnings and profits, it is possible that distributions, if any, in excess of such Fund’s net tax-exempt and taxable income will be treated as taxable dividends to the extent of its remaining earnings and profits (i.e., the amount of such expenses).
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.

BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.
Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Municipal Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2008 (the “Annual Report”) and the unaudited financial statements and notes thereto in the Municipal Fund’s Semi-Annual Report to Shareholders for the six months ended October 31, 2008 (the “Semi-Annual Report”) are incorporated by reference into this SAI. The 2008 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein. Copies of the Annual Report and Semi-Annual Report may be obtained at no charge by calling the Funds at (866) 678-6242. The Municipal Fund commenced operations on November 1, 2007 and subsequently ceased investment operations on April 29, 2009 due to the redemption of all shareholder positions. The Municipal Fund currently has no assets and no shareholders, and, therefore, no financial statements are available for fiscal periods after October 31, 2008. The High Yield Fund and the Multi-Sector Fund have not yet commenced operations.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
CUTWATER INVESTOR SERVICES CORP.
Introduction
     This Proxy Voting Policy (“Policy”) for Cutwater reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan’s participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.
     Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. Cutwater will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, Cutwater will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, Cutwater will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.
     Registered investment companies that are advised by Cutwater as well as certain of our advisory clients: may participate in securities lending programs. If Cutwater is aware that a material event will occur affecting an investment on loan, Cutwater will be obligated to call such loan in time to vote the proxies; however, with respect to other voting matters involving securities on loan, Cutwater would generally not vote with respect to such securities.
     Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy, proposals that would change the existing status of a corporation will be reviewed carefully and supported only y when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that, our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.
     Additionally, situations may arise that involve an actual or-perceived conflict of interest. For example, we may manage- assets of a pension plan of a company whose management is

B-1

soliciting proxies, or a Cutwater employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. In all cases, the manner in which we vote proxies must be based on our clients’ best interests and not the product of the conflict.
     In furtherance of Cutwater’s goal to make proxy recommendations in the best interests of clients, Cutwater follows procedures designed to identify and address material conflicts that may arise between Cutwater’s interests and those of its clients before making voting recommendations.
Procedures for Identifying Conflicts of Interest
     Cutwater will monitor the potential for conflicts of interest on the part of Cutwater with respect to proxy voting recommendations or directions both as a result of personal relationships, significant client relationships (those accounting for greater than 15% of annual revenues) or special circumstances that may arise during the conduct of Cutwater’s or its affiliates’ business.
Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

A.	The Proxy Voting Portfolio Manager will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence Cutwater’s decision-making. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy or any executive officer of that issuer has a client relationship with Cutwater or its affiliates, particularly MBIA, Inc., of the type described above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. The Proxy Voting Portfolio Manager shall maintain a written record of all materiality determinations, which will be reviewed periodically by the CCO or his designee.

B.	If it is determined that a conflict of interest is not material, Cutwater may give the directions or make the recommendations concerning the proxies, notwithstanding the existence of the conflict.

C.	If it is determined that a conflict of interest is material, one or more methods may be used to resolve the conflict, including:

•	disclosing the conflict to the client and obtaining its consent before voting;

•	suggesting to the client that it engage another party to make a recommendation;

•	engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•	such other method as is deemed appropriate under the circumstances given the nature of the conflict.

B-2

     Cutwater shall maintain a written record of the method used to resolve a material conflict of interest.
Recordkeeping
Cutwater shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each recommendation;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by Cutwater that were material to a proxy voting recommendation or that memorialized the basis for that recommendation; and

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the time the last entry was made on such record, the first two years in Cutwater’s office.
     This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefore recorded in writing.
     The provisions of this Policy will be deemed applicable to decisions similar to voting proxies, such as tendering of securities, voting consents to corporate actions, and solicitations with respect to fixed income securities, where Cutwater may exercise voting authority on behalf of clients.
     Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:
A.	Social Issues,

B.	Financial/Corporate Issues, and

C.	Shareholder Rights.
     Finally, Section III of the Policy describes the procedures to be followed casting: a vote pursuant to these guidelines.
     This Proxy Voting Policy will be reviewed at least annually.

B-3

SECTION I
ROUTINE MATTERS
     Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:
1.	They do not measurably change the structure, management control, or operation of the corporation.

2.	They are consistent with industry standards as well as the corporate laws of the state of incorporation.
Voting Recommendation
Cutwater will normally support the following routine proposals:
1.	To increase authorized common shares.

2.	To -increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.	To elect or re-elect directors.

4	To appoint or elect auditors.

5.	To approve indemnification of directors and limitation of directors’ liability.

6.	To establish compensation levels.

7.	To establish employee stock purchase or ownership plans.

8.	To set time and location of annual meeting.

B-4

SECTION II
NON-ROUTINE PROPOSALS
A. Social Issues
Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation’s internally adopted policies are ill advised or misguided.
Voting Recommendation
If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:
1.	To enforce restrictive energy policies.

2.	To place arbitrary restrictions on military contracting.

3.	To bar or place arbitrary restrictions on trade with other countries.

4.	To restrict the marketing of controversial products.

5.	To limit corporate political activities.

6.	‘To bar or restrict charitable contributions.

7.	To enforce a general policy regarding human rights based on arbitrary parameters.

8.	To enforce a general policy regarding employment practices based -on arbitrary parameters.

9.	To enforce a general policy regarding animal rights based on arbitrary parameters.

10.	To place arbitrary restrictions on environmental practices.

B-5

B. Financial/Corporate Issues
     Proposals in this category are usually offered by management and seek to change a corporation’s legal, business or financial structure.
Voting, Recommendation
We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:
1.	To change the state of incorporation.

2.	To approve mergers, acquisitions or dissolution.

3.	To institute indenture changes.

4.	To change capitalization.

C.	Shareholder Rights
     Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.
     We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.
Voting Recommendation
We will generally vote in favor of the following management proposals:
1.	To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.	To institute staggered board of directors.

3.	To require shareholder approval of not more than 66 2/3% for a proposed amendment to the corporation’s by-laws.

4.	To eliminate cumulative voting.

5.	To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company’s ability to make greenmail payments.

B-6

6.	To create a dividend reinvestment program.

7.	To eliminate preemptive rights.

8.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).
We will generally vote against the following management proposals:
1.	To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation’s by-laws (“super-majority provisions”).

2.	To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula (“fair price amendments”).

3.	To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.	To prohibit replacement of existing members of the board of directors.

5.	To eliminate shareholder action by written consent without a shareholder meeting.

6.	To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7.	To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known. as a “poison pill”).

8.	To limit the ability of shareholders to nominate directors.

We will generally vote in favor of the following shareholder proposals:
1.	To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2.	To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3.	To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

B-7

5.	To permit shareholders to participate in formulating management’s proxy and the opportunity to discuss and evaluate management’s director nominees, and/or to nominate shareholder nominees to the board

6.	To require that the board’s audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7.	To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

8.	To create a dividend reinvestment program.

9.	To recommend that votes to “abstain” not be considered votes “cast” at an annual meeting or special meeting, unless required by state, law.

10.	To require that “golden parachutes” be submitted for shareholder ratification.
We will generally vote against the following shareholder proposals:
1.	To restore preemptive rights.

2,	To restore cumulative voting.

3.	To require annual election of directors or to specify tenure.

4.	To eliminate a staggered board of directors.

5.	To require confidential voting.

6.	To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the .board.

7.	To dock director pay for failing to attend .board meetings.

B-8

SECTION III
VOTING PROCESS
     Cutwater will designate a portfolio manager (the Proxy Voting Portfolio Manager), who is responsible for voting proxies for all advisory accounts and who will generally vote proxies in accordance with these guidelines. Where Cutwater is serving as investment adviser or sub-adviser for a registered investment company (the “Fund”), the Proxy Voting Portfolio Manager will be a portfolio manager for the Fund. In circumstances in which 1) the subject matter of the vote is not covered by these guidelines, 2) a material conflict of interest is present or, 3) we believe it may be necessary, in the best interests of shareholders, to vote contrary to our general guidelines, the Proxy Voting Portfolio Manager will discuss the matter with the CEO and Chief Investment Officer of Cutwater, who will be responsible for making the definitive determination as to how the proxy matter will be voted. The CEO/Chief investment officer may consult with the General Counsel, the CCO, or other investment personnel in making this determination.
Any questions regarding this Policy may be directed to the General Counsel of Cutwater.
Reapproved: December 2010

B-9

CUTWATER INVESTMENT GRADE BOND FUND

of
FundVantage Trust

Class A CWBNX	Class C CIGTX	Institutional Class CWBIX

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

CUTWATER INVESTMENT GRADE BOND FUND

Investment Objective

The Cutwater Investment Grade Bond Fund (the “Fund”) seeks high total return consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 11 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	1.17%	1.92%	0.92%
Fee Waiver and/or Expense Reimbursement[2]	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.10%	1.85%	0.85%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

[2]	Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until: (i) August 31, 2012; (ii) upon the termination of the Adviser as investment adviser to the Fund; or (iii) unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$508	$750
Class C	$188	$596
Institutional Class	$868	$2,863

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 2, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 106.84% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in a diversified portfolio of investment-grade fixed income securities. Investment-grade, fixed income securities are securities rated “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or higher, or determined by the Adviser to be of comparable quality. The portfolio is expected to have an average duration of between 3 and 8 years; however, the Fund’s duration may be lengthened or shortened beyond this range depending on market conditions. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may also invest up to 20% of its total assets in: “below-investment grade” or “high yield” fixed-income securities (also called “high yield bonds” or “junk bonds”), which are securities rated lower than “Baa3” by Moody’s or “BBB-” by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in derivative instruments, including but not limited to currency futures, interest rate futures, credit default swaps and index total return swaps.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection. The Adviser will look for opportunities based on the relative value of securities. The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the Adviser’s internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both. The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities to make cash available for new investment opportunities.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

2

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Fund may be suitable for investors who want both preservation of capital and a long-term total rate of return that seeks to equal or exceed the U.S. broad bond market.

Performance Information

The Fund’s performance is only shown when the Fund has had a full calendar year of operations.

Management of the Fund

Investment Adviser

Cutwater Asset Management

Portfolio Managers

•	E. Gerard Berrigan, Managing Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception in 2010.

•	Jason Celente, CFA, Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception in 2010.

•	Clifford D. Corso, Chief Executive Officer and Chief Investment Officer, has been a member of the team responsible for the day-to-day management of the Fund since its inception in 2010.

•	Gautam Khanna, CFA, CPA, Managing Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception in 2010.

•	Jeffrey S. MacDonald, CFA, Director, has been a member of the team responsible for the day-to-day management of the Fund since its inception in 2010.

3

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Institutional Class
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000
	Additional Investments	No Minimum	No Minimum	No Minimum

Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Additional Investments	$150	$150	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular mail:	Overnight mail:
Cutwater Investment Grade Bond Fund	Cutwater Investment Grade Bond Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 678-6242

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (866) 678-6242 for current wire instructions.

Redemption by telephone:

Call (866) 678-6242.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks high total return consistent with preservation of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

The Fund will invest at least 80% of its total assets in a diversified portfolio of investment-grade fixed income securities. Investment-grade, fixed income securities are securities rated “Baa3” by Moody’s or “BBB-” by S&P or Fitch or higher, or determined by the Adviser to be of comparable quality. This policy may be changed upon 60 days’ written notice to shareholders.

The Fund invests in “fixed-income securities” which include, but are not limited to, (i) securities issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government securities”); (ii) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock and corporate commercial paper; (iii) mortgage-backed and other asset-backed securities; (iv) inflation indexed bonds issued both by governments and corporations; (v) structured notes, including hybrid or “indexed” securities and event-linked bonds; (vi) loan participations and assignments; (vii) delayed funding loans and revolving credit facilities; (viii) bank certificates of deposit, fixed time deposits and bankers’ acceptances; (ix) repurchase agreements and reverse repurchase agreements; (x) debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; (xi) obligations of non-U.S. Governments or their subdivisions, agencies and government sponsored enterprises; and (xii) obligations of international agencies or supranational entities.

Other Investment Strategies and Policies

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).

The Fund may invest in fixed-income securities of foreign (non-U.S.) issuers and may invest up to 20% of its total assets in emerging market fixed-income securities. Such securities may be denominated in foreign currencies and therefore the value of such securities may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund also may invest directly in foreign currencies. The Fund may attempt to hedge its exposure to foreign currencies to reduce the risk of loss resulting from exchange rate fluctuations.

Investments in securities of foreign issuers are subject to special risks associated with foreign investment including, but not limited to: potentially less liquid markets; greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; taxes; higher transaction and custody costs; settlement delays; inability to enforce contracts; issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war. These risks are greater in emerging markets.

The Adviser may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Any percentage limitations with respect to the investment of the Fund’s assets or quality requirement of issues or issuers in which the Fund invests are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s SAI.

RISKS

The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also

5

affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•	Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. Using derivatives can increase the volatility of the Fund’s share prices. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. The use of derivatives may involve leveraging. Leverage may accelerate or exaggerate losses that occur from a direct investment in the underlying assets. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods for the Fund’s assets and defer recognition of certain of the Fund’s losses.

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield securities prices by lessening the ability of securities’ issuers to make principal and interest payments. These securities are often thinly traded and can be more difficult to sell and value accurately than investment grade securities. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield securities market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high profile default or just a change in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Recent developments relating to subprime mortgages have adversely affected fixed income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell

6

the debt securities in which it invests or to find and purchase suitable debt instruments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	U.S. Government Agencies Securities Risk: Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (866) 678-6242 or on the Fund’s website at www.cutwater.com/bond-funds.aspx.

7

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Cutwater is a registered investment adviser located at 113 King Street, Armonk, New York 10504. Cutwater is a wholly-owned subsidiary of Cutwater Holdings, LLC, which in turn is a wholly owned subsidiary of MBIA Inc. (“MBIA”), a publicly traded company on the New York Stock Exchange. Cutwater, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. MBIA and its affiliates, including MBIA Insurance Corp., are internationally recognized leaders in municipal credit enhancement and managing municipal assets. As of June 30, 2011, Cutwater and its affiliates had approximately $39.4 billion in assets under management.

For its services as investment adviser, Cutwater is entitled to receive an annual advisory fee of 0.50% of the average daily net assets of the Fund. The Adviser has agreed that from commencement of operations through August 31, 2012, the Adviser will reduce its compensation and/or reimburse certain expenses for each Fund, to the extent necessary to ensure that total annual operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), interest extraordinary items and brokerage commissions, do not exceed 0.85% of the Fund’s average daily net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Cutwater and the Trust, on behalf of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2011.

PORTFOLIO MANAGERS

E. Gerard Berrigan, Managing Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Fund. Mr. Berrigan joined the firm in 1994 and is a Managing Director and Portfolio Manager. He oversees all aspects of portfolio management and trading globally and has specific analytical responsibility for the management of structured investments across all managed portfolios. Mr. Berrigan has more than 27 years of experience in securities trading and portfolio management. Prior to joining the firm, Mr. Berrigan worked at First Boston Corp. developing and implementing investment strategies for the firm’s public finance clients. He subsequently worked at the Federal National Mortgage Association as a member of the Portfolio Management and Treasury Groups where he developed and applied expertise in asset-backed and mortgage-backed securities and in portfolio hedging. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia University. He holds Series 7 and 63 licenses from the Financial Industry Regulatory Authority (“FINRA”).

Jason Celente, CFA, Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Fund. Mr. Celente joined the firm in 1997 and is a Director and Portfolio Manager for Cutwater’s third-party client portfolios. Mr. Celente specializes in trading government sponsored agency and high quality corporate credit sectors of the fixed income markets. Prior to these roles, Mr. Celente was an investment accountant for Cutwater’s asset-liability portfolios and short-term mutual funds. He has a bachelor’s degree from Colgate University and a master’s degree from New York University. He holds his Series 7 and 63 licenses from FINRA.

Clifford D. Corso, Chief Executive Officer & Chief Investment Officer, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Fund. Mr. Corso joined the firm in 1994. He developed the firm’s fixed income asset management platform and now directs the investment of all fixed income assets under management. He was previously the co-head of fixed income at a subsidiary of Alliance Capital Management. Throughout his 27-year career, Mr. Corso has managed a wide array of fixed income products, including corporate, asset-backed, government, mortgage and derivative products. Mr. Corso has a bachelor’s degree from Yale University and a master’s degree from Columbia University. He holds his Series 7, 24 and 63 licenses from FINRA and is a member of the Fixed Income Analysts Society, Global Association of Risk Professionals (“GARP”) and the Investment Management Executive Council.

Gautam Khanna, CFA, CPA Managing Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Fund. Mr. Khanna joined the firm in 2003. He is responsible for the management of one of Cutwater’s closed-end management investment companies, along with other pooled and discretionary accounts. He is a member of the firm’s Investment Strategy Committee. He also specializes in analyzing the automotive, diversified industrials, aerospace and defense and transportation sectors. Prior to joining the firm, Mr. Khanna was a high-yield analyst with Times Square Capital Management where he focused on credit management for CBOs as well as high-yield total return accounts. He has over 17 years of combined experience in the high-yield market and in other relevant industries. Mr. Khanna is a member of the CFA Institute and the New York Society of Security Analysts. He has a bachelor’s of science degree with honors from the Rochester Institute of Technology and a master’s degree with distinction from Cornell University. He holds the designation of CFA through the CFA Institute and is a Certified Public Accountant (“CPA”).

8

Jeffrey S. MacDonald, CFA Director, is a member of the investment management team at Cutwater responsible for the day-to-day management of the Fund. Mr. MacDonald joined the firm in 2007 as Director of Advisory Portfolio Management. From 2004 to 2007, Mr. MacDonald was a Vice President and Portfolio Manager at Hartford Investment Management Company (“HIMCO”) where he managed core, core plus, intermediate core and other broad-based fixed income styles. Prior to joining HIMCO, Mr. MacDonald held portfolio analyst and trading positions at Wellington Management Company and Fidelity Investments. Mr. MacDonald has a bachelor’s degree from Trinity College in Connecticut and a master’s degree from Boston University. He holds the designation of CFA through the CFA Institute and is a member of the New York Society of Security Analysts.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

Prior Performance of the Investment Adviser

Shown on the opposite page is performance information for the Cutwater Core Fixed Income Composite (the “Composite”). The Composite includes separately managed accounts that are managed with the same investment objective as the Fund, and are subject to substantially similar investment policies and techniques as those used by the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.

The Composite for which results are reported is “gross” and “net” of fees (after deduction of management fees). Gross of fee performance includes reinvestment of dividends and transaction costs, but does not include deduction of investment management fees. Net of fee performance returns are calculated by deducting the highest management fee paid by any account in the composite from the monthly gross composite return.

The Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, to the extent that operating expenses incurred by the separate accounts are lower than the expected operating expenses of the Fund, the performance results of the Composite would be greater than what Fund performance would have been.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

9

Historical Performance Composite

				Annual Performance Results
	Total Firm Assets	Composite Assets				Barclays Capital
	U.S. Dollars	U.S. Dollars	Number of	Composite		U.S. Aggregate	Composite
Year End	(in millions)	(in millions)	Accounts	Gross	Net	Index	Dispersion

2010	40,730	234	10	7.49%	7.17%	6.54%	0.59%
2009	42,088	125	7	10.39%	10.08%	5.93%	1.51%
2008	43,623	119	7	4.44%	4.11%	5.24%	0.77%
2007	63,341	117	7	7.52%	7.19%	6.97%	0.15%
2006	63,937	105	7	4.60%	4.36%	4.33%	1.83%
2005	48,716	88	3	2.54%	2.30%	2.43%	0.00%

	Average Annualized Returns
	of Composite
			Barclays Capital
			U.S. Aggregate
	Gross	Net	Index

1 Year	7.49%	7.17%	6.54%
3 Years[1]	7.41%	7.09%	5.90%
5 Years[1]	6.87%	6.56%	5.80%

[1]	Annualized

The inception date of the composite is January 1, 2005.

Calendar month-end valuations are used to calculate portfolio returns, composite returns, and composite dispersion. Composite dispersion is measured by the standard deviation of equal-weighted annual portfolio gross returns represented within the composite for the full year. All performance is presented in US dollars.

The Composite performance information is calculated in accordance with GIPS®, created and administered by the CFA Institute. This method of calculating performance differs from the Securities and Exchange Commission’s (“SEC”) standardized methodology used to calculate mutual fund performance and may result in an average annual total return that may be higher than that derived from the SEC’s standardized methodology.

Additional information regarding Cutwater’s policies and procedures for calculating and reporting performance results and a complete list and description of composites are available upon request.

10

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Class C shares and Institutional Class shares of the Fund. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are generally offered to individuals, corporate investors and retirement plans. Institutional Class shares are generally offered to retirement plans and other

11

institutional investors. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Institutional Class

Initial sales charge of 4.00% or less	No initial sales charge	No initial sales charge

Deferred sales charge may apply[1]	Deferred sales charge of 1.00% will be charged on shares redeemed within 1 year of purchase.	No deferred sales charge

Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Institutional Class shares.	Higher annual expenses than Class A and Institutional Class shares due to higher distribution fees.	Lower annual expenses than Class A and Class C shares because no distribution or service fees.

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in the Fund are offered continuously for sale by the BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A shares, Class C shares or Institutional Class shares of the Fund through certain broker-dealers or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The minimum initial investment requirement may be waived for persons who are clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.

Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.00%	4.17%	3.75%

$25,000 but less than $100,000	3.75%	3.90%	3.50%

$100,000 but less than $250,000	3.50%	3.63%	3.25%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1 million	1.50%	1.52%	1.25%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the

12

shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.

Contingent Deferred Sales Charge (CDSC)

You may be subject to a CDSC if you sell Class A shares of the Fund. If you bought Class A shares without an initial sales charge because your investments in the Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 18 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.

For more information on reduced sales charges, please visit the Fund’s website at www.cutwater.com/bond-funds.aspx or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

13

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.

CLASS C SHARES

Sales of the Fund’s Class C shares are not subject to a front-end sales charge. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase. The CDSC on Class C shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class C shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to the shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of the Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are sold without any sales charges. The minimum initial investment in Institutional Class shares of the Fund is $100,000. The Institutional Class shares of the Fund do not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares.

14

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $2,500 with respect to Class A shares or Class C shares and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular mail: Cutwater Investment Grade Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Cutwater Investment Grade Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing. 4400 Computer Drive Westborough, MA 01581-1722 (866) 678- 6242

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser at (914) 765-3030 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (866) 678-6242 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $2,500 with respect to Class A shares or Class C shares and at least $100,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

Regular mail: Cutwater Investment Grade Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Cutwater Investment Grade Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing. 4400 Computer Drive Westborough, MA 01581-1722 (866) 678- 6242

By Wire

Call Shareholder Services toll-free at (866) 678-6242 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.

Automatic Investment Plan

You may open an automatic investment plan account for Class A and Class C shares with a $1,000 initial purchase and a $150 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (866) 678-6242 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $150. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent at (866) 678-6242.

15

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Class C and Institutional Class shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 4.00%. “Good order” means that the purchase request is complete and includes all required information.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. Financial intermediaries include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees

The Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries

The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial

16

intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund’s shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares or Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial advisor must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

17

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 1% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Redemption Fee

The Fund charges a redemption fee of 1.00% on proceeds redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 1.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

18

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined in the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds. The Fund reserves the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail: Cutwater Investment Grade Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Cutwater Investment Grade Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing. 4400 Computer Drive Westborough, MA 01581-1722 (866) 678- 6242

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (866) 678-6242. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss

19

or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan

Once you have established an account, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (866) 678-6242 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund may charge a redemption fee of 1.00% on proceeds redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for shares of the following funds (if offered):

Cutwater High Yield Fund
Cutwater Multi-Sector Inflation Protection Fund
Cutwater Municipal Bond Inflation Protection Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $2,500 in a shareholder’s Class A or Class C account or less than $100,000 in a shareholder’s Institutional Class account.

20

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund’s transfer agent, BNY Mellon Investment Servicing.

Account Minimum

You must keep at least $2,500 worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,500 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Institutional Class accounts require a minimum balance of $100,000.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (866) 678-6242 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

21

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 678-6242.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call the Fund’s Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 678-6242.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 678-6242 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Fund declares dividends from net investment income daily and pays such dividends monthly to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

22

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

23

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period from December 2, 2010 (commencement of operations) through April 30, 2011. Class A and Class C shares have not yet commenced operations. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (866) 678-6242 or visiting the website www.cutwater.com/bond-funds.aspx.

Institutional Class
For the Period
December 2, 2010*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income	0.11
Net realized and unrealized gain on investments	0.01

Net increase in net assets resulting from operations	0.12

Dividends to shareholders from:
Net investment income	(0.11)

Net asset value, end of period	$10.01

Total investment return[1]	1.22%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$67,962
Ratio of expenses to average net assets	0.83%[2]
Ratio of expenses to average net assets without waivers and expense reimbursements[3]	0.90%[2]
Ratio of net investment income to average net assets	2.61%[2]
Portfolio turnover rate	106.84%[4]

*	Commencement of operations.

[1]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[2]	Annualized.

[3]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[4]	Not annualized.

24

CUTWATER INVESTMENT GRADE BOND FUND
of
Fundvantage Trust

(866) 678-6242

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (866) 678-6242 or on the Fund’s website at www.cutwater.com/bond-funds.aspx.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 678-6242 or on the Fund’s website at www.cutwater.com/bond-funds.aspx.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Cutwater Investment Grade Bond Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 678-6242
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Fund (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

CUTWATER INVESTMENT GRADE BOND FUND

Class A	Class C	Institutional Class
CWBNX	CIGTX	CWBIX
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Cutwater Investment Grade Bond Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling the Fund at (866) 678-6242 or on the Fund’s website at www.cutwater.com/bond-funds.aspx.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. This SAI only relates to the Fund. The Fund issues Class A shares, Class C shares and Institutional Class shares. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Cutwater Investor Services Corp. d/b/a as Cutwater Asset Management (“Cutwater” or the “Adviser”) serves as investment adviser to the Fund.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.
The Fund normally invests at least 80% of its assets in a diversified portfolio of fixed income securities. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Subject to the Fund’s limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry (See “Investment Limitations”), there is no limitation on the amount of the Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception

1

for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.

2

The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities

3

may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” For a discussion of securities rated below-investment grade, see “Below-Investment Grade Securities” below.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategy. The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the

4

transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

5

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies. The Fund may buy

6

or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that the Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as Adviser to the Fund.
Limitations on Use of Futures and Futures Options. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a

7

performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option,

8

by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover the Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on the NAV of any increase or decrease in the market value of the Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.
The requirements for qualification as a regulated investment company provided under the Internal Revenue Code of 1986, as amended (“IRC”) also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “Taxation of the Fund” below for additional information.
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that the Fund would remain obligated to meet margin requirements until the position is

9

closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Tax Risk. The Fund intends to qualify annually to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “IRC”). To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund does invest in these types of securities and the income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent the Fund may invest in foreign currency-

10

denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objective and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
The Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
The Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a

11

credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately

12

require the clearing and exchange trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.
Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to use swap agreements, and, if investments in the swaps are made, may cause the Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to the Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a

13

clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress have held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
DOLLAR ROLLS. The Fund may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time the Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.
EVENT-LINKED EXPOSURE. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund, when

14

investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Fund to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
Standby Commitments. The Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles the Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.
Ordinarily, the Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.
Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. Any investments in tender option bonds by the Fund will be accounted for subject to Financial Accounting Standards Board Statement No. 140 and amendments thereto.
In selecting put bonds for the Fund, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.
Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right

15

to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Fund also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of the Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:
(i)	When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

(ii)	If a particular currency is expected to decrease against another currency, the Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

(iii)	If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that the Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in the value of the bond.

(iv)	The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

16

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave the Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, the Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. The extent to which these limits apply is subject to tax regulations that, to date, have not been issued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income. See “Taxation of the Fund” below for additional information related to these tax issues.
Foreign Currency Exchange-Related Securities.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign

17

currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of the Fund’s investments in one country may offset potential gains from investments in another country.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices

18

are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case the Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, the Fund may temporarily hold cash in foreign currencies. The value of the Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
GUARANTEED INVESTMENT CONTRACTS. The Fund may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.
Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to the Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.

19

HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
TAX RISK. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund invests in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for more information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or

20

inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs

21

beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC the Fund must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
LOAN PARTICIPATIONS. The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan

22

participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”).
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Fund may invest in loan participations with credit quality comparable to that of the issuers of the Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.
The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, the Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

23

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or

24

bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship.

25

However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers

26

thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as the Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as the Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in

27

any particular “industry” or group of industries. Therefore, the Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial

28

mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special

29

purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly

30

as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Fund also may invest in other types of asset-backed securities.
MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt. See “Taxation of the Fund” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General obligation securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or special obligation securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond anticipation notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax anticipation notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.
Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal

31

income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Fund” for a summary of some of the federal income tax consequences to shareholders of the Fund investing in IDBs and PABs.
Resource Recovery Bonds. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-exempt commercial paper and short-term municipal notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA.
Put Bonds. Put bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in the Prospectus, the Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on an NRSRO) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P and Fitch Ratings Ltd. (“Fitch”)) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities.

32

The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of the Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by the Fund. Because of this, the Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for the Fund, the Adviser will consider whether the Fund should continue to hold the security.
In the event that the Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
PARTICIPATION INTERESTS. The Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type

33

or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.
More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
RATINGS AS INVESTMENT CRITERIA. In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of its Adviser to evaluate potential investments. Among the factors that may be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real

34

estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.
REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the

35

securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. The Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.

36

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Fund may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver

37

or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 75% to 100%. The portfolio turnover rate is expected to decrease somewhat from the initial 5-month period ended April 30, 2011 due to the initial investing of the portfolio that occurred during that time frame.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s

38

policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Fund’s or an Adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or the Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount

39

borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
2. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);
3. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
4. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
5. Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities;
6. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
9. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

40

For the purpose of applying the limitations set forth in (4) and (5) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

41

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the investment adviser of a series of the Trust or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office and	Occupation(s)	Complex	During the
Name and	Position(s) Held	Length of Time	During Past	Overseen by	Past Five
Date of Birth	with Trust	Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None
STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

42

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office and	Occupation(s)	Complex	During the
Name and	Position(s) Held	Length of Time	During Past	Overseen by	Past Five
Date of Birth	with Trust	Served	Five Years	Trustee	Years
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

43

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office and	Occupation(s)	Complex	During the
Name and	Position(s) Held	Length of Time	During Past	Overseen by	Past Five
Date of Birth	with Trust	Served	Five Years	Trustee	Years
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

44

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.
JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.
JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.
SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability

45

imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.
TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

46

The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in the Fund	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001-$100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None
COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

47

		Pension or Retirement		Total
	Aggregate	Benefits Accrued as	Estimated Annual	Compensation
	Compensation	Part of the Trust’s	Benefits upon	from the Trust
Name of Trustee	from the Trust	Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will

48

address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available without charge by request by calling the Adviser at (866) 678-6242 or on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of the Fund.

		Percentage
Institutional Class Shares	Number of Shares Held	of Institutional Class
Name and Address of Owner	of Record or Beneficially	Shares Owned
Wendel & Co. C/O The Bank of New York Mellon Mutual Fund Reorg. Dept. Wall St. Station P.O. Box 1066 New York, NY 10268	6,852,040.852	100.00%
INVESTMENT ADVISORY SERVICES
Cutwater Investor Services Corp. d/b/a Cutwater Asset Management, the Adviser, is a registered investment adviser located at 113 King Street, Armonk, New York 10504. The Adviser is a wholly-owned subsidiary of Cutwater Holdings, LLC, which in turn is a wholly owned subsidiary of MBIA Inc. (“MBIA”), a Connecticut corporation, whose common stock is publicly traded on the New York Stock Exchange under the symbol “MBI.” As of June 30, 2011, the Adviser had approximately $39.4 billion in assets under management.
Several affiliates of the Adviser are also engaged in the investment advisory business. Cutwater Asset Management Corp., a registered investment adviser (and a FINRA member); Cutwater Colorado Investor Services Corp. and Cutwater Asset Management UK Limited, an investment management subsidiary based in London and registered with the Financial Services Authority in the UK, provide investment management services to selected clients. These entities are all subsidiaries of Cutwater Holdings, LLC.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of the Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.50% of the average daily net assets of the Fund. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. The Adviser

49

has agreed that from commencement of operations through August 31, 2012, the Adviser will reduce its compensation and/or reimburse certain expenses for the Fund, to the extent necessary to ensure that total operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), interest extraordinary items and brokerage commissions, do not exceed, for all classes of shares of the Fund, 0.85% (on an annual basis) of the respective Fund’s average daily net assets. For the fiscal period December 2, 2010 (commencement of operations) to April 30, 2011, Cutwater was paid advisory fees of $133,234. In light of the contractual expense limitation of the Fund, Cutwater waived $0 of its advisory fee.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
The front-end sales charge re-allowed to dealers as a percentage of the offering price of the Fund’s Class A shares is described in the Prospectus.
PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by E. Gerard Berrigan, Jason Celente, Clifford D. Corso, Gautam Khanna and Jeffrey S. MacDonald who are portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of, and method used to determine the

50

compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts for the fiscal year ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by E. Gerard Berrigan, Jason Celente, Clifford D. Corso, Gautam Khanna and Jeffrey S. MacDonald, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011.

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
E. Gerard Berrigan
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	8	$9,004.37	1	$40.99
Jason Celente
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	56	$2,186.16	1	$1.35
Clifford D. Corso
Registered Investment Companies:	2	$375.60	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	8	$9,004.37	1	$40.99
Gautam Khanna
Registered Investment Companies:	1	$215.51	0	$0
Other Pooled Investment Vehicles:	1	$41.32	0	$0
Other Accounts:	0	$0	0	$0
Jeffrey S. MacDonald
Registered Investment Companies:	1	$160.09	0	$0
Other Pooled Investment Vehicles:	2	$106.85	0	$0
Other Accounts:	1	$30.23	0	$0
Material Conflicts of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type that the Fund invests in (i.e., fixed income securities, municipal obligations). These include certain

51

managed accounts which are affiliates of The Adviser. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. The Adviser compensates the Fund’s portfolio managers for their management of the Fund. Compensation is comprised of a fixed base salary and a discretionary cash or non-cash performance bonus that is based on the overall success of the firm and the individual’s responsibility and his/her performance versus expectations, which are reviewed annually. That evaluation includes the professional’s own self-assessment of his/her work during the year relative to his/her responsibilities and also includes supervisor evaluation. The Adviser’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards. The Adviser has a 401(k) plan with matching funds for employee contributions up to 5%. The Adviser also contributes an additional fixed percentage of the employee’s total compensation (base salary plus cash bonus) to a retirement plan. Additionally, there is a long-term incentive plan in which employees are eligible for participation at the Vice President level and above. Compensation of the Fund’s portfolio managers is not related to the Fund’s performance nor is such compensation based on the value of the assets held by the Fund.
Ownership of Securities. As of April 30, 2011, no portfolio manager beneficially owned equity securities in the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Administration and Accounting Fee	$27,460

[1]	The Fund commenced operations on December 2, 2010.

52

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PriceWaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, New York 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.

53

Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal period December 2, 2010 (commencement of operations) to April 30, 2011:

Fiscal Period
Ended April 30, 2011
Brokerage Commissions Paid by the Fund	$0
For the fiscal period December 2, 2010 to April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fund held securities of the following broker-dealers, which were its regular broker-dealers as of April 30, 2011:

Value of Fund’s Aggregate
Issuer	Holdings of Issuer
Bank of America	$1,520,468
Citigroup	$249,396
JP Morgan Chase	$2,793,455
Wells Fargo	$1,211,375
Credit Suisse	$385,736
Morgan Stanley & Co.	$1,380,837
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal

54

underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A shares and Class C shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Institutional Class shares. The Trustees of the Trust, including a majority of the Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Class A shares and Class C shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25%, and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the Class A shares and Class C shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Class A shares and Class C shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

55

CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A shares, Class C shares and Institutional Class shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares and Class C shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of Class A shares and Class C shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

56

DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. The Fund ordinarily declares dividends from net investment income daily and pays such dividends monthly. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be

57

recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a) (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for

58

any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as

59

long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement

60

for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in

61

particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the

62

QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of

63

such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account

64

(to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury

65

regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

66

It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

67

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Trust at (866) 678-6242 or on the Fund’s website at www.cutwater.com/bond-funds.aspx.

68

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
CUTWATER INVESTOR SERVICES CORP.
Introduction
     This Proxy Voting Policy (“Policy”) for Cutwater reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan’s participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.
     Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. Cutwater will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, Cutwater will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, Cutwater will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.
     Registered investment companies that are advised by Cutwater as well as certain of our advisory clients: may participate in securities lending programs. If Cutwater is aware that a material event will occur affecting an investment on loan, Cutwater will be obligated to call such loan in time to vote the proxies; however, with respect to other voting matters involving securities on loan, Cutwater would generally not vote with respect to such securities.
     Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy, proposals that would change the existing status of a corporation will be reviewed carefully and supported only y when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that, our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.
     Additionally, situations may arise that involve an actual or-perceived conflict of interest. For example, we may manage- assets of a pension plan of a company whose management is soliciting proxies, or a Cutwater employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. In all cases, the manner in which we vote

B-1

proxies must be based on our clients’ best interests and not the product of the conflict.
     In furtherance of Cutwater’s goal to make proxy recommendations in the best interests of clients, Cutwater follows procedures designed to identify and address material conflicts that may arise between Cutwater’s interests and those of its clients before making voting recommendations.
Procedures for Identifying Conflicts of Interest
     Cutwater will monitor the potential for conflicts of interest on the part of Cutwater with respect to proxy voting recommendations or directions both as a result of personal relationships, significant client relationships (those accounting for greater than 15% of annual revenues) or special circumstances that may arise during the conduct of Cutwater’s or its affiliates’ business.
Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

A.	The Proxy Voting Portfolio Manager will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence Cutwater’s decision-making. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy or any executive officer of that issuer has a client relationship with Cutwater or its affiliates, particularly MBIA, Inc., of the type described above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. The Proxy Voting Portfolio Manager shall maintain a written record of all materiality determinations, which will be reviewed periodically by the CCO or his designee.

B.	If it is determined that a conflict of interest is not material, Cutwater may give the directions or make the recommendations concerning the proxies, notwithstanding the existence of the conflict.

C.	If it is determined that a conflict of interest is material, one or more methods may be used to resolve the conflict, including:

•	disclosing the conflict to the client and obtaining its consent before voting;

•	suggesting to the client that it engage another party to make a recommendation;

•	engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•	such other method as is deemed appropriate under the circumstances given the nature of the conflict.

     Cutwater shall maintain a written record of the method used to resolve a material conflict of interest.

B-2

Recordkeeping
Cutwater shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each recommendation;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by Cutwater that were material to a proxy voting recommendation or that memorialized the basis for that recommendation; and

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the time the last entry was made on such record, the first two years in Cutwater’s office.
     This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefore recorded in writing.
     The provisions of this Policy will be deemed applicable to decisions similar to voting proxies, such as tendering of securities, voting consents to corporate actions, and solicitations with respect to fixed income securities, where Cutwater may exercise voting authority on behalf of clients.
     Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:
A.	Social Issues,

B.	Financial/Corporate Issues, and

C.	Shareholder Rights.
     Finally, Section III of the Policy describes the procedures to be followed casting: a vote pursuant to these guidelines.
     This Proxy Voting Policy will be reviewed at least annually.

B-3

SECTION I
ROUTINE MATTERS
     Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:
1.	They do not measurably change the structure, management control, or operation of the corporation.

2.	They are consistent with industry standards as well as the corporate laws of the state of incorporation.
Voting Recommendation
Cutwater will normally support the following routine proposals:
1.	To increase authorized common shares.

2.	To -increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.	To elect or re-elect directors.

4	To appoint or elect auditors.

5.	To approve indemnification of directors and limitation of directors’ liability.

6.	To establish compensation levels.

7.	To establish employee stock purchase or ownership plans.

8.	To set time and location of annual meeting.

B-4

SECTION II
NON-ROUTINE PROPOSALS
A.	Social Issues
Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation’s internally adopted policies are ill advised or misguided.
Voting Recommendation
If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:
1.	To enforce restrictive energy policies.

2.	To place arbitrary restrictions on military contracting.

3.	To bar or place arbitrary restrictions on trade with other countries.

4.	To restrict the marketing of controversial products.

5.	To limit corporate political activities.

6.	‘To bar or restrict charitable contributions.

7.	To enforce a general policy regarding human rights based on arbitrary parameters.

8.	To enforce a general policy regarding employment practices based -on arbitrary parameters.

9.	To enforce a general policy regarding animal rights based on arbitrary parameters.

10.	To place arbitrary restrictions on environmental practices.

B-5

B.	Financial/Corporate Issues
     Proposals in this category are usually offered by management and seek to change a corporation’s legal, business or financial structure.
Voting, Recommendation
We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:
1.	To change the state of incorporation.

2.	To approve mergers, acquisitions or dissolution.

3.	To institute indenture changes.

4.	To change capitalization.

C.	Shareholder Rights
     Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.
     We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.
Voting Recommendation
We will generally vote in favor of the following management proposals:
1.	To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.	To institute staggered board of directors.

3.	To require shareholder approval of not more than 66 2/3% for a proposed amendment to the corporation’s by-laws.

4.	To eliminate cumulative voting.

5.	To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a

B-6

company’s ability to make greenmail payments.

6.	To create a dividend reinvestment program.

7.	To eliminate preemptive rights.

8.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).
We will generally vote against the following management proposals:
1.	To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation’s by-laws (“super-majority provisions”).

2.	To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula (“fair price amendments”).

3.	To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.	To prohibit replacement of existing members of the board of directors.

5.	To eliminate shareholder action by written consent without a shareholder meeting.

6.	To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7.	To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known. as a “poison pill”).

8.	To limit the ability of shareholders to nominate directors.

We will generally vote in favor of the following shareholder proposals:
1.	To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2.	To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3.	To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

B-7

5.	To permit shareholders to participate in formulating management’s proxy and the opportunity to discuss and evaluate management’s director nominees, and/or to nominate shareholder nominees to the board

6.	To require that the board’s audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7.	To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

8.	To create a dividend reinvestment program.

9.	To recommend that votes to “abstain” not be considered votes “cast” at an annual meeting or special meeting, unless required by state, law.

10.	To require that “golden parachutes” be submitted for shareholder ratification.
We will generally vote against the following shareholder proposals:
1.	To restore preemptive rights.

2,	To restore cumulative voting.

3.	To require annual election of directors or to specify tenure.

4.	To eliminate a staggered board of directors.

5.	To require confidential voting.

6.	To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the .board.

7.	To dock director pay for failing to attend .board meetings.

B-8

SECTION III
VOTING PROCESS
     Cutwater will designate a portfolio manager (the Proxy Voting Portfolio Manager), who is responsible for voting proxies for all advisory accounts and who will generally vote proxies in accordance with these guidelines. Where Cutwater is serving as investment adviser or sub-adviser for a registered investment company (the “Fund”), the Proxy Voting Portfolio Manager will be a portfolio manager for the Fund. In circumstances in which 1) the subject matter of the vote is not covered by these guidelines, 2) a material conflict of interest is present or, 3) we believe it may be necessary, in the best interests of shareholders, to vote contrary to our general guidelines, the Proxy Voting Portfolio Manager will discuss the matter with the CEO and Chief Investment Officer of Cutwater, who will be responsible for making the definitive determination as to how the proxy matter will be voted. The CEO/Chief investment officer may consult with the General Counsel, the CCO, or other investment personnel in making this determination.
Any questions regarding this Policy may be directed to the General Counsel of Cutwater.
Reapproved: December 2010

B-9

DUPONT CAPITAL EMERGING MARKETS FUND

of
FundVantage Trust

Class A DCEAX	Class C DCECX	Class D DCEDX	Class I DCMEX

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

of
FundVantage Trust

Class A DCDAX	Class C DCDCX	Class D DCDDX	Class I DCDEX

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

DUPONT CAPITAL EMERGING MARKETS FUND

Investment Objective

The DuPont Capital Emerging Markets Fund (the “Emerging Markets Fund” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class D	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses	0.57%	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[2]	1.90%	2.65%	1.90%	1.65%
Fee Waiver and/or Expense Reimbursement[2]	(0.06)%	(0.06)%	(0.06)%	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.84%	2.59%	1.84%	1.59%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 24 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expenses Limitation.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and Class C shares and $1,000,000 in the Fund’s Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$751	$1,126
Class C	$262	$812
Class D	$18,691	$58,505
Class I	$16,171	$50,834

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 6, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 60.0% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund will invest primarily in equity and equity-related securities, including preferred stock. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) depositary receipts of issuers described in (i) and (iii) above, or (v) exchange-traded funds that invest in an emerging country or countries.

The term “emerging markets” includes any country:  (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser seeks to identify emerging market companies trading at a significant discount relative to such companies’ estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment. The Adviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk. The Adviser expects the Fund will hold approximately 50 to 120 securities.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

•	Currency Risk: The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

•	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

2

•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	Management Risk: Management risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•	Market Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

Management of the Fund

Investment Adviser

DuPont Capital Management Corporation

Portfolio Manager

•	Rafi U. Zaman, CFA, Managing Director of Global Equities has served as the principal portfolio manager of the Fund since its inception in 2010.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class D	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000	$1,000,000
	Additional Investments	$250	$500	No Minimum	$100,000

Automatic Investment Plan	Initial Investment	$2,500	$2,500	Not Available	Not Available
	Additional Investments	$250	$250	Not Available	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

3

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
DuPont Capital Emerging Markets Fund	DuPont Capital Emerging Markets Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 447-0014

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (888) 447-0014 for current wire instructions.

Redemption by telephone:

Call (888) 447-0014.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or as individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

FUND SUMMARY

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Investment Objective

The DuPont Capital Emerging Markets Debt Fund (the “Emerging Markets Debt Fund” or the “Fund”) seeks high total return from current income and capital appreciation consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class D	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	0.25%	None
Other Expenses[2]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.35%	1.10%
Fee Waiver and/or Expense Reimbursement	(0.21)%	(0.21)%	(0.21)%	(0.21)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.14%	1.89%	1.14%	0.89%

[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A shares made within 24 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.89% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

5

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and Class C shares and $1,000,000 in the Fund’s Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$685	$916
Class C	$192	$594
Class D	$11,620	$36,223
Class I	$9,083	$28,384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a portfolio of emerging markets debt instruments issued or guaranteed by government entities, financial institutions, and companies in emerging market countries. These debt instruments are denominated in U.S. Dollars and Euro Dollars and the currencies of the emerging markets countries of the issuer.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund will invest primarily in sovereign debt securities issued by governments of emerging markets countries, their agencies or instrumentalities, or other government-related entities. The Fund’s investments may also include, among other things, corporate debt securities, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions, and derivatives related to these types of securities and instruments. The Fund may also invest in currencies, money market and short-term debt securities and cash equivalents.

The Fund may invest, in debt securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest. The Adviser does not manage the Fund to have a specific average portfolio maturity or duration.

In constructing the portfolio, the Adviser applies a disciplined, value-based investment process that integrates top-down global analysis and bottom-up country research together with active risk management to systematically analyze emerging market debt instruments and to create a portfolio of emerging market debt instruments of countries that have a global competitive advantage and attractive valuation. The Adviser will consider factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, and currency exchange rates. The Adviser attempts to build a portfolio with a focus on total return and capital preservation that it believes will achieve excess returns over a full market cycle.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

6

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

•	Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

•	Currency Risk: The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

•	Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

•	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•	Interest Rate/Maturity Risk: The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

•	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

•	Management Risk: As with any managed fund, the Fund’s investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

7

Management of the Fund

Investment Adviser

DuPont Capital Management Corporation

Portfolio Manager

•	Yong Zhu, PhD, CFA, Senior Portfolio Manager of Fixed Income, has served as a portfolio manager of the Fund since its inception in 2011.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class D	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000	$1,000,000
	Additional Investments	$250	$500	No minimum	$100,000

Automatic Investment Plan	Initial Investment	$2,500	$2,500	Not Available	Not Available
	Additional Investments	$250	$250	Not Available	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
DuPont Capital Emerging Markets Debt Fund	DuPont Capital Emerging Markets Debt Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 447-0014

Purchase by wire:

Please contact DuPont Capital Emerging Markets Debt Fund Shareholder Services at (888) 447-0014 for current wire instructions.

Redemption by telephone:
Call (888) 447-0014.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

8

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Emerging Markets Fund seeks long-term capital appreciation.

The Emerging Markets Debt Fund seeks high total return from current income and capital appreciation consistent with preservation of capital.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

Dupont Capital Emerging Markets Fund

The Emerging Markets Fund will invest primarily in equity and equity-related securities (such as convertible bonds, convertible preferred stock, warrants and rights). Under normal circumstances, the Emerging Markets Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; or (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally traded on an established market. GDRs are similar to ADRs, except that European banks or trust companies typically issue them.

Dupont Capital Emerging Markets Debt Fund

The Emerging Markets Debt Fund will invest primarily in emerging markets debt instruments that may include sovereign debt securities, corporate debt securities, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies and other foreign currency transactions. Under normal circumstances, the Emerging Markets Debt Fund invests at least 80% of its net assets, at the time of initial purchase, in fixed income securities of emerging markets issuers for which it has evaluated, among other factors (i) currency, inflation and interest rates and trends; (ii) growth rate forecasts; (iii) liquidity of a country’s debt markets; (iv) political outlook; (v) tax environment; (vi) amount of debt outstanding; and (vii) factors relating to a particular corporate issuer, including the strength of the issuer’s financial resources, the issuer’s operating history, and the experience and track record of the issuer’s management. The Adviser generally allocates the Emerging Markets Debt Fund’s investments across a broad range of issuers, industries and countries, which can help to reduce risk, and expects to invest generally no more than 25% of its assets in any one industry or country. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

9

Additional Information On the Principal Investment Strategies

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Funds will focus their investments on those emerging market countries that the Adviser believes have developing economies and where the markets are becoming more sophisticated, including some or all of the following:

Argentina	Croatia	Ireland	Mexico	Singapore
Bahamas	Czech Republic	Israel	Morocco	Slovak
Bahrain	Egypt	Ivory Coast	Nigeria	Slovenia
Barbados	Ecuador	Jamaica	Pakistan	South Africa
Belarus	El Salvador	Jordan	Panama	Sri Lanka
Belize	Estonia	Kazakhstan	Peru	Taiwan
Bermuda	Georgia	Kenya	Philippines	Thailand
Botswana	Greece	Korea	Poland	Turkey
Bulgaria	Hungary	Kuwait	Portugal	Ukraine
Brazil	Iceland	Latvia	Qatar	United Arab Emirates
Chile	India	Lebanon	Russia	Uruguay
China	Indonesia	Lithuania	Saudi Arabia	Venezuela
Columbia	Iraq	Malaysia	Serbia	Vietnam

As markets in other countries develop, the Adviser expects to expand and further diversify the emerging countries in which a Fund invests. The Funds may also invest in securities of issuers located in developed markets with significant operations in emerging markets.

All investments carry some degree of risk that will affect the value of a Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Funds.

This section takes a closer look at some of the Funds’ principal investment strategies and related risks.

Equity and Equity-Related Securities. The Emerging Markets Fund may invest their assets in common and preferred stocks, convertible securities, warrants or other equity or equity-related securities and other instruments. The Fund will generally hold these instruments as a result of buying fixed income securities convertible into equity securities or fixed income securities with an attached equity component. Equity securities provide the Fund with opportunities for appreciation but expose the Fund to the risk of stock market downturns. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Loan Participations and Assignments. The Funds may invest in fixed- and floating-rate loans through a purchase of participations in commercial loans and assignments of portions of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Funds intend to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”). Some bank loans may be illiquid.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, the Funds could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Funds could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.

10

Portfolio Turnover. The length of time the Funds have held a particular security is not generally a consideration in investment decisions. Although the Funds do not engage in active and frequent trading of securities as a primary investment strategy, they may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, although such expenses are not reflected in each Fund’s Annual Fund Operating Expenses table above. Such sales may also result in realization of taxable capital gains, including short-term capital gains, which are taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance.

Variable or Floating Rate Securities. Variable or floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Other Investment Strategies

In addition to its principal investment strategies, each Fund may use the investment strategies described below. The Funds may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning these and any of the Funds’ other investment practices and their risks, please read the Statement of Additional Information (“SAI”).

Derivatives. Each Fund may invest in derivatives, a category of investments that includes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called “hedging”), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an underlying asset or economic factor. The risks of investing in derivative instruments include interest rate, market, credit and management risks, lack of liquidity, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested.

With respect to the Emerging Markets Fund, a hedge overlay strategy has been designed by the Adviser that works with the emerging markets strategy by monitoring and periodically attempting to hedge against primary market exposure of the emerging markets strategy. This hedge overlay strategy is designed to be run as a complement to the underlying emerging markets strategy, and will be used only during adverse market periods to preserve capital by attempting to hedge against market risk (beta) of the emerging markets strategy. When the Adviser believes that primary market exposure is unfavorable, as determined by its overlay strategy, the Adviser will purchase put options equal in aggregate market exposure to the emerging markets strategy. The decision as to whether and to what extent the Emerging Markets Fund will engage in hedging transactions (such as the purchase and sale of index and individual put and call options) to hedge against portfolio risk will depend on a number of factors, including prevailing market conditions, the composition of the Emerging Markets Fund and the availability of suitable transactions. Accordingly, there can be no assurance that the Emerging Markets Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

Credit Default Swaps. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. When the Emerging Markets Debt Fund enters into credit default swaps, it is subject both to the risks associated with the underlying reference securities as well as the risks associated with the counterparty. The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Emerging Markets Debt Fund may not receive adequate collateral. Credit default swaps are not currently traded on any securities exchange, although certain credit default swaps may be cleared through swaps clearing houses. The Emerging Markets Debt Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

11

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Emerging Markets Debt Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Emerging Markets Debt Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Temporary Defensive Position. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that a Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Funds also may use other strategies and engage in other investment practices, which are described in the Funds’ SAI.

RISKS

The Funds are subject to the principal risks summarized below. These risks could adversely affect a Fund’s NAV, yield and total return. It is possible to lose money by investing in the Funds:

•	Credit (or Default) Risk (Emerging Markets Debt Fund): The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Emerging Markets Debt Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•	Currency Risk (Emerging Markets Fund and Emerging Markets Debt Fund): The value of the Emerging Markets Debt Fund’s investments may fall as a result of changes in exchange rates. Because the Emerging Markets Debt Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

•	Emerging Markets Risk (Emerging Markets Fund and Emerging Markets Debt Fund): The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may

12

hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

•	Depositary Receipts Risk (Emerging Markets Fund): The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Equity Securities Risk (Emerging Markets Fund): Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Emerging Markets Fund could decline if the financial condition of the companies the Emerging Markets Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign Securities Risk (Emerging Markets Fund and Emerging Markets Debt Fund): Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

•	Certain Risks of Holding Fund Assets Outside the United States: The Funds generally hold foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

•	Currency Risk: Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

13

This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

•	Foreign Economy Risk: The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

•	Governmental Supervision and Regulation/Accounting Standards: Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Funds to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

•	Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

•	High Yield Securities Risk (Emerging Markets Debt Fund): High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in prices of high yield securities by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade securities. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield securities market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high profile default or just a change in the market’s psychology.

14

•	Liquidity Risk/Illiquid Securities (Emerging Markets Debt Fund): The Emerging Markets Debt Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. The Fund will not make investments of illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

•	Interest Rate/Maturity Risk (Emerging Markets Debt Fund): The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Emerging Markets Debt Fund will vary with changes in interest rates. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

•	Management Risk (Emerging Markets Fund and Emerging Markets Debt Fund): Management risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

•	Market Risk (Emerging Markets Fund): Market risk is the risk that one or more markets in which the Emerging Markets Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

•	Non-Diversification Risk (Emerging Markets Debt Fund): The Emerging Markets Debt Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Opportunity Risk (Emerging Markets Fund and Emerging Markets Debt Fund): The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Prepayment Risk (Emerging Markets Debt Fund): The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Valuation Risk (Emerging Markets Fund and Emerging Markets Debt Fund): The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (888) 447-0014. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

15

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.

INVESTMENT ADVISER

DuPont Capital is located at Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Funds in accordance with their investment objectives, policies and limitations. The Adviser is a wholly owned subsidiary of the E. I. du Pont de Nemours and Company, and is an independent registered investment adviser with a broadly diversified product offering. The Adviser, which was established in 1975 and became an SEC registered investment adviser in 1993, offers investment advisory services and global perspective to institutional investors. As of June 30, 2011, the Adviser had approximately $26.9 billion in assets under management. The Adviser is entitled to receive an investment advisory fee of 1.05% of the Emerging Markets Fund’s average net assets and 0.60% of the Emerging Markets Debt Fund’s average net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Emerging Markets Fund, is available in the Emerging Markets Fund’s annual report to shareholders for the fiscal year ended April 30, 2011. A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Emerging Markets Debt Fund, will be available in the Emerging Market Debt Fund’s first shareholder report after commencement of operations.

PORTFOLIO MANAGERS

Rafi U. Zaman, CFA, is the Portfolio Manager of the Emerging Markets Fund and is primarily responsible for the day-to-day management of the Emerging Markets Fund’s assets managed by the Adviser. Mr. Zaman, Managing Director of Global Equities, directs and co-manages all equity groups, and joined the Adviser in 1998. Mr. Zaman holds a B.S. Degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an M.S. Degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Yong Zhu, Ph.D., CFA, is the Portfolio Manager of the Emerging Markets Debt Fund and is engaged in the day-to-day management of the Emerging Markets Debt Fund’s assets managed by the Adviser. Dr. Zhu, Senior Portfolio Manager, Fixed Income, manages emerging market debt portfolio and U.S. government portfolios and joined the Adviser in 1998. He also heads the fixed income analytics group that develops and implements quantitative research and portfolio analytics. Dr. Zhu holds a Ph.D. in Theoretical Physics from Princeton University and is a CFA charterholder. Dr. Zhu is a member of the CFA Society of Philadelphia and a member of the CFA Institute.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

Emerging Markets Strategy

Shown on the opposite page is performance information for the Adviser’s Emerging Markets Equity Composite (the “Equity Composite”), a composite of all discretionary, non-taxable accounts managed by the Adviser. These accounts are managed with the same investment objective as the Emerging Markets Fund, and are subject to substantially similar investment policies and techniques as those used by the Emerging Markets Fund. The results presented are not intended to predict or suggest the return to be experienced by the Emerging Markets Fund or the return that an individual investor might achieve by investing in the Emerging Markets Fund.

The Equity Composite for which results are reported is “net” of fees (after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). However, the Equity Composite is not subject to the same type of expenses to which the Emerging Markets Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Emerging Markets Fund by the Investment Company Act of 1940, as amended (“1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Equity Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, the operating expenses incurred by the separate accounts are lower than the operating expenses of the Emerging Markets Fund, and, accordingly, the performance results of the Equity Composite are greater than what the Emerging Markets Fund’s performance would have been.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

16

Adviser’s Historical Performance Composite

DuPont Capital Management
Emerging Markets Equity Composite

							Composite
		Gross	Net	Benchmark	Number of	Composite	Assets	Total Firm Assets
Year		Return (%)	Return (%)	Return (%)	Portfolios	Dispersion (%)	($ millions)	($ millions)

2010		23.1	21.9	18.9	< 5	N/A	467	19,280
2009		89.3	87.6	78.5	< 5	N/A	428	18,236
2008		−49.0	−49.6	−53.3	< 5	N/A	382	16,706
2007		40.3	39.0	39.4	< 5	N/A	591	21,952
2006		32.2	31.0	32.2	< 5	N/A	567	21,251
2005		38.9	37.4	34.0	< 5	N/A	653	18,741
2004		29.5	28.1	25.6	< 5	N/A	543	19,992
2003		57.9	56.0	55.8	< 5	N/A	780	18,212
2002		−2.4	−3.6	−6.2	< 5	N/A	596	15,051
2001		5.3	4.0	−2.6	< 5	N/A	626	17,668
2000		−31.6	−32.5	−30.8	< 5	N/A	535	19,623
1999	*	25.9	25.6	25.5	< 5	N/A	949	21,677

*	Partial year (October 1 – December 31, 1999)

The Equity Composite (inception date — 10/01/1999) includes all accounts that are primarily invested in emerging market equity securities. The Equity Composite utilizes a value-based strategy that seeks to broadly diversify holdings across emerging market countries, striving to overweight companies that are attractively priced (low price earnings, price to book and/or price to cash flow ratios) relative to other companies in the index. The composite benchmark is the MSCI EM Index. The Equity composite was created on January 1, 2001.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 27, 2010 the MSCI EM Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The returns for this index do not include any transaction costs, management fees or other costs and is linked in the same manner as the composite. This index is net total return which reinvests dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI uses the maximum withholding tax rate applicable to institutional investors. The preferred benchmark for the Equity composite is the MSCI EM Index as it is the most representative of our investment universe.

Performance results reflect the reinvestment of dividends and other earnings. The performance results are calculated according to the Global Investment Performance Standards (GIPS), which differ from those of the SEC. All returns are based in U.S. dollars and are computed using a time-weighted total rate of return. Prior to July 2009, the Equity Composite returns reflect income earned through participation in a securities lending program. The Adviser discontinued participation in the securities lending program after July 1, 2009. The Adviser may use derivatives in the accounts in order to gain an exposure to a market more rapidly or less expensively than could be accomplished through the use of securities. The performance results include the effects of derivatives. Returns are calculated net of nonreclaimable withholding taxes on dividends and interest income. Gross-of-Fees returns are presented before management and custodial fees but after all trading expenses. Net-of-Fees returns are calculated by deducting the highest applicable fee rate in effect for the respective time period from the gross return.

17

The dispersion of annual returns is measured by the asset weighted standard deviation of account returns represented within the composite for the full year. For those periods with five or fewer accounts included for the entire year, “N/A” is noted as the dispersion is not considered meaningful.

Effective April 17, 2006, the emerging markets team responsible for the history of the Equity Composite left the firm. A new team took over management of the accounts and continues to use the same investment strategy.

Past performance is not indicative of future performance. It should not be assumed that results in the future will be profitable or equal to past performance.

Emerging Markets Debt Strategy

Shown on the opposite page is performance information for the Adviser’s Emerging Markets Debt Composite (the “Debt Composite”), a composite of all discretionary, non-taxable accounts managed by the Adviser that invest in emerging market debt utilizing a value-based strategy. These accounts are managed with the same investment objective as the Emerging Markets Debt Fund, and are subject to substantially similar investment policies and techniques as those used by the Emerging Markets Debt Fund. The results presented are not intended to predict or suggest the return to be experienced by the Emerging Markets Debt Fund or the return that an individual investor might achieve by investing in the Emerging Markets Debt Fund.

The Debt Composite for which results are reported is “net” of fees (after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). However, the Debt Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Code. Consequently, the performance results for the Debt Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, the operating expenses incurred by the separate accounts are lower than the operating expenses of the Emerging Markets Debt Fund, and, accordingly, the performance results of the Debt Composite are greater than what the Emerging Market Debt Fund’s performance would have been.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

18

Adviser’s Historical Performance Composite

DuPont Capital Management

Emerging Markets Debt Composite

			Primary	Secondary			Composite	Total Firm
	Gross	Net	Benchmark	Benchmark	Number of	Composite	Assets	Assets
Year	Return (%)	Return (%)	Return (%)	Return (%)	Portfolios	Dispersion (%)	($ millions)	($ millions)

2010	21.2	20.4	12.2	12.2	< 5	N/A	299	19,280
2009	66.2	65.2	29.8	29.8	< 5	N/A	288	18,236
2008	−23.4	−23.9	−12.0	−12.0	< 5	N/A	270	16,706
2007	7.2	6.6	6.2	6.2	< 5	N/A	368	21,952
2006	11.4	10.7	9.9	9.9	< 5	N/A	373	21,251
2005	12.6	11.9	10.2	10.2	< 5	N/A	367	18,741
2004	12.4	11.7	11.6	11.6	< 5	N/A	310	19,992
2003	23.2	22.5	22.2	22.2	< 5	N/A	277	18,212
2002	14.3	13.6	14.2	13.7	< 5	N/A	232	15,051
2001	3.7	3.1	−0.8	9.7	< 5	N/A	399	17,668
2000	13.9	13.2	12.0	12.7	< 5	N/A	359	19,623
1999	18.4	17.7	12.1	19.6	< 5	N/A	466	21,677
1998	−9.6	−10.1	−2.5	−8.1	< 5	N/A	484	20,189
1997	28.6	27.8	21.1	10.8	< 5	N/A	469	19,058
1996	39.5	38.7	30.5	37.8	< 5	N/A	420	17,421
1995	37.0	36.2	42.5	27.3	< 5	N/A	269	15,354

The Debt Composite (inception date — 01/01/1995) includes all accounts that are invested primarily in emerging market debt securities utilizing a value-based strategy. The composite benchmark is the JP Morgan EMBI Global Diversified Index. The composite was created on January 1, 1998.

The primary benchmark return is the JP Morgan EMBI Global Diversified Index which is a total return index that tracks the traded market for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities and includes Brady bonds, loans, Eurobonds and external debt instruments. It limits the weights of those Index countries with larger debt stock by only including specified portions of these countries eligible current face amounts of debt outstanding. This benchmark is calculated on a total return basis, and its performance has been linked in the same manner as the Debt Composite. The returns for this index do not include any transaction costs, management fees or other costs. The preferred benchmark for the Debt Composite is the JP Morgan EMBI Global Diversified Index as it is the most representative of our investment universe. Benchmark returns are not covered by the report of independent verifiers. The primary composite benchmark has changed historically as follows: 1/1/95 JP Morgan EMBI Fixed, 10/1/00 JP Morgan EMBI +, 1/1/03 JP Morgan EMBI Global Diversified. The selection of the benchmark is based on the principle that the benchmark should be the best representation of the emerging market debt market and should be broadly used by emerging market debt investors. There have been significant structural changes in the emerging market debt market over the last few decades. For this reason, the benchmark has changed over time. The secondary benchmark is the JP Morgan EMBI Global Diversified since inception.

Performance results reflect the reinvestment of dividends and other earnings. The performance results are calculated according to the Global Investment Performance Standards (GIPS), which differ from those of the SEC. All returns are based in U.S. dollars and are computed using a time-weighted total rate of return. Prior to July 2009, the Debt Composite returns reflect income earned through participation in a securities lending program. The Adviser discontinued participation in the securities lending program after July 1, 2009. The Adviser may use derivatives in the accounts in order to gain an exposure to a market more rapidly or less expensively than could be accomplished through the use of securities. The performance results include the effects of derivatives. Returns are calculated net of nonreclaimable withholding taxes on dividends and interest income. Gross-of-Fees returns are presented before management and

19

custodial fees but after all trading expenses. Net-of-Fees returns are calculated by deducting the highest applicable fee rate in effect for the respective time period from the gross return.

The dispersion of annual returns is measured by the asset weighted standard deviation of account returns represented within the Debt Composite for the full year. For those periods with five or fewer accounts included for the entire year, “N/A” is noted as the dispersion is not considered meaningful.

Past performance is not indicative of future performance. It should not be assumed that results in the future will be profitable or equal to past performance.

20

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its NAV. A Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which a Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

21

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Class C shares, Class D shares and Class I shares of each Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares, Class C shares and Class D are for individuals, corporate investors and retirement plans. Class I shares are only available to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Class D	Class I

Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	No initial sales charge
Deferred sales charge may apply[1]	No deferred sales charge	No deferred sales charge	No deferred sales charge
Lower annual expenses than Class C due to lower distribution and service fees; similar annual expenses as Class D due to the same distribution fees; and higher annual expenses than Class I shares.	Higher annual expenses than Class A, Class D and Class I shares due to higher distribution and service fees	Lower annual expenses than Class C due to lower distribution and service fees; similar annual expenses as Class A due to the same distribution fees; and higher annual expenses than Class I shares.	Lower annual expenses than Class A, Class C and Class D because no distribution or service fees.

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 24 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the Funds’ principal underwriter, BNY Mellon Distributors Inc. (the “Underwriter”), did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in the Funds are offered continuously for sale by the Underwriter. You can purchase Class A shares, Class C shares, Class D shares or Class I shares of the Funds through certain broker-dealers or directly through the Funds’ transfer agent, as discussed below. Shares of the Funds are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Funds reserve the right to waive the minimum initial investment requirement for any investor.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of the Funds’ Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution and service fees for the sale and distribution of shares and for services provided to shareholders. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.

22

Front-End Sales Charge

Sales of Class A shares of the Funds include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.25%

$50,000 but less than $100,000	4.50%	4.71%	4.00%

$100,000 but less than $250,000	3.50%	3.63%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.00%

$500,000 but less than $1,000,000	2.00%	2.04%	1.50%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.

Contingent Deferred Sales Charge (CDSC)

You may be subject to a CDSC if you sell Class A shares of a Fund. If you bought Class A shares without an initial sales charge because your investments in a Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 24 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 24 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a commission was not paid by the Underwriter. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Funds will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of a Fund. This could happen because of the way in which you originally invested in a Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Funds, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of a Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Funds’ transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Funds’ transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Funds’ transfer agent, either directly or through their registered representative or financial

23

intermediary, the complete universe of eligible shareholder accounts (e.g., Individual Retirement Account (“IRA”), non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.

In order for a Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Funds’ transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Funds’ transfer agent with either the applicable account numbers or the applicable tax identification numbers.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of a Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of a Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

For more information on reduced sales charges, please call the Funds at (888) 447-0014 or consult your broker or financial intermediary.

Sales at Net Asset Value

The Funds may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, IRA or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Funds); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and IRAs (including IRAs to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Funds.

CLASS C SHARES

Sales of the Funds’ Class C shares are not subject to a front-end sales charge or a CDSC. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares, Class D shares or Class I shares, Class C shares have higher expenses than Class A shares, Class D shares or Class I shares.

Distribution Plan

The Board of Trustees, on behalf of the Funds’ Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to the

24

shareholders. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of a Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

CLASS D SHARES

Distribution Plan

The Board of Trustees, on behalf of the Funds’ Class D shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class D shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class D shares.

CLASS I SHARES

Sales of the Funds’ Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are only available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $5,000 with respect to Class A shares or Class C shares, and at least $1,000,000 with respect to Class D shares or Class I shares. Mail the application and your check to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 447-0014

The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of additional due diligence. Please contact the Shareholder Services at (888) 447-0014 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 447-0014 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $5,000 with respect to Class A shares or Class C shares, and at least $1,000,000 with respect to Class D shares or Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.

25

Individual Retirement Account Investments

You may invest in the Funds through IRAs including the following:

•	Traditional IRAs

•	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)

•	Spousal IRAs

•	Roth Individual Retirement Accounts (“Roth IRAs”)

•	Coverdell Education Savings Accounts (“Education IRAs”)

•	Simplified Employee Pension Plans (“SEP IRAs”)

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the applicable Fund and that your additional investment is for at least $250 for Class A shares, $500 for Class C shares and $100,000 for Class I shares. There is no minimum additional investment amount with respect to Class D shares. Mail the slip and your check to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 447-0014

By Wire

Please call Shareholder Services toll-free at (888) 447-0014 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $250 for Class A shares, $500 for Class C shares and $100,000 for Class I shares. There is no minimum additional investment amount with respect to Class D shares.

Automatic Investment Plan

You may open an automatic investment plan account for Class A and Class C shares with a $2,500 initial purchase and a $250 monthly investment. This plan is not available for Class D and Class I shares. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (888) 447-0014 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $250. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Funds’ transfer agent at (888) 447-0014.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Purchase Price

Class C, D and I shares of the Funds are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Funds are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.75%. “Good order” means that the purchase request is complete and includes all required information.

26

Financial Intermediaries

You may purchase shares of the Funds through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include: brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Funds when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees. The Funds may also directly enter into agreements with “financial intermediaries” pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Funds’ shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Funds’ shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to the Funds’ shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of a Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Funds may use financial firms that sell their shares to effect portfolio transactions for the Funds, the Funds and the Adviser will not consider the sale of a Fund’s shares as a factor when choosing financial firms to effect those transactions.

27

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information about Sales Charges

Your securities dealer is paid a commission when you buy Class A shares and Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of a Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Funds’ transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Funds may require documentation to support your eligibility.

Rights Reserved by the Funds

The Funds reserve the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Funds. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Funds engaging in activities to a greater extent than they otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of the Funds or the Adviser, may be disruptive to the Funds. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Funds and their shareholders or would subordinate the interests of the Funds and their shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that the Funds may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Funds will apply its procedures in a manner that, in the Funds’ judgment, will be uniform.

There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

28

In order for a financial intermediary to purchase shares of the Funds for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Funds. If a financial intermediary fails to enforce the Funds’ excessive trading policies, the Funds may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Funds charge a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”).

Redemption Fee

Each Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to a Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of such Fund. This redemption fee is not intended to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against your account.

The redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code, as amended and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following: (a) the death of a shareholder; or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e. a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with a Fund;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

29

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 447-0014

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (888) 447-0014. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $250). Call toll-free (888) 447-0014 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Funds may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Funds reserve the right to reject any

30

redemption request for shares recently purchased by check that has not cleared, and the Funds may require that a subsequent request be submitted. Each Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Funds), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares directly through the Funds.

Account Minimum

You must keep at least $5,000 worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $5,000 due to your redemptions (not including market fluctuations), the Funds may redeem your shares and send you a check for the redemption proceeds. Class D and Class I shares require a minimum balance of $1,000,000.

Medallion Signature Guarantees

The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 447-0014 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Funds to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After

31

acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 447-0014.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 447-0014.

Account Statements

The Funds provide you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Class D shares and Class I shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Funds provide the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Funds mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 447-0014 or, if your shares are held through a financial institution, please contact the financial institution directly. The Funds will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Emerging Markets Fund declares and pays dividends from net investment income annually to you. The Emerging Markets Debt Fund declares dividends from net investment income daily and pays such dividends monthly to you. Distributions from net realized capital gains, if any, are declared and paid annually to you. The Funds will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that the Funds will pay either an income dividend or a capital gain distribution.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of a Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

32

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest them in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

33

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Emerging Market Fund’s financial performance for Class I shares through April 30, 2011. Class A, Class C and Class D shares have not yet commenced operations. The Emerging Market Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (888) 447-0014.

Class I
For the Period
December 6, 2010* to
April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income	0.01
Net realized and unrealized gain on investments	0.38

Net increase in net assets resulting from operations	0.39

Net asset value, end of period	$10.39

Total investment return[1]	3.90%[2]
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$96,162
Ratio of expenses to average net assets	1.56%[3]
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	1.62%[3]
Ratio of net investment income to average net assets	0.29%[3]
Portfolio turnover rate	60.0%[2]

*	Commencement of operations.

[1]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[2]	Not annualized.

[3]	Annualized.

[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

34

DUPONT CAPITAL EMERGING MARKETS FUND

DUPONT CAPITAL EMERGING MARKETS DEBT FUND
of
FundVantage Trust

(888) 447-0014

FOR MORE INFORMATION

For additional information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling (888) 447-0014.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (888) 447-0014. Currently, the Funds do not have a website.

Shareholder Inquiries

Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 447-0014
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Funds (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027

DUPONT CAPITAL EMERGING MARKETS FUND

Class A	Class C	Class D	Class I
DCEAX	DCECX	DCEDX	DCMEX
DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Class A	Class C	Class D	Class I
DCDAX	DCDCX	DCDDX	DCDEX
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
September 1, 2011
This Statement of Additional Information (“SAI”) provides information about the DuPont Capital Emerging Markets Fund (the “Emerging Markets Fund”) and the DuPont Capital Emerging Markets Debt Fund (the “Emerging Markets Debt Fund” and, together with the Emerging Markets Fund, the “Funds”). The Funds are series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Funds’ current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Funds at (888) 447-0014.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Funds as separate series of the Trust. This SAI relates only to the Funds. The Funds issue Class A shares, Class C shares, Class D shares and Class I shares. The Emerging Markets Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Emerging Markets Debt Fund is a non-diversified, open-end management investment company registered under the 1940 Act. DuPont Capital Management Corporation (the “Adviser”) serves as the investment adviser to the Funds.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.
BANK OBLIGATIONS. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As a non-fundamental policy, the Emerging Market Fund may not borrow for hedging or leverage purposes.

1

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements [mortgage dollar rolls and sale-buybacks,] that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A Fund may enter into reverse repurchase agreements, [mortgage dollar rolls] and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.]

2

COMMERCIAL PAPER. The Emerging Markets Debt Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such it is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.
CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

3

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
The Funds may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.
High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds by investing in such securities, may incur additional expenses to seek recovery of its respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.
The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.
The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the Adviser deems it in the best interest of shareholders.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

4

DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Emerging Markets Fund may, to the extent permitted by its investment objectives and policies, purchase and sell non deliverable forward contracts (NDF), exchange traded funds (“ETFs”), foreign currency and index futures contracts for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategy. The Emerging Markets Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. If other types of financial instruments, including other types of options, or futures contracts are traded in the future, the Emerging Markets Fund may also use those instruments, provided that such instruments are consistent with the Emerging Markets Fund’s investment objective.
In pursuing its investment objective, the Emerging Markets Debt Fund may purchase and sell (write) both put options and call options on securities, swap agreements, and securities indexes, and enter into interest rate and index futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategies. The Emerging Markets Debt Fund also may enter into swap agreements with respect to interest rates and indexes of securities. The Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Emerging Markets Debt Fund may also use those instruments, provided that such instruments are consistent with the Emerging Markets Debt Fund’s investment objective.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, would not be subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.
The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, such Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies

5

involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, or offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause such Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
If a Fund writes a call option on a security or an index, it may “cover” its obligation under the call option by owning the security underlying the call option, by having an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by a Fund, or by maintaining with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the market value of the security or index underlying the option. A call option written by a Fund is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by such Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index written by a Fund is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option written by a Fund is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by such Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, such Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the

6

put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, such Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a

7

futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, security indexes, and U.S. Treasury securities.
An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between such Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

8

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by such Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting such Fund to purchase the same futures contract at a price no higher than the price of the contract written by such Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to a Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if such Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting such Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by such Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by such Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance such Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for such Fund in the Prospectus.
The requirements for qualification as a regulated investment company (“RIC”) provided under the Internal Revenue Code of 1986, as amended (the “IRC”) also may limit the extent to which the Funds may enter into futures, futures options or forward contracts. See “Taxation of the Funds.”

9

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts. Options on securities, futures contracts, and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.
EMERGING MARKETS. As discussed in the Prospectus, the Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, an “emerging country” is any country that the Adviser believes the World Bank and the International Finance Corporation would consider to be an emerging or developing country, as well as certain other countries discussed in the Prospectus which the Adviser believes to have emerging or developing markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets,

10

such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investments in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Funds may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Funds may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Funds’ performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Derivatives” and “Foreign Currency and Related Transactions.”
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such fund. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their NAVs. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate

11

share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Brady Bonds. The Funds’ emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.
Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.
Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.
Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, and credit and event-linked swaps. A Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may

12

be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, such Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

13

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to such Fund). In connection with credit default swaps in which a Fund is the buyer, such Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to such Fund’s exposure (any accrued but unpaid net amounts owed by such Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, such Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to such Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of such Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.
In January 2009, the Securities and Exchange Commission (“SEC”) issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program will automatically expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange-trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the ability of the Adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the IRC may limit the Funds’ ability to use swap agreements and, if investments in the swaps are made, may cause such Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if

14

the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for such Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Synthetic Equity Swaps. The Funds may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Funds will either pay or receive the net amount. The Funds will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.
Tax Risk. The Funds intend to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC under the IRC, the Funds must invest in assets which produce the types of income specified in the IRC and the Treasury Regulations (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause the Funds to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such

15

instruments as a part of their investment strategies and could ultimately prevent the Funds from being able to achieve their investment objectives. In 2008, multiple committees of the U.S. Congress have held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.
Structured Products
The Funds may invest in structured products, including instruments such as credit-linked securities and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes the Funds to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the NAV of the Funds.
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, the Funds may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Funds would receive as an investor in the trust. The Funds’ investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is

16

expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicated (often referred to as a “reference index”) may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and indexed security may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, the Adviser analyzes these notes and securities in its overall assessment of the effective duration of such Fund’s portfolio in an effort to monitor such Fund’s interest rate risk.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
EQUITY-LINKED SECURITIES. The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivative Instruments” above. Equity-linked securities may be considered illiquid and thus subject to a Fund’s restriction on investments in illiquid securities.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Funds may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

17

(i) When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
(ii) If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.
(iii) If the Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.
(iv) the Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the prediction of the Adviser regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, a Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income.

18

FOREIGN SECURITIES AND EMERGING MARKETS. The Funds may invest in foreign securities, including securities from issuers located in emerging market countries. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money. In addition to equity securities, foreign investments of the Funds may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.
Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Market Risk. A fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States or otherwise adversely affect the Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.
Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (the “Exchange”). Accordingly, the Funds’ foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of

19

securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Funds. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on its investments.
Certain Risks of Holding Fund Assets Outside the United States. The Funds generally hold foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Funds’ ability to recover assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Funds to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
Sovereign Debt. The Funds may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

20

Emerging Capital Markets. As discussed in the Prospectus, the Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Funds. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Funds of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investments in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Funds may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Funds may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect a Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options

21

that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Derivatives” and “Foreign Currency and Related Transactions.”
ILLIQUID SECURITIES. No Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Funds’ Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will

22

accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including ETFs. Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC Staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Funds may not purchase shares of an investment company if: (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example,

23

the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
The Funds intend to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
MONEY MARKET FUNDS. The Funds may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

24

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for resale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. The Emerging Markets Fund does not currently intend to engage in securities lending but may do so upon approval of the Board of Trustees and notice to shareholders. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) a Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a Fund. A Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by such Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.
SHORT SALES. The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

25

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.

26

An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
RIGHTS OFFERINGS AND WARRANTS TO PURCHASE SECURITIES. The Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires such Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, a Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to such Fund under the IRC. See “Taxation of the Funds” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

27

PORTFOLIO TURNOVER. It is expected that the annual portfolio turnover of the Emerging Markets Fund will be approximately 50% to 150%. It is expected that the annual portfolio turnover of the Emerging Markets Debt Fund will be approximately 50% to 100%. However, the annual portfolio turnover may be significantly higher during periods when the investment strategy is transitioning to new sectors that the Adviser believes present more attractive investment opportunities.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
Each Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, each Fund may post information on a website about the number of securities a Fund holds, a summary schedule of investments, a Fund’s top ten holdings, and a percentage breakdown of a Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Funds or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds’ policies and procedures and any applicable confidentiality agreement.
The Funds may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Funds’, or the Adviser’s, employees and affiliates that provide services to the Funds. The Funds may also distribute or authorize the distribution of information about each Fund’s holdings that is not publicly available (on a website or otherwise) to each Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the

28

purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of a Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Funds’ Adviser and service providers have also established procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may a Fund, the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Funds or thier assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Funds and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Funds will not:
1. Except with respect to the Emerging Markets Debt Fund, purchase securities of any one issuer if, as a result, more than 5% of the Emerging Markets Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2. Invest 25% or more of the value of a Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation each non-U.S. country’s government (together with their municipalities and political subdivisions thereof) will be considered to be a separate industry;
3. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of a Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

29

4. Underwrite any issue of securities, except to the extent that the Funds may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
5. Purchase or sell real estate, except that the Funds may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Funds as a result of the ownership of securities;
6. Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Funds may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
7. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. For purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan. In addition, the Funds may (i) lend portfolio securities, (ii) enter into repurchase agreements, and (iii) participate in an interfund lending program with other RICs;
8. Engage in short sales of securities or maintain a short position, except that the Funds may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; and
9. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Funds may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) set aside or “earmark” cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

30

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010, Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

31

					Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust

32

As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS
Principal Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing and predecessor firms since 1993.
JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing and predecessor firms since 1995.
JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.
SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne).

33

The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the

34

aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.
TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former CEO of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Funds and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

35

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in the Funds	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001-$100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None
COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.

36

PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The proxy voting policies and procedures of the Adviser are attached herewith as Exhibit B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available by request by calling the Fund at (888) 447-0014 or on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Funds without the consent or approval of other shareholders. As of August 9, 2011, no persons or entities owned, of record or beneficially, more than 5% of the outstanding equity securities of the Emerging Markets Debt Fund. As of the same date, none of the Trustees or officers of the Trust owned in excess of 1% of any class of outstanding shares of the Emerging Markets Debt Fund. As of August 9, 2011 the only persons known by the Emerging Markets Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Emerging Markets Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of the Emerging Markets Fund.

		Percentage
Name and Address of	Number of Shares Held	of Class I Shares
Owner	of Record or Beneficially	Owned
DuPont Capital Emerging Markets Fund
Lauer & Co. Nominee Name For Glenmede Trust Company N.A. P.O. Box 58997 Philadelphia, PA 19102	1,011,955.430	7.28%

Citigroup Global Markets Inc. 333 West 34th Street 3rd Floor New York, NY 10001	955,740.305	6.88%
INVESTMENT ADVISORY SERVICES
DuPont Capital Management Corporation, the Adviser, is a registered investment adviser located at Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The Adviser is a wholly owned subsidiary of the E. I. du Pont de Nemours and Company, and is an independent registered investment adviser with a broadly diversified product offering. The Adviser, which was established in 1975 and became a SEC registered

37

investment adviser in 1993, offers investment advisory services and global perspective to institutional investors. As of June 30, 2011, the Adviser had over $26.9 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund on 60 days’ written notice to the Adviser without penalty or by the Adviser on 90 days’ written notice to the Trust without penalty. The Investment Advisory Agreement will also terminate automatically in the event of their assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.05% of the average daily net assets of the Emerging Markets Fund and 0.60% of the average daily net assets of the Emerging Markets Debt Fund.
The Adviser has contractually agreed to waive a portion of its investment advisory fee and/or reimburse other operating expenses in order to limit total annual operating expenses less any class specific expenses (such as Rule 12b-1 fees, shareholder servicing fees or transfer agency fees) to 1.60% of average daily net assets of the Emerging Markets Fund and 0.89% of the Emerging Markets Debt Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. The Funds will carry forward, for a period not to exceed three (3) years from the year in which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and, subject to Board of Trustees approval, repay the Adviser such amounts, provided the Funds are able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus. For the fiscal period December 7, 2010 (commencement of operations of the Emerging Markets Fund) to April 30, 2011, the Adviser was paid advisory fees of $273,900.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund’s investment objectives, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of all personnel of the Adviser performing services for each Fund relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of the Fund’s shares; (ii) preparing and executing selling and service agreements; (iii) preparing

38

quarterly 12b-1 reports to the Trust’s Board of Trustees; and (iv) reviewing and submitting to FINRA the Fund’s advertising and sales literature.
The front-end sales load reallowed to dealers as a percentage of the offering price of a Fund’s Class A shares is described in the Prospectus.
Each class of shares of the Funds pays its respective pro-rata portion of the advisory fee payable by the Funds.
PORTFOLIO MANAGERS
The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:
(i)	“Other Accounts Managed.” Other accounts managed by Mr. Zaman and Dr. Zhu, who are the portfolio managers primarily responsible for the day-to-day management of the Funds as of April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.
Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Rafi U. Zaman and Yong Zhu, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

			Number of Accounts	Total Asset Managed
	Total Number	Total	Managed subject to a	subject to a Performance
Types of	of Accounts	Assets	Performance Based	Based Advisory Fee
Accounts	Managed	(million)	Advisory Fee	(million)
Rafi U. Zaman
Registered Investment Companies	1	$4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$1,597	0	$0

Yong Zhu
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$309	0	$0

39

Material Conflicts Of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type in which the Funds invest, and the portfolio managers provide portfolio management services to other accounts using a substantially similar investment strategy as the Funds. The portfolio managers manage accounts subject to a performance-based fee and may manage accounts with materially higher fee arrangements than that of the Funds. The side-by-side management of these accounts with the Funds may raise potential conflicts of interest relating to cross-trading, the allocation of investment opportunities and the aggregation and allocation of trades. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders can not be completely filled or filled at different prices.
Compensation Structure. The Adviser’s compensation package for its portfolio managers is comprised of: (1) base salaries in line with the salaries of other large investment management firms; (2) variable, performance-based cash compensation that can be a high multiple of base salary; and (3) long-term compensation. Compensation is paid based on overall performance, individual efforts and support of overall firm initiatives. On a semiannual basis, a performance review is held between professionals and managers to continually measure performance against a set of identified objectives. The Adviser offers a very competitive Saving Investment Plan (i.e., 401k) with matching grants.
On January 1, 2006, The Adviser implemented a long-term compensation plan based on the growth of The Adviser profits and assets under management. This plan was put in place in order to attract and retain investment talent at The Adviser and is directly tied to the growth of The Adviser’s external business. This long term incentive compensation plan is competitive with plans of other asset management firms.
Ownership of Shares of the Funds. As of April 30, 2011, Mr. Zaman and Dr. Zhu beneficially owned none of the equity securities of the Funds.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities

40

transactions of the Funds. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Emerging Markets Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Administration and Accounting Fee	$28,414

[1]	The Emerging Markets Fund commenced operations on December 7, 2010.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103 serves as the independent registered public accounting firm to the Funds.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed. The Funds have made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581-1722, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to execute the Funds’ portfolio transactions, and the negotiation of brokerage commissions. The cost of portfolio securities transactions of the Funds primarily consists of dealer or underwriter spreads and brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Increasingly, securities traded over-the-counter also involve the payment of negotiated brokerage commissions. In the over-the-counter market, most securities have historically traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
Orders may be directed to any broker or dealer, including, to the extent and manner permitted by applicable law, affiliated persons of the Adviser. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better execution is available elsewhere.

41

The Adviser does not have any specific agreement or understanding with a broker or otherwise that directs the Fund’s brokerage transactions because of the research services provided. In general, however, the Adviser may take the receipt of research services into account in selecting brokers, if the Adviser believes that the broker will provide quality execution at competitive rates.
It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies; economic surveys and analyses; recommendations as to specific securities; research products including quotation equipment and computer related programs; advice concerning the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; services relating to effecting securities transactions and functions incidental thereto (such as clearance and settlement); and other lawful and appropriate assistance to the Adviser in the performance of its decision-making responsibilities. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with a Fund as principal in the purchase and sale of securities. However, affiliated persons of a Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Funds may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Funds as well as its other customers (including any other fund or other investment company or advisory account for which the Adviser acts as investment adviser or sub-adviser) arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Funds as well as its other customers the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Funds and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Funds.
The table below sets forth the brokerage commissions paid by the Emerging Markets Fund for the fiscal period ended April 30, 2011:

42

Fiscal Period
Ended April 30, 2011[1]
Brokerage Commissions Paid by the Emerging Markets Fund	$159,792

[1]	The Emerging Markets Fund commenced operations on December 7, 2010.
For the fiscal period ended April 30, 2011, the Emerging Markets Fund did not pay any brokerage commissions to an affiliate of the Trust.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc. (the “Underwriter”), located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A, Class C and Class D shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of each Fund’s Class I shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Funds and the shareholders of the Funds’ Class A, Class C and Class D shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross

43

negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25%, 1.00% (0.75% distribution fee and 0.25% shareholder service fee) and 0.25%, respectively, on an annualized basis of the Class A, Class C and Class D shares of each Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A, Class C and Class D shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers four separate classes of shares of each Fund: Class A shares, Class C shares, Class D shares and Class I shares. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A, Class C and Class D Shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A, Class C and Class D Shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.
The Funds do not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

44

PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price prior. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. The Emerging Markets Fund ordinarily declares and pays dividends from net investment income quarterly. The Emerging Markets Debt Fund ordinarily declares dividends from net investment income daily and pays such dividends monthly. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
Distributions are taxable to shareholders whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income tax.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.

45

TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends,

46

taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is

47

provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity

48

even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as

49

options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.

50

In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s

51

income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term

52

capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.

53

BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.
Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

54

After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

55

Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

56

FINANCIAL STATEMENTS
The audited financial statements of the Emerging Markets Fund and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Fund at (888) 447-0014.

57

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.
“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
DuPont Capital Management
PROXY VOTING POLICY
DuPont Capital Management (“DCM”) may be required to vote proxies for some client accounts, including proxy solicitations with respect to the portfolio securities of Registered Investment Companies advised or sub-advised by DCM. If DCM determines that a material conflict of interest exists for a client that is a Registered Investment Company, it shall promptly notify the Registered Investment Company’s Board of Directors or Trustees of the conflict of interest and seek guidance from the Board on voting such a proxy. Below is DCM’s proxy voting policy. A copy of DCM’s proxy voting policy and any changes thereto will be provided to DCM’s RIC clients.
Objective. The objective of this policy is to ensure that DCM meets its obligations under proxy voting Rule 206(4)-6 and recordkeeping Rule 204-2 under the Advisers Act, including: voting proxies in the best interests of its clients, disclosing and mitigating conflicts of interest, maintaining appropriate records on votes cast and written requests from clients for proxy voting information, and advising clients on how they can obtain a copy of DCM’s proxy voting policy and information on how their proxies were voted.
RiskMetrics. DCM has engaged RiskMetrics to provide proxy voting recommendations and voting services. These services include implementation of custom voting policies; timely submittals of votes in accordance with the appropriate policy; delivery, upon request, of proxy statements and/or reports on votes cast; and ensuring that corporate action notices, as applicable, are appropriately addressed. RiskMetrics, through its ISS Governance Services (ISS) group, is a recognized provider of proxy voting services. The names RiskMetrics and ISS are used interchangeably throughout this policy.
Voting Options Available to DCM’s Clients. With regard to equity securities managed on its behalf by DCM, a client may (1) reserve the right to vote its own proxies, (2) direct DCM to vote proxies in accordance with the client’s voting policy, in which case DCM will work with RiskMetrics to implement a custom policy in accordance with the client’s wishes, or (3) grant discretion to DCM regarding proxy voting decisions.
Where DCM has discretion on proxy voting decisions, it votes in a manner it determines is in the best interest of (1) the plan participants where DCM is managing ERISA or similar benefit plan assets or (2) the client for all other assets. This is achieved through a custom voting policy that DCM has established with RiskMetrics’ ISS group. In the vast majority of cases, DCM’s custom policy is identical to ISS’s “Benchmark Voting Policy.” There are a few scenarios, however, where DCM votes with management rather than with RiskMetrics’ Benchmark policy, e.g., separation of Chairman and CEO, cumulative voting, rotation of audit firms, and Director and Officer liability protection (except when willful misconduct is indemnified or there is pending litigation against directors), and, in certain cases as described below, ownership thresholds required to call special meetings. The following outlines DCM’s reasons for deviating from the ISS Benchmark Policy:
Separation of Chairman and CEO — DCM believes that the board of directors is in the best position to make this decision. Many well-run companies are led by a Chairman/CEO.
Cumulative voting — Cumulative voting violates the principle of one person-one vote and favors minority special interest groups.
Rotation of audit firms — It is expensive and time consuming to rotate audit firms.
Director and Officer liability protection — Broader indemnification is useful in attracting and retaining qualified directors.
Ownership thresholds for calling special meetings — DCM’s view is that a 25% ownership threshold appropriately balances the rights of shareholders against the expense, disruption, and time requirements associated with holding

B-1

special shareholder meetings. Accordingly, DCM will vote FOR (a) proposals that establish rights to call special meetings when such proposals specify an ownership level of 25% or more and (b) proposals that reduce requirements for calling special meetings from an ownership level above 25% to a level of no less than 25%. DCM will vote AGAINST any proposal to establish or reduce these thresholds below 25%. The standard ISS voting policy votes FOR these proposals without regard to the ownership level specified in the proposal.
In some cases, DCM may decide that special circumstances warrant an override to DCM’s custom policy. Please refer to the Conflicts of Interest section for more information on this process.
Detailed and summary versions of ISS’s voting policies are available at www.riskmetrics.com.
Clients’ Rights to Information. Each DCM client is entitled to a copy of DCM’s proxy voting guidelines and to information on how DCM has voted proxies for shares held in its account(s). This information can be requested through each client’s relationship manager. DCM’s proxy voting administrator obtains the requested information from RiskMetrics’ website or from the representative at RiskMetrics that services DCM’s account and provides a response to the client through DCM’s Marketing and Client Services group.
Records Maintained. DCM is responsible for maintaining various proxy voting records required under Books and Records Rule 204-2.
As permitted under SEC Rules, DCM relies on RiskMetrics to provide proxy statements and voting records on DCM’s behalf. RiskMetrics makes these records available to DCM promptly upon request.
Conflicts of Interest. DCM employees within Business Services periodically review RiskMetrics’ website (which contains a comprehensive due diligence package) and SAS 70 report for evidence of satisfactory segregation between its proxy voting business and its consulting business. In addition to its practices of transparency and disclosure, ISS maintains a “firewall” separating the staff that performs proxy analyses from the members of its Corporate Services business. This firewall includes legal, physical and technological separations. The two groups are separately managed and the compensation of ISS’ proxy analysts is not directly tied to any activities of the Corporate Services business.
At times, proxy voting options that are in the best interests of DCM’s client may not be in the best interest of DCM. This conflict is addressed by DCM in the following ways:
•	DCM relies on ISS’s independent research and voting recommendations in the vast majority of proxy voting decisions. ISS is an industry leader that specializes in voting proxies in the best interests of plan participants and advisory clients.
•	In the cases where DCM’s custom policy varies from the ISS Benchmark policy, DCM has documented its reasoning and obtained the approval of its Chief Compliance Officer for each case where such differences exist. Some examples are highlighted in the Voting Options Available to DCM’s Clients section above.
•	While the DCM custom policy’s recommended voting position is generally accepted by DCM, there may be matters that have a potentially significant impact on the company (e.g., mergers) where a DCM analyst or portfolio manager believes that overriding the recommended vote is in the best interest of plan participants or clients. An equity analyst, equity portfolio manager, or DCM’s Chief Compliance Officer must provide a written, objective rationale explaining why an override is in the best interests of plan participants or clients. Two equity portfolio managers and/or senior DCM officers must sign the override recommendation.
•	Disclosure to clients, upon request, of proxy voting decisions provides transparency and an incentive for DCM to fulfill its obligation to put the interests of its clients before its own interests.
Oversight. While DCM has outsourced the proxy voting activity, it retains an important responsibility to monitor and oversee the services it receives from RiskMetrics. In addition to obtaining various policies and procedures from RiskMetrics, and its annual SAS 70 report, DCM’s proxy voting administrator monitors voting activity through

B-2

reporting tools provided on RiskMetrics’ website. Reporting capabilities include identification of “meetings not voted,” “votes against policy,” and meetings where action may be required by DCM in order to vote proxies. These reports are run at least monthly and any items requiring follow-up are addressed with DCM’s account manager at RiskMetrics. If an error occurs, DCM works with RiskMetrics personnel to ensure that controls are put in place to prevent a recurrence.
DCM’s proxy voting administrator serves as a liaison between portfolio managers and RiskMetrics on voting matters that are voted on a “case-by-case” basis, and maintains records of decisions on such votes. Portfolio managers are responsible for handling overrides as described in the “Conflict of Interest” section above, and for providing written voting instructions on case-by-case proxy issues.
DCM’s Fiduciary Committee has a role in reviewing and approving DCM’s proxy voting policy and changes thereto.

B-3

ESTABROOK VALUE FUND

Class A	Class C	Class I	Class R
ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Class A	Class C	Class I	Class R
EEFAX	EEFCX	EEFIX	EEFRX
OF
FUNDVANTAGE TRUST
PROSPECTUS
September 1, 2011
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIES
ESTABROOK VALUE FUND
Investment Objective
The Estabrook Value Fund (the “Value Fund” or the “Fund”) seeks to achieve long-term capital appreciation and growth of income.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses [2]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.58%	2.33%	1.33%	1.83%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other expenses” are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C and Class R shares and $100,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$726	$1,045
Class C	$236	$727
Class I	$1,354	$4,214
Class R	$186	$576

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, will primarily invest in common stocks and other equity or equity-related securities that the Adviser believes to have favorable prospects for capital appreciation and/or dividend-paying ability. There are no limits on the market capitalizations of the companies in which the Fund may invest.
The Adviser’s stock selection process begins with a top-down analysis focusing on those macro-economic conditions that it believes will impact the United States economy. The Adviser applies this broad analysis to its stock selection process by screening over 5,000 companies based on numerous measurements of their value. From this universe, the Adviser looks to invest in companies that are trading at a discount to their peers based on price-to-earnings ratio, price-to-book value and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA), among other measurements. The Adviser also looks to invest in companies that it believes will generate above market dividend yields. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry or group of industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The Adviser also seeks to invest in companies that it believes are experiencing a full range of potentially positive changes, ranging from the implementation of a new management team or product launch, to a significant cost-cutting initiative, or a merger or acquisition, or a reduction in industry capacity that may lead to improved pricing. Additionally, the Adviser may seek to invest in companies whose earnings potential has increased or is expected to increase more than consensus estimates; companies that have enjoyed a perceived level of popularity only to have fallen temporarily out of favor for reasons that the Adviser considers non-recurring or short-term; and companies that the Adviser believes are undervalued in relation to their competitors in the same industry. The Adviser may sell a security if its prospects for capital appreciation or income decline or when the Adviser deems it to be an unattractive investment.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.
•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Estabrook Capital Management LLC
Portfolio Managers
•	George D. Baker is Director of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	Bridget Best is a Portfolio Manager of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	Brad Cragin is the Director of Equity Research of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	David P. Foley is a Portfolio Manager of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	Lewis S. Lee. Sr. is the President of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	Henry A. Wilmerding, III is a Director of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I	Class R
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000	$500
	Additional Investments	$50	$50	$100	$100

Individual Retirement Accounts	Initial Investment	$500	$500	Not Available	Not Available
	Additional Investments	$50	$50	Not Available	Not Available

Automatic Investment Plan	Initial Investment	$2,500	$2,500	Not Available	Not Available
	Additional Investments	$50	$50	Not Available	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Estabrook Value Fund	Estabrook Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 447-7443
Purchase by wire:
Please contact Fund shareholder services (“Shareholder Services”) at (888) 447-7443 for current wire instructions.
Redemption by telephone:
Call (888) 447-7443.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND
Investment Objective
The Estabrook Investment Grade Fixed Income Fund (the “Fixed Income Fund” or the “Fund”) seeks to achieve high current income and capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses [2]	2.00%	2.00%	2.00%	2.00%
Total Annual Fund Operating Expenses [3]	2.90%	3.65%	2.65%	3.15%
Fee Waiver and/or Expense Reimbursement [3]	(1.95%)	(1.95%)	(1.95%)	(1.95%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [3]	0.95%	1.70%	0.70%	1.20%

[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed: (i) 0.70% (on an annual basis) of the average daily net assets of the Fund during the period beginning on the date of commencement of operations of the Fund and ending August 31, 2012, and (ii) 1.00% (on an annual basis) of the average daily net assets of the Fund during the period beginning on September 1, 2012 and ending August 31, 2014 (the “Expense Limitation”), unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C and Class R shares and $100,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$468	$666
Class C	$173	$536
Class I	$715	$2,239
Class R	$122	$381
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 23, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 98.85% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its assets in investment grade fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund will consider a security investment grade if it is rated Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”). The Fund typically selects fixed income securities from several sectors including: U.S. Treasuries and agency securities and corporate bonds. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 20% of its total assets in high yield securities, or “junk bonds,” rated Ba1 or lower by Moody’s or BB+ or lower by S&P and Fitch.
The Adviser expects that the Fund’s duration will be between 3 and 6 years; however, the Fund’s duration may be lengthened or shortened beyond this range depending on market conditions. The Fund’s average portfolio duration is expected to vary within three years (plus or minus) of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (“Barclays Government/Credit Index”), which is the Fund’s benchmark. On April 30, 2011 the duration of the Fund’s benchmark was 3.9 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a fund’s duration, the more sensitive a fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.
The Fund uses a top-down investment process that begins with an assessment of the domestic and global economic environment. Incorporated in the process is an extensive review of current credit trends, the level of interest rates, the shape of the yield curve, and the level of volatility. The Adviser’s investment team then sets various parameters for the Fund which includes duration, yield curve exposure, sector weightings and credit quality. Using these parameters, the Adviser’s investment team uses credit analysis in addition to utilizing various value metrics to formulate decisions to select particular sectors and securities. An example of a value metric would be the additional yield spread provided by a particular fixed income security in excess of that offered by U.S. Treasuries. Throughout this process, the Adviser’s investment team focuses on selecting investments that it believes will provide current income and the opportunity for capital appreciation. The Adviser may sell a security if its prospects for income or capital appreciation decline or when the Adviser deems it to be an unattractive investment.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Estabrook Capital Management LLC
Portfolio Managers
•	Charles T. Foley is the Chairman of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	David P. Foley is a Portfolio Manager of Estabrook and has been a member of the team managing the Fund since its inception in 2010.

•	Lewis S. Lee, Sr. is the President of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	Daniel S. Oh is the Director of Fixed Income of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
•	Henry A. Wilmerding, III is a Director of Estabrook and has been a member of the team managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I	Class R
Regular Accounts	Initial Investment	$2,500	$2,500	$100,000	$500
	Additional Investments	$50	$50	$100	$100

Individual Retirement Accounts	Initial Investment	$500	$500	Not Available	Not Available
	Additional Investments	$50	$50	Not Available	Not Available

Automatic Investment Plan	Initial Investment	$2,500	$2,500	Not Available	Not Available
	Additional Investments	$50	$50	Not Available	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Estabrook Investment Grade Fixed Income Fund	Estabrook Investment Grade Fixed Income Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 447-7443
Purchase by wire:
Please contact Shareholder Services at (888) 447-7443 for current wire instructions.
Redemption by telephone:
Call (888) 447-7443.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INVESTMENT OBJECTIVES
The Value Fund seeks to achieve long-term capital appreciation and growth of income. The Fixed Income Fund seeks to achieve high current income and capital appreciation.
The Value Fund’s and the Fixed Income Fund’s (each, a “Fund” and, together, the “Funds”) investment objectives may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.
OTHER INVESTMENT STRATEGIES
Each Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).
Each Fund may invest in derivative instruments. Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The risks of investing in derivative instruments include interest rate, market, credit and management risks, lack of liquidity, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested.
Each Fund may invest in securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. Each Fund may also hedge overall portfolio exposure through the purchase and sale of index and individual put and call options. Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.
Each Fund may also invest in shares of exchange-traded funds (“ETFs”), whose underlying investments are consistent with each Fund’s investment objective. As a shareholder in an ETF, a Fund would bear its pro-rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. Each Fund may also make short sales of securities that it owns. Short sales involve the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Each Fund may also invest in real estate investment trusts (“REITs”), such as equity REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools. Interests held in REITs and other companies principally engaged in the real estate industry are subject to risks similar to those of direct investments in real estate. These risks include fluctuating property values, locally, regionally and nationally, which are affected by various factors including interest rates, property taxes, operating expenses, occupancy rates, environmental regulations and contamination, availability of credit, uninsured casualty and condemnation.
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that a Fund will achieve its investment objective.
The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”). Additional information about these investment strategies and practices and related risks is provided in the Fund’s SAI.
RISKS
The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Credit Risk (Fixed Income Fund): The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fixed Income Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•	High Yield Securities Risk (Fixed Income Fund): High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield securities prices by lessening the ability of securities’ issuers to make principal and interest payments. These securities are often thinly traded and can be more difficult to sell and value accurately than investment grade securities. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield securities market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high profile default or just a change in the market’s psychology.
•	Interest Rate Risk (Fixed Income Fund): The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fixed Income Fund will vary with changes in interest rates. The longer the average maturity of Fixed Income Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a fund’s duration, the more sensitive a fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.
•	Limited History of Operations (Value Fund and Fixed Income Fund): Each Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which a Fund invests.
•	Management Risk (Value Fund and Fixed Income Fund): As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk (Value Fund and Fixed Income Fund): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.
•	Opportunity Risk (Value Fund and Fixed Income Fund): The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Prepayment Risk (Fixed Income Fund): The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
•	Sector Risk (Value Fund): The Value Fund may focus its investments from time to time in one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Value Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Value Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.
•	U.S. Government Agencies Securities Risk (Fixed Income Fund): Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.
•	Value Investing Risk (Value Fund): A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Value Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (888) 447-7443. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS
The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.
INVESTMENT ADVISER
Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) is a registered investment adviser located at 875 Third Avenue, 15th Floor, New York, New York 10022. Estabrook was founded in 1970 and, in addition to serving as the investment adviser to the Funds, provides portfolio management services to high net worth individuals, pension and profit sharing plans, charitable organizations, state or municipal government agencies and wrap accounts. As of July 31, 2011, Estabrook had approximately $2.2 billion in assets under management. Estabrook, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Estabrook is entitled to receive an investment advisory fee of 0.95% of the Value Fund’s average net assets and 0.65% of the Fixed Income Fund’s average net assets.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Estabrook and the Trust, on behalf of the Fixed Income Fund, is available in the Fixed Income Fund’s semi-annual report to shareholders for the fiscal period ended October 31, 2010. A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Estabrook and the Trust, on behalf of the Value Fund, will be available in the Value Fund’s first shareholder report after commencement of operations.
PORTFOLIO MANAGERS
ESTABROOK VALUE FUND
George D. Baker, CFA, Director, is a member of the investment team at Estabrook. Mr. Baker joined Estabrook in 1997. Mr. Baker received a B.S. degree from the University of Pennsylvania.
Bridget Best, Portfolio Manager, is a member of the investment team at Estabrook. Ms. Best joined Estabrook in 2002 as an Assistant Portfolio Manager. She began her investment career in 2001 at Security Asset Management. Ms. Best holds a B.A. from Trinity College.
Brad Cragin, Director of Equity Research, is a member of the investment team at Estabrook. Before joining Estabrook in 2008, Mr. Cragin was Vice President, Global Investment Research at Goldman Sachs & Co. since 2004. Mr. Cragin earned a B.S. from Georgetown University.
David P. Foley, Portfolio Manager, is a member of the investment team at Estabrook. Mr. Foley joined Estabrook after receiving an M.B.A. from the University of Michigan in 2005. He also earned a B.A. in History from Georgetown University.
Lewis S. Lee, Sr., President, is a member of the investment team at Estabrook. Mr. Lee joined Estabrook in 2004. Before joining Estabrook, Mr. Lee was Head of Corporate Finance and the Chairman of the Equity Commitment Committee for Merrill Lynch Asia Pacific. Prior to joining Merrill Lynch, he was an Executive Director at Goldman Sachs. Mr. Lee has an A.B. degree from Dartmouth College and a J.D. from Columbia Law School.
Henry A. Wilmerding, III, Director, is a member of the investment team at Estabrook. Before joining Estabrook in 1995, Mr. Wilmerding worked in the Investment Advisory Department of Brown Brothers Harriman & Co. Mr. Wilmerding holds an M.B.A. degree from the Columbia University Graduate School of Business and a B.A. degree from Colby College.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND
Charles T. Foley, Chairman, is a member of the investment team at Estabrook. Mr. Foley founded Estabrook in 1970 and has been in the asset management business for over 35 years since starting his career at Brown Brothers Harriman & Co. Mr. Foley received a B.A. from Manhattan College and an M.B.A. from Columbia Business School.
David P. Foley, Portfolio Manager, is a member of the investment team at Estabrook. Mr. Foley joined Estabrook after receiving an M.B.A. from the University of Michigan in 2005. He also earned a B.A. in History from Georgetown University.
Lewis S. Lee, Sr., President, is a member of the investment team at Estabrook. Mr. Lee joined Estabrook in 2004. Before joining Estabrook, Mr. Lee was Head of Corporate Finance and the Chairman of the Equity Commitment Committee for Merrill Lynch Asia Pacific. Prior to joining Merrill Lynch, he was an Executive Director at Goldman Sachs. Mr. Lee has an A.B. degree from Dartmouth College and a J.D. from Columbia Law School.
Daniel S. Oh, Director of Fixed Income, is a member of the investment team at Estabrook. Prior to joining Estabrook in 2009, he was a non-agency mortgage trader at Merrill Lynch since 2005. Mr. Oh began his career at Morgan Stanley where he focused on interest rate products. He also worked at Seneca Financial Group where he was responsible for advising distressed companies and creditors in corporate restructuring and bankruptcy situations. He received his M.B.A from the University of Michigan and his B.A. from Columbia University.
Henry A. Wilmerding, III, Director, is a member of the investment team at Estabrook. Before joining Estabrook in 1995, Mr. Wilmerding worked in the Investment Advisory Department of Brown Brothers Harriman & Co. Mr. Wilmerding holds an M.B.A. degree from the Columbia University Graduate School of Business and a B.A. degree from Colby College.
The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER
Shown on the opposite page is performance information for the Adviser’s Equity Composite (the “Composite”), a composite of all fully discretionary accounts managed by the Adviser that are managed with the same investment objective as the Value Fund, and are subject to substantially similar investment policies and techniques as those used by the Value Fund. The results presented are not intended to predict or suggest the return to be experienced by the Value Fund or the return that an individual investor might achieve by investing in the Value Fund.
The Composite for which results are reported is both gross of fees and “net” of fees (after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). However, the Composite is not subject to the same type of expenses to which the Value Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Value Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, the operating expenses incurred by the separate accounts are lower than the operating expenses of the Value Fund, and, accordingly, the performance results of the Composite are greater than what Fund performance would have been.
Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

	Total Firm	Composite Assets		Annual Performance Results
Year	Assets	USD	Number of	Composite		S&P	Composite
End	(millions)	(millions)	Accounts	Gross-of-fees	Net-of-fees	500	Dispersion
2010	2,175	544	152	16.32%	15.20%	15.06%	2.8%
2009	2287	597	159	24.60%	23.42%	26.47%	7.6%
2008	2159	567	195	-38.19%	-38.89%	-36.99%	3.6%
2007	746	248	77	20.05%	18.92%	5.49%	4.9%
2006	586	210	70	13.81%	12.71%	15.78%	2.9%
2005	490	183	64	17.56%	16.43%	4.89%	5.9%
2004	401	142	48	18.88%	17.75%	10.87%	5.3%
2003		585	164	24.66%	23.49%	28.68%	3.3%
2002		417	156	-17.41%	-18.28%	-22.10%	5.0%
2001		556	163	-12.20%	-13.11%	-11.89%	4.9%
2000		579	154	4.22%	3.19%	-9.10%	5.4%
The results shown above: (1) represent a composite of fully discretionary accounts with substantially similar investment objectives, policies and strategies to the Value Fund, including those accounts no longer with the firm; (2) are time weighted total rates of return expressed in U.S. Dollars; (3) reflect all income, gains and losses and the reinvestment of any dividends or capital gains without provision for federal or state income taxes; and (4) are shown both gross of fees and “net” of fees (after deduction of advisory, brokerage or other expenses (excluding fees such as custody fees, consulting fees or fees of other service providers which are paid separately by the investor)). Net of fees performance was calculated by applying the Adviser’s highest management fee of 1% of total market value per annum to actual gross-of-fees performance numbers. The Composite was created on September 1, 2006.
“Firm” assets include all fee-paying accounts of the Adviser under management. On April 1, 2008, Grove Creek Asset Management LLC acquired 100% of the assets of Estabrook Capital Management LLC and changed its name to Estabrook Capital Management LLC. Grove Creek Asset Management LLC began operations on January 1, 2004. Performance results prior to 2004 have been linked from the legacy Estabrook Capital Management LLC composite. “Total Firm Assets” for the period 2000-2003 have been excluded.
The “Annual Composite Dispersion” presented is an asset-weighted standard deviation for the accounts included in the Composite for the entire year. Standard deviation is a statistical measure of the degree to which an individual account’s return varies from the mean return for the Composite. A high “Composite Dispersion” percentage would indicate greater volatility and thus greater potential risk.
The average market capitalization of portfolios in the Composite may differ from the weighted average market capitalization of the index. Market capitalization is the value of a corporation as determined by the market price of its issued and outstanding shares of common stock. Additionally, the volatility of the Standard & Poors 500 Index (“S&P 500 Index”) may be greater or less than the volatility of the separate accounts in the Composite. The S&P 500 Index is a non-managed index that does not accrue advisory or transactional expenses. The Composite does not have an investment goal of achieving returns that correlate with any particular benchmark over the long term.
The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (“GIPS”). A complete list and description of each of the Adviser’s composites, as well as additional information regarding policies for calculating and reporting returns, are available upon request. The standard investment management fee schedule for the Composite is 1% per annum. Actual investment advisory fees incurred by clients may vary. The minimum value of accounts included in the Composite is $500,000.
The information above has not been audited by the Funds’ independent registered public accounting firm, and the Funds’ independent registered public accounting firm does not express an opinion thereon.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
NAV =	– Value of Liabilities Attributable to the Shares
Number of Outstanding Shares
Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES
Share Classes
The Trust offers Class A shares, Class C shares, Class I shares and Class R shares of each Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are for individuals, corporate investors and retirement plans. Class I shares are only available to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization. Class R shares are typically offered to employee benefit plans including, but not limited to, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares are also generally available only to retirement plans where plan level or omnibus accounts are held on the books of a fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts (“Education IRAs”), simplified employee pension (“SEPs”), Salary Reduction Simplified Employee Pension Plan (“SARSEPs”), Savings Incentive Match Plan for Employees (“SIMPLE IRAs”) and 529 college savings plans.

Class A	Class C	Class I	Class R
Initial sales charge of 5.75% or less with respect to the Value Fund and 3.75% or less with respect to the Fixed Income Fund	No initial sales charge	No initial sales charge	No initial sales charge

Deferred sales charge may apply [1]	No deferred sales charge	No deferred sales charge	No deferred sales charge

Lower annual expenses than Class C and Class R shares due to lower distribution fees; Higher annual expenses than Class I shares	Higher annual expenses than Class A, Class I and Class R shares due to higher distribution fees	Lower annual expenses than Class A, Class C and Class R shares due to no distribution fee	Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Class A and Class I shares due to higher distribution fees

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the Funds’ principal underwriter, BNY Mellon Distributors Inc. (the “Underwriter”), did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in a Fund are offered continuously for sale by the Underwriter. You can purchase Class A shares, Class C shares, Class I shares or Class R shares of a Fund through certain broker-dealers or directly through the Funds’ transfer agent, as discussed below. Shares of each Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. Each Fund reserves the right to waive the minimum initial investment requirement for any investor.
CLASS A SHARES
Distribution Plan
The Board of Trustees, on behalf of each Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.
Front-End Sales Charge
Sales of Class A shares of each Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following tables:
Value Fund:
Class A Shares —
Front-End Sales Charge

	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price
Less than $25,000	5.75%	6.10%	5.50%
$25,000 but less than $50,000	5.00%	5.26%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1 million	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00%
Fixed Income Fund:
Class A Shares —
Front-End Sales Charge

	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $500,000	3.50%	3.63%	3.25%
$500,000 but less than $750,000	2.50%	2.56%	2.25%
$750,000 but less than $1 million	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00%
The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.

Contingent Deferred Sales Charge (CDSC)
You may be subject to a CDSC if you sell Class A shares of a Fund. If you bought Class A shares without an initial sales charge because your investments in a Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 18 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a commission was not paid by the Underwriter. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, a Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.
You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of a Fund. This could happen because of the way in which you originally invested in a Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of a Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. Each Fund may change or cancel these terms at any time.
Reduced Sales Charges
You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of a Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Funds’ transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Funds’ transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Funds’ transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.
In order for a Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Funds’ transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Funds’ transfer agent with either the applicable account numbers or the applicable tax identification numbers.
Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of a Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of such Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.
Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.
For more information on reduced sales charges, please call the Funds at (888) 447-7443 or consult your broker or financial intermediary.
Sales at Net Asset Value
Each Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to a Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which SEP contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.
CLASS C SHARES
Sales of each Fund’s Class C shares are not subject to a front-end sales charge or a CDSC. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares, Class I shares or Class R shares, Class C shares have higher expenses than Class A shares, Class I shares or Class R shares.
Distribution Plan
The Board of Trustees, on behalf of each Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of a Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.
CLASS I SHARES
Sales of each Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are only available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

CLASS R SHARES
Sales of each Fund’s Class R shares are not subject to a front-end sales charge or a CDSC. Class R shares are typically offered to employee benefit plans including, but not limited to, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Because Class R shares pay a higher Rule 12b-1 fee than Class A shares or Class I shares, Class R shares have higher expenses than Class A shares or Class I shares.
Distribution Plan
The Board of Trustees, on behalf of each Fund’s Class R shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class R shares provides for payments of up to 0.50% of the average daily net assets of each Fund’s Class R shares.
TO OPEN AN ACCOUNT
By Mail
Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $2,500 ($500 if investing in an IRA) with respect to Class A shares or Class C shares, at least $100,000 with respect to Class I shares and at least $500 with respect to Class R shares. Mail the application and your check to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 447-7443
The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of additional due diligence. Please contact the Adviser at (212) 605-5520 for more information.
By Wire
To make a same-day wire investment, call Shareholder Services toll-free at (888) 447-7443 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $2,500 ($500 if investing in an individual retirement account) with respect to Class A shares or Class C shares, at least $100,000 with respect to Class I shares and at least $500 with respect to Class R shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”
Individual Retirement Account Investments
You may invest in the Funds through the following individual retirement accounts:
•	Traditional IRAs
•	SIMPLE IRAs

•	Spousal IRAs
•	Roth IRAs
•	Education IRAs
•	SEP IRAs
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the applicable Fund and that your additional investment is for at least $50.00 for Class A or Class C shares and at least $100 with respect to Class I or Class R shares. Mail the slip and your check to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 447-7443
By Wire
Call Shareholder Services toll-free at (888) 447-7443 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $50.00 for Class A or Class C shares and at least $100 with respect to Class I or Class R shares.
Automatic Investment Plan
You may open an automatic investment plan account for Class A and Class C shares with a $2,500 initial purchase and a $50.00 monthly investment. This plan is not available for Class I shares or Class R shares. If you have an existing account that does not include the automatic investment plan, you can contact the Funds at (888) 447-7443 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $50.00. Each Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Funds’ transfer agent at (888) 447-7443.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. Each Fund may alter, modify or terminate this purchase option at any time.

Purchase Price
Class C, I and R shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of each Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.75% with respect to the Value Fund and up to 3.75% with respect to the Fixed Income Fund. “Good order” means that the purchase request is complete and includes all required information.
Financial Intermediaries
You may purchase shares of each Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at each Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on each Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Funds’ transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Networking and Sub-Transfer Agency Fees. Each Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Funds may use financial firms that sell Funds’ shares to effect portfolio transactions for the Funds, the Funds and the Adviser will not consider the sale of Funds’ shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A shares or Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
Reinvestment Privilege for Class A Shares
For a period of 60 days after you sell Class A shares of a Fund, you may reinvest your redemption proceeds in Class A shares of such Fund at NAV. You, your broker or your financial adviser must notify the Funds’ transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Funds may require documentation to support your eligibility.
Rights Reserved by the Funds
Each Fund reserves the right to:
•	reject any purchase order;
•	suspend the offering of shares;
•	vary the initial and subsequent investment minimums;
•	waive the minimum investment requirement for any investor; and
•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of a Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to each Fund and its shareholders, each Fund (i) charges a redemption fee of 1% on shares redeemed within ninety (90) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of such Fund or the Adviser, may be disruptive to such Fund. A Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in a Fund in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, a Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. Each Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Fund will apply its procedures in a manner that, in a Fund’s judgment, will be uniform.
There is no guarantee that a Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, such Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Funds charge a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption Fee”).
Redemption Fee
Each Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to a Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of such Fund. This redemption fee is not intended to accommodate short-term trading and each Fund will monitor the assessment of redemption fees against your account.
The 1.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code, as amended and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with a Fund;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. Each Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of a Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Each Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 447-7443
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call toll-free (888) 447-7443. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, a Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. Each Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan
Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (888) 447-7443 to request a form to start the Systematic Withdrawal Plan.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. Each Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares directly through the Funds.
Account Minimum
You must keep at least $500 worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $500 due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds. Class R shares require and minimum balance of $1,000 and Class I shares require a minimum balance of $100,000.
Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When a Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 447-7443 for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires each Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, each Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 447-7443.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 447-7443.
Account Statements
Each Fund provides you with these helpful services and information about your account:
•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Class I and Class R shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service (“IRS”), if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
Each Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents
To reduce expenses, a Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 447-7443 or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
For the Value Fund, dividends from the net investment income and distributions of net capital gain, if any, are declared and paid annually to you. For the Fixed Income Fund, dividends from the net investment income of the Fund, if any, are declared and paid monthly to you. Any net capital gain realized by the Fixed Income Fund will be distributed annually. A Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that a Fund will pay either an income dividend or a capital gain distribution.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.
Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest them in additional shares of the Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals (with income exceeding $200,000 or $250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fixed Income Fund’s financial performance for Class I shares through April 30, 2011. The Value Fund has not yet commenced operations. The Funds’ fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fixed Income Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fixed Income Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, whose report, along with the Fixed Income Fund’s financial statements, is included in its Annual Report. The Fixed Income Fund’s 2011 Annual Report is incorporated by reference into the Funds’ SAI and is available upon request by calling (888) 447-7443.

	Class I
	For the Period
	July 23, 2010* to
	April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income	0.17	(1)
Net realized and unrealized gain on investments	0.06	(1)

Net increase in net assets resulting from operations	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.17)

Net asset value, end of period	$10.06

Total investment return(2)	2.29	%(3)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$13,034
Ratio of expenses to average net assets	0.70	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.65	%(4)
Ratio of net investment income to average net assets	2.24	%(4)
Portfolio turnover rate	98.85	%(3)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Not annualized.

(4)	Annualized.

(5)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

ESTABROOK VALUE FUND
ESTABROOK INVESTMENT GRADE FIXED INCOME FUND
(888) 447-7443
FOR MORE INFORMATION
For additional information about each Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about each Fund’s investments including performance data, information on each Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling (888) 447-7443.
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of each Fund’s policies, investment restrictions, risks and business structure, including a description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (888) 447-7443. Currently, the Funds do not have a website.
Shareholder Inquiries
Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 447-7443
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and information about each Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

ESTABROOK VALUE FUND

Class A	Class C	Class I	Class R
ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Class A	Class C	Class I	Class R
EEFAX	EEFCX	EEFIX	EEFRX
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
September 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Estabrook Value Fund (the “Value Fund”) and the Estabrook Investment Grade Fixed Income Fund (the “Fixed Income Fund”) (each a “Fund” and together the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Funds’ current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Funds at (888) 447-7443.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Funds as separate series of the Trust. Two such series are described in this Statement of Additional Information (“SAI”): The Estabrook Value Fund (the “Value Fund”) and the Estabrook Investment Grade Fixed Income Fund (the “Fixed Income Fund”) (each a “Fund” and together the “Funds”). Each Fund issues Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.
The Fixed Income Fund normally invests at least 80% of its total assets in investment grade fixed income securities. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Subject to the Funds’ limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry (See “Investment Limitations”), there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

1

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of a Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and

2

six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, a Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible debt security is a bond, debenture, note, preferred stock or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such it is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.
CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds,

3

debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” For a discussion of securities rated below-investment grade, see “Below-Investment Grade Securities” below.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing their individual objectives, the Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent they may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment objective.

4

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is

5

maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired

6

without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), none of the Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, the Funds are not subject to registration or regulation as such under

7

the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.
Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, each Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

8

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on the NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.
The requirements for qualification as a regulated investment company provided under the Internal Revenue Code of 1986, as amended (the “IRC”) also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation of the Funds.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

9

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Certain restrictions imposed on the Funds by the IRC may limit a Fund’s ability to invest in commodity futures contracts.
Tax Risk. The Funds intend to qualify annually to be treated as a regulated investment companies (“RICs”) under the IRC. To qualify as RICs, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the

10

instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment polices, the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it

11

risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

12

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect a Fund’s ability to enter into swap agreements.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the IRC, may limit a Fund’s ability to use swap agreements, and, if investments in the swaps are made, may cause such Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union,

13

insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent a Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Funds from being able to achieve their investment objectives. Recently, multiple committees of the U.S. Congress have held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC is also investigating allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While none of this regulatory or legislative activity has a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if these or similar measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use these instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
DOLLAR ROLLS. The Funds may enter into dollar roll agreements, which are similar to reverse repurchase agreements. Dollar rolls are transactions in which securities are sold by a Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment

14

agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time a Fund enters into a dollar roll, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.
EVENT-LINKED EXPOSURE. The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Funds to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
Standby Commitments. Each Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.
Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.
Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled

15

with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. Any investments in tender option bonds by the Funds will be accounted for subject to Financial Accounting Standards Board Statement No. 140 and amendments thereto.
In selecting put bonds for the Funds, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.
Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

(i)	When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

(ii)	If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

(iii)	If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the bond.

16

(iv)	The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, a Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable distributions made by a Fund and could affect whether distributions paid by a Fund are classified as capital gains or ordinary income.
Foreign Currency Exchange-Related Securities.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to

17

which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange-Rate Linked Securities. Principal exchange-rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees

18

are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

19

GUARANTEED INVESTMENT CONTRACTS. The Funds may invest in guaranteed investment contracts (“GICs”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.
Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Tax Risk. The Funds intend to qualify annually to be treated as a regulated investment companies (“RICs”) under the IRC. To qualify as RICs, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions

20

ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in losses to such Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

21

Any increase in the principal amount of an inflation-indexed bond will give rise to currently taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable. These limitations currently provide, in part, that the Funds may not purchase shares of an investment company if: (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other

22

companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
LOAN PARTICIPATIONS. Each of the Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”).
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Funds may invest in loan participations with credit quality comparable to that of the issuers of each Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in

23

significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.
MASTER LIMITED PARTNERSHIPS. The Value Fund may invest in Master Limited Partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the IRC. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.
Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions. To the extent that an MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law

24

governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.
MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

25

Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

26

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private

27

organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in confiict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related

28

security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on

29

real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The

30

yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Funds also may invest in other types of asset-backed securities.

31

MUNICIPAL SECURITIES. The Funds each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. See “Taxation of the Funds” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General obligation securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or special obligation securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, a Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond anticipation notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax anticipation notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.
Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued by or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Funds” for a summary of some of the federal income tax consequences to shareholders of a Fund investing in IDBs and PABs.

32

Resource Recovery Bonds. Resource recovery bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-exempt commercial paper and short-term municipal notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA.
Put Bonds. Put bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in the Prospectus, each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on an NRSRO evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P and Fitch) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, a Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors

33

in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s investment adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

34

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
RATINGS AS INVESTMENT CRITERIA. In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their Adviser to evaluate potential investments. Among the factors that may be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.
Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events may require sale of such securities by a Fund, but the Adviser may consider such events in its determination of whether such Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a Fund may attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

35

REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that

36

such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.
SHORT SALES. The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency

37

or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment (including “TBA” (to be announced)) basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

38

When a Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a regulated investment company (“RIC”) under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to the Fund under the IRC. See “Taxation of the Funds” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of each Fund. The policies and procedures are designed to allow disclosure of each Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about a Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
Each Fund provides portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities.
Each Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, each Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement

39

and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the Trust’s CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
Each Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund’s, or an investment adviser’s, employees and affiliates that provide services to the Fund. Each Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Funds’ investment adviser and service providers will establish procedures to ensure that each Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, each Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
Each Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to each Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. A Fund will not:
     1. Purchase securities of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in securities of that issuer or such Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of a Fund’s total assets may be invested without regard to this limitation; and

40

(b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations
     2. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of a Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
     3. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by a Fund are not deemed to be pledges or hypothecations);
     4. Underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
     5. Invest 25% or more of the value of a Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation, states, municipalities and their political subdivisions are not considered to be part of any industry;
     6. Purchase or sell real estate or interests therein, although a Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
     7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but a Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
     8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
     9. Engage in short sales of securities or maintain a short position, except that a Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
     10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

41

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, Estabrook Capital Management LLC, another investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010;	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne is an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

42

					Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch

43

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.		Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust.
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

44

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on

45

such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

46

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former CEO of US Funds Services,and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, the distributor, the transfer agent, the custodian and the independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in a Fund and in all registered investment companies overseen by the Trustees within the Trust Complex, as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

47

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

		Pension or		Total
	Aggregate	Retirement Benefits	Estimated	Compensation
	Compensation	Accrued as Part of	Annual Benefits	from the Trust
Name of Trustee	from the Trust	the Trust’s Expenses	upon Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis, or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to the Funds. The investment adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Funds. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

48

The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. Each Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available without charge by request by calling the Funds at (888) 447-7443 or on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011 the only persons known by the Funds to own of record or beneficially 5% or more of the outstanding shares of any class of the Funds are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of the Funds.

		Percentage
Name and Address of	Number of Shares Held	of Class I Shares
Owner	of Record or Beneficially	Owned
Fixed Income Fund — Class I
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	177,875.667	11.96%
Charles T. Foley (ROTH IRA) JMS LLC Cust. FBO 1801 Market St. Philadelphia, PA 19103	149,938.756	10.08%
Robert A. Foley (ROTH IRA) JMS LLC Cust. FBO 1801 Market St. Philadelphia, PA 19103	102,447.288	6.89%
SEI Private Trust Co. Attn: Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	78,303.620	5.27%
INVESTMENT ADVISORY SERVICES
Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) is a registered investment adviser located at 875 Third Avenue, 15th Floor, New York, New York 10022. Estabrook was founded in 1970 and, in addition to

49

serving as the investment adviser to the Funds, provides portfolio management services to high net worth individuals, pension and profit sharing plans, charitable organizations, state or municipal government agencies and wrap accounts. As of July 31, 2011, Estabrook had approximately $2.2 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of each Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Funds or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, of 0.95% and 0.65% of the average daily net assets of the Value Fund and Fixed Income Fund, respectively. Each class of shares of a Fund bears its respective pro-rata portion of the advisory fee payable by the Fund. The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to (i) 0.70% of average daily net assets of the Fixed Income Fund during the period beginning on the date of commencement of operations and ending two years from such date (the “Fixed Income Fund Initial Term”), and (ii) 1.00% of average daily net assets of the Fixed Income Fund during the period beginning on the date immediately following the termination of the Fixed Income Fund Initial Term and ending two years from such date (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2014, or at an earlier date at the discretion of the Board of Trustees and effective upon ninety (90) days’ written notice to shareholders. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Funds. For the fiscal period July 23, 2010 (commencement of operations) to April 30, 2011, investment advisory fees accrued and waived were $53,912 and fees reimbursed by the Adviser were $86,700.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Funds, subject to and in accordance with the Funds’ investment objectives, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Funds securities and other investments consistent with the Funds’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Funds and their investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with a Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

50

The salaries of personnel of the Adviser performing services for the Funds relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of the Funds’ shares; (ii) preparing and executing selling and service agreements; (iii) preparing quarterly 12b-1 reports to the Board of Trustees of the Trust; and (iv) reviewing and submitting to the Financial Industry Regulatory Authority (“FINRA”) the Funds’ advertising and sales literature.
The front-end sales load reallowed to dealers as a percentage of the offering price of each Fund’s Class A shares is described in the Prospectus.
PORTFOLIO MANAGERS
The management of each Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Funds, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Messrs. Baker, Cragin, Charles T. Foley, David P. Foley, Lee, Oh and Wilmerding and Ms. Best, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds as of April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Messrs. Baker, Cragin, Charles T. Foley, David P. Foley, Lee, Oh and Wilmerding and Ms. Best, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011:

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts		Performance Based	Based Advisory Fee
Type of Accounts	Managed	Total Assets	Advisory Fee	(millions)
George D. Baker
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment	0	$0	0	$0

51

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts		Performance Based	Based Advisory Fee
Type of Accounts	Managed	Total Assets	Advisory Fee	(millions)
Vehicles:
Other Accounts:	122	$196,779,324	0	$0
Bridget Best
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	30	$98,863,900	0	$0
Brad Cragin
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	2	$1,867,969	0	$0
Charles T. Foley
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	110	$183,441,465	0	$0
David P. Foley
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	68	$34,892,072	0	$0
Lewis S. Lee, Jr.
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	32	$25,122,966	0	$0
Daniel S. Oh
Registered Investment Companies:	1	$12,886,077	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
Henry A. Wilmerding, III
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	298	$436,767,873	0	$0

52

Material Conflicts of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type in which the Funds invest. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, such Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. The Adviser compensates the Funds’ portfolio managers for their management of the Funds. Compensation is comprised of a fixed base salary and discretionary performance bonus that is based on the overall success of the firm and the individual’s responsibility and his/her performance versus expectations, which are reviewed annually. That evaluation includes the professional’s own self-assessment of his/her work during the year relative to his/her responsibilities and also includes supervisor evaluation. The Adviser’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards. Compensation of the Funds’ portfolio managers is not related to a Fund’s performance nor is such compensation based on the value of the assets held by the Funds.
Ownership of Shares of the Funds. As of April 30, 2011, Charles T. Foley beneficially owned over $1,000,000 of equity securities in the Fixed Income Fund and David P. Foley beneficially owned $10,001 — $50,000 of equity securities in the Fixed Income Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of each Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of Bank of New York Mellon Corp.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Fixed Income Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Administration and Accounting Fee	$27,846

[1]	The Fund commenced operations on July 23, 2010.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103 serves as the independent registered public accounting firm to the Funds.

53

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to execute the Funds’ portfolio transactions, and the negotiation of brokerage commissions. The cost of portfolio securities transactions of the Funds primarily consists of dealer or underwriter spreads and brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Increasingly, securities traded over-the-counter also involve the payment of negotiated brokerage commissions. In the over-the-counter market, most securities have historically traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
Orders may be directed to any broker or dealer, including, to the extent and manner permitted by applicable law, affiliated persons of the Adviser. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Funds. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better execution are available elsewhere.
It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for each Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies; economic surveys and analyses; recommendations as to specific securities; research products including quotation equipment and computer related programs; advice concerning the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; services relating to effecting

54

securities transactions and functions incidental thereto (such as clearance and settlement); and other lawful and appropriate assistance to the Adviser in the performance of its decision-making responsibilities. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Adviser acts as investment adviser or sub- adviser) arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Fund.
The table below sets forth the brokerage commissions paid by the Fixed Income Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011
Brokerage Commissions Paid by the Fund	$0

1      The Fund commenced operations on July 23, 2010.
During the most recent fiscal year, neither the Funds nor Estabrook, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure directed the Funds’ brokerage transactions to a broker because of research services provided.
For the fiscal period ended April 30, 2011, the Fixed Income Fund did not pay any brokerage commissions to an affiliate of the Trust.
Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fixed Income Fund held securities of the following broker-dealers, which were its regular broker-dealers as of April 30, 2011:

Value of Fund’s Aggregate
Issuer	Holdings of Issuer
Citigroup	$799,582
Wells Fargo	$616,781
Morgan Stanley	$555,062
JP Morgan Chase	$439,492
Goldman Sachs	$256,231
Bank of America	$152,947

55

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc. (the “Underwriter”), located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of each Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A, Class C and Class R shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Class I Shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, each Fund and the shareholders of each Fund’s Class A, Class C and Class R shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to a Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Funds (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the

56

operation of any 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Funds) on 60 days’ written notice to the Underwriter; or (ii) by the Underwriter on 60 days’ written notice to the Funds. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25%, 1.00% (0.75% distribution fee and 0.25% shareholder service fee) and 0.50%, respectively, on an annualized basis of the Class A, Class C and Class R Shares of a Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by a Fund of the distribution of its Class A, Class C and Class R Shares, such payments are authorized. A Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of each Fund: Class A, Class C, Class I and Class R Shares. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A , Class C and Class R Shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A, Class C and Class R Shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Funds do not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.

57

PRICING OF SHARES. For each Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. Each Fund is open for business on days when the Exchange is open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. For the Value Fund, dividends from the net investment income, if any, are declared and paid annually to you. For the Fixed Income Fund, dividends from the net investment income of the Fund, if any, are declared and paid monthly to you. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
Each Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by the Funds.
TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-

58

advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company (“RIC”) under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.

59

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over

60

capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains

61

from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that

62

would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

63

SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
EVENT LINKED BONDS. The treatment of event-linked bonds for U.S. federal income tax purposes is uncertain and will depend on the particular features of each such bond. The Funds expect generally to treat the event-linked bonds in which it invests as equity of the issuer for U.S. federal income tax purposes, whether that treatment is mandated by the terms of the applicable bond indentures or otherwise, although this determination will necessarily be made on an investment by investment basis. It is possible that the IRS will provide future guidance with respect to the treatment of instruments like the event-linked bonds or challenge the treatment adopted by a Fund for one or more of its event-linked bond investments. A change in the treatment of a Fund’s event-linked bond investments that is required as a result of such guidance or an IRS challenge could affect the timing, character and amount of such Fund’s income from the event-linked bonds. This, in turn, could affect whether such Fund has satisfied the requirements necessary to qualify as a RIC and to avoid a Fund-level tax.
An event-linked bond that is treated as equity may be subject to special U.S. federal income tax rules applicable to equity investments in a passive foreign investment company (a “PFIC”) or a controlled foreign corporation (a “CFC”). See “Passive Foreign Investment Companies” below.
If U.S. shareholders (including a Fund) collectively are treated as owning more than 25% of the equity of an issuer of an event-linked bond, the issuer may be treated as a CFC. In such event, if a Fund were considered to own a 10% or greater equity interest in the CFC as a result of its ownership of the issuer’s event-linked bonds, such Fund would generally be required to include in income annually its pro rata share of certain or all of the CFC’s earnings and profits, whether or not those earnings and profits are distributed as payments on the event-linked bonds or otherwise. As a result, such Fund could be subject to the distribution requirements discussed above with respect to such income without the concurrent receipt of cash.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a PFIC or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in

64

income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be

65

reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of

66

shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.
BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.
Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject

67

to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

68

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

69

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fixed Income Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Funds at (888) 447-7443.

70

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
ESTABROOK CAPITAL MANAGEMENT LLC
PROXY VOTING POLICY AND PROCEDURES
August 1, 2010
I. Statement of Policy
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.
II. Proxy Voting Procedures
Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:
•	Developing, authorizing, implementing and updating Adviser’s policies and procedures

•	Engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies. The proxy Committee is currently retaining RiskMetrics, formerly ISS, to act as voting delegate.

•	Maintaining records of each proxy received and voted; which may be maintained by the third-party vendor electronically;

•	Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities

•	Members of the Proxy Committee will be appointed from time to time and will include a senior portfolio manager, member of Legal or Compliance, and a Portfolio Administrator

At the recommendation of the Proxy Committee, ECM has engaged RiskMetrics as its voting delegate to:
1.	research and make voting determinations in accordance with the proxy voting guidelines;
2.	vote and submit proxies in a timely manner;
3.	handle other administrative functions of proxy voting;
4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
5.	maintain records of votes cast; and
6.	provide recommendations with respect to proxy voting matters in general.
In instance where Adviser does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.
III. Voting Guidelines
If a client makes a specific request, the Adviser will vote client proxies in accordance with such client’s request even if it is in a manner inconsistent with Adviser’s policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of the client.

B-1

In the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interests of each particular client, and in accordance with the recommendations of the third-party vendor. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.
•	Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•	Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and the Adviser’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.
IV. Conflicts of Interest
There may be circumstances under which the Chief Investment Officer, a portfolio manager or other investment professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with RickMetrics’ recommendations.
1. In such an event, the Investment Professional will contact a member of the Proxy Committee and sign a questionnaire or memo in the form adopted by the Proxy Committee from time to time. Such questionnaire or memo will require specific information, including the reasons the investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner. The Proxy Committee shall review and document its considerations of such matters in a form adopted from time to time. If it is determined that such a vote does not present a material conflict, the Proxy Committee will authorize and instruct RiskMetrics to vote in such manner with respect to such client or clients.
2. The Proxy Committee will attempt to identify any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Adviser or an affiliate of the Adviser or has some other relationship with the Adviser or a client of the Adviser.
3. If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Adviser will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.
V. Disclosure
1. The Adviser will disclose in its Form ADV Part II that clients may contact the Proxy Committee, via mail or telephone, in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Committee will prepare a written response to the client that lists, with respect to each voted proxy about which the

B-2

client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

1.	A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part II, and will be updated whenever these policies and procedures are updated.

2.	Except as otherwise required by law, Adviser has a general policy of not disclosing to any issuer or third party how Adviser or its voting delegate voted a client’s proxy.

VI. Recordkeeping
The Proxy Committee will maintain files relating to the Adviser’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

•	Copies of this proxy voting policy and procedures, and any amendments thereto.

•	Proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or RiskMetrics)

•	A record of each vote that the Adviser casts, which will be satisfied by relying on RiskMetrics

•	A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision.

•	A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

B-3

FORMULA INVESTING U.S. VALUE 1000 FUND

Class A	Class C	Class I
FVVAX	FVVCX	FVVIX
FORMULA INVESTING U.S. VALUE SELECT FUND

Class A	Class C	Class I
FNSAX	FNSCX	FNSIX
FORMULA INVESTING GLOBAL VALUE 500 FUND

Class A	Class C	Class I
FORMULA INVESTING GLOBAL VALUE SELECT FUND

Class A	Class C	Class I
FORMULA INVESTING INTERNATIONAL VALUE 400 FUND

Class A	Class C	Class I
FNVAX	FNVCX	FNVIX
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND

Class A	Class C	Class I
FNAAX	FNACX	FNAIX
OF
FUNDVANTAGE TRUST

PROSPECTUS
SEPTEMBER 1, 2011
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIES
FORMULA INVESTING U.S. VALUE 1000 FUND
Investment Objective
The Formula Investing U.S. Value 1000 Fund (the “U.S. Value 1000 Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[1]	1.11%	1.11%	1.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [2]	2.12%	2.87%	1.87%
Fee Waiver and/or Expense Reimbursement [2]	(0.86%)	(0.86%)	(0.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.26%	2.01%	1.01%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

[2]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$128	$400
Class C	$204	$630
Class I	$10,301	$32,154
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 3, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. Gotham Asset Management, LLC’s (“Gotham” or the “Adviser”) security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.
•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000

	Additional Investments	$250	$250	$250,000

Individual Retirement Accounts	Initial Investment	$5,000	$5,000	$1,000,000

	Additional Investments	$250	$250	$250,000

Automatic Investment Plan	Initial Investment	$5,000	$5,000	Not Available

	Additional Investments	$250	$250	Not Available
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value 1000 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (877) 974-6852
Purchase by wire:
Please contact Fund shareholder services (“Shareholder Services”) toll-free at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING U.S. VALUE SELECT FUND
Investment Objective
The Formula Investing U.S. Value Select Fund (the “U.S. Value Select Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses [1]	0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [2]	1.62%	2.37%	1.37%
Fee Waiver and/or Expense Reimbursement [2]	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.36%	2.11%	1.11%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$138	$431
Class C	$214	$661
Class I	$11,316	$35,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 3, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
By investing in a portfolio of approximately 75-120 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.
•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000

	Additional Investments	$250	$250	$250,000

Individual Retirement Accounts	Initial Investment	$5,000	$5,000	$1,000,000

	Additional Investments	$250	$250	$250,000

Automatic Investment Plan	Initial Investment	$5,000	$5,000	Not Available

	Additional Investments	$250	$250	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing U.S. Value Select Fund	Formula Investing U.S. Value Select Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (877) 974-6852

Purchase by wire:
Please contact Shareholder Services toll-free at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING GLOBAL VALUE 500 FUND
Investment Objective
The Formula Investing Global Value 500 Fund (the “Global Value 500 Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses [1]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses [2]	1.55%	2.30%	1.30%
Fee Waiver and/or Expense Reimbursement [2]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.35%	2.10%	1.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$137	$428
Class C	$213	$658
Class I	$11,215	$34,973

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 400-600 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund. The Adviser intends to invest at least 40% of the Fund’s assets in the securities of non-U.S. companies.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 400-600 of the highest rated securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.

Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000
Individual Retirement Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000
Automatic Investment Plan	Initial Investment	$5,000	$5,000	Not Available
	Additional Investments	$250	$250	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing Global Value 500 Fund	Formula Investing Global Value 500 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Shareholder Services toll-free at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING GLOBAL VALUE SELECT FUND
Investment Objective
The Formula Investing Global Value Select Fund (the “Global Value Select Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses [1]	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses [2]	2.01%	2.76%	1.76%
Fee Waiver and/or Expense Reimbursement [2]	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.45%	2.20%	1.20%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.20% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$148	$459
Class C	$223	$688
Class I	$12,228	$38,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund. The Adviser intends to invest at least 40% of the Fund’s assets in the securities of non-U.S. companies.
By investing in a portfolio of approximately 75-120 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:

•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000
Individual Retirement Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000
Automatic Investment Plan	Initial Investment	$5,000	$5,000	Not Available
	Additional Investments	$250	$250	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing Global Value Select Fund	Formula Investing Global Value Select Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Shareholder Services toll-free at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING INTERNATIONAL VALUE 400 FUND
Investment Objective
The Formula Investing International Value 400 Fund (the “International Value 400 Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses [1]	2.96%	2.96%	2.96%
Total Annual Fund Operating Expenses [2]	4.06%	4.81%	3.81%
Fee Waiver and/or Expense Reimbursement [2]	(2.71%)	(2.71%)	(2.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.35%	2.10%	1.10%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$137	$428
Class C	$213	$658
Class I	$11,215	$34,973

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 17, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 300-500 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 300-500 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000
Individual Retirement Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000
Automatic Investment Plan	Initial Investment	$5,000	$5,000	Not Available
	Additional Investments	$250	$250	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing International Value 400 Fund	Formula Investing International Value 400 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Shareholder Services toll-free at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND
Investment Objective
The Formula Investing International Value Select Fund (the “International Value Select Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses [1]	1.48%	1.48%	1.48%
Total Annual Fund Operating Expenses [2]	2.68%	3.43%	2.43%
Fee Waiver and/or Expense Reimbursement [2]	(1.23%)	(1.23%)	(1.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.45%	2.20%	1.20%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.20% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$148	$459
Class C	$223	$688
Class I	$12,228	$38,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 17, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
By investing in a portfolio of approximately 75-120 securities of non-U.S. companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:

•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000

Individual Retirement Accounts	Initial Investment	$5,000	$5,000	$1,000,000
	Additional Investments	$250	$250	$250,000

Automatic Investment Plan	Initial Investment	$5,000	$5,000	Not Available
	Additional Investments	$250	$250	Not Available
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing International Value Select Fund	Formula Investing International Value Select Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Shareholder Services toll-free at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when share are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INVESTMENT OBJECTIVES
Each of the U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund (each, a “Fund” and together, the “Funds”) seeks to achieve long-term capital appreciation. The Funds’ investment objectives may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
U.S. Value 1000 Fund
The U.S. Value 1000 Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
U.S. Value Select Fund
The U.S. Value Select Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The

Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
By investing in a portfolio of approximately 75-120 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Global Value 500 Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Global Value 500 Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 400-600 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund. The Adviser intends to invest at least 40% of the Fund’s assets in the securities of non-U.S. companies.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 400-600 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Global Value 500 Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, including the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico	United States
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom

The Global Value 500 Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Global Value Select Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Global Value Select Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund. The Adviser intends to invest at least 40% of the Fund’s assets in the securities of non-U.S. companies.
By investing in a portfolio of approximately 75-120 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
The Global Value Select Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, including the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico	United States
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The Global Value Select Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
International Value 400 Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The International Value 400 Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 300-500 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 300-500 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The International Value 400 Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, excluding the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The International Value 400 Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
International Value Select Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The International Value Select Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
By investing in a portfolio of approximately 75-120 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
The International Value Select Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, excluding the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The International Value Select Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”).
Other Investment Strategies
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that a Fund will achieve its investment objective.
RISKS
The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•	Equity Securities Risk (All Funds): Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign Securities Risks (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

•	Currency Risk (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Because the foreign securities in which a Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for a Fund is determined on the basis of U.S. dollars, such Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of a Fund’s holdings in foreign securities.

•	Foreign Securities Market Risk (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

•	Foreign Tax Risk (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

•	Investment Restriction Risk (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk (Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund): The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk (All Funds): As with any managed fund, the Funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk (All Funds): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Portfolio Turnover Risk (All Funds): A Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in such Fund’s best interest to do so. These transactions will increase a Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce such Fund’s returns.

•	Value Investing Risk (All Funds): A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and a Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•	Limited History of Operations (All Funds): Each Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which each Fund invests.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (877) 974-6852 and on the Funds’ website at www.formulainvestingfunds.com.
The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS
The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
Gotham is a registered investment adviser located at 535 Madison Avenue, 30th Floor, New York, New York 10022. Gotham was originally formed in 2008 under the name Formula Investing, LLC. In September, 2010, as part of a reorganization of the investment advisory businesses conducted by the principals of Gotham, the Formula Investing entity name was changed to Gotham Asset Management, LLC, although Gotham continues to offer products under the Formula Investing brand name. In connection with the name change and reorganization, the investment advisory businesses of the principals of Gotham were consolidated in Gotham. In addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations, and other businesses, pooled investment vehicles and wrap accounts. As of July 31, 2011, Gotham had approximately $870,077,093 in assets under management. Gotham, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations.
For its services as investment adviser, Gotham is entitled to the following advisory fees, as a percentage of each Fund’s average daily net assets:

U.S. Value 1000 Fund	0.75%
U.S. Value Select Fund	0.85%
Global Value 500 Fund	0.85%
Global Value Select Fund	0.95%
International Value 400 Fund	0.85%
International Value Select Fund	0.95%
Gotham has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to the percentages of the average daily net assets of each Fund listed below (each, an “Expense Limitation”):

U.S. Value 1000 Fund	1.00%
U.S. Value Select Fund	1.10%
Global Value 500 Fund	1.10%
Global Value Select Fund	1.20%
International Value 400 Fund	1.10%
International Value Select Fund	1.20%
Each Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, Gotham may recoup any expenses or fees it has reimbursed within a three-year period from the year in which Gotham reduced its compensation and/or assumed expenses of a Fund.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the U.S. Value 1000 Fund, the U.S. Value Select Fund, the International Value 400 Fund and the International Value Select Fund, is available in the Funds’ annual report to shareholders for the fiscal year ended April 30, 2011. A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Global Value 500 Fund and the Global

Value Select Fund, will be available in the Global Value 500 Fund and Global Value Select Fund’s first shareholder report after commencement of operations.
PORTFOLIO MANAGERS
Joel Greenblatt, Co-Chief Investment Officer & Portfolio Manager, is a member of the investment team at Gotham and founded Gotham Capital, a private investment firm, in 1985. He is the former Chairman of the Board (1994-1995) and a former board member of Alliant Techsystems (1994-2000), a NYSE-listed aerospace and defense contractor. Since 1996, he has been a professor on the adjunct faculty of Columbia Business School where he teaches “Value and Special Situation Investing.” Mr. Greenblatt serves on the Investment Committees of the Board of Directors for the University of Pennsylvania and UJA Federation, and is a director of Pzena Investment Management, Inc. (NYSE:PZN), a global investment management firm. He holds a BS (1979), summa cum laude, and an MBA (1980) from the Wharton School of the University of Pennsylvania.
Robert Goldstein, Co-Chief Investment Officer & Portfolio Manager, is a member of the investment team at Gotham and joined Gotham Capital, a private investment firm, in 1989. From 1989-1997, Mr. Goldstein was also the Managing Partner of Metropolis Partners, a value/special situation investment partnership. Mr. Goldstein served on the Executive Committee of the Board of Directors of Old Guard Group during 2000, prior to their acquisition by the Westfield Companies. He holds a BA (1988), magna cum laude, from Tufts University.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
	-	Value of Liabilities Attributable to the Shares
NAV =		Number of Outstanding Shares
Each Fund’s NAV per share is calculated once daily at the close of regular trading on Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent.
Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
PURCHASE OF SHARES
Share Classes
The Trust offers Class A shares, Class C shares and Class I shares of each Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are for individuals, corporate investors and retirement plans. Class I shares are only available to retirement plans and other institutional investors. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Class I
No initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge	No deferred sales charge	No deferred sales charge
Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Class I shares	Higher annual expenses than Class A and Class I shares due to higher distribution fees	Lower annual expenses than Class A and Class C shares due to no distribution fee
Shares representing interests in a Fund are offered continuously for sale by BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A shares, Class C shares or Class I shares of a Fund through certain broker-dealers or directly through the Funds’ transfer agent, as discussed below. Shares of each Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of a Fund’s shares. The minimum initial investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.
CLASS A SHARES
Sales of each Fund’s Class A shares are not subject to a front-end sales charge or a contingent deferred sales charge. Because Class A shares pay a higher Rule 12b-1 fee than Class I shares, Class A shares have higher expenses than Class I shares.
Distribution Plan
The Board of Trustees, on behalf of a Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.

CLASS C SHARES
Sales of each Fund’s Class C shares are not subject to a front-end sales charge or a contingent deferred sales charge. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares or Class I shares, Class C shares have higher expenses than Class A shares or Class I shares.
Distribution Plan
The Board of Trustees, on behalf of each Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of a Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.
CLASS I SHARES
Sales of each Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are only available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.
TO OPEN AN ACCOUNT
By Mail:
Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $5,000 with respect to Class A shares or Class C shares, and at least $1,000,000 with respect to Class I shares. Mail the application and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing.
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (877) 974-6852
The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non-U.S. persons. Non-U.S persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser at (201) 775-4120 for more information.
By Wire:
Please contact Shareholder Services toll-free at (877) 974-6852 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $5,000 with respect to Class A shares or Class C shares, and at least $1,000,000 with respect to Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share.

Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”
Individual Retirement Account Investments
You may invest in a Fund through the individual retirement accounts including the following: (i) traditional Individual Retirement Accounts (“IRAs”); (ii) Roth Individual Retirement Accounts (“Roth IRAs”) and (iii) Simplified Employee Pension Plans (“SEP IRAs”). You should consult your tax adviser to determine whether a retirement plan is appropriate for you.
TO ADD TO AN ACCOUNT
By Mail:
Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the appropriate Fund and that your additional investment is for at least $250 with respect to Class A or Class C shares, and at least $250,000 with respect to Class I shares. Mail the slip and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (877) 974-6852
By Wire:
Please call Shareholder Services toll-free at (877) 974-6852 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for an amount equal to or greater than the investment minimum set forth above.
Automatic Investment Plan
You may open an automatic investment plan account for Class A and Class C shares with a $5,000 initial purchase and a $250 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds at (877) 974-6852 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $250. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Funds’ transfer agent at (877) 974-6852.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of each Fund’s shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Purchase Price
Class A, Class C and Class I shares of a Fund are sold at the NAV next determined after receipt of the request in good order. “Good order” means that the purchase request is complete and includes all required information.
Financial Intermediaries
You may purchase shares of a Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial Intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Networking and Sub-Transfer Agency Fees
The Funds may also directly enter into agreements with “financial intermediaries”, pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Funds’ shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Funds’

shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the Fund and the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although a Fund may use financial firms that sell Fund shares to effect portfolio transactions for such Fund, such Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Funds
The Funds reserve the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities.
Because the Global Value 500 Fund, Global Value Select Fund, International Value 400 Fund and International Value Select Fund invest significantly in foreign securities traded on markets which close prior to when such Funds determine their NAVs, market timing can cause dilution in the value of such Funds’ shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “Pricing of Shares” for more information.
To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1% on shares redeemed within ninety (90) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, a Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Funds will apply its procedures in a manner that, in a Fund’s judgment, will be uniform.
There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Funds. If a financial intermediary fails to enforce a Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. Each Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Redemption Fee
Each Fund charges a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and a Fund will monitor the assessment of redemption fees against your account.
The 1.00% redemption fee will not be charged on the following transactions:
1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans);

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with a Fund;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.
TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•	Write a letter of instruction that includes the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone:
To redeem your shares by telephone, call toll-free (877) 974-6852. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, each Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition (see “Redemption of Shares - Redemption Fee”).

Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGE OF SHARES
You may exchange all or a portion of your shares in a Fund for shares of the following funds (if offered):
Formula Investing U.S. Value 1000 Fund
Formula Investing U.S. Value Select Fund
Formula Investing Global Value 500 Fund
Formula Investing Global Value Select Fund
Formula Investing International Value 400 Fund
Formula Investing International Value Select Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares in one Fund for shares in a different Fund.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $10,000 in a shareholder’s Class A, Class C account or $1,000,000 in a shareholder’s Class I account.
To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares of the Funds directly through the Funds’ transfer agent, BNY Mellon Investment Servicing.
Account Minimum
You must keep at least $5,000 worth of shares in your Class A, Class C, or Class I account ($2,500 for an individual retirement account) to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $5,000 ($2,500 for an individual retirement account) due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (877) 974-6852 for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (877) 974-6852.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:30 a.m. to 5:30 p.m., Eastern time. Call toll-free at (877) 974-6852.

Account Statements
The Funds provide you with these helpful services and information about your account:
•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Class I shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
The Funds provide the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.
Delivery of Shareholder Documents
To reduce expenses, each Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (877) 974-6852 or, if your shares are held through a financial institution, please contact the financial institution directly. The Funds will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. A Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that a Fund will pay either a dividend or a capital gain distribution.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.
Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest them in additional shares of the Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand a Fund’s financial performance for Class A shares through April 30, 2011. Class C shares have not yet commenced operations. Class I shares for the International Value Select Fund commenced operations on June 30, 2011. Class I shares for the U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value 500 Fund, Global Value Select Fund and International Value 400 Fund have not commenced operations as of the date of this prospectus. Each Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report. The Funds’ 2011 Annual Report is incorporated by reference into the Funds’ SAI and is available upon request by calling (877) 974-6852.
Formula Investing U.S. Value 1000 Fund

	Class A Shares
	For the Period
	November 3, 2010*
	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income (loss)(1)	0.02
Net realized and unrealized gain on investments	1.83

Total from investment operations	1.85

Redemption fees	0.00	(4)

Net asset value, end of period	$11.85

Total return(2)	18.50%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$14,285
Ratio of expenses to average net assets	1.25	%(5)
Ratio of expenses to average net assets excluding fee waivers and reduction of expenses(3)	6.53	%(5)
Ratio of net investment income (loss) to average net assets	0.31	%(5)
Portfolio turnover rate	171	%(6)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(4)	Amount is less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

Formula Investing U.S. Value Select Fund

	Class A Shares
	For the Period
	November 3, 2010*
	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income (loss)(1)	(0.00	)(4)
Net realized and unrealized gain on investments	1.78

Total from investment operations	1.78

Redemption fees	0.00	(4)

Net asset value, end of period	$11.78

Total return(2)	17.80%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$20,765
Ratio of expenses to average net assets	1.35	%(5)
Ratio of expenses to average net assets excluding fee waivers and reduction of expenses(3)	4.38	%(5)
Ratio of net investment income (loss) to average net assets	(0.06	)%(5)
Portfolio turnover rate	174	%(6)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(4)	Amount is less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

Formula Investing International Value 400 Fund

	Class A Shares
	For the Period
	December 17, 2010*
	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income (loss)(1)	0.08
Net realized and unrealized gain on investments	0.95

Total from investment operations	1.03

Redemption fees	0.00	(4)

Net asset value, end of period	$11.03

Total return(2)	10.30%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$8,123
Ratio of expenses to average net assets	1.35	%(5)
Ratio of expenses to average net assets excluding fee waivers and reduction of expenses(3)	7.00	%(5)
Ratio of net investment income (loss) to average net assets	2.04	%(5)
Portfolio turnover rate	147	%(6)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(4)	Amount is less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

Formula Investing International Value Select Fund

	Class A Shares
	For the Period
	December 17, 2010*
	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income (loss)(1)	0.07
Net realized and unrealized gain on investments	0.76

Total from investment operations	0.83

Redemption fees	0.00	(4)

Net asset value, end of period	$10.83

Total return(2)	8.30%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$11,342
Ratio of expenses to average net assets	1.45	%(5)
Ratio of expenses to average net assets excluding fee waivers and reduction of expenses(3)	5.55	%(5)
Ratio of net investment income (loss) to average net assets	1.96	%(5)
Portfolio turnover rate	220	%(6)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(4)	Amount is less than $0.005 per share.

(5)	Annualized.

(6)	Not annualized.

FORMULA INVESTING U.S. VALUE 1000 FUND
FORMULA INVESTING U.S. VALUE SELECT FUND
FORMULA INVESTING GLOBAL 500 VALUE FUND
FORMULA INVESTING GLOBAL VALUE SELECT FUND
FORMULA INVESTING INTERNATIONAL VALUE 400 FUND
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND
of
FundVantage Trust
(877) 974-6852
FOR MORE INFORMATION
For additional information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports. These reports contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling (877) 974-6852 or on the Funds’ website at www.formulainvestingfunds.com.
Statement of Additional Information (SAI). The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (877) 974-6852 or on the Funds’ website at www.formulainvestingfunds.com.
Shareholder Inquiries. Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(877) 974-6852
8:30 a.m. to 5:30 p.m. Eastern time
Securities and Exchange Commission. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

GOTHAM U.S. VALUE 1000 FUND
Institutional Class Shares
GOTHAM GLOBAL VALUE 500 FUND
Institutional Class Shares
GOTHAM INTERNATIONAL VALUE 400 FUND
Institutional Class Shares
OF
FUNDVANTAGE TRUST
PROSPECTUS
SEPTEMBER 1, 2011
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-i-

FUND SUMMARIES
GOTHAM U.S. VALUE 1000 FUND
Investment Objective
The Gotham U.S. Value 1000 Fund (the “U.S. Value Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%
Other Expenses [1]	0.25%
Total Annual Fund Operating Expenses [2]	1.00%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$10,200	$31,840
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements
The minimum initial investment in shares of the Fund is $1,000,000. The minimum additional investment in shares of the Fund is $250,000.
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Gotham U.S. Value 1000 Fund	Gotham U.S. Value 1000 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Fund shareholder services (“Shareholder Services”) at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GOTHAM GLOBAL VALUE 500 FUND
Investment Objective
The Gotham Global Value 500 Fund (the “Global Value Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%
Other Expenses [1]	0.45%
Total Annual Fund Operating Expenses [2]	1.30%
Fee Waiver and/or Expense Reimbursement [2]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$11,215	$34,926
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. The Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 400-600 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund. The Adviser intends to invest at least 40% of the Fund’s assets in the securities of non-U.S. companies.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 400-600 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements

The minimum initial investment in shares of the Fund is $1,000,000. The minimum additional investment in shares of the Fund is $1,000,000.
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Gotham Global Value 500 Fund	Gotham Global Value 500 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Shareholder Services at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GOTHAM INTERNATIONAL VALUE 400 FUND
Investment Objective
The Gotham International Value 400 Fund (the “International Value Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%
Other Expenses [1]	0.46%
Total Annual Fund Operating Expenses [2]	1.31%
Fee Waiver and/or Expense Reimbursement [2]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$11,215	$34,924
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. The Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 300-500 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 300-500 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:

•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Adviser
Gotham Asset Management, LLC
Portfolio Managers

•	Joel Greenblatt is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham and has been a member managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
Minimum Investment Requirements
The minimum initial investment in shares of the Fund is $1,000,000. The minimum additional investment in shares of the Fund is $1,000,000.

You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Gotham International Value 400 Fund	Gotham International Value 400 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
Purchase by wire:
Please contact Shareholder Services at (877) 974-6852 for current wire instructions.
Redemption by telephone:
Call (877) 974-6852.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INVESTMENT OBJECTIVES
Each of the U.S. Value Fund, Global Value Fund and International Value Fund (each a “Fund,” and together, the “Funds”) seeks to achieve long-term capital appreciation. The Funds’ investment objectives may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
U.S. Value Fund
The U.S. Value Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser may use other fundamental metrics, including the following (or variations thereof): return on capital on capital; dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Global Value Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. The Global Value Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 400-600 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser may use other fundamental metrics, including the following (or variations thereof): return on capital on capital; dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund. The Adviser intends to invest at least 40% of the Fund’s assets in the securities of non-U.S. companies.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Global Value Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, including the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico	United States
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The Global Value Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
International Value Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. The International Value Fund primarily purchases common stocks and depository receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 300-500 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser may use other fundamental metrics, including the following (or variations thereof): return on capital on capital; dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The International Value Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, which excludes the U.S., although the Fund may invest in the securities of issuers located in other non-U.S. countries as well:

Americas
Brazil	Canada	Mexico
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The International Value Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”).
Other Investment Strategies
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that such Fund will achieve its investment objective.
RISKS
The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•	Equity Securities Risk (All Funds): Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign Securities Risks (Global Value Fund and International Value Fund): Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

•	Currency Risk (Global Value Fund and International Value Fund). Because the foreign securities in which a Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for a Fund is determined on the basis of U.S. dollars, such Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of a Fund’s holdings in foreign securities.

•	Foreign Securities Market Risk (Global Value Fund and International Value Fund). Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

•	Foreign Tax Risk (Global Value Fund and International Value Fund). Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk (Global Value Fund and International Value Fund). Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

•	Investment Restriction Risk (Global Value Fund and International Value Fund). Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks (Global Value Fund and International Value Fund). Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

•	Depositary Receipts Risk (Global Value Fund and International Value Fund): The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk (All Funds): As with any managed fund, the Funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk (All Funds): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Portfolio Turnover Risk (All Funds): A Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase a Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce such Fund’s returns.

•	Value Investing Risk (All Funds): A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•	Limited History of Operations (All Funds): Each Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which each Fund invests.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (877) 974-6852 and on the Funds’ website at www.formulainvestingfunds.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS
The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.
INVESTMENT ADVISER
Gotham is a registered investment adviser located at 535 Madison Avenue, 30th Floor, New York, New York 10022. Gotham was originally formed in 2008 under the name Formula Investing, LLC. In September, 2010, as part of a reorganization of the investment advisory businesses conducted by the principals of Gotham, the Formula Investing entity name was changed to Gotham Asset Management, LLC, although Gotham continues to offer products under the Formula Investing brand name. In connection with the name change and reorganization, the investment advisory businesses of the principals of Gotham were consolidated in Gotham. In addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations, and other businesses, pooled investment vehicles and wrap accounts. As of July 31, 2011, Gotham had approximately $870,077,093 in assets under management. Gotham, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Gotham is entitled to receive an investment advisory fee of 0.75% of the U.S. Value Fund’s average net assets, 0.85% of the Global Value Fund’s average net assets and 0.85% of the International Value Fund’s average net assets.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Funds, will be available in the Funds’ first shareholder report after commencement of operations.
PORTFOLIO MANAGERS
Joel Greenblatt, Co-Chief Investment Officer & Portfolio Manager, is a member of the investment team at Gotham and founded Gotham Capital, a private investment firm, in 1985. He is the former Chairman of the Board (1994-1995) and a former board member of Alliant Techsystems (1994-2000), a NYSE-listed aerospace and defense contractor. Since 1996, he has been a professor on the adjunct faculty of Columbia Business School where he teaches “Value and Special Situation Investing.” Mr. Greenblatt serves on the Investment Committees of the Board of Directors for the University of Pennsylvania and UJA Federation, and is a director of Pzena Investment Management, Inc. (NYSE:PZN), a global investment management firm. He holds a BS (1979), summa cum laude, and an MBA (1980) from the Wharton School of the University of Pennsylvania.
Robert Goldstein, Co-Chief Investment Officer & Portfolio Manager, is a member of the investment team at Gotham and joined Gotham Capital, a private investment firm, in 1989. From 1989-1997, Mr. Goldstein was also the Managing Partner of Metropolis Partners, a value/special situation investment partnership. Mr. Goldstein served on the Executive Committee of the Board of Directors of Old Guard Group during 2000, prior to their acquisition by the Westfield Companies. He holds a BA (1988), magna cum laude, from Tufts University.
The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
NAV	=	– Value of Liabilities Attributable to the Shares
Number of Outstanding Shares
Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
PURCHASE OF SHARES
Share Classes
Shares are offered on a continuous basis by BNY Mellon Distributors Inc. (the “Underwriter”) and are sold without any sales charges. Purchase orders are effected at the NAV next computed after the Fund has received your purchase order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order.
The minimum initial investment in shares of each Fund is $1,000,000. The Funds do not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. The minimum initial investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
TO OPEN AN ACCOUNT
By Mail
You may purchase shares by sending a check drawn on a U.S. bank payable to the applicable Fund along with a completed application. If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $1,000,000. Send the check and application to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser at (201) 775-4120 for more information.
By Wire
To make a same-day wire investment, call Shareholder Services toll-free at (877) 974-6852 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned. Please make sure your wire is for at least $1,000,000. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share. Your bank may charge a wire fee. Please mail your completed application to

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address under “To Open An Account- By Mail.”
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure your check is for at least $250,000 with respect to the U.S. Value Fund and $1,000,000 with respect to the Global Value Fund and International Value Fund. Mail the slip and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
By Wire
Please call Shareholder Services toll-free at (877) 974-6852 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Call your bank with instructions under “To Open An Account — By Wire.” Your bank may charge a wire fee. Please make sure your wire is for at least $250,000 with respect to the U.S. Value Fund and $1,000,000 with respect to the Global Value Fund and International Value Fund.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. Each Fund may alter, modify or terminate this purchase option at any time.
Purchase Price
Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Financial Intermediaries
You may purchase shares of a Fund through a financial intermediary who may charge additional fees for other services and may require higher minimum investments or impose other limitations on buying and selling shares of a Fund. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Networking and Sub-Transfer Agency Fees. A Fund may also directly enter into agreements with “financial intermediaries” pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ depending on a Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the Fund and the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although each Fund may use financial firms that sell a Fund’s shares to effect portfolio transactions for such Fund, such Fund and the Adviser will not consider the sale of such Fund’s shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Funds
The Funds reserve the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.
Because each of the Global Value and International Value Funds invests significantly in foreign securities traded on markets which close prior to when such Funds determine their NAVs, market timing can cause dilution in the value of such Funds’ shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “Pricing of Shares” for more information.
To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1.00% on shares redeemed within ninety (90) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of a Fund or the Adviser, may be disruptive to a Fund. A Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in a Fund in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, a Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. Each Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Fund will apply its procedures in a manner that, in a Fund’s judgment, will be uniform.
There is no guarantee that a Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, a Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Funds charge a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fee
Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of a Fund. This redemption fee is not intended to accommodate short-term trading and a Fund will monitor the assessment of redemption fees against your account.
The 1.00% redemption fee will not be charged on the following transactions:
1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;
2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with a Fund;
3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);
4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);
5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and
7.	Redemptions for systematic withdrawal plans.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. Each Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. Each Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.
TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:

•	Write a letter of instruction that includes the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(877) 974-6852
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call toll-free (877) 974-6852. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGE OF SHARES
You may exchange all or a portion of your shares in a Fund for shares of the following funds (if offered):
Gotham U.S. Value 1000 Fund
Gotham Global Value 500 Fund
Gotham International Value 400 Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares in one Fund for shares in a different Fund.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500,000 in a shareholder’s account.
To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares of the Funds directly through the Funds’ transfer agent, BNY Mellon Investment Servicing.
Account Minimum
You must keep at least $500,000 worth of a Fund’s shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $500,000 due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (877) 974-6852 for further information on obtaining a proper signature guarantee.

Customer Identification Program
Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (877) 974-6852.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions, and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (877) 974-6852.
Account Statements
Each Fund provides you with these helpful services and information about your account:
•	a confirmation statement after every transaction;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
Each Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.
Delivery of Shareholder Documents
To reduce expenses, a Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (877) 974-6852 or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS
Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The Funds will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that a Fund will pay either a dividend or a capital gain distribution.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.
Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest them in additional shares of the Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

GOTHAM U.S. VALUE 1000 FUND
GOTHAM GLOBAL VALUE 500 FUND
GOTHAM INTERNATIONAL VALUE 400 FUND
of
FundVantage Trust
(877) 974-6852
FOR MORE INFORMATION
For additional information about each Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports. These reports contain additional information about each Fund’s investments including performance data, information on each Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling (877) 974-6852 or on the Funds’ website at www.formulainvestingfunds.com.
Statement of Additional Information (SAI). The SAI provides additional technical and legal descriptions of each Fund’s policies, investment restrictions, risks and business structure, including a description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (877) 974-6852 or on the Funds’ website at www.formulainvestingfunds.com.
Shareholder Inquiries. Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(877) 974-6852
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission. Reports and information about each Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

FORMULA INVESTING U.S. VALUE 1000 FUND

Class A	Class C	Class I
FVVAX	FVVCX	FVVIX
FORMULA INVESTING U.S. VALUE SELECT FUND

Class A	Class C	Class I
FNSAX	FNSCX	FNSIX
FORMULA INVESTING GLOBAL VALUE 500 FUND

Class A	Class C	Class I
FORMULA INVESTING GLOBAL VALUE SELECT FUND

Class A	Class C	Class I
FORMULA INVESTING INTERNATIONAL VALUE 400 FUND

Class A	Class C	Class I
FNVAX	FNVCX	FNVIX
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND

Class A	Class C	Class I
FNAAX	FNACX	FNAIX
GOTHAM U.S. VALUE 1000 FUND
Institutional Class
GOTHAM GLOBAL VALUE 500 FUND
Institutional Class
GOTHAM INTERNATIONAL VALUE 400 FUND
Institutional Class
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing Global Value 500 Fund, Formula Investing Global Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”), and the Gotham U.S. Value 1000 Fund, Gotham Global Value 500 Fund, and the Gotham International Value 400 Fund (the “Gotham Funds”) (each a “Fund” and collectively the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).

This SAI is not a prospectus. It should be read in conjunction with the Formula Investing Funds’ and the Gotham Funds’ current prospectuses, each dated September 1, 2011, as restated, amended or supplemented from time to time (each a “Prospectus” and together the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. A copy of each Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722, or by calling the Funds at (877) 974-6852.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established each Fund as a separate series of the Trust. Each Formula Investing Fund offers Class A, Class C and Class I shares. Each Gotham Fund offers Institutional Class shares. Each Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds.
INVESTMENT POLICIES
The following supplements the information contained in each Prospectus concerning the investment objective and policies of the Funds.
Each of the Formula Investing U.S. Value 1000 Fund, the Formula Investing U.S. Value Select Fund and the Gotham U.S. Value 1000 Fund normally invests at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Subject to the Funds’ limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry (See “Investment Limitations”), there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

1

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of a Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months,

2

dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. A Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, a Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

3

CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” For a discussion of securities rated below-investment grade, see “Below-Investment Grade Securities” below.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing their individual objectives, the Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment objective.

4

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may, to the extent specified herein or in each Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if a Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if a Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by

5

the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired

6

without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), none of the Funds is deemed to be a “commodity pool” or “commodity pool operator” under the

7

Commodity Exchange Act (“CEA”), and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as Adviser to the Funds.
Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, each Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

8

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on the NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in each Prospectus.
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund with securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has

9

been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Tax Risk. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “IRC”). To qualify as RICs, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is determined not to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could

10

be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Funds’ investment objectives and general investment polices, the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap

11

agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.
In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a

12

clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the IRC may limit a Fund’s ability to use swap agreements and, if investment swaps are made, may cause a Fund to qualify as RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be

13

a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Funds from being able to achieve their investment objectives. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use certain instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor a Fund’s interest rate risk.
DOLLAR ROLLS. The Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by a Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.
EVENT-LINKED EXPOSURE. The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that

14

typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Funds to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
Standby Commitments. Each Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.
Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.
Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. Any investments in tender option bonds by the Funds will be accounted for subject to Financial Accounting Standards Board Statement No. 140 and amendments thereto.
In selecting put bonds for the Funds, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

15

Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:
(i)	When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

(ii)	If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

(iii)	If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the bond.

(iv)	The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

16

Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, a Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. The extent to which these limits apply is subject to tax regulations that, to date, have not been issued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income. See “Taxation of the Fund” below for additional information related to these tax issues.
Foreign Currency Exchange-Related Securities.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the

17

warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.

18

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
GUARANTEED INVESTMENT CONTRACTS. The Funds may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

19

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from hybrid instruments is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is determined not to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest

20

certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to such Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Funds may not purchase shares of an investment company if: (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of a Fund’s total

21

assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
TAX RISK. The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is not determined to not be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.

22

LOAN PARTICIPATIONS. Each of the Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”).
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Funds may invest in loan participations with credit quality comparable to that of the issuers of each Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to a Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat

23

indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.
MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds. Such investments are subject to the limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been

24

experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act

25

requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-

26

governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of

27

the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash

28

flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the

29

mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are

30

subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Funds also may invest in other types of asset-backed securities.
MUNICIPAL SECURITIES. The Funds each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. See “Taxation of the Funds” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General obligation securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or special obligation securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond anticipation notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax anticipation notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.

31

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance.
Resource Recovery Bonds. Resource recovery bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-exempt commercial paper and short-term municipal notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA.
Put Bonds. Put bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in each Prospectus, each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on an NRSRO evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P and Fitch) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal

32

and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, a Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

33

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.
More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
RATINGS AS INVESTMENT CRITERIA. In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not

34

absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the Adviser as initial criteria for the selection of portfolio securities, but the Adviser also will rely upon its own research to evaluate potential investments. Among the factors that may be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.

35

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by a Fund in permissible investments, or a fee, if the collateral is U.S Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.
SHORT SALES. The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of

36

the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”

37

When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When a Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires such Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, a Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to the Fund under the IRC. See “Taxation of the Funds” below for additional information
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing Global Value 500 Fund, Formula Investing Global Value Select Fund, Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund to be approximately 80-140%, 60-150%, 80-140%, 60-150%, 80-140% and 60-150%, respectively.
In periods of asset growth, ETFs are used to assist with cash management by allowing the Funds to gain market exposure as cash inflows are being invested. Since ETF sales are included in the turnover rate calculation, the average portfolio turnover should be greater than average during this period. The Adviser’s assumptions for expected portfolio turnover do not include ETFs as the Adviser is unable to predict future cash flows. For the period ended April 30, 2011, the portfolio turnover rate excluding sales of ETFs was lower than the expected portfolio turnover rate. After April 30, 2011, the Adviser believes the expected portfolio turnover stated above to be the best estimate of portfolio turnover, excluding ETFs.
The Adviser expects the annual portfolio turnover of the Gotham U.S. Value 1000 Fund, Gotham Global Value 500 Fund and Gotham International Value 400 Fund to be approximately 80-140%, 80-140% and 80-140%, respectively.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and

38

procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
Each Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Funds may post information on its website about the number of securities a Fund holds, a summary schedule of investments, a Fund’s top ten holdings and a percentage breakdown of a Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Funds’ website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Funds or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with a Fund’s policies and procedures and any applicable confidentiality agreement.
The Funds may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Funds’ or the Adviser’s employees and affiliates that provide services to the Funds. The Funds may also distribute or authorize the distribution of information about each Fund’s holdings that is not publicly available (on a website or otherwise) to each Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of a Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Funds’ Adviser and service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies.

39

As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may a Fund, the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Funds and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. Each Fund will not:
1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
2. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);
3. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
4. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
5. Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities;
6. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

40

7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
9. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
For the purpose of applying the limitations set forth in (4) and (5) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

41

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years

INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

42

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

43

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

44

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not

45

impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

46

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing (U.S.) Inc.; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing (U.S.) Inc.; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Funds and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
	Dollar Range of	Companies Overseen by
	Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

47

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

		Pension or Retirement		Total
	Aggregate	Benefits Accrued as	Estimated Annual	Compensation
	Compensation	Part of the Trust’s	Benefits upon	from the Trust
Name of Trustee	from the Trust	Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to the Funds. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

48

The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge by request by calling the Adviser at (877) 974-6852; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” such Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to such Fund without the consent or approval of other shareholders. As of August 9, 2011 the only persons known by a Fund to own of record or beneficially 5% or more of the outstanding shares of any class of a Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of a Fund.

		Percentage
Class A Shares	Number of Shares Held	of Class A Shares
Name and Address of Owner	of Record or Beneficially	Owned

Formula Investing U.S. Value 1000 Fund
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	1,437,466.922	50.39%

Gotham Capital V LLC 535 Madison Ave. Fl. 30 New York, NY 10022	200,000.000	7.01%

Formula Investing U.S. Value Select Fund
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	2,041,655.492	30.00%

49

		Percentage
Class A Shares	Number of Shares Held	of Class A Shares
Name and Address of Owner	of Record or Beneficially	Owned

Formula Investing International Value 400 Fund
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	426,369.841	38.07%

Gotham Capital V LLC 535 Madison Ave. Fl. 30 New York, NY 10022	300,000.000	26.79%

Formula Investing International Value Select Fund
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	626,797.926	43.41%

		Percentage
		of Class I
Class I Shares	Number of Shares Held	Shares
Name and Address of Owner	of Record or Beneficially	Owned

Formula Investing International Value Select Fund
Gotham Capital V LLC 535 Madison Ave. Fl. 30 New York, NY 10022	100,000.000	50.59%

MAC & Co. Mutual Fund Operations 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	97,656.250	49.41%
INVESTMENT ADVISORY SERVICES
Gotham Asset Management, LLC is a registered investment adviser located at 535 Madison Avenue, 30th Floor, New York, New York 10022. Gotham was originally formed in 2008 under the name Formula Investing, LLC. In September, 2010, as part of a reorganization of the investment advisory businesses conducted by the principals of Gotham, the Formula Investing entity name was changed to Gotham Asset Management, LLC, although Gotham continues to offer products under the Formula Investing brand name. In connection with the name change and reorganization, the investment advisory businesses of the principals of Gotham were consolidated in Gotham. In addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations, and other businesses, pooled investment vehicles and wrap accounts. As of July 31, 2011, Gotham had approximately $870,077,093 in assets under management.

50

Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of each Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Funds or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive the following annual investment advisory fees, paid monthly, as a percentage of each Fund’s average daily net assets:

Formula Investing U.S. Value 1000 Fund	0.75%
Formula Investing U.S. Value Select Fund	0.85%
Formula Investing Global Value 500 Fund	0.85%
Formula Investing Global Value Select Fund	0.95%
Formula Investing International Value 400 Fund	0.85%
Formula Investing International Value Select Fund	0.95%
Gotham U.S. Value 1000 Fund	0.75%
Gotham Global Value 500 Fund	0.85%
Gotham International Value 400 Fund	0.85%
Each class of shares of a Fund bears its respective pro-rata portion of the advisory fee payable by the Fund. The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to (i) 1.00% of average daily net assets of each of the Formula Investing U.S. Value 1000 Fund and the Gotham U.S. Value 1000 Fund; (ii) 1.10% of average daily net assets of each of the Formula Investing U.S. Value Select Fund, Formula Investing Global Value 500 Fund, Formula Investing International Value 400 Fund, Gotham Global Value 500 Fund, and the Gotham International Value 400 Fund; and (iii) to 1.20% of average daily net assets of each of the Formula Investing Global Value Select Fund and the Formula Investing International Value Select Fund (together, the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2014, or at an earlier date at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Funds.
The following table sets forth the aggregate fees paid by each Fund for the fiscal period ended April 30, 2011:

	For the Fiscal Period Ended April 30, 2011
	Gross Advisory		Advisory Fees Waived
Fund	Fees		and Fees Reimbursed
Formula Investing U.S. Value 1000 Fund	$16,988	[1]	$(97,215)[1]
Formula Investing U.S. Value Select Fund	$26,024	[1]	$(70,194)[1]
Formula Investing International Value 400 Fund	$14,261	[2]	$(69,133)[2]
Formula Investing International Value Select Fund	$17,593	[2]	$(50,226)[2]

[1]	The Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	The Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Funds, subject to and in accordance with the Funds’ investment objectives, policies and limitations set forth in each Prospectus and this SAI; (b) purchase and sell for the Funds, securities and other investments consistent with the Funds’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the

51

investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Funds and their investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with a Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for the Funds relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of the Fund’s shares; (ii) preparing and executing selling and service agreements; (iii) preparing quarterly 12b-1 reports to the Board of Trustees of the Trust; and (iv) reviewing and submitting to the Financial Industry Regulatory Authority (“FINRA”) the Fund’s advertising and sales literature.
Joel Greenblatt and Robert Goldstein, the Funds’ portfolio managers, each own more than 25% of Gotham Asset Management Holdings, LP, which owns 100% of the Adviser. Therefore, Messrs. Greenblatt and Goldstein each is presumed to control the Adviser. The address of each of Messrs. Greenblatt and Goldstein is 50 Tice Boulevard, Woodcliff Lake, New Jersey 07677.
PORTFOLIO MANAGERS
The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in each Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Joel Greenblatt and Robert Goldstein who are portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds as of April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of April 30, 2011; and

52

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.

Other Accounts Managed.The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Joel Greenblatt and Robert Goldstein, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011.

				Total Assets
	Total		Number of Accounts	Managed subject
	Number of		Managed subject to a	to a Performance
Portfolio Manager/	Accounts	Total Assets	Performance Based	Based Advisory
Type of Accounts	Managed	(millions)	Advisory Fee	Fee (millions)

Joel Greenblatt
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	13	$204	4	$9
Other Accounts:	1,884	$379	0	$0
Robert Goldstein
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	13	$204	4	$9
Other Accounts:	1,884	$379	0	$0
Material Conflicts of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type that the Fund invests in (e.g, equity securities). These include certain managed accounts which are affiliates of the Adviser. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. The portfolio managers do not earn a salary for their management of the Funds. Each portfolio manager owns an equity interest in the Adviser and is entitled to receive a share of the Adviser’s profits. To the extent that serving as investment adviser to the Funds increases the Adviser’s profits, the portfolio managers will be compensated based on their equity interests.
Ownership of Securities. The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in each Fund as of April 30, 2011.

Name of	Dollar Range of
Portfolio Manager	Equity Securities in each Fund

Joel Greenblatt	• Formula Investing U.S. Value 1000 Fund	over $1,000,000
	• Formula Investing U.S. Value Select Fund	$500,001 - $1,000,000
	• Formula Investing International Value 400 Fund	over $1,000,000
	• Formula Investing International Value Select Fund	$500,001-$1,000,000

53

Name of	Dollar Range of
Portfolio Manager	Equity Securities in each Fund

Robert Goldstein	• Formula Investing U.S. Value 1000 Fund	over $1,000,000
	• Formula Investing U.S. Value Select Fund	$500,001 - $1,000,000
	• Formula Investing International Value 400 Fund	over $1,000,000
	• Formula Investing International Value Select Fund	$500,001-$1,000,000
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Funds to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

	Fiscal Period
	Ended April 30, 2011
Formula Investing U.S. Value 1000 Fund	$27,554	[1]
Formula Investing U.S. Value Select Fund	$15,333	[1]
Formula Investing International Value 400 Fund	$16,877	[2]
Formula Investing International Value Select Fund	$8,930	[2]

[1]	The Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	The Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm to the Funds.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the

54

Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. The Funds have made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of a Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Funds invest in securities traded in the over-the-counter markets, and each Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with a Fund as principal in the purchase and sale of securities. However, affiliated persons of a Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Funds for the fiscal period ended April 30, 2011:

55

	Fiscal Period
	Ended April 30, 2011
Formula Investing U.S. Value 1000 Fund	$2,871	[1]
Formula Investing U.S. Value Select Fund	$3,843	[1]
Formula Investing International Value 400 Fund	$6,233	[2]
Formula Investing International Value Select Fund	$9,295	[2]

[1]	The Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	The Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
During the most recent fiscal year, neither the Funds nor Gotham, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure directed the Funds’ brokerage transactions to a broker because of research services provided.
For the fiscal period ended April 30, 2011, the Funds did not pay any brokerage commissions to an affiliate of the Trust.
Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Formula U.S. Value 1000 Fund held securities of the following broker-dealers, which were its regular broker-dealers as of April 30, 2011:

Value of Fund’s Aggregate
Issuer	Holdings of Issuer
Citigroup	$4,278
Goldman Sachs	$26,427
JP Morgan Chase	$30,070
Morgan Stanley	$28,477
Wells Fargo	$27,422
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in each Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in each Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc., the “Underwriter,” located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct and indirect

56

relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A and Class C shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of a Fund’s Class I or Institutional Class shares. The Trustees of the Trust, including a majority of the Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Funds and the shareholders of the Funds’ Class A and Class C shares.
The Underwriter was paid the following aggregate commissions on sales of Class A shares of the Funds during the fiscal period ended April 30, 2011:

	Fiscal Period
	Ended April 30, 2011
Formula Investing U.S. Value 1000 Fund	$0	[1]
Formula Investing U.S. Value Select Fund	$0	[1]
Formula Investing International Value 400 Fund	$0	[2]
Formula Investing International Value Select Fund	$0	[2]

[1]	Class A shares of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	Class A shares of the Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
The Underwriter retained the following concessions on sales of Class A shares of the Funds during the fiscal period ended April 30, 2011:

	Fiscal Period
	Ended April 30, 2011
Formula Investing U.S. Value 1000 Fund	$0	[1]
Formula Investing U.S. Value Select Fund	$0	[1]
Formula Investing International Value 400 Fund	$0	[2]
Formula Investing International Value Select Fund	$0	[2]

[1]	Class A shares of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	Class A shares of the Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

57

The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Funds who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the Class A and Class C shares of each Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A and Class C shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Funds on sales of Class A shares to the Underwriter for the fiscal period ended April 30, 2011:

	Fiscal Year
	Ended April 30, 2011
Rule 12b-1 Distribution Fees
Formula Investing U.S. Value 1000 Fund	$5,663	[1]
Formula Investing U.S. Value Select Fund	$7,654	[1]
Formula Investing International Value 400 Fund	$4,194	[2]
Formula Investing International Value Select Fund	$4,630	[2]

[1]	Class A shares of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	Class A shares of the Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
During the fiscal period ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution of Class A shares of the Funds under the 12b-1 Plan:

Printing and
Mailing of
		Prospectuses				Interest,
		to other				Carrying or
		Than		Compensation	Compensation	other
		Current	Compensation	to Broker-	to Sales	Financing
	Advertising	Shareholders	to Underwriters	Dealers	Personnel	Charges
Formula Investing U.S. Value 1000 Fund[1]	$0	$0	$1,108	$2,882	$0	$0

58

		Printing and
		Mailing of
		Prospectuses				Interest,
		to other				Carrying or
		Than		Compensation	Compensation	other
		Current	Compensation	to Broker-	to Sales	Financing
	Advertising	Shareholders	to Underwriters	Dealers	Personnel	Charges
Formula Investing U.S. Value Select Fund[1]	$0	$0	$1,181	$6,192	$0	$0
Formula Investing International Value 400 Fund[2]	$0	$0	$435	$1,395	$0	$0
Formula Investing International Value Select Fund[2]	$0	$0	$554	$3,647	$0	$0

[1]	Class A shares of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund commenced operations on November 3, 2010.

[2]	Class A shares of the Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced operations on December 17, 2010.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of each Fund: Class A, Class C and Class I shares with respect to the Formula Investing Funds and Institutional Class shares with respect to the Gotham Funds. The shares of each Fund, when issued and paid for in accordance with each Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A and Class C shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A and Class C shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of each Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of each Prospectus.

59

PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Funds are open for business. The Funds are open for business on days when the Exchange is open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. The Funds declare and pay dividends from net investment income annually. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.
TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities,

60

broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.

61

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over

62

capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains

63

from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that

64

would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

65

SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective

66

pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

67

Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.
BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

68

Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation

69

as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

70

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling the Funds at (877) 974-6852 or on the Funds’ website at www.formulainvesting.com.

71

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
GOTHAM ASSET MANAGEMENT, LLC
PROXY VOTING GUIDELINES
Introduction
Gotham Asset Management, LLC (“Gotham”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Gotham has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, Gotham’s general policies and procedures for voting proxies are set forth below.
Specific Proxy Voting Policies and Procedures
Gotham believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Unless otherwise directed by the client, Gotham will vote proxies and Gotham will vote such proxies in the manner that, in their opinion, serves the best interests of their clients in accordance with this policy.
The following details Gotham’s philosophy and practice regarding the voting of proxies.
General
Gotham has contracted with Broadridge Financial Solutions to use Broadridge’s Proxy Edge® platform (“PE”). PE will provide proxy voting support with regard to casting votes and keeping voting records. Under the terms of its arrangement with Broadridge, Gotham will generally follow the Glass Lewis recommendations.
Voting Guidelines
Gotham has adopted guidelines for certain types of matters to assist the Proxy Manager or designee in the review and voting of proxies. These guidelines are set forth below:
1.	Corporate Governance
a.	Election of Directors and Similar Matters

In an uncontested election, Gotham will generally vote in favor of management’s proposed directors. In a contested election, Gotham will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, Gotham will review any contested proposal on its merits.

Notwithstanding the foregoing, Gotham expects to support proposals to:
•	Limit directors’ liability and broaden directors’ indemnification rights;
And expects to generally vote against proposals to:
•	Adopt or continue the use of a classified Board structure; and

•	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

B-1

b.	Audit Committee Approvals

Gotham generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Gotham will generally vote to ratify management’s recommendation and selection of auditors.

c.	Shareholder Rights

Gotham may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Gotham expects to generally support proposals to:
•	Adopt confidential voting and independent tabulation of voting results; and

•	Require shareholder approval of poison pills;
And expects to generally vote against proposals to:
•	Adopt super-majority voting requirements; and

•	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.
2.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

Gotham may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, Gotham expects to generally support proposals to:
•	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

•	Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

•	Require shareholder approval of “poison pills.”
And expects to generally vote against proposals to:
•	Adopt classified boards of directors;

•	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

•	Require a company to consider the non-financial effects of mergers or acquisitions.
3.	Capital Structure Proposals

Gotham will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Notwithstanding the foregoing, Gotham expects to generally support proposals to:
•	Eliminate preemptive rights.

B-2

4.	Compensation
a.	General

Gotham generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Gotham generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Gotham may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, Gotham expects to generally support proposals to:
•	Require shareholders approval of golden parachutes; and

•	Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.
And expects to generally vote against proposals to:
•	Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.
5.	Stock Option Plans and Share Issuances

Gotham evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Gotham may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.

Notwithstanding the foregoing, Gotham expects to generally vote against proposals to:
•	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.
6.	Corporate Responsibility and Social Issues

Gotham generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

Gotham will consider proposals involving corporate responsibility and social issues on a case-by-case basis.
D.	Conflicts

B-3

In cases where Gotham is aware of a conflict between the interests of a client(s) and the interests of Gotham or an affiliated person of Gotham (e.g., a portfolio holding is a client or an affiliate of a client of Gotham), the Gotham will take the following steps:
(a)	vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the Gotham’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and

(b)	for other matters, contact the client for instructions with respect to how to vote the proxy.
E.	Disclosure of Proxy Voting Policy

Upon receiving a written request from a client, Gotham will provide a copy of this policy within a reasonable amount of time. If approved by the client, this policy and any requested records may be provided electronically.

E.	Recordkeeping

Gotham shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by Gotham that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)	Records of client requests for proxy voting information.
Gotham may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Gotham that are maintained with a third party such as a proxy voting service, provided that Gotham has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

B-4

LATEEF FUND

of
FundVantage Trust

Class A Shares (LIMAX)
Class C Shares (LIMCX)
Class I Shares (LIMIX)

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

LATEEF FUND

Investment Objective

The Lateef Fund (the “Fund”) seeks to provide principal preservation and long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 9 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses[2]	1.59%	2.34%	1.34%
Fee Waiver and/or Expense Reimbursement[2]	(0.35)%	(0.35)%	(0.35)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.24%	1.99%	0.99%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Fee Waiver and/or Expense Reimbursement” has been restated to reflect that, for the period September 1, 2009 through August 31, 2010, the Adviser agreed to waive or reduce its compensation received from the Fund by the lesser of (i) 0.25% of the average daily net assets (25 basis points), or (ii) an amount necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expense” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (125 basis points). For the period September 1, 2010 through August 31, 2013, Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also

1

assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A	$626	$921	$1,269	$2,247
Class C	$208	$673	$1,196	$2,630
Class I	$10,707	$36,582	$67,710	$156,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.77% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests in the common stocks of approximately 15 to 25 mid- and large-cap companies (market capitalizations greater than $1 billion) with, in the Adviser’s opinion, a sustainable competitive advantage. The Adviser uses an intensive fundamental due diligence research process to attempt to identify companies whose management teams have, in the view of the Adviser, high integrity and generate a consistent and sustainable high return on capital. Additionally, the companies in which the Fund invests will, in the opinion of the Adviser, possess high margins, strong cash flow, zero to moderate debt and trade at a price below intrinsic value.

Consistent with preserving principal, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

2

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past three calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Russell 3000 Index, both broad measures of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2011: 6.18%

Best Quarter	Worst Quarter

15.21%	-19.45%
(September 30, 2009)	(December 31, 2008)

Lateef Fund		Since Inception
Average Annual Total Returns as of December 31, 2010[1]	1 Year	(September 6, 2007)

Class A Shares Return Before Taxes[1]	8.58%	(1.92)%
Class A Shares Return After Taxes on Distributions[1,2]	8.58%	(1.93)%
Class A Shares Return After Taxes on Distributions and Sale of Shares[1,2]	5.58%	(1.63)%
Class C Shares Return Before Taxes	13.34%	(1.22)%
Class I Shares Return Before Taxes	14.50%	(0.13)%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[3]	15.06%	(2.61)%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)[4]	16.93%	(1.89)%

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class C and Class I shares will vary. The “Class A Shares Return After Taxes on Distributions and Sale of Shares” is higher than the “Class A Shares Return Before Taxes” and/or the “Class A Shares Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

[3]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

[4]	The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. The information shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

3

Management of the Fund

Investment Adviser

Lateef Investment Management, L.P.

Portfolio Managers

•	Khateeb Lateef founded Lateef in 1974 and has been a member of the team managing the Fund since its inception in 2007.

•	Scott Chapman is a Senior Portfolio Manager and Managing Director of Lateef and has been a member of the team managing the Fund since its inception in 2007.

•	James Tarkenton is a Senior Portfolio Manager and Managing Director of Lateef and has been a member of the team managing the Fund since 2008.

•	Quoc Tran is a Senior Portfolio Manager and Managing Director of Lateef and has been a member of the team managing the Fund since its inception in 2007.

Purchase And Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I
Regular Accounts	Initial Investment	$5,000	$5,000	$1,000,000 ($5,000 for registered investment advisers)

	Additional Investments	$250	$250	No Minimum

Individual Retirement Accounts	Initial Investment	$2,500	$2,500	$2,500

	Additional Investments	$250	$250	$250

Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Minimum Monthly Investment	$150	$150	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Lateef Fund	Lateef Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 499-2151

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (866) 499-2151 for current wire instructions.

Redemption by telephone:

Please call Shareholder Services at (866) 499-2151.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

4

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to provide principal preservation and long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

The Adviser uses an intensive fundamental due diligence process to attempt to identify companies that meet its proprietary investment criteria based on the objective of preserving principal and capital appreciation. The Adviser identifies mid- and large-cap companies that it believes have a sustainable competitive advantage. The Adviser then evaluates the resulting universe of companies for those that generally exhibit the following characteristics:

•	a proven track record of financial success

•	a consistent and sustainable high return on capital

•	high margins, strong cash flow and zero to moderate debt

•	high barrier to entry

•	a stable growth business with opportunity for continued growth

•	customer focused

•	recurring revenues

The Adviser then assesses the management teams of the companies that meet the criteria detailed above. The Adviser favors management teams that, in its estimation, are owner-oriented (minimal dilution from stock options, repurchases stock opportunistically and empowers its employees), respected, candid, accessible and communicative.

Consistent with preserving capital, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment. The Adviser believes the intrinsic value of a business is determined by the future cash flows the business generates. These cash flows are a function of the returns on invested capital and growth the company achieves. The intrinsic value is estimated utilizing a number of methodologies, including discounted cash flow analysis, cash flow yield and valuation multiples. The Adviser reviews the market price of the companies of interest versus their estimate of intrinsic value to determine which companies are attractively priced.

Other Investment Strategies and Policies

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).

The Fund may invest in fixed income securities as well as securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund may also hedge overall portfolio exposure through the purchase and sale of index and individual put and call options.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”). Additional information about these investment strategies and practices and related risks is provided in the Fund’s SAI.

RISKS

The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI:

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular

6

industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (866) 499-2151 and on the Fund’s website at www.lateef.com/lateef_fund.htm.

7

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Lateef is a registered investment adviser located at 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904. Lateef was founded in 1974 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, corporate pension plans, charitable foundations and academic endowments. As of July 31, 2011, Lateef had approximately $4 billion in assets under management. Lateef, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For the fiscal year ended April 30, 2011, Lateef received an aggregate investment advisory fee as a percentage of average net assets of 1.00%.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Lateef and the Trust, on behalf of the Lateef Fund is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2011.

PORTFOLIO MANAGERS

Khateeb Lateef, CFA, founded Lateef in 1974.  Prior to forming Lateef, he was a General Partner at Hambrecht & Quist as Research Director since 1970. In 1964, Mr. Lateef joined Glore Forgan, Wm. R. Staats, Inc., which later merged with E.I. du Pont. At the time of the merger, Mr. Lateef was Vice President and voting stockholder in charge of West Coast research. In 1959, he joined the Trust Investment Department of Bank of America as a securities analyst. Mr. Lateef is a Chartered Financial Analyst. He received his B.S. degree from Fordham University.

Scott Chapman, CFA, joined Lateef in March 2002 as a Senior Portfolio Manager and became an owner in January 2003. Previous positions included Senior Portfolio Manager, Director of Large-Cap Growth Strategy and Research Director (from December 1998 to November 2001) at Dreyfus Founders Asset Management and Senior Portfolio Manager and Director of Growth Strategy (from September 1991 to December 1998) at HighMark Capital Management. Mr. Chapman is a Chartered Financial Analyst. He received his B.S. degree from Santa Clara University and his MBA in Finance from Golden Gate University.

James Tarkenton, CFA, joined Lateef in June 2008 as a Senior Portfolio Manager and became an owner in January 2009. Previous positions include Managing Member and Portfolio Manager at RBO & Co, LLC from January 2006 until June 2008, Vice President and Senior Research Analyst at Oak Value Capital Management from December 1998 until December 2005, and Senior Research Associate at Cambridge Associates from June 1996 until December 1998. Mr. Tarkenton received a B.S. in Finance from Virginia Commonwealth University and his MBA with honors from the University of North Carolina at Chapel Hill.

Quoc Tran, joined Lateef in November 2005 as a Senior Portfolio Manager and became an owner in January 2007. He started in the investment industry in 1996 as an analyst at Kemper Investments in Chicago. While at Kemper, Mr. Tran co-launched Kemper’s aggressive growth fund, where he served as the dedicated analyst for the fund. Mr. Tran then spent five years at Goldman Sachs and Co. as an institutional sales professional and left Goldman as Vice President & Director in the Equities Division. In 2002, Mr. Tran joined Wallace R. Weitz & Co. in Omaha, NE. At Weitz, Mr. Tran served as Head of Private Client Services, Portfolio Manager, and Research Analyst. At Weitz & Co., Mr. Tran served as Portfolio Manager to over two dozen institutional and high net worth families accounts. Mr. Tran earned his MBA in Finance and Competitive Strategy at the University of Chicago where he was also a University of Chicago Business Fellow. Mr. Tran earned his B.A. at Bates College in Lewiston, Maine.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

8

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Class C shares and Class I shares of the Fund. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are generally offered to individuals, corporate investors and retirement plans. Class I shares are generally offered to corporations or other institutions such as trusts, foundations

9

or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Class I

Initial sales charge of 5.00% or less	No initial sales charge	No initial sales charge

Deferred sales charge may apply[1]	No deferred sales charge	No deferred sales charge

Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Class I shares	Higher annual expenses than Class A and Class I shares due to higher distribution fees	Lower annual expenses than Class A and Class C shares due to no distribution fee

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where BNY Mellon Distributors Inc. (the “Underwriter”) did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in the Fund are offered continuously for sale by the Underwriter. You can purchase Class A shares, Class C shares or Class I shares of the Fund through certain broker-dealers or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.

Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $25,000	5.00%	5.26%	4.75%

$25,000 but less than $50,000	4.50%	4.71%	4.25%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	3.25%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1 million	1.50%	1.52%	1.25%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a

10

commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.

Contingent Deferred Sales Charge (“CDSC”)

You may be subject to a CDSC if you sell Class A shares. If you bought Class A shares without an initial sales charge because your investments in the Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within eighteen months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within eighteen months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a commission was not paid by the Underwriter. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full

11

amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

For more information on reduced sales charges, please visit the Fund’s website at www.lateef.com/lateef_fund.htm or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.

CLASS C SHARES

Sales of the Fund’s Class C shares are not subject to a front-end sales charge or a contingent deferred sales charge. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares or Class I shares, Class C shares have higher expenses than Class A shares or Class I shares.

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of the Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.

CLASS I SHARES

Sales of the Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are only available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

12

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $5,000 ($2,500 if investing in an individual retirement account) with respect to Class A shares or Class C shares and at least $1,000,000 ($5,000 for registered investment advisers) with respect to Class I shares. Mail the application and your check to:

Regular Mail:	Overnight Mail:
Lateef Fund	Lateef Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 499-2151

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of additional due diligence. Please contact the Adviser at (415) 461-3800 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (866) 499-2151 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $5,000 ($2,500 if investing in an individual retirement account) with respect to Class A shares or Class C shares and at least $1,000,000 ($5,000 for registered investment advisers) with respect to Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

Individual Retirement Account Investments

You may invest in the Fund through the following individual retirement accounts:

•	Traditional Individual Retirement Accounts (“IRAs”)

•	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)

•	Spousal IRAs

•	Roth Individual Retirement Accounts (“Roth IRAs”)

•	Coverdell Education Savings Accounts (“Education IRAs”)

•	Simplified Employee Pension Plans (“SEP IRAs”)

13

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $250 for Class A or Class C shares. Mail the slip and your check to:

Regular Mail:	Overnight Mail:
Lateef Fund	Lateef Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 499-2151

By Wire

Call toll-free (866) 499-2151. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Call your bank with instructions under “To Open An Account — By Wire.” Your bank may charge a wire fee. Please make sure your wire is for at least $250 for Class A or Class C shares.

Automatic Investment Plan

You may open an automatic investment plan account for Class A and Class C shares with a $1,000 initial purchase and a $150 monthly investment. This plan is not available for Class I shares. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (866) 499-2151 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $150. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent at (866) 499-2151.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Class C shares and Class I shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.00%. “Good order” means that the purchase request is complete and includes all required information.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

14

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees. The Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares or Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

15

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within thirty (30) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

16

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition (see “Redemption Fee”).

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 2.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986 (the “Code”) and nonqualified plans) , unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement), provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the Securities and Exchange Commission (“SEC”) has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

17

•	Mail your request to:

Regular Mail:	Overnight Mail:
Lateef Fund	Lateef Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(866) 499-2151

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (866) 499-2151. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (866) 499-2151 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

18

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.

Account Minimum

You must keep at least $500 worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $500 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Class I shares require a minimum balance of $1,000,000 ($5,000 for registered investment advisers).

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Fund’s shareholder servicing group toll-free at (866) 499-2151 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in a Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

19

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call the Fund’s shareholder servicing group toll-free at (866) 499-2151.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call the Fund’s shareholder servicing group from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 499-2151.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Class I shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 499-2151 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund will distribute dividends and net capital gain, if any, annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

20

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

21

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for Class I, A and C shares for the period from September 6, 2007 (commencement of operations) to April 30, 2011. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (866) 499-2151 or visiting the Fund’s website at www.lateef.com/lateef_fund.htm.

	Class A
	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	September 6,
	April 30,	April 30,	April 30,	2007* to
	2011	2010	2009	April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07	$6.91	$9.36	$10.00
Net investment loss	(0.04)[1]	(0.05)[1]	(0.08)[1]	(0.01)
Net realized and unrealized gain/loss on investments	1.73 [1]	2.21 [1]	(2.37)[1]	(0.63)

Net increase (decrease) in net assets resulting from operations	1.69	2.16	(2.45)	(0.64)

Dividends and distributions to shareholders from:
Tax return of capital	—	—	—	— [2]

Net asset value, end of period	$10.76	$9.07	$6.91	$9.36

Total investment return[3]	18.63%	31.26%	(26.18)%	(6.37)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,230	$46,570	$34,955	$46,944
Ratio of expenses to average net assets	1.30%	1.76%	2.06%	2.05%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.59%	1.93%	—%	—%
Ratio of net investment (loss) to average net assets	(0.38)%	(0.60)%	(1.02)%	(0.23)%[4]
Portfolio turnover rate	31.77%	17.64%	51.89%	16.00%[6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[4]	Annualized.

[5]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[6]	Not annualized.

22

	Class C
	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	September 6,
	April 30,	April 30,	April 30,	2007* to
	2011	2010	2009	April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$8.87	$6.81	$9.31	$10.00
Net investment loss	(0.10)[1]	(0.11)[1]	(0.13)[1]	(0.06)
Net realized and unrealized gain/loss on investments	1.68 [1]	2.17 [1]	(2.37)[1]	(0.63)

Net increase (decrease) in net assets resulting from operations	1.58	2.06	(2.50)	(0.69)

Dividends and distributions to shareholders from:
Tax return of capital	—	—	—	— [2]

Net asset value, end of period	$10.45	$8.87	$6.81	$9.31

Total investment return[3]	17.81%	30.25%	(26.85)%	(6.90)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,086	$26,081	$18,042	$27,167
Ratio of expenses to average net assets	2.05%	2.51%	2.81%	2.80%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	2.34%	2.68%	—%	—%
Ratio of net investment (loss) to average net assets	(1.13)%	(1.35)%	(1.77)%	(0.98)%[4]
Portfolio turnover rate	31.77%	17.64%	51.89%	16.00%[6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[4]	Annualized.

[5]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[6]	Not annualized.

23

	Class I
	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	September 6,
	April 30,	April 30,	April 30,	2007*
	2011	2010	2009	to April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$9.13	$6.94	$9.37	$10.00
Net investment income/loss	(0.01)[1]	(0.03)[1]	(0.06)[1]	— [2]
Net realized and unrealized gain/loss on investments	1.75 [1]	2.22 [1]	(2.37)[1]	(0.62)

Net increase (decrease) in net assets resulting from operations	1.74	2.19	(2.43)	(0.62)

Dividends and distributions to shareholders from:
Tax return of capital	—	—	—	(0.01)

Net asset value, end of period	$10.87	$9.13	$6.94	$9.37

Total investment return[3]	19.06%	31.56%	(25.93)%	(6.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,616	$74,896	$21,508	$26,556
Ratio of expenses to average net assets	1.05%	1.48%	1.81%	1.80%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.34%	1.68%	—%	—%
Ratio of net investment (loss) to average net assets	(0.13)%	(0.35)%	(0.77)%	— [4]
Portfolio turnover rate	31.77%	17.64%	51.89%	16.00%[6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[4]	Annualized.

[5]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[6]	Not annualized.

24

LATEEF FUND
of
FundVantage Trust

(866) 499-2151

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (866) 499-2151 or on the Fund’s website at www.lateef.com/lateef_fund.htm.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 499-2151 or on the Fund’s website at www.lateef.com/lateef_fund.htm.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Lateef Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 499-2151
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Fund (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

LATEEF FUND
OF
FUNDVANTAGE TRUST
Class A Shares (LIMAX)
Class C Shares (LIMCX)
Class I Shares (LIMIX)
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Lateef Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Fund at (866) 499-2151 or on the Fund’s website at www.lateef.com/lateef_fund.htm.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund issues Class A, Class C and Class I shares. Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund.
The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, the Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund, however, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “IRC”). As such, the Fund will not be subject to federal income taxes on the earnings it distributes. Stocks of particular issuers, or issuers in particular industries, may dominate the investment portfolio of the Fund, which may adversely affect the performance of the Fund or subject it to greater price volatility than that experienced by more diversified investment companies.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment, or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.

The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard &Poor’s® Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities and securities indexes, for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategy. If other types of financial instruments, including other types of options, futures contracts or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, is not subject to registration or regulation as such under the CEA, the Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Fund.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While none of this regulatory or legislative activity has a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if these or similar measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund invests in these types of securities and the income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be

$1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE—TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable, or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
TAX RISK. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund invests in these types of securities and the income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for resale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments to gain exposure to various market sectors, and to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.

An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
WARRANTS TO PURCHASE SECURITIES. The Fund may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 25%. The Adviser expects the annual portfolio rate to remain within its anticipated range in the future.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 10 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 10 days prior to its posting on the Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 10-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the Trust’s CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund’s or its Adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.

Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund, or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1.	Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

2.	Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies;

3.	Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);

4.	Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

5.	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

6.	Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

7.	Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;

8.	Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

9.	Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR.	Trustee	Shall serve until death, resignation	President of PNC Bank Delaware	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
Date of Birth: 8/55		or removal. Trustee since 2006.	from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.		company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS
Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
Trustee within the
	Dollar Range of Equity Securities	Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	$50,001 - $100,000	$50,001 - $100,000
Iqbal Mansur	None	None

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
Trustee within the
	Dollar Range of Equity Securities	Family of
Name of Trustee	in the Fund	Investment Companies

Donald J. Puglisi	None	None
COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.

The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by request by calling the Fund at (866) 499-2151 or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of the Fund.

Class A Shares	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Class A Shares Owned

Merrill Lynch Pierce	775,937.500	12.15%
Fenner & Smith, Inc. For the Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246

Class C Shares	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Class C Shares Owned

Merrill Lynch Pierce	580,943.095	21.71%
Fenner & Smith, Inc. For the Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246

Class I Shares	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Class I Shares Owned

Merrill Lynch Pierce	10,207,736.976	49.59%
Fenner & Smith, Inc. For the Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246

Class I Shares	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Class I Shares Owned

Charles Schwab & Co., Inc.	1,645,886.863	8.00%
Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104

Prudential Investment	1,596,491.242	7.76%
Management Service FBO Mutual Fund Clients Attn: Pruchoice Unit MS NJ-05-11-20 Gateway Center 3 10th Floor 100 Mulberry Street Newark, NJ 07102

NFS LLC FEBO	1,585,889.833	7.70%
Fiduciary Trust Company P.O. Box 55806 Boston, MA 02205
INVESTMENT ADVISORY SERVICES
Lateef Investment Management, L.P. is a registered investment adviser located at 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904. Lateef was founded in 1974 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, corporate pension plans, charitable foundations and academic endowments. As of July 31, 2011, Lateef had approximately $4 billion in assets under management. As of December 31, 2010, Rosemont Capital Management, LLC owned a minority stake (less than 15%) in Lateef.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of the Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement had an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of the Fund up to $500 million, 0.95% of average daily net assets of $500 million or more but less than $1 billion and 0.90% of average daily net assets of $1 billion and over. Each class of shares of the Fund bears its respective pro-rata portion of the advisory fee payable by the Fund. The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2013, or at an earlier date at the discretion of the Board of Trustees and effective upon ninety (90) days’ written notice to shareholders. For the fiscal years ended April 30, 2011, April 30, 2010 and April 30, 2009, Lateef was paid an advisory fee of $1,267,449, $900,165 and $810,217, respectively.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the

Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of the Fund’s shares; (ii) preparing and executing selling and service agreements; (iii) preparing quarterly 12b-1 reports to the Board of Trustees of the Trust; and (iv) reviewing and submitting to the Financial Industry Regulatory Authority (“FINRA”) the Fund’s advertising and sales literature.
The front-end sales load reallowed to dealers as a percentage of the offering price of the Fund’s Class A shares is described in the Prospectus.
PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Messrs. Lateef, Chapman, Tarkenton and Tran, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts for the fiscal year ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts each of the portfolio managers jointly manage, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	4	$437	0	$0
Other Accounts:	2,073	$3,629	0	$0
Material Conflicts of Interest. Lateef provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders can not be completely filled or filled at different prices.
Compensation. Lateef compensates the Fund’s portfolio managers for their management of the Fund. The four portfolio managers are owners of Lateef and are compensated with a base salary, a cash bonus, plus a year-end distribution of Lateef’s net profits determined by each owner’s interest in Lateef. The Adviser’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility. Lateef also makes an annual contribution to the firm’s Keogh plan for each of the Fund’s portfolio managers. Total compensation of the Fund’s portfolio managers is not related to the Fund’s performance.
Ownership of Shares of the Fund. As of April 30, 2011, Lateef Capital Partners LLC, of which Mr. Lateef is an owner, beneficially owned $1 to $10,000 of equity securities in the Fund. As of the same date, Mr. Chapman beneficially owned $50,001 to $100,000 of equity securities in the Fund and Mr. Tran beneficially owned $10,001 to $50,000 of equity securities in the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.

The table below sets forth the administration and accounting service fees paid by the Fund to BNY Mellon Investment Servicing for the fiscal years ended April 30, 2009, April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Year
	Ended April 30,	Ended April 30,	Ended April 30,
	2011	2010	2009
Administration and Accounting Fee	$174,088	$83,209	$70,702
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed. The Fund has made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better execution is available elsewhere. It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal years ended April 30, 2009, April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Year
	Ended April 30,	Ended April 30,	Ended April 30,
	2011	2010	2009
Brokerage Commissions Paid by the Fund	$128,375	$100,537	$145,681
During the most recent fiscal year, neither the Fund nor Lateef, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure directed the Fund’s brokerage transactions to a broker because of research services provided. Although neither the Fund nor Lateef have entered into directed brokerage arrangements, all of the Fund’s brokerage transactions are through brokers that provide Lateef proprietary research services consistent with Section 28(e) of the Securities and Exchange Act of 1934 and Lateef’s goal for achieving best execution.
For the fiscal years ended April 30, 2009, April 30, 2010 and April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A and Class C shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Class I shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Class A and Class C shares.
The Underwriter was paid the following aggregate commissions on sales of Class A shares and Class C shares of the Fund during the fiscal years ended April 30, 2009, April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Year
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009
Class A Shares	$190	$2,424	$31
Class C Shares	$0	$0	$0
The Underwriter retained the following concessions on sales of Class A shares and Class C shares of the Fund during the fiscal years ended April 30, 2009 April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Year
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009
Class A Shares	$10,268	$17,077	$18,374
Class C Shares	$0	$0	$0
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Fund) on 60 days’ written notice to the Underwriter; or (ii) by the Underwriter on 60 days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the Class A and Class C shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Class A and Class C shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Fund to the Underwriter for the fiscal years ended April 30, 2009, April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Year
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009
Rule 12b-1
Distribution Fees
Class A	$128,494	$102,184	$91,682
Class C	$190,450	$162,824	$161,215
The following table sets forth the service fees paid by the Fund to the Underwriter for the fiscal years ended April 30, 2009, April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Year
	Ended April 30, 2011	Ended April 30, 2010	Ended April 30, 2009
Rule 12b-1 Shareholder
Service Fees
Class C	$63,483	$54,275	$53,738
During the fiscal year ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution under the 12b-1 Plan:

Printing and
		Mailing of				Interest,
		Prospectuses to				Carrying or
		other Than	Compensation	Compensation	Compensation	other
		Current	to	to Broker-	to Sales	Financing
	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges
Class A	$0	$0	$0	$119,781	$0	$0
Class C	$0	$0	$0	$252,825	$0	$0

CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A, Class C and Class I shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A and Class C shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A and Class C shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale)

will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are declared and paid annually. Distributions, if any, of net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.

Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the

Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.

Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling the Trust at (866) 499-2151 or on the Fund’s website at www.lateef.com/lateef_fund.htm.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.
•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.
•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY

B-1

2011 U.S. Proxy Voting Guidelines Summary
January 27, 2011

Institutional Shareholder Services Inc.
Copyright © 2011 by ISS
www.issgovernance.com

B-2

ISS’ 2011 U.S. Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2011
Published December 15, 2010
Updated January 27, 2011
The following is a condensed version of the proxy voting recommendations contained in ISS’ U.S. Proxy Voting Manual.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-3

2011 ISS U.S. Proxy Voting Guidelines Summary

B-4

2011 ISS U.S. Proxy Voting Guidelines Summary

B-5

2011 ISS U.S. Proxy Voting Guidelines Summary

B-6

2011 ISS U.S. Proxy Voting Guidelines Summary

B-7

Disclosure/Disclaimer
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-8

1. Routine/Miscellaneous
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
Vote FOR proposals to change the corporate name.
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-9

Audit-Related
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability CASE-BY-CASE. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.

WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-10

Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-11

2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

2.	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

3.	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

4.	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.

1. Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE), for the following:
Problematic Takeover Defenses:
Classified board structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-12

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill‘s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-13

Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

1.11.	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

1.12.	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

1.13.	The company fails to submit one-time transfers of stock options to a shareholder vote;

1.14.	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

1.15.	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.16.	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

1.17.	Failure to replace management as appropriate; or

1.18.	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

3. Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	The full board is less than majority independent.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-14

4. Director Competence
Attendance at Board and Committee Meetings
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	If the director’s total service was three meetings or fewer and the director missed only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.

Overboarded Directors
Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-15

2011 ISS Categorization of Directors

1.	Inside Director (I)

1.1.	Employee of the company or one of its affiliates[i].

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii. 1.4. Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

2.	Affiliated Outside Director (AO)

Board Attestation

2.1.	Board attestation that an outside director is not independent.

Former CEO

2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].

Non-CEO Executives

2.5.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.	Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].

Other Relationships

2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.

3.	Independent Outside Director (IO)

3.1.	No materialxii connection to the company other than a board seat.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-16

Footnotes:
i   “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
ii “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.
iii Includes any former CEO of the company prior to the company’s initial public offering (IPO).
iv When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
v   ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.
vi “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
vii Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
viii A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is
2011 ISS U.S. Proxy Voting Guidelines Summary

B-17

the party receiving the financial proceeds from the transaction).
ix Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
x  Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
xi The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause ISS to deem the founder as an independent outsider.
xii For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Other Board-Related Proposals
Age/Term Limits
Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.
Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-18

CEO Succession Planning
Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:

•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

•	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-19

Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish other Board Committee Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing governance structure:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

2011 ISS U.S. Proxy Voting Guidelines Summary

B-20

o	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

o	serves as liaison between the chairman and the independent directors;

o	approves information sent to the board;

o	approves meeting agendas for the board;

o	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

o	has the authority to call meetings of the independent directors;

o	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

o	Egregious compensation practices;

o	Multiple related-party transactions or other issues putting director independence at risk;

o	Corporate and/or management scandals;

o	Excessive problematic corporate governance provisions; or

o	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independent outsider. (See Categorization of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
Majority Vote Standard for the Election of Directors
Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.
Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-21

Proxy Access (Open Access )
Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
Shareholder Engagement Policy (Shareholder Advisory Committee)
Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead director, according to ISS’ s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests- Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Vote No Campaigns
In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-22

3. Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-23

Vote FOR proposals to restore voting rights to the control shares.
Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-24

Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-25

Management Proposals to Ratify a Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-26

Reincorporation Proposals
Management or shareholder proposals to change a company’s state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

[3]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-27

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-28

4. CAPITAL/RESTRUCTURING
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action
Vote FOR management proposals to eliminate par value.
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized shares during the last three years

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-29

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:

•	A stock exchange has provided notice to the company of a potential delisting; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-30

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Restructuring
Appraisal Rights
Vote FOR proposals to restore or provide shareholders with rights of appraisal.
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-31

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY- CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues — company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues — change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest — arm’s length transaction, managerial incentives.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-32

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

-	Are all shareholders able to participate in the transaction?

-	Will there be a liquid market for remaining shareholders following the transaction?

-	Does the company have strong corporate governance?

-	Will insiders reap the gains of control following the proposed transaction?

-	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-33

Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
Vote CASE —BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•	Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these

2011 ISS U.S. Proxy Voting Guidelines Summary

B-34

instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

o	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

o	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

o	The company’s financial condition;

o	Degree of need for capital;

o	Use of proceeds;

o	Effect of the financing on the company’s cost of capital;

o	Current and proposed cash burn rate;

o	Going concern viability and the state of the capital and credit markets.

•	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:

o	Change in management;

o	Change in control;

o	Guaranteed board and committee seats;

o	Standstill provisions;

o	Voting agreements;

o	Veto power over certain corporate actions; and

o	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:

o	Conflicts of interest should be viewed from the perspective of the company and the investor.

o	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

o	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
Reorganization/Restructuring Plan (Bankruptcy)
Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-35

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)
Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:

•	Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•	Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•	Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Spin-offs
Vote CASE-BY-CASE on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-36

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-37

5. COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices— dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-38

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-39

•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):

o	In egregious situations;

o	When no MSOP item is on the ballot; or

o	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

o	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-40

Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

2011 ISS U.S. Proxy Voting Guidelines Summary

B-41

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

Each of these factors is described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans,
2011 ISS U.S. Proxy Voting Guidelines Summary

B-42

unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that do not expressly prohibit the repricing or exchange of underwater stock options without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the Burn Rate Table published in December); and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate cap changes will be limited to a maximum of two (2) percentage points (plus or minus) the prior year’s burn-rate cap.
If a company fails to fulfill a burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-43

Burn Rate Table for 2011

Russell 3000					Non-Russell 3000
			Standard	2011 Burn		Standard	2011 Burn
GICS	Description	Mean	Deviation	Rate Cap*	Mean	Deviation	Rate Cap*
1010	Energy	1.91%	2.12%	4.03%	3.92%	9.62%	6.30%
1510	Materials	1.63%	1.41%	3.04%	2.25%	4.73%	6.54%
2010	Capital Goods	1.78%	1.56%	3.34%	3.14%	6.03%	6.69%
2020	Commercial Services & Supplies	2.96%	3.79%	4.89%	4.33%	9.02%	5.53%
2030	Transportation	1.75%	1.61%	3.36%	2.57%	6.12%	4.31%
2510	Automobiles & Components	2.00%	1.26%	3.25%	5.15%	14.37%	4.99%
2520	Consumer Durables & Apparel	2.18%	1.08%	3.26%	2.20%	4.10%	5.37%
2530	Consumer Services	2.93%	5.08%	4.80%	3.60%	6.39%	5.17%
2540	Media	2.35%	1.75%	4.10%	2.89%	3.46%	6.03%
2550	Retailing	2.45%	1.66%	4.11%	2.22%	2.41%	4.62%
3010, 3020, 3030	Consumer Staples	1.86%	1.90%	3.76%	3.23%	5.08%	5.17%
3510	Health Care Equipment & Services	2.90%	1.76%	4.66%	4.40%	5.53%	9.92%
3520	Pharmaceuticals & Biotechnology	3.92%	4.48%	7.16%	6.14%	10.35%	10.58%
4010	Banks	1.36%	1.41%	2.78%	1.13%	3.73%	4.12%
4020	Diversified Financials	5.03%	7.33%	7.15%	4.66%	5.88%	10.30%
4030	Insurance	1.58%	1.46%	3.04%	1.69%	5.09%	4.31%
4040	Real Estate	1.01%	1.01%	2.02%	1.07%	2.12%	3.18%
4510	Software & Services	4.40%	2.86%	7.26%	6.36%	15.15%	9.58%
4520	Technology Hardware & Equipment	3.56%	2.28%	5.84%	5.07%	10.87%	9.08%
4530	Semiconductor Equipment	4.07%	2.57%	6.64%	4.48%	3.29%	7.78%
5010	Telecommunication Services	2.79%	2.07%	4.50%	6.46%	14.75%	7.08%
5510	Utilities	0.78%	0.56%	2.00%	6.51%	14.22%	3.64%

*	The cap is generally the Mean + Standard Deviation, subject to minimum cap of 2% (de minimus allowance) and maximum +/- 2 percentage points relative to prior year burn rate cap for same industry/index group.

A premium (multiplier) is applied on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-44

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares
Pay-for-Performance- Impact on Equity Plans
If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:

•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.

See Pay-for-Performance discussion under Executive Pay Evaluation for further details.
Liberal Definition of Change-in-Control
Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Problematic Pay Practices
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-45

Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider CASE-BY-CASE a carve-out of a portion of cost attributable to overhang, considering the following criteria:

•	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:

-	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

-	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

-	The general vesting provisions of option grants; and

-	The distribution of outstanding option grants with respect to the named executive officers;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-46

•	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

Other Compensation Plans
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans— Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-47

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered CASE-BY-CASE using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in ISS’s classification of director independence, or if the plan contains excessive problematic provisions.
Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-48

Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-49

Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

-	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-50

Adopt Anti-Hedging/Pledging/Speculative Investments Policy
Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Bonus Banking/Bonus Banking “Plus”
Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-51

Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines;

-	A holding period requirement coupled with a significant long-term ownership requirement; or

-	A meaningful retention ratio;

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on
2011 ISS U.S. Proxy Voting Guidelines Summary

B-52

a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Non-Deductible Compensation
Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.
Pay for Performance
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
Vote CASE-BY-CASE on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:

•	Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•	Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

2011 ISS U.S. Proxy Voting Guidelines Summary

B-53

•	Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit CEOs from serving on Compensation Committees
Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoup Bonuses
Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. ISS will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-54

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity
Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under ISS policy, and may even result in withheld votes from compensation committee members. The second component of this proposal — related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-55

•	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
2011 ISS U.S. Proxy Voting Guidelines Summary

B-56

6. Social/Environmental Issues
Overall Approach

•	When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Animal Welfare
Animal Welfare Policies
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.

Animal Testing
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter (Controlled Atmosphere Killing (CAK))
Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-57

Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Reports on Potentially Controversial Business/Financial Practices
Vote CASE-BY CASE on requests for reports on the company’s potentially controversial business or financial practices or products taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, Product Reimportation, and Health Pandemics
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-58

Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Health Pandemics
Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
Product Safety and Toxic/Hazardous Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

•	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-59

•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote AGAINST resolutions requiring that a company reformulate its products.
Tobacco- Related Proposals
Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.

Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
Climate Change and the Environment
Climate Change/ Greenhouse Gas (GHG) Emissions
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:

•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-60

•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

General Environmental Proposals and Community Impact Assessments, Concentrated Area Feeding Operations
General Environmental Proposals and Community Impact Assessments
Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	The scope of the resolution.

Concentrated Area Feeding Operations (CAFOs)
Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and

•	The company publicly discloses company and supplier farm environmental performance data; or

•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.

Energy Efficiency
Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-61

•	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Facility and Operational Safety/Security
Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Operations in Protected Areas
Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling Strategies
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.

Renewable Energy
Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-62

Diversity
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity
Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.

Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-63

General Corporate Issues
Charitable Contributions
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:

•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company‘s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
Political Contributions & Lobbying Expenditures/Initiatives
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-64

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy; and

•	The impact that the policy issue may have on the company’s business operations.

International Issues, Labor Issues, and Human Rights
International Human Rights Proposals
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Internet Privacy and Censorship
Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:

•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;

•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;

•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,

2011 ISS U.S. Proxy Voting Guidelines Summary

B-65

•	The level of controversy or litigation related to the company’s international human rights policies and procedures.

MacBride Principles
Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:

•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•	Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.

Operations in High Risk Markets
Vote CASE-BY-CASE on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-66

Nuclear and Depleted Uranium Weapons
Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Sustainability
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-67

7. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-68

Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
2011 ISS U.S. Proxy Voting Guidelines Summary

B-69

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
2011 ISS U.S. Proxy Voting Guidelines Summary

B-70

Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

2011 ISS U.S. Proxy Voting Guidelines Summary

B-71

PACIFIC CAPITAL TAX-FREE SECURITIES FUND

Class Y
(PTXFX)
PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Class Y
(PTFSX)
of
FundVantage Trust

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

PACIFIC CAPITAL TAX-FREE SECURITIES FUND

Investment Objective

The Pacific Capital Tax-Free Securities Fund (the “Tax-Free Securities Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Class Y

Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver[1]	0.13%

[1]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until November 30, 2012. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class Y	$13	$86	$165	$399

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the nine months ended April 30, 2011, the portfolio turnover rate of the Fund was 12.26% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply. The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

1

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

•	Non-Diversification Risk: The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

2

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management. This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Performance Information

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on June 28, 2010. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii Municipal Bond Index. The performance information set forth in the bar chart and table below is that of the Class Y shares of the Predecessor Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2011: 3.51%

Best Quarter	Worst Quarter

4.52%	-2.99%
Q3 2002	Q4 2010

Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years

Class Y
Return Before Taxes	2.21%	3.34%	4.01%
Return After Taxes on Distributions[1]	2.21%	3.28%	3.88%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.91%	3.42%	4.00%
Barclays Capital Hawaii Municipal Bond Index[2] (reflects no deductions for fees, expenses or taxes)	2.23%	4.41%	4.88%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

[2]	The Barclays Capital Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

3

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Asset Management Group of Bank of Hawaii

PORTFOLIO MANAGERS

•	Stephen K. Rodgers, Executive Vice President, Chief Investment Officer and Head of the Fixed Income Department, has been a portfolio manager of the Fund since 2004.

•	Janet Katakura, Vice President and Senior Portfolio Manager, has been a portfolio manager of the Fund since 2010.

•	Denis Massey, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since 2010.

PURCHASE AND SALE OF FUND SHARES

There are no minimum investment requirements for the Fund.

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail

Regular Mail:	Overnight Mail:
Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Securities Fund
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 678-6034

Purchase by wire

Please contact Fund shareholder services (“Shareholder Services”) at (888) 678-6034 for current wire instructions.

Redemption by telephone

Call (888) 678-6034.

Tax Information

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. These distributions may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax. A portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, including Bank of Hawaii and its affiliates), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4

PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Tax-Free Intermediate Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Class Y

Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%

[1]	The Adviser has agreed to waive its advisory fee. The Waiver will remain in effect until November 30, 2012. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class Y	$31	$140	$260	$609

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the nine months ended April 30, 2011, the portfolio turnover rate of the Fund was 13.20% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.

Under normal market conditions, the average remaining maturity of the Fund’s investment portfolio (measured on a dollar-weighted basis) will be between two to five years. The Adviser also considers the duration of the Fund and anticipates that the duration range will be similar to the average remaining maturity range.

5

The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The Fund’s share value will likely be less volatile than the Pacific Capital Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.

The Fund may also invest in other kinds of debt instruments issued by domestic issuers. The Fund is non-diversified, which means that the Fund may invest its assets in securities of fewer issuers than would a diversified mutual fund.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

•	Non-Diversification Risk: The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, less fluctuation in the value of your investment than a long-term bond fund, a high level of liquidity, and professional portfolio management. This Fund is

6

not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Performance Information

Before the Fund commenced operations, all of the assets of the Tax-Free Short-Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Short-Intermediate Fund”), were transferred to the Fund in a tax-free reorganization (the “Short-Intermediate Reorganization”). The Short-Intermediate Reorganization occurred on June 28, 2010. As a result of the Short-Immediate Reorganization, the Fund assumed the performance and accounting history of the Predecessor Short-Intermediate Fund prior to the date of the Short-Intermediate Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii 3-Year Municipal Bond Index. The performance information set forth in the bar chart and table below is that of the Class Y shares of the Predecessor Short-Intermediate Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Year to Date Total Return as of June 30, 2011: 1.14%

Best Quarter	Worst Quarter

3.02%	-1.49%
Q2 2002	Q2 2004

Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years

Class Y
Return Before Taxes	1.05%	2.81%	2.99%
Return After Taxes on Distributions[1]	1.05%	2.76%	2.95%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.29%	2.75%	2.93%
Barclays Capital Hawaii 3-Year Municipal Bond Index[2] (reflects no deductions for fees, expenses or taxes)	1.50%	4.17%	3.95%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

[2]	The Barclays Capital Hawaii 3-Year Municipal Bond Index is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

7

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Asset Management Group of Bank of Hawaii

PORTFOLIO MANAGERS

•	Stephen K. Rodgers, Executive Vice President, Chief Investment Officer and Head of the Fixed Income Department, has been a portfolio manager of the Fund since 2004.

•	Janet Katakura, Vice President and Senior Portfolio Manager, has been a portfolio manager of the Fund since 2010.

•	Denis Massey, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since 2010.

PURCHASE AND SALE OF FUND SHARES

There are no minimum investment requirements for the Fund.

You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.

Purchase or redemption by mail

Regular Mail:	Overnight Mail:
Pacific Capital Tax-Free Short Intermediate Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 678-6034

Purchase by wire

Please contact Fund Shareholder Services at (888) 678-6034 for current wire instructions.

Redemption by telephone

Call (888) 678-6034.

Tax Information

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. These distributions may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax. A portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, including Bank of Hawaii and its affiliates), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

8

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Tax-Free Securities Fund seeks high current income that is exempt from federal and Hawaii income tax.

The Tax-Free Intermediate Fund seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

The investment objectives of the Tax-Free Securities Fund and the Tax-Free Intermediate Fund (each a “Fund” and together, the “Funds) are non-fundamental, and may be changed by the Trust’s Board of Trustees without shareholder approval. The investments and strategies discussed above are those that the Adviser will use under normal market conditions.

OTHER INVESTMENT STRATEGIES

The Funds may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”) and their investment limitations. At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).

The Funds may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act, the rules thereunder and applicable Securities and Exchange Commission (“SEC”) staff interpretations thereof, or applicable exemptive relief granted by the SEC) other investment companies managed by the Adviser. To the extent that a Fund makes such investments, the Fund’s ability to achieve its investment objective will depend on the ability of the funds in which it invests to achieve their own investment objectives. In addition, as a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of any other investment companies in which the Fund invests.

Subject to the approval of the Board of Trustees and a Fund’s shareholders, the Adviser may, from time to time, engage one or more sub-advisers to assist in the management of a Fund (or a portion thereof).

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold up to 100% of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective.

The Funds also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”), available, free of charge, by calling toll-free (888) 678-6034. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov.

RISKS

The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security). Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, while others, such as securities issued by the Federal Farm Credit Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Federal Home Loan Bank, are supported only by the issuer’s right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, or by the issuer’s own credit. However, the Funds will invest in the securities of such issuers only when the Adviser believes that the credit risk is minimal.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates. The longer the average maturity of the Funds’ investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. Investing in certain foreign

9

securities may carry a greater liquidity risk than investing in domestic securities.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and each Fund’s performance may lag behind that of similar funds.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of a Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which a Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress, state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase a Fund’s operating expenses. Any income derived from a Fund’s ownership or management of such assets may not be tax-exempt. Although the municipal bonds acquired by a Fund will generally be the subject of an opinion of counsel to the effect that interest on the bonds is excludable from gross income for federal income tax purposes, there can be no assurance that the Internal Revenue Service (“IRS”) will in all cases agree. Any determination that interest on a municipal bond is not excludable from gross income will likely have an adverse affect on the value of the bond. The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

The Funds invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Funds therefore will be affected by economic and political developments in Hawaii.

•	Non-Diversification Risk: Each Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI which is available, free of charge, by calling toll-free (888) 678-6034. The SAI may also be viewed or downloaded, free of charge, on the Fund’s website at www.boh.com/wealth-management/solutions/807.asp or from the EDGAR database on the SEC’s website at www.sec.gov.

10

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.

INVESTMENT ADVISER

The Asset Management Group of Bank of Hawaii (the “Adviser”) is a registered investment adviser located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813. As of July 31, 2011, the Adviser had approximately $2.24 billion in assets under management. The Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. For its services as investment adviser, the Adviser is entitled to receive an annual advisory fee of 0.20% of the average daily net assets of each Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Funds is available in the Funds’ annual report to shareholders for the fiscal year ended July 31, 2010.

PORTFOLIO MANAGERS

Stephen K. Rodgers, CFA, is responsible for the day-to-day management of the Funds. Mr. Rodgers, Executive Vice President, Chief Investment Officer and head of the Fixed Income Department, has been with Bank of Hawaii for sixteen years.

Janet Katakura, is responsible for the day-to-day management of the Funds. Ms. Katakura, Vice President and Senior Portfolio Manager, has been with Bank of Hawaii for twenty-eight years.

Denis Massey, is responsible for the day-to-day management of the Funds. Mr. Massey, Vice President and Portfolio Manager, has been with Bank of Hawaii for eight years.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

11

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

NAV	=	−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Each Fund’s fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Shares are offered on a continuous basis by BNY Mellon Distributors Inc. (the “Underwriter”) and are sold without any sales charges. There is no minimum initial investment in a Fund. The Funds do not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. You may purchase shares as specified below.

Class Y shares are available to any institution (including Bank of Hawaii and its affiliated and correspondent banks) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts. If you purchase Class Y shares through an organization, you may be charged a transaction-based fee or other fee for the services of such organization.

12

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the applicable Fund. Mail the application and your check to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 678-6034

The Funds will only accept checks drawn in U.S. dollars on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of additional due diligence. Please contact the Adviser at (808) 694-4444 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 678-6034 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 678-6034

By Wire

Please call Shareholder Services toll-free at (888) 678-6034 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Purchase Price

Class Y shares of each Fund are sold at the NAV next determined after receipt of the request in good order. “Good order” means that the purchase request is complete and includes all required information.

Financial Intermediaries

You may purchase shares of a Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers,

13

dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees. A Fund may also directly enter into agreements with “financial intermediaries” pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of a Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although a Fund may use financial firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

14

Rights Reserved by the Funds

The Funds reserve the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Funds. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Funds engaging in activities to a greater extent than they otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAVs of the Funds do not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Funds and their shareholders, the Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Funds believe are engaging in similar trading activity that, in the judgment of the Funds or the Adviser, may be disruptive to the Funds. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Funds and their shareholders or would subordinate the interests of the Funds and their shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that the Funds may be the target of market timing or similar trading practices. If, in the CCO’s judgment, the Funds or the Adviser detect excessive, short-term trading, the Funds may reject or restrict a purchase request and may further seek to close the investor’s account. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Funds will apply its procedures in a manner that, in the Funds’ judgment, will be uniform.

There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Funds for an “omnibus” account, in nominee name or on behalf of another person, the Funds will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Funds. If a financial intermediary fails to enforce the Funds’ excessive trading policies, the Funds may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.

15

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. Each Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays; (2) the SEC has, by order, permitted such suspension for the protection of a Fund’s shareholders; or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Each Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular Mail:	Overnight Mail:
[Fund Name]	[Fund Name]
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 678-6034

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (888) 678-6034. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. Each Fund reserves the right to refuse a wire redemption if the Fund believes it is advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service; however, please allow 2 to 3 business days for the transfer of money to reach your banking institution.

16

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted.

Late Trading

Late Trading is the practice of buying or selling Fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.

EXCHANGE OF SHARES

Class Y shares of the Pacific Capital Tax-Free Securities Fund may be exchanged for Class Y shares of the Pacific Capital Tax-Free Short Intermediate Securities Fund.

Conversely, Class Y shares of the Pacific Capital Tax-Free Short Intermediate Securities Fund may be exchanged for Class Y shares of the Pacific Capital Tax-Free Securities Fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “More Information about Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to requirements of the particular fund into which the exchange is made.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set minimum investments or other limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares directly through the Funds.

Medallion Signature Guarantees

The Funds may require additional documentation for the redemption of shares of the Funds held in corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When a Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association

17

or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 678-6034 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Funds to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 678-6034.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 678-6034.

Account Statements

Each Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements reflecting transactions made during the quarter;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

Each Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, each Fund mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 678-6034 or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Distributions from net investment income are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Funds will be distributed annually. Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. You may elect to receive the distributions in cash by calling the transfer agent. Shares become entitled to receive distributions on the day after the shares are issued.

18

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The Funds intend to meet all IRS requirements necessary to ensure that they are qualified to pay “exempt-interest dividends,” which, generally, means that the Funds may pass on to their shareholders the federal tax-exempt interest received from tax-exempt securities. The amount that a Fund may elect to treat as exempt interest dividends is, in general terms, limited to the amount of tax-exempt interest it earns on municipal securities less interest and certain other expenses. Exempt interest dividends may be taken into account in computing social security and railroad retirement benefits.

The Funds may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund’s investment income is generally derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations. The Funds expect that their distributions will primarily consist of investment income.

The Funds may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development bonds and private activity bonds or are “related persons” to such users. Such users are urged and advised to consult their tax advisors before investing in a Fund.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

19

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

20

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Beginning with the fiscal year ending in 2011, the Funds’ fiscal year end was changed from July 31 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided for the fiscal period ended April 30, 2011 and the fiscal year ended July 31, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ 2011 Annual Report. The Funds’ 2011 Annual Report is incorporated by reference to the Funds’ SAI and is available by calling (888) 678-6034. The information provided for fiscal years ended prior to July 31, 2010 has been derived from information audited by another independent registered public accounting firm of each of the Predecessor Funds.

Pacific Capital Tax-Free Securities Fund

	For the
	Nine Months
	Ended
	April 30,		For the Year Ended July 31,
	2011†		2010	2009	2008	2007	2006

Class Y
Per Share Operating Performance
Net asset value, beginning of period	$10.16		$9.97	$9.94	$10.09	$10.15	$10.57
Net investment income	0.34		0.37	0.41	0.44	0.43	0.42
Net realized and unrealized gain (loss) from investments	(0.25)		0.20	0.04	(0.14)	(0.05)	(0.29)

Net increase in net assets resulting from operations	0.09		0.57	0.45	0.30	0.38	0.13

Dividends to shareholders from:
Net investment income	(0.33)		(0.38)	(0.41)	(0.44)	(0.43)	(0.42)
Net realized gains	—		—	(0.01)	(0.01)	(0.01)	(0.13)

Net asset value, end of period	$9.92		$10.16	$9.97	$9.94	$10.09	$10.15

Total investment return	0.89	%*[c]	5.77%	4.75%	3.02%	3.81%	1.34%
Ratio/Supplemental Data
Net assets, end of year (000’s omitted)	$209,482		$270,644	$233,348	$254,182	$282,671	$287,126
Ratio of expenses to average net assets	0.13	%**	0.71%	0.76%	0.70%	0.68%	0.73%
Ratio of expenses to average net assets without waivers and expense reimbursements[a]	0.33	%**	0.87%	0.91%	0.85%	0.83%	0.94%
Ratio of net investment income to average net assets	4.49	%**[c]	3.80%	4.21%	4.36%	4.25%	4.09%
Portfolio turnover rate	12.26	%*	12.10%	23.69%	30.61%	19.29%	59.63%[b]

*	Not annualized.

**	Annualized.

[a]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[b]	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

[c]	During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total return for the Fund would have been 4.08% and 0.59%, respectively.

†	The Fund changed its fiscal year end to April 30.

21

Pacific Capital Tax-Free Short Intermediate Securities Fund

	For the
	Nine Months
	Ended
	April 30,		For the year Ended July 31,
	2011†		2010	2009	2008	2007	2006

Class Y
Per Share Operating Performance
Net asset value, beginning of period	$10.39		$10.32	$10.20	$10.08	$10.11	$10.27
Net investment income	0.16		0.15	0.26	0.33	0.34	0.31
Net realized and unrealized gain (loss) from investments	(0.11)		0.06	0.12	0.12	(0.03)	(0.16)

Net increase in net assets resulting from operations	0.05		0.21	0.38	0.45	0.31	0.15

Dividends to shareholders from:
Net investment income	(0.16)		(0.14)	(0.26)	(0.33)	(0.34)	(0.31)

Net asset value, end of period	$10.28		$10.39	$10.32	$10.20	$10.08	$10.11

Total investment return	0.45	%*[c]	2.10%	3.80%	4.55%	3.08%	1.47%
Ratio/Supplemental Data
Net assets, end of year (000’s omitted)	$57,831		$68,291	$61,113	$47,552	$50,835	$62,816
Ratio of expenses to average net assets	0.30	%**	0.77%	0.81%	0.77%	0.74%	0.75%
Ratio of expenses to average net assets without waivers and expense reimbursements[a]	0.50	%**	0.88%	0.91%	0.87%	0.83%	0.91%
Ratio of net investment income to average net assets	2.06	%**[c]	1.46%	2.47%	3.27%	3.33%	3.03%
Portfolio turnover rate	13.20	%*	22.81%	40.33%	39.29%	68.09%	112.73%[b]

*	Not annualized.

**	Annualized.

[a]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[b]	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.

[c]	During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total return for the Fund would have been 1.86% and 0.35%, respectively.

†	The Fund changed its fiscal year end to April 30.

22

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
of
FundVantage Trust

(888) 678-6034

FOR MORE INFORMATION

For additional information about the Funds, the following documents, when available, are free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling toll-free (888) 678-6034 or on the Funds’ website at www.boh.com/wealth-management/solutions/807.asp.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The Funds’ SAI may be obtained, free of charge, by calling toll-free (888) 678-6034 or on the Funds’ website at www.boh.com/wealth-management/solutions/807.asp.

Shareholder Inquiries

Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Pacific Capital Funds
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 678-6034
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Funds (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room of the SEC in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Class Y Shares (PTXFX)
PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
Class Y Shares (PTFSX)
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with each Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. The Funds’ audited financial statements for the fiscal year ended April 30, 2011, included in the Annual Report to shareholders, are incorporated into this SAI by reference. A copy of the Prospectus, SAI and Annual Report to shareholders may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling (888) 678-6034 or on the Funds’ website at www.boh.com/wealth-management/solutions/807.asp.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest and currently operates 31 separate series. This SAI only relates to the Funds. The Trust has established each Fund as a separate series of the Trust. Each Fund offers Class Y shares. Each Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund operated as the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund, respectively, series of Pacific Capital Funds (the “Predecessor Funds”). Before each Fund commenced operations, substantially all of the assets of each Predecessor Fund were transferred to its corresponding Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on June 28, 2010 after being approved by shareholders of the Predecessor Funds. As a result of the Reorganization, the performance and accounting history of each Predecessor Fund has been assumed by its corresponding Fund. Financial and performance information prior to June 28, 2010 included herein is that of the Predecessor Funds.
INVESTMENT POLICIES
The following discussion supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds. In addition, although not principal strategies of the Funds, the Funds may invest in other types of securities and engage in other investment practices as described in the Prospectus or in this SAI. Unless otherwise indicated, each Fund is permitted to invest in each of the investments listed below, or engage in each of the investment techniques listed below consistent with the Fund’s investment objectives, policies and strategies. The investment limitations below are considered to be non-fundamental policies which may be changed at any time by a vote of the Fund’s Board of Trustees, unless designated as a “Fundamental” policy. In addition, any stated percentage limitations are measured at the time of the purchase of a security.
The Funds normally invest at least 80% of their net assets in municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. These 80% policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank and savings and loan obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, fixed time deposits and interest bearing demand accounts. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Interest bearing demand accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 through December 31, 2013. The FDIC is an independent agency of the United States Government, and FDIC deposit insurance is backed by the full faith and credit of the United States Government.
The Funds limit their bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $11 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements (or economically similar transactions), that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Each Fund may enter into reverse repurchase agreements and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund typically will segregate or “earmark” assets determined to be liquid by the Asset Management Group of Bank of Hawaii (the “Adviser”) in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by such Fund which it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Funds under the 1940 Act. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings. The Funds have adopted non-fundamental limitations which restrict circumstances in which and the degree to which the Funds can engage in borrowing. See the section entitled “Investment Limitations,” below.
COMMERCIAL PAPER. Each Fund may invest in commercial paper that is rated at the date of purchase in the highest rating category assigned by a nationally recognized statistical rating organization (“NRSRO”) or unrated if considered by the Adviser to be of comparable quality. Each Fund may invest in tax-exempt commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by the Adviser to be of comparable quality. See “Municipal Securities” below. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.
CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, because credit rating agencies may fail to timely change credit ratings to reflect subsequent events, the Adviser must monitor the issuers of bonds in a Fund’s portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so that the Fund can meet redemption requests.
To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of the NRSROs currently used by the Funds are more fully described in Appendix A to this SAI.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government or government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times. Each of the Funds may invest in debt securities issued by domestic and foreign issuers. The Funds may only invest in U.S. dollar-denominated foreign debt securities. The debt securities in which the Funds will invest generally will be of investment grade (i.e., rated in the top four rating categories by an NRSRO), or, if unrated, determined to be of comparable quality by the Adviser.
DERIVATIVE INSTRUMENTS. The Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities and securities indexes, enter into interest rate and index futures contracts, and purchase and sell options on such futures contracts (“futures options”) for hedging or cash management purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective. To the extent that a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 adopted by the Commodity Futures Trading Commission (“CFTC”) pursuant to the Commodity Exchange Act (“CEA”).
The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If a Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may purchase put and call options and write covered put and call options on securities in which such Fund may invest, provided the value of the securities underlying such options do not exceed 5% of the Fund’s net assets in the aggregate and (1) are traded on registered domestic securities exchanges or (2) result from separate privately negotiated transactions in the over-the-counter market with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if a Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if a Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, and it is expected that other futures contracts will be developed and traded in the future.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the CFTC and the National Futures Association (“NFA”), none of the Funds is deemed to be a “commodity pool” or “commodity pool operator” under the CEA, and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as Adviser to the Funds.
Limitations on Use of Futures and Futures Options. A Fund may enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, each Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on the NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.
The requirements for qualification as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “IRC”), also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation of the Funds.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. Successful hedging depends upon the Adviser’s ability to predict movements of the securities markets, interest rates, and other factors, which requires different skills than predicting changes in the price of individual securities. Even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. As noted above, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it enters into a hedge that involves an obligation to a third party. If a Fund were unable to close out its position in such a hedge because of the lack of a liquid market or other factors, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a hedge position prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Options Thereon. Options on securities and futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent a Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Funds from being able to achieve their investment objectives. Recently, multiple committees of the U.S. Congress have held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. While none of this regulatory or legislative activity has a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if these or similar measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use these instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.
FOREIGN SECURITIES. The Funds may invest directly in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars.
There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries, and some of these countries have specifically authorized such funds. There also are investment opportunities in some of these countries in pooled vehicles that resemble open-end investment companies. Any investment by the Funds in these companies will be subject to certain percentage limitations of the 1940 Act, the rules thereunder and applicable Securities and Exchange Commission (“SEC”) staff interpretations thereof, or applicable exemptive relief granted by the SEC. This restriction on investments in securities of investment companies may limit opportunities for the Funds to invest indirectly in various developing Asian countries. Shares of some investment companies may at times be acquired only at market prices representing premiums to their net asset values. In certain countries, banks or other financial institutions may be among the leading companies to have actively traded securities. The 1940 Act and applicable SEC rules, staff interpretations and other guidance may restrict the Funds’ investments in some foreign banks and other financial institutions.
Other Matters
Inflation accounting rules in some developing countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain companies in developing countries. Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in the Funds incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
Regional Risk Considerations
In addition to the risk of investments in foreign securities and in emerging markets described above, investments in issuers of securities in particular regions may be subject to additional regional risks.
Asia. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from: (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries.
Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Certain Latin American countries are among the world’s largest debtors to commercial banks and foreign governments. At times, some Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.
Europe, Middle East and Africa (“EMEA Countries”). Investing in securities of issuers located in certain EMEA Countries may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain EMEA Countries would not also be expropriated, nationalized or otherwise confiscated. The securities markets of many EMEA Countries are relatively small, or non-existent, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. These markets may be subject to greater influence by adverse events generally affecting the market, and by investors trading significantly larger blocks of securities than is usual in the United States. Securities settlements may, in some instances, be subject to delays and related administrative uncertainties. Foreign investment in the securities markets of certain EMEA Countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in some securities and may increase the cost and expenses of an investment. As illustrations, certain EMEA Countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from some countries is controlled by regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Issuers of securities in most EMEA Countries are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of EMEA Countries differ from U.S. standards in important respects and less information is available to investors in securities of companies located in EMEA Counties than to investors in U.S. securities.
FUNDING AGREEMENTS. Each of the Funds (may invest up to 5% of its net assets in Funding Agreements (“FAs”) similar to Guaranteed Investment Contracts issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the respective Fund on a monthly basis guaranteed interest which is based on an index. The FAs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, FAs allow a purchaser to buy an annuity with the monies accumulated under the contract; however, the Funds will not purchase any such annuities. The insurance company may assess periodic charges against an FA for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. An FA is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an FA becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.
The Funds will purchase FAs only from issuers which, at the time of purchase, are rated “A” or higher by A.M. Best Company, have assets of $1 billion or more and meet quality and credit standards established by the Adviser.
Generally, FAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market for FAs does not currently exist. Also, a Fund may not receive the principal amount of an FA from the insurance company on seven days’ notice or less. Therefore, FAs are considered to be illiquid investments and are subject to the Funds’ 15% limitation on investment in illiquid securities. See “Illiquid Securities.”
HAWAII ISSUERS. The Funds invest significantly in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by the Hawaii economy, state debt obligations, and certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, and vote initiatives.
The following material has been excerpted from the Hawaii State Department of Business, Economic Development and Tourism (“DBEDT”) Second Quarter 2011 Quarterly Statistical and Economic Reports (“QSER”) or otherwise prepared by DBEDT, some of which may be found at http://www.hawaii.gov/dbedt/. Unless otherwise stated, the following information is historical, estimated figures are used only when the definitive figures are unavailable. Unless otherwise specifically stated, all references to years and quarters in the following information are to calendar years and calendar quarters, respectively. The text refers to certain enumerated tables found under “Economic Summary & Outlook.” Following descriptions of the various components of the State’s economy and DBEDT’s outlook for the economy, there is a brief description of the impact of these components on the State’s fiscal position. The information set forth below does not purport to be complete. The Trust is not responsible for the accuracy, completeness or timeliness of this information.
Hawaii’s economic indicators were mixed in the first quarter of 2011. Visitor arrivals, average daily visitor census, visitor expenditures, civilian wage and salary jobs all increased; however, private building permits, and government contracts awarded decreased. In addition, State general fund tax revenues also decreased in the quarter from the same quarter last year.

The most encouraging signs that the recovery is accelerating were in tourism. The total number of visitors arriving by air to Hawaii continued the upturn experienced since the third quarter of 2009 by posting an 8.7 percent increase in the first quarter of 2011 over the same quarter of 2010. Other visitor metrics such as the average daily visitor census and visitor spending were all increased substantially compared with 2010. The visitor daily census was up 10.8 percent in the first quarter of 2011. Visitor spending increased 16.8 percent in the first quarter of 2011.
In construction, both the value of private building permits and government contracts awarded decreased. In the first quarter of 2011 the permit value for private construction decreased $74.5 million, while government contracts awarded decreased $7.6 million from the same quarter of 2010. Construction jobs also decreased in the first quarter of 2011 compared with the same quarter of 2010. According to the most recent data available, current construction put-in-place based on excise tax data was still showing a loss at the end of fourth quarter of 2010.
The State general fund tax revenues decreased in the first quarter of 2011 compared to the same quarter of 2010, mainly due to the delayed individual income tax refunds in 2010. In 2010, State general fund tax revenues were up 7.4 percent over the previous year; as compared to the substantial 12.8 percent decrease in 2009. As an indicator of current economic activity, state general excise tax revenue increased 5.8 percent in the first quarter of 2011 compared to the same quarter in 2010.
The labor market conditions also show that the economy is improving. After ten consecutive quarterly decreases in jobs from the second quarter of 2008 to the third quarter of 2010, Hawaii’s jobs increased for the second time. In the first quarter of 2011 Hawaii’s civilian wage and salary jobs averaged 599,000 jobs, an increase of 8,600 jobs or 1.5 percent from the same quarter of 2010.
Job increase in the first quarter of 2011 was mainly due to job increases in the private sector. In this quarter, the private sectors added about 8,200 jobs compared to the first quarter of 2010. Professional and Business Services experienced the largest job gains, added 3,200 jobs; followed by the Food Services and Drinking Places (added 2,100 jobs), Educational Services (added 1,700 jobs), Information (added 1,650 jobs), and Accommodation (added 1,400 jobs). Private sector job losses were largest in the Natural Resources, Mining and Construction sector, lost 1,350 jobs; followed by Financial Activities (lost 700 jobs), and Manufacturing lost 600 jobs). During the first quarter of 2011, the three levels of government together added only 400 jobs compared to the same quarter of 2010. The Federal government and the State government added 300 and 200 jobs, respectively, in the quarter.
The most recent data from the U.S. Bureau of Economic Analysis (BEA) shows that Hawaii’s total nominal personal income in the fourth quarter of 2010 increased $1,782 million or 3.3 percent from the same quarter of 2009. This increase includes inflation so that the growth of real personal income was smaller. The increase in nominal personal income during the fourth quarter of 2010 was due to increases in all major components of personal income. In dollar terms, the largest increase occurred in wage and salary disbursements, followed by personal current transfer receipts, supplements to wage and salaries, which include retirement and unemployment insurance benefits, dividends, interest, and rent, and proprietors’ income.
According to the most recent data available, consumer prices in Honolulu increased 1.7 percent in the second half of 2010 over the same period of 2009, as measured by the Honolulu Consumer Price Index for Urban Consumers (CPI-U). By contrast, the U.S. CPI-U increased 1.2 percent in the second half of 2010. In 2010, the Honolulu CPI-U increased 2.1 percent from the previous year.
The higher Honolulu CPI-U in the second half of 2010 was primarily due to relatively large increases in the price index of Other Goods and Services (5.5 percent); followed by the index for Education and Communication (5.1 percent), and the index for Apparel (4.5 percent). Consumer price for Housing increased only 0.9 percent and the index for Food and Beverages increased only 0.5 percent. The index for Medical Care decreased slightly in the second half of 2010 compared to the second half of 2009. Hawaii’s economy continues to recover in 2011 but at an accelerating rate. Economic expansion is expected to start in 2012.
ILLIQUID SECURITIES. Neither Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s Adviser to the Board of Trustees. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to a Fund within seven days after notice, FAs and most commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit. External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in losses to such Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of a Fund’s expenses (i.e., management fees and operating expenses) shareholders will also indirectly bear similar expenses of any other investment companies or trusts in which the Fund invests. Each Fund will also limit its investments so that, as determined immediately after a securities purchase is made, the Fund together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), provided that such ETF has been granted an exemptive order by the SEC and subject to certain terms and conditions imposed by such exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Under normal market conditions, each of the Funds invests at least 80% of its net assets in municipal obligations. For purposes of this restriction, the Funds’ investments in other investment companies, which invest exclusively in municipal securities are considered municipal obligations.
Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange the ETF will issue a quantity of new shares, sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to an ETF, such as the trustee or sponsor, may close or otherwise fail to perform its obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETF may be dependent upon licenses to use the various indices as a basis for determining its composition and/or otherwise to use certain trade names. If these licenses are terminated, the ETF may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF will be available for investment at that time.
LETTERS OF CREDIT AND LIQUIDITY AGREEMENTS. Each of the Funds may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit and liquidity agreement backed investments.
LOAN PARTICIPATIONS. Each of the Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any NRSRO.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Funds may invest in loan participations with credit quality comparable to that of the issuers of each Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to readily dispose of at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.
LOWEST CATEGORY OF INVESTMENT GRADE. Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the respective Fund. The Adviser will consider such an event in determining whether the relevant Fund should continue to hold the obligation.
MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated

maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Real Estate Mortgage Investment Conduits. The Funds may invest in real estate mortgage investment conduits (“REMICs”). REMICs are pass-through vehicles created to issue multiclass mortgage backed securities. REMICs may be organized as corporations, partnerships or trusts and those meeting certain qualifications are not subject to double taxation. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests).
Other Asset-Backed Securities. The Funds may invest in other, non-mortgage related asset-backed securities (“ABS”), including interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. These securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt instruments. The Funds may purchase ABS only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by the Adviser to be of comparable quality.
The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.
MUNICIPAL SECURITIES. The Funds each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. See “Taxation of the Funds” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General obligation securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or special obligation securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example, or in some cases, from the proceeds of a special excise tax. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Insured Municipal Bonds. Insured municipal bonds are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity. The insurance can be purchased either by the issuing government entity or by a Fund purchasing the bond. This insurance feature minimizes the risks to the Funds and their shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Funds.
Moral Obligation Bonds. Moral obligation bonds are tax-exempt bonds issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government. Under a moral obligation pledge, a state government indicates its intent to appropriate funds in the future if the primary obligor, the municipality or intermediary, defaults. The state’s obligation to honor the pledge is moral rather than legal because future legislatures cannot be legally obligated to appropriate the funds required.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond anticipation notes (“BANs”) are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes. The Funds may invest in BANs that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by the Adviser to be of comparable quality. The ability of a municipal issuer to meet its obligations on its BANs primarily depends on the issuer’s adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.
Tax Anticipation Notes. Tax Anticipation Notes (“TANs”) finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes. The Funds may invest in TANs that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by the Adviser to be of comparable quality. Uncertainty in a municipal issuer’s capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer’s ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.
Revenue Anticipation Notes. Revenue Anticipation Notes (“RANs”) are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. The Funds may invest in RANs that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by the Adviser to be of comparable quality. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance.
The Funds may not be an appropriate investment for entities which are “substantial users,” or certain “related persons” of substantial users, of facilities financed by private activity bonds. “Substantial users” are defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.
Resource Recovery Bonds. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-exempt commercial paper and short-term municipal notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes. The Funds may invest in tax-exempt commercial paper and short-term municipal notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by the Adviser to be of comparable quality.
Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of FNMA or GNMA. The Funds may invest in Construction loan notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by the Adviser to be of comparable quality.
Put Bonds. Put bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.
More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments.

Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may only enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by the Adviser. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund’s disposition of the security may be delayed or limited. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
Each Fund may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal Securities program (“STRIPS”). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trades the component parts independently.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.
The Funds may invest in floating and variable rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment (including “TBA” (to be announced)) basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a

Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When a Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, such Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of either Fund’s total assets absent unusual market conditions.
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about such Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Funds provide portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities.
Each Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Funds may post information on a website about the number of securities a Fund holds, a summary schedule of investments, a Fund’s top ten holdings and a percentage breakdown of a Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Funds or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds’ policies and procedures and any applicable confidentiality agreement.
The Funds may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Funds’ or the Adviser’s employees and affiliates that provide services to the Funds. The Funds may also distribute or authorize the distribution of information about each Fund’s holdings that is not publicly available (on a website or otherwise) to each Fund’s service providers who require access to the information: (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of a Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch Ratings Ltd. (“Fitch”). Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Funds’ Adviser and service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may a Fund, the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders’ meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. A Fund will not, as a matter of fundamental policy:

1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
2. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
3. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
4. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts (“REITs”);
5. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
6. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.
The following non-fundamental policies apply to each Fund and the Board of Trustees may change them without shareholder approval, upon 60 days’ notice to shareholders.
1. Each Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).
2. Neither Fund will purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
3. Neither Fund will engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box”; and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
4. Each Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund’s total assets.
5. Neither Fund will purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

6. Neither Fund will make investments for the purpose of exercising control or management. Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.
7. Neither Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result thereof the value of the Fund’s investment in such classes of securities would exceed 15% of the Fund’s total assets.
8. Neither Fund will invest more than 10% of its net assets in warrants.
9. Neither Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the 1933 Act that the Board of Trustees or its delegate determines to be liquid based upon the trading markets for such securities.
10. Neither Fund will purchase put and call options or write covered put and call options on securities unless (a) it may invest directly in such securities; (b) such options are traded on registered domestic securities exchanges or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System; and (c) the total assets subject to such options does not exceed 5% of the Fund’s net assets.
When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
For the purpose of applying the fundamental limitation set forth in (3) above, a governmental issuer (including a foreign government or agency or instrumentality thereof) shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of a Fund’s assets that may be invested in securities insured by any single insurer.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the Adviser or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010;	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

					Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.

INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.;

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.		SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as a trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative, and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, the distributor, the transfer agent, the custodian and the independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Funds and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Funds	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125

IQBAL MANSUR	$29,500	$0	$0	$29,500

DONALD J. PUGLISI	$28,000	$0	$0	$28,000

NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083

STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in its Code.
On an annual basis, or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available: (i) without charge by request by calling the Fund at (888) 678-6034 or; (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Funds to own of record or beneficially 5% or more of the outstanding shares of any class of each Fund are provided below. Additionally, as of the same date, none of the Trustees or officers of the Trust owned individually and together in excess of 1% of any class of outstanding shares of the Funds.

	Number of Shares
	Held of Record or	Ownership
Fund, Name, Address	Beneficially	Percentage
Pacific Capital Tax-Free Securities Fund
NFS LLC	18,313,864.158	94.63%
FBO Bank of Hawaii DBA HAWCO P.O. Box 1930 Honolulu, HI 96805

Pacific Capital Tax-Free Short Intermediate Securities Fund
NFS LLC	4,573,996.823	90.15%
FBO Bank of Hawaii DBA HAWCO P.O. Box 1930 Honolulu, HI 96805

NFS LLC	357,858.682	7.05%
FBO Bank of Hawaii DBA STROBRO P.O. Box 1930 Honolulu, HI 96805
INVESTMENT ADVISORY SERVICES
The Asset Management Group of Bank of Hawaii, is a registered investment adviser located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813 and serves as the investment adviser to the Funds. The Adviser is wholly owned by the Bank of Hawaii Corporation. As of July 31, 2011, the Adviser had approximately $2.24 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”), the Adviser manages the assets of the Funds. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Funds or the Adviser on 60 days’ written notice without penalty.
The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.20% of the average daily net assets of each Fund. The Adviser has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until November 30, 2012. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Funds’ objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for each Fund relating to research, statistical and investment activities are paid by the Adviser.
The following table sets forth the aggregate fees paid by each Fund for the fiscal years ended July 31, 2009, July 31, 2010 and the fiscal period ended April 30, 2011:

For the Fiscal Period
	For the Fiscal Year Ended		For the Fiscal Year Ended		August 1, 2010 through
	July 31, 2009		July 31, 2010		April 30, 2011*
	Aggregate		Aggregate		Aggregate
	Advisory Fee	Aggregate	Advisory Fee		Advisory Fee	Aggregate
	Paid (Before	Fee	Paid (Before	Aggregate	Paid (Before	Fee
Fund	Waiver)	Waived	Waiver)	Fee Waived	Waiver)	Waived
Pacific Capital Tax-Free Securities Fund	$1,451,672	$362,931	$1,411,771	$390,044	$392,944	$392,944
Pacific Capital Tax-Free Short Intermediate Securities Fund	$268,854	$53,775	$321,323	$74,638	$97,331	$97,331
*The Funds changed their fiscal year end to April 30.

PORTFOLIO MANAGERS
The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by the Portfolio Managers as of April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with the Portfolio Managers’ management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ Portfolio Managers from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding the Portfolio Managers’ dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.

Other Accounts Managed: The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Stephen K. Rodgers, Janet Katakura and Denis Massey, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

				Total Assets
			Number of Accounts	Managed subject
	Total Number		Managed subject to a	to a Performance
Portfolio Manager/	of Accounts	Total Assets	Performance Based	Based Advisory
Type of Accounts	Managed	(millions)	Advisory Fee	Fee (millions)
Stephen K. Rodgers
Registered Investment Companies:	1	$811	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
Janet Katakura
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	1	$15	0	$0
Other Accounts:	59	$455	0	$0
Denis Massey
Registered Investment Companies:	1	$142	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	25	$85	0	$0

Material Conflicts of Interest. Potential conflicts may arise out of: (a) a Portfolio Manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among a Portfolio Manager’s accounts with the same strategy.
Each Portfolio Manager may oversee funds and/or accounts managed under similar strategies and objectives. Potential conflicts of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.
Compensation paid by the clients varies, based on the type of account and services provided, and, in some situations, it is individually negotiated. A potential conflict may arise when a Portfolio Manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. Generally, compensation is computed as a percentage of assets under management for the client.
Generally speaking, there are no situations where the Funds’ opportunities or the execution of their investment programs (e.g., purchases and sales) may be compromised or limited by the investments of other clients. There may be occurrences where a scarcity of Hawaii-issued bonds hinders the execution of a Fund’s investment program, but this affects all accounts sharing the same investment strategy. In such situations, the Adviser is bound to allocate trades fairly among all such accounts, adhering to its policies and procedures on trade allocations, its Code of Ethics and compliance procedures.
Compensation. The Portfolio Managers are employed and compensated by Bank of Hawaii and not the Trust. The Portfolio Managers’ compensation consists of a base salary, an annual incentive cash bonus, participation in the Bank of Hawaii’s Retirement Savings Plan, and, depending on position and/or tenure, possible eligibility to participate in long term awards of options in connection with the common stock of Bank of Hawaii’s holding company parent.
The base pay component is reviewed regularly to ensure that it reflects the performance and experience of the individual and the requirement(s) of the managed portfolio(s) and is determined within a market competitive salary range. The discretionary bonus is based on a number of factors, including Fund and pre-tax account performance measured against a Fund’s benchmark. Additional factors considered in the discretionary bonus include: growth of assets under management and corresponding revenues, support for improved efficiency and enhanced investment performance. Like all employees of Bank of Hawaii, Portfolio Managers are eligible to participate in the Bank’s Retirement Savings Plan. Under the Plan, various types of contributions are made for employees by Bank of Hawaii including profit sharing, value sharing, and matching contributions. One or more of the Portfolio Managers may also be eligible to participate in the 2007 stock option and incentive plan where awards may be granted to employees whose responsibilities place them in a position to make a substantial contribution to the financial success of the Bank of Hawaii.
This compensation structure is intended to be internally equitable and to serve to reduce potential conflicts of interest between the Funds and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Funds.

Ownership of Securities. As of April 30, 2011, no portfolio manager beneficially owned equity securities in the Funds.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees paid by the Funds to BNY Mellon Investment Servicing for the period June 28, 2010 through July 31, 2010 and the fiscal period ended April 30, 2011:

	Period June 28, 2010 through	Period August 1, 2010 through
Fund	July 31, 2010	April 30, 2011*
Pacific Capital Tax-Free Securities Fund	$28,663	$71,106
Pacific Capital Tax-Free Short Intermediate Securities Fund	$14,097	$41,751

*	The Funds’ changed their fiscal year end from July 31 to April 30.

The Administrator to the Predecessor Funds was Bank of Hawaii. The following table sets forth the aggregate fees paid by each Predecessor Fund to Bank of Hawaii for the fiscal year ended July 31, 2009 and the period August 1, 2009 through June 27, 2010:

	Fiscal Year Ended	Period Ended
Fund	July 31, 2009	June 27, 2010
Pacific Capital Tax-Free Securities Fund	$96,779	$113,527
Pacific Capital Tax-Free Short Intermediate Securities Fund	$21,509	$30,836
The Sub-Administrator to the Predecessor Funds was Citi Fund Services Ohio, Inc. The following table sets forth the aggregate fees paid by each Predecessor Fund to Citi Fund Services Ohio, Inc. for the fiscal year ended July 31, 2009 and the period August 1, 2009 through June 27, 2010:

	Fiscal Year Ended	Period Ended
Fund	July 31, 2009	June 27, 2010
Pacific Capital Tax-Free Securities Fund	$120,973	$258,151
Pacific Capital Tax-Free Short Intermediate Securities Fund	$26,885	$69,998

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm to the Funds.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), , One Wall Street, New York, NY 10286, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. The Funds have made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better execution is available elsewhere. It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of a Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Funds invest in securities traded in the over-the-counter markets, and each Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with a Fund as principal in the purchase and sale of securities. However, affiliated persons of a Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.

Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund or other funds for which it acts as Adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. For the fiscal years ended July 31, 2009, July 31, 2010 and April 30, 2011, the Predecessor Funds and the Funds did not pay any brokerage commissions.
During the most recent fiscal year, neither the Funds nor the Adviser, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure directed the Funds’ brokerage transactions to a broker because of research services provided.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES
BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter.
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Underwriting Agreement terminates automatically in the event of its assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to each of the Funds (i) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Funds (or by vote of a majority of the outstanding voting securities of a Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Trust.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers Class Y shares of each Fund. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
Shares of each Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.
The Funds do not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. The NAV per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Funds are open for business. The Funds are open for business on days when the Exchange is open for business.
Each Fund’s fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from each Fund’s net investment income are declared daily and paid to shareholders monthly. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
Each Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by the Funds.
TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
MUNICIPAL BONDS. The Funds intend to invest at least 50% of their total assets in tax-exempt or municipal bonds at the end of each calendar quarter so that dividends derived from their net interest income on tax-exempt or municipal bonds and so designated by the Funds will be “exempt-interest dividends,” which are generally exempt from federal income tax when received by a shareholder. A portion of the distributions paid by a Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). Exempt-interest dividends allocable to interest from certain “private activity bonds” will not be tax-exempt for purposes of the regular income tax to shareholders who are “substantial users” of the facilities financed by such obligations or “related persons” of “substantial users.” Any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends may increase alternative minimum taxable income for purposes of determining a shareholder’s liability for the alternative minimum tax.

The tax-exempt portion of the dividends paid for a calendar year constituting “exempt-interest dividends” will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by a Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by a Fund while the investor was a shareholder. Each Fund will furnish a statement notifying its shareholders of the portion of the dividends paid with respect to a taxable year that constitute exempt-interest dividends.
Under the IRC, all or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of such Fund’s total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. A shareholder’s ability to deduct interest not limited under this rule may still be limited by other provisions of the IRC. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.
Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income from a Fund (including exempt-interest dividends distributed by such Fund). The tax may be imposed on up to 50% of a recipient’s social security or railroad retirement benefits in cases where the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s social security or railroad retirement benefits, exceeds a base amount. In addition, up to 85% of a recipient’s social security or railroad retirement benefits may be subject to tax if the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s social security or railroad retirement benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits are urged and advised to consult with their own tax advisors.
TAX CREDIT BONDS. If a Fund invests in Build America Bonds, created by the American Recovery and Reinvestment Act of 2009, or any other qualified tax credit bonds, the investment will result in taxable income to such Fund. The applicable Fund may elect to pass through to shareholders the applicable interest income and available tax credits, in which case shareholders will be required to report both the interest income and tax credits as taxable income. Shareholders may be able to claim the tax credits on their federal tax returns against their income tax, including alternative minimum tax, liability. However, such tax credits are generally not refundable. There is no assurance that a Fund will elect to pass through any such income and credits.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. As described above, the Fund intends to invest in sufficient tax-exempt or municipal bonds so that it will qualify to pay “exempt-interest dividends” to shareholders. Except for exempt interest dividends, distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. With respect to distributions from a Fund, since certain expenses attributable to earning tax-exempt income do no reduce current earnings and profits, it is possible that distributions, if any, in excess of net tax-exempt and taxable income will be treated as taxable dividends to the extent of its remaining earnings and profits (i.e., the amount of such expenses).
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.
BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.
Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.

Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report, except the information provided for fiscal years ended prior to July 31, 2010, have been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report thereon is also incorporated herein by reference. The information provided for fiscal years ended prior to July 31, 2010 has been derived from information audited by another independent registered public accounting firm. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling (888) 678-6034.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
The Investment Advisor and Fund Administration Oversight Committee of Bank of Hawaii (IAFAC) has primary responsibility for establishing proxy voting policy and overseeing the proxy voting process of the Asset Management Group of Bank of Hawaii (AMG).
On rare occasions, it will be necessary for AMG to vote proxies on matters relating to securities held in the fixed income funds it manages. AMG will generally vote proxies in accordance with the voting recommendations of Institutional Shareholder Services, Inc. (ISS), a third-party proxy voting service to which Bank of Hawaii subscribes.
The ISS proxy voting guidelines reflect normal voting positions on certain issues, but will not apply in every situation. Issues designated in the ISS guidelines that are to be voted on a case-by-case basis may be voted according to ISS recommendations or, if appropriate, as determined by AMG. Even when the guidelines specify how AMG should vote on a particular issue, AMG may choose to vote differently if it is determined that doing so will be in the clients’ best interests.
When facing conflicts between the interests of AMG and those of AMG clients, AMG will act in the best interests of its clients and take no action contrary to those interests.
As examples of potential conflicts of interest, AMG has identified the following:
•	A principal of AMG or any person involved in the proxy decision making process currently serves on the board of directors of the company to which the proxy vote relates.

•	An immediate family member of a principal of AMG or any person involved in the proxy decision making process currently serves as a director or executive officer of the company to which the proxy vote relates.

•	A potential or existing client battling a contentious shareholder proposal may ask for our vote in exchange for granting AMG business opportunities or other considerations.
The foregoing is not intended to be an exhaustive list of potential conflicts of interest.
The process of screening for conflicts of interest that could influence proxy voting may include, but is not limited to, the following:
1.	Identify any situation where AMG does not intend to vote in accordance with RMG proxy voting guidelines;

2.	Determine who (portfolio manager, AMG executive, client, etc.) is attempting to influence AMG to vote contrary to its proxy voting policy or guidelines;

3.	Review requests that would result in voting contrary to proxy voting policy or guidelines;

4.	Determine if a conflict exists, and submit the matter to the IAFAC for a final decision on how to handle the voting of the proxy (e.g., retain outside counsel, abstain from voting, etc.);

5.	As appropriate, report any conflict of interest and the resolution of that conflict to the board of trustees of any registered investment company for which AMG serves as investment adviser.

B-1

PEMBERWICK FUND
OF
FUNDVANTAGE TRUST

PROSPECTUS
SEPTEMBER 1, 2011
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY
PEMBERWICK FUND
Investment Objective
The Pemberwick Fund (the “Fund”) seeks maximum current income that is consistent with liquidity and stability of principal.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees [1]	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%

[1]	Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) has voluntarily agreed to waive its management fee. For the period February 1, 2010 (commencement of operations) through June 14, 2010, Pemberwick waived 30 basis points. Since June 15, 2010, Pemberwick has voluntarily agreed to waive 35 basis points. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver may be discontinued at any time at the discretion of Pemberwick.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Pemberwick Fund	$43	$261	$443	$969
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.46% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments (“Principal Investments”): U.S. Government securities; municipal securities; commercial paper; time deposits and certificates of deposit; corporate debt obligations; repurchase agreements; and open-end investment companies.
In selecting portfolio securities for the Fund, the Advisor will select investments so that approximately 90% of the Fund’s assets will be rated “A” or better by a nationally recognized statistical organization (“NRSRO”) or, if a rating is not available, deemed to be of comparable quality by the Advisor. It is anticipated that approximately 95% or more of the Fund’s assets (excluding floating rate or fixed to float securities issued by banking institutions having assets in excess of $200 billion) will be rated “AA” or better by an NRSRO or, if a rating is not available, deemed to be of comparable quality by the Advisor.
The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates and other economic factors. Although the Fund does not have a target duration, the Fund expects to maintain an average duration of 0 to 90 days for a portion of the portfolio in order to meet anticipated liquidity needs, and the Fund expects to maintain an average duration for all of the Fund’s assets of approximately 3.5 years or less, depending on market conditions. In determining the duration of a fixed to float security the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities taking into account the duration of those similar securities.
The Advisor has engaged J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) to manage a portion of the Fund’s assets. It is anticipated that the Advisor may allocate 15% to 35% of the Fund’s assets to the Sub-Advisor. The Sub-Advisor will implement a short duration strategy that invests in Principal Investments with maturities generally being between one to three years.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
•	Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.
•	Fixed Income Market Risks: Developments relating to subprime mortgages have adversely affected fixed income securities markets in the United States, Europe and elsewhere. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.
•	Management Risk: As with any managed fund, the Advisor or Sub-Advisor may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. There is a risk that the Sub-Advisor may be unable to achieve superior investment returns relative to other similar sub-advisers. The Advisor or Sub-Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.”

•	Municipal Securities Risk: The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. In the event of bankruptcy of an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.
•	Non-Diversification Risk: The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.”
•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
•	Repurchase Agreement Risk: The risk that the counterparty to a repurchase agreement does not honor its contractual obligations and defaults on its obligation to repurchase the security.
•	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Management of the Fund
Investment Advisor
Pemberwick Investment Advisors LLC
Sub-Advisor
J.P. Morgan Investment Management Inc.
Portfolio Managers
•	James Hussey is the President of Pemberwick and has been managing the Fund since its inception in 2010.
•	Gregg F. Hrivnak, CFA, is a Vice President of J.P. Morgan and has been managing the portion of the Fund allocated to the Sub-Advisor since the Fund’s inception in 2010.
•	Richard D. Figuly is a Vice President of J.P. Morgan and has been managing the portion of the Fund allocated to the Sub-Advisor since the Fund’s inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
There are no minimum investment requirements in the Fund.
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular mail:	Overnight mail:
Pemberwick Fund	Pemberwick Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
Purchase by wire:
Please contact Fund shareholder services (“Shareholder Services”) at (203) 413-0365 (collect) for current wire instructions.
Redemption by telephone:
Call (203) 413-0365 (collect).
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

MORE INFORMATION ABOUT THE FUND’S
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
INVESTMENT OBJECTIVE
The Fund seeks maximum current income that is consistent with liquidity and stability of principal. The Fund’s investment objective may be changed by the Board of Trustees of FundVantage Trust (the “Trust”) without shareholder approval upon written notice to shareholders. The Fund is organized as a non-diversified open-end mutual fund. There is no guarantee that the Fund will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments (“Principal Investments”):
•	U.S. Government Securities, which are debt securities, including mortgaged-backed and asset-backed securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include securities issued by government-sponsored entities, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. The Fund may only invest in U.S. Government Securities that are direct obligations of, or obligations unconditionally guaranteed by, the United States or any agency thereof. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States. U.S. Government Securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by certain private entities through the earlier of the maturity date of the debt or June 30, 2012.
•	Municipal Securities, which are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities to obtain funds for various public purposes such as the construction of the public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.
•	Commercial Paper, which are short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may only invest in commercial paper issued by a corporation organized and doing business under the laws of the United States or any state and rated in the highest or next highest category by an NRSRO such as Moody’s Investor Services, Inc. (“Moody’s”) and/or by Standard & Poor’s Financial Services LLC (“S&P”) or, if a rating is not available, deemed to be of comparable quality by the Advisor.
•	Time Deposits and Certificates of Deposit (“CDs”). CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. The Fund may only invest in time deposits and CDs issued by a commercial bank organized and doing business under the laws of the U.S. or any state, which commercial bank has surplus and undivided profits exceeding $100 million.

•	Corporate Debt Obligations. The Fund may invest in U.S. or Canadian dollar-denominated corporate debt obligations of U.S. or Canadian corporations, or corporations with substantial U.S. or Canadian operations. These securities include corporate bonds, debentures, notes and other similar corporate debt instruments, such as convertible securities, asset-backed securities and trust preferred, floating rate or fixed to float securities. Asset-backed securities must be rated “AAA” by at least one NRSRO at time of purchase. The Fund will not invest in privately issued securities. The minimum original issue size of any corporate debt obligation must be at least $50 million. Trust preferred, floating rate or fixed to float securities must be securities issued by a financial institution rated “AA” or better by at least one NRSRO or by a banking organization having assets in excess of $200 billion.
•	Repurchase Agreements, which are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. The Fund may invest in collateralized tri-party repurchase agreements with domestic banks. Typically, the Fund will invest in repurchase agreements having a duration of no more than seven days, but it may invest in repurchase agreements having a duration of no more than 60 days (or any extension or renewal thereof for a period not exceeding the period of the initial agreement). Securities held as collateral for a repurchase agreement must be maintained in a segregated account by a third-party custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement require that the market value of the collateral, including accrued interest thereon is sufficient in the event of default by the counterparty.
•	Open-End Investment Companies, which securities are issued by open-end investment companies commonly referred to as “Mutual Funds.” The Fund may only invest in open-end investment companies that: (i) have a policy to invest a significant portion of their assets in fixed-income securities having a credit rating of “AA” or better by an NRSRO or of comparable quality as determined by such company’s investment adviser; and (ii) have net assets in excess of $200 million.
The Advisor will generally hold securities to maturity, but may sell a portfolio security (i) in the event of a credit downgrade, (ii) to meet current cash flow needs, (iii) to make cash available for new investment opportunities or (iv) in anticipation of market declines or credit downgrades.
The Sub-Advisor selects securities by analyzing both individual securities and different market sectors and looks for market sectors and individual securities that it believes will perform well over time. The Sub-Advisor selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. The frequency with which the Sub-Advisor will buy and sell securities will vary from year to year, depending on market conditions.
Other Investment Strategies and Policies
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended, in order to provide short-term liquidity and for cash-flow purposes. The Fund will not borrow to leverage the Fund in an attempt to enhance investment returns. At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Advisor (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements. The Fund will maintain asset segregation policies to comply with applicable asset coverage requirements.
Subject to the approval of the Board of Trustees and the Fund’s shareholders, the Advisor may, from time to time, engage additional sub-advisers to assist in the management of the Fund (or a portion thereof).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold up to 100% of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Advisor will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.
The investments and strategies discussed above are those that the Advisor will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).
RISKS
The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI:
•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•	Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.
•	Fixed Income Market Risks: Developments relating to subprime mortgages have adversely affected fixed income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.
•	Management Risk: As with any managed fund, the Advisor or Sub-Advisor may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. There is a risk that the Sub-Advisor may be unable to achieve superior investment returns relative to other similar sub-advisers. The Advisor or Sub-Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
•	Municipal Securities Risk: The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.
•	Non-Diversification Risk: The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
•	Repurchase Agreement Risk: The risk that the counterparty to a repurchase agreement does not honor its contractual obligations and defaults on its obligation to repurchase the security. In this circumstance, the Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.
•	U.S. Government Agencies Securities Risk: Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling toll free (203) 413-0365 (collect). The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND
The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.
INVESTMENT ADVISOR AND SUB-ADVISOR
Pemberwick is a registered investment adviser located at 340 Pemberwick Road Greenwich, CT 06831. The Advisor, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations and overseeing the Sub-Advisor’s investment activities. For its services as investment adviser, the Advisor is entitled to receive an annual advisory fee of 0.50% of the average daily net assets of the Fund. From the commencement of operations of the Fund until June 14, 2010, the Advisor voluntarily waived 30 basis points of its management fee, which, in effect, reduced the advisory fee to 0.20% of the average daily net assets of the Fund during the period of such waiver. The Advisor is currently waiving 35 basis points of its management fee, which will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver may be discontinued at any time at the discretion of the Advisor. As of June 30, 2011, Pemberwick had approximately $155 million in assets under management.
J.P. Morgan is a registered investment adviser located at 270 Park Avenue, New York, NY 10017. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor. For its services as sub-adviser to the Fund, the Sub-Advisor is paid a sub-advisory fee by the Advisor. As of June 30, 2011, J.P. Morgan had approximately $1.34 trillion in assets under management.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Advisor and the Trust, on behalf of the Fund, and the sub-advisory agreement between the Advisor and the Sub-Advisor, is available in the Fund’s annual report to shareholders for the period ended April 30, 2010.
PORTFOLIO MANAGERS
Pemberwick Investment Advisors LLC
James Hussey, President of the Advisor, Treasurer and Vice President of Richman Asset Management, Inc. (“RAM”) and a Vice President and Treasurer of Richman Group Affordable Housing Corporation (“RGAHC”), is responsible for the day-to-day management of the Fund. Mr. Hussey is engaged primarily in the syndication and finance operations of RAM. Prior to joining RAM, Mr. Hussey, a Certified Public Accountant, was the Chief Financial Officer of WCI Communities Inc. NE Region and Spectrum Communities, LLC. From 1989 to 1998 Mr. Hussey held various positions with Center Development Corp, a developer of affordable housing in the New York metropolitan area. He received a Bachelor of Science degree from SUNY at Albany in 1983 and an MBA from Columbia Business School in 1994.
J.P. Morgan Investment Management Inc.
Gregg F. Hrivnak, Vice President and CFA charterholder, is responsible for the day-to-day management of the portion of the Fund allocated to the Sub-Advisor. An employee of the Sub-Advisor or its affiliates since 1989, Mr. Hrivnak has been part of the portfolio management team for the JPMorgan Short Duration Bond Fund since June 2005 and was previously a fixed income research analyst for the JPMorgan Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager on the JPMorgan Columbus Taxable Bond Team.
Richard D. Figuly, Vice President, is responsible for the day-to-day management of the portion of the Fund allocated to the Sub-Advisor. An employee of the Sub-Advisor or its affiliates since 1993, Mr. Figuly is a portfolio manager on the JPMorgan Columbus Taxable Bond Team and often focuses on mortgage- backed and asset-backed securities.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

Value of Assets Attributable to the Shares
NAV	=	– Value of Liabilities Attributable to the Shares
Number of Outstanding Shares
The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Advisor. On a quarterly basis, the Advisor’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Advisor the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
PURCHASE OF SHARES
Shares are offered on a continuous basis by BNY Mellon Distributors Inc. (the “Underwriter”) and are sold without any sales charges. There is no minimum initial investment in the Fund. The Fund does not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. You may purchase shares as specified below.

By Mail
You may purchase shares by sending a check drawn on a U.S. bank payable to the Fund along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Pemberwick Fund	Pemberwick Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, travelers checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact Shareholder Services at (203) 413-0365 (collect) for more information.
By Wire
Please call Shareholder Services at (203) 413-0365 (collect) before 4:00 p.m. Eastern time for current wire instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address under “Purchase of Shares- By Mail.”
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Rights Reserved by the Fund. The Fund reserves the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums; and

•	waive the minimum investment requirement for any investor.
Market Timing and Frequent Trading Policy
Consistent with the Fund’s investment objective to seek current income consistent with liquidity and stability of principal, the Fund does not prohibit frequent trading. However, the Fund is not designed to accommodate market timing or abusive short-term trading and discourages such activity. The Board of Trustees has adopted policies and procedures consistent with such position. “Market Timing” generally refers to frequent or excessive trades into or out of a mutual fund in an effort to anticipate changes in market prices of such fund’s investment portfolio. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.
Market timing and other abusive trading practices may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities. The Advisor believes that the Fund is not as susceptible as other mutual funds to the adverse effects of market timing activity because the Fund invests in high quality and liquid securities.
To deter market timing and to minimize harm to the Fund and its shareholders from abusive trading practices, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund or the Advisor believes are engaging in similar trading activity that, in the judgment of the Fund or the Advisor, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Advisor and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or other abusive trading practices. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect market timing or abusive trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If a financial intermediary fails to enforce the Fund’s policies with respect to market timing and other abusive trading activity, the Fund may take other actions, including terminating its relationship with such financial intermediary.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the Fund’s transfer agent has received your redemption request. Redemption checks are normally mailed on the next business day following receipt by the Fund’s transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
By Mail
You may redeem your shares by providing written instructions to the Fund’s transfer agent. Written instructions to redeem an amount exceeding $50,000 must be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock

Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public stamp is not acceptable.
Your written instructions must include the Fund name, your account number, your printed name and your signature. You should mail your written instructions specifying the number of shares or dollar amount to be redeemed. The request should be signed by all registered owners of the shares in the exact names in which they are registered with a medallion signature guarantee (if required) to:

Regular mail:	Overnight mail:
Pemberwick Fund	Pemberwick Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days to mail.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the address of record has changed within the past 30 days.
By Telephone
If you prefer to redeem your shares by telephone, you may do so if you have previously elected this option on the application form. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed by the Fund or the transfer agent, you will bear the risk of any loss. Please contact Shareholder Services by phone at (203) 413-0365 (collect) to place the telephone redemption.
Additional Information Regarding Redemptions
The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the SEC for the protection of Fund shareholders. Other events could cause a delay as well.
Redemption requests not in good order may be delayed. “Good order” means that the redemption request is complete and includes all accurate required information.
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via Automated Clearing House. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
In order to authorize the Fund’s transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 15 business days).
The Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the NAV of the Fund.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds. The Fund reserves the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services at (203) 413-0365 (collect) for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; (b) refuse an investment in the Fund;or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services at (203) 413-0365 (collect).
DISTRIBUTIONS
Distributions from net investment income are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Fund will be distributed annually. Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. You may elect to receive the distributions in cash by calling the transfer agent. Shares become entitled to receive distributions on the day after the shares are issued.
MORE INFORMATION ABOUT TAXES
The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.
Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.
Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.
This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the period from February 1, 2010 (commencement of operations) to April 30, 2011. The Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, an independent registered accounting firm, whose report along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (203) 413-0365 (collect).

		For the Period
	For Year Ended	February 1, 2010*
	April 30, 2011	to April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income	0.13 (1)	0.01	(1)
Net realized and unrealized gain on investments	0.17 (1)	—	(1)(2)

Net increase in net assets resulting from operations	0.30	0.01

Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.01)
Tax return of capital	— (2)	—

Net asset value, end of period	$10.16	$10.00

Total investment return(3)	3.01%	0.07	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,714	$140,411
Ratio of expenses to average net assets	0.42%	0.61	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	0.77%	0.92	%(5)
Ratio of net investment income to average net assets	1.31%	0.42	%(5)
Portfolio turnover rate	22.46%	9.89	%(4)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Amount is less than $0.005 per share.

(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

PEMBERWICK FUND
of
FundVantage Trust
(203) 413-0365 (collect)
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund does not currently operate an Internet website; however, the Fund’s annual and semi-annual reports are available, free of charge, by calling (203) 413-0365 (collect).
Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The Fund does not currently operate an Internet website; however, the Fund’s SAI may be obtained, free of charge, by calling (203) 413-0365 (collect).
Shareholder Inquiries
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Pemberwick Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(203) 413-0365 (collect)
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission
Reports and other information about the Fund (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

PEMBERWICK FUND
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Pemberwick Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling the investment adviser at (203) 413-0365 (collect).

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. This SAI only relates to the Fund. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pemberwick Investment Advisors LLC (the “Advisor”), serves as the investment adviser to the Fund and J.P. Morgan Investment Management Inc. (the “Sub-Advisor”) serves as the sub-adviser to the Fund.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits that: (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. As a non-fundamental policy, the Fund may only invest in certificates of deposit issued by a commercial bank organized and doing business under the laws of the U.S. or any state, which commercial bank has surplus and undivided profits exceeding $100 million.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets. The Fund will not borrow to leverage the Fund in an attempt to enhance investment returns.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations. As a non-fundamental policy, the Fund may only invest in commercial paper issued by a corporation organized and doing business under the laws of the United States or any state and rated in the highest or next highest category by Moody’s Investor Services, Inc. (“Moody’s”) and/or by Standard & Poor’s Financial Services LLC (“S&P”).
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. and Canadian dollar-denominated corporate debt securities of domestic and Canadian issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities). The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Advisor to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES. The Fund may invest in investment company securities issued by open-end investment companies. Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. As a non-fundamental policy, the Fund may only invest in open-end investment companies that invest a significant portion of its assets in fixed income securities having a credit rating of “AA” or better by a nationally recognized statistical ratings organization (an “NRSRO”) or of comparable quality as determined by such company’s investment adviser and have net assets in excess of $200 million.
MONEY MARKET FUNDS. The Fund may invest in money market mutual funds. Such investments are subject to the limits prescribed by the 1940 Act unless an SEC exemption is applicable or as may be permitted by the rules under the 1940 Act or SEC staff interpretations thereof. (See “Investment Company Securities” above).
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”). As a non-fundamental policy, the Fund will only invest in Mortgage Pass-Through Securities, Collateralized Mortgage Obligations and Adjustable Rate Mortgage Backed Securities that are:
•	direct obligations of, or obligations unconditionally guaranteed by the United States or any agency thereof; or

•	corporations organized and doing business under the laws of the U.S. or any state and rated “AAA” by at least one NRSRO at the time of purchase.
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt. See “Taxation of the Fund” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General obligation securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or special obligation securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

Bond Anticipation Notes. Bond anticipation notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax anticipation notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.
Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Fund” for a summary of some of the federal income tax consequences to shareholders of a Fund investing in IDBs and PABs.
Resource Recovery Bonds. Resource recovery bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-exempt commercial paper and short-term municipal notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of Fannie Mae or GNMA.
Put Bonds. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
The Fund will generally invest in municipal securities that are rated “A” or better by a NRSRO or, if a rating is not available, deemed to be of comparable quality by the Advisor.
REPURCHASE AGREEMENTS. The Fund may invest in tri-party repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. The Fund’s custodian will have custody of and will segregate securities acquired by the Fund under the repurchase agreement. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), the Fund intends to limit repurchase transactions to domestic banks having a duration no longer than 60 days (or any extension or renewal thereof for a period not exceeding the period of the initial agreement). Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations. All repurchase agreements will be collateralized by U.S. Government securities.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example,

GNMA securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks . In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
Some of the securities issued directly by the U.S. Treasury include Treasury bills (having maturities of one year or less when issued); Treasury notes (having maturities of one to ten years when issued); Treasury bonds (having maturities of more than 10 years when issued) and TIPS. While U.S. Treasury Securities have little credit risk, they are subject to price fluctuations prior to their maturity. U.S. Government Obligations also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
As a non-fundamental policy, the Fund may only invest in U.S. Government Obligations that are direct obligations of, or obligations unconditionally guaranteed by, the United States or any agency thereof.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The Internal Revenue Code of 1986, as amended (the “IRC”) requires that the Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a regulated investment company (“RIC”). Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government obligations, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. It is expected that the annual portfolio turnover of the Fund will be approximately 10%. However, the annual portfolio turnover may be significantly higher during periods when the investment strategy is transitioning to new sectors that the Advisor or Sub-Advisor, as the case may be, believes present more attractive investment opportunities.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Fund may post information on a website about the number of securities it holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After the Fund’s holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Advisor or Sub-Advisor, as the case may be, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund, the Advisor’s or Sub-Advisor’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to its service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch Ratings Ltd. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Advisor, Sub-Advisor and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund, the Advisor, the Sub-Advisor or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1.	Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions;

2.	Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund;

3.	Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

4.	Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, to floating rate or fixed to float securities issued by banking institutions having assets in excess of $200 billion or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;

5.	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

6.	Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments;

7.	Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;

8.	Engage in short sales of securities or maintain a short position, except that the Fund may sell short “against the box”;

9.	Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

10.	Purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.
For the purpose of applying the limitation set forth in item (4) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.
Any percentage limitations with respect to the investment of the Fund’s assets or quality requirement of issues or issuers in which the Fund invests are applied at the time of purchase.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the Advisor, the Sub-Advisor or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Advisor, the Sub-Advisor or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee	Retired since December 2010; Chief Executive Officer of US	34	Copeland Trust (registered investment

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
		since 2009.	Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.		company); Trustee of Widener University

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial,	34	American Express Receivables Financing

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.		Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust.
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Advisor or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and each of its funds’ financial operations and performance, oversee the activities and legal compliance of the Advisor, Sub-Advisor and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Advisor, the Sub-Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Advisor, the Sub-Advisor and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Advisor, the Sub-Advisor, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Advisor, the Sub-Advisor and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Fund does not invest in equity securities and thus the Fund does not expect to receive proxy solicitations or vote proxies.
In the rare event that the Fund is solicited to vote a proxy, the Board of Trustees has adopted the Advisor’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Advisor, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Advisor will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Advisor’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Advisor, the Sub-Advisor or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Advisor’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Advisor believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The proxy voting policies and procedures of the Advisor are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by request by calling the Fund at (203) 413-0365 (collect); or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. Additionally, as of the same date, none of the Trustees or officers of the Trust owned individually and together in excess of 1% of any class of outstanding shares of the Fund.

	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Shares Owned
Richman Real Estate Investments Inc. 340 Pemberwick Rd. Greenwich, CT 06831	5,084,702.863	33.57%

USA Institutional Tax Credit Fund LXIII LP 340 Pemberwick Rd. Greenwich, CT 06831	814,905.061	5.38%
INVESTMENT ADVISORY SERVICES
Pemberwick Investment Advisors LLC, a registered investment adviser located at 340 Pemberwick Road Greenwich, CT 06831, serves as the investment adviser to the Fund. As of June 30, 2011, the Advisor had approximately $155 million in total assets under management.
Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor manages the assets of the Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Advisor on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.50% of the average daily net assets of the Fund. For the period February 1, 2010 (commencement of operations) through April 30, 2010 and for the fiscal year ended April 30, 2011, the Advisor was entitled to an advisory fee of $110,387 and $764,320 respectively. However, the Advisor voluntarily waived a portion of its management fee in the amount of $66,232 for the fiscal period February 1, 2010 through April 30, 2010 and voluntarily waived a portion of its management fee in the amount of $526,457 for the fiscal year ended April 30, 2011. Accordingly, the Advisor received an advisory fee of $44,155 from the Fund for the fiscal period February 1, 2010 through April 30, 2010 and received an advisory fee of $237,863 from the Fund for the fiscal year ended April 30, 2011.

Under the terms of the Investment Advisory Agreement, the Advisor agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Advisor performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Advisor agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Advisor may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Advisor delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
Richard P. Richman, 340 Pemberwick Road, Greenwich, CT 06831, is presumed to control the Advisor through his ownership interest in the Advisor. Richman Real Estate Investments Inc., an affiliate of the Fund, because of its ownership interest in the Fund, is also an affiliate of the Advisor due to Richard P. Richman’s control of Richman Real Estate Investments Inc.
The salaries of personnel of the Advisor performing services for the Fund relating to research, statistical and investment activities are paid by the Advisor.
SUB-ADVISORY SERVICES
J.P. Morgan Investment Management Inc., a registered investment adviser located at 270 Park Avenue, New York, NY 10017, serves as the Sub-Advisor to the Fund pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”). Under the terms of the Sub-Advisory Agreement, the Sub-Advisor, subject to supervision by the Advisor and the Board of Trustees, has responsibility for managing the portion of the Fund’s assets allocated by the Advisor (“Fund Account”) in accordance with the Fund’s investment objective, policies and limitations. In addition to serving as a sub-adviser to the Fund, the Sub-Advisor serves as an investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. As of June 30, 2011, the Sub-Advisor had approximately $1.34 trillion in total assets under management.
The Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement may be terminated by the Fund at any time or by the Advisor or the Sub-Advisor on 60 days’ written notice without penalty. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Advisor is entitled to receive from the Advisor an annual sub-advisory fee from the Advisor of: 0.20% of the average daily net assets on the first $50 million of assets under management of the Sub-Advisor (“AUM”); 0.15% of the average daily net assets on the next $50 million of AUM; 0.125% of the average daily net assets on the next $100 million of AUM; 0.10% on the next $100 million of AUM; 0.08% of the average daily net assets on the next $200 million of AUM; 0.06% of the average daily net assets on the next $500 million of AUM; and 0.04% of the average daily net assets on AUM over $1 billion. For the fiscal period from February 1, 2010 to April 30, 2010 and the fiscal year ended April 30, 2011, the Sub-Advisor received sub-advisory fees of $16,726 and $61,406, respectively.

Under the terms of the Sub-Advisory Agreement, the Sub-Advisor agrees to: (a) direct the investments of the Fund Account, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund Account, securities and other investments consistent with the Fund’s objective and policies; (c) make available and provide such information as the Trust, its administrator and/or the Advisor may reasonably request for use in the preparation of the Trust’s registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (d) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Sub-Advisor agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund.
The Sub-Advisory Agreement provides that the Sub-Advisor shall not be liable for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
The Sub-Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.
PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a portfolio manager employed by the Advisor. In addition, the Advisor has engaged the Sub-Advisor to manage a portion of the Fund’s assets allocated by the Advisor. The Advisor and the Sub-Advisor each employ portfolio managers who are responsible for the day-to-day management of the Fund or a portion thereof. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(iv)	“Other Accounts Managed.” Other accounts managed by the portfolio managers for the fiscal period ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Advisor and the Sub-Advisor that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of, and method used to determine the compensation received by the Fund’s portfolio manager from the Fund, the Advisor, the Sub-Advisor or any other source with respect to managing the Fund and any other accounts as for the fiscal period ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding the portfolio managers’ dollar range of equity securities beneficially owned in the Fund for the fiscal period ended April 30, 2011.

Pemberwick Investment Advisors LLC, Advisor

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio manager employed by the Advisor, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
James Hussey
Registered Investment Companies:	1	$155	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
Material Conflicts of Interest. The Advisor may provide advisory services to other clients which invest in securities of the same type that the Fund invests in (i.e.: fixed income securities, municipal obligations). These include certain managed accounts which are affiliates of the Advisor. The Advisor is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Advisor attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. Richman Asset Management, Inc., an affiliate of the Advisor, compensates the Fund’s portfolio manager for the management of the Fund. Compensation is comprised of a fixed base salary and discretionary performance cash bonus that is based on the overall success of the firm, and the individual’s responsibility and his/her performance versus expectations, which are reviewed annually. That evaluation includes the professional’s own self-assessment of their work during the year relative to their responsibilities and also includes supervisor evaluation. The Advisor’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards.
Ownership of Securities. As of April 30, 2011, Mr. Hussey did not beneficially own equity securities in the Fund.
J.P. Morgan Investment Management Inc., Sub-Advisor
Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio managers employed by the Sub-Advisor, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Gregg F. Hrivnak
Registered Investment Companies:	4	$11,058	0	$0
Other Pooled Investment Vehicles:	1	$29	0	$0
Other Accounts:	34	$5,823	0	$0
Richard D. Figuly

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
Portfolio Manager/	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	5	$13,591	0	$0
Other Pooled Investment Vehicles:	1	$29	0	$0
Other Accounts:	34	$7,153	2	$1,181
Material Conflicts of Interest. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing the Sub-Advisor’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.
The Sub-Advisor and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for the Sub-Advisor and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, the Sub-Advisor or its affiliates could be viewed as having a conflict of interest to the extent that the Sub-Advisor or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in the Sub-Advisor’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Sub-Advisor and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Advisor or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Sub-Advisor and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Sub-Advisor’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Sub-Advisor or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, the Sub-Advisor or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, the Sub-Advisor may, from time to time, maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Sub-Advisor or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of the Sub-Advisor and its affiliates is to meet their fiduciary obligation with respect to all clients. The Sub-Advisor and its affiliates have policies and procedures designed to manage conflicts. The Sub-Advisor and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Sub-Advisor’s and its affiliates’ Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Sub-Advisor and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example, orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Sub-Advisor’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro-rata share on an average price basis.
Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Sub-Advisor or its affiliates may exclude small orders until 50% of the total order is completed. Then, the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, the Sub-Advisor and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Sub-Advisor or its affiliates so that fair and equitable allocation will occur over time.
The Sub-Advisor’s Investment Advisory Compliance Group monitors trade allocations to accounts within the same strategy, including allocations to all other accounts within the Sub-Advisor, in order to identify any material discrepancy in the performance of similarly managed accounts, particularly where accounts are charged performance-based fees.
Compensation. The Sub-Advisor’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary, fixed from year to year, and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Sub-Advisor. These elements reflect individual performance and the performance of the Sub-Advisor’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Fund’s pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Sub-Advisor or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
Ownership of Securities. As of April 30, 2011, Messrs. Hrivnak and Figuly did not beneficially own equity securities in the Fund.

ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, as amended, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Advisor in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the net asset value (“NAV”) per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees paid by the Fund to BNY Mellon Investment Servicing for the fiscal period February 1, 2010 through April 30, 2010 and the fiscal year ended April 30, 2011:

	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010[1]
Administration and Accounting Fee	$185,884	$27,757

[1]	The Fund commenced operations on February 1, 2010.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
PORTFOLIO TRANSACTIONS
Subject to policies established by the Board of Trustees, the Advisor and the Sub-Advisor are primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage transactions. The Advisor and the Sub-Advisor have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. The Advisor and the Sub-Advisor seek to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price, the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved.
Fixed income and convertible securities are bought and sold through broker-dealers acting on a principal basis. These trades are not charged a commission, but rather are marked up or marked down by the executing broker-dealer. The Advisor and the Sub-Advisor do not know the actual value of the markup/markdown. However, the Advisor and the Sub-Advisor attempt to ascertain whether the overall price of a security is reasonable through the use of competitive bids.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Advisor or its affiliates and the Sub-Advisor or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Advisor or the Sub-Advisor for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Advisor (or its affiliates) and the Sub-Advisor (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal period February 1, 2010 through April 30, 2010 and the fiscal year ended April 30, 2011:

	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010[1]
Brokerage Commissions Paid by the Fund	$0	$0

[1]	The Fund commenced operations on February 1, 2010.
For the period February 1, 2010 through April 30, 2010 and the fiscal year ended April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fund held securities of the following broker-dealers, which were its regular broker-dealers as of April 30, 2011:

Value of Fund’s Aggregate
Issuer	Holdings of Issuer
Bank of America	$10,275,144
Citigroup, Inc.	$10,271,962
Morgan Stanley & Co.	$9,783,382
Wells Fargo & Co.	$6,291,911
Goldman Sachs	$4,085,455
Credit Suisse	$185,410
Deutsche Bank Securities	$149,016
DISTRIBUTION OF SHARES
BNY Mellon Distributors Inc. (the “Underwriter”) located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter.

Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s shares.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund (or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Trust.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers shares of the Fund. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.
The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Dividends from the Fund’s net investment income are declared daily and paid monthly to shareholders. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income tax.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.

The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.

For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.

Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, the Fund’s independent registered public accounting firm, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling the Advisor at (203) 413-0365 (collect).

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”) and Standard &Poor’s® (“S&P”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s and S&P® are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

A-1

S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are

A-2

also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A-3

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an

A-4

obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-5

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

A-6

APPENDIX B
PROXY VOTING POLICY
Pemberwick Investment Advisors LLC
Introduction
     This Proxy Voting Policy (“Policy”) for Pemberwick Investment Advisors LLC (the “Advisor”) reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan’s participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.
     Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. The Advisor will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, the Advisor will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, the Advisor will disclose this Policy to the shareholders of the Fund and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.
     Registered investment companies that are advised by the Advisor as well as certain of our advisory clients: may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting by the Advisor in accordance with this Policy if such shares are out on loan and cannot be recalled in time for the vote.
     Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation will be reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that, our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.
     Additionally, situations may arise that involve an actual or-perceived conflict of interest. For example, we may manage assets of a pension plan of a company whose management is soliciting proxies, or an advisory employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. In all cases, the manner in which we vote proxies must be based on our clients’ best interests and not the product of the conflict.
     This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefore recorded in writing.
     The provisions of this Policy will be deemed applicable to decisions similar to voting proxies, such as tendering of securities, voting consents to corporate actions, and solicitations with respect to fixed income securities, where the Advisor may exercise voting authority on behalf of clients.

B-1

     Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:
A.	Social Issues,

B.	Financial/Corporate Issues, and

C.	Shareholder Rights.
     Finally, Section III of the Policy describes the procedures to be followed casting: a vote pursuant to these guidelines.

B-2

SECTION I
ROUTINE MATTERS
     Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:
1.	They do not measurably change the structure, management control, or operation of the corporation.
2.	They are consistent with industry standards as well as the corporate laws of the state of incorporation.
Voting Recommendation
The Advisor will normally support the following routine proposals:
1.	To increase authorized common shares.

2.	To -increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.	To elect or re-elect directors.

4	To appoint or elect auditors.

5.	To approve indemnification of directors and limitation of directors’ liability.

6.	To establish compensation levels.

7.	To establish employee stock purchase or ownership plans.

8.	To set time and location of annual meeting.

B-3

SECTION II
NON-ROUTINE PROPOSALS
A. Social Issues
Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation’s internally adopted policies are ill advised or misguided.
Voting Recommendation
If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:
1.	To enforce restrictive energy policies.

2.	To place arbitrary restrictions on military contracting.

3.	To bar or place arbitrary restrictions on trade with other countries.

4.	To restrict the marketing of controversial products.

5.	To limit corporate political activities.

6.	To bar or restrict charitable contributions.

7.	To enforce a general policy regarding human rights based on arbitrary parameters.

8.	To enforce a general policy regarding employment practices based -on arbitrary parameters.

9.	To enforce a general policy regarding animal rights based on arbitrary parameters.

10.	To place arbitrary restrictions on environmental practices.

B-4

B.	Financial/Corporate Issues
     Proposals in this category are usually offered by management and seek to change a corporation’s legal, business or financial structure.
Voting Recommendation
We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:
1.	To change the state of incorporation.

2.	To approve mergers, acquisitions or dissolution.

3.	To institute indenture changes.

4.	To change capitalization.
C.	Shareholder Rights
     Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.
     We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.
Voting Recommendation
We will generally vote for the following management proposals:
1.	To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.	To institute staggered board of directors.

3.	To require shareholder approval of not more than 66.70% for a proposed amendment to the corporation’s by-laws.

4.	To eliminate cumulative voting.

5.	To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company’s ability to make greenmail payments.

6.	To create a dividend reinvestment program.

7.	To eliminate preemptive rights.

8.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).
We will generally vote against the following management proposals:

B-5

1.	To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation’s by-laws (“super-majority provisions”).

2.	To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula (“fair price amendments”).

3.	To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.	To prohibit replacement of existing members of the board of directors.

5.	To eliminate shareholder action by written consent without a shareholder meeting.

6.	To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7.	To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

8.	To limit the ability of shareholders to nominate directors.
We will generally vote for the following shareholder proposals:
1.	To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2.	To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3.	To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4.	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

5.	To permit shareholders to participate in formulating management’s proxy and the opportunity to discuss and evaluate management’s director nominees, and/or to nominate shareholder nominees to the board.

6.	To require that the board’s audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7.	To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

8.	To create a dividend reinvestment program.

9.	To recommend that votes to “abstain” not be considered votes “cast” at an annual meeting or special meeting, unless required by state, law.

10.	To require that “golden parachutes” be submitted for shareholder ratification.
We will generally vote against the following shareholder proposals:
1.	To restore preemptive rights.

2.	To restore cumulative voting.

B-6

3.	To require annual election of directors or to specify tenure.

4.	To eliminate a staggered board of directors.

5.	To require confidential voting.

6.	To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7.	To dock director pay for failing to attend board meetings.

B-7

SECTION III
VOTING PROCESS
     The Advisor will designate a portfolio manager (the Proxy Voting Portfolio Manager), who is responsible for voting proxies for all advisory accounts and who will generally vote proxies in accordance with these guidelines. Where the Advisor is serving as investment adviser or sub-adviser for a registered investment company (the “Fund”), the Proxy Voting Portfolio Manager will be a portfolio manager for the Fund. In circumstances in which 1) the subject matter of the vote is not covered by these guidelines, 2) a material conflict of interest is present or, 3) we believe it may be necessary, in the best interests of shareholders, to vote contrary to our general guidelines, the Proxy Voting Portfolio Manager will discuss the matter with the President and Chief Investment Officer of the Advisor, who will be responsible for making the definitive determination as to how the proxy matter will be voted. The President/Chief Investment Officer may consult with the General Counsel, the CCO, or other investment personnel in making this determination.
     Determinations with respect to proxy votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.
Any questions regarding this Policy may be directed to (203) 413-0365 of the Advisor.

B-8

POLEN GROWTH FUND

Retail Class POLRX	Institutional Class POLIX

of
FundVantage Trust

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

POLEN GROWTH FUND

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	5.10%	7.23%
Total Annual Fund Operating Expenses[1]	6.35%	8.23%
Fee Waiver and/or Expense Reimbursement[1]	(5.10)%	(7.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.25%	1.00%

[1]	Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Class shares and $100,000 (investment minimum) in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Retail Class	$127	$1,427	$2,692	$5,708
Institutional Class	$1,020	$17,590	$33,107	$67,720

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 15, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 22.55% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition,

1

the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company (market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that does not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity.

The Adviser employs an intensive fundamental research process that it calls the “Systematic Valuation Discipline” in order to identify companies that the Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics include: consistent and sustainable high return on capital, vibrant earnings growth, robust free cash flow generation, strong balance sheets and competent and shareholder-oriented management teams. The companies in which the Fund invests generally have, in the opinion of the Adviser, a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating as a mutual fund, but its portfolio manager and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

2

Management of the Fund

Investment Adviser

Polen Capital Management, LLC

Portfolio Managers

•	David Polen is Chief Executive Officer and Chief Investment Officer of PCM and has been a member of the team managing the Fund since its inception in 2010.

•	Dan Davidowitz is a Portfolio Manager and Analyst with PCM and has been a member of the team managing the Fund since its inception in 2010.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Retail Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$500

Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$500

Automatic Investment Plan	Initial Investment	$2,000	Not Available
	Additional Investments	$100	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Polen Growth Fund	Polen Growth Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 678-6024

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (888) 678-6024 for current wire instructions.

Redemption by telephone:

Call (888) 678-6024.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term growth of capital. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Other Investment Strategies

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings.

The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The investment adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

RISKS

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

4

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating as a mutual fund, but its portfolio manager and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (888) 678-6024 and on the Fund’s website at www.polencapital.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

5

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Polen Capital Management, LLC (“PCM” or the “Adviser”) is a registered investment adviser located at 2700 N. Military Trail, Suite 230, Boca Raton, FL 33431. PCM was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of July 31, 2011, PCM had approximately $1.8 billion in assets under management. PCM, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. PCM is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between PCM and the Trust, on behalf of the Fund, is available in the Fund’s semi-annual report to shareholders for the fiscal period ended October 31, 2010.

PORTFOLIO MANAGERS

David Polen, Chief Executive Officer, Chief Investment Officer and Portfolio Manager, is a member of the investment team at PCM. Mr. Polen founded PCM in 1979 and developed PCM’s proprietary Systematic Valuation Discipline (the “SVD”). The SVD is used to manage the Fund and has been used to manage PCM’s separately managed accounts for more than 22 years. Mr. Polen holds a B.A. from Brooklyn College of the City University of New York and more than forty years of experience in the investment business.

Dan Davidowitz, CFA, Portfolio Manager and Analyst, is a member of the investment team at PCM and joined PCM in 2005 after spending five years as Vice President and Research Analyst at Osprey Partners Investment Management. Mr. Davidowitz is responsible for portfolio management and investment analysis for the Fund. Mr. Davidowitz received his B.S. with high honors in Public Health from Rutgers University and an M.B.A. from the City University of New York, Baruch College Zicklin School of Business.

ANALYST

Damon Ficklin, Research Analyst, is a member of the investment team at PCM. Mr. Ficklin joined PCM in 2003 and provides investment analysis for the Fund. Mr. Ficklin earned a B.S., magna cum laude, in Accounting from the University of South Florida, an M.S.A. from Appalachian State University, and an M.B.A. with high honors from The University of Chicago Booth School of Business.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

Shown on the opposite page is performance information for the Adviser’s Large Capitalization Equity Composite (the “Composite”), a composite of all fully discretionary accounts managed by the Adviser that are not managed within a wrap fee structure. These accounts are managed with the same investment objective as the Fund, and are subject to substantially similar investment policies and techniques as those used by the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.

The Composite for which results are reported is both gross of fees and “net” of fees (after deduction of advisory, brokerage and other expenses excluding fees paid separately by the investor such as custody fees). However, the Composite is not subject to the same type of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, to the extent that operating expenses incurred by the separate accounts are lower than the expected operating expenses of the Fund, the performance results of the Composite would be greater than what Fund performance would have been.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

6

Historical Performance of Composite

				Annual Performance Results
	Total Firm	Composite Assets		Composite
	Assets	U.S. Dollars	Number of			S&P	Russell 1000	Composite
Year End	(millions)	(millions)	Accounts	Gross	Net	500	Growth	Dispersion

2010	1,181	331	125	15.66%	14.73%	15.06%	16.71%	0.20%
2009	623	235	127	39.73%	38.49%	26.46%	37.21%	0.30%
2008	268	152	121	-27.84%	-28.44%	-37.00%	-38.44%	0.30%
2007	682	504	152	10.73%	9.82%	5.49%	11.81%	0.20%
2006	730	533	224	15.07%	14.12%	15.80%	9.07%	0.10%
2005	1,849	986	430	-0.51%	-1.42%	4.91%	5.26%	0.20%
2004	2,017	1,160	693	8.76%	7.78%	10.88%	6.30%	0.20%
2003	1,617	969	570	17.72%	16.67%	28.68%	29.75%	0.60%
2002	970	544	420	-6.69%	-7.54%	-22.06%	-27.88%	0.40%
2001	703	417	305	-4.61%	-5.50%	-11.93%	-20.42%	0.60%
2000	622	363	239	-3.50%	-4.45%	-9.10%	-22.42%	0.50%
1999	640	385	233	23.89%	22.63%	21.04%	33.16%	0.60%
1998	418	266	205	31.61%	30.20%	28.58%	38.71%	0.70%
1997	252	147	160	37.14%	35.64%	33.36%	30.49%	0.90%
1996	140	94	125	31.95%	30.43%	22.96%	23.12%	0.70%
1995	70	46	63	48.08%	46.34%	37.58%	37.18%	1.10%
1994	32	18	28	10.11%	8.94%	1.32%	2.62%	1.60%
1993	24	16	27	13.07%	11.85%	10.08%	2.87%	2.90%

	Average Annualized Returns of Composite
				Russell 1000
	Gross	Net	S&P 500	Growth

1 Year	15.66%	14.73%	15.06%	16.71%
3 Years	5.26%	4.37%	-2.85%	-0.47%
5 Years	8.25%	7.34%	2.29%	3.75%
10 Years	5.36%	4.43%	1.41%	0.02%
15 Years	11.02%	9.98%	6.76%	5.73%
20 Years	13.63%	12.51%	9.14%	8.33%
Since Inception (12/31/88)	14.35%	13.21%	9.48%	9.04%

The results shown above: (1) represent a composite of fully discretionary accounts, that are not managed within a wrap fee structure, with substantially similar investment objectives, policies and strategies to the Fund, including those accounts no longer with the firm; (2) are time weighted total rates of return expressed in U.S. Dollars; (3) reflect all income, gains and losses and the reinvestment of any dividends or capital gains without provision for federal or state income taxes; and (4) are shown both gross of fees and “net” of fees (after deduction of advisory, brokerage or other expenses (excluding fees such as custody fees, consulting fees or fees of other service providers which are paid separately by the investor)). Net of fees performance was calculated using actual management fees.

“Firm” assets include all fee-paying accounts of the Adviser under management.

The “Annual Composite Dispersion” presented is an asset-weighted standard deviation for the accounts included in the Composite for the entire year. Standard deviation is a statistical measure of the degree to which an individual account’s return varies from the mean return for the Composite. A high “Composite Dispersion” percentage would indicate greater volatility and thus greater potential risk.

The average market capitalization of portfolios in the Composite may differ from the weighted average market capitalization of the Standard & Poor’s 500 Index (“S&P 500 Index”) and Russell 1000 Growth Index. Market capitalization is the value of a corporation as determined by the market price of its issued and outstanding shares of common stock. Additionally, the volatility of each of the S&P 500 Index and Russell 1000 Growth Index may be greater or less than the volatility of the separate accounts in the Composite. Each of the S&P 500

7

Index and Russell 1000 Growth Index is a non-managed index that does not accrue advisory or transactional expenses.

A complete list and description of each of the Adviser’s composites, as well as additional information regarding policies for calculating and reporting returns, is available upon request.

The information above has not been audited by the Fund’s independent registered public accounting firm, and the Fund’s independent registered public accounting firm does not express an opinion thereon.

8

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Retail Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Retail Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase

9

Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Retail Class	Institutional Class

No initial sales charge	No initial sales charge
Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Retail Class shares due to no distribution fee

Shares representing interests in the Fund are offered continuously for sale by BNY Mellon Distributrors Inc. (the “Underwriter”). Shares of the Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Retail Class and Institutional Class shares of the Fund through certain broker-dealers or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

RETAIL CLASS SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Retail Class shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Retail Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares.

INSTITUTIONAL CLASS SHARES

Sales of each Fund’s Institutional Class shares are not subject to a Rule 12b-1 fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $3,000 with respect to Retail Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 678-6024

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of additional due diligence. Please contact the Adviser at (561) 241-2425 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $3,000 with respect to Retail Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per

10

share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

Individual Retirement Account Investments

You may invest in the Fund through the following individual retirement accounts:

•	Traditional Individual Retirement Accounts (“IRAs”)

•	Spousal IRAs

•	Roth Individual Retirement Accounts (“Roth IRAs”)

•	Simplified Employee Pension Plans (“SEP IRAs”)

Additional Information

If you have questions regarding the purchase of Fund shares, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time.

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 with respect to Retail Class shares and $500 with respect to Institutional Class shares. Mail the slip and your check to:

Regular mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 678-6024

By Wire

Call Shareholder Services toll-free at (888) 678-6024 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Call your bank with instructions under “To Open An Account — By Wire.” Your bank may charge a wire fee. Please make sure your wire is for at least $100 with respect to Retail Class shares and $500 with respect to Institutional Class shares.

Automatic Investment Plan

You may open an automatic investment plan account for Retail Class shares with a $2,000 initial purchase and a $100.00 monthly investment. This plan is not available for Institutional Class shares. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (888) 678-6024 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent at (888) 678-6024.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

11

Purchase Price

Purchase orders received by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees.

The Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries

The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the

12

dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over another class of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying

13

shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”).

Redemption Fee

The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 2.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code, and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e. a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

14

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: Polen Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 678-6024

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (888) 678-6024. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (888) 678-6024 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent

15

request be submitted. The Fund charges a redemption fee of 2.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.

Account Minimum

You must keep at least $2,000 worth of Retail Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 678-6024 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily

16

redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 678-6024.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 678-6024.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Retail Class shares reflecting transactions made during the quarter;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 678-6024 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under

17

federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

18

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period from September 15, 2010 (commencement of operations) through April 30, 2011. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (888) 678-6024 or visiting the website www.polencapital.com.

Retail Shares
For the Period
December 30, 2010*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$11.44
Net investment loss	(0.02)[1]
Net realized and unrealized gain on investments	0.66 [1]

Net increase in net assets resulting from operations	0.64

Redemption Fees	0.01

Net asset value, end of period	$12.09

Total investment return[2]	5.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,133
Ratio of expenses to average net assets	1.25%[3]
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	6.35%[3]
Ratio of net loss to average net assets	(0.50)%[3]
Portfolio turnover rate	22.55%[5]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[5]	Not annualized.

19

Institutional Shares
For the Period
September 15, 2010*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment loss	(0.02)[1]
Net realized and unrealized gain on investments	2.11 [1]

Net increase in net assets resulting from operations	2.09

Redemption fees	0.01

Net asset value, end of period	$12.10

Total investment return[2]	21.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,168
Ratio of expenses to average net assets	1.00%[3]
Ratio of expenses to average net assets without waivers and expense reimbursements[4]	8.23%[3]
Ratio of net investment loss to average net assets	(0.27)%[3]
Portfolio turnover rate	22.55%[5]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[5]	Not annualized.

20

POLEN GROWTH FUND
of
FundVantage Trust

(888) 678-6024

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (888) 678-6024 or on the Fund’s website at www.polencapital.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (888) 678-6024 or on the Fund’s website at www.polencapital.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

Polen Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 678-6024
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

POLEN GROWTH FUND

RETAIL CLASS	INSTITUTIONAL
CLASS

POLRX	POLIX
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Polen Growth Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Fund at (888) 678-6024 or on the Fund’s website at www.polencapital.com.

1

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund issues Retail Class and Institutional Class shares. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as the investment adviser to the Fund.
The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, the Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund, however, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “IRC”), to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. The IRC test applies at the end of each fiscal quarter and generally requires that at least 50% of the value of the Fund’s total assets be represented by the types of assets that satisfy the asset diversification requirement imposed by the 1940 Act. In addition, no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer. Stocks of particular issuers, or issuers in particular industries, may dominate the investment portfolio of the Fund, which may adversely affect the performance of the Fund or subject it to greater price volatility than that experienced by more diversified investment companies.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

1

Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
     A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and

2

six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

3

CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities and securities indexes, for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategy. If other types of financial instruments, including other types of options, futures contracts or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, is not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Fund.

4

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is

5

maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity

6

to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.
Tax Risk.The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Fund does invest in these types of securities and the income is determined not to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example,

7

if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE—TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretation thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as

8

well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk.There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretation thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or

9

condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for resale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

10

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

11

WARRANTS TO PURCHASE SECURITIES. The Fund may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such amounts (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its RIC status. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund. See “Taxation of the Fund” below for additional information.
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 25%.

12

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the Trust’s CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund’s, or its Adviser’s, employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting

13

service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or the Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1.	Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

2.	Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);

3.	Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

4.	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

5.	Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation, states, municipalities and their political subdivisions are not considered to be part of any industry;

14

6.	Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

7.	Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;

8.	Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

9.	Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, Polen Capital Management, LLC or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee	President of PNC Bank Delaware from June 2011 to	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

15

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
		since 2006.	present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company)

16

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.		(6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust.
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

17

EXECUTIVE OFFICERS
Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS	President and Chief	Shall serve until	Vice President and
Date of Birth: 1/63	Executive Officer	death, resignation or removal. Officer since 2007.	Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW	Treasurer and Chief	Shall serve until	Vice President and
Date of Birth: 10/60	Financial Officer	death, resignation or removal. Officer since 2007.	Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS	Secretary	Shall serve until	Vice President and
Date of Birth: 7/74		death, resignation or removal. Officer since 2008.	Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA	Chief Compliance	Shall serve until	President and
Date of Birth: 12/62	Officer	death, resignation or removal. Officer since 2007.	Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Fund’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on

18

such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

19

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, the distributor, the transfer agent, the custodian and the independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in a Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 — $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

20

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

21

The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge by request by calling the Fund at (888) 678-6024; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1.00% of any class of outstanding shares of the Fund.

		Percentage of
Institutional Class Shares	Number of Shares Held	Institutional Class
Name and Address of Owner	of Record or Beneficially	Shares Owned
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	1,287,299.213	62.80%

Mitra & Co. FBO VA C/O M&I Trust Co. NA Attn: MF 11270 West Park Place Ste. 400 Milwaukee, WI 53224	429,330.286	20.94%

National Financial Services LLC For the Exclusive Benefit of Our Customers 200 Liberty St. One World Financial Center New York, NY 10281	193,048.722	9.42%

Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	433,129.513	33.36%

22

INVESTMENT ADVISORY SERVICES
Polen Capital Management, LLC is a registered investment adviser located at 2700 N. Military Trail, Suite 230, Boca Raton, FL 33431. PCM was founded in 1979 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, pension and profit sharing plans, other pooled investment vehicles, charitable organizations, state or municipal government agencies and other businesses. As of July 31, 2011, PCM had approximately $1.8 billion in assets under management.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of the Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of the Fund. Each class of shares of the Fund bears its respective pro-rata portion of the advisory fee payable by the Fund. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceeds 1.00% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees approves its earlier termination. For the fiscal period September 15, 2010 (commencement of operations) to April 30, 2011, investment advisory fees accrued and waived were $27,471 and fees reimbursed by the Adviser were $103,394, in light of the contractual expense limitation of the Fund.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.

23

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
PORTFOLIO MANAGERS
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Messrs. Polen and Davidowitz, who are the portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund as of April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts as of April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts jointly managed by Messrs. Polen and Davidowitz, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011:

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Other Registered	0	$0	0	$0
Investment Companies:
Other Pooled Investment
Vehicles:	1	$24	1	$24
Other Accounts:	507	$1,569	0	$0
Material Conflicts of Interest. PCM provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of

24

these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders can not be completely filled or filled at different prices.
Compensation. The Adviser compensates the Fund’s portfolio managers for their management of the Fund. Messrs. Polen and Davidowitz are owners of the Adviser and are compensated with a base salary plus a year-end distribution of the Adviser’s net profits determined by each of their interests in the Adviser. The Adviser’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards. Total compensation of a Fund’s portfolio managers is not related to the Fund’s performance.
Ownership of Shares of the Fund. As of April 30, 2011, Mr. Polen beneficially owned over $1,000,000 of equity securities in the Fund and Mr. Davidowitz beneficially owned $50,001 - $100,000 of equity securities in the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Administration and Accounting Fee	$27,756

[1]	The Fund commenced operations on September 15, 2010.

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103 serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities

25

owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. The Adviser often deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the objective of the Adviser to seek to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund often deals directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

26

The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Brokerage Commissions Paid by the Fund	$7,321

[1]	The Fund commenced operations on September 15, 2010.

The Fund or the Adviser, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker-dealer because of the research services it provides the Fund or the Adviser. During the Fund’s fiscal period ended April 30, 2011, the Fund directed all of its brokerage transactions in the amount of $11,844,132 to one broker-dealer from whom it also receives research services and paid related commissions of $7,177 to such broker-dealer.
For the fiscal period ended April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc. (the “Underwriter”), located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Retail Class shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan.

27

The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Institutional Class shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Retail Class shares.
The Underwriter was paid the following as the aggregate commission on sales of Retail Class shares of the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Retail Class Shares	$0

[1]	Retail Class shares of the Fund commenced operations on December 30, 2010.

The Underwriter retained the following in concessions on sales of Retail Class shares of the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Retail Class Shares	$0

[1]	Retail Class shares of the Fund commenced operations on December 30, 2010.

The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Trust or the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan of the Fund or any agreements related to the 12b-1 Plan or by vote of a majority of the outstanding voting securities of the Fund on sixty (60) days written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Fund’s Retail Class Shares average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by a Fund of the distribution of its Retail Class shares, such payments are authorized. A Fund may execute portfolio transactions with and purchase securities issued by depository institutions

28

that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Fund to the Underwriter for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Rule 12b-1 Distribution Fees
Retail Class	$3,322

[1]	Retail Class shares of the Fund commenced operations on December 30, 2010.

During the fiscal period ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution under the 12b-1 Plan:

Printing and
		Mailing of				Interest,
		Prospectuses				Carrying or
		to other Than	Compensation	Compensation	Compensation	other
		Current	to	to Broker-	to Sales	Financing
	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges
Retail Class[1]	$0	$0	$0	$1,315	$0	$0

[1]	Retail Class shares of the Fund commenced operations on December 30, 2010.

CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Retail Class and Institutional Class shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Retail Class shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Retail Class shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.

29

PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Distributions from such net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the distribution. A distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion

30

that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).

31

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible

32

for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.

33

The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules

34

apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

35

WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.

36

FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the

37

corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

38

STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore

39

subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

40

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling the Fund at (888) 678-6024 or on the Fund’s website at www.polencapital.com.

41

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
Polen Capital Management, LLC ▪ 2700 N. Military Trail, Suite 230 ▪ Boca Raton, FL 33431 ▪ 561 241-2425 ▪ 800 358-1887
Proxy Voting Disclosure
The Firm will accept discretionary authority over a client’s proxy if the Firm has discretionary authority over the client’s advisory account and the advisory contract does not expressly state that the Firm will not be voting proxies or the client does not retain voting authority. At this time, the Firm does accept proxy voting authority for client accounts.
The Firm utilizes a third party service provider (Institutional Shareholder Services, Inc. or “ISS”) for proxy voting matters. The Chief Compliance Officer has been delegated the authority for monitoring corporate actions, ensuring that voting decisions in accordance with these policies, and ensuring that proxies are submitted in a timely manner. The Chief Compliance Officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period. In voting proxies, the Firm’s votes will usually follow the recommendations of ISS. The Firm will rely on ISS to maintain proxy statements and records of proxy votes cast. The Firm will obtain an undertaking from ISS to provide a copy of the documents promptly upon request.
The Chief Compliance Officer will maintain a list of those companies which issue publicly traded securities and with which the Firm (or its affiliates) have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between the Firm and its clients. Examples of such a relationship include:
• Companies affiliated with directors, or immediate family members of directors of the Firm or of affiliates of the Firm;
• Companies affiliated with officers, or immediate family members of officers of the Firm or of affiliates of the Firm; and
• Companies that maintain significant business relationships with the Firm or of affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.
In addition, any proxy vote that would result in increased compensation to the Firm or an affiliate due to increased or additional fees or other charges to be paid by the client as a result would also be considered a vote where the Firm has a conflict of interest. The Chief Compliance Officer will determine, based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Chief Compliance Officer will perform one the following duties as a result:
1. Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
2. Employ ISS to advise in the voting of the proxy;
3. Employ ISS to vote the proxy on behalf of the Firm and its clients; or
4. Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.
To request a copy of how a proxy was voted please mail a signed letter to Polen Capital Management Attn: Compliance Officer.

2011 U.S. Proxy Voting Guidelines Summary
January 27, 2011
Institutional Shareholder Services Inc.
Copyright © 2011 by ISS
www.issgovernance.com

ISS’ 2011 U.S. Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2011
Published December 15, 2010
Updated January 27, 2011
The following is a condensed version of the proxy voting recommendations contained in ISS’ U.S. Proxy Voting Manual.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 2 -

2011 ISS U.S. Proxy Voting Guidelines Summary	- 3 -

2011 ISS U.S. Proxy Voting Guidelines Summary	- 4 -

2011 ISS U.S. Proxy Voting Guidelines Summary	- 5 -

2011 ISS U.S. Proxy Voting Guidelines Summary	- 6 -

Disclosure/Disclaimer
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 7 -

1. Routine/Miscellaneous
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business”.
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
Vote FOR proposals to change the corporate name.
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 8 -

Audit-Related
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability CASE-BY-CASE. Factors to be assessed include, but are not limited to:
•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.
WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 9 -

Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 10 -

2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:
1.	Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

2.	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

3.	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

4.	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.
1. Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE), for the following:
Problematic Takeover Defenses:
     Classified board structure:
1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;
     Director Performance Evaluation:

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against” However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 11 -

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.
     Poison Pills:
1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:
1.6.	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:
1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 12 -

Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
1.11.	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

1.12.	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

1.13.	The company fails to submit one-time transfers of stock options to a shareholder vote;

1.14.	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

1.15.	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1.16.	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

1.17.	Failure to replace management as appropriate; or

1.18.	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
2. Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:
2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
3. Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	The full board is less than majority independent.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 13 -

4. Director Competence
Attendance at Board and Committee Meetings
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:
4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.
Generally vote AGAINST or WITHHOLD from individual directors who:
4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:
•	Medical issues/illness;

•	Family emergencies; and

•	If the director’s total service was three meetings or fewer and the director missed only one meeting.
These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.
Overboarded Directors
Vote AGAINST or WITHHOLD from individual directors who:
4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-withhold only at their outside boards.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 14 -

2011 ISS Categorization of Directors
1.	Inside Director (I)
1.1.	Employee of the company or one of its affiliates[i].

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii.

1.4.	Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
2.	Affiliated Outside Director (AO)

Board Attestation
2.1.	Board attestation that an outside director is not independent.

Former CEO

2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].
Non-CEO Executives
2.5.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.
Family Members
2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.	Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).
Transactional, Professional, Financial, and Charitable Relationships
2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].
Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.
3.	Independent Outside Director (IO)
3.1.	No materialxii connection to the company other than a board seat.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 15 -

Footnotes:

[i]	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii	“Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

iv	When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[v]	ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

vi	“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii	Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii	A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

2011 ISS U.S. Proxy Voting Guidelines Summary	- 16 -

ix	Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[x]	Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

xi	The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause ISS to deem the founder as an independent outsider.

xii	For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Other Board-Related Proposals
Age/Term Limits
Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.
Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 17 -

CEO Succession Planning
Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:
•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:
•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals that would:
•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

•	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 18 -

Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:
•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.
Establish other Board Committee Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing governance structure:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 19 -

o	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

o	serves as liaison between the chairman and the independent directors;

o	approves information sent to the board;

o	approves meeting agendas for the board;

o	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

o	has the authority to call meetings of the independent directors;

o	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
o	Egregious compensation practices;

o	Multiple related-party transactions or other issues putting director independence at risk;

o	Corporate and/or management scandals;

o	Excessive problematic corporate governance provisions; or

o	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.
Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independent outsider. (See Categorization of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
Majority Vote Standard for the Election of Directors
Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.
Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 20 -

Proxy Access (Open Access )
Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:
•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
Shareholder Engagement Policy (Shareholder Advisory Committee)
Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead director, according to ISS’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
Proxy Contests — Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Vote No Campaigns
In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 21 -

3. Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 22 -

Vote FOR proposals to restore voting rights to the control shares.
Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 23 -

Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 24 -

Management Proposals to Ratify a Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 25 -

Reincorporation Proposals
Management or shareholder proposals to change a company’s state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.
Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

[3]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 26 -

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 27 -

4. CAPITAL/RESTRUCTURING
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action
Vote FOR management proposals to eliminate par value.
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized shares during the last three years
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non- shareholder- approved shareholder rights plan (poison pill).
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:
•	The size of the company;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 28 -

•	The shareholder base; and

•	The liquidity of the stock.
Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Recapitalization Plans
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:
•	A stock exchange has provided notice to the company of a potential delisting; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 29 -

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
Restructuring
Appraisal Rights
Vote FOR proposals to restore or provide shareholders with rights of appraisal.
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 30 -

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY- CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
•	Dilution to existing shareholders’ positions;

•	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues — company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues — change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest — arm’s length transaction, managerial incentives.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 31 -

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.
Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
—	Are all shareholders able to participate in the transaction?

—	Will there be a liquid market for remaining shareholders following the transaction?

—	Does the company have strong corporate governance?

—	Will insiders reap the gains of control following the proposed transaction?

—	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 32 -

Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
Vote CASE -BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
•	Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these

2011 ISS U.S. Proxy Voting Guidelines Summary	- 33 -

instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
o	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

o	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.
•	Financial issues:
o	The company’s financial condition;

o	Degree of need for capital;

o	Use of proceeds;

o	Effect of the financing on the company’s cost of capital;

o	Current and proposed cash burn rate;

o	Going concern viability and the state of the capital and credit markets.
•	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:
o	Change in management;

o	Change in control;

o	Guaranteed board and committee seats;

o	Standstill provisions;

o	Voting agreements;

o	Veto power over certain corporate actions; and

o	Minority versus majority ownership and corresponding minority discount or majority control premium
•	Conflicts of interest:
o	Conflicts of interest should be viewed from the perspective of the company and the investor.

o	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?
•	Market reaction:
o	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.
Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
Reorganization/Restructuring Plan (Bankruptcy)
Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 34 -

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.
Special Purpose Acquisition Corporations (SPACs)
Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:
•	Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•	Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•	Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
Spin-offs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 35 -

•	Corporate governance changes;

•	Changes in the capital structure.
Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:
•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.
These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 36 -

5. COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices—dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 37 -

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 38 -

•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):
o	In egregious situations;

o	When no MSOP item is on the ballot; or

o	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or
•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

o	CIC payments with excise tax gross-ups (including “modified” gross-ups).
Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 39 -

Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
—	Unclear explanation of how the CEO is involved in the pay setting process;

—	Retrospective performance targets and methodology not discussed;

—	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
—	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

—	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:
•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

2011 ISS U.S. Proxy Voting Guidelines Summary	- 40 -

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.
In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.
Each of these factors is described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans,

2011 ISS U.S. Proxy Voting Guidelines Summary	- 41 -

unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that do not expressly prohibit the repricing or exchange of underwater stock options without prior shareholder approval. “Repricing” includes the ability to do any of the following:
•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.
Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the Burn Rate Table published in December); and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate cap changes will be limited to a maximum of two (2) percentage points (plus or minus) the prior year’s burn-rate cap.
If a company fails to fulfill a burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 42 -

Burn Rate Table for 2011

		Russell 3000			Non-Russell 3000
			Standard	2011 Burn		Standard	2011 Burn
GICS	Description	Mean	Deviation	Rate Cap*	Mean	Deviation	Rate Cap*
1010	Energy	1.91%	2.12%	4.03%	3.92%	9.62%	6.30%
1510	Materials	1.63%	1.41%	3.04%	2.25%	4.73%	6.54%
2010	Capital Goods	1.78%	1.56%	3.34%	3.14%	6.03%	6.69%
2020	Commercial Services & Supplies	2.96%	3.79%	4.89%	4.33%	9.02%	5.53%
2030	Transportation	1.75%	1.61%	3.36%	2.57%	6.12%	4.31%
2510	Automobiles & Components	2.00%	1.26%	3.25%	5.15%	14.37%	4.99%
2520	Consumer Durables & Apparel	2.18%	1.08%	3.26%	2.20%	4.10%	5.37%
2530	Consumer Services	2.93%	5.08%	4.80%	3.60%	6.39%	5.17%
2540	Media	2.35%	1.75%	4.10%	2.89%	3.46%	6.03%
2550	Retailing	2.45%	1.66%	4.11%	2.22%	2.41%	4.62%
3010, 3020, 3030	Consumer Staples	1.86%	1.90%	3.76%	3.23%	5.08%	5.17%
3510	Health Care Equipment & Services	2.90%	1.76%	4.66%	4.40%	5.53%	9.92%
3520	Pharmaceuticals & Biotechnology	3.92%	4.48%	7.16%	6.14%	10.35%	10.58%
4010	Banks	1.36%	1.41%	2.78%	1.13%	3.73%	4.12%
4020	Diversified Financials	5.03%	7.33%	7.15%	4.66%	5.88%	10.30%
4030	Insurance	1.58%	1.46%	3.04%	1.69%	5.09%	4.31%
4040	Real Estate	1.01%	1.01%	2.02%	1.07%	2.12%	3.18%
4510	Software & Services	4.40%	2.86%	7.26%	6.36%	15.15%	9.58%
4520	Technology Hardware & Equipment	3.56%	2.28%	5.84%	5.07%	10.87%	9.08%
4530	Semiconductor Equipment	4.07%	2.57%	6.64%	4.48%	3.29%	7.78%
5010	Telecommunication Services	2.79%	2.07%	4.50%	6.46%	14.75%	7.08%
5510	Utilities	0.78%	0.56%	2.00%	6.51%	14.22%	3.64%

*	The cap is generally the Mean + Standard Deviation, subject to minimum cap of 2% (de minimus allowance) and maximum +/- 2 percentage points relative to prior year burn rate cap for same industry/index group.
A premium (multiplier) is applied on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 43 -

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares
Pay-for-Performance- Impact on Equity Plans
If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:
•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.
See Pay-for-Performance discussion under Executive Pay Evaluation for further details.
Liberal Definition of Change-in-Control
Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Problematic Pay Practices
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 44 -

Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider CASE-BY-CASE a carve-out of a portion of cost attributable to overhang, considering the following criteria:
•	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:
—	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

—	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

—	The general vesting provisions of option grants; and

—	The distribution of outstanding option grants with respect to the named executive officers;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 45 -

•	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.
Other Compensation Plans
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans— Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 46 -

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered CASE-BY-CASE using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in ISS’s classification of director independence, or if the plan contains excessive problematic provisions.
Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 47 -

Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 48 -

Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
—	A minimum vesting of three years for stock options or restricted stock; or

—	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
—	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 49 -

Adopt Anti-Hedging/Pledging/Speculative Investments Policy
Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Bonus Banking/Bonus Banking “Plus”
Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:
•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.
Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 50 -

Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:
•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.
The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
—	Rigorous stock ownership guidelines;

—	A holding period requirement coupled with a significant long-term ownership requirement; or

—	A meaningful retention ratio;
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
—	Rigorous stock ownership guidelines, or

—	A holding period requirement coupled with a significant long-term ownership requirement, or

—	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on

2011 ISS U.S. Proxy Voting Guidelines Summary	- 51 -

a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Non-Deductible Compensation
Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.
Pay for Performance
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
Vote CASE-BY-CASE on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:
•	Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•	Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 52 -

•	Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
Prohibit CEOs from serving on Compensation Committees
Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoup Bonuses
Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. ISS will take into consideration:
•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 53 -

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity
Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under ISS policy, and may even result in withheld votes from compensation committee members. The second component of this proposal — related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 54 -

•	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

2011 ISS U.S. Proxy Voting Guidelines Summary	- 55 -

6. Social/Environmental Issues
Overall Approach
•	When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Animal Welfare
Animal Welfare Policies
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.
Animal Testing
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.
Animal Slaughter (Controlled Atmosphere Killing (CAK))
Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 56 -

Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Reports on Potentially Controversial Business/Financial Practices
Vote CASE-BY CASE on requests for reports on the company’s potentially controversial business or financial practices or products taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

•	Peer companies’ policies/practices in this area.
Pharmaceutical Pricing, Access to Medicines, Product Reimportation, and Health Pandemics
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 57 -

Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Health Pandemics
Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation, taking into account:
•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
Product Safety and Toxic/Hazardous Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

•	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.
Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 58 -

•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
Generally vote AGAINST resolutions requiring that a company reformulate its products.
Tobacco- Related Proposals
Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:
•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;
•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
Climate Change and the Environment
Climate Change/ Greenhouse Gas (GHG) Emissions
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 59 -

•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
General Environmental Proposals and Community Impact Assessments, Concentrated Area Feeding Operations
General Environmental Proposals and Community Impact Assessments
Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:
•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	The scope of the resolution.
Concentrated Area Feeding Operations (CAFOs)
Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and

•	The company publicly discloses company and supplier farm environmental performance data; or

•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.
Energy Efficiency
Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 60 -

•	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.
Facility and Operational Safety/Security
Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:
•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
Operations in Protected Areas
Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:
•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
Recycling Strategies
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.
Renewable Energy
Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 61 -

Diversity
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Equality of Opportunity
Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.
Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 62 -

General Corporate Issues
Charitable Contributions
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:
•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.
Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
Political Contributions & Lobbying Expenditures/Initiatives
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 63 -

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy; and

•	The impact that the policy issue may have on the company’s business operations.
International Issues, Labor Issues, and Human Rights
International Human Rights Proposals
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Internet Privacy and Censorship
Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:
•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;

•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;

•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,

2011 ISS U.S. Proxy Voting Guidelines Summary	- 64 -

•	The level of controversy or litigation related to the company’s international human rights policies and procedures.
MacBride Principles
Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:
•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•	Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.
Operations in High Risk Markets
Vote CASE-BY-CASE on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.
Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.
Weapons and Military Sales
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 65 -

Nuclear and Depleted Uranium Weapons
Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Sustainability
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 66 -

7. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 67 -

Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.
Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 68 -

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.
Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:
•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 69 -

Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 70 -

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Class A	Class C	Class I	Class R
VFPAX		VFPIX
OF
FUNDVANTAGE TRUST

PROSPECTUS
SEPTEMBER 1, 2011
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-i-

FUND SUMMARY
PRIVATE CAPITAL MANAGEMENT VALUE FUND
Investment Objective
The Private Capital Management Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 15 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.94%	0.94%	0.94%	0.94%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	2.11%	2.86%	1.86%	2.36%
Fee Waiver and/or Expenses Reimbursement	(0.84%)	(0.84%)	(0.84%)	(0.84%)
Total Annual Fund Operating Expenses After Fee	1.27%	2.02%	1.02%	1.52%
Waiver and/or Expense Reimbursement[2]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $750,000 or more. The CDSC shall not apply to those purchases of Class A shares of $750,000 or more where a selling broker dealer did not receive a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

[2]	Private Capital Management, L.P. (“Private Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $25,000 (investment minimum) in the Fund’s Class A and Class C shares, $750,000 (investment minimum) in Class I shares and $10,000 in Class R shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$1,557	$2,207	$3,358	$6,540
Class C	$513	$1,584	$3,179	$7,476
Class I	$7,802	$24,531	$56,709	$146,925
Class R	$155	$480	$1,017	$2,488
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period May 28, 2010 (commencement of operations as a fund) to April 30, 2011, the Fund’s portfolio turnover rate was 21.71% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America. There are no limits on the market capitalizations of the companies in which the Fund may invest.
The Adviser applies a fundamental value, research driven investment approach. The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market. The Adviser values companies using a variety of measures, including an estimate of a company’s capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets. The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser’s estimation of long-term intrinsic value.
The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders — the company’s ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios. Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.
The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company’s market price approaches the Adviser’s price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser’s investment view. The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser’s overall investment assessment of the company.
The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in a single industry, the Fund expects to focus its investments in one or more sectors of the economy or stock market as conditions warrant and opportunities present themselves.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Currency Translation Risk. A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues. These revenues are frequently denominated in currencies other than the U.S. dollar. As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar. A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect. While the Adviser evaluates potential currency translation affects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.

•	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities, including Canadian securities, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

•	Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
•	changes in the Fund’s performance from year-to-year; and

•	how the Fund’s average annual returns for one year, five year, ten year and since inception periods compared to those of a broad measure of market performance.

The Fund’s past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.
The annual returns in the bar chart are for the Fund’s Class I shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Annual Total Returns For Past Ten Calendar Years — Class I1
Calendar Year-to-Date Total Return as of June 30, 2011: 8.28%
During the periods shown in the bar chart, the Fund’s best quarter was up 23.81% (2nd quarter of 2009) and the Fund’s worst quarter was down -33.47% (4th quarter of 2008).
Average Annual Total Returns For Periods Ended December 31, 2010

				Since
				Inception
Private Capital Management Value Fund Class I Shares[1]	1 Year	5 Years	10 Years	(1/1/87)
Return Before Taxes	15.89%	-0.13%	6.24%	15.60%
Return After Taxes on Distributions [2]	N/A	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Shares [2]	N/A	N/A	N/A	N/A
S&P 500 Index[3] (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	9.59%
Russell 2000 Index[4] (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%	9.25%

				Since
				Inception
Private Capital Management Value Fund Class A Shares	1 Year	5 Years	10 Years	(10/6/10)
Return Before Taxes	N/A	N/A	N/A	8.19%
S&P 500 Index[3] (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.90%
Russell 2000 Index[4] (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%	14.68%

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not started operations yet. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[3]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation.

[4]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.

Management of the Fund
Investment Adviser
Private Capital Management, L.P.
Portfolio Manager
Gregg J. Powers is the President, CEO and Chairman of Private Capital Management, L.P. and has been managing the Fund since 2010 and the Predecessor Account since 1994.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I	Class R
Regular Accounts	Initial Investment	$25,000	$25,000	$750,000	No Minimum
	Additional Investments	$250	$250	No Minimum	No Minimum

Individual Retirement Accounts	Initial Investment	$25,000	$25,000	$750,000	No Minimum
	Additional Investments	$250	$250	No Minimum	No Minimum

Automatic Investment Plan	Initial Investment	$2,500	$2,500	N/A	N/A
	Additional Investments	$250	$250	N/A	N/A
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open. Shares may be redeemed through the means described below.
Redemption by mail:

Regular mail:	Overnight mail:
Private Capital Management Value Fund	Private Capital Management Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 568-1267

Redemption by telephone:
Call Fund shareholder services (“Shareholder Services”) at (888) 568-1267.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUND’S
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation. This investment objective may be changed by the Board of Trustees without shareholder approval upon written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America. There are no limits on the market capitalizations of the companies in which the Fund may invest.
The Adviser applies a fundamental value, research driven investment approach. The Adviser’s goal is to identify businesses that it believes are significantly mispriced by the public market. The Adviser values companies using a variety of measures, including an estimate of a company’s capacity to generate discretionary cash flow over time and the long-term value of its assets. The Adviser defines discretionary cash flow as cash flow from operations after required capital expenditures. The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser’s estimation of long-term intrinsic value.
The Adviser believes that companies can become (and in some cases remain for an extended period) significantly mispriced for reasons that do not materially detract from the company’s long-term intrinsic value. Such circumstances may arise as a result of, for instance, short-term (or in some cases successive) earnings disappointments; skepticism or uncertainty regarding management or market strategy; negative market perceptions about an industry that fail to adequately account for a company’s particular advantages; or negative company specific sentiment or publicity that is not likely to coincide with a long-term erosion in shareholder value. Mispricing can also occur as a result of complexity in a company’s business model or when positive developments go unnoticed or are not fully reflected in the company’s share price. Management improvements, new product or strategic initiatives, or changes in competitive environment often develop over time and may ultimately have a much greater impact on shareholder value than initially anticipated.
While the Adviser’s bottom-up analysis of each company will in some ways differ, the analysis process generally includes the following:
Ongoing quantitative screening to identify publicly traded companies that are potentially significantly mispriced by the stock market.
The Adviser conducts extensive financial screening leveraging its proprietary analytical capabilities, referrals from its industry contacts, and its own in-depth knowledge developed over more than 20 years of investing in public companies. In identifying opportunities, the investment team also draws upon domain expertise in diverse fields such as technology, financial services, consumer discretionary, healthcare, natural resources and communications.
Rigorous financial analysis, focusing on “discretionary cash flow.”
Once a potential investment opportunity is identified, the Adviser performs rigorous financial analysis focused on valuing the company’s business operations and assets over an identifiable investment horizon. Included in this analysis is a focus on conducting financial statement adjustments to better reflect a fair valuation of the company’s assets, liabilities and to identify any potential “footnote” risks such as off-balance sheet liabilities, underfunded pension plans and overly aggressive accounting policies. The Adviser places significant emphasis on a company’s capacity to generate discretionary cash flow over time.
The Adviser believes that discretionary cash flow is a superior measure of a business’ true economic value and, ultimately, its ability to create value for shareholders. Companies can use discretionary cash flow to undertake a number of activities that can increase shareholder value including (i) stock repurchases, (ii) paying down debt, (iii) paying dividends to shareholders, or (iv) expanding operations or acquiring new businesses to enhance the company’s strategic position and overall value. Conversely, earnings per share, the indicator commonly used by many analysts, is prone to a broad range of distortions and management discretion that may mask significant problems with the underlying business.
In-depth qualitative analysis.
In addition to its quantitative analysis, the Adviser undertakes an in-depth qualitative assessment of the company. As a part of this assessment the Adviser evaluates the company’s operations and business strategy; the intellect, ability, motivation and focus of company management and other key employees; compensation practices and incentive horizons; the company’s philosophy and corporate culture; the level of goal congruency between management and shareholders; and management’s candor and willingness to engage in dialogue with shareholders and the investment community at large. The Adviser also evaluates management’s history of creating (or failing to create) value for shareholders. In the course of this analysis, the Adviser will routinely seek input from, among others, management, competitors, suppliers, customers and other significant industry participants.
The Adviser looks for companies that have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders — the company’s ultimate owners; and the ability to effectively compete and succeed under various industry and broader economic scenarios. A primary goal of this inquiry is to support and further the Adviser’s quantitative analysis, as well as to allow the Adviser to identify and evaluate opportunities and risks that may not be fully reflected in the company’s public filings.
Long-term focus.
The Adviser approaches its investment analysis as though it intends to acquire and hold the entire company. This “acquisition due diligence” approach guides the Adviser through both its qualitative and quantitative analysis. Where the Adviser identifies shortcomings or potential risks associated with a potential investment, it will seek to analyze and account for them relative to the overall attractiveness of the opportunity, understanding that risk or market uncertainty may be central contributors to a compelling valuation. Consistent with its primary objective of creating long-term capital appreciation, the Adviser generally expects to hold an investment for a period of 3 to 5 years, though the actual holding period may vary based on market and company specific factors.
The Adviser normally initiates positions at weightings of between 1% and 2% of Fund assets. Position weightings may grow significantly over time, both through appreciation and additional purchases. The Adviser normally maintains core position weightings of between 2% and 5%, though in certain instances positions may comprise as much as 10% of Fund assets. The Fund’s 10 largest holdings may frequently exceed 40% of the Fund’s assets.
The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company’s market price approaches the Adviser’s target price or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser’s investment view. The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the market decline do not result in a negative revision to the Adviser’s overall investment assessment of the company.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described below under “Other Investment Strategies” and in the Fund’s Statement of Additional Information (“SAI”).
Other Investment Strategies
The Fund may invest in equity related securities (such as convertible bonds, convertible preferred stock, warrants, options and rights). The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.
The Fund may hedge overall portfolio exposure through the purchase and sale of index and individual put and call options. The decision as to whether and to what extent the Fund will engage in hedging transactions (such as the purchase and sale of index and individual put and call options) to hedge against portfolio risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses. The risks associated with options include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.
The Fund may also invest in fixed income securities. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.
The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements and derivative instruments (including options contracts).
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.
RISKS
The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI:

•	Currency Translation Risk. A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues. These revenues are frequently denominated in currencies other than the U.S. dollar. As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar. A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect. While the Adviser evaluates potential currency translation affects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.
•	Foreign Securities Risk: Foreign securities include direct investments in non-U.S. dollar-denominated securities, including Canadian securities, traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities involve special risks and costs, which are considered by the investment advisers in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries. A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

In addition to the risks described above, the Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new Agreement may further affect Canada’s dependency on the U.S. economy. In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. As a high conviction investor, the Adviser typically takes significant, long-term positions in companies it believes are undervalued by the market. Companies in which the Fund invests may remain out of favor with the market for extended periods of time. The Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Fund’s investment style is unlikely to result in performance that closely correlates to specific market indices over time and may include extended periods of underperformance as compared to the broader market. There is no assurance investors will not lose principal invested in the Fund. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Price changes may be temporary or last for extended periods. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. This volatility means that the value of your investment in the Fund may increase or decrease. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

Over the past several years, stock markets have experienced substantial price volatility. Growth stocks are generally more sensitive to market movements than other types of stocks and their stock prices may therefore be more volatile and present a higher degree of risk of loss. Value stocks, on the other hand, may fall out of favor with investors and underperform growth stocks during any given period.

•	Non-Diversification Risk: A non-diversified fund may invest a larger portion of its assets in a single issuer. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

•	Sector Risk: The Fund may focus its investments on one or more sectors. To the extent that it does so, developments affecting companies in such sector or sectors will likely have a magnified effect on the Fund’s net asset value and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (888) 568-1267 and on the Fund’s website at www.private-cap.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND
The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.
INVESTMENT ADVISER
Private Capital is a registered investment adviser located at 8889 Pelican Bay Boulevard, Suite 500, Naples, FL 34108. Private Capital was founded in 1986 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, institutions, corporate retirement plans, other pooled investment vehicles and offshore funds. As of July 31, 2011, Private Capital had approximately $1.8 billion in assets under management. Private Capital, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. Private Capital is entitled to receive an investment advisory fee of 0.90% of the Fund’s average net assets. Private Capital has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Private Capital and the Trust, on behalf of the Fund, is available in the Fund’s semi-annual report to shareholders for the fiscal period ended October 31, 2010.
PORTFOLIO MANAGER
Gregg J. Powers is the Fund’s portfolio manager. Mr. Powers served as co-portfolio manager at Private Capital from the early 1990s through early 2009, when he became the firm’s sole portfolio manager. As portfolio manager, Mr. Powers oversees all aspects of the investment of client portfolios. Mr. Powers joined Private Capital’s investment research team in 1988. In his prior role as co-portfolio manager, Mr. Powers was credited with the primary underwriting of Private Capital’s investments in technology, healthcare and telecommunications. Mr. Powers became President of Private Capital in 1999, CEO in 2008, and assumed the role of Chairman in 2009. Prior to joining Private Capital, Mr. Powers was a healthcare analyst at Raymond James Financial. Mr. Powers has a Bachelor of Science degree in Finance from the University of Florida.
The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.
ANALYST TEAM
David A. Sissman joined Private Capital in 2009 as a Senior Investment Analyst. Previous positions include founding principal of the value-oriented long/short equity fund at Brightpoint Capital (the public equity subsidiary of H.I.G. Capital) from 2005 to 2009, where he focused primarily on healthcare, business services, and special situation investments. Mr. Sissman also served as a principal within H.I.G. Capital’s private equity group from 2001 to 2005, and worked at Bain & Company from 1996 to 1999, where he developed strategic plans and identified operational improvements for Fortune 500 companies. Mr. Sissman holds an MBA from Harvard Business School. He received his Bachelor of Arts degree in Statistics and Spanish from Rice University.
Michael J. Chapman, CFA, joined Private Capital in 2009 as a Senior Investment Analyst. Previously, Mr. Chapman served as a co-portfolio manager for the Mid-Cap Basic Value fund at AIM Investments from 2001 to 2009; an equity analyst for private wealth manager Gulf Investment Management in 1999; an equity analyst for JPMorgan Fleming from 1999 to 2001; and as a natural resource analyst for U.S. Global Investors from 1995 to 1999. A petroleum engineer by training, Mr. Chapman has experience covering a broad range of small/mid capitalization companies in diverse areas, including basic materials, telecom, natural resources, utilities, consumer staples, and industrials. Mr. Chapman earned both his Master of Arts degree in Energy and Mineral Resources, and his Bachelor of Science degree in Petroleum Engineering, from the University of Texas.
Erick A. E. Sönne joined Private Capital in 2010 as an Investment Analyst. Previously, Mr. Sönne served as a research analyst for Steinberg Asset Management in New York from 2004 to 2010. He focuses on a broad range of industries including energy, insurance, transportation, and agriculture. Mr. Sönne earned a Bachelor of Science degree in Foreign Service from Georgetown University School of Foreign Service and is a Level III Candidate in the Chartered Financial Analyst (CFA) Program.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

Value of Assets Attributable to the Shares
NAV =	- Value of Liabilities Attributable to the Shares
Number of Outstanding Shares
The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES
You may purchase shares of the Fund through financial intermediaries authorized to sell Fund shares. Such financial intermediaries may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement.
Share Classes
The Fund offers Class A, C, I and R shares. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are for individuals, corporate investors and certain retirement plans. Class I shares are typically offered to corporations or other institutions such as trusts, foundations, broker-dealers purchasing for the accounts of others or certain clients of the Adviser or its affiliates. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization. Class R shares are typically offered to employee benefit plans including, but not limited to, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares are also generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, simplified employee pension (“SEPs”), Salary Reduction Simplified Employee Pension Plan (“SARSEPs”), Savings Incentive Match Plan for Employees (“SIMPLE IRAs”) and 529 college savings plans.

Class A	Class C	Class I	Class R
Initial sales charge of 5.00% or less	No initial sales charge	No initial sales charge	No initial sales charge

1.00% deferred sales charge may apply if redeemed within 12 months [1]	1.00% deferred sales charge if redeemed within 12 months[2]	No deferred sales charge	No deferred sales charge

Lower annual expenses than Class C and Class R shares due to lower distribution fees; Higher annual expenses than Class I shares	Higher annual expenses than Class A, Class I and Class R shares due to higher distribution fees	Lower annual expenses than Class A, Class C and Class R shares due to no distribution fee	Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Class A and Class I shares due to higher distribution fees

[1]	A CDSC of up to 1.00% may apply for investments of $750,000 or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $750,000 or more where a selling broker-dealer did not receive a commission. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

[2]	A CDSC of up to 1.00% may apply for investments of Class C shares redeemed within 12 months after initial purchase.

Shares representing interests in the Fund are offered continuously for sale by BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A, C, I and R shares of the Fund through certain broker-dealers and other financial intermediaries, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

CLASS A SHARES
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.
Front-End Sales Charge
Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:
Class A Shares—

Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	1.50%	1.52%	1.25%
$750,000 or more	0.00%	0.00%	0.00%
The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $750,000 or more. The CDSC will only apply to those purchases of Class A shares of $750,000 or more where a selling broker-dealer received a commission. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.
Contingent Deferred Sales Charge (CDSC)
You may be subject to a CDSC if you sell Class A shares of the Fund. If you bought Class A shares without an initial sales charge because your investments in the Fund aggregated over $750,000 at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 12 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $750,000 or more will also be subject to a CDSC if you redeem them within twelve months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.
Reduced Sales Charges
You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee) through their registered representative or financial intermediary must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund’s transfer agent through their registered representative or financial intermediary the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder through their registered representative and/or financial intermediary to ensure that the shareholder obtains the proper “breakpoint” discounts.
In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers.
Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.
Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.
For more information on reduced sales charges, please visit the Fund’s website at www.private-cap.com or consult your broker or financial intermediary. The website provides links to information on sales charges, free of charge and in a clear and prominent format.

Sales at Net Asset Value
The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust, directors and full-time employees of selected dealers or agents, the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which SEP contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (5) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (7) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.
Certain other investors may qualify to purchase Class A shares without a sales charge, such as the Adviser, its employees and their relatives and affiliates and certain employee benefit plans for employees of the Adviser. Please see the SAI for more information.
CLASS C SHARES
Sales of the Fund’s Class C shares are not subject to a front-end sales charge. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares, Class I shares or Class R shares, Class C shares have higher expenses than Class A shares, Class I shares or Class R shares.
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of the Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.
Contingent Deferred Sales Charge (CDSC)
You may be subject to a CDSC of up to 1.00% if you redeem shares within twelve months of purchasing those shares. Subsequent Class C share purchases will also be subject to a CDSC if you redeem them within twelve months of purchasing those shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class C shares is applied to the net asset value at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class C shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.
You may be able to avoid an otherwise applicable CDSC when you sell Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.
CLASS I SHARES
Sales of the Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are typically offered to corporations or other institutions such as trusts, endowments, foundations, broker-dealers purchasing for the accounts of others or certain clients of the Adviser or its affiliates. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.
CLASS R SHARES
Sales of the Fund’s Class R shares are not subject to a front-end sales charge or a CDSC. Class R shares are typically offered to employee benefit plans including, but not limited to, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Because Class R shares pay a higher Rule 12b-1 fee than Class A shares or Class I shares, Class R shares have higher expenses than Class A shares or Class I shares.
Distribution Plan
The Board of Trustees, on behalf of the Fund’s Class R shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class R shares provides for payments of up to 0.50% of the average daily net assets of the Fund’s Class R shares.
TO OPEN AN ACCOUNT THROUGH A FINANCIAL INTERMEDIARY
Shares of the Fund are only available through financial intermediaries (brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement). Such financial intermediary may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. CONSULT YOUR INVESTMENT REPRESENTATIVE FOR SPECIFIC INFORMATION.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Fund’s transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, travelers checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser at (239) 254-2500 for more information.

Automatic Investment Plan
You may open an automatic investment plan account for Class A and Class C shares with a $2,500 initial purchase and a $250 monthly investment. This plan is not available for Class I or Class R shares. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $250. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application.
Purchase Price
Class C, I and R shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.00%. “Good order” means that the purchase request is complete and includes all required information.
Networking and Sub-Transfer Agency Fees. The Fund may directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (i) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (ii) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although the Fund may use financial firms that sell Fund shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A shares or Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
Reinvestment Privilege for Class A Shares
For a period of 60 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.
Rights Reserved by the Fund
The Fund reserves the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund (i) charges a redemption fee of 2% on shares redeemed within thirty (30) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition (see “Redemption Fee”).
Redemption Fee
The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.
The 2.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the

“Code”) and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

7.	Redemptions for systematic withdrawal plans.

Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (i) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (ii) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (iii) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.
TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
Private Capital Management Value Fund	Private Capital Management Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Dr.
Providence, RI 02940-8029	Westborough, MA 01581-1722 (888) 568-1267

A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days. The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud. The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call toll-free (888) 568-1267. The proceeds will be paid to the registered owner: (i) by mail at the address on the account, or (ii) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
Systematic Withdrawal Plan
Through your financial intermediary
Once you have established an account with $25,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (888) 568-1267 to request a form to start the Systematic Withdrawal Plan.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 2.00% on proceeds redeemed within 30 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
When you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser, the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.
Account Minimum
You must keep at least $5,000 ($2,500 for automatic investment plan accounts) worth of shares in your Class A or Class C account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $5,000 ($2,500 for automatic investment plan accounts) due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Class I shares require a minimum balance of $750,000 (not including market fluctuations).
Medallion Signature Guarantees
The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 568-1267 for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (i) to place limits on transactions in any account until the identity of the investor is verified; or (ii) to refuse an investment in a Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 568-1267.
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, you should contact your investment representative. You may also call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 568-1267.
Delivery of Shareholder Documents
To reduce expenses, the Fund mails only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 568-1267 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that the Fund will pay either a dividend or a capital gain distribution.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.
General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.
Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.
Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.
Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.
This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for Class A and Class I shares from October 6, 2010 (commencement of operations for Class A shares) and May 28, 2010 (commencement of operations for Class I shares) through April 30, 2011. Class C and Class R shares have not yet commenced operations. The Fund’s fiscal year runs from May 1 to April 30. Certain information in the table reflects the financial results of a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided for the fiscal period ended April 30, 2011 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report along with the Fund’s financial statements, is included in the Fund’s 2011 Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI. To request the Fund’s Annual Report, please call (888) 568-1267 or visit the website www.private-cap.com.

	Class A
	For the Period
	October 6, 2010* to
	April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.10
Net investment loss	(0.04	)(1)
Net realized and unrealized gain on investments	2.57	(1)

Net increase in net assets resulting from operations	2.53

Dividends and distributions to shareholders from:
Net investment income	(0.02)

Net asset value, end of period	$12.61

Total investment return(2)	25.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,162
Ratio of expenses to average net assets	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.02	%(4)
Ratio of net investment (loss) to average net assets	(0.59	)%(4)
Portfolio turnover rate	21.71	%(3)(6)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Not annualized.

(4)	Annualized.

(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(6)	Portfolio turnover rate excludes securities received from processing three subscriptions-in-kind.

	Class I
	For the Period
	May 28, 2010*
	to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income	—	(1)(2)
Net realized and unrealized gain on investments	2.64	(1)

Net increase in net assets resulting from operations	2.64

Dividends and distributions to shareholders from:
Net investment income	(0.03)

Net asset value, end of year	$12.61

Total investment return(3)	26.39	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,914
Ratio of expenses to average net assets	1.00	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(8)	1.84	%(5)
Ratio of net investment income to average net assets	—	%(5)(6)
Portfolio turnover rate	21.71	%(4)(9)

*	Commencement of operations.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Amount is less than $0.01 per share.

(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Amount is less than 0.01%.

(7)	Total investment return represents performance for Class I Shares since its commencement of operations on May 28, 2010, and does not include performance of the Predecessor Account.

(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(9)	Portfolio turnover rate excludes securities received from processing three subscriptions-in-kind.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
of
Fund Vantage Trust
(888) 568-1267
FOR MORE INFORMATION
For additional information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports.
These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (888) 568-1267 or on the Fund’s website at www.private-cap.com.
Statement of Additional Information (SAI).
The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (888) 568-1267 or on the Fund’s website at www.private-cap.com.
Shareholder Inquiries.
Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
Private Capital Management Value Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 568-1267
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Class A	Class C	Class I	Class R
VFPAX		VFPIX
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the Private Capital Management Value Fund (the “Fund”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Fund at (888) 568-1267 or on the Fund’s website at www.private-cap.com.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund issues Class A, Class C, Class I and Class R shares.
The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, the Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund, however, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “IRC”), to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. The IRC test applies at the end of each fiscal quarter and generally requires that at least 50% of the value of the Fund’s total assets be represented by the types of assets that satisfy the asset diversification requirement imposed by the 1940 Act. In addition, no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer. Stocks of particular issuers, or issuers in particular industries, may dominate the investment portfolio of the Fund, which may adversely affect the performance of the Fund or subject it to greater price volatility than that experienced by more diversified investment companies. Private Capital Management, L.P. (“Private Capital” or the “Adviser”) serves as the investment adviser to the Fund.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

1

Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and

2

six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds,

3

debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities and securities indexes, for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategy. If other types of financial instruments, including other types of options, futures contracts or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, is not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as the investment adviser to the Fund.
The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic

4

factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

5

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

6

To the extent that the Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress have held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments.
The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be

7

$1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE—TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if :(a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes

8

referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, an ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in these and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. Accordingly, the Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable or as may be permitted by the rules under the 1940 Act, the Rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments

9

on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for resale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of

10

the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
RIGHTS OFFERINGS AND WARRANTS TO PURCHASE SECURITIES. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”

11

When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such amounts (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its RIC Status. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund. See “Taxation of the Fund.”
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be approximately 25%.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the Fund’s website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.

12

The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the Trust’s CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
The Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund’s, or its Adviser’s, employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and the service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)1 of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:

13

          1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
          2. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);
          3. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
          4. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;
          5. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
          6. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
          7. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
          8. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
          9. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
          10. Purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.
When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

14

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or BNY Mellon Distributors Inc, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; CEO of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

15

					Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch

16

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
			Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.		Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust.
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

17

EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel, Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on

18

such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustee’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to: (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.
TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

19

The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former CEO of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, the distributor, the transfer agent, the custodian and the independent registered public accounting firms of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
Trustee within the
	Dollar Range of Equity Securities	Family of Investment
Name of Trustee	in the Fund	Companies

Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001-$100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

20

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will

21

address most conflicts of interest. If a material conflict of interest exists, the Adviser will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. A description of the Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available: (i) without charge by request by calling the Fund at (888) 568-1267; or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. Additionally, as of the same date, none of the Trustees and officers of the Trust owned individually and together in excess of 1% of any class of outstanding shares of the Fund.

	Number of Shares Held
Name and Address	of Record or Beneficially	Ownership Percentage
Class A Shares
UBS Financial Services Inc. FBO Betty J. Hanson 1000 Harbor Boulevard 7th Floor Weehawken, NJ 07086	16,648.159	8.02%

UBS Financial Services Inc. FBO Carl R. Schwarz Traditional IRA 1000 Harbor Boulevard 7th Floor Weehawken, NJ 07086	16,011.093	7.71%

Class I Shares
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	2,844,041.203	78.64%

Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246	759,704.810	21.00%
INVESTMENT ADVISORY SERVICES
Private Capital is a registered investment adviser located at 8889 Pelican Bay Boulevard, Suite 500, Naples, Florida 34108. Private Capital was founded in 1986 and, in addition to serving as the investment adviser to the Fund, provides portfolio management services to individuals, institutions, corporate retirement plans, pooled investment vehicles and offshore funds. As of July 31, 2011, Private Capital had $1.8 billion in assets under management. Private Capital is a wholly owned subsidiary of Legg Mason, Inc. a global asset management company whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of the Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least

22

annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceeds 1.00% of average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. For the fiscal period May 28, 2010 (commencement of operations) through April 30, 2011, the Adviser was paid an advisory fee of $267,631. In light of the contractual expense limitation, the Adviser waived fees in the amount of $249,622 for the period May 28, 2010 through April 30, 2011.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of the Fund’s shares; (ii) preparing and executing selling and service agreements; (iii) preparing quarterly 12b-1 reports to the Board of Trustees; and (iv) reviewing and submitting to the Financial Industry Regulatory Authority (“FINRA”) the Fund’s advertising and sales literature.
The front-end sales load reallowed to dealers as a percentage of the offering price of the Fund’s Class A shares is described in the Prospectus.
PORTFOLIO MANAGER
The management of the Fund is the responsibility of a group of investment professionals employed by the Adviser under the direction of Portfolio Manager Gregg J. Powers. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Manager” with respect to the investment

23

professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Mr. Powers the portfolio manager, who has been responsible for the day-to-day management of the Fund for the fiscal year ended April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio manager from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts for the fiscal year ended April 30, 2011; and

(iv)	“Ownership of Securities.” Information regarding the portfolio manager’s dollar range of equity securities beneficially owned in the Fund for the fiscal year ended April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Powers, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of April 30, 2011

				Total Assets
			Number of Accounts	Managed subject to
	Total Number		Managed subject to a	a Performance
	of Accounts	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	0	$0	0	$0

Other Pooled Investment Vehicles:	6	$817	4	$112

Other Accounts:	472	$1,061	0	$0
Material Conflicts of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders can not be completely filled or filled at different prices.
Compensation. The Adviser compensates the Fund’s portfolio manager through a combination of salary, discretionary bonuses, and a revenue sharing agreement. The bonus is allocated based upon the perceived contribution to the management of client portfolios and the individual’s overall contribution to the firm. Employment contracts and non-compete/non-disclosure agreements are utilized by the Adviser. The Adviser believes that the compensation structure utilized by the firm has allowed for the attraction and retention of “high caliber” key personnel.

24

Ownership of Shares of the Fund. As of April 30, 2011, Mr. Powers beneficially owned over $1,000,000 of equity securities in the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees paid by the Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Administration and Accounting Fee	$71,120

[1]	The Fund commenced operations on May 28, 2010.

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103 serves as the independent registered public accounting firm to the Trust.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), located at One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to execute the Fund’s portfolio transactions, and the negotiation of brokerage commissions. The cost of portfolio

25

securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Increasingly, securities traded over-the-counter also involve the payment of negotiated brokerage commissions. In the over-the-counter market, most securities have historically traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
Orders may be directed to any broker or dealer, including, to the extent and manner permitted by applicable law, affiliated persons of the Adviser. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain brokerage transactions conducted on an agency basis. Subject to the above considerations, the Adviser intends to use an affiliated person, Carnes Capital Corp. (“Carnes”), a wholly owned subsidiary of Legg Mason, Inc., as a broker for the Fund. In order for an affiliated person such as Carnes to act as agent to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities. Furthermore, the Trustees, including a majority of the Trustees who are not “interested” Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated person of the Adviser are consistent with the foregoing standard.
Based on a number of objective and qualitative factors, the Adviser has made a determination that trading through Carnes is in the best interest of Fund investors. However, the Adviser and Carnes have certain overlapping officers and employees, share office space and certain expenses. The relationship between the Adviser and Carnes creates a potential conflict of interest. Commission based compensation received by Carnes on Fund trades indirectly benefits the Adviser, which could motivate the Adviser to trade more frequently for the Fund. This potential conflict is mitigated by a number of factors, including the Fund’s long-term investment horizon (resulting in comparatively lower portfolio turnover) and the fact that the commission rate charged to the Fund by Carnes is the lowest rate offered to any client of Carnes. The Adviser views the commission rate charged by Carnes as both reasonable in light of the services Carnes provides the Fund and competitive with rates that would be paid to unaffiliated broker-dealers for execution. For the period May 28, 2010 through April 30, 2011, the Fund incurred brokerage commission charges to Carnes in the amount of $32,846.43, which equated to 0.073% of the Fund’s assets as of the fiscal period ended April 30, 2011. Whether using Carnes or another broker, it is the objective of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available.
Subject to obtaining the best net results, dealers who are not affiliates of the Adviser who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies; economic surveys and analyses; recommendations as to specific securities;

26

research products including quotation equipment and computer related programs; advice concerning the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; services relating to effecting securities transactions and functions incidental thereto (such as clearance and settlement); and other lawful and appropriate assistance to the Adviser in the performance of its decision-making responsibilities. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Adviser acts as investment adviser or sub- adviser) arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as its other customers the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Fund.
For the fiscal period May 28, 2010 through April 30, 2011, the Fund paid brokerage commissions to Carnes, as follows:

Fiscal Period
May 28, 2010 through
April 30, 2011
Aggregate Dollar Amount of Brokerage Commissions Paid to Carnes	$32,846.43
For the fiscal period May 28, 2010 through April 30, 2011, the percentage of aggregate brokerage commissions paid to Carnes and the percentage of aggregate dollar amount of transactions effected through Carnes for the Fund are as follows:

Fiscal Period
May 28, 2010 through
April 30, 2011
Percentage of Commissions Paid to Carnes	100%
Percentage of Transactions Effected through Carnes	100%
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial

27

intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A, Class C and Class R Shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Class I Shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Class A, Class C and Class R Shares.
The Underwriter was paid the following as the aggregate commission on sales of Class A shares of the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Class A Shares	$0

[1]	Class A shares of the Fund commenced operations on October 6, 2010.

The Underwriter retained the following in concessions on sales of Class A shares of the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Class A Shares	$122

[1]	Class A shares of the Fund commenced operations on October 6, 2010.

The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the

28

agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Fund) on 60 days’ written notice to the Underwriter; or (ii) by the Underwriter on 60 days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25%, 1.00% (0.75% distribution fee and 0.25% shareholder service fee) and 0.50%, respectively, on an annualized basis of the Class A, Class C and Class R Shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Class A, Class C and Class R Shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Fund to the Underwriter for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Rule 12b-1 Distribution Fees
Class A	$438

[1]	Class A shares of the Fund commenced operations on October 6, 2010.

During the fiscal period ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution under the 12b-1 Plan:

Printing and
		Mailing of				Interest,
		Prospectuses to				Carrying or
		other Than	Compensation	Compensation	Compensation	other
		Current	to	to Broker-	to Sales	Financing
	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges
Class A1	$0	$0	$0	$417	$0	$0

[1]	Class A shares of the Fund commenced operations on October 6, 2010.

29

CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A, Class C, Class I and Class R Shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A , Class C and Class R Shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A, Class C and Class R Shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

30

DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted

31

by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a)(i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.

32

In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation,

33

regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may

34

elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept

35

such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

36

The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”

37

DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

38

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S.

39

shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.

40

TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Semi-Annual Report may be obtained at no charge by calling the Fund at (888) 568-1267 or on the Fund’s website at www.private-cap.com

41

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.
•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.
•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
PROXY VOTING POLICY
Description of Proxy Voting Policies and Procedures
Private Capital Management, L.P. (“PCM”) has adopted policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with Rule 206(4)- 6 under the Investment Advisers Act of 1940 and the requirements applicable to ERISA and other benefit plan accounts. Unless an investment adviser of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that voting authority lies with the investment adviser. In exercising its voting authority, PCM generally relies on its own review and does not consult or enter into agreements with any third party.
PCM’s substantive voting decisions are based on the particular facts and circumstances of each proxy vote and are evaluated by the applicable Portfolio Manager or senior research staff member. The following general guidelines reflect PCM’s decision making approach with respect to particular issues and may be overridden in any particular case to the extent that PCM deems appropriate.
Election of Directors — PCM generally votes in favor of nominees. However, in a contested election, PCM will vote for the nominees on a case-by-case basis. Compensation Programs — PCM generally favors compensation programs that align executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation.
Auditors — PCM generally votes in favor of the ratification of auditors, unless in PCM’s view the auditor has a clear conflict of interest or the auditor has failed to render an accurate financial opinion of a company’s financial status. In making a determination regarding the proposed ratification of an independent auditor, PCM also may take into account its prior experiences with such auditor in providing audit and other services to PCM portfolio companies.
Anti-Takeover Measures — PCM evaluates all proposals to institute or amend shareholder rights plans on a case-by-case basis. PCM will sometimes vote against board-approved proposals to adopt antitakeover measures.
Capital Structure — The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, PCM votes on a case-by-case basis involving changes to a company’s capitalization. In general, PCM has a preference for voting against proposals relating to the authorization of additional common stock, and for voting in favor of proposals authorizing share repurchase programs.
Mergers and Acquisitions — With respect to matters relating to acquisitions, mergers, reorganizations and other transactions, PCM votes these issues on a case-by-case basis on board approved            transactions. PCM examines factors including the economic merits of the transaction, the potential conflicts of interests between management’s interest and shareholders’ interests, and the impact of the transaction on corporate governance and shareholder rights.
Corporate Charter or Bylaws — With respect to board proposals to amend a company’s charter or bylaws, PCM votes on a case-by-case basis. PCM evaluates the stated reasons for the amendment as well as the effects on shareholders’ rights.
Corporate Governance — SEC regulations permit shareholders to also submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Though PCM reviews all such proposals on a case-by-case basis, it most frequently votes in accordance with the recommendation of the company’s board of directors. PCM generally places particular significance on proposals made by

B-1

significant or long term shareholders and on proposals relating to governance issues or acquisitions, mergers, reorganizations and other transactions.
PCM’s Compliance Department is responsible for overseeing the proxy voting process and ensuring that conflicts of interest do not influence PCM’s proxy voting decisions. Examples of conflicts of interest may include (i) whether PCM manages assets for the company, or an employee of the company, or employee group of the company; (ii) whether the Portfolio Manager responsible for recommending the proxy vote is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and (iii) whether a Portfolio Manager has a personal interest in the outcome of the matter before shareholders that is different from the general interests of PCM clients. If a material conflict is identified, PCM will seek voting instructions from an independent third party. In such a case proxies will be voted by PCM in accordance with the recommendations of the independent third party.

B-2

TW SMALL CAP GROWTH FUND
of
FundVantage Trust

Class A SGWAX	Advisor Class SGWYX	Institutional Class SGRIX

PROSPECTUS

September 1, 2011

The securities described in this prospectus have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

TW SMALL CAP GROWTH FUND

Investment Objective

The TW Small Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 9 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Advisor Class	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.25%	None
Other Expenses	2.50%	2.24%	1.81%
Total Annual Fund Operating Expenses[2]	3.75%	3.49%	2.81%
Fee Waiver and/or Expense Reimbursement[2]	(2.27)%	(2.01)%	(1.58)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.48%	1.48%	1.23%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	TW Asset Management LLC (“TW” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.23% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund’s Class A and Advisor Class shares and $1,000,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A*	$717	$1,016
Advisor Class*	$151	$468
Institutional Class*	$12,532	$39,031

*	This expense example assumes an investment amount of $10,000 for Class A and Advisor Class and $1,000,000 for Institutional Class.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period December 31, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 31.40% of the average value of its portfolio.

Summary of Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities of small capitalization U.S. companies. The Adviser considers small capitalization companies to be those with market capitalizations within the range of the market capitalization of companies in the Russell 2000® Index, which as of June 30, 2011, was $21.4 million – $3.1 billion.

Through analyzing public filings, in-depth research and interviews with company management, competitors, suppliers and customers, the Adviser seeks to identify companies with shareholder-oriented management teams, strong revenue growth and earnings growth, and strong positioning relative to its competitors.

The Adviser then applies various valuation techniques to each company to develop price points and a risk/reward profile, which, along with other factors such as a company’s potential price volatility, it uses to allocate capital among the Fund’s holdings.

The Adviser generally will sell or reduce an investment position if it believes:

•	The initial reasons it bought the security are no longer valid;

•	The risk versus reward profile of an investment position is no longer favorable;

•	Adjustments are appropriate in light of capital allocation targets within or across industry sectors or risk management parameters; or

•	A better investment opportunity exists.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

2

•	Small-Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Limited History of Operations: Although the Fund is a recently formed mutual fund and has a limited history of operations and the Adviser also has a limited history of advising a mutual fund, its portfolio manager has experience in managing mutual funds and separate account investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception compare with those of the Russell 2000® Growth Index, a measure of the performance of the small-cap growth segment of the U.S. equity universe. The Fund is the successor to the TW Small Cap Growth Fund I, L.P., an unregistered pooled investment vehicle (the “Predecessor Fund”), which transferred all of its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by TW Asset Management LLC, the same adviser and portfolio manager that currently manages the Fund, and had identical investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class shares of the Fund set forth in the “Annual Fund Operating Expenses” table above. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Return of Predecessor Fund For Past Three Calendar Years

Calendar Year-to-Date Total Return as of June 30, 2011: 12.40%

Best Quarter	Worst Quarter

27.16%	-26.53%
June 30, 2009	December 31, 2008

		Since Inception
Average Annual Total Returns as of December 31, 2010[1]	1 Year	(November 1, 2007)

Institutional Class Shares Return Before Taxes	26.95%	1.65%
Institutional Class Shares Return After Taxes on Distributions[2]	N/A	N/A
Institutional Class Shares Return After Taxes on Distributions and Sale of Shares[2]	N/A	N/A
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	29.09%	(0.02)%

[1]	This performance information reflects the performance of the Predecessor Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The returns shown in the table are for Institutional Class shares only. The returns for other classes of shares offered by the Fund will differ from the Institutional Class share returns.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are not available for periods prior to the Fund’s commencement of operations as a registered investment company. Actual after-tax returns depend on your tax situation and may differ from those shown and

3

are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Management of the Fund

Investment Adviser

TW Asset Management LLC (“TW”)

Portfolio Manager

•	Kenneth A. Korngiebel, CFA is the Lead Portfolio Manager of TW Asset Management LLC and the portfolio manager of the Fund since its inception in 2010. Mr. Korngiebel also served as the portfolio manager for the Predecessor Fund since its inception in 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Advisor Class	Institutional Class
Regular Accounts	Initial Investment	$1,000	$1,000	$1,000,000
	Additional Investments	$100	$100	None

Individual Retirement Accounts	Initial Investment	$250	$250	Not Available
	Additional Investments	$100	$100	Not Available

Automatic Investment Plan	Initial Investment	$1,000	$1,000	Not Available
	Additional Investments	$100	$100	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or Redemption by Mail

Regular mail:	Overnight mail:
TW Small Cap Growth Fund	TW Small Cap Growth Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 632-9904

Purchase by Wire

Please contact Fund shareholder services (“Shareholder Services”) at (866) 632-9904 for current wire instructions.

Redemption by Telephone

Call (866) 632-9904.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers or Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
INVESTMENT STRATEGIES AND RISKS

The Fund seeks to achieve long-term capital appreciation. The investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities of small capitalization U.S. companies. The Adviser considers small capitalization companies to be those with market capitalizations within the range of the market capitalization of companies in the Russell 2000® Index, which as of June 30, 2011 was $21.4 million – $3.1 billion.

Through analyzing public filings, in-depth research and interviews with company management, competitors, suppliers and customers, the Adviser seeks to identify companies with shareholder-oriented management teams, strong revenue growth and earnings growth, and strong positioning relative to its competitors.

The Adviser then applies various valuation techniques to each company to develop its “position-size roadmap” (price points at which the Adviser would buy and sell specific amounts of a security) and identify those companies that it believes present favorable opportunities for return relative to their levels of risk. The Adviser uses a company’s “roadmap” and risk/reward profile, along with other factors such as its potential price volatility, to determine the size of investment in the company. The Adviser considers the Fund’s exposure to specific sectors and industries, and makes capital allocation decisions based on its informed expectations regarding the most promising growth opportunities. The Adviser also uses the “roadmap” when allocating capital among the Fund’s holdings to create efficiency within and across sectors.

The Adviser continues to evaluate each security it buys to determine whether it should continue to maintain its investment. The Adviser generally will sell or reduce an investment position if it believes:

•	The initial reasons it bought the security are no longer valid;

•	The risk versus reward profile of an investment position is no longer favorable;

•	Adjustments are appropriate in light of capital allocation targets within or across industry sectors or risk management parameters; or

•	A better investment opportunity exists.

Other Investment Strategies

The Fund may invest in Initial Public Offerings (“IPOs”) when suitable opportunities are available. IPOs of securities issued by small, unseasoned companies with little or no operating history are risky and their prices may be highly volatile. IPOs carry the risk that the market value of their shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares also are subject to market risk and liquidity risk.

The Fund may invest in derivative instruments. Derivative instruments may be used for a variety of reasons consistent with the Fund’s investment objective and strategies, including for risk management, for leverage and to indirectly participate in other types of investments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

The Fund may invest in fixed income securities, including the debt of U.S. corporations, the U.S. government and its agencies and debt issued by non-U.S. governments and corporations. During periods of rising interest rates, the values of those securities generally fall. Fixed income securities also may be paid off and have their proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

The Fund may invest in securities that are not registered under the Securities Act of 1933, as amended (“restricted securities”). Restricted securities may be less liquid and more difficult to value than publicly traded securities.

The Fund may invest in convertible securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally will provide for interest income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

The Fund may invest in exchange-traded funds, or “ETFs.” When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses. Also,

5

although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

While the Fund is permitted to invest in foreign securities, it generally will invest in U.S.-listed, dollar denominated securities of foreign issuers and American depositary receipts. Securities of many non-U.S. companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Less information may be available to investors concerning non-U.S. issuers. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

In anticipation of, or in response to, adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund’s Statement of Additional Information (“SAI”).

RISKS

The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI:

•	Limited History of Operations: Although the Fund is a recently formed mutual fund and has a limited history of operations and the Adviser also has a limited history of advising a mutual fund, its portfolio manager has experience in managing investment portfolios, including mutual funds and separate account portfolios with similar types of investments to those in which the Fund invests.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Small-Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI, which is available, free of charge, by calling (866) 632-9904, or on the Fund’s website at http://www.stifel.com/twassetmanagement/mutual-fund.aspx.

The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

6

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

TW is a registered investment adviser located at One Montgomery Street, Suite 3700, San Francisco, California 94104. TW was formed in 2006. In addition to serving as the investment adviser to the Fund, TW provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations, and other businesses in separately managed accounts. As of July 31, 2011, TW had approximately $144 million in assets under management. The Adviser, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.

For its services as investment adviser, TW is entitled to receive an investment advisory fee of 1.00% of the Fund’s average daily net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of the Fund, is provided in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2011.

PORTFOLIO MANAGER

Kenneth A. Korngiebel, CFA, Portfolio Manager, has been the portfolio manager of the TW Small Cap Growth Fund since its inception in 2010. Mr. Korngiebel also served as the portfolio manager for the Predecessor Fund, a limited partnership that was converted into Institutional Class shares of the TW Small Cap Growth Fund on December 31, 2010, since its inception in 2007. He joined the Adviser at its inception in 2006 and is a Managing Director and its Chief Investment Officer. Mr. Korngiebel has over 15 years of experience managing U.S. small and small/mid-cap growth portfolios. Prior to joining TW, he served as a Managing Director at Columbia Management and was the Portfolio Manager of its Portland-based small, small/mid and mid-cap growth strategies. Prior to his tenure at Columbia Management, Mr. Korngiebel held positions in private equity and commercial real estate. Mr. Korngiebel holds a BA in Economics from Stanford University (1987) and an MBA, with a focus on finance, from the Wharton School at the University of Pennsylvania (1996). He is a member of the Portland Society of Financial Analysts.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

7

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV. The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

The Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

8

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares, Advisor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Advisor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are generally offered to corporations and other institutional investors or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Advisor Class	Institutional Class

Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge

Deferred sales charge may apply[1]	No deferred sales charge	No deferred sales charge

Similar annual expenses as Advisor Class due to the same distribution/service fees; and higher annual expenses than Institutional Class shares.	Similar annual expenses as Class A due to the same distribution/service fees; and higher annual expenses than Institutional Class shares.	Lower annual expenses than Class A and Advisor Class shares due to no distribution or service fees.

[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply for investments of $1 million or more of Class A shares (and therefore on which no initial sales charge was paid) if shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in the Fund are offered continuously for sale by BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A shares, Advisor Class shares or Institutional Class shares of the Fund through certain broker-dealers or directly through the transfer agent of the Fund, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of the Fund’s shares. The minimum initial investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Class A shares.

9

Front-End Sales Charge

Sales of Class A shares of the Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	4.50%	4.71%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.15%

$500,000 but less than $1,000,000	2.00%	2.04%	1.75%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more.

Contingent Deferred Sales Charge (CDSC)

You may be subject to a CDSC if you sell Class A shares of the Fund. If you bought Class A shares without an initial sales charge because your investments in the Fund were in excess of $1 million in the aggregate at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 12 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 12 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, the Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of the Fund. Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of the Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund’s transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Fund’s transfer agent, either directly or through its registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive

10

the maximum breakpoint discount possible. It is the responsibility of the investor, either directly or through their registered representative and/or financial intermediary, to ensure that the investor obtains the proper “breakpoint” discounts.

In order for the Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.

The Fund does not provide additional information on reduced sales charges on its website because the information is contained in its prospectus, which is available on the Fund’s website at http://www.stifel.com/twassetmanagement/mutual-fund.aspx.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of the Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Fund’s transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

Sales at Net Asset Value

The Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, Adviser and its affiliates, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Fund.

ADVISOR CLASS SHARES

Distribution Plan

The Board of Trustees, on behalf of the Fund’s Advisor Class shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Advisor Class shares provides for payments of up to 0.25% of the average daily net assets of the Fund’s Advisor Class shares.

11

INSTITUTIONAL CLASS SHARES

Sales of the Fund’s Institutional Class shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Institutional Class shares are only available to individuals who can meet the required investment minimum and corporations or other institutions including, but not limited to, trusts, endowments, foundations, pension and other defined benefit plans, defined contribution plans or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail:

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the Fund. Please make sure your check is for at least $1,000 with respect to Class A shares or Advisor Class shares ($250 if investing in an individual retirement account), or at least $1,000,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular mail:	Overnight mail:
TW Small Cap Growth Fund	TW Small Cap Growth Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 632-9904

The Fund will only accept checks drawn on U.S currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

By Wire:

To make a same-day wire investment, call Shareholder Services toll-free at (866) 632-9904 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $1,000 with respect to Class A shares or Advisor Class shares ($250 if investing in an individual retirement account), or at least $1,000,000 with respect to Institutional Class shares. Your wire must be received by the close of the Exchange, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

Individual Retirement Account Investments

You may invest in the Fund through an individual retirement account including the following: (i) traditional Individual Retirement Accounts (“IRAs”); (ii) Savings Incentive Match Plan for Employees (“SIMPLE IRAs”); (iii) Spousal IRAs; (iv) Roth Individual Retirement Accounts (“Roth IRAs”); (v) Coverdell Education Savings Accounts (“Education IRAs”); and (vi) Simplified Employee Pension Plans (“SEP IRAs”). You should consult your tax adviser to determine whether a retirement plan is appropriate for you.

TO ADD TO AN ACCOUNT

By Mail:

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Fund and that your additional investment is for at least $100 for Class A shares or Advisor Class shares. There is no minimum additional investment amount for Institutional Class shares. Mail the slip and your check to:

Regular mail:	Overnight mail:
TW Small Cap Growth Fund	TW Small Cap Growth Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 632-9904

12

By Wire

Please call Shareholder Services toll-free at (866) 632-9904 for current wire instructions. The wire must be received by the close of the close of the Exchange, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 for Class A shares or Advisor Class shares. There is no minimum additional investment amount for Institutional Class shares.

Automatic Investment Plan

You may open an automatic investment plan account for regular accounts of Class A shares or Advisor Class shares with a $1,000 initial purchase and a $100 monthly investment. You may open an automatic investment plan account for an IRA of Class A shares or Advisor Class shares with a $250 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (866) 632-9904 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. After your initial purchase of $1,000 for a regular account or $250 for an IRA account, you may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Fund’s transfer agent at (866) 632-9904.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of the Fund’s shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Purchase Price

Advisor Class and Institutional Class shares of the Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of the Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.75%. “Good order” means that the purchase request is complete and includes all required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include: brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, including “the Adviser”, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and redemption requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees

The Fund may also directly enter into agreements with “financial intermediaries” pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may

13

also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries

The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediary’s customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of the Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell its shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for purposes of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 60 days after you sell Class A shares of the Fund, you may reinvest your redemption proceeds in Class A shares of the Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Fund may require documentation to support your eligibility.

14

Rights Reserved by the Fund

The Fund reserves the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 60 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Fund when the financial intermediary

15

accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before the close of the Exchange, typically 4:00 p.m. Eastern time) or on the next business day (if received after the close of the Exchange, typically 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Redemption Fee

The Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 60 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Please see “Market Timing and Frequent Trading Policy” above.

The 1.00% redemption fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e. a divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by the Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of the Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder; and

6.	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•	Write a letter of instruction that includes the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

16

•	Mail your request to:

Regular mail:	Overnight mail:
TW Small Cap Growth Fund	TW Small Cap Growth Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722 (866) 632-9904

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Fund requires a medallion signature guarantee if the redemption exceeds $50,000, the address of record for the account has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (866) 632-9904. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guarantee request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction if they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted. The Fund charges a redemption fee of 1.00% on proceeds redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

17

Late Trading

Late trading is the practice of buying or selling fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this prospectus) if you purchase or redeem shares directly through the Fund.

Account Minimum

You must keep at least $1,000 worth of shares ($250 for IRAs) in your Class A or Advisor Class account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below the account minimum due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds. Institutional Class shares require a minimum balance of $1,000,000.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record for the account has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (866) 632-9904 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will

18

not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (866) 632-9904.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (866) 632-9904.

Account Statements

The Fund provides you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A shares reflecting transactions made during the quarter;

•	monthly account statements for Advisor Class shares and Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, after the end of each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (866) 632-9904 or, if your shares are held through a financial institution, please contact the financial institution directly. The Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income and net capital gain, if any, to its shareholders annually. The amount of any distribution will vary, and there is no guarantee that the Fund will make any distribution.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code. As such, the Fund will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) all distributions from its earnings and profits (as determined under

19

federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for Class A, Advisor Class and Institutional Class shares through April 30, 2011. The Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, an independent registered accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report. The Fund’s 2011 Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (866) 632-9904.

Class A
For the Period
February 3, 2011*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.57

Net investment loss	(0.04)[1]
Net realized and unrealized gain on investments	1.32

Net increase in net assets resulting from operations	1.28

Net asset value, end of period	$11.85

Total investment return[2]	12.11%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$72
Ratio of expenses to average net assets	1.48%[3]
Ratio of expenses to average net assets without waivers and expense Reimbursements[4]	3.75%[3]
Ratio of net investment loss to average net assets	(1.34)%[3]
Portfolio turnover rate	31.40%[5,6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

[3]	Annualized.

[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[5]	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations of the Fund) to April 30, 2011. Portfolio turnover is not annualized.

[6]	Portfolio turnover rate excludes securities received from processing subscriptions-in-kind.

21

Advisor Class
For the Period
March 16, 2011*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.40

Net investment loss	(0.02)[1]
Net realized and unrealized gain on investments	1.47

Net increase in net assets resulting from operations	1.45

Net asset value, end of period	$11.85

Total investment return[2]	13.94%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$28
Ratio of expenses to average net assets	1.48%[3]
Ratio of expenses to average net assets without waivers and expense Reimbursements[4]	3.49%[3]
Ratio of net investment loss to average net assets	(1.29)%[3]
Portfolio turnover rate	31.40%[5,6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[5]	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations of the Fund) to April 30, 2011. Portfolio turnover is not annualized.

[6]	Portfolio turnover rate excludes securities received from processing subscriptions-in-kind.

22

Institutional Class
For the Period
December 31, 2010*
to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment loss	(0.04)[1]
Net realized and unrealized gain on investments	1.90

Net increase in net assets resulting from operations	1.86

Net asset value, end of period	$11.86

Total investment return[2]	18.60%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$18,687
Ratio of expenses to average net assets	1.23%[3]
Ratio of expenses to average net assets without waivers and expense Reimbursements[4]	2.81%[3]
Ratio of net investment loss to average net assets	(1.11)%[3]
Portfolio turnover rate	31.40%[5,6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[5]	Portfolio turnover rate excludes securities received from processing subscriptions-in-kind.

[6]	Not annualized.

23

TW Small Cap Growth Fund
of
FundVantage Trust

(866) 632-9904

http://www.stifel.com/twassetmanagement/mutual-fund.aspx

FOR MORE INFORMATION

For additional information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments including performance data, information on the Fund’s portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semi-annual reports are available, free of charge, by calling (866) 632-9904 or on the Fund’s website at http://www.stifel.com/twassetmanagement/mutual-fund.aspx.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (866) 632-9904 or on the Fund’s website at http://www.stifel.com/twassetmanagement/mutual-fund.aspx.

Shareholder Inquiries

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

TW Small Cap Growth Fund
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(866) 632-9904
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

TW SMALL CAP GROWTH FUND

Class A	Advisor Class	Institutional Class
SGWAX	SGWYX	SGRIX
OF

FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
September 1, 2011
This Statement of Additional Information (“SAI”) provides information about the TW Small Cap Growth Fund (the “Fund”) in addition to the information that is contained in the Fund’s current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). The Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Fund’s Prospectus. This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling the Fund at (866) 632-9904.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. The Fund issues Class A, Advisor Class and Institutional Class shares. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TW Asset Management LLC (“TW” or the “Adviser”), serves as investment adviser to the Fund.
INVESTMENT POLICIES
The Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”). In order to qualify as a diversified fund, the 1940 Act requires that at least 75% of the value of the Fund’s total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities that for the purpose of this calculation are limited in respect to any one issuer to an amount not greater that 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities or any single issuer.
The Adviser, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.
BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of their net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of its total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of its total assets.
Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
The Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
CORPORATE DEBT SECURITIES. The Fund’s investments in U.S. dollar denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, the Fund may, to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, , index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of its overall investment strategies. The Fund also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities. The Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment objective.
The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the investment adviser to forecast interest rates and other economic factors correctly. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the investment adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees.
If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
To the extent that the Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes.
An interest rate, commodity, or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and it is expected that other futures contracts will be developed and traded in the future. The Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Fund, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), the Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, is not subject to registration or regulation as such under the CEA. The investment adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Fund.
Limitations on Use of Futures and Futures Options. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with the custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” their position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover the Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.
The requirements for qualification as a regulated investment company (a “RIC”) provided under the Internal Revenue Code of 1986, as amended (“IRC”) also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “Taxation of the Fund.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to invest in commodity futures contracts.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Swap Agreements and Options on Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. The Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
The Fund may enter into swap transactions for any legal purpose consistent with their investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objective and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
The Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
The Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. Nine banks and brokers, including Deutsche Bank AG, JPMorgan Chase & Co., and Barclays PLC, committed to start using one or more clearinghouses within the 27-nation region by the end of July 2009. The clearinghouse(s) will be funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.
Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to use swap agreements and, if investments swaps are made, may cause the Fund to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to the Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in the Fund’s other investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Correlation Risk. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In this regard, certain funds seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of the Fund is not designed or expected to produce returns which replicate the performance (or inverse performance) of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by the Fund, from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by the Fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which the Fund invests; (iv) the Fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of the Fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; and (viii) a possible need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using certain instruments.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC under the IRC, the Fund must invest in assets which produce the types of income specified in the IRC and the Treasury Regulations (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for additional information related to these restrictions.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
DOLLAR ROLLS. The Fund may enter into dollar roll agreements, which are similar to reverse repurchase agreements. Dollar rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time the Fund enters into a dollar roll, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price

(including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.
EVENT-LINKED EXPOSURE. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Fund to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
Standby Commitments. The Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles the Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.
Ordinarily, the Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.
Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. Any investments in tender option bonds by the Fund will be accounted for subject to Financial Accounting Standards Board Statement No. 140 and amendments thereto.

In selecting put bonds for the Fund, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.
Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN SECURITIES. The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities will be made in U.S. dollar denominated securities traded on U.S. exchanges and over-the-counter-markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case the Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies, and prices of those companies’ securities tend to be more volatile.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
GUARANTEED INVESTMENT CONTRACTS. The Fund may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.
Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to the Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, the Fund must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Fund invests in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Fund” below for more information related to these restrictions.
ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board of Trustees has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.

LOAN PARTICIPATIONS. The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”).
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Fund may invest in loan participations with credit quality comparable to that of the issuers of the Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.
The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, the Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.
MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds. Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange-Traded Funds” above.)
MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-

governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as the Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as the Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, the Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Fund also may invest in other types of asset-backed securities.
BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in the Prospectus, the Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on an NRSRO) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P and Fitch or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of the Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by the Fund. Because of this, the Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for the Fund, the Adviser will consider whether the Fund should continue to hold the security.
In the event that the Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
PARTICIPATION INTERESTS. The Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Fund intends to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.
REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. The Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.
SHORT SALES. The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. The Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Fund may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund sells a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund under the IRC. See “Taxation of the Fund.”
TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. The Adviser expects the annual portfolio turnover of the Fund to be between 100% and 250%. The Adviser expects the annual portfolio rate to remain within its anticipated range in the future.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund’s holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
The Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about the Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.

The Fund may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Fund’s or the Adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund’s assets and minimize impact on remaining shareholders of the Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund’s reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holding information without specific authorization. The Adviser and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Fund, the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or the Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:
1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
2. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
3. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;

4. Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations are treated as U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities;
5. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
6. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward contracts and swap transactions and other financial contracts or derivative instruments;
7. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
8. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward contracts, swap transactions and other financial contracts or derivative instruments; or
9. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options and futures contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
For the purpose of applying the limitations set forth in (4) and (5) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

				Number of	Other
				Funds in	Directorships
			Principal	Trust	Held by
		Term of Office	Occupation(s)	Complex	Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the
Date of Birth	with Trust	Time Served	Five Years	Trustee	Past Five Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

				Number of	Other
				Funds in	Directorships
			Principal	Trust	Held by
		Term of Office	Occupation(s)	Complex	Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the
Date of Birth	with Trust	Time Served	Five Years	Trustee	Past Five Years
STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present;	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch

				Number of	Other
				Funds in	Directorships
			Principal	Trust	Held by
		Term of Office	Occupation(s)	Complex	Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the
Date of Birth	with Trust	Time Served	Five Years	Trustee	Past Five Years
			MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.		Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.
EXECUTIVE OFFICERS

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees ; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust.

The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.
TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing Inc.; Mr. Wynne is the former CEO of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing Inc.; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust and its funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, the distributor, the transfer agent, the custodian and the independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Fund and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the
Name of Trustee	in the Fund	Family of Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 — $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None
COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser and the Underwriter has adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of the Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The proxy voting policies and procedures of the Adviser are attached herewith as Appendix B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available by request by calling the Fund at (866) 632-9904 or on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Fund to own of record or beneficially 5% or more of the outstanding shares of any class of the Fund are provided below. In addition, as of the date of this SAI, officers and Trustees of the Trust owned individually and together less than 1% of the Fund’s outstanding shares.

Class A Shares	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Class A Shares Owned
Stifel Nicolaus & Co. Inc. Juan A. Brown, Jr. 501 North Broadway St. Louis, MO 63102	5,119.454	67.94%

Stifel Nicolaus & Co. Inc. John James Zemlyak 501 North Broadway St. Louis, MO 63102	881.057	11.69%

Justin Boulware San Francisco, CA	473.037	6.28%

Class A Shares	Number of Shares Held	Percentage
Name and Address of Owner	of Record or Beneficially	of Class A Shares Owned
Stifel Nicolaus & Co. Inc. Douglas V. Brinker IRA R/O 501 North Broadway St. Louis, MO 63102	473.037	6.28%

		Percentage
Advisor Class Shares	Number of Shares Held	of Advisor Class Shares
Name and Address of Owner	of Record or Beneficially	Owned
Stifel Nicolaus & Co. Inc. Paul Slivon Noreen Slivon Ttee. 501 North Broadway St. Louis, MO 63102	3,354.416	94.66%

		Percentage
Institutional Shares	Number of Shares Held	of Institutional Class
Name and Address of Owner	of Record or Beneficially	Shares Owned
Thomas Weisel Partners Group, Inc. One Montgomery St. Ste. 3700 San Francisco, CA 94104	1,572,628.836	99.82%
INVESTMENT ADVISORY SERVICES
TW is a registered investment adviser located at One Montgomery Street, Suite 3700, San Francisco, California 94104. TW was formed in 2006. In addition to serving as the investment adviser to the Fund, TW provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses in separately managed accounts. As of July 31, 2011, TW had approximately $144 million in assets under management. The Adviser, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund on 60 days’ written notice to the Adviser without penalty or by the Adviser on 90 days’ written notice to the Trust without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to 1.48% with respect to Class A shares, 1.48% with respect to Advisor Class shares and 1.23% with respect to Institutional Class shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. For the fiscal period January 3, 2011 (commencement of operations) to April 30, 2011, TW’s accrued and waived investment advisory fees were $55,489, and fees reimbursed by TW were $5,913, in light of the contractual expense limitation of the Fund.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of all personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.
The front-end sales load reallowed to dealers as a percentage of the offering price of each Fund’s Class A shares is described in the Fund’s Prospectus.
Thomas Weisel Asset Management LLC, One Montgomery Street, Suite 3700, San Francisco, CA 94104, owns more than 50% of the Adviser and is presumed to control the Adviser. Thomas Weisel Asset Management LLC is a registered investment adviser and is a wholly owned subsidiary of TWPG, One Montgomery Street, Suite 3700, San Francisco, CA 94104, which, in turn, is a wholly owned subsidiary of Stifel Financial Corp., 501 North Broadway, St. Louis, MO 63102. Stifel Financial Corp. is a financial services holding company headquartered in St. Louis, Missouri, that conducts its banking, securities, and financial services business through several wholly owned subsidiaries. Stifel clients are primarily served in the U.S. through 310 offices in 43 states and the District of Columbia through Stifel, Nicolaus & Company, Incorporated and Thomas Weisel Partners LLC, and in two Canadian provinces through Stifel Nicolaus Canada Inc. Kenneth A. Korngiebel, portfolio manager of the Fund, owns more than 5% of the Adviser and may be deemed an affiliated person of the Adviser and an affiliate of the Fund under Section 2(a)(3) under the 1940 Act. Mr. Korngiebel’s address is c/o TW Asset Management LLC, One Montgomery Street, Suite 3700, San Francisco, CA 94104.
PORTFOLIO MANAGER
The management of the Fund is the responsibility of an investment professional employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Manager” with respect to the investment professional responsible for the day-to-day management of the Fund, including information regarding:
(i)	“Other Accounts Managed.” Other accounts managed by Kenneth A. Korngiebel, who is the portfolio manager and primarily responsible for the day-to-day management of the Fund, as of April 30, 2011;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;
(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio manager from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts as of April 30, 2011; and
(iv)	Information regarding the portfolio manager’s dollar range of equity securities beneficially owned in the Fund as of April 30, 2011.
Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Kenneth A. Korngiebel, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of April 30, 2011.

	Total Number of		Number of Accounts Managed	Total Asset Managed subject to
	Accounts	Total Assets	subject to a Performance Based	a Performance Based Advisory
Types of Accounts	Managed	(million)	Advisory Fee	Fee (million)
Kenneth A. Korngiebel
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	43	$169.1	0	$0
Material Conflicts Of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type that the Fund invests in (i.e., equity securities). These include certain managed accounts which are affiliates of the Adviser. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. The Adviser compensates the Fund’s portfolio manager for his management of the Fund. Compensation is comprised of a fixed base salary and discretionary performance bonus that is based on the overall success of TW, which is reviewed annually. Compensation is determined by the portfolio manager’s contributions to portfolio performance and by the total return of all accounts versus their benchmarks and their peers over the current year and the previous three years. In addition, the investment management team receives 50% of the net profits of TW and, as such, benefits from asset growth of the Fund.
Ownership of Shares of the Fund. As of April 30, 2011, Kenneth A. Korngiebel did not beneficially own equity securities in the Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of Bank of New York Mellon Corp.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Fund to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Administration and Accounting Fee	$9,536

[1]	The Fund commenced operations on January 3, 2011.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as the independent registered public accounting firm to the Fund.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, serves as the Fund’s custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the objective of the Adviser to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions.

While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and the Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities.
Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as are feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal period January 3, 2011 (commencement of operations) to April 30, 2011:

Fiscal Period
Ended April 30, 2011
Brokerage Commissions Paid by the Fund	$23,369
During the most recent fiscal year, neither the Fund nor TW, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure directed the Fund’s brokerage transactions to a broker because of research services provided.
For the fiscal period January 3, 2011 to April 30, 2011, the Fund did not pay any brokerage commissions to an affiliate of the Trust.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of the Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of the Fund’s shares by a financial intermediary; or a negotiated lump sum payment.

In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of the Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
The Underwriter, located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Fund’s Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A shares and Advisor Class shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund’s Institutional Class shares. The Trustees of the Trust, including a majority of Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Fund and the shareholders of the Fund’s Class A shares and Advisor Class shares.
The Underwriter was paid the following as the aggregate commission on sales of Class A shares and Advisor Class shares of the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Class A Shares	$0
Advisor Class Shares	$0

[1]	The Fund commenced operations on January 3, 2011.
The Underwriter retained the following in concessions on sales of Class A shares and Advisor Class shares of the Fund for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Class A Shares	$310
Advisor Class Shares	$0

[1]	The Fund commenced operations on January 3, 2011.
The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The

Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Class A and Advisor Class shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Class A shares and Advisor Class shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Fund to the Underwriter for the fiscal period ended April 30, 2011:

Fiscal Period
Ended April 30, 2011[1]
Rule 12b-1 Distribution Fees
Class A	$10
Advisor Class	$8

[1]	The Fund commenced operations on January 3, 2011.
During the fiscal year period ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution under the 12b-1 Plan:

Printing and
		Mailing of				Interest,
		Prospectuses to				Carrying or
		other Than	Compensation	Compensation	Compensation	other
		Current	to	to Broker-	to Sales	Financing
	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges
Class A	$0	$0	$0	$6	$0	$0
Advisor Class	$0	$0	$0	$8	$0	$0

CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of the Fund: Class A shares, Advisor Class shares and Institutional Class shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares and Advisor Class shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A shares and Advisor Class shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Fund does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of the Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing the Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.
Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
The Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income tax.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Fund” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.
TAXATION OF THE FUND
The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary discussion that follows is not tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. The Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by a shareholder without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that the Fund: (a) (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of the Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, the Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may, in certain circumstances, be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010, the Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of the Fund beginning after December 22, 2010, the Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.
MLPs. The Fund intends to invest in certain MLPs which may be treated as qualified publicly traded partnerships. Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Requirement, but the Fund’s investment in one or more of such qualified publicly traded partnerships is limited to no more than 25% of the value of the Fund’s assets.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent the election by the Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund receives no interest payments in cash on such securities during the year.
The Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents, through borrowing the amounts required to be distributed. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest. Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark to market such swaps or derivatives annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or other such contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.
SHORT SALES. The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions of PFIC income, if any, will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce the Fund’s economic return from its investment in PFIC shares. To the extent the Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, the Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, the Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to the Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease the Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. The Fund will furnish its shareholders with a written statement providing the amount of the foreign taxes paid by it that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITS. The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of such RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. The Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction with respect to the Fund’s distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisers for more information.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges shares of the Fund within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of shares of the Fund.
BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of the Fund if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisers as to the state and local tax rules affecting investments in the Fund.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend, the Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN).
All non-U.S. shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as it requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund as a result of the Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or

TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisers as to the tax consequences of an investment in the Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisers with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal period ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by Ernst & Young LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Trust at (866) 632-9904.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

A-1

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

A-3

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the

A-4

lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer,

A-5

whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

A-6

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-7

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

A-8

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

A-9

APPENDIX B
TW Asset Management LLC
Proxy Voting Procedures
Proxy Voting Policy
     TW Asset Management LLC, (the “ADVISER”) generally is responsible for voting proxies with respect to securities held in Client accounts, including Clients that are pension plans (“plans”) subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). This document sets forth the ADVISER’s policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:
•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote Client securities in the best interest of Clients;

•	Disclose to Clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to Clients and furnish them a copy of our policies and procedures on request.
     The ADVISER does not respond to legal actions, such as notices of class action suits or bankruptcy filings relating to securities held in a Clients’ account. The ADVISER arranges for these materials to be forwarded to Clients. The ADVISER may, but is not obligated, to respond to corporate actions, such as tender offers and rights offerings.
1. Objective
     Where the ADVISER is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our Clients, which generally means voting proxies with a view toward enhancing the value of the shares of stock held in Client accounts.
     The financial interest of our Clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our Clients and, thus, unless a Client has provided other instructions, the ADVISER generally votes in accordance with generally accepted notions of good corporate citizenship on these issues, although, the ADVISER may abstain from voting on these issues.
     When making proxy-voting decisions, the ADVISER generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time. The Guidelines set forth the ADVISER’s positions on recurring issues and criteria for addressing non-recurring issues.

B-1

2. Accounts for Which the ADVISER Has Proxy Voting Responsibility
     The ADVISER generally is responsible for voting proxies with respect to securities selected by the ADVISER and held in Client accounts, unless the Client takes responsibility for proxy voting. The ADVISER’s Investment Advisory Agreement provides that Client is generally responsible for proxy voting unless the Client has directed the ADVISER to the contrary in writing.
     Although Clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA plans. Where authority to manage ERISA plan assets has been delegated to the ADVISER, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed the ADVISER has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:
•	be in writing;

•	state that the ADVISER is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).
     In addition, in circumstances where a Client account held securities as of a record date for voting, but no longer holds any such securities prior to the voting of such securities, then as a general matter the ADVISER will abstain on all proxy voting matters with respect to such securities.
3. Adherence to Client Proxy Voting Policies
     Although Clients do not always have proxy-voting policies, if a Client has such a policy and instructs the Adviser to follow it, the ADVISER is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the plan or otherwise imprudent or unlawful. In the case of ERISA plans, the ADVISER, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.
     The ADVISER must to the extent possible comply with each Client’s proxy voting policy for separate accounts. For pooled accounts, the ADVISER will vote proxies in the best interest of the pooled account by following the Guidelines, unless the governing documents of a pooled account specify otherwise.
4. Conflicts
     From time to time, proxy voting proposals may raise conflicts between the interests of the Adviser’s Clients and the interests of the ADVISER and its Employees. The ADVISER must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the Clients’ best interest and was not the product of the conflict. For example, conflicts of interest may arise when:
•	Proxy votes regarding non-routine matters are solicited by an issuer that has an advisory relationship with the ADVISER or an affiliate of the ADVISER;

•	A proponent of a proxy proposal has a business relationship with the ADVISER or an affiliate of the ADVISER;

•	The ADVISER or an affiliate of the ADVISER has business relationships with participants in proxy contests, corporate directors or director candidates;

B-2

•	An ADVISER Employee has a personal interest in the outcome of a particular matter before shareholders; or

•	An ADVISER Employee has a business or personal relationship with participants in proxy contests, corporate directors or director candidates.
     The ADVISER is responsible for identifying proxy voting proposals that present a conflict of interest.
     If the ADVISER receives a proxy relating to an issuer that raises a conflict of interest, the Chief Investment Officer and Compliance Officer shall determine whether the conflict is “material” to any specific proposal included within the proxy. They will determine whether a proposal is material as follows:
•	Routine Proxy Proposals — Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for the ADVISER, unless a Portfolio Manager/Analyst has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include, but not limited to, matters such as uncontested election of directors, meeting formalities, appointment of independent auditors, and approval of an annual report/financial statements.

•	Non-Routine Proxy Proposals — Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless it is determined that neither the ADVISER, an affiliate of the ADVISER, nor its personnel have such a conflict of interest. For this purpose, “non-routine” proposals would typically include, but are not limited to, any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

•	Determining that a Non-Routine Proposal is Not Material — Although non-routine proposals are presumed to involve a material conflict of interest, the Chief Investment Officer may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Chief Investment Officer and the Compliance Officer will consider whether the ADVISER or any of its officers, directors, or employees may have a business or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. The Compliance Officer will record in writing the basis for any such determination.
For any proposal where the Chief Investment Officer and the Compliance Officer determines that the ADVISER has a material conflict of interest, the ADVISER may vote a proxy regarding that proposal in any of the following manners:
•	Refer Proposal to the Client — the ADVISER may refer the proposal to the Client and obtain instructions from the Client on how to vote the proxy relating to that proposal.

•	Obtain Client Ratification — if the ADVISER is in a position to disclose the conflict to the Client (i.e., such information is not confidential), the ADVISER may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Client, and obtain the Client’s consent to how the ADVISER will vote on the proposal (or otherwise obtain instructions from the Client on how the proxy on the proposal should be voted).

•	Use Predetermined Voting Policy — the ADVISER may vote according to its Guidelines or, if applicable, the proxy voting policies mandated by the Client, so long as the subject matter of the proposal is specifically addressed in the Guidelines or proxy voting policies such that the ADVISER will not be exercising discretion on the specific proposal raising a conflict of interest.

B-3

5. Special Issues with Voting Foreign Proxies
     Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:
•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

•	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. The ADVISER may refrain from voting shares of foreign stocks subject to blocking restrictions where, in the ADVISER’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining Client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•	Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, the ADVISER will attempt, on a reasonable efforts basis, to lodge votes in such countries.
     Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a Client (including an ERISA plan), the ADVISER may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is appropriate.
6. Reports
     The ADVISER’s Form ADV, Part II describes how Clients may obtain information from the ADVISER about how we voted proxies with respect to their securities. If requested, the ADVISER provides its Clients with periodic reports on the ADVISER’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the Clients reasonably request. In the case of ERISA plans, the named fiduciary that appointed the ADVISER is required to monitor periodically the ADVISER’s activities, including the ADVISER’s decisions and actions with regard to proxy voting. Accordingly, the ADVISER provides these named fiduciaries, on request, with reports to enable them to monitor the ADVISER’s proxy voting decisions and actions, including its adherence (as applicable) to their proxy voting policies.
7. Operational Procedures
     It is the ADVISER’s general policy to have proxies voted at least forty-eight (48) hours prior to the deadline. Unfortunately, in some instances, proxy materials are received with less than a week’s time before the deadline, and in such cases, the ADVISER uses reasonable efforts to exercise its vote.

B-4

      a. Disclosures of Proxy Voting Intentions
     The ADVISER’s Employees should not discuss with members of the public, nor its affiliates, regarding how the ADVISER intends to vote on any particular proxy proposal without the advance approval from the General Counsel of Thomas Weisel Partners Group, Inc. (TWPG). This does not restrict communications in the ordinary course of business with named fiduciaries of ERISA plans or other Clients for which the ADVISER votes proxies. Disclosure of the ADVISER’s proxy voting intentions — especially where done with the purpose or effect of influencing the management or control of a company — could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934.
8. Securities Subject to Lending Arrangements
     For various legal or administrative reasons, the ADVISER is often unable to vote securities that are, at the time of such vote, on loan pursuant to a Client’s securities lending arrangement with the Client’s custodian. The ADVISER will refrain from voting such securities where the costs to the Client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, the ADVISER may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the Clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in the ADVISER’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.
     Special Rule in the Case of ERISA Accounts. Unless another named fiduciary for an ERISA plan has expressly reserved and is exercising proxy voting responsibility, the ADVISER, as the investment manager for the account, must vote all proxies for securities held for the plan’s account.
     The Compliance Officer is responsible for identifying those accounts for the ADVISER that it will vote proxies (if any) and those for which proxies are to be forwarded to the Client or another person by the custodian.

B-5

PROXY VOTING GUIDELINES
TW Asset Management LLC
Elect Directors (1000)

1000-1	Always Vote FOR all uncontested director nominees.	X
1000-2	WITHHOLD votes from ALL nominees if the board lacks an audit, compensation, or nominating committee.
1000-3	WITHHOLD votes from ALL nominees IF the board will consist of more than XX directors after the election.
1000-4	WITHHOLD votes from ALL nominees IF the board will consist of fewer than XX directors after the election.
1000-5	WITHHOLD votes from ALL nominees IF the company has adopted a classified board structure for the election of directors.
1000-6	WITHHOLD votes from ALL nominees IF the company does not have an independent chair or lead director.
1000-7	WITHHOLD votes from ALL nominees IF the board does not include at least one woman director.
1000-8	WITHHOLD votes from ALL nominees IF the board does not include at least one minority director.
1000-9	WITHHOLD votes from ALL nominees IF the board did not act to implement a policy requested by a shareholder proposal that received majority voting support in the prior two years.
1000-10	WITHHOLD votes from ALL nominees if the board adopted or renewed a poison pill without shareholder approval during the current or prior year.
1000-11	WITHHOLD votes from ANY non-independent nominee (excluding the CEO) IF XX% or more of the directors are not independent.
1000-12	WITHHOLD votes from ANY employee nominee who serves on the audit, compensation, or nominating committee (GL recommends voting against)
1000-13	WITHHOLD votes from ANY non-independent nominee who serves on the audit committee IF XX% or more of directors serving on the audit committee are not independent.
1000-14	WITHHOLD votes from ANY non-independent nominee who serves on the compensation committee IF XX% or more of directors serving on the compensation committee are not independent.
1000-15	WITHHOLD votes from ANY non-independent nominee who serves on the nominating committee IF XX% or more of directors serving on the nominating committee are not independent.
1000-16	WITHHOLD votes from ANY nominee who serves on the audit committee IF the fees paid by the company for non-audit services in the prior fiscal year exceed XX% of the aggregate fees paid to the company’s outside auditor.
1000-17	WITHHOLD votes from ANY nominee who is retired from active employment and serves on boards at more than XX other major companies.
1000-18	WITHHOLD votes from ANY nominee who is employed full-time and serves on boards at more than XX other major companies.
1000-19	WITHHOLD votes from ANY nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.

B-6

1000-20	WITHHOLD votes from ANY nominee who has served on the board for more than XX years.
1000-21	WITHHOLD votes from ANY nominee who owns no company stock and has served on the board for more than XX years.
1000-22	WITHHOLD votes from ANY nominee who is more than XX years old.
1000-23	WITHHOLD votes from ANY shareholder-nominated nominee.
1000-24	WITHHOLD votes from ANY nominee who is the target of a “vote no” campaign.
1000-25	WITHHOLD votes from ANY nominee if the company does not ask for shareholder approval to ratify its auditors. . (Gl recommends voting against)
Contested Election of Directors (1001)

1001-1	Always vote FOR all management nominees.	X
1001-2	Always vote AGAINST all management nominees.
Nominating and Governance Committee

1001-3	WITHHOLD vote from the governance committee chair, when the chairman is not independent and an independent lead or presiding director has not been appointed.	X
Compensation Committee

1001-4	Vote against any insider (the CEO or otherwise) serving on the compensation committee.	X
Ratify Selection of Auditors (1010)

1010-1	Always vote FOR a management proposal to ratify the board’s selection of auditors.	X
1010-2	Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.
1010-3	Vote AGAINST IF the non-audit services exceed XX% of the aggregate fees paid to the company’s outside auditor.
1010-4	Vote AGAINST IF the auditors have served more than XX consecutive years.
1010-5	Vote against. audit committee chairman when a board has not allowed shareholders to review and ratify an auditor,	X
Approve Name Change (1020)

1020-1	Always vote FOR a management proposal to change the company name.	X
1020-2	Always vote AGAINST a management proposal to change the company name.

B-7

Approve Other Business (1030)

1030-1	Always vote FOR a management proposal to approve other business.	X
1030-2	Always vote AGAINST a management proposal to approve other business.
Adjourn Meeting (1035)

1035-1	Always vote FOR a management proposal to adjourn the meeting.	X
1035-2	Always vote AGAINST a management proposal to adjourn the meeting.
Approve Technical Amendments (1040)

1040-1	Always vote FOR a management proposal to make technical amendments to the charter and/or bylaws.	X
1040-2	Always vote AGAINST a management proposal to make technical amendments to the charter and/or bylaws.
Approve Financial Statements (1050)

1050-1	Always vote FOR a management proposal to approve financial statements.	X
1050-2	Always vote AGAINST a management proposal to approve financial statements.

Increase Authorized Common Stock (1100)	Case by Case

1100-1	Always vote FOR a management proposal to increase authorized common stock.
1100-2	Always vote AGAINST a management proposal to increase authorized common stock.
1100-3	Vote AGAINST IF the increase is NOT intended to effect a merger, stock split, recapitalization or other reorganization.
1100-4	Vote AGAINST IF the dilution represents more than XX% of current authorized shares.

Decrease Authorized Common Stock (1101)	Case by Case

1101-1	Always vote FOR a management proposal to decrease authorized common stock.
1101-2	Always vote AGAINST a management proposal to decrease authorized common stock.

Amend Authorized Common Stock (1102)	Case by Case

1102-1	Always vote FOR a management proposal to amend authorized common stock.
1102-2	Always vote AGAINST a management proposal to amend authorized common stock.

Approve Common Stock Issuance (1103)	Case by Case

1103-1	Always vote FOR a management proposal to approve the issuance of authorized common stock.
1103-2	Always vote AGAINST a management proposal to approve the issuance of authorized common stock.

B-8

1103-3	Vote AGAINST IF the dilution represents more than XX% of current outstanding voting power before the stock issuance.
1103-4	Vote AGAINST IF the stock would be issued at a discount to the fair market value.
1103-5	Vote AGAINST IF the issued common stock has superior voting rights.

Approve Issuance or Exercise of Stock Warrants (1104)	Case by Case

1104-1	Always vote FOR a management proposal to approve the issuance or exercise of stock warrants.
1104-2	Always vote AGAINST a management proposal to approve the issuance or exercise of stock warrants.
1104-3	Vote AGAINST IF the warrants, when exercised, would exceed XX% of the outstanding voting power.

Authorize Preferred Stock (1110)	Case by Case

1110-1	Always vote FOR a management proposal to authorize preferred stock.
1110-2	Always vote AGAINST a management proposal to authorize preferred stock.
1110-3	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.

Increase Authorized Preferred Stock (1111)	Case by Case

1111-1	Always vote FOR a management proposal to increase authorized preferred stock.
1111-2	Always vote AGAINST a management proposal to increase authorized preferred stock.
1111-3	Vote AGAINST IF the proposed increase creates potential dilution of more than XX%.
1111-4	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.
Decrease Authorized Preferred Stock (1112)

1112-1	Always vote FOR a management proposal to decrease authorized preferred stock.	X
1112-2	Always vote AGAINST a management proposal to decrease authorized preferred stock.
Cancel Series of Preferred Stock (1113)

1113-1	Always vote FOR a management proposal to cancel a class or series of preferred stock.	X
1113-2	Always vote AGAINST a management proposal to cancel a class or series of preferred stock.

Amend Authorized Preferred Stock (1114)	Case by Case

1114-1	Always vote FOR a management proposal to amend preferred stock.
1114-2	Always vote AGAINST a management proposal to amend preferred stock.

B-9

Approve Issuance or Conversion of Preferred Stock (1115)	Case by Case

1115-1	Always vote FOR a management proposal to issue or convert preferred stock.
1115-2	Always vote AGAINST a management proposal to issue or convert preferred stock.
1115-3	Vote AGAINST IF the dilution represents more than XX% of the total voting power.
1115-4	Vote AGAINST IF the shares have voting rights superior to those of other shareholders.
Eliminate Preemptive Rights (1120)

1120-1	Always vote FOR a management proposal to eliminate preemptive rights.	X
1120-2	Always vote AGAINST a management proposal to eliminate preemptive rights.
Restore Preemptive Rights (1121)

1121-1	Always vote FOR a management proposal to create or restore preemptive rights.
1121-2	Always vote AGAINST a management proposal to create or restore preemptive rights.	X

Authorize Dual Class Stock (1130)	Case by Case

1130-1	Always vote FOR a management proposal to authorize dual or multiple classes of common stock.
1130-2	Always vote AGAINST a management proposal to authorize dual or multiple classes of common stock.
1130-3	Vote AGAINST IF the shares have inferior or superior voting rights.
Eliminate Dual Class Stock (1131)

1131-1	Always vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.	X
1131-2	Always vote AGAINST a management proposal to eliminate authorized dual or multiple classes of common stock.

Amend Dual Class Stock (1132)	Case by Case

1132-1	Always vote FOR a management proposal to amend authorized dual or multiple classes of common stock.
1132-2	Always vote AGAINST a management proposal to amend authorized dual or multiple classes of common stock.
Increase Authorized Dual Class Stock (1133)

1133-1	Always vote FOR a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock.
1133-2	Always vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock.
1133-3	Vote AGAINST IF it will allow the company to issue additional shares with superior voting rights.	X
1133-4	Vote AGAINST IF the dilution is more than XX% of the outstanding voting power.

B-10

1133-5	Vote AGAINST IF the dilution is more than XX% of the class of stock.
Approve Share Repurchase (1140)

1140-1	Always vote FOR a management proposal to approve a stock repurchase program.	X
1140-2	Always vote AGAINST a management proposal to approve a stock repurchase program.
Approve Stock Split (1150)

1150-1	Always vote FOR a management proposal to approve a stock split.	X
1150-2	Always vote AGAINST a management proposal to approve a stock split.
Approve Reverse Stock Split (1151)

1151-1	Always vote FOR a management proposal to approve reverse a stock split.	X
1151-2	Always vote AGAINST a management proposal to approve reverse a stock split.
1151-3	Vote AGAINST IF the company does not intend to proportionally reduce the number of authorized shares.

Approve Merger/Acquisition (1200)	Case by Case

1200-1	Always vote FOR a management proposal to merge with or acquire another company.
1200-2	Always vote AGAINST a management proposal to merge with or acquire another company.
1200-3	Vote AGAINST IF the combined entity would be controlled by a person or group.
1200-4	Vote AGAINST IF the change-in-control provision would be triggered.
1200-5	Vote AGAINST IF the current shareholders would be minority owners of the combined company.
1200-6	Vote AGAINST IF the combined entity would reincorporate or change its governance structure.
1200-7	Vote AGAINST IF the company’s board did not obtain a fairness opinion from an investment bank.
1200-8	Vote AGAINST IF the proposal would move the target company’s location outside of the U.S.

Approve Recapitalization (1209)	Case by Case

1209-1	Always vote FOR a management proposal to approve recapitalization.
1209-2	Always vote AGAINST a management proposal to approve recapitalization.

Approve Restructuring (1210)	Case by Case

1210-1	Always vote FOR a management proposal to restructure the company.
1210-2	Always vote AGAINST a management proposal to restructure the company.

B-11

Approve Bankruptcy Restructuring (1211)	Case by Case

1211-1	Always vote FOR a management proposal on bankruptcy restructurings.
1211-2	Always vote AGAINST a management proposal on bankruptcy restructurings.

Approve Liquidation (1212)	Case by Case

1212-1	Always vote FOR a management proposal to approve liquidation.
1212-2	Always vote AGAINST a management proposal to approve liquidation.

Approve Reincorporation (1220)	Case by Case

1220-1	Always vote FOR a management proposal to reincorporate in a different state.
1220-2	Always vote AGAINST a management proposal to reincorporate in a different state.
1220-3	Vote AGAINST IF the proposal would reduce shareholder rights.
1220-4	Vote AGAINST IF the proposal would move the target company’s location outside of the U.S.

Approve Leveraged Buyout (1230)	Case by Case

1230-1	Always vote FOR a management proposal to approve a leveraged buyout of the company.
1230-2	Always vote AGAINST a management proposal to approve a leveraged buyout of the company.
1230-3	Vote AGAINST IF the company’s board did not obtain a fairness opinion from an investment bank.
Approve Spin-Off (1240)

1240-1	Always vote FOR a management proposal to spin-off certain company operations or divisions.	X
1240-2	Always vote AGAINST a management proposal to spin-off certain company operations or divisions.
Approve Sale of Assets (1250)

1250-1	Always vote FOR a management proposal to approve the sale of assets.	X
1250-2	Always vote AGAINST a management proposal to approve the sale of assets.
Eliminate Cumulative Voting (1300)

1300-1	Always vote FOR a management proposal to eliminate cumulative voting.	X
1300-2	Always vote AGAINST a management proposal to eliminate cumulative voting.
Adopt Cumulative Voting (1301)

1301-1	Always vote FOR a management proposal to adopt cumulative voting.

B-12

1301-2	Always vote AGAINST a management proposal to adopt cumulative voting.	X
Adopt Director Liability Provision (1310)

1310-1	Always vote FOR a management proposal to limit the liability of directors.
1310-2	Always vote AGAINST a management proposal to limit the liability of directors.	X

Amend Director Liability Provision (1311)	Case by Case

1311-1	Always vote FOR a management proposal to amend director liability provisions.
1311-2	Always vote AGAINST a management proposal to amend director liability provisions.

Adopt Indemnification Provision (1320)	Case by Case

1320-1	Always vote FOR a management proposal to indemnify directors and officers.
1320-2	Always vote AGAINST a management proposal to indemnify directors and officers.

Amend Indemnification Provision (1321)	Case by Case

1321-1	Always vote FOR a management proposal to amend provisions concerning the indemnification of directors and officers.
1321-2	Always vote AGAINST a management proposal to amend provisions concerning the indemnification of directors and officers.
Approve Board Size (1332)

1332-1	Always vote FOR a management proposal to set the board size.	X
1332-2	Always vote AGAINST a management proposal to set the board size.
1332-3	Vote AGAINST IF the proposal reduces the board size and the company has cumulative voting.
1332-4	Vote AGAINST IF the proposed maximum board size is greater than XX directors.
1332-5	Vote AGAINST IF the proposed minimum board size is less than XX directors.
1332-6	Vote AGAINST IF the board will consist of more than XX directors.
1332-7	Vote AGAINST IF the board will consist of fewer than XX directors.
No Shareholder Approval to Fill Vacancy (1340)

1340-1	Always vote FOR a management proposal to allow the directors to fill vacancies on the board without shareholder approval.
1340-2	Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.	X
Give Board Authority to Set Board Size (1341)

1341-1	Always vote FOR a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.	X

B-13

1341-2	Always vote AGAINST a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.
Removal of Directors (1342)

1342-1	Always vote FOR a management proposal regarding the removal of directors.
1342-2	Always vote AGAINST a management proposal regarding the removal of directors.
1342-3	Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.	X
1342-4	Vote AGAINST IF the proposal would allow for the removal of directors without cause.
Approve Non-Technical Charter Amendments (1350)

1350-1	Always vote FOR a management proposal to approve non-technical amendments to the company’s certificate of incorporation.
1350-2	Always vote AGAINST a management proposal to approve non-technical amendments to the company’s certificate of incorporation.
1350-3	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.	X
Approve Non-Technical Bylaw Amendments (1351)

1351-1	Always vote FOR a management proposal to approve non-technical amendments to the company’s bylaws.
1351-2	Always vote AGAINST a management proposal to approve non-technical amendments to the company’s bylaws.
1351-3	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.	X

Approve Classified Board (1400)	Case by Case

1400-1	Always vote FOR a management proposal to adopt a classified board.
1400-2	Always vote AGAINST a management proposal to adopt a classified board.
1400-3	Vote AGAINST IF the company has cumulative voting.
1400-4	Vote AGAINST IF the company has adopted a shareholder rights plan (poison pill).	X

Amend Classified Board (1401)	Case by Case

1401-1	Always vote FOR a management proposal to amend a classified board.
1401-2	Always vote AGAINST a management proposal to amend a classified board.
Repeal Classified Board (1402)

1402-1	Always vote FOR a management proposal to repeal a classified board.	X
1402-2	Always vote AGAINST a management proposal to repeal a classified board.

B-14

Adopt Poison Pill (1410)

1410-1	Always vote FOR a management proposal to ratify or adopt a shareholder rights plan (poison pill).
1410-2	Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).	X
1410-3	Vote AGAINST IF the poison pill contains a “dead-hand” provision.
1410-4	Vote AGAINST IF the company has a classified board.
1410-5	Vote AGAINST IF the poison pill does not have a “sunset” provision.
1410-6	Vote AGAINST IF the poison pill does not have a TIDE provision. (Three-Year Independent Director Evaluation.)
1410-7	Vote AGAINST IF the poison pill trigger is less than XX%.
Redeem Poison Pill (1411)

1411-1	Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).	X
1411-2	Always vote AGAINST a management proposal to redeem a shareholder rights plan (poison pill).
Eliminate Special Meeting (1420)

1420-1	Always vote FOR a management proposal to eliminate shareholders’ right to call a special meeting.
1420-2	Always vote AGAINST a management proposal to eliminate shareholders’ right to call a special meeting.	X
Limit Special Meeting (1421)

1421-1	Always vote FOR a management proposal to limit shareholders’ right to call a special meeting.
1421-2	Always vote AGAINST a management proposal to limit shareholders’ right to call a special meeting.	X
1421-3	Vote AGAINST IF the limitation requires more than XX% of the outstanding shares to call a special meeting.
Restore Special Meeting (1422)

1422-1	Always vote FOR a management proposal to restore shareholders’ right to call a special meeting.	X
1422-2	Always vote AGAINST a management proposal to restore shareholders’ right to call a special meeting.
Eliminate Written Consent (1430)

1430-1	Always vote FOR a management proposal to eliminate shareholders’ right to act by written consent.
1430-2	Always vote AGAINST a management proposal to eliminate shareholders’ right to act by written consent.	X
Limit Written Consent (1431)

1431-1	Always vote FOR a management proposal to limit shareholders’ right to act by written consent.

B-15

1431-2	Always vote AGAINST a management proposal to limit shareholders’ right to act by written consent.	X
1431-3	Vote AGAINST IF the limitation requires written consent of more than XX% of the outstanding shares.
Restore Written Consent (1432)

1432-1	Always vote FOR a management proposal to restore shareholders’ right to act by written consent.	X
1432-2	Always vote AGAINST a management proposal to restore shareholders’ right to act by written consent.
Adopt Supermajority Requirement (1440)

1440-1	Always vote FOR a management proposal to establish a supermajority vote provision to approve merger or other business combination.
1440-2	Always vote AGAINST a management proposal to establish a supermajority vote provision to approve merger or other business combination.	X
1440-3	Vote AGAINST IF the required vote is more than XX% of the outstanding shares.
Amend Supermajority Requirement (1443)

1443-1	Always vote FOR a management proposal to amend a supermajority vote provision to approve merger or other business combination.
1443-2	Always vote AGAINST a management proposal to amend a supermajority vote provision to approve a merger or other business combination.
1443-3	Vote AGAINST IF the amendment would increase the vote required to approve the transaction.	X
1443-4	Vote AGAINST IF the amendment increases the vote requirement to more than XX% of the outstanding shares.
Eliminate Supermajority Requirement (1444)

1444-1	Always vote FOR a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.	X
1444-2	Always vote AGAINST a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.
Adopt Supermajority Lock-In (1445)

1445-1	Always vote FOR a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1445-2	Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.	X
1445-3	Vote AGAINST IF the vote requirement is more than XX% of the outstanding shares.
1445-4	Vote AGAINST IF the proposal would result in establishing a complete Lock-In on all of the charter and bylaw provisions.
Amend Supermajority Lock-In (1446)

1446-1	Always vote FOR a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1446-2	Always vote AGAINST a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.	X

B-16

1446-3	Vote AGAINST IF the changes would increase the vote requirement above XX% of the outstanding shares.
1446-4	Vote AGAINST IF the changes would result in a complete Lock-In on all of the charter and bylaw provisions.
Eliminate Supermajority Lock-In (1447)

1447-1	Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.	X
1447-2	Always vote AGAINST a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

Consider Non-Financial Effects of Merger (1450)	Case by Case

1450-1	Always vote FOR a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.
1450-2	Always vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.
Adopt Fair Price Provision (1460)

1460-1	Always vote FOR a management proposal that establishes a fair price provision.	X
1460-2	Always vote AGAINST a management proposal that establishes a fair price provision.
Amend Fair Price Provision (1461)

1461-1	Always vote FOR a management proposal to amend a fair price provision.	X
1461-2	Always vote AGAINST a management proposal to amend a fair price provision.
Repeal Fair Price Provision (1462)

1462-1	Always vote FOR a management proposal to repeal a fair price provision.
1462-2	Always vote AGAINST a management proposal to repeal a fair price provision.	X
Adopt Anti-Greenmail Provision (1470)

1470-1	Always vote FOR a management proposal to limit the payment of greenmail.	X
1470-2	Always vote AGAINST a management proposal to limit the payment of greenmail.
Adopt Advance Notice Requirement (1480)

1480-1	Always vote FOR a management proposal to adopt advance notice requirements.	X
1480-2	Always vote AGAINST a management proposal to adopt advance notice requirements.
1480-3	Vote AGAINST IF the provision requires advance notice for director nominations.
1480-4	Vote AGAINST IF the provision requires advance notice of more than XX days.

B-17

Opt Out of State Takeover Law (1490)

1490-1	Always vote FOR a management proposal seeking to opt out of a state takeover statutory provision.	X
1490-2	Always vote AGAINST a management proposal seeking to opt out of a state takeover statutory provision.
Opt Into State Takeover Law (1491)

1491-1	Always vote FOR a management proposal seeking to opt into a state takeover statutory provision.
1491-2	Always vote AGAINST a management proposal seeking to opt into a state takeover statutory provision.	X
Adopt Stock Incentive Plan (1500)

1500-1	Always vote FOR a management proposal to adopt a stock incentive plan for employees.	X
1500-2	Always vote AGAINST a management proposal to adopt a stock incentive plan for employees.
1500-3	Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than XX%.
1500-4	Vote AGAINST IF potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than XX%.
1500-5	Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1500-6	Vote AGAINST IF the compensation committee is not fully independent.
1500-7	Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.
1500-8	Vote AGAINST IF the plan allows non-qualified options to be priced at less than XX% of the fair market value on the grant date.
1500-9	Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) — that is, it adds a specified number or percentage of outstanding shares for awards each year.
1500-10	Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as award other than options.
1500-11	Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than XX years.
1500-12	Vote AGAINST IF the company’s equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1500-13	Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1500-14	Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.
1500-15	Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1500-16	Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.
1500-17	Vote AGAINST IF the company authorized the repricing or replacement of underwater options without shareholder approval within the past three years.
1500-18	Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of total options granted in that year.

B-18

1500-19	Vote AGAINST IF the company’s three-year average annual grant rate exceeds the 75th percentile of its peer group.
1500-20	Vote AGAINST IF the company does not expense stock options.
1500-21	Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in the past fiscal year, or does not express an intention to do so.
1500-22	Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.

Amend Stock Incentive Plan (1501)	Case by Case

1501-1	Always vote FOR a management proposal to amend a stock incentive plan for employees.
1501-2	Always vote AGAINST a management proposal to amend a stock incentive plan for employees.
1501-3	Vote AGAINST IF the amendment allows options to be priced at less than XX% fair market value on the grant date.
1501-4	Vote AGAINST IF the amendment allows the plan administrator to reprice or replace underwater options.
1501-5	Vote AGAINST IF the amendment extends post-retirement exercise period of outstanding options.
1501-6	Vote AGAINST IF the amendment enhances existing change-in-control features or adds change-in-control provisions to the plan.
1501-7	Vote AGAINST IF the amendment adds time-lapsing restricted stock awards that fully vest in less than XX years.
1501-8	Vote AGAINST IF the amendment increases the per employee limit for awards.
1501-9	Vote AGAINST IF the amendment allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1501-10	Vote AGAINST IF potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than XX%.
Add Shares to Stock Incentive Plan (1502)

1502-1	Always vote FOR a management proposal to add shares to a stock incentive plan for employees.	X
1502-2	Always vote AGAINST a management proposal to add shares to a stock incentive plan for employees.
1502-3	Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than XX%.
1502-4	Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than XX%.
1502-5	Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1502-6	Vote AGAINST IF the compensation committee is not fully independent.
1502-7	Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.
1502-8	Vote AGAINST IF the plan allows non-qualified options to be priced at less than XX% of the fair market value on the grant date.
1502-9	Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) — that is, it adds a specified number or percentage of outstanding shares for award each year.

B-19

1502-10	Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1502-11	Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than XX years.
1502-12	Vote AGAINST IF the company’s equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1502-13	Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1502-14	Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.
1502-15	Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1502-16	Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.
1502-17	Vote AGAINST IF the company authorized the repricing or replacement of underwater options without shareholder approval within the past three years.
1502-18	Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of total options granted in that year.
1502-19	Vote AGAINST IF the company’s three-year average annual grant rate exceeds the 75th percentile of its peer group.
1502-20	Vote AGAINST IF the company does not expense stock options.
1502-21	Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in the past fiscal year, or does not express an intention to do so.
1502-22	Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
Limit Per-Employee Awards (1503)

1503-1	Always vote FOR a management proposal to limit per-employee annual option awards.	X
1503-2	Always vote AGAINST a management proposal to limit per-employee annual option awards.
1503-3	Vote AGAINST IF the per-employee limit is more than XX shares per year.
1503-4	Vote AGAINST IF the aggregate per-employee limit is more than XX shares over the life of the plan.
Extend Term of Stock Incentive Plan (1505)

1505-1	Always vote FOR a management proposal to extend the term of a stock incentive plan for employees.	X
1505-2	Always vote AGAINST a management proposal to extend the term of a stock incentive plan for employees.
1505-3	Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1505-4	Vote AGAINST IF the potential dilution from all company plans, as calculated by IRRC, is more than XX%.
1505-5	Vote AGAINST IF the compensation committee is not fully independent.
1505-6	Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.

B-20

1505-7	Vote AGAINST IF the plan allows non-qualified options to be priced at less than XX% of the fair market value on the grant date.
1505-8	Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1505-9	Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than XX years.
1505-10	Vote AGAINST IF the company’s equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1505-11	Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1505-12	Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.
1505-13	Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1505-14	Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.
1505-15	Vote AGAINST IF the company authorized the repricing or replacement of underwater options without shareholder approval within the past three years.
1505-16	Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of the options granted in the past fiscal year.
1505-17	Vote AGAINST IF the company’s three-year average annual grant rate exceeds the 75th percentile of its peer group.
1505-18	Vote AGAINST IF the company does not expense stock options.
1505-19	Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in the past fiscal year, or does not express an intention to do so.
1505-20	Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.

Adopt Director Stock Incentive Plan (1510)	Case by Case

1510-1	Always vote FOR a management proposal to adopt a stock incentive plan for non-employee directors.
1510-2	Always vote AGAINST a management proposal to adopt a stock incentive plan for non-employee directors.
1510-3	Vote AGAINST IF the plan allows non-qualified options to be priced at less than XX% of the fair market value on grant date.
1510-4	Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than XX%.
1510-5	Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than XX%.
1510-6	Vote AGAINST IF the proposed plan is an omnibus plan that authorizes 5 or more types of awards or gives the compensation committee discretion to issue a wide range of stock-based awards.
1510-7	Vote AGAINST IF the proposed plan allows for non-formula, discretionary awards.
1510-8	Vote AGAINST IF the plan includes an incentive to receive shares instead of cash.
1510-9	Vote AGAINST IF the company’s equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1510-10	Vote AGAINST IF the company does not expense stock options.

B-21

1510-11	Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
1510-12	Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than XX years.
1510-13	Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.

Amend Director Stock Incentive Plan (1511)	Case by Case

1511-1	Always vote FOR a management proposal to amend a stock incentive plan for non-employee directors.
1511-2	Always vote AGAINST a management proposal to amend a stock incentive plan for non-employee directors.
1511-3	Vote AGAINST IF the amendment increases the size of the option awards.
1511-4	Vote AGAINST IF the amendment would make the plan an omnibus plan that authorizes 5 or more types of awards or gives the compensation committee discretion to issue a wide range of stock-based awards.
1511-5	Vote AGAINST IF the amendment would permit the granting of non-formula, discretionary awards.
1511-6	Vote AGAINST IF the amendment would provide an incentive to receive shares instead of cash.
1511-7	Vote AGAINST IF the amendment adds time-lapsing restricted stock awards that fully vest in less than XX years.
1511-8	Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by IRRC, is more than XX%.

Add Shares to Director Stock Incentive Plan (1512)	Case by Case

1512-1	Always vote FOR a management proposal to add shares to a stock incentive plan for non-employee directors.
1512-2	Always vote AGAINST a management proposal to add shares to a stock incentive plan for non-employee directors.
1512-3	Vote AGAINST IF the plan allows non-qualified options to be priced at less than XX% of fair market value on the grant date.
1512-4	Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than XX%.
1512-5	Vote AGAINST IF the potential dilution of all plans, including this proposal, as calculated by IRRC, is more than XX%.
1512-6	Vote AGAINST IF the proposed plan is an omnibus plan that authorizes 5 or more types of awards or gives the compensation committee discretion to issue a wide range of stock-based awards.
1512-7	Vote AGAINST IF the proposed plan allows for non-formula, discretionary awards.
1512-8	Vote AGAINST IF the proposed plan includes an incentive to receive shares instead of cash.
1512-9	Vote AGAINST IF the company’s equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1512-10	Vote AGAINST IF the company does not expense stock options
1512-11	Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
1512-12	Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than XX years.

B-22

1512-13	Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.
Adopt Employee Stock Purchase Plan (1520)

1520-1	Always vote FOR a management proposal to adopt an employee stock purchase plan.	X
1520-2	Always vote AGAINST a management proposal to adopt an employee stock purchase plan.
1520-3	Vote AGAINST IF the proposed plan allows employees to purchase stock at less than XX% of the stock’s fair market value.
1520-4	Vote AGAINST IF the equity dilution represented by the proposed plan, as calculated by IRRC, is more than XX%.
1520-5	Vote AGAINST IF the potential dilution of all plans, including this proposal, as calculated by IRRC, is more than XX%.
Amend Employee Stock Purchase Plan (1521)

1521-1	Always vote FOR a management proposal to amend an employee stock purchase plan.	X
1521-2	Always vote AGAINST a management proposal to amend an employee stock purchase plan.
1521-3	Vote AGAINST IF the proposal allows employees to purchase stock at prices of less than XX% of the stock’s fair market value.
Add Shares to Employee Stock Purchase Plan (1522)

1522-1	Always vote FOR a management proposal to add shares to an employee stock purchase plan.	X
1522-2	Always vote AGAINST a management proposal to add shares to an employee stock purchase plan.
1522-3	Vote AGAINST IF the proposed plan allows employees to purchase stock at less than XX% of the stock’s fair market value.
1522-4	Vote AGAINST IF the equity dilution represented by this proposal is more than XX% of the outstanding common equity.
1522-5	Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC, is more than XX%.

Adopt Stock Award Plan (1530)	Case by Case

1530-1	Always vote FOR a management proposal to adopt a stock award plan.
1530-2	Always vote AGAINST a management proposal to adopt a stock award plan.
1530-3	Vote AGAINST IF the plan allows for time-lapsing restricted stock awards that fully vest in less than XX years.
1530-4	Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than XX%.
1530-5	Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC (overhang), is more than XX%.
1530-6	Vote AGAINST IF the equity overhang, including this proposal, exceeds the 75th percentile of the company’s peer group.

B-23

Amend Stock Award Plan (1531)	Case by Case

1531-1	Always vote FOR a management proposal to amend a stock award plan.
1531-2	Always vote AGAINST a management proposal to amend a stock award plan.
1531-3	Vote AGAINST IF the amendment shortens the vesting requirement or lessens the performance requirements.
1531-4	Vote AGAINST IF the amendment increases the per-employee limit for awards.
1531-5	Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC (overhang), is more than XX%.

Add Shares to Stock Award Plan (1532)	Case by Case

1532-1	Always vote FOR a management proposal to add shares to a stock award plan.
1532-2	Always vote AGAINST a management proposal to add shares to a stock award plan.
1532-3	Vote AGAINST IF the plan allows for time-lapsing restricted stock awards that fully vest in less than XX years.
1532-4	Vote AGAINST IF the equity dilution represented by this proposal, as calculated by IRRC, is more than 5%.
1532-5	Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC (overhang), is more than XX%.
1532-6	Vote AGAINST IF the equity overhang, including this proposal, exceeds the 75th percentile of its peer group.

Adopt Director Stock Award Plan (1540)	Case by Case

1540-1	Always vote FOR a management proposal to adopt a stock award plan for non-employee directors.
1540-2	Always vote AGAINST a management proposal to adopt a stock award plan for non-employee directors.
1540-3	Vote AGAINST IF the plan allows for time-lapsing restricted stock that fully vest in less than XX years.
1540-4	Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than XX%.
1540-5	Vote AGAINST IF the potential dilution from all plans (including this proposal), as calculated by IRRC, is more than XX%.
1540-6	Vote AGAINST IF the proposed plan would permit the granting of non-formula, discretionary awards.
1540-7	Vote AGAINST IF the plan would provide an incentive to receive shares instead of cash.

Amend Director Stock Award Plan (1541)	Case by Case

1541-1	Always vote FOR a management proposal to amend a stock award plan for non-employee directors.
1541-2	Always vote AGAINST a management proposal to amend a stock award plan for non-employee directors.
1541-3	Vote AGAINST IF the amendment increases the award size.
1541-4	Vote AGAINST IF the amendment adds time-lapsing restricted stock that vest in less than XX years.

B-24

1541-5	Vote AGAINST IF the amendment would permit the granting of non-formula, discretionary awards.
1541-6	Vote AGAINST IF the proposed amendment would include an incentive to receive shares instead of cash.
1541-7	Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC (overhang), is more than XX%.

Add Shares to Director Stock Award Plan (1542)	Case by Case

1542-1	Always vote FOR a management proposal to add shares to a stock award plan for non-employee directors.
1542-2	Always vote AGAINST a management proposal to add shares to a stock award plan for non-employee directors.
1542-3	Vote AGAINST IF the plan allows for time-lapsing restricted stock that fully vest in less than XX years.
1542-4	Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than XX%.
1542-5	Vote AGAINST IF the potential dilution from all plans (including this proposal), as calculated by IRRC, is more than XX%.
1542-6	Vote AGAINST IF the proposed plan would permit the granting of non-formula, discretionary awards.
1542-7	Vote AGAINST IF the proposed plan includes an incentive to receive shares instead of cash.
Approve Annual Bonus Plan (1560)

1560-1	Always vote FOR a management proposal to approve an annual bonus plan.	X
1560-2	Always vote AGAINST a management proposal to approve an annual bonus plan.
1560-3	Vote AGAINST IF the maximum per-employee payout is not disclosed.
1560-4	Vote AGAINST IF the maximum per-employee bonus payable is more than XX% of the participant’s base salary.
1560-5	Vote AGAINST IF the maximum per-employee bonus payable is more than $XX.
1560-6	Vote AGAINST IF the performance criteria is not disclosed.
Approve Savings Plan (1561)

1561-1	Always vote FOR a management proposal to adopt a savings plan.	X
1561-2	Always vote AGAINST a management proposal to adopt a savings plan.

Approve Option/Stock Awards (1562)	Case by Case

1562-1	Always vote FOR a management proposal to grant a one-time option or stock award.
1562-2	Always vote AGAINST a management proposal to grant a one-time option or stock award.
1562-3	Vote AGAINST IF the option/stock award is priced less than XX% of the fair market value on the grant date.
1562-4	Vote AGAINST IF the dilution represented by the option/stock award, as calculated by IRRC, is more than XX%.

B-25

1562-5	Vote AGAINST IF the award is time-lapsing stocks that fully vest in less than XX years.
1562-6	Vote AGAINST IF the option/stock award is unrestricted shares.
1562-7	Vote AGAINST IF potential dilution from all company plans including this proposal, as calculated by IRRC, is more than XX% of the total outstanding common equity.
1562-8	Vote AGAINST IF the company’s equity dilution (overhang), including this proposal, as calculated by IRRC, exceeds the 75th percentile of its peer group.
1562-9	Vote AGAINST IF the company’s three-year average annual grant rate exceeds the 75th percentile of its peer group.
1562-10	Vote AGAINST IF the option is not premium-priced or indexed, or does not vest based on future performance.
Adopt Deferred Compensation Plan (1563)

1563-1	Always vote FOR a management proposal to adopt a deferred compensation plan.	X
1563-2	Vote AGAINST a management proposal to adopt a deferred compensation plan for non-employee directors.
1563-3	Vote AGAINST a management proposal to adopt a deferred compensation plan for executives.
1563-4	Vote AGAINST IF the dilution is more than XX% of the outstanding common equity.
Approve Long-Term Bonus Plan (1564)

1564-1	Always vote FOR a management proposal to approve a long-term bonus plan.	X
1564-2	Always vote AGAINST a management proposal to approve a long-term bonus plan.
1564-3	Vote AGAINST IF the maximum per-employee payout is not disclosed.
1564-4	Vote AGAINST IF the maximum per-employee bonus payable over the performance period is more than XX% of the participant’s base salary.
1564-5	Vote AGAINST IF the maximum per-employee bonus payable over the performance period is more than $XX.
1564-6	Vote AGAINST IF the proposal creates dilution of more than XX% of the outstanding common equity.
1564-7	Vote AGAINST IF the performance criteria is not disclosed.
Approve Employment Agreements (1565)

1565-1	Always vote FOR a management proposal to approve an employment agreement or contract.	X
1565-2	Always vote AGAINST a management proposal to approve an employment agreement or contract.
Amend Deferred Compensation Plan (1566)

1566-1	Always vote FOR a management proposal to amend a deferred compensation plan.	X
1566-2	Always vote AGAINST a management proposal to amend a deferred compensation plan.

B-26

Exchange Underwater Options (1570) Case by Case

1570-1	Always vote FOR a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price).
1570-2	Always vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price).
1570-3	Vote AGAINST IF directors or any of the 5 highest paid executives are eligible to participate in the repricing exchange program.
1570-4	Vote AGAINST IF the exchange ratio is not linked to the economic value of the underwater options.
1570-5	Vote AGAINST IF the company exchanged underwater options within the last three years.
Amend Annual Bonus Plan (1581)

1581-1	Always vote FOR a management proposal to amend an annual bonus plan.	X
1581-2	Always vote AGAINST a management proposal to amend an annual bonus plan.
1581-3	Vote AGAINST IF the amendment increases the maximum annual per-employee bonus.
Reapprove Option/Bonus Plan for OBRA (1582)

1582-1	Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of OBRA.	X
1582-2	Always vote AGAINST a management proposal to reapprove a stock option plan or bonus plan for purposes of OBRA.
1582-3	Vote AGAINST IF the maximum per-employee payout is not disclosed.
1582-4	Vote AGAINST IF the performance criteria is not disclosed.
1582-5	Vote AGAINST IF the company repriced or replaced options in the past fiscal year.
Amend Long-Term Bonus Plan (1586)

1586-1	Always vote FOR a management proposal to amend a long-term bonus plan.	X
1586-2	Always vote AGAINST a management proposal to amend a long-term bonus plan.
1586-3	Vote AGAINST IF the plan increases the per-employee maximum bonus.
Approve Executive Officer Compensation (1590)

1590-1	Always vote FOR a management proposal to approve, on a non-binding advisory basis, compensation of named executive officers.	X
1590-2	Always vote AGAINST a management proposal to approve, on a non-binding advisory basis, compensation of named executive officers.

B-27

Approve Frequency of Advisory Votes on Executive Officer Compensation (1591)	Case by Case

1591-1	Always vote FOR a management recommendation to approve, on a non-binding advisory basis, the frequency with which to hold future advisory votes on the compensation of names executive officers
1591-2	Always vote AGAINST a management recommendation to approve, on a non-binding advisory basis, the frequency with which to hold future advisory votes on the compensation of names executive officers
SHAREHOLDER PROPOSALS
The Adviser will always vote shareholder proposals on a case-by-case basis.

B-28

WHV
INTERNATIONAL EQUITY FUND

Class A Shares (WHVAX)
Class I Shares (WHVIX)

WHV
EMERGING MARKETS EQUITY FUND

Class A Shares (WHEAX)
Class I Shares (WHEIX)

of
FUNDVANTAGE TRUST

PROSPECTUS

September 1, 2011

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

WHV INTERNATIONAL EQUITY FUND

Investment Objective

The WHV International Equity Fund (the “International Equity Fund” or the “Fund”) seeks to achieve long-term capital appreciation.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 19 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses[2]	1.57%	1.32%
Fee Waiver and/or Expense Reimbursement[2]	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.50%	1.25%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Wentworth, Hauser and Violich, Inc. (“WHV” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund’s Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,029	$1,368	$2,324
Class I	$6,367	$26,596	$41,701	$84,603

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.20% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The portfolio manager uses a top-down approach to identify sectors and industries that the portfolio manager deems favorable for investment, rather than focusing on the particular country of origin of an issuer. After selecting sectors where the portfolio manager believes demand will exceed supply over time, the portfolio manager focuses on individual industries, countries and securities. The Fund may focus its investments in specific sectors or industries and may not have exposure to all economic sectors. Securities are selected based on their potential for long-term earnings growth. The portfolio manager typically constructs a portfolio of securities it believes exhibits strong earnings and growth momentum and has exceeded the expectations of securities analysts. The Fund normally invests its assets in equity securities of larger non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

The portfolio manager may sell a portfolio security if it believes the fundamentals of the sector, industry, region, country or issuer are deteriorating; deems that the security has become overvalued; develops concerns about the accounting practices or management of the issuer; or determines that better investment opportunities are available.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

2

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia, Far East). Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2011: 2.16%

Best Quarter	Worst Quarter

33.72%	-14.80%
(June 30, 2009)	(June 30, 2010)

WHV International Equity Fund — Class I Shares

		Since Inception
Average Annual Total Returns as of December 31, 2010	1 Year	(December 19, 2008)

Class I Shares Return Before Taxes	16.35%	43.67%
Class I Shares Return After Taxes on Distributions[1]	16.28%	43.63%
Class I Shares Return After Taxes on Distributions and Sale of Shares[1]	10.62%	38.00%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	8.21%	19.99%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.

3

Management of the Fund

Investment Adviser
Wentworth, Hauser and Violich, Inc.

Sub-Adviser
Hirayama Investments, LLC

Portfolio Manager
Richard K. Hirayama, Managing Member of Hirayama Investments, LLC, and Senior Vice President of WHV, has been managing the portfolio of the Fund since its inception in 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Account Type	Minimum	Class A	Class I
Regular Accounts	Initial Investment	$5,000	$500,000
	Additional Investments	$100	No Minimum

Individual Retirement Accounts	Initial Investment	$2,000	Not Available
	Additional Investments	$100	Not Available

Automatic Investment Plan	Initial Investment	$2,500	Not Available
	Additional Investments	$500	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail: WHV International Equity Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: WHV International Equity Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 948-4685

Purchase by wire:

Please contact Fund shareholder services (“Shareholder Services”) at (888) 948-4685 for current wire instructions.

Redemption by telephone:

Call (888) 948-4685.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

WHV EMERGING MARKETS EQUITY FUND

Investment Objective

The WHV Emerging Markets Equity Fund (the “Emerging Markets Fund” or the “Fund”) seeks to achieve long-term capital appreciation.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 19 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	112.14%	103.44%
Total Annual Fund Operating Expenses[2]	113.39%	104.44%
Fee Waiver and/or Expense Reimbursement[2]	(111.64)%	(102.94)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.75%	1.50%

[1]	A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2013, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund’s Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Class A	$743	$6,134
Class I	$7,631	$296,793

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s

5

performance. For the fiscal period December 31, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 19.25% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund primarily invests in equity securities of companies domiciled in emerging markets that the Adviser believes are attractively valued. The Fund primarily invests in common stock, securities convertible into common stock and depository receipts. The Fund may invest directly in foreign securities or indirectly through shares of Global Depository Receipts (“GDRs”) and American Depository Receipts (“ADRs”).

The Adviser uses a Growth-at-a-Reasonable Price (“GARP”) oriented investment process to select securities that it believes exhibit growth and are attractively valued. The Adviser begins with a top-down approach to identify countries that it deems favorable for investment. The Adviser assesses the attractiveness of a country by analyzing: the country’s economic fundamentals and business environment, the quality of earnings of the companies operating within the country and the valuation characteristics of the country’s markets. After selecting the countries the Adviser deems favorable for investment, the Adviser performs fundamental analysis to identify companies it believes have strong fundamentals, compelling valuation and identifiable catalysts for growth. The Adviser analyzes individual stock attributes using fundamental research and disciplined valuation techniques. The Fund may focus its investments in one or more economic sectors. The Fund generally holds 30 to 50 securities.

The Adviser may sell a portfolio security if it believes that the security has become overvalued; the fundamentals of the company or industry indicate signs of deterioration; the catalysts for purchase are no longer valid; there are concerns regarding the accounting practices or management of the issuer; or better investment opportunities are available.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•	Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.

6

Management of the Fund

Investment Adviser
Wentworth, Hauser and Violich, Inc.

Portfolio Managers
Reiner M. Triltsch, CFA, Chief Investment Officer, Executive Vice President, Managing Director, Portfolio Manager, has been managing the Fund since its inception in 2010.

Eswar C. Menon, Vice President, Portfolio Manager and Security Analyst, has been managing the Fund since its inception in 2010.

Adam J. Kuhlmann, Portfolio Manager Assistant and Research Associate, has been managing the Fund since its inception in 2010.

Derrick D. Tzau, Portfolio Manager Assistant and Research Associate, has been managing the Fund since its inception in 2010.

Purchase and Sale of Fund SHARES

Minimum Investment Requirements

Account Type	Minimum	Class A	Class I
Regular Accounts	Initial Investment	$5,000	$500,000
	Additional Investments	$100	None

Individual Retirement Accounts	Initial Investment	$2,000	Not Available
	Additional Investments	$100	Not Available

Automatic Investment Plan	Initial Investment	$2,500	Not Available
	Additional Investments	$500	Not Available

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular Mail: WHV Emerging Markets Equity Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: WHV Emerging Markets Equity Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 948-4685

Purchase by wire:

Please contact Shareholder Services at (888) 948-4685 for current wire instructions.

Redemption by telephone:

Call (888) 948-4685.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The investment objective of each of the International Equity Fund and Emerging Markets Fund (each a “Fund” and together, the “Funds”) is to achieve long-term capital appreciation. Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

INVESTMENT STRATEGIES

Principal Investment Strategies

WHV International Equity Fund

The International Equity Fund primarily invests its assets in equity securities of larger non-U.S. companies located in countries with developed markets. The International Equity Fund also may invest in companies domiciled in emerging markets. The International Equity Fund may invest directly in foreign securities or indirectly through shares of ADRs, International Depository Receipts, GDRs and European Depository Receipts (together, “Depository Receipts”). The International Equity Fund will invest at least 80% of its total assets in a diversified portfolio of equity or equity-related securities. This policy may be changed by the Board of Trustees of the Trust without shareholder approval upon sixty (60) days’ written notice to shareholders.

The International Equity Fund classifies a company’s country of origin by where it is domiciled for tax purposes. This may mean that, in certain instances, a company in which the International Equity Fund invests may be domiciled for tax purposes in a foreign (non-U.S.) country but may nonetheless have substantial operations in or derive revenue from sales made or services provided in the U.S.

The portfolio manager uses a top-down approach to identify sectors and industries for investment that will benefit from existing supply and demand imbalances, rather than focusing on the particular country of origin of an issuer. Although the International Equity Fund may not invest 25% or more of its net assets in any single industry, the International Equity Fund may focus its investments in a selected number of sectors or industries. The investment process begins by analyzing the growth potential of ten global economic sectors, including consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services and utilities. The portfolio manager forecasts macroeconomic factors for each sector and weights each sector based on its assessment of upside potential and downside risk. Not all sectors may be represented in the final portfolio. The portfolio manager particularly focuses on identifying sectors where it believes demand will exceed supply over time. The portfolio manager then analyzes specific industries and countries, which results in a universe of approximately 1,500 foreign securities and Depository Receipts from which to select securities.

The securities selection process attempts to identify securities with potential for long-term dynamic earnings growth. Following sector/industry selection the portfolio manager applies quantitative valuation modeling and sell-side research to narrow the universe to securities with the desired earnings per share and growth estimates. The portfolio manager then applies qualitative research on the remaining securities, which includes analyzing income and balance sheet ratios and comparing the ratios to previous quarters to identify growth trends. It is anticipated that the International Equity Fund’s portfolio will consist of securities that the portfolio manager believes have the greatest potential for superior earnings growth over the long term.

The portfolio manager may sell securities in anticipation of market declines, trade securities actively or sell securities in order to make cash available for new investment opportunities, which could increase the International Equity Fund’s transaction costs (thus lowering performance) and increase your taxable distributions.

WHV Emerging Markets Equity Fund

The Emerging Markets Fund invests at least 80% of its total assets in a diversified portfolio of equity or equity-related securities of companies located in emerging markets. This policy may be changed by the Board of Trustees of the Trust without shareholder approval upon sixty (60) days’ written notice to shareholders.

The Emerging Markets Fund primarily invests in equity securities of growth-oriented companies domiciled in emerging markets that the Adviser believes are attractively valued. The Emerging Markets Fund primarily invests in common stock, securities convertible into common stock and GDRs and ADRs. Emerging markets include those countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. The Emerging Markets Fund may invest directly in foreign securities or indirectly through shares of GDRs and ADRs.

The Adviser uses a GARP oriented investment process to select securities that it believes exhibit growth and are attractively valued. The Adviser begins with a top-down approach to identify countries that it deems favorable for investment. The Adviser assesses the attractiveness of a country by analyzing: the country’s economic fundamentals and business environment; the quality of earnings of the companies operating within the country; and the valuation characteristics of the country’s markets. After selecting the countries the Adviser deems favorable for investment, the Adviser performs

8

fundamental analysis to identify companies it believes have strong fundamentals, compelling valuation and identifiable catalysts for growth. The Adviser analyzes individual stock attributes using fundamental research and disciplined valuation techniques. The Emerging Markets Fund may focus its investments in one or more economic sectors. The Fund generally holds 30 to 50 securities.

The Adviser may sell a portfolio security if it believes that the security has become overvalued; the fundamentals of the company or industry indicate signs of deterioration; the catalysts for purchase are no longer valid; there are concerns regarding the accounting practices or management of the issuer; or better investment opportunities are available.

Other Investment Strategies and Policies

Each Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings.

Each Fund may invest in shares of exchange traded funds or “ETFs” whose underlying investments are consistent with a Fund’s investment objective. ETFs are registered investment companies whose shares are publicly traded on a securities exchange and track a securities market index. As a shareholder in an investment company, a Fund would bear its pro-rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments in the securities of other investment companies. Although the 1940 Act limits investments by registered investment companies in the securities of other investment companies, registered investment companies, including the Funds, are permitted to invest in certain ETFs beyond the limits set forth in the 1940 Act, subject to certain terms and conditions including entering into an agreement with such ETF.

With respect to the Funds, the Adviser may sell securities in anticipation of market declines, trade securities actively or sell securities in order to make cash available for new investment opportunities, which could increase the Funds’ transaction costs (thus lowering performance) and increase your taxable distributions.

Any percentage limitations with respect to the investment of a Fund’s assets or quality requirement of issues or issuers in which a Fund invests are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions or atypical circumstances as determined by the portfolio manager, such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, each Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that a Fund will achieve its investment objective.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Funds also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”). Additional information about these investment strategies and practices and related risks is provided in the Funds’ SAI.

RISKS

The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•	Emerging Markets Risk: The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Emerging Markets Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain

9

emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Emerging Markets Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Emerging Markets Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Emerging Markets Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

•	Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies such Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign Security Risks: Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, the Funds are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Funds to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

•	Certain Risks of Holding Fund Assets Outside the United States. The Funds generally hold foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

•	Currency Risk. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the NAV for a Fund is determined on the basis of U.S. dollars, such Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of such Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of a Fund’s holdings in foreign securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject

10

to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

•	Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Governmental Supervision and Regulation/Accounting Standards. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets. Any of these actions could severely affect securities prices or impair a Fund’s ability to purchase or sell foreign securities or transfer such Fund’s assets or income back into the United States, or otherwise adversely affect such Fund’s operations.

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Other potential foreign market risks include difficulties in pricing securities, defaults on foreign government securities and difficulties in enforcing legal judgments in foreign courts. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

•	Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, such Fund could be liable for any losses incurred.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and a

11

Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

•	Sector Risk: Each Fund may focus its investments from time to time in one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on a Fund’s NAV and total returns and may subject such Fund to greater risk of loss. Accordingly, a Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling (888) 948-4685. The SAI may also be viewed or downloaded, free of charge, from the Funds’ website at www.whv.com.

12

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.

INVESTMENT ADVISER AND SUB-ADVISER

Wentworth, Hauser and Violich, Inc. is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California 94111-3203. WHV was founded in 1937 and, in addition to serving as investment adviser to the Funds, provides portfolio management services to individuals, public and private pension plans, corporations, Taft-Hartley funds, charitable and educational endowments, foundations and other investment companies. As of July 31, 2011, WHV had approximately $16.6 billion in total assets under management. WHV, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Funds in accordance with their investment objectives, policies and limitations.

Hirayama Investments, LLC (the “Sub-Adviser”) is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California 94111-3203. The Sub-Adviser provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the International Equity Fund.

For its services as investment adviser to the Funds, each Fund pays WHV an investment advisory fee of 1.00% of such Fund’s average daily net assets. For its services as sub-adviser to the International Equity Fund, WHV pays the Sub-Adviser a sub-advisory fee of up to 70% of the investment advisory fee. For the fiscal period ended April 30, 2011, the Emerging Markets Fund paid no investment advisory fees in light of a contractual expense limitation in place for the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement between the Trust, on behalf of the International Equity Fund, and WHV and the sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the International Equity Fund, is provided in the Fund’s semi-annual report to shareholders for the fiscal period ended October 31, 2010. A discussion for the basis of the Board of Trustees’ approval of the investment advisory agreement between the Trust, on behalf of the Emerging Markets Fund, and WHV is provided in the Fund’s annual report to shareholders for the fiscal period ended April 30, 2011.

PORTFOLIO MANAGERS

Richard K. Hirayama, Managing Member of Hirayama Investments, LLC, Senior Vice President of WHV, is responsible for the day-to-day management of the International Equity Fund. Mr. Hirayama developed the WHV International Equity strategy at WHV and has been the strategy’s lead portfolio manager since 1995. Before joining WHV in 1990, Mr. Hirayama held security analyst and portfolio manager positions at Associated Capital Investors from 1988-1990 and Bank of America Investment Management Company from 1983-1988. He received his BA and MBA degrees from the University of California, Berkeley. In June 2008, Mr. Hirayama and WHV created Hirayama Investments, LLC to act as the exclusive sub-adviser to the strategy. He also serves as one of four portfolio managers for the WHV Small Cap Equity strategy.

Reiner M. Triltsch, CFA, Chief Investment Officer, Executive Vice President, Managing Director, Portfolio Manager, leads the portfolio management team responsible for the day-to-day management of the Emerging Markets Fund. Mr. Triltsch began his investment career in 1980. In 1990, he co-founded and became a Managing Director, Senior Portfolio Manager for Gulfstream Global Investors, Ltd, an investment management firm specializing in international equity management for institutional clients. Gulfstream was acquired by WestLB and became part of its WestAM subsidiary in 2001. There, Mr. Triltsch continued to manage the investment function as Chief Investment Officer and Senior Portfolio Manager for global portfolios until 2004. From 2004 to 2007, Mr. Triltsch served as Managing Director, Head of International Investments for US Trust. Mr. Triltsch subsequently assumed the position of Head of International Equities, Senior Portfolio Manager for Federated Global Investment Management Corp. before joining WHV in 2009.

Eswar C. Menon, Vice President, Portfolio Manager and Security Analyst, is a member of the investment management team responsible for the day-to-day management of the Emerging Markets Fund. In 1995, Mr. Menon joined Nicholas-Applegate Capital Management as an analyst working in the International Equity area of the firm. In 1996, he became a portfolio manager and was the co-lead portfolio manager of the Emerging Countries Fund. In 1999, he joined Loomis Sayles & Co., L.P. as portfolio manager of International Equity. In 2005, he started Denahi Global Investments, LLC, an investment adviser that managed a long-short hedge fund. Mr. Menon joined WHV in 2010.

Adam J. Kuhlmann, Portfolio Manager Assistant and Research Associate, is a member of the investment management team responsible for the day-to-day management of the Emerging Markets Fund. Mr. Kuhlmann began his career in the investment industry in 2004, working as an intern with UBS Financial Services Inc. In 2005, he interned with WHV assisting

13

with research on the equity and fixed income markets. While at the University of Minnesota Duluth, he gained portfolio management experience where he served as one of several students managing a University-sponsored hedge fund. He joined WHV in 2006 as an Equity Trader and was promoted to Portfolio Manager Assistant and Research Associate in 2008.

Derrick D. Tzau, Portfolio Manager Assistant and Research Associate, is a member of the investment management team responsible for the day-to-day management of the Emerging Markets Fund. Mr. Tzau entered the investment industry in 2008 as a Research Intern at UBS Financial Services Inc. During the same year, he worked for Group Health Credit Union as a Financial Analyst. Mr. Tzau joined WHV in 2009.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Funds.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

WHV International Equity Fund

Shown on the opposite page is performance information for the WHV International Equity Composite (the “Composite”). The Composite includes all non-wrap accounts invested in the WHV International Equity Strategy, a portfolio of primarily international equity growth stocks that is expected to generate long-term capital appreciation. These accounts are managed with the same investment objective as the International Equity Fund, and are subject to substantially similar investment policies and techniques as those used by the International Equity Fund. The results presented are not intended to predict or suggest the return to be experienced by the International Equity Fund or the return that an individual investor might achieve by investing in the International Equity Fund.

The WHV International Equity Strategy was developed by Mr. Hirayama in 1995 when he was employed by WHV. Mr. Hirayama has implemented the strategy as an employee of WHV and, since August 2008, managed the Composite accounts pursuant to a sub-advisory agreement, effective January 1, 2009, with the Sub-Adviser, an affiliate of WHV, with whom Mr. Hirayama is now employed. The sub-advisory arrangements between WHV and the Sub-Adviser provide for the Sub-Adviser to provide its services exclusively to WHV.

The Composite for which results are reported is “gross” and “net” of fees (after deduction of the management fee from the Composite’s gross of fee monthly return). The net of performance fee is calculated using the highest annual fee that WHV charges to accounts included in the Composite, divided by 12. However, WHV uses a tiered fee schedule where the annual management fee decreases as the value of assets under management in a particular account increases. Because the net of fee calculation does not reflect WHV’s tiered fee schedule, the net of fee results may not reflect actual results for accounts in the Composite.

The Composite is not subject to the same type of expenses to which the International Equity Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Equity Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the Composite could have been adversely affected if the separate accounts had been regulated as an investment company.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

14

Historical Performance Composite

	Total		MSCI-			Total Assets
For Periods	Return (%)	Total	EAFE	Composite		at End of	Total Firm
Ending	Gross	Return (%)	Returns	Dispersion	Number of	Period	Assets
December 31st	of Fees	Net of Fees	(%)	(%)	Portfolios	($ millions)	($ millions)

6/30/2011*	-3.68%	-3.93%	1.56%	n/m	426	4,794.5	16,880

3/31/2011*	6.88%	6.62%	3.36%	n/m	405	4,815.9	16,759

2010	18.62%	17.46%	7.75%	1.82	404	4,335.0	15,213

2009	62.10%	60.55%	31.78%	5.19%	415	3,371.7	12,646

2008	-49.17%	-49.71%	-43.38%	2.43%	456	2,252.5	8,376

2007	44.35%	42.95%	11.17%	3.82%	414	4,040.1	14,400

2006	23.73%	22.51%	26.34%	4.41%	310	2,000.4	9,013

2005	40.92%	39.56%	13.54%	4.77%	148	830.5	6,630

2004	30.20%	28.93%	20.25%	3.19%	54	292.9	5,700

2003	29.26%	28.00%	38.59%	6.59%	40	177.6	5,424

2002	-8.44%	-9.27%	-15.94%	4.77%	33	104.2	3,734

2001	-17.06%	-17.74%	-21.44%	2.76%	21	72.8	4,442

*	Non-annualized performance for the quarters ended March 31, 2011 and June 30, 2011.

Wentworth, Hauser and Violich (WHV) claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. WHV has been independently verified for the periods from October 1, 1994 through December 31, 2010.

Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The International Equity composite has been examined for the periods from January 1, 1995 through December 31, 2010. The verification and performance examination reports are available upon request.

15

Definition of the Firm

WHV is an investment adviser, registered under the Investment Advisers Act of 1940. WHV manages a variety of equity, fixed income, and balanced portfolios working from offices in San Francisco and Seattle. WHV is “the firm” for purposes of determining the Total Firm Assets under management and firm-wide compliance.

Policies

WHV’s policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

Composite Description

The composite was created on October 31, 2004. The composite includes all non-wrap accounts, excluding mutual funds, invested in the firm’s International Equity strategy, a portfolio of international equity growth stocks that is expected to generate long-term capital appreciation. A list of composite descriptions is available upon request.

Since August 2008, WHV has used the services of its affiliated sub-adviser Hirayama Investments, LLC in the management of this strategy.

Minimum Account Size

The minimum asset level for inclusion in the composite is $100,000. Prior to January 1, 2010, the minimum asset level for inclusion in the composite was $50,000.

Benchmark

The benchmark for the International Equity composite is the MSCI-EAFE (Net) Index, which measures the equity performance of developed markets in Europe, Australia and the Far East. Previously, the benchmark presented was the MSCI-EAFE (Gross) Index. In June 2011, the benchmark was changed for all periods since the composite’s inception to better reflect how composite returns are calculated. The returns of the benchmark are provided to represent the investment environment existing during the time period shown and are not covered by the report of the independent verifiers. For comparison purposes, the index includes the reinvestment of income and other earnings but does not include any trading expenses, management fees or other costs.

A significant percentage of the equity assets in the composite is invested in countries or regions not included in the benchmark (46.64% at 6/30/11).

Composite Dispersion

The dispersion of returns is measured by the standard deviation across returns of portfolios represented within the composite for the full period. Standard deviation is calculated on asset-weighted portfolio returns. Dispersion is not presented for quarterly periods or for years where the composite consists of five or fewer accounts as it is not considered statistically meaningful.

Returns and Fees

Returns reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Gross returns do not reflect the deduction of investment advisory fees or any other expenses that may be incurred in the management of the account. Net returns are net of model investment advisory fees in effect for the respective time period and are derived using the maximum fixed fee rate. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. Further, the impact of management fees over time may be different from the actual management fees used in the calculation during periods of significant volatility. WHV’s investment advisory fees are described in Form ADV Part II. Valuations and returns are computed and stated in U.S. dollars. Past performance is not a guarantee future results.

The management fee schedule is as follows:

Incremental Annual Fee Rate as a Percentage of Market Value

First $10 million @ 1.00% Next $15 million @ 0.80% Next $25 million @ 0.75% Next $50 million @ 0.60% All over $100 million @ 0.50%

WHV Emerging Markets Equity Fund

Shown on the opposite page is performance information for the WHV Emerging Markets Equity Composite (the “EME Composite”). The EME Composite includes all non-wrap accounts that are invested in the WHV Emerging Markets Equity Strategy, a portfolio of international companies that are in the process of rapid growth and industrialization. These accounts are managed with the same investment objective as the Emerging Markets Fund, and are subject to substantially similar investment policies and techniques as those used by the Emerging Markets Fund. The results presented are not intended to predict or suggest the return to be experienced by the Emerging Markets Fund or the return that an individual investor might achieve by investing in the Emerging Markets Fund.

The EME Composite for which results are reported is “gross” and “net” of fees (after deduction of the management fee from the EME Composite’s gross of fee monthly return). Total return “net” of fees is calculated by deducting the largest investment management fee within the EME Composite from the gross of fee return. The monthly management fee used in the calculations is WHV’s highest annual fee divided by 12. This fee is subtracted from the gross monthly EME Composite return to calculate “net” of fee return information. The accounts are valued at least monthly and are geometrically linked. Due to the firm’s tiered schedules, net of fee results may not reflect actual results for accounts in the EME Composite. Further, net of fee results may be overstated or understated during periods

16

of significant volatility due to the compounding effect of the geometrically linked returns.

The EME Composite is not subject to the same type of expenses to which the Emerging Markets Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Emerging Markets Fund by the 1940 Act or the Code. Consequently, the performance results for the EME Composite could have been adversely affected if the separate accounts had been regulated as an investment company. In addition, to the extent that operating expenses incurred by the separate accounts are lower than the expected operating expenses of the Emerging Markets Fund, the Emerging Markets Fund’s performance results would be lower than the performance results of the EME Composite.

Past performance is not indicative of future results. The actual return and value of an account will fluctuate and at any point in time could be worth more or less than the amount initially invested.

Historical Performance Composite

			MSCI
	Total		Emerging		Number of	Total Assets
	Return (%)	Total	Markets Index	Composite	Portfolios	at End of	Total Firm
	Gross of	Return (%)	Returns	Dispersion	at End	Period	Assets
For Periods	Fees	Net of Fees	(%)*	(%)	of Period	($ millions)	($ millions)

6/30/2011*	-0.09%	-0.34%	-1.15%	n/m	2	11.1	16,880

3/31/2011*	-0.06%	-0.31%	2.05%	n/m	2	11.2	16,759

2010	19.74%	18.56%	18.88%	n/m	2	11.2	15,213

2009ˆ	29.90%	29.27%	31.24%	n/m	1	2.5	12,646

*	Non-annualized performance for the quarters ended March 31, 2011 and June 30, 2011.

ˆ	Returns are for the period from 7/1/2009 through 12/31/2009.

Statement

Wentworth, Hauser and Violich (WHV) claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. WHV has been independently verified for the periods from October 1, 1994 through December 31, 2010.

Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The Emerging Markets Equity composite has been examined for the periods from July 1, 2009 through December 31, 2010. The verification and performance examination reports are available upon request.

Definition of the Firm

WHV is an investment adviser, registered under the Investment Advisers Act of 1940. WHV manages a variety of equity, fixed income, and balanced portfolios working from offices in San Francisco and Seattle. WHV is “the firm” for purposes of determining the Total Firm Assets under management and firm-wide compliance.

Policies

WHV’s policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

Composite Description

The composite was created on June 1, 2009. The composite includes all non-wrap accounts invested in the firm’s Emerging Markets Equity strategy. The strategy seeks to generate long-term capital appreciation by investing in international companies in countries that are in the process of rapid growth and industrialization. A list of composite descriptions is available upon request.

Minimum Account Size

The minimum asset level for inclusion in the composite is $100,000. Prior to January 1, 2010, the minimum asset level for inclusion in the composite was $50,000.

Benchmark

The benchmark for the Emerging Markets Equity composite is the MSCI Emerging Markets (Net) Index, which measures the equity market performance of 21 emerging market countries. The returns of the benchmark are provided to represent the investment environment existing during the time period shown and are not covered by the report of the independent verifiers. For comparison purposes, the index includes the reinvestment of income and other earnings but does not include any trading expenses, management fees or other costs.

Composite Dispersion

The dispersion of returns is measured by the standard deviation across returns of portfolios represented within the composite for the full period. Standard deviation is calculated on

17

asset-weighted portfolio returns. Dispersion is not presented for quarterly periods or for years where the composite consists of five or fewer accounts as it is not considered statistically meaningful.

Returns and Fees

Returns reflect the deduction of all trading expenses and the reinvestment of dividends and other earnings. Gross returns do not reflect the deduction of investment advisory fees or any other expenses that may be incurred in the management of the account. Net returns are net of model investment advisory fees in effect for the respective time period and are derived using the maximum fixed fee rate. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. Further, the impact of management fees over time may be different from the actual management fees used in the calculation during periods of significant volatility. WHV’s investment advisory fees are described in Form ADV Part II. Valuations and returns are computed and stated in U.S. dollars. Past performance is not a guarantee future results.

The management fee schedule is as follows:

Incremental Annual Fee Rate as a Percentage of Market Value

First $10 million @ 1.00% Next $15 million @ .80% Next $25 million @ .75% Next $50 million @ .60% All over $100 million @ .50%

18

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of each Fund is calculated as follows:

		−	Value of Assets Attributable to the Shares Value of Liabilities Attributable to the Shares
NAV	=		Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Class A shares and Class I shares of each Fund. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares are generally offered to individuals, corporate investors and retirement plans. Class I shares are generally offered to corporations or other institutions such as trusts, foundations or broker-

19

dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class I

Initial sales charge of 5.75% or less	No initial sales charge

Deferred sales charge may apply[1]	No deferred sales charge

Higher annual expenses than Class I shares due to distribution fee	Lower annual expenses than Class A shares due to no distribution fee

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where BNY Mellon Distributors Inc. (the “Underwriter”) did not pay a commission to the selling broker-dealer. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

Shares representing interests in each Fund are offered continuously for sale by the Underwriter. You can purchase Class A shares or Class I shares of a Fund through certain broker-dealers, or directly through the transfer agent of the Funds, as discussed below. Shares of each Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares. The Funds reserve the right to waive the minimum investment requirement for any investor.

CLASS A SHARES

Distribution Plan

The Board of Trustees, on behalf of each Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of each Fund’s Class A shares.

Front-End Sales Charge

Sales of Class A shares of each Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares – Front-End Sales Charge
	Sales Charge as a	Sales Charge as a	Dealer Concession
	Percentage of	Percentage of Net	as a Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

$0 – $49,999	5.75%	6.10%	5.50%

$50,000 – $99,999	4.50%	4.71%	4.25%

$100,000 – $249,999	3.75%	3.90%	3.50%

$250,000 – $499,999	2.75%	2.83%	2.50%

$500,000 – $999,999	2.00%	2.40%	1.75%

$1,000,000 or more	0.00%	0.00%	0.00%

The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.

20

Contingent Deferred Sales Charge (CDSC)

You may be subject to a CDSC if you purchase Class A shares. If you bought Class A shares without an initial sales charge because your investments in a Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within eighteen months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within eighteen months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a commission was not paid by the Underwriter. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.

The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, a Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.

You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of a Fund. This could happen because of the way in which you originally invested in such Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of each Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time.

Reduced Sales Charges

You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of each Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with the Funds’ transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Funds’ transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to the Funds’ transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.

In order for each Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide the Funds’ transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide the Funds’ transfer agent with either the applicable account numbers or the applicable tax identification numbers.

Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of a Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of such Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or

21

BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.

For more information on reduced sales charges, please visit the Funds’ website at www.whv.com or consult your broker or financial intermediary. The website provides links to information on sales charges, free of charge and in a clear and prominent format.

Sales at Net Asset Value

Each Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser, the Sub-Adviser, if applicable, or their affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser, the Sub-Adviser, if applicable, and their affiliates and certain employee benefit plans for employees of the Adviser and the Sub-Adviser, if applicable; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the investment adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser or the Sub-Adviser, if applicable, for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with a Fund.

CLASS I SHARES

Sales of each Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are available to corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $5,000 ($2,000 if investing in an individual retirement account) with respect to Class A shares and at least $500,000 with respect to Class I shares. Mail the application and your check to:

Regular mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 948-4685

The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser at (415) 981-6911 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 948-4685 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $5,000 ($2,000 if investing in an individual retirement account) with respect to Class A shares and at least $500,000 with respect to Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive

22

that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.”

Individual Retirement Account Investments

You may invest in each Fund through the following individual retirement accounts:

•	Traditional Individual Retirement Accounts (“IRAs”)

•	Roth Individual Retirement Accounts (“Roth IRAs”)

•	Coverdell Education Savings Accounts (“Education IRAs”)

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the applicable Fund and that your additional investment is for at least $100 with respect to Class A shares. There is no minimum additional investment amount required for Class I shares. Mail the slip and your check to:

Regular mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 948-4685

By Wire

Call Shareholder Services toll-free at (888) 948-4685 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 with respect to Class A shares. There is no minimum additional investment amount required for Class I shares.

Automatic Investment Plan

You may open an automatic investment plan account for Class A shares with a $2,500 initial purchase and a $500 monthly investment. This plan is not available for Class I shares. If you have an existing account that does not include the automatic investment plan, you can contact the Funds at (888) 948-4685 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund. Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds’ transfer agent at (888) 948-4685.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Purchase Price

Class I shares of each Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of each Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to 5.75%. “Good order” means that the purchase request is complete and includes all required information.

23

Financial Intermediaries

You may purchase shares of a Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to a Fund. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees. Each Fund may also directly enter into agreements with financial intermediaries pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, the Sub-Adviser, if applicable, and, from time to time, affiliates of the Adviser and Sub-Adviser, if applicable, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales communications or reallowances, distribution fees or servicing fees (including networking administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser or the Sub-Adviser, as the case may be, will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board of Trustees. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser, the Sub-Adviser, if applicable, or their affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser, the Sub-Adviser, if applicable, and their affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on a Fund and the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser, the Sub-Adviser, if applicable, or their affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

24

Although the Funds may use financial firms that sell Fund shares to effect portfolio transactions for the Funds, the Funds and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy Class A shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may receive a concession up to the entire sales charge. Firms that receive a concession of the entire sales charge may be considered underwriters for the purpose of federal securities law.

Reinvestment Privilege for Class A Shares

For a period of 45 days after you sell Class A shares of a Fund, you may reinvest your redemption proceeds in Class A shares of such Fund at NAV. You, your broker or your financial adviser must notify the Fund’s transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Funds may require documentation to support your eligibility.

Rights Reserved by the Funds

The Funds reserve the right to:

•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities. The Emerging Markets Fund primarily invests its assets in securities of foreign issuers and is subject to an increased risk of frequent trading activities because frequent traders may attempt to take advantage of time zone differences between the foreign markets in which the Emerging Markets Fund’s securities trade and the time as of which the Emerging Markets Fund’s NAV is calculated.

To deter market timing and to minimize harm to each Fund and its shareholders, each Fund (i) charges a redemption fee of 2.00% on shares redeemed within sixty (60) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of a Fund or the Adviser, may be disruptive to a Fund. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in each Fund in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. Each Fund may modify its procedures from time to time without prior notice regarding the

25

detection of excessive trading or to address specific circumstances. The Funds will apply its procedures in a manner that, in the Funds’ judgment, will be uniform.

There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide such Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, such Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. Each Fund charges a redemption fee of 2.00% on proceeds redeemed within 60 days of their acquisition (see “Redemption Fee”).

Redemption Fee

Each Fund charges a redemption fee of 2.00% on proceeds redeemed within 60 days of their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to a Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of such Fund. This redemption fee is not intended to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against your account.

The redemption fee will not be charged on the following transactions:

•	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

•	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with a Fund;

•	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

•	Shares acquired through the reinvestment of distributions (dividends and capital gains);

•	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

•	Redemptions in connection with periodic or automatic portfolio rebalancing arrangements of certain wrap accounts or funds of funds; and

•	Redemptions for systematic withdrawal plans.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order

26

permitted such suspension for the protection of the Funds’ shareholders, or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail, write a letter of instruction that includes:

•	The name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight mail: [Fund Name] FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 948-4685

•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days to mail.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (888) 948-4685. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee of $10.00 for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

27

Systematic Withdrawal Plan

Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (888) 948-4685 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Funds may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Funds reserve the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Funds may require that a subsequent request be submitted. The Funds charge a redemption fee on proceeds redeemed within 60 days following their acquisition (see “Redemption of Shares — Redemption Fee”).

Late Trading

Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to a Fund. You will not be charged any additional fees by a Fund (other than those described in this prospectus) if you purchase or redeem shares directly through a Fund.

Account Minimum

You must keep at least $1,000 worth of shares in your Class A account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $1,000 due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds. There is no minimum balance for Class I accounts.

Medallion Signature Guarantees

The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When a Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not

28

participating in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 948-4685 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Funds to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 948-4685.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions, and distributions, call the Funds’ shareholder servicing group from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at (888) 948-4685.

Account Statements

The Funds provide you with these helpful services and information about your account:

•	a confirmation statement after every transaction;

•	quarterly account statements for Class A shares reflecting transactions made during the quarter;

•	monthly account statements for Class I shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Funds provide the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, each Fund mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at (888) 948-4685 or, if your shares are held through a financial institution, please contact the financial institution directly. The Funds will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Dividends from the net investment income and distributions of net capital gain, if any, are declared and paid annually to you. A Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you

29

invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains. The distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest them in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

30

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

31

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for Class A and Class I shares through April 30, 2011. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report. The Funds’ 2011 Annual Report is incorporated by reference into the Funds’ SAI and is available by calling (888) 948-4685.

WHV International Equity Fund

	Class A
	For the	For the Period
	Year Ended	July 31, 2009*
	April 30, 2011	to April 30, 2010

Per Share Operating Performance
Net asset value, beginning of period	$17.97	$15.22
Net investment income	0.01 [1]	0.05 [1]
Net realized and unrealized gain on investments	4.44 [1]	2.70 [1]

Net increase in net assets resulting from operations	4.45	2.75

Dividends to shareholders from:
Net realized gains	(0.01)	— [2]

Redemption Fees	0.01	— [2]

Net asset value, end of period	$22.42	$17.97

Total investment return[3]	24.83%	18.07%[4]
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$56,113	$14,349
Ratio of expenses to average net assets	1.50%	1.50%[5]
Ratio of expenses to average net assets without waivers and expense reimbursements[6]	1.57%	2.32%[5]
Ratio of net investment income to average net assets	0.05%	0.37%[5]
Portfolio turnover rate	2.20%	30.18%[4]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

[4]	Not annualized.

[5]	Annualized.

[6]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

32

WHV International Equity Fund

	Class I
	For the	For the		For the Period
	Year Ended	Year Ended		December 19, 2008*
	April 30,	April 30,		to April 30,
	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$17.99	$12.44		$10.00

Net investment income	0.05 [1]	0.12	[1]	0.07 [1]
Net realized and unrealized gain on investments	4.45 [1]	5.43	[1]	2.37 [1]

Net increase in net assets resulting from operations	4.50	5.55		2.44

Dividends to shareholders from:
Net investment income	(0.02)	—	[2]	—
Net realized gains	(0.01)	—	[2]	—

Total distributions	(0.03)	—		—

Redemption fees	0.01	—	[2]	—

Net asset value, end of period	$22.47	$17.99		$12.44

Total investment return[3]	25.12%	44.62%		24.40%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$193,361	$64,538		$191
Ratio of expenses to average net assets	1.25%	1.25%		1.25%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	1.32%	2.50%		163.68%[4]
Ratio of net investment income to average net assets	0.24%	0.68%		1.73%[4]
Portfolio turnover rate	2.20%	30.18%		11.10%[6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $0.01 per share.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

[4]	Annualized.

[5]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[6]	Not annualized.

33

WHV Emerging Markets Equity Fund

	For the Period	For the Period
	December 31, 2010*	December 31, 2010*
	to April 30, 2011	to April 30, 2011
	Class A	Class I

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income/loss	— [1,2]	0.01 [1]
Net realized and unrealized gain on investments	0.34 [1]	0.34 [1]

Net increase in net assets resulting from operations	0.34	0.35

Net asset value, end of period	$10.34	$10.35

Total investment return[3]	3.40%	3.50%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5	$480
Ratio of expenses to average net assets	1.75%[4]	1.50%[4]
Ratio of expenses to average net assets without waivers and expense reimbursements[5]	113.39%[4]	104.44%[4]
Ratio of net investment income/loss to average net assets	(0.15)%[4]	0.40%[4]
Portfolio turnover rate	19.25%[6]	19.25%[6]

*	Commencement of operations.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

[2]	Amount is less than $(0.01) per share.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return for Class A shares does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

[4]	Annualized.

[5]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

[6]	Not annualized.

34

WHV INTERNATIONAL EQUITY FUND

WHV EMERGING MARKETS EQUITY FUND
of
FundVantage Trust

(888) 948-4685

FOR MORE INFORMATION

For additional information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports will contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling (888) 948-4685 or on the Funds’ website at www.whv.com.

Statement of Additional Information (SAI)

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling (888) 948-4685 or on the Funds’ website at www.whv.com.

Shareholder Inquiries

Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
(888) 948-4685
8:00 a.m. to 6:00 p.m. Eastern time

Securities and Exchange Commission

Reports and other information about the Funds (including the SAI and annual and semi-annual reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C., 20549-1520. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is 811-22027.

WHV INTERNATIONAL EQUITY FUND
Class A Shares (WHVAX)
Class I Shares (WHVIX)
WHV EMERGING MARKETS EQUITY FUND
Class A Shares (WHEAX)
Class I Shares (WHEIX)
OF
FUNDVANTAGE TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2011
This Statement of Additional Information (“SAI”) provides information about the WHV International Equity Fund (the “International Equity Fund”) and WHV Emerging Markets Equity Fund (the “Emerging Markets Fund”) (each a “Fund” and together, the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Funds’ current prospectus dated September 1, 2011, as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or calling the Funds at (888) 948-4685 or on the Funds’ website at www.whv.com.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Funds as separate series of the Trust. This SAI relates only to the Funds. The Funds issue Class A and Class I Shares. Each Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Wentworth, Hauser and Violich, Inc. (the “Adviser”) serves as the investment adviser to the Funds and Hirayama Investments, LLC (the “Sub-Adviser”), an affiliate of the Adviser, serves as the sub-adviser to the International Equity Fund.
INVESTMENT POLICIES
The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.
Each Fund will invest at least 80% of its total assets in a diversified portfolio of equity or equity-related securities. This 80% policy may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which each Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of their net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

•	BANKERS’ ACCEPTANCES. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	CERTIFICATES OF DEPOSIT. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which may vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of its total assets. Each Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of its total assets.
Specifically, provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, each Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by a Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of a Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by a Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by such Fund. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Each Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by such Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Fund’s limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of such Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by such Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund’s obligation under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by such Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. A Fund’s obligation under a sale-buyback typically would be offset by liquid assets equal in value to the amount of such Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, a Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such it is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, such Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on such Fund’s ability to achieve its investment objective.
CORPORATE DEBT SECURITIES. Each Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard and Poor’s Financial Services LLC (“S&P”) describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch            Ratings Ltd. (“Fitch”) states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”
Each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.
High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, a Fund by investing in such securities, may incur additional expenses to seek recovery of its respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.
The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.
The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for a Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by a Fund, such Fund may retain the security if the Adviser deems it in the best interest of shareholders.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing its investment objective, each Fund may, to the extent permitted by its investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. Each Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. Each Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with such Fund’s investment objective.
The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser or Sub-Adviser, as the case may be, to forecast interest rates and other economic factors correctly. If the Adviser or Sub-Adviser, as the case may be, incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser or Sub-Adviser, as the case may be, incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, such Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because such Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of such Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause such Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For a Fund that gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. Each Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser or Sub-Adviser, as the case may be, in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by a Fund. For a call option on an index, the option is covered if a Fund maintains with its custodian assets determined to be liquid by the Adviser or Sub-Adviser, as the case may be, in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if a Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, such Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of such Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet such Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, that Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by such Fund, movements in the index may result in a loss to such Fund; however, such losses may be mitigated by changes in the value of a Fund’s securities during the period the option was outstanding.
Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
A Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. Each Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made. Certain restrictions imposed on a Fund by the Internal Revenue Code of 1986, as amended (the “IRC”) may limit such Fund’s ability to invest in commodity futures contracts.
Each Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), none of the Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, would not be subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, such Fund is required to deposit with the custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, a Fund will mark-to-market its open futures positions.
Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
Each Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” their position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by such Fund.
When selling a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting such Fund to purchase the same futures contract at a price no higher than the price of the contract written by such Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to such Fund’s daily marked-to-market (net) obligation, if any, (in other words, such

Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if such Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting such Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by such Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by such Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of such Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance such Fund’s portfolio such that such Fund’s duration does not exceed the maximum permitted for such Fund in the Prospectus.
The requirements for qualification as a regulated investment company (“RIC”) provided under the IRC also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation of the Funds.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation among price movements in the hedging vehicle, a Fund or the securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that such Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, such Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Tax Risk. Each Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, a Fund must invest in assets which produce specific types of income specified in the IRC and the Treasury regulations (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If a Fund invests in these types of securities and the income is determined not to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent each Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements (“swap options” or “swaptions”).
Each Fund may enter into swap transactions for any legal purpose consistent with their investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with each Fund’s investment objective and general investment policies, each Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
Each Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option such Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by each Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to such Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.
Each Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Each Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, such Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, such Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. Each Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, such Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by such Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, such Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to such Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of such Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.
In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until April 16, 2012, or until the SEC adopts permanent exemptions for security-based swaps issued by certain clearing agencies. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) are funded by their members. In response to these developments, in June 2009 the Financial Industry Regulatory Authority (“FINRA”) established a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire on January 17, 2012. Recent legislative and regulatory developments will ultimately require the clearing and exchange trading of most over-the-counter derivative instruments. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the ability of the Adviser or Sub-Adviser, as the case may be, to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Fund’s repurchase agreement guidelines). Certain restrictions imposed on a Fund by the IRC may limit such Fund’s ability to use swap agreements and, if investments in the swaps are made, may cause such Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to each Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. Each Fund bears the risk that the Adviser or Sub-Adviser, as the case may be, will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for a Fund. If the Adviser or Sub-Adviser, as the case may be, attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for a Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in a Fund’s other investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy and could ultimately prevent such Fund from being able to achieve its investment objectives. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC also investigated allegations of price manipulation in certain commodity markets. Some Members of Congress introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use certain instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Adviser or Sub-Adviser, as the case may be, analyzes these securities in its overall assessment of the effective duration of such Fund’s portfolio in an effort to monitor such Fund’s interest rate risk.
EMERGING MARKETS. As discussed in the Prospectus, each Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investments in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and a Fund may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, a Fund may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect such Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Derivatives” and “Foreign Currency and Related Transactions.”
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their NAVs. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of such Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Brady Bonds. Each Fund may invest in Brady Bonds. A Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.
Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.
Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause such Fund to suffer a loss of interest or principal on any of its holdings.
EQUITY-LINKED SECURITIES. The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, a Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivative Instruments” above. Equity-linked securities may be considered illiquid and thus subject to a Fund’s restriction on investments in illiquid securities.
EVENT-LINKED EXPOSURE. Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for such Fund.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. Each Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect each Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the outlook, and such Fund might be expected to enter into such contracts under the following circumstances:
(i) When the Adviser or Sub-Adviser, as the case may be, desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
(ii) If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of such Fund’s portfolio holdings denominated in the currency sold.
(iii) If the Adviser or Sub-Adviser, as the case may be, wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser or Sub-Adviser, as the case may be, thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

(iv) The Adviser or Sub-Adviser, as the case may be, might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the prediction of the Adviser or Sub-Adviser, as the case may be, regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, each Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. The extent to which these limits apply is subject to tax regulations that, to date, have not been issued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by such Fund are classified as capital gains or ordinary income. See “Taxation of the Funds” below for additional information related to these tax issues.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES AND EMERGING MARKETS. Each Fund may invest in foreign securities, including securities from issuers located in emerging market countries. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money. In addition to equity securities, foreign investments of a Fund may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.
To determine a stock’s country of origin, the International Equity Fund’s definition is where the underlying company is tax domiciled.

Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Market Risk. A fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for such Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer such Fund’s assets or income back into the United States or otherwise adversely affect such Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.
Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (the “Exchange”). Accordingly, each Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for each Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, such Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Funds. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on its investments.
Certain Risks of Holding Fund Assets Outside the United States. The Funds generally holds foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for such Fund as compared to investment companies that invest only in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
Sovereign Debt. The Funds may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.
The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.
In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.
Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries. Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments. The Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. Each Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.
Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of such Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving such Fund of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of a Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).
In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The Investment Company Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.
The expense ratios of funds investing significantly in foreign securities can be expected to be higher than those of funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.
Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive such Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While each Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to a Fund.
P-notes. Each Fund may invest in participatory notes (commonly known as P-notes), which are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying Indian securities listed on the Indian bourses. These securities are not registered with the Securities and Exchange Board of India. Participatory notes are similar to ADRs and the risks of investing in participatory notes are similar to those discussed below with respect to securities of foreign issuers in general.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, each Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
TAX RISK. Each Fund intends to qualify annually to be treated as a RIC under the IRC. To qualify as a RIC, a Fund must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If a Fund invests in these types of securities and the income from these securities is determined to not be Qualifying Income, it may cause a Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
ILLIQUID SECURITIES. A Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser will monitor the liquidity of securities held by the Funds and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to a Fund.
INFLATION-PROTECTED DEBT SECURITIES. Each Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause such Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause such Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of such Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
Each Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser or Sub-Adviser, as the case may be, believes it is in such Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by such Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
Termination Risk.There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, an ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, an ETF may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, each Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies who business is related to mining of precious or other metals (e.g., gold, silver, etc.) or RICs that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
MONEY MARKET FUNDS. The Funds may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act. (See “Investment Company Securities and Exchange-Traded Funds” above.)

MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The recent financial downturn—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—has adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.
However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser or Sub-Adviser, as the case may be, determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Funds may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Consistent with their investment objectives and policies, the Funds also may invest in other types of asset-backed securities.
PREFERRED STOCK. The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. The Funds may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Fund, when investing in REITs, will bear its proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of the Funds to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser or Sub-Adviser, as the case may be. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each Fund intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of such Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, a Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) such Fund may at any time call the loan and obtain the return of the securities loaned; (iii) such Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of such Fund. A Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by such Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. A Fund may pay lending fees to the party arranging the loan.
SHORT SALES. A Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments, to gain exposure to or adjust exposure to various market sectors, and to offset potential declines in long positions in similar securities or otherwise take advantage of market conditions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, such Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of such Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, GNMA securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, such Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
RIGHTS OFFERINGS AND WARRANTS TO PURCHASE SECURITIES. Each Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although such Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Funds’ other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, such Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which a Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Fund to liquidate investments in order to make the required distributions. The IRC requires that a Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires a Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, a Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to the Fund under the IRC. See “Taxation of the Funds.”
TEMPORARY DEFENSIVE POSITIONS. The Funds may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. It is expected that the annual portfolio turnover of the International Equity Fund will be approximately less than 20%. However, the annual portfolio turnover may be significantly higher during periods when the investment strategy is transitioning to new sectors that the Adviser or Sub-Adviser, as the case may be, believes present more attractive investment opportunities. The variation in portfolio turnover rates for the International Equity Fund during the past two fiscal years is attributable to inflows to the Fund and the need to sell securities in order to meet redemption requests.
It is expected that the annual portfolio turnover of the Emerging Markets Fund will be approximately 70%.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about a Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board of Trustees meeting or sooner, in his determination.
Each Fund may, but is not required to, post its schedule of investments on its website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Funds may post information on their website about the number of securities each of the Funds holds, a summary schedule of investments, each Fund’s top ten holdings and a percentage breakdown of each Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on the website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of Adviser or Sub-Adviser, as the case may be, to financial consultants to assist them in determining the suitability of a Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in such Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with a Fund’s policies and procedures and any applicable confidentiality agreement.
Each Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on its website or otherwise) to the Funds’ or the Adviser’s or Sub-Adviser’s employees and affiliates that provide services to the Funds. A Fund may also distribute or authorize the distribution of information about such Fund’s holdings that is not publicly available (on its website or otherwise) to the Funds’ service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of such Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Adviser, Sub-Adviser and service providers will establish procedures to ensure that each Fund’s portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may the Funds, the Adviser, the Sub-Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Funds and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Funds will not:
1. Purchase securities of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in securities of that issuer or a Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of a Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2. Invest 25% or more of the value of a Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies;
3. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of a Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
4. Pledge, mortgage or hypothecate their assets except to secure indebtedness permitted to be incurred by a Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by a Fund are not deemed to be pledges or hypothecations);
5. Underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6. Purchase or sell real estate or interests therein, although a Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but a Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;

9. Engage in short sales of securities or maintain a short position, except that a Fund may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, the Adviser, the Sub-Adviser or BNY Mellon Distributors Inc., the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser, the Sub-Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	President of PNC Bank Delaware from June 2011 to present; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global	34	None

[1]	Messrs. Marsini and Wynne may be deemed “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini may be deemed an “Interested Trustee” of the Trust by reason of his former position as an officer, director or employee of the Underwriter. Mr. Wynne may be deemed an “Interested Trustee” of the Trust by reason of his former positions with BNY Mellon Asset Servicing and BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation.

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
Investment Servicing from September 1997 to July 2010.

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	34	Copeland Trust (registered investment company); Trustee of Widener University

INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	34	WT Mutual Fund (registered investment company) (12 portfolios); Optimum Fund Trust (registered investment company) (6 portfolios)

Other
				Number of	Directorships
				Funds in	Held by
			Principal	Trust	Trustee
		Term of Office	Occupation(s)	Complex	During the
Name and	Position(s) Held	and Length of	During Past	Overseen by	Past Five
Date of Birth	with Trust	Time Served	Five Years	Trustee	Years
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	34	None
DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	34	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; SDG&E Funding LLC; Dole Food Automatic Common Exchange Security Trust; Swift Mandatory Common Exchange Security Trust
As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Principal
		Term of Office and	Occupation(s)
Name and	Position(s) Held	Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.
JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.
JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.
SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc. and predecessor firms, from 2002 to 2004.
LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and its funds’ financial operations and performance, oversee the activities and legal compliance of the Adviser, Sub-Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board of Trustees is comprised of five individuals, two of whom may be deemed Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board of Trustees meets multiple times during the year (but at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board of Trustees has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board of Trustees and the identification of information to be presented to the Board of Trustees with respect to matters to be acted upon by the Board of Trustees. The Chairman also presides at all meetings of the Board of Trustees and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board of Trustees from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board of Trustees, generally.
Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board of Trustees and its function, the Trustees have determined that the leadership structure of the Board of Trustees is appropriate and that the Board of Trustees’ role in the risk oversight of the Trust, as discussed below, allows the Board of Trustees to effectively administer its oversight function.
The Board of Trustees has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board of Trustees has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met three times during the fiscal year ended April 30, 2011.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board of Trustees has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met twice during the fiscal year ended April 30, 2011.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board of Trustees, for consideration by the Board of Trustees when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board of Trustees Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board of Trustees. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met three times during the fiscal year ended April 30, 2011.

TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Sub-Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the President of PNC Bank Delaware, former Executive Vice President Finance of BNY Mellon and former Chief Financial Officer of PNC Global Investment Servicing; Mr. Wynne is the former Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing and former Chief Executive Officer of PNC Global Investment Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates, which provides financial, administrative and consulting services, and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board of Trustees performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board of Trustees meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment adviser, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the Funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. The following table sets forth the equity securities in the Funds and in all registered investment companies overseen by the Trustees within the Trust Complex that the Trustees beneficially owned as of December 31, 2010.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee within the Family of
Name of Trustee	in the Fund	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	$50,001 - $100,000
Iqbal Mansur	None	None
Donald J. Puglisi	None	None

COMPENSATION. In addition to the fees below, the Trust reimburses the Trustees for their related business expenses. The following table sets forth the aggregate compensation paid to each of the Trustees for the fiscal year ended April 30, 2011.

				Total
	Aggregate	Pension or Retirement	Estimated Annual	Compensation
	Compensation	Benefits Accrued as Part	Benefits upon	from the Trust
Name of Trustee	from the Trust	of the Trust’s Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$29,125	$0	$0	$29,125
IQBAL MANSUR	$29,500	$0	$0	$29,500
DONALD J. PUGLISI	$28,000	$0	$0	$28,000
NICHOLAS M. MARSINI, JR.	$7,083	$0	$0	$7,083
STEPHEN M. WYNNE	$9,625	$0	$0	$9,625
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser, the Sub-Adviser and the Underwriter have adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser, the Sub-Adviser and the Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by each Fund to the Adviser, subject to the Board of Trustees’ continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of each Fund, and for the purpose of providing benefits to such Fund. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote. In addition, the Sub-Adviser provides guidance to the Adviser with respect to voting proxies of securities received by the International Equity Fund.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser, the Sub-Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of such Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The proxy voting policies and procedures of the Adviser are attached herewith as Appendix B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by request by calling the Funds at (888) 948-4685 or (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” such Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of August 9, 2011, the only persons known by the Funds to own of record or beneficially 5% or more of the outstanding shares of any class of the Funds are provided below. Additionally, as of the same date, none of the Trustees or officers of the Trust owned individually and together in excess of 1% of any class of outstanding shares of the Funds.

		Percentage
Class A Shares	Number of Shares Held	of Class A Shares
Name and Address of Owner	of Record or Beneficially	Owned

Emerging Markets Equity Fund
NFS LLC FEBO The Northern Trust	20,408.163	97.74%
Company P.O. Box 92956 Chicago, IL 60675

		Percentage
Class I Shares	Number of Shares Held	of Class I Shares
Name and Address of Owner	of Record or Beneficially	Owned

International Equity Fund
Charles Schwab & Co., Inc. Special	4,080,121.111	41.76%
Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104

Prudential Investment Management	1,858,220.619	19.02%
Service FBO Mutual Fund Clients Attn: Pruchoice Unit MS NJ-05-11-20 Gateway Center 3-10th Floor 100 Mulberry Street Newark, NJ 07102

NFS LLC FEBO Bank of America	536,051.468	5.49%
DBA LABA & Co. 135 S. La Salle St. Chicago, IL 60603

		Percentage
Class I Shares	Number of Shares Held	of Class I Shares
Name and Address of Owner	of Record or Beneficially	Owned

Emerging Markets Equity Fund
Charles Schwab & Co.,	40,784.339	63.99%
Inc. Special Custody A/C FBO Customers 101 Montgomery Street San Francisco, CA 94104

Jeffrey K. Romrell and	10,000.000	15.69%
Robyn M. Romrell Ttees. Romrell 2007 Living Trust Danville, CA

Reiner M. Triltsch	5,000.000	7.85%
San Francisco, CA
INVESTMENT ADVISORY SERVICES
Wentworth, Hauser and Violich, Inc., the Adviser, is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and was founded in 1937 and, in addition to serving as the investment adviser to the Funds, provides investment management services to individuals, investment companies, public and private pension plans, trusts, estates, corporations, Taft-Hartley, charitable and educational endowments and foundations. As of July 31, 2011, the Adviser had approximately $16.6 billion in total assets under management.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Funds in accordance with its investment objective, policies and limitations (the “Investment Advisory Agreement”). The Investment Advisory Agreement had an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Fund on 60 days’ written notice to the Adviser without penalty or by the Adviser on 90 days’ written notice to the Trust without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of each Fund. Each class of shares of the Funds pays its pro-rata portion of the advisory fee payable by the Funds. The Adviser has contractually agreed to waive a portion of its investment advisory fee and/or reimburse other operating expenses in order to limit total annual operating expenses less any class-specific expenses (such as Rule 12b-1 fees, shareholder servicing fees or transfer agency fees) to 1.25% of average daily net assets of the International Equity Fund and to 1.50% of average daily net assets of the Emerging Markets Equity Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013 with respect to the International Equity Fund and December 31, 2013 with respect to the Emerging Markets Equity Fund, unless the Board of Trustees approves its earlier termination. Each Fund will carry forward, for a period not to exceed three (3) years from the year in which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and, subject to Board approval, repay the Adviser such amounts, provided such Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus. The following tables set forth the aggregate fees paid by each Fund for the fiscal years ended April 30, 2011 and April 30, 2010 and the fiscal period ended April 30, 2009:

	For the Fiscal Year Ended April 30, 2011
		Adviser Fee Waivers
	Gross Advisory	and Expenses Waived
Fund	Fees	or Reimbursed	Net Advisory Fees

International Equity Fund	$1,521,305	$(114,347)	$1,406,958
Emerging Markets Equity Fund	$852 [1]	$(56,380)[1]	$0	[1]

[1]	The Emerging Markets Equity Fund commenced operations on December 31, 2010.

	For the Fiscal Year Ended April 30, 2010
		Adviser Fee Waivers
	Gross Advisory	and Expenses Waived
Fund	Fees	or Reimbursed	Net Advisory Fees

International Equity Fund	$254,769	$(301,085)	$0	[2]

	For the Fiscal Period Ended April 30, 2009
		Adviser Fee Waivers
	Gross Advisory	and Expenses Waived
Fund	Fees	or Reimbursed		Net Advisory Fees

International Equity Fund	$568 [2]	$(74,268	) [2]	$0	[2]

[2]	The International Equity Fund commenced operations on December 19, 2008.

Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Funds, securities and other investments consistent with each Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Funds and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of all personnel of the Adviser performing services for the Funds relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of each Fund’s shares; (ii) preparing and executing selling and service agreements; (iii) preparing quarterly 12b-1 reports to the Trust’s Board of Trustees; and (iv) reviewing and submitting to FINRA the Funds’ advertising and sales literature.
The front-end sales load reallowed to dealers as a percentage of the offering price of the Fund’s Class A shares is described in the Prospectus.

Laird Norton Investment Management, Inc., 801 Second Avenue, Suite 1300, Seattle, WA 98104, owns more than 75% of the Adviser and is presumed to control the Adviser. Laird Norton Company, LLC, 801 Second Avenue, Suite 1300 Seattle, WA 98104 owns greater than 50% of Laird Norton Investment Management, Inc.
SUB-ADVISORY SERVICES
Hirayama Investments, LLC, the Sub-Adviser to the International Equity Fund, is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203. The Sub-Adviser was formed in 2008. In addition to serving as the sub-adviser to the International Equity Fund, the Sub-Adviser provides investment management services to individuals, pension and profit sharing plans, trusts, estates, charitable organizations, businesses and governmental entities. As of July 31, 2011, the Sub-Adviser had approximately $14.1 billion in total assets under management.
Pursuant to a sub-advisory contract among the Trust, on behalf of the International Equity Fund, the Adviser and the Sub-Advisor dated December 17, 2008, the Sub-Adviser, subject to the general oversight of the Board of Trustees, has responsibility for directing the investments of the International Equity Fund in accordance with its investment objective, policies and limitations (the “Sub-Advisory Agreement”). The Sub-Advisory Agreement had an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the International Equity Fund. The Sub-Advisory Agreement may be terminated by the International Equity Fund on 60 days’ written notice to the Sub-Adviser without penalty or by the Sub-Adviser on 90 days’ written notice to the Trust and the Adviser without penalty. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser up to 70% of the investment advisory fee actually received by the Adviser.
Under the terms of the Sub-Advisory Agreement, the Sub-Adviser agrees to: (a) direct the investments of the International Equity Fund, subject to and in accordance with the International Equity Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the International Equity Fund, securities and other investments consistent with the International Equity Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the International Equity Fund; (d) pay the salaries of all personnel of the Sub-Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust, its administrator and/or the Adviser may reasonably request for use in the preparation of the Trust’s registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the International Equity Fund and its investment activities. Additionally, the Sub-Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the International Equity Fund.
The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the International Equity Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of any officers and the Interested Trustees who are affiliated with the Sub-Adviser and the salaries of all personnel of the Sub-Adviser performing services for the International Equity Fund relating to research, statistical and investment activities are paid by the Sub-Adviser.
Richard K. Hirayama, the International Equity Fund’s portfolio manager and managing member of the Sub-Adviser, owns 75% of the Sub-Adviser and is deemed to control the Sub-Adviser. The Adviser owns 25% of the Sub-Adviser and is an affiliate of the Sub-Adviser.

PORTFOLIO MANAGERS
Each Fund’s management is the responsibility of an investment professional or group of investment professionals employed by the Adviser or Sub-Adviser, as the case may be. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible for the day-to-day management of the Funds, including information regarding:

i.	“Other Accounts Managed.” Other accounts managed by the Portfolio Managers for the fiscal year ended April 30, 2011;

ii.	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser and Sub-Adviser that may arise in connection with the portfolio managers’ management of the Funds’ investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio managers and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio managers. Additional conflicts of interest may potentially exist or arise that are not discussed below;

iii.	“Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended April 30, 2011; and

iv.	“Ownership of Securities.” Information regarding the portfolio managers’ dollar range of equity securities beneficially owned in the Funds as of April 30, 2011.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by the Portfolio Managers, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of April 30, 2011.

						Total Asset Managed
					Number of Accounts	subject to a
	Total Number		Total		Managed subject to a	Performance Based
Types of	of Accounts		Assets		Performance Based	Advisory Fee
Accounts	Managed		(million)		Advisory Fee	(million)
Richard K. Hirayama
Registered	4		$297.2		0	$0
Investment Companies
Other Pooled	2		$552.2		0	$0
Investment Vehicles
Other Accounts	856		$6,356.2		2	$805
Reiner M. Triltsch
Registered	0		$0		0	$0
Investment Companies
Other Pooled	0		$0		0	$0
Investment Vehicles
Other Accounts	159	*	$465.3	*	0	$0
Eswar C. Menon
Registered	0		$0		0	$0
Investment Companies
Other Pooled	0		$0		0	$0
Investment Vehicles
Other Accounts	38	**	$37.8	**	0	$0
Adam J. Kuhlmann
Registered	0		$0		0	$0
Investment Companies

				Total Asset Managed
			Number of Accounts	subject to a
	Total Number	Total	Managed subject to a	Performance Based
Types of	of Accounts	Assets	Performance Based	Advisory Fee
Accounts	Managed	(million)	Advisory Fee	(million)
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	0	$0	0	$0
Derrick D. Tzau
Registered	0	$0	0	$0
Investment Companies
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	0	$0	0	$0
The above figures do not include 23,618 accounts representing $7,682 million in assets under management by Hirayama for broker sponsored wrap programs.
* Mr. Triltsch manages $465 million as the lead portfolio manager of the WHV Emerging Markets Equity strategy, as well as a member of the WHV Large Cap Core Committee.
** Mr. Menon manages $38 million as a portfolio manager of the WHV Emerging Markets Equity strategy, as well as a member of the WHV Large Cap Growth team.
Material Conflicts Of Interest. The Adviser does not foresee any conflicts of interest that would arise in the management of the Emerging Markets Equity Fund with respect to other clients in the same strategy. The Adviser and Sub-Adviser provide advisory services to other clients which invest in securities of the same type in which the International Equity Fund invests, and the portfolio manager provides portfolio management services to other accounts using a substantially similar investment strategy as he uses with the International Equity Fund. The portfolio manager manages accounts subject to a performance-based fee and may manage accounts with materially higher fee arrangements than that of the International Equity Fund. In addition, the portfolio manager is a majority owner of the Sub-Adviser and is its managing member and receives a share of the Sub-Adviser’s profits, which creates a potential conflict of interest between accounts subject to a higher fee and/or a performance based fee and accounts with lower fees and/or not subject to performance based fees, such as the International Equity Fund. The side-by-side management of these accounts with the International Equity Fund may raise potential conflicts of interest relating to cross-trading, the allocation of investment opportunities and the aggregation and allocation of trades. The Adviser and Sub-Adviser are aware of their obligation to ensure that when orders for the same securities are entered on behalf of the International Equity Fund and other accounts, that the International Equity Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser and Sub-Adviser attempt to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Compensation. The Adviser pays its professionals a competitive base salary, full benefits, and a short-term bonus pool derived from the sharing of the firm’s revenues. Total compensation is based upon individual input and success of the firm.
The Adviser has a system in place to track portfolio manager/analyst and analyst recommendations. Their ratings/recommendations are evaluated over a rolling twelve-month timeframe on an absolute and relative basis. Portions of bonuses are determined based on this evaluation.
The LNIM board of directors has committed itself to granting equity options of its ownership in the Adviser to select employees of the firm. The grant is being phased in and is subject to achieving specific growth objectives. It is expected that this grant may eventually amount to 25% of the firm’s equity.
Richard K. Hirayama is the Managing Member of Hirayama Investments, LLC, which is jointly owned by Richard K. Hirayama and Wentworth, Hauser and Violich, Inc. (through WHV Holdings, LLC). Hirayama Investments, LLC and Wentworth, Hauser and Violich have entered into a sub-advisory agreement whereby Hirayama Investments will provide its International Equity strategy exclusively to Wentworth, Hauser and Violich’s clients. Richard K. Hirayama is compensated a portion of Wentworth, Hauser and Violich’s investment management fees collected on such accounts ranging from 55% to 70% based on assets under management in Hirayama Investments’ International Equity strategy.
Ownership of Shares of the Funds. As of April 30, 2011, Mr. Triltsch beneficially owned $50,001 — $100,000 of equity securities in the Emerging Markets Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board of Trustees meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of the Funds and maintaining records relating to the securities transactions of the Funds. BNY Mellon Investment Servicing and the Underwriter are wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
The table below sets forth the administration and accounting service fees, as well as any fee waiver, paid by the Funds to BNY Mellon Investment Servicing for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
	Ended April 30,	Ended April 30,	Ended April 30,
	2011	2010	2009
International Equity Fund	$132,441	$83,004	$25,874 [1]
Emerging Markets Equity Fund	$7,985 [2]	N/A [2]	N/A [2]

[1]	The International Equity Fund commenced operations on December 19, 2008.

[2]	The Emerging Markets Equity Fund commenced operations on December 31, 2010.

ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers, LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Funds.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.
CUSTODIAN. The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, New York 10286, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed. The Funds have made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
TRANSFER AGENT. BNY Mellon Investment Servicing, 4400 Computer Drive, Westborough, Massachusetts 01581-1722, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser or the Sub-Adviser, as the case may be, is primarily responsible for the execution of the Funds’ portfolio transactions and the allocation of brokerage. The Adviser or Sub-Adviser, as the case may be, has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Funds. Where possible, the Adviser or Sub-Adviser, as the case may be, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the objective of the Adviser or Sub-Adviser, as the case may be, to obtain the best results in conducting portfolio transactions for the Funds, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of the Funds primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, the Funds will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser or Sub-Adviser, as the case may be, may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser, as the case may be, under the Investment Advisory Agreement or Sub-Advisory Agreement, as the case may be, and the expense of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers may be used by the Adviser or Sub-Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser or Sub-Adviser in connection with the Funds. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser or the Sub-Adviser, as the case may be, may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Funds in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser or Sub-Adviser, as the case may be, to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser or Sub-Adviser, as the case may be, may indirectly benefit from the provision of these services to the Adviser or Sub-Adviser, and the Funds may indirectly benefit from services provided to the Adviser or Sub-Adviser as a result of transactions for other clients.

The Funds may invest in securities traded in the over-the-counter markets, and the Funds intend to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with the Funds are prohibited from dealing with the Funds as principal in the purchase and sale of securities. However, affiliated persons of the Funds may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by the Funds may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser or the Sub-Adviser, as the case may be, for a Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser or the Sub-Adviser (or their affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
The table below sets forth the brokerage commissions paid by the Funds for the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011:

	Fiscal Year	Fiscal Year	Fiscal Period
	Ended April 30,	Ended April 30,	Ended April 30,
	2011	2010	2009
International Equity Fund	$77,243	$53,559	$240 [1]
Emerging Markets Equity Fund	$427 [2]	N/A [2]	N/A [2]

[1]	The International Equity Fund commenced operations on December 19, 2008.

[2]	The Emerging Markets Equity Fund commenced operations on December 31, 2010.

For the fiscal period ended April 30, 2009 and the fiscal years ended April 30, 2010 and April 30, 2011, the International Equity Fund did not pay any brokerage commissions to an affiliate of the Trust. For the fiscal period ended April 30, 2011, the Emerging Markets Equity Fund did not pay any brokerage commissions to an affiliate of the Trust.
For the fiscal years ended April 30, 2010 and April 30, 2011, $49,729 and $74,208, respectively, in brokerage commissions were paid as part of soft dollar transactions in the International Equity Fund to compensate for research services provided. For the fiscal period December 19, 2010 to April 30, 2011, $424 in brokerage commissions were paid as part of soft dollar transactions in the Emerging Markets Equity Fund to compensate for research services provided.
Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The International Equity Fund held $1,793,700.00 of equity securities of UBS LLC, which was its regular broker-dealer, as of April 30, 2011.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in the Prospectus may be calculated based on factors determined by the Adviser and Sub-Adviser and their affiliates from time to time, including: the value of the Funds’ shares sold to, or held by, a financial intermediary’s customers; gross sales of the Funds’ shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in the Prospectus, subject to applicable FINRA rules and regulations, the Adviser and Sub-Adviser and their affiliates may provide compensation to financial intermediaries that may enable the Adviser and Sub-adviser and their affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Funds’ shares. The Adviser and Sub-adviser and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLANS
BNY Mellon Distributors Inc., (the “Underwriter”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne may be deemed to be Interested Trustees of the Trust in part because of their former direct or indirect relationship with the Underwriter. By reason of such relationships, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Class I shares. The Trustees of the Trust, including a majority of the Independent Trustees, have determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Trust, the Funds and the shareholders of the Funds’ Class A shares.
The Underwriter was paid the following aggregate commissions on sales of Class A shares of the Funds during the fiscal period April 30, 2010 and the fiscal year ended April 30, 2011:

	Fiscal Year Ended	Fiscal Period
	April 30, 2011	Ended April 30, 2010
International Equity Fund	$2,363	$690	[1]
Emerging Markets Equity Fund	$288 [2]	N/A	[2]

[1]	Class A Shares of the International Equity Fund commenced operations on July 31, 2009.

[2]	Class A Shares of the Emerging Markets Equity Fund commenced operations on December 31, 2010.

The Underwriter retained the following concessions on sales of Class A shares of the Funds during the fiscal period ended April 30, 2010 and the fiscal year ended April 30, 2011:

	Fiscal Year	Fiscal Period
	Ended April 30, 2011	Ended April 30, 2010
International Equity Fund	$(120)	$105	[1]
Emerging Markets Equity Fund	$0 [2]	N/A	[2]

[1]	Class A Shares of the International Equity Fund commenced operations on July 31, 2009.

[2]	Class A Shares of the Emerging Markets Equity Fund commenced operations on December 31, 2010.

The Underwriting Agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Funds (i) (by vote of a majority of the Trustees of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to a Rule 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Funds) on 60 days’ written notice to the Underwriter; or (ii) by the Underwriter on 60 days’ written notice to the Funds. The Underwriter will be compensated for distribution services according to the Class A Rule 12b-1 Plan regardless of the Underwriter’s expenses. If such compensation exceeds the Underwriter’s expenses, the Underwriter may realize a profit from these arrangements.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed .25% on an annualized basis of the Class A shares of a Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Funds of the distribution of their Class A shares, such payments are authorized. The Funds may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
The following table sets forth the distribution fees paid by the Funds to the Underwriter for the fiscal period ended April 30, 2010 and the fiscal year ended April 30, 2011:

	Fiscal Year	Fiscal Period
	Ended	Ended
	April 30, 2011	April 30, 2010
Rule 12b-1 Distribution Fees
International Equity Fund	$66,940	$10,594 [1]
Emerging Markets Equity Fund	$4 [2]	N/A [2]

[1]	Class A Shares of the International Equity Fund commenced operations on July 31, 2009.

[2]	Class A Shares of the Emerging Markets Equity Fund commenced operations on December 31, 2010.

The following table sets forth the service fees paid by the Fund to the Underwriter for the fiscal period ended April 30, 2010 and the fiscal year ended April 30, 2011:

	Fiscal Year	Fiscal Period
	Ended	Ended
	April 30, 2011	April 30, 2010
Rule 12b-1 Shareholder Service Fees
International Equity Fund	$0	$0 [1]
Emerging Markets Equity Fund	$0 [2]	N/A [2]

[1]	Class A Shares of the International Equity Fund commenced operations on July 31, 2009.

[2]	Class A Shares of the Emerging Markets Equity Fund commenced operations on December 31, 2010.

During the fiscal year ended April 30, 2011, the Underwriter incurred the following expenses in connection with distribution under the 12b-1 Plan for each Fund:

Printing and
		Mailing of				Interest,
		Prospectuses				Carrying
		to other Than	Compensation	Compensation	Compensation	or other
		Current	to	to Broker-	to Sales	Financing
	Advertising	Shareholders	Underwriters	Dealers	Personnel	Charges
International Equity Fund	$0	$0	$0	$65,986	$0	$0

Emerging Markets Equity Fund[1]	$0	$0	$0	$0	$0	$0

[1]	Class A Shares of the Emerging Markets Equity Fund commenced operations on December 31, 2010.

CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers two separate classes of shares of each Fund: Class A and Class I shares. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to their respective Rule 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of each Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class, as the case may be, takes separate votes on matters affecting only that Fund or class.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus.
PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of a Fund’s net assets by the total number of such Fund’s shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the Exchange is open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by a Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are declared and paid annually to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
Dividends and other distributions are taxable to shareholders whether received in cash or reinvested in additional shares of a Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income tax.
A statement will be sent to you after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by the Funds.
TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.
Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely. For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.
A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013. A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.
BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.
For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement. Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS. Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.
FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS. A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.
Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

FINANCIAL STATEMENTS
The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2011 (the “Annual Report”) are incorporated by reference into this SAI. The 2011 financial statements included in the Annual Report have been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 4400 Computer Drive, Westborough, MA 01581 or calling (888) 948-4685 or on the Funds’ website at www.whv.com.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.
Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities. Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default. Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility. Credit ratings are not statements of current or historical fact. Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities. Credit ratings do not comment on the suitability of an investment for any particular investor. Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.
An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — High short-term default risk. This designation indicates that default is a real possibility.
“RD” — Restricted default. This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.
“D” — Default. This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.
Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
The following summarizes long-term IDR categories used by Fitch:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” — Substantial credit risk. “CCC” ratings indicate that default is a real possibility.
“CC” — Very high levels of credit risk. “CC” ratings indicate default of some kind appears probable.
“C” — Exceptionally high levels of credit risk. “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” — Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation.
The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG 2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG 3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG 1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG 3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX B
WENTWORTH, HAUSER AND VIOLICH, INC.
PROXY VOTING POLICIES AND PROCEDURES
It is the policy of WHV to vote proxies in the interest of maximizing value for WHV’s clients. Proxies are an asset of a client, which should be treated by WHV with the same care, diligence, and loyalty as any asset belonging to a client. To that end, WHV will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.
Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.
Procedures
WHV’s proxy voting process is managed by a Proxy Committee which is composed of portfolio managers, security analysts and Operations staff.
WHV has retained Glass, Lewis & Co., LLC (“voting agent”) to assist in the coordination and voting of client proxies. Compliance is responsible for managing the relationship with the voting agent and for ensuring that all proxies are being properly voted and that the voting agent is retaining all of the appropriate proxy voting records.
Key elements of the proxy voting process include obtaining proxy materials for vote, determining the vote on each issue, voting and maintaining the records required.

•	Obtaining proxy materials. We instruct client custodians to deliver proxy materials for accounts of clients who have given us voting authority. Delivery is made to our voting agent. Periodic reconciliation of holdings and ballots is designed to reveal any failure to deliver ballots for client holdings.

•	Determining the vote. Members of our Proxy Committee have collaboratively established a general statement of voting policy and specific voting positions on substantive proxy issues. The general policy and specific positions are generally intended to further the economic value of each investment for the expected holding period. They are reviewed regularly, as new issues arise for determination or as circumstances change and they serve as guidelines. Ultimately each vote is cast on a case-by-case basis, taking into account the relevant circumstances at the time of each vote.

•	Voting. Using the Internet, our voting agent posts the pending proxy notices and ballots as well as its analysis and recommendations. Voting members of our Proxy Committee take responsibility for voting according to a rotating schedule. They review the issues and the voting agent’s own analysis and then vote each issue, generally in accordance with our established voting guidelines. When circumstances suggest deviation from our established guidelines, before casting the vote, our committee members may confer with other committee members, our analysts most familiar with the security or our portfolio manager on the account in the case of special holdings.

•	Maintaining records. With the assistance of our voting agent, we maintain records of our policies and procedures, proxy statements received, each vote cast, any documents we create material to our decision making and any client’s written request for proxy voting records as well as our written response to any client request for such records.

•	Conflicts of interest. Any material conflict between our interests and those of a client will be resolved in the best interests of our client. In the event we become aware of such a conflict, we will (a) disclose the conflict and obtain the client’s consent before voting its shares, (b) vote in accordance with a pre-determined policy based on the independent analysis and recommendation of our voting agent or (c) make other voting arrangements consistent with our fiduciary obligations.

•	Shares not voted. Our procedures are reasonably designed to assure that we vote every eligible share with the exception of shares domiciled in share blocking countries and certain ordinary shares in foreign markets. Share

B-1

blocking countries restrict share transactions for various periods surrounding the meeting date. We have taken the position that share liquidity generally has a higher value than the vote and usually do not vote shares subject to transaction restrictions. Some international markets require special powers of attorney to vote certain ordinary shares. These markets are few and our ordinary share holdings relatively modest when weighed against the onerous documentation requirements and generally we have determined not to attempt to qualify our proxy votes for these shares.

•	Obtaining additional information. Clients may obtain a report showing how we voted their shares upon request. In addition, clients may also request a copy of our general Proxy Voting Policy statement and the WHV-specific Proxy Voting Guidelines used by our voting agent.

General Voting Policy for ERISA Accounts
According to the Department of Labor, the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies (unless the voting right is properly reserved by the named fiduciary). The investment manager’s decision may not be directed, nor may the manager be relieved of liability by delegating the responsibility. Managers should have documented guidelines and are required to maintain accurate voting records.
Voting rights have economic value and the manager has a duty to evaluate issues that can have an impact on the economic value of the stock and to vote on those issues. Voting decisions must be based on the ultimate economic interest of the plan, viewing the plan as a separate legal entity designed to provide retirement income and security. This means analyzing the vote for its impact on the ultimate economic value of the investment (the stock) during the period in which the plan intends to hold the investment. With respect to takeovers, plans are not required to accept the deal if they judge that their plans will achieve a higher economic value by holding the shares.
Given the above obligations and objectives, the guidelines we have established with our voting agent are intended as a general indication of proxy voting decisions most likely to maximize the ultimate value of assets under management. Specific situations and resolution language will vary and therefore continuing judgment must be exercised in applying the guidelines.
Applicability of Guidelines for All Accounts
In the absence of unique client constraints or instructions acceptable in non-fiduciary situations, the guidelines should also serve for voting on all accounts under management.

B-2

FUNDVANTAGE TRUST
PART C
OTHER INFORMATION
Item 28. Exhibits.

(a)(i)	Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Registrant’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on March 7, 2007 (the “Registration Statement”) and incorporated herein by reference.

(a)(ii)	Certificate of Trust filed as exhibit 23(a)(ii) to the Registration Statement and incorporated herein by reference.

(a)(iii)	Amended and Restated Schedule A to Agreement and Declaration of Trust of FundVantage Trust is filed herewith.

(b)	By-Laws filed as exhibit 23(b) to the Registration Statement and incorporated herein by reference.

(c)	See Articles 3, 7 and 8 of the Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Registration Statement and incorporated herein by reference.

(d)(i)	Form of Investment Advisory Agreement with Cutwater Investor Services Corp. (“Cutwater”) for the Cutwater High Yield Fund, Cutwater Multi-Sector Inflation Protection Fund, and Cutwater Municipal Bond Inflation Protection Fund filed as exhibit 28(d)(i) to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement filed with the SEC on June 30, 2010 (“PEA No. 27”) and incorporated herein by reference.

(d)(ii)	Investment Advisory Agreement with Lateef Investment Management, L.P. (“Lateef”) filed as exhibit 23(d)(ii) to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement filed with the SEC on November 8, 2007 (“PEA No. 2”) and incorporated herein by reference.

(d)(iii)	Form of Investment Advisory Agreement with Boston Advisors, LLC (“Boston Advisors”) for the Boston Advisors US Small Cap Equity Fund and Boston Advisors International Equity Fund filed as exhibit 28(d)(iii) to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement filed with the SEC on August 17, 2010 (“PEA No. 31”) and incorporated herein by reference.

(d)(iv)	Investment Advisory Agreement with Piedmont Investment Advisors, LLC (“Piedmont”) is filed herewith.

(d)(v)	Investment Advisory Agreement with Wentworth, Hauser and Violich, Inc. (“WHV”) filed as exhibit 28(d)(v) to the Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed with the SEC on February 8, 2011 (“PEA No. 42”) and incorporated herein by reference.

(d)(vi)	Investment Advisory Agreement with Pemberwick Investment Advisors LLC (“Pemberwick”) filed as exhibit 28(d)(vi) to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement filed with the SEC on April 8, 2010 (“PEA No. 19”) and incorporated herein by reference.

(d)(vii)	Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC filed as exhibit 23(d)(vi) to PEA No. 12 and incorporated herein by reference.

(d)(viii)	Investment Advisory Agreement with Private Capital Management, L.P. (“Private Capital”) filed as exhibit 28(d)(viii) to PEA No. 27 and incorporated herein by reference.

(d)(ix)	Investment Advisory Agreement with Estabrook Capital Management LLC (“Estabrook”) filed as exhibit 28(d)(ix) to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on August 30, 2010 (“PEA No. 33”) and incorporated herein by reference.

(d)(x)	Investment Advisory Agreement with the Asset Management Group of Bank of Hawaii (“AMG”) filed as exhibit 28(d)(x) to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement filed with the SEC on July 1, 2010 (“PEA No. 28”) and incorporated herein by reference.

(d)(xi)	Sub-Advisory Agreement between Pemberwick and J.P. Morgan Investment Management, Inc. (“JPMIM”) filed as exhibit 28(d)(xi) to PEA No. 19 and incorporated herein by reference.

(d)(xii)	Investment Advisory Agreement with Polen Capital Management, LLC (“Polen”) filed as exhibit 28(d)(xii) to PEA No. 33 and incorporated herein by reference.

(d)(xiii)(A)	Investment Advisory Agreement with DuPont Capital Management Corporation (“DuPont Capital”) filed as exhibit 28(d)(xiv) to PEA No. 33 and incorporated herein by reference.

(d)(xiii)(B)	Form of Amended and Restated Schedules A and B to the Investment Advisory Agreement with DuPont Capital is filed herewith.

(d)(xiv)	Investment Advisory Agreement with Gotham Asset Management, LLC (“Gotham”) filed as exhibit 28(d)(xv) to PEA No. 38 and incorporated herein by reference.

(d)(xv)	Investment Advisory Agreement with TW Asset Management LLC (“TWAM”) filed as exhibit 28(d)(xvi) to PEA No. 42 and incorporated herein by reference.

(d)(xvi)	Investment Advisory Agreement with Compak Asset Management (“CAM”) is filed herewith.

(d)(xvii)	Investment Advisory Agreement with Cutwater for the Cutwater Investment Grade Bond Fund filed as exhibit 28(d)(xviii) to PEA No. 42 and incorporated herein by reference.

(d)(xviii)	Investment Advisory Agreement with Equity Investment Corporation (“EIC”) is filed herewith.

(d)(xix)	Investment Advisory Agreement with SNW Asset Management, LLC (“SNW”) is filed herewith.

(d)(xx)	Investment Advisory Agreement with Boston Advisors for the Boston Advisors Broad Allocation Strategy Fund is filed herewith.

(e)(i)	Underwriting Agreement with BNY Mellon Distributors Inc. filed as exhibit 28(e)(i) to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement filed with the SEC on November 23, 2010 (“PEA No. 39”) and incorporated herein by reference.

(e)(ii)	Form of Amended and Restated Exhibit A to the Underwriting Agreement is filed herewith.

(f)	Not applicable.

(g)(i)	Custody Agreement with The Bank of New York Mellon is filed herewith.

(g)(ii)	Foreign Custody Manager Agreement with The Bank of New York Mellon is filed herewith.

(h)(i)	Transfer Agency Services Agreement filed as exhibit 23(h)(i) to Pre-No. 1 and incorporated herein by reference.

(h)(ii)	Administration and Accounting Services Agreement filed as exhibit 23(h)(ii) to Pre-No. 1 and incorporated herein by reference.

(h)(iii)	Form of Expense Limitation/Reimbursement Agreement with Cutwater filed as exhibit 28(h)(iii) to PEA No. 25 and incorporated herein by reference.

(h)(iv)	Form of Expense Limitation/Reimbursement Agreement with Boston Advisors filed as exhibit 28(h)(iv) to PEA No. 31 and incorporated herein by reference.

(h)(v)	Form of Amended and Restated Exhibit A to the Transfer Agency Services Agreement is filed herewith.

(h)(vi)	Red Flags Services Amendment to Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is filed herewith.

(h)(vii)	Form of Amended and Restated Exhibit A to the Administration and Accounting Services Agreement is filed herewith.

(h)(viii)	Amended and Restated Expense Limitation/Reimbursement Agreement with Piedmont is filed herewith.

(h)(ix)	Amended and Restated Expense Limitation/Reimbursement Agreement with WHV for the WHV International Equity Fund filed as exhibit 28(h)(ix) to PEA No. 39 and incorporated herein by reference.

(h)(x)	Expense Limitation/Reimbursement Agreement with WHV for the WHV Emerging Markets Equity Fund filed as exhibit 28(h)(x) to PEA No. 42 and incorporated herein by reference.

(h)(xi)	Expense Limitation Agreement with Lateef filed as exhibit 28(h)(xi) to PEA No. 39 and incorporated herein by reference.

(h)(xii)	Amended and Restated Expense Limitation/Reimbursement Agreement with Private Capital filed as exhibit 28(h)(xii) to the Registrant’s Post-Effective Amendment No. 44 to the Registration Statement filed with the SEC on March 15, 2011 (“PEA No. 44”) and incorporated herein by reference.

(h)(xiii)	Expense Limitation/Reimbursement Agreement with Estabrook filed as exhibit 28(h)(xii) to PEA No. 33 and incorporated herein by reference.

(h)(xiv)	Extension of Fee Waiver Agreement with AMG filed as exhibit 28(h)(xiv) to Post-Effective Amendment No. 40 to the Registration Statement filed with the SEC on November 29, 2010 (“PEA No. 40”) and incorporated herein by reference.

(h)(xv)	Expense Limitation/Reimbursement Agreement with DuPont Capital for the DuPont Capital Emerging Markets Fund filed as exhibit 28(h)(xiv) to PEA No. 33 and incorporated herein by reference.

(h)(xvi)	Expense Limitation/Reimbursement Agreement with Gotham filed as exhibit 28(h)(xvi) to PEA No. 38 and incorporated herein by reference.

(h)(xvii)	Fair Value Services Amendment to the Administration and Accounting Services Agreement filed as exhibit 28(h)(xvii) to PEA No. 33 and incorporated herein by reference.

(h)(xviii)	Expense Limitation/Reimbursement Agreement with TWAM filed as exhibit 28(h)(xviii) to PEA No. 42 and incorporated herein by reference.

(h)(xix)	Fee Waiver Agreement with CAM is filed herewith.

(h)(xx)	Expense Limitation/Reimbursement Agreement with Polen filed as exhibit 28(h)(xvi) to PEA No. 33 and incorporated herein by reference.

(h)(xxi)	Expense Limitation/Reimbursement Agreement with Cutwater for the Cutwater Investment Grade Bond Fund filed as exhibit 28(h)(xxi) to PEA No. 42 and incorporated herein by reference.

(h)(xxii)	Expense Limitation/Reimbursement Agreement with EIC is filed herewith.

(h)(xxiii)	Expense Limitation/Reimbursement Agreement with SNW is filed herewith.

(h)(xxiv)	Form of Expense Limitation/Reimbursement Agreement with DuPont Capital for the DuPont Capital Emerging Markets Debt Fund filed as exhibit 28(h)(xxiv) to PEA No. 49 and incorporated herein by reference.

(h)(xxv)	Amendment to the Administration and Accounting Services Agreement is filed herewith.

(h)(xxvi)	Expense Limitation/Reimbursement Agreement with Boston Advisors for the Boston Advisors Broad Allocation Strategy Fund is filed herewith.

(i)	None

(j)(i)	Consents of PricewaterhouseCoopers LLP are filed herewith.

(j)(ii)	Consent of Ernst & Young LLP is filed herewith.

(k)	Not applicable.

(l)	Initial Capital Agreement filed as exhibit 23(l) to Pre-No. 1 and incorporated herein by reference.

(m)(i)	Plan of Distribution Pursuant to Rule 12b-1 (“12b-1 Plan”) for Cutwater Funds filed as exhibit 28(m)(i) to PEA No. 25 and incorporated herein by reference.

(m)(ii)	12b-1 Plan for the Lateef Fund filed as exhibit 23(m)(i) to Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on August 6, 2007 (“PEA No. 1”) and incorporated herein by reference.

(m)(iii)	Form of selling and/or services agreement related to Rule 12b-1 Plans is filed herewith.

(m)(iv)	12b-1 Plan for the Corverus Strategic Equity Fund filed as exhibit 23(m)(iv) to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 2008 (“PEA No. 7”) and incorporated herein by reference.

(m)(v)	12b-1 Plan for the WHV International Equity Fund and the WHV Emerging Markets Equity Fund filed as exhibit 28(m)(v) to PEA No. 34 and incorporated herein by reference.

(m)(vi)	12b-1 Plan for the Private Capital Management Value Fund is filed herewith.

(m)(vii)	12b-1 Plan for the Estabrook Value Fund and Estabrook Investment Grade Fixed Income Fund filed as exhibit 28(m)(vii) to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed with the SEC on February 16, 2010 (“PEA No. 17”) and incorporated herein by reference.

(m)(viii)	12b-1 Plan for the Polen Growth Fund is filed herewith.

(m)(ix)	Form of 12b-1 Plan for DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund filed as exhibit 28(m)(x) to PEA No. 49 and incorporated herein by reference.

(m)(x)	12b-1 Plan for the Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing Global Value 500 Fund, Formula Investing Global Value Select Fund, Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund filed as exhibit (m)(xi) to PEA No. 38 and incorporated herein by reference.

(m)(xi)	12b-1 Plan for TW Small Cap Growth Fund filed as exhibit 28(m)(xii) to PEA No. 42 and incorporated herein by reference.

(m)(xii)	12b-1 Plan for Compak Dynamic Asset Allocation Fund filed as exhibit 28(m)(xiii) to the Registrant’s Post-Effective Amendment No. 36 to the Registration Statement filed with the SEC on October 15, 2010 (“PEA No. 36”) and incorporated herein by reference.

(m)(xiii)	12b-1 Plan for Boston Advisors US Small Cap Equity Fund, Boston Advisors International Equity Fund and Boston Advisors Broad Allocation Strategy Fund is filed herewith.

(m)(xiv)	12b-1 Plan for EIC Value Fund filed as exhibit 28(m)(xv) to the Registrant’s Post-Effective Amendment No. 46 to the Registration Statement filed with the SEC on April 21, 2011 (“PEA No. 46”) and incorporated herein by reference.

(m)(xv)	12b-1 Plan for SNW Oregon Short-Term Tax-Exempt Bond Fund filed as exhibit 28(m)(xvi) to PEA No. 46 and incorporated herein by reference.

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 filed is filed herewith.

(o)	[RESERVED]

(p)(i)	Code of Ethics of the Registrant is filed herewith.

(p)(ii)	Code of Ethics of Cutwater Investors Services Corp. filed as exhibit 28(p)(ii) to PEA No. 25 and incorporated herein by reference.

(p)(iii)	Code of Conduct of BNY Mellon Distributors Inc. filed as exhibit 23(p)(iii) to Pre-No. 1 and incorporated herein by reference.

(p)(iv)	Code of Ethics of Lateef is filed herewith.

(p)(v)	Code of Ethics of Boston Advisors filed as exhibit 23(p)(vi) to PEA No. 2 and incorporated herein by reference.

(p)(vi)	Code of Ethics of Piedmont filed as exhibit 28(p)(vi) to PEA No. 27 and incorporated herein by reference.

(p)(vii)	Code of Ethics of WHV is filed herewith.

(p)(viii)	Code of Ethics of Hirayama Investments, LLC filed as exhibit 23(p)(viii) to PEA No. 11 and incorporated herein by reference.

(p)(ix)	Code of Ethics of Pemberwick is filed herewith.

(p)(x)	Code of Ethics of Private Capital is filed herewith.

(p)(xi)	Code of Ethics of Estabrook is filed herewith.

(p)(xii)	Code of Ethics of AMG filed as exhibit 28(p)(xii) to the Registrant’s Post-Effective Amendment No. 18 (“PEA No. 18”) to the Registration Statement filed with the SEC on March 12, 2010 and incorporated herein by reference.

(p)(xiii)	Code of Ethics of JPMIM filed as exhibit 28(p)(xiii) to PEA No. 33 and incorporated herein by reference.

(p)(xiv)	Code of Ethics of Polen filed as exhibit 28(p)(xiv) to PEA No. 19 and incorporated herein by reference.

(p)(xv)	Code of Ethics of DuPont is filed herewith.

(p)(xvi)	Code of Ethics of Gotham filed as exhibit 28(p)(xvii) to PEA No. 38 and incorporated herein by reference.

(p)(xvii)	Code of Ethics of TWAM filed as exhibit 28(p)(xviii) to PEA No. 35 and incorporated herein by reference.

(p)(xviii)	Code of Ethics for CAM filed as exhibit 28(p)(ix) to PEA No. 36 and incorporated herein by reference.

(p)(xix)	Code of Ethics for EIC filed as exhibit 28(p)(xx) to PEA No. 46 and incorporated herein by reference.

(p)(xx)	Code of Ethics for SNW filed as exhibit 28(p)(xxi) to PEA No. 46 and incorporated herein by reference.

(q)(i)	Powers of Attorney for Robert J. Christian, Iqbal Mansur and Nicholas M. Marsini filed as exhibit 23(q) to Pre-No. 1 and incorporated herein by reference.

(q)(ii)	Power of Attorney for Donald J. Puglisi filed as exhibit 23(q)(ii) to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on August 11, 2008 (“PEA No. 8”) and incorporated herein by reference.

(q)(iii)	Power of Attorney for Stephen M. Wynne filed as exhibit 23(q)(iii) to PEA No. 12 and incorporated herein by reference.
Item 29. Persons Controlled by or Under Common Control with the Registrant.
None.
Item 30. Indemnification.
The Registrant’s Agreement and Declaration of Trust (the “Agreement”) and by-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article 5 and 9 of the Agreement which has been incorporated by reference as Exhibit 28(a)(i) and the Registrant’s By-Laws which have been incorporated by reference as Exhibit 28(b).)
Each Investment Advisory Agreement with Cutwater, Lateef, Boston Advisors, Piedmont, WHV, Pemberwick, Private Capital, Estabrook, AMG, Polen, DuPont Capital, Gotham, TWAM, CAM, EIC and SNW provides, among other things, that an investment adviser shall not be liable for any loss suffered by the Registrant with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify an investment adviser against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by the investment adviser. (See Investment Advisory Agreements which have been incorporated by reference as Exhibits 28(d)(i)-(vi), 28(d)(viii)-(x) and 28(d)(xii)-(d)(xxi).)
The Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC provides, among other things, that Hirayama Investments, LLC will not be liable for any loss suffered by the Registrant or WHV with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hirayama Investments, LLC in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify Hirayama Investments, LLC against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by Hirayama Investments, LLC. (See the Sub-Advisory Agreement which has been incorporated by reference as Exhibit 28(d)(vii).)
The Sub-Advisory Agreement by and between Pemberwick and JPMIM provides, among other things, that Pemberwick indemnifies JPMIM for, and will hold it harmless against any losses to which JPMIM may become subject as a direct result of such agreement or JPMIM’s performance of its duties thereunder; provided, however, that nothing contained herein shall require that JPMIM be indemnified for losses that resulted from JPMIM’s willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement. (See the Sub-Advisory Agreement which has been incorporated by reference as Exhibit 28(d)(xi).)
The Underwriting Agreement with BNY Mellon Distributors Inc. (the “Underwriter”) provides, among other things, that the Registrant will indemnify, defend and hold harmless the Underwriter and its affiliates and their respective directors, trustees, officers, agents and employees from all claims, suits, actions, damages, losses, liabilities, obligations, costs and reasonable expenses (including attorneys’ fees and court costs, travel costs and other reasonable out-of-pocket costs related to dispute resolution) arising directly or indirectly from (a) any action or omission to act by any prior service provider of the Registrant, and (b) any action taken or omitted to be taken by the Underwriter in connection with the provision of services to the Registrant except that the Underwriter shall be liable for any damages arising out of its failure to perform its duties under the agreement to the extent such damages arise out of the Underwriter’s willful misfeasance, bad faith, negligence or reckless disregard of such duties. (See the Underwriting Agreement which has been incorporated by reference as Exhibit 28(e)(i).)
Item 31. Business and Other Connections of Investment Advisers.
Cutwater is a registered investment adviser located at 113 King Street, Armonk, New York 10504 and is a direct wholly-owned subsidiary of Cutwater Holdings LLC, a Delaware limited liability company located at 113 King Street, Armonk, New York 10504 and an indirect wholly-owned subsidiary of MBIA Inc. (“MBIA”), a Connecticut corporation with principal offices at the same address. MBIA is a publicly held NYSE listed company and reporting company under the Securities Exchange Act of 1934. The directors and officers of Cutwater are provided on Cutwater’s most recently filed Schedule A of Form ADV (IARD No. 107200), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of Cutwater who were engaged in any other business, profession, vocation or employment of a substantial nature during the past two years.

	Position with	Other Substantial
Name	Cutwater	Business Activities
Clifford D. Corso	Chief Investment Officer	Executive Vice President, Chief Investment Officer, MBIA Inc.

Leonard I. Chubinsky	General Counsel, Secretary	Assistant General Counsel, MBIA Insurance Corporation

William C. Fallon	Director	President, Chief Operating Officer, MBIA Inc.
Lateef is a registered investment adviser located at 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904. The general partner, limited partners, officers and directors of Lateef are provided on Lateef’s most recently filed Schedule A of Form ADV (IARD No. 107049), which is incorporated herein by reference. The partners, directors and officers of Lateef are not engaged in any other business, profession, vocation or employment of a substantial nature.
Boston Advisors is a registered investment adviser located at One Liberty Square, 10th Floor, Boston, Massachusetts 02109. The members and officers of Boston Advisors are provided on Boston Advisors most recently filed Schedule A of Form ADV (IARD No. 140059), which is incorporated herein by reference. The officers of Boston Advisors are not engaged in any other business, profession, vocation or employment of a substantial nature.
Piedmont is a registered investment adviser located at 300 West Morgan Street, Suite 1200, Durham, North Carolina 27701. The members and officers of Piedmont are provided on Piedmont’s most recently filed Schedule A of Form ADV (IARD No. 109520), which is incorporated herein by reference. The officers of Piedmont are not engaged in any other business, profession, vocation or employment of a substantial nature.
WHV is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and is a direct wholly-owned subsidiary of Laird Norton Investment Management, Inc. (“LNIM”), a Washington corporation with principal offices at 801 Second Avenue, Suite 1300, Seattle, Washington 98104 and an indirect wholly-owned subsidiary of Laird Norton Company, LLC (“LNC”), a Nevada limited liability company with principal offices at the same address as LNIM. The members and officers of WHV are listed on WHV’s most recently filed Schedule A of Form ADV Part I (IARD No. 107214), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of WHV who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	WHV	Business Activities
Jeffrey S. Vincent	Director	CEO/President of Laird Norton Company, LLC

Clarence B. Colby	Director	Principal of Colby Biomedical Consultants

Pavita Fleischer	Chief Compliance Officer	Chief Compliance Officer of Hirayama Investments, LLC
Hirayama Investments, LLC is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and is an affiliate of WHV, a registered investment adviser that is wholly-owned by LNIM. The members and officers of Hirayama Investments, LLC are listed on Hirayama Investments, LLC’s most recently filed Schedule A of Form ADV Part I (IARD No. 147816), which is incorporated herein by reference. Set forth below are the names and businesses of certain members and officers of Hirayama Investments, LLC who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Hirayama Investments, LLC	Business Activities
Richard K. Hirayama	Managing Member	Senior Vice President and Portfolio Manager of WHV

Pavita Fleischer	Chief Compliance Officer	Chief Compliance Officer of WHV

Laura A. Stankard	Member	Vice President and Portfolio Manager/Analyst of WHV

Allison G. Goodson	Member	Vice President and Portfolio Manager/Analyst of WHV

Pemberwick is a registered investment adviser located at 340 Pemberwick Road Greenwich, Connecticut 06831. The members and officers of Pemberwick are provided on Pemberwick’s most recently filed Schedule A of Form ADV (IARD No. 149639), which is incorporated herein by reference. Set forth below are the names and businesses of certain members and officers of Pemberwick who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Pemberwick	Business Activities
David A. Salzman	Member	President of The Richman Group, Inc.

Kristin M. Miller	Member	President of The Richman Group Development Corporation

Joanne D. Flanagan	Chief Compliance Officer	General Counsel to The Richman Group, Inc. and The Richman Group Development Corporation

James P. Hussey	CEO	Chief Financial Officer of The Richman Group, Inc.

Richard P. Richman	Manager	Chairman and major shareholder of The Richman Group, Inc.

Brian P. Myers	Member	President of Richman Asset Management, Inc.
JPMIM is a registered investment adviser located at 270 Park Avenue, New York, New York 10017. The directors and officers of JPMIM are provided on JPMIM’s most recently filed Schedule A of Form ADV (IARD No. No. 107038), which is incorporated herein by reference. The directors and officers of JPMIM are not engaged in any other business, profession, vocation or employment of a substantial nature.
Private Capital is a registered investment adviser located at 8889 Pelican Bay Boulevard, Suite 500, Naples, Florida 34108. The officers of Private Capital are provided on Private Capital’s most recently filed Schedule A of Form ADV (IARD No. 104672), which is incorporated herein by reference. Set forth below are the names and businesses of certain officers of Private Capital who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Private Capital	Business Activities
Charles Dameron Atkins	President, Chief Compliance Officer and General Counsel	General Counsel of Carnes Capital Corporation, 8889 Pelican Bay Blvd., Suite 500, Naples, FL 34108-7512
Estabrook is a registered investment adviser located at 875 Third Avenue, 15th Floor, New York, New York 10022. The members, directors and officers of Estabrook are provided on Estabrook’s most recently filed Schedule A of Form ADV (IARD No. 128856), which is incorporated herein by reference. The members, directors and officers of Estabrook are not engaged in any other business, profession, vocation or employment of a substantial nature.
AMG is a registered investment adviser located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813. The members and officers of AMG are provided on AMG’s most recently filed Schedule A of Form ADV (IARD No. 112324), which is incorporated herein by reference. The members, directors and officers of AMG are not engaged in any other business, profession, vocation or employment of a substantial nature.
Polen is a registered investment adviser located at 2700 N. Military Trail, Suite 230, Boca Raton, Florida 33431. The directors and officers of Polen are provided on Polen’s most recently filed Schedule A of Form ADV (IARD No. 106093), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of Polen who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Polen	Business Activities
David Polen	President, Chief Executive Officer, Chief Investment Officer and Director	President, Chief Executive Officer and Director of Soldan Corp., a registered investment adviser (IARD No. 136931)

Stanley C. Moss	Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer	Chief Compliance Officer of Soldan Corp.
DuPont Capital is a registered investment adviser located at Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The directors and officers of DuPont Capital are provided on DuPont Capital’s most recently filed Schedule A of Form ADV (IARD No. 107145), which is incorporated herein by reference. Certain directors and officers of DuPont Capital have roles and responsibilities respecting DuPont Capital’s parent company, E.I. du Pont de Nemours and Company or its affiliates and/or DuPont Capital’s wholly owned broker dealer subsidiary, DuPont Capital Management Marketing Corporation. The directors and officers of DuPont Capital are not engaged in any other business, profession, vocation or employment of a substantial nature.
Gotham is a registered investment adviser located at 535 Madison Avenue, 30th Floor, New York, New York 10022. The members, directors and officers of Gotham are provided on Gotham’s most recently filed Schedule A of Form ADV (IARD No. 149335), which is incorporated herein by reference. The members, directors and officers of Gotham are not engaged in any other business, profession, vocation or employment of a substantial nature.
EIC is a registered investment adviser located at 3007 Piedmont Road, NE, Suite 200 Atlanta, Georgia 30305. The members and officers of EIC are provided on EIC’s most recently filed Schedule A of Form ADV (IARD No. 108510), which is incorporated herein by reference. The members, directors and officers of EIC are not engaged in any other business, profession, vocation or employment of a substantial nature.
SNW is a registered investment adviser located at 1420 5th Avenue, Suite 4300, Seattle, Washington 98101. The members and officers of SNW are provided on SNW’s most recently filed Schedule A of Form ADV (IARD No. 154461), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of SNW who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	SNW	Business Activities
Maud S. Daudon	Chief Executive Officer	President and CEO of Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Aproniano M. Labonite	Chief Compliance Officer	CCO and Director of Human Resources for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Michael S. Newhouse	Chief Financial Officer	CFO for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Ronald P. Rech	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

David B. Taylor	Director/Chairman	Chairman of the Board and Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

	Position with	Other Substantial
Name	SNW	Business Activities
Robert E. Shelley	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Robert C. Elgin	Director	Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Clark R. Nye	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Gary A. Dohrn	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Donald J. Oleary	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Eric A. Heringer	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101

Lindsay A. Sovde	Director	Senior Vice President for Seattle Northwest Securities Corp.
1420 5th Ave, Suite 4300 Seattle, WA 98101
TWAM is a registered investment adviser located at One Montgomery Street, Suite 3700, San Francisco, California 94104. The directors and officers of TWAM are provided on TWAM’s most recently filed Schedule A of Form ADV (IARD No. 143308), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of TWAM who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	TWAM	Business Activities
Thomas W. Weisel	Chairman, Board of Managers	Co-Chairman of the Board, Stifel Financial Corp.
501 N. Broadway
St. Louis, MO 63102

Paul C. Slivon	Member, Board of Managers	Senior Managing Director/ Chairman of Wealth Management, Thomas Weisel Partners LLC
One Montgomery Street San Francisco, CA 94104

Mark P. Fisher	Chief Legal Officer	Chief Legal Officer and General Counsel, Thomas Weisel Partners LLC
One Montgomery Street
San Francisco, CA 94104

Christine Mevs	Chief Compliance Officer	Chief Compliance Officer, Thomas Weisel Global Growth Partners LLC, Thomas Weisel Capital Management LLC, Thomas Weisel Asset Management LLC, TW Asset Management LLC, Thomas Weisel Partners LLC

	Position with	Other Substantial
Name	TWAM	Business Activities
Shaugn S. Stanley	Chief Financial Officer	Chief Financial Officer, Thomas Weisel Partners Group, Inc.
One Montgomery Street
San Francisco, CA 94104
CAM is a registered investment adviser located at 8105 Irvine Center Drive, Suite 1100, Irvine, California, 92618. The directors and officers of CAM are provided on CAM’s most recently filed Schedule A of Form ADV (IARD No. 109930), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of CAM who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	CAM	Business Activities
Moeez Ansari	President, Chief Portfolio Manager	Owner and Principle, Compak Securities, Inc., a FINRA-registered broker-dealer (CRD No. 125472)
8105 Irvine Center Drive, Suite 1100
Irvine, California 92618

Feroz Ansari	Chief Operating Officer, Portfolio Manager	Owner and Principle, Compak Securities, Inc., a FINRA-registered broker-dealer (CRD No. 125472)
Managing Member, Compak Alternative Investments, LLC and Compak Investments LLC
8105 Irvine Center Drive, Suite 1100
Irvine, California 92618
Item 32. Principal Underwriter
(a)	BNY Mellon Distributors Inc. (the “Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of FINRA. As of July 26, 2011, the Distributor acted as principal underwriter for the following investment companies:
Aston Funds
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Funds I
Highland Funds II
The Industry Leaders Fund
Kalmar Pooled Investment Trust
Matthews International Funds, d/b/a Matthews Asia Funds
Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Fund, Inc.
Old Westbury Funds, Inc.

The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund
(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

(1) Name and Principal Business	2) Positions and Offices	(3) Positions and Offices with
Address*	with Underwriter	Registrant
Michael DeNofrio	Director	None

Steven Turowski	Director	None

John F. Fulgoney	Director, President and Chief Executive Officer	None

Dennis J. Westley	Director	None

Scott P. LaVasseur	Director	None

Bruno Di Stefano	Vice President	None

Susan K. Moscaritolo	Vice President, Secretary and Clerk	None

Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	None

Felicia Antonio	Chief Compliance Officer	None

Jodi Jamison	Chief Legal Officer	None

Ellen C. Krause	Chief Risk Officer	None

John J. Munera	Anti-Money Laundering Officer	None

Ronald Berge	Vice President	None

Dianna A. Stone	Assistant Secretary and Assistant Clerk	None

Kevin D. Peterson	Assistant Treasurer — Tax	None

Gary E. Abbs	Assistant Treasurer — Tax	None

Joanne S. Huber	Assistant Treasurer — Tax	None

Barbara J. Parrish	Assistant Secretary	None

(1) Name and Principal Business	2) Positions and Offices	(3) Positions and Offices with
Address*	with Underwriter	Registrant
Mary Lou Olinski	Assistant Secretary	None

Cristina Rice	Assistant Secretary	None

*	The principal business address for each individual is BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406
(c)	Not Applicable
Item 33. Locations of Accounts and Records.
All accounts and records are maintained by the Registrant, or on its behalf by Cutwater, 113 King Street, Armonk, New York 10504 (for certain records of the Cutwater Funds), by Lateef, 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904 (for certain records of the Lateef Fund), by Boston Advisors, One Liberty Square, 10th Floor, Boston, Massachusetts 02109 (for certain records of the Boston Advisors Funds), by Piedmont, 300 West Morgan Street, Suite 1200 Durham, North Carolina 27701 (for certain records of the Corverus Strategic Equity Fund), by WHV and Hirayama Investments, LLC, each at 301 Battery Street, Suite 400, San Francisco, California 94111 (for certain records of the WHV International Equity Fund), by WHV, 301 Battery Street, Suite 400, San Francisco, California 94111 (for certain records of the WHV Emerging Markets Equity Fund), by Pemberwick, 340 Pemberwick Road Greenwich, Connecticut 06831 (for certain records of the Pemberwick Fund), by JPMIM, 270 Park Avenue, New York, New York 10017 (for certain records of the Pemberwick Fund), by Private Capital, 8889 Pelican Bay Boulevard, Suite 500, Naples, Florida 34108 (for certain records of the Private Capital Management Value Fund), by Estabrook, 875 Third Avenue, 15th Floor, New York, New York 10022 (for certain records of the Estabrook Funds), by AMG, 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813 (for certain records of the Pacific Capital Funds), by Polen, 2700 N. Military Trail, Suite 230, Boca Raton, Florida 33431 (for certain records of the Polen Fund), by DuPont Capital, Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, Delaware 19803 (for certain records of the Dupont Capital Funds), by Gotham, 50 Tice Boulevard, Woodcliff Lake, New Jersey 07677 (for certain records of the Formula Funds and Gotham Funds), by TWAM, One Montgomery Street, Suite 3700, San Francisco, California 94104 (for certain records of the TW Small Cap Growth Fund), by CAM, 8105 Irvine Center Drive, Suite 1100, Irvine, California 92618 (for certain records of the Compak Dynamic Asset Allocation Fund), by EIC, 3007 Piedmont Road, NE, Suite 200 Atlanta, Georgia 30305 (for certain records of the EIC Value Fund), by SNW, 1420 5th Avenue, Suite 4300, Seattle, Washington 98101(for certain records of the SNW Oregon Short-Term Tax-Exempt Bond Fund) or the Registrant’s administrator, transfer agent, dividend-paying agent and accounting services agent, BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.
Item 34. Management Services.
There are no management-related service contracts not discussed in Parts A or B.
Item 35. Undertakings.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 29th day of August 2011.

FUNDVANTAGE TRUST
By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian* Robert J. Christian	Trustee	August 29, 2011

/s/ Iqbal Mansur* Iqbal Mansur	Trustee	August 29, 2011

/s/ Nicholas M. Marsini, Jr.* Nicholas M. Marsini, Jr	Trustee	August 29, 2011

/s/ Donald J. Puglisi* Donald J. Puglisi	Trustee	August 29, 2011

/s/ Stephen M. Wynne* Stephen M. Wynne	Trustee	August 29, 2011

/s/ James Shaw James Shaw	Treasurer and CFO	August 29, 2011

/s/ Joel Weiss Joel Weiss	President and CEO	August 29, 2011

*By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(a)(iii)	Amended and Restated Schedule A to Agreement and Declaration of Trust

(d)(iv)	Investment Advisory Agreement with Piedmont

(d)(xiii)(B)	Form of Amended and Restated Schedules A and B to the Investment Advisory Agreement with DuPont Capital

(d)(xvi)	Investment Advisory Agreement with CAM

(d)(xviii)	Investment Advisory Agreement with EIC

(d)(xix)	Investment Advisory Agreement with SNW

(d)(xx)	Investment Advisory Agreement with Boston Advisors for the Boston Advisors Broad Allocation Strategy Fund

(e)(ii)	Form of Amended and Restated Exhibit A to the Underwriting Agreement

(g)(i)	Custody Agreement with The Bank of New York Mellon

(g)(ii)	Foreign Custody Manager Agreement with The Bank of New York Mellon

(h)(v)	Form of Amended and Restated Exhibit A to the Transfer Agency Services Agreement

(h)(vi)	Red Flags Services Amendment to Transfer Agency Services Agreement

(h)(vii)	Form of Amended and Restated Exhibit A to the Administration and Accounting Services Agreement

(h)(viii)	Amended and Restated Expense Limitation/Reimbursement Agreement with Piedmont

(h)(xix)	Fee Waiver Agreement with CAM

(h)(xxii)	Expense Limitation/Reimbursement Agreement with EIC

(h)(xxiii)	Expense Limitation/Reimbursement Agreement with SNW

(h)(xxv)	Amendment to the Administration and Accounting Services Agreement

(h)(xxvi)	Expense Limitation/Reimbursement Agreement with Boston Advisors for the Boston Advisors Broad Allocation Strategy Fund

(j)(i)	Consents of PricewaterhouseCoopers LLP

(j)(ii)	Consent of Ernst & Young LLP

(m)(iii)	Form of selling and/or services agreement related to Rule 12b-1 Plans

(m)(vi)	12b-1 Plan for the Private Capital Management Value Fund

(m)(viii)	12b-1 Plan for the Polen Growth Fund

(m)(xiii)	12b-1 Plan for Boston Advisors US Small Cap Equity Fund, Boston Advisers International Equity Fund and Boston Advisors Broad Allocation Strategy Fund

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3

(p)(i)	Code of Ethics of the Registrant

(p)(iv)	Code of Ethics of Lateef

(p)(vii)	Code of Ethics of WHV

(p)(ix)	Code of Ethics of Pemberwick

(p)(x)	Code of Ethics of Private Capital

(p)(xi)	Code of Ethics of Estabrook

(p)(xv)	Code of Ethics of DuPont